UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq.	Copies to:
Goldman Sachs & Co. LLC	Geoffrey R.T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	100 Oliver Street
40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 28, 2018

Financial Square FundsSM
Federal Instruments
Government
Money Market
Prime Obligations
Treasury Instruments
Treasury Obligations
Treasury Solutions

Goldman Sachs Financial Square Funds

∎	FEDERAL INSTRUMENTS FUND

∎	GOVERNMENT FUND

∎	MONEY MARKET FUND

∎	PRIME OBLIGATIONS FUND

∎	TREASURY INSTRUMENTS FUND

∎	TREASURY OBLIGATIONS FUND

∎	TREASURY SOLUTIONS FUND

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

PORTFOLIO RESULTS

Goldman Sachs Financial Square Funds

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Money Market Portfolio Management Team discusses the Goldman Sachs Financial Square Funds’ (the “Funds”) performance and positioning for the six-month period ended February 28, 2018 (the “Reporting Period”).

Q	What economic and market factors most influenced the money markets as a whole during the Reporting Period?

A	During the Reporting Period, noteworthy events influencing the front, or short-term, end of the money market yield curve included a Federal Reserve (“Fed”) interest rate hike and its start of balance sheet normalization as well as action by other central banks, including the European Central Bank’s (“ECB”) tapering of asset purchases. (Yield curve is a spectrum of interest rates based on maturities of varying lengths. Balance sheet normalization refers to the steps the Fed is taking to reverse quantitative easing and remove the substantial monetary accommodation it has provided to the economy since the financial crisis began in 2007.)

In December 2017, the Fed delivered its third rate hike of the calendar year, raising the targeted federal funds rate by 25 basis points to a range between 1.25% and 1.50%. (A basis point is 1/100th of a percentage point.) Policymakers cited ongoing strength in the U.S. labor market and a pickup in household spending and business fixed investment. The Fed’s dot plot, which shows rate projections of the members of the Fed’s Open Market Committee, indicated that three rate increases were on tap for 2018 and potentially two more in 2019. During February 2018, new Fed chair Jerome Power noted an improvement in the U.S. economic outlook since the Fed’s December 2017 policy meeting. His comments were met with a hawkish market reaction, with U.S. Treasury yields climbing amid raised market expectations for a shift in the Fed’s dot plot at its March 2018 meeting. (Hawkish tends to suggest higher interest rates; opposite of dovish.)

Outside the U.S., the ECB announced in October 2017 that it would reduce its monthly asset purchases from €60 billion to €30 billion for nine months beginning in January 2018, mainly by purchasing fewer sovereign government bonds. The ECB also said its policy rates would remain low for “an extended period of time, and well past the horizon of the net asset purchases.” Also in October 2017, the Bank of England reversed an emergency interest rate cut, made in August 2016 following the Brexit referendum, and signaled that future monetary policy tightening would be limited, gradual and dependent on the economic reaction to the U.K.’s eventual departure from the European Union.

Q	What key factors were responsible for the performance of the Funds during the Reporting Period?

A	The Funds’ yields rose during the Reporting Period, driven by the increase in money market yields, which occurred primarily because of the economic and market factors discussed above. The money market yield curve flattened, meaning yields on shorter-term maturities rose more than those on longer-term maturities.

Q	How did you manage the Funds during the Reporting Period?

A	Collectively, the Funds had investments in commercial paper, asset-backed commercial paper, U.S. Treasury securities, government agency securities, repurchase agreements (“repos”), government guaranteed paper, time deposits, certificates of deposit, floating rate securities, variable rate demand notes (“VRDNs”), municipal securities and floating rate securities during the Reporting Period.

In our commercial paper strategies (i.e., the Goldman Sachs Financial Square Money Market Fund and the Goldman Sachs Financial Square Prime Obligations Fund), we maintained a rather short weighted average maturity of approximately 35 days, as the Fed continued to signal the likelihood of a December 2017 interest rate hike. For the same reason, we maintained relatively short weighted average maturities of approximately 20 days in our government repo strategies (i.e., the Goldman Sachs Financial Square Government Fund, the Goldman Sachs Financial Square Treasury Obligations Fund and the Goldman Sachs Financial Square Treasury Solutions Fund) and of approximately 40 days in our government non-repo strategies (i.e., the Goldman Sachs Financial Square Federal Instruments Fund and the Goldman Sachs Financial Square Treasury Instruments Fund). During the fourth quarter of 2017 and in early 2018, we focused our Funds’ purchases on floating rate securities, asset-backed commercial paper and agency securities because, in our view, they could help us

1

PORTFOLIO RESULTS

manage duration in the event of a more aggressive than market expected Fed interest rate hike scenario. (Duration is a measure of a portfolio’s sensitivity to changes in interest rates.)

Q	How did you manage the Funds’ weighted average life during the Reporting Period?

A	During the Reporting Period, we managed the weighted average life of the Funds below 120 days. In commercial paper strategies, we reduced the Funds’ weighted average life from approximately 82 days to approximately 64 days. In government repo and government non-repo strategies, we reduced the Funds’ weighted average life from approximately 115 days to approximately 104 days. The weighted average life of a money market fund is a measure of a money market fund’s price sensitivity to changes in liquidity and/or credit risk.

Under amendments to SEC Rule 2a-7 that became effective in May 2010, the maximum allowable weighted average life of a money market fund is 120 days. While one of the goals of the SEC’s money market fund rule is to reinforce conservative investment practices across the money market fund industry, our security selection process has long emphasized conservative investment choices.

Q	Did you make any changes to the Funds’ portfolios during the Reporting Period?

A	During the Reporting Period, we made adjustments to the Funds’ weighted average maturities and their allocations to specific investments based on then-current market conditions, our near-term view and anticipated and actual Fed monetary policy statements.

Q	What is the Funds’ tactical view and strategy for the months ahead?

A	At the end of the Reporting Period, we expected the U.S. to continue to take the lead in unwinding the ultra-accommodative monetary policy put in place following the global financial crisis. We think the Fed will raise rates three times in 2018 and continue balance sheet normalization. Although we believe the markets have interpreted Jerome Powell’s appointment as preserving continuity at the Fed, the high turnover on the Federal Open Market Committee could challenge the status quo, in our view, as Powell will need to build consensus among policymakers, some of whom have yet to be nominated. Elsewhere, we see scope for several developed markets’ central banks, including the Bank of Canada and Reserve Bank of New Zealand, to tighten monetary policy because of domestic economic strength in those nations. In contrast, we anticipate prolonged monetary policy accommodation in Europe and Japan, where core inflation appears to lack upward momentum. Overall, the Funds continue to be flexibly guided by shifting market conditions, and we have positioned them to seek to take advantage of anticipated interest rate movements. At the end of the Reporting Period, we viewed floating rate securities as offering value, and we intend to adjust duration guided by the context of market pricing in relation to our expectations. As always, we intend to continue to use our actively managed approach to seek the best possible return within the framework of our Funds’ investment guidelines and objectives. In addition, we will continue to manage interest, liquidity and credit risk daily. We will also continue to closely monitor economic data, Fed policy and any shifts in the money market yield curve, as we strive to navigate the interest rate environment.

2

PORTFOLIO RESULTS

GOVERNMENT MONEY MARKET FUNDS

∎	Federal Instruments Fund

∎	Government Fund

∎	Treasury Instruments Fund

∎	Treasury Obligations Fund

∎	Treasury Solutions Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

INSTITUTIONAL MONEY MARKET FUNDS

∎	Money Market Fund

∎	Prime Obligations Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

FUND BASICS

Financial Square Funds

as of February 28, 2018

PERFORMANCE REVIEW[1,2]
September 1, 2017–February 28, 2018	Fund Total Return (based on NAV)[4] Institutional Shares	iMoneyNet Institutional Average[5]
Federal Instruments	0.51%	0.87%[6]
Government	0.52	0.87	[6]
Money Market[3]	0.63	1.11	[7]
Prime Obligations[3]	0.63	1.11	[7]
Treasury Instruments	0.51	0.86	[8]
Treasury Obligations	0.52	0.85	[9]
Treasury Solutions	0.51	0.85	[9]

The returns represent past performance. Past performance does not guarantee future results. The Funds’ investment returns will fluctuate. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]	Each of the Prime Obligations, Treasury Obligations, Money Market, Treasury Instruments and Treasury Solutions Funds offers nine separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management, Premier and Resource), the Federal Instruments Fund offers eight separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management and Premier), and the Government Fund offers twelve separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource, Class R6, Class A and Class C), each of which is subject to different fees and expenses that affect performance and entitles shareholders to different services. The Institutional and Class R6 Shares do not have distribution and/or service (12b-1) or administration and/or service (non-12b-1) fees. The Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource, Class A and Class C Shares offer financial institutions the opportunity to receive fees for providing certain distribution, administrative support and/or shareholder services (as applicable). As an annualized percentage of average daily net assets, these share classes pay combined distribution and/or service (12b-1), administration and/ or service (non-12b-1) fees (as applicable) at the following contractual rates: the Select Shares pay 0.03%, Preferred Shares pay 0.10%, Capital Shares pay 0.15%, Administration Shares pay 0.25%, Service Shares pay 0.50%, Cash Management Shares pay 0.80%, Premier Shares pay 0.35%, Resource Shares pay 0.65%, Class A Shares pay 0.25% and Class C Shares pay 1.00%. If these fees were reflected in the above performance, performance would have been reduced. In addition, the Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. The performance shown above reflects any waivers or reimbursements that were in effect for all or a portion of the periods shown. When waivers or reimbursements are in place, the Fund’s operating expenses are reduced and the Fund’s yield and total returns to the shareholder are increased.

[3]	As of February 8, 2018, the investment adviser has implemented a voluntary temporary fee waiver equal annually to 0.10% of the average daily net assets of Financial Square Prime Obligations Fund and Financial Square Money Market Fund.

[4]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. A Fund’s total return reflects the reinvestment of dividends and other distributions.

[5]	Source: iMoneyNet, Inc. February 2018.

[6]	Government & Agencies Institutional–Category includes the most broadly based of the government institutional funds. These funds may generally invest in U.S. treasuries, U.S. agencies, repurchase agreements, or government-backed floating rate notes.

[7]	First Tier Institutional–Category includes only non-government institutional funds that also are not holding any second tier securities. Portfolio holdings of First Tier funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes, and asset-backed commercial paper.

[8]	Treasury Institutional–Category includes only institutional government funds that hold 100 percent in U.S. Treasuries.

[9]	Treasury & Repo Institutional–Category includes only institutional government funds that hold U.S. Treasuries and repurchase agreements backed by the U.S. Treasury.

4

FUND BASICS

STANDARDIZED TOTAL RETURNS1,[2,10]
For the period ended December 31, 2017	SEC 7-Day Current Yield[11]	One Year	Five Years	Ten Years	Since Inception	Inception Date
Federal Instruments	1.14%	0.73%	N/A	N/A	0.46%	10/30/15
Government	1.21	0.77	0.22%	0.40%	2.63	4/6/93
Money Market	1.43	1.07	0.36	0.53	2.70	5/18/94
Prime Obligations	1.41	1.08	0.33	0.50	3.03	3/8/90
Treasury Instruments	1.15	0.72	0.19	0.26	1.99	3/3/97
Treasury Obligations	1.22	0.74	0.20	0.28	2.83	4/25/90
Treasury Solutions	1.14	0.73	0.19	0.37	2.18	2/28/97

[10]	The Standardized Total Returns are average annual or cumulative total returns (only if the performance period is one year or less) of Institutional Shares as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. The SEC 7-Day Current Yield is not a Standardized Total Return.

Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The yields and returns represent past performance. Past performance does not guarantee future results. The Funds’ investment yields and returns will fluctuate as market conditions change. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end yields and returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[11]	The SEC 7-Day Current Yield figures are as of 12/31/17 and are calculated in accordance with securities industry regulations and do not include net capital gains. SEC 7-Day Current Yield may differ slightly from the actual distribution rate of a given Fund because of the exclusion of distributed capital gains, which are non-recurring. The SEC 7-Day Current Yield more closely reflects a Fund’s current earnings than do the Standardized Total Return figures.

5

YIELD SUMMARY

SUMMARY OF THE INSTITUTIONAL SHARES[1,2] AS OF 2/28/18
Funds	7-Day Dist. Yield[12]	SEC 7-Day Effective Yield[13]	30-Day Average Yield[14]	Weighted Avg. Maturity (days)[15]	Weighted Avg. Life (days)[16]
Federal Instruments	1.27%	1.30%	1.22%	39	118
Government	1.27	1.29	1.23	26	107
Money Market[3]	1.63	1.65	1.56	29	64
Prime Obligations[3]	1.62	1.65	1.56	30	64
Treasury Instruments	1.33	1.35	1.25	40	104
Treasury Obligations	1.28	1.30	1.22	23	111
Treasury Solutions	1.32	1.30	1.22	34	119

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields reflect fee waivers and expense limitations in effect and will fluctuate as market conditions change. The yield quotations more closely reflect the current earnings of the Fund. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end performance.

[12]	The 7-Day Distribution Yield is an annualized measure of a Fund’s dividends per share, divided by the price per share. This yield can include capital gain/loss distribution, if any. This is not an SEC Yield.

[13]	The SEC 7-Day Effective Yield of a Fund is calculated in accordance with securities industry regulations and do not include net capital gains. The SEC 7-Day Effective Yield assumes reinvestment of dividends for one year.

[14]	The 30-Day Average Yield is a net annualized yield of 30 days back from the current date listed. This yield includes capital gain/loss distribution.

[15]	A Fund’s weighted average maturity (WAM) is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 60 days as calculated under SEC Rule 2a-7.

[16]	A Fund’s weighted average life (WAL) is an average of the final maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 120 days as calculated under SEC Rule 2a-7.

6

SECTOR ALLOCATIONS

SECTOR ALLOCATIONS[17]
as of February 28, 2018
Security Type (Percentage of Net Assets)	Federal Instruments	Government	Money Market	Prime Obligations	Treasury Instruments	Treasury Obligations	Treasury Solutions
Certificates of Deposit	—	—	0.6%	0.7%	—	—	—
Certificates of Deposit -Eurodollar	—	—	1.0	—	—	—	—
Certificates of Deposit - Yankeedollar	—	—	7.1	8.8	—	—	—
Commercial Paper & Corporate Obligations	—	—	29.7	35.2	—	—	—
Fixed Rate Municipal Debt Obligations	—	—	4.6	3.7	—	—	—
Repurchase Agreements	—	58.9%	5.3	4.5	—	62.5%	35.4%
Time Deposits	—	—	25.1	22.0	—	—	—
U.S. Government Agency Obligations	54.2%	17.7	—	0.5	—	—	—
U.S. Treasury Obligations	55.4	28.5	1.8	1.8	103.9%	44.4	99.3
Variable Rate Municipal Debt Obligations	—	—	5.8	5.8	—	—	—
Variable Rate Obligations	—	—	19.3	18.2	—	—	—

[17]	Each Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

7

SECTOR ALLOCATIONS

SECTOR ALLOCATIONS[18]
As of August 31, 2017
Security Type (Percentage of Net Assets)	Federal Instruments	Government	Money Market	Prime Obligations	Treasury Instruments	Treasury Obligations	Treasury Solutions
Certificates of Deposit	—	—	1.9%	2.0%	—	—	—
Certificates of Deposit - Eurodollar	—	—	2.3	—	—	—	—
Certificates of Deposit - Yankeedollar	—	—	9.8	10.5	—	—	—
Commercial Paper & Corporate Obligations	—	—	24.7	22.9	—	—	—
Fixed Rate Municipal Debt Obligations	—	—	2.5	1.7	—	—	—
Repurchase Agreements	—	57.9%	3.5	1.7	—	63.0%	64.1%
Time Deposits	—	—	14.6	16.4	—	—	—
U.S. Government Agency Obligations	34.6%	26.2	—	0.6	—	—	—
U.S. Treasury Obligations	62.9	16.1	—	—	101.1%	37.1	36.7
Variable Rate Municipal Debt Obligations	—	—	8.1	9.6	—	—	—
Variable Rate Obligations	—	—	32.6	34.6	—	—	—

[18]	Each Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

8

Index Definitions

ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index is based on the assumed purchase of a synthetic instrument having three months to maturity and with a coupon equal to the closing quote for three-month LIBOR. That issue is sold the following day (priced at a yield equal to the current day closing three-month LIBOR rate) and is rolled into a new three-month instrument. The index, therefore, will always have a constant maturity equal to exactly three months.

It is not possible to invest directly in an unmanaged index.

9

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments

February 28, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 54.2%
Federal Farm Credit Bank (1 Mo. LIBOR – 0.09%)
$1,000,000	1.557	%(a)	03/28/19	$1,000,000
Federal Farm Credit Bank (3 Mo. LIBOR – 0.14%)
1,800,000	1.555	(a)	09/30/19	1,799,857
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.07%)
850,000	1.717	(a)	11/29/19	850,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.08%)(a)
700,000	1.727		10/18/19	699,966
750,000	1.727		12/26/19	749,946
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.09%)(a)
700,000	1.742		02/19/19	699,946
900,000	1.737		07/05/19	899,976
Federal Farm Credit Bank (FEDL01 + 0.10%)
20,000,000	1.520	(a)	03/26/18	20,002,265
Federal Farm Credit Bank (Prime Rate – 3.08%)(a)
250,000	1.420		06/27/19	249,983
1,600,000	1.420		07/17/19	1,599,779
Federal Farm Credit Bank (Prime Rate – 3.12%)
1,000,000	1.380	(a)	01/24/19	999,900
Federal Farm Credit Banks Funding Corporation (1 Mo. LIBOR + 0.12%)
25,000,000	1.711	(a)	03/21/18	25,004,582
Federal Home Loan Bank (1 Mo. LIBOR – 0.08%)
14,000,000	1.510	(a)	03/19/19	14,000,000
Federal Home Loan Bank (1 Mo. LIBOR – 0.09%)
1,050,000	1.498	(a)	01/14/19	1,050,000
Federal Home Loan Bank (1 Mo. LIBOR – 0.10%)
5,900,000	1.495	(a)	04/18/19	5,900,000
Federal Home Loan Bank (1 Mo. LIBOR – 0.14%)
1,300,000	1.450	(a)	05/18/18	1,300,000
Federal Home Loan Bank (1 Mo. LIBOR – 0.15%)
1,900,000	1.445	(a)	05/18/18	1,900,000
Federal Home Loan Bank (1 Mo. LIBOR – 0.16%)(a)
5,300,000	1.461		05/25/18	5,300,000
2,900,000	1.471		05/25/18	2,900,000
Federal Home Loan Bank (1 Mo. LIBOR – 0.17%)
2,500,000	1.456	(a)	05/25/18	2,500,000
Federal Home Loan Bank (1 Mo. LIBOR – 0.18%)(a)
16,000,000	1.405		06/06/18	16,000,000
4,000,000	1.405		06/07/18	4,000,000
9,500,000	1.404		06/08/18	9,500,000
Federal Home Loan Bank (1 Mo. LIBOR + 0.01%)(a)
4,800,000	1.600		06/19/18	4,800,000
3,270,000	1.658		06/28/18	3,270,000
Federal Home Loan Bank (3 Mo. LIBOR – 0.16%)(a)
2,100,000	1.318		03/01/18	2,100,000
7,000,000	1.321		06/01/18	7,000,000
Federal Home Loan Bank (3 Mo. LIBOR – 0.17%)(a)
2,410,000	1.418		03/15/18	2,410,000
2,410,000	1.430		03/16/18	2,409,995
Federal Home Loan Bank (3 Mo. LIBOR – 0.22%)(a)
700,000	1.484		07/09/18	699,987
1,100,000	1.489		07/12/18	1,099,980
Federal Home Loan Bank Discount Notes
15,600,000	1.341		03/09/18	15,595,355
14,900,000	1.364		03/21/18	14,888,949
75,000,000	1.447		03/23/18	74,935,100
51,300,000	1.367		03/28/18	51,248,520

TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS				$299,364,086

U.S. Treasury Obligations – 55.4%
United States Treasury Bills
$5,000,000	1.327%		03/15/18	$4,997,472
9,200,000	1.410		03/22/18	9,192,594
5,800,000	1.513	(b)	03/29/18	5,793,324
50,000,000	1.528	(b)	03/29/18	49,941,861
9,000,000	1.463		04/19/18	8,982,483
9,900,000	1.473		04/19/18	9,880,596
600,000	1.432		04/26/18	598,693
1,200,000	1.442		04/26/18	1,197,368
400,000	1.571		04/26/18	399,045
600,000	1.471	(b)	05/31/18	597,824
100,000	1.680	(b)	05/31/18	99,586
800,000	1.685	(b)	05/31/18	796,673
5,000,000	1.461		06/07/18	4,980,264
300,000	1.494		06/07/18	298,787
1,200,000	1.492		06/14/18	1,194,908
8,200,000	1.497		06/14/18	8,165,082
19,300,000	1.518		06/21/18	19,211,134
1,400,000	1.538		06/21/18	1,393,467
400,000	1.702		06/21/18	397,934
3,000,000	1.611		07/05/18	2,983,515
200,000	1.739		07/05/18	198,814
400,000	1.744		07/05/18	397,620
1,200,000	1.595		07/12/18	1,193,106
200,000	1.601		07/12/18	198,847
800,000	1.632		07/19/18	795,053
32,400,000	1.871		08/23/18	32,113,350
100,000	1.866	(b)	08/30/18	99,082
800,000	1.876	(b)	08/30/18	792,619
13,400,000	1.882	(b)	08/30/18	13,276,028
100,000	1.887	(b)	08/30/18	99,072
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
600,000	1.700	(a)	10/31/19	600,080
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
8,100,000	1.712	(a)	07/31/19	8,106,381
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.07%)
3,100,000	1.722	(a)	04/30/19	3,102,311
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
10,900,000	1.792	(a)	01/31/19	10,919,959
United States Treasury Floating Rate Notes (3 Mo. U.S. T-Bill MMY + 0.17%) (a)
81,700,000	1.826		07/31/18	81,782,109
12,800,000	1.822		10/31/18	12,818,302
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.19%)
7,500,000	1.842	(a)	04/30/18	7,503,309
United States Treasury Note
400,000	0.750	(b)	07/31/18	398,234

TOTAL U.S. TREASURY
OBLIGATIONS				$305,496,886

TOTAL INVESTMENTS – 109.6%				$604,860,972

LIABILITIES IN EXCESS OF OTHER ASSETS – (9.6)%				(52,752,197)

NET ASSETS – 100.0%				$552,108,775

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2018.
(b)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FEDL01	—US Federal Funds Effective Rate
LIBOR	—London Interbank Offered Rates
MMY	—Money Market Yield
Prime	—Federal Reserve Bank Prime Loan Rate US
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments

February 28, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 17.7%
Federal Farm Credit Bank (1 Mo. LIBOR – 0.09%)
$148,000,000	1.557	%(a)	03/28/19	$148,000,000
Federal Farm Credit Bank (3 Mo. LIBOR – 0.14%)
246,500,000	1.555	(a)	09/30/19	246,480,472
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.07%)(a)
198,700,000	1.717		11/20/19	198,689,772
98,500,000	1.717		11/29/19	98,500,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.08%)(a)
120,500,000	1.727		10/18/19	120,494,097
98,600,000	1.727		12/26/19	98,592,865
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.09%)(a)
98,500,000	1.742		02/19/19	98,492,326
118,700,000	1.737		07/05/19	118,696,803
Federal Farm Credit Bank (Prime Rate – 3.08%)(a)
36,500,000	1.420		06/27/19	36,497,542
216,800,000	1.420		07/17/19	216,770,063
Federal Farm Credit Bank (Prime Rate – 3.12%)
123,000,000	1.380	(a)	01/24/19	122,987,757
Federal Home Loan Bank (1 Mo. LIBOR – 0.05%)
497,200,000	1.533	(a)	07/13/18	497,200,000
Federal Home Loan Bank (1 Mo. LIBOR – 0.08%)
1,900,000,000	1.510	(a)	03/19/19	1,900,000,000
Federal Home Loan Bank (1 Mo. LIBOR – 0.09%)
147,750,000	1.498	(a)	01/14/19	147,750,000
Federal Home Loan Bank (1 Mo. LIBOR – 0.10%)
903,750,000	1.495	(a)	04/18/19	903,750,000
Federal Home Loan Bank (1 Mo. LIBOR – 0.14%)
168,800,000	1.450	(a)	05/18/18	168,800,000
Federal Home Loan Bank (1 Mo. LIBOR – 0.15%)
241,300,000	1.445	(a)	05/18/18	241,300,000
Federal Home Loan Bank (1 Mo. LIBOR – 0.16%)(a)
739,500,000	1.461		05/25/18	739,500,000
394,600,000	1.471		05/25/18	394,600,000
Federal Home Loan Bank (1 Mo. LIBOR – 0.17%)
295,000,000	1.456	(a)	05/25/18	295,000,000
Federal Home Loan Bank (1 Mo. LIBOR – 0.18%)(a)
2,370,000,000	1.405		06/06/18	2,370,000,000
492,500,000	1.405		06/07/18	492,500,000
1,145,500,000	1.404		06/08/18	1,145,500,000
Federal Home Loan Bank (1 Mo. LIBOR + 0.01%)(a)
741,200,000	1.600		06/19/18	741,200,000
494,020,000	1.658		06/28/18	494,020,000
Federal Home Loan Bank (3 Mo. LIBOR – 0.16%)
993,000,000	1.321	(a)	06/01/18	993,000,000
Federal Home Loan Bank (3 Mo. LIBOR – 0.17%)(a)
238,060,000	1.418		03/15/18	238,060,000
238,060,000	1.430		03/16/18	238,059,509
Federal Home Loan Bank (3 Mo. LIBOR – 0.22%)(a)
496,000,000	1.455		03/23/18	496,000,000
98,700,000	1.484		07/09/18	98,698,163
148,100,000	1.489		07/12/18	148,097,281
Federal Home Loan Bank Discount Note
465,000,000	1.447		03/23/18	464,597,620
Overseas Private Investment Corp. (3 Mo. U.S. T-Bill + 0.00%)(a)(d)
74,600,000	1.600		03/07/18	74,600,000
180,240,535	1.620		03/07/18	180,240,535
63,926,407	1.650		03/07/18	63,926,407
337,571,248	1.710		03/07/18	337,571,249

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$15,368,172,461

U.S. Treasury Obligations – 28.5%
United States Treasury Bills
$1,100,000	1.327%		03/15/18	$1,099,444
779,100,000	1.513	(b)	03/29/18	778,203,170
208,400,000	1.515	(b)	03/29/18	208,159,703
3,100,000,000	1.528	(b)	03/29/18	3,096,395,389
1,157,400,000	1.463		04/19/18	1,155,147,251
1,452,700,000	1.473		04/19/18	1,449,852,708
111,400,000	1.432		04/26/18	111,157,396
190,100,000	1.442		04/26/18	189,683,047
57,600,000	1.571		04/26/18	57,462,464
88,100,000	1.471	(b)	05/31/18	87,780,430
36,500,000	1.685	(b)	05/31/18	36,348,226
30,600,000	1.494		06/07/18	30,476,299
1,299,200,000	1.497		06/14/18	1,293,667,574
1,666,400,000	1.518		06/21/18	1,658,727,156
80,300,000	1.702		06/21/18	79,885,295
6,200,000	1.569		06/28/18	6,168,643
204,900,000	1.611		07/05/18	203,774,075
14,400,000	1.739		07/05/18	14,314,572
27,800,000	1.744		07/05/18	27,634,590
37,300,000	1.595		07/12/18	37,085,717
98,800,000	1.601		07/12/18	98,230,583
68,300,000	1.632		07/19/18	67,877,678
63,600,000	1.637		07/19/18	63,205,503
4,845,700,000	1.871		08/23/18	4,802,829,020
12,500,000	1.866	(b)	08/30/18	12,385,302
113,000,000	1.876	(b)	08/30/18	111,957,418
1,628,800,000	1.882	(b)	08/30/18	1,613,730,880
17,600,000	1.887	(b)	08/30/18	17,436,726
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
6,935,000,000	1.700	(a)	10/31/19	6,936,270,485
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.17%)
165,000,000	1.822	(a)	10/31/18	165,244,214
United States Treasury Note
217,000,000	0.750	(b)	07/31/18	216,036,234

TOTAL U.S. TREASURY OBLIGATIONS				$24,628,227,192

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$39,996,399,653

Repurchase Agreements-Unaffiliated Issuers(c) – 58.3%
Barclays Capital, Inc.
$300,000,000	1.350%		03/01/18	$300,000,000
Maturity Value: $300,011,250

Collateralized by Federal Home Loan Bank, 0.000%, due
05/02/18 and Federal Home Loan Mortgage Corp., 2.375%,
due 02/16/21. The aggregate market value of the collateral,
including accrued interest, was $306,000,297.

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
BNP Paribas
$305,000,000	1.250%		03/01/18	$305,000,000
Maturity Value: $305,010,590

Collateralized by a U.S. Treasury Bond, 3.000%, due 11/15/44,
U.S. Treasury Interest-Only Stripped Securities, 0.000%, due
11/15/30 to 11/15/38 and U.S. Treasury Notes, 0.875% to
2.000%, due 12/31/18 to 11/15/22. The aggregate market value of the collateral, including accrued interest, was $311,100,063.

890,000,000	1.340		03/01/18	890,000,000
Maturity Value: $890,993,833
Settlement Date: 01/30/18

Collateralized by a U.S. Treasury Bond, 3.125%, due 11/15/41,
U.S. Treasury Interest-Only Stripped Securities, 0.000%, due
05/15/28 to 02/15/33 and U.S. Treasury Notes, 1.250% to
3.625%, due 10/31/18 to 11/15/26. The aggregate market value of the collateral, including accrued interest, was $907,800,001.

35,900,000	1.370		03/01/18	35,900,000
Maturity Value: $35,901,366

Collateralized by Federal Farm Credit Bank, 1.875%, due
06/02/22, Federal Home Loan Mortgage Corp., 4.000% to
7.500%, due 04/01/28 to 08/01/47, Federal National Mortgage
Association, 2.500% to 7.000%, due 09/01/22 to 01/01/45, a
U.S. Treasury Interest-Only Stripped Security, 0.000%, due
05/15/20 and U.S. Treasury Notes, 0.875% to 1.750%, due
05/31/18 to 11/30/19. The aggregate market value of the
collateral, including accrued interest, was $36,919,307.

800,000,000	1.380		03/01/18	800,000,000
Maturity Value: $800,030,667
Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.125%, due 07/15/22. The market value of the collateral, including accrued interest, was $816,000,000.
1,300,000,000	1.380		03/01/18	1,300,000,000
Maturity Value: $1,300,049,833
Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.125%, due 01/15/23. The market value of the collateral, including accrued interest, was $1,326,000,000.
1,500,000,000	1.380		03/01/18	1,500,000,000
Maturity Value: $1,500,057,500
Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/18. The market value of the collateral, including accrued interest, was $1,530,000,000.
890,000,000	1.340		03/02/18	890,000,000
Maturity Value: $890,993,833
Settlement Date: 01/31/18

Collateralized by U.S. Treasury Bonds, 2.750% to 9.125%, due
05/15/18 to 11/15/43, U.S. Treasury Inflation-Indexed Bonds,
2.000% to 2.375%, due 01/15/25 to 01/15/26, a U.S. Treasury
Inflation-Indexed Note, 0.125%, due 07/15/26, U.S. Treasury
Interest-Only Stripped Securities, 0.000%, due 02/15/25 to
11/15/42, U.S. Treasury Notes, 1.250% to 2.750%, due
10/31/18 to 01/31/24 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 11/15/27 to 11/15/45. The
aggregate market value of the collateral, including accrued
interest, was $907,799,998.

Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
BNP Paribas – (continued)
100,000,000	1.340	%(d)	03/07/18	100,000,000
Maturity Value: $100,364,778
Settlement Date: 12/14/17

Collateralized by U.S. Treasury Bills, 0.000%, due 05/17/18 to
08/09/18, a U.S. Treasury Bond, 3.125%, due 11/15/41, U.S.
Treasury Inflation-Indexed Bonds, 1.000% to 3.875%, due
04/15/29 to 02/15/48, a U.S. Treasury Inflation-Indexed Note,
0.375%, due 07/15/25, U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 11/15/28 to 05/15/41 and U.S. Treasury
Notes, 0.750% to 1.250%, due 02/15/19 to 01/31/20. The
aggregate market value of the collateral, including accrued
interest, was $102,000,001.

750,000,000	1.350	(d)	03/07/18	750,000,000
Maturity Value: $750,843,750
Settlement Date: 02/06/18

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
4.500%, due 01/01/27 to 12/01/47, Federal National Mortgage
Association, 2.000% to 5.000%, due 07/01/26 to 02/01/48,
Government National Mortgage Association, 2.500% to
4.500%, due 12/15/26 to 06/20/47, U.S. Treasury Bonds,
3.000% to 3.750%, due 11/15/43 to 11/15/44, U.S. Treasury
Inflation-Indexed Notes, 0.125% to 1.125%, due 01/15/21 to
07/15/22 and U.S. Treasury Notes, 0.750% to 1.500%, due
08/31/18 to 09/30/21. The aggregate market value of the
collateral, including accrued interest, was $771,144,694.

495,000,000	1.360	(d)	03/07/18	495,000,000
Maturity Value: $495,579,700
Settlement Date: 02/09/18

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
7.500%, due 06/01/23 to 01/01/48, Federal National Mortgage
Association, 3.000% to 7.000%, due 08/01/18 to 02/01/57,
Government National Mortgage Association, 3.000% to
7.000%, due 08/15/29 to 04/20/47, a U.S. Treasury Bond,
3.750%, due 11/15/43, U.S. Treasury Notes, 1.000% to
2.000%, due 03/15/19 to 11/30/22 and a U.S. Treasury
Principal-Only Stripped Security, 0.000%, due 02/15/44. The
aggregate market value of the collateral, including accrued
interest, was $509,703,893.

500,000,000	1.360	(d)	03/07/18	500,000,000
Maturity Value: $501,851,112
Settlement Date: 12/14/17

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
7.500%, due 01/01/28 to 11/01/47, Federal National Mortgage
Association, 3.000% to 6.000%, due 08/01/25 to 11/01/46,
Government National Mortgage Association, 2.500% to
7.000%, due 12/15/26 to 12/20/47, a U.S. Treasury Bill,
0.000%, due 06/14/18, U.S. Treasury Inflation-Indexed Bonds,
0.625% to 1.000%, due 02/15/43 to 02/15/48, a U.S. Treasury
Inflation-Indexed Note, 0.125%, due 04/15/18 and U.S.
Treasury Notes, 1.500% to 1.875%, due 08/31/18 to 12/31/19.
The aggregate market value of the collateral, including accrued interest, was $513,272,548.

The accompanying notes are an integral part of these financial statements.	13

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
BNP Paribas (Overnight MBS + 0.02%)
$500,000,000	1.390	%(a)(d)	03/01/18	$500,000,000
Maturity Value: $514,498,468
Settlement Date: 02/23/16

Collateralized by Federal Home Loan Bank, 0.875%, due
08/05/19, Federal Home Loan Mortgage Corp., 3.000% to
7.500%, due 08/01/25 to 09/01/47, Federal Home Loan
Mortgage Corp. Stripped Security, 0.000%, due 07/15/32,
Federal National Mortgage Association, 2.500% to 6.000%,
due 10/01/25 to 02/01/48, Government National Mortgage
Association, 3.000% to 5.000%, due 06/20/39 to 04/20/47, U.S.
Treasury Bonds, 3.125% to 3.750%, due 02/15/43 to 11/15/43,
a U.S. Treasury Inflation-Indexed Bond, 0.750%, due 02/15/42,
U.S. Treasury Interest-Only Stripped Securities, 0.000%, due
08/15/29 to 11/15/41 and U.S. Treasury Notes, 0.750% to
2.125%, due 04/30/18 to 03/31/24. The aggregate market value of the collateral, including accrued interest, was $514,155,626.

550,000,000	1.390	(a)(d)	03/01/18	550,000,000
Maturity Value: $565,799,662
Settlement Date: 02/23/16

Collateralized by Federal Farm Credit Bank, 1.300%, due
02/01/19, Federal Home Loan Mortgage Corp., 3.000% to
4.500%, due 09/01/32 to 11/01/47, Federal Home Loan
Mortgage Corp. Stripped Security, 0.000%, due 07/15/32,
Federal National Mortgage Association, 3.000% to 5.000%,
due 01/01/27 to 12/01/47, Government National Mortgage
Association, 2.500% to 7.000%, due 10/15/26 to 11/20/47, a
U.S. Treasury Bill, 0.000%, due 07/05/18, U.S. Treasury
Bonds, 2.250% to 3.750%, due 11/15/43 to 08/15/46, a U.S.
Treasury Inflation-Indexed Bond, 2.375%, due 01/15/25, U.S.
Treasury Interest-Only Stripped Securities, 0.000%, due
08/15/23 to 05/15/45, U.S. Treasury Notes, 1.750% to 3.375%,
due 11/15/19 to 09/30/24 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 02/15/37 to 11/15/45. The
aggregate market value of the collateral, including accrued
interest, was $564,270,267.

CIBC Wood Gundy Securities
100,000,000	1.350		03/01/18	100,000,000
Maturity Value: $100,003,750

Collateralized by a U.S. Treasury Inflation-Indexed Bond,
3.625%, due 04/15/28 and U.S. Treasury Notes, 1.125% to
2.375%, due 01/15/19 to 05/15/27. The aggregate market value of the collateral, including accrued interest, was $102,000,212.

2,000,000,000	1.370		03/01/18	2,000,000,000
Maturity Value: $2,000,076,111

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
8.500%, due 11/01/21 to 02/01/48, Federal National Mortgage
Association, 2.500% to 7.000%, due 08/01/18 to 02/01/48,
Government National Mortgage Association, 3.000% to
3.500%, due 11/20/46 to 08/20/47, a U.S. Treasury Bond,
2.875%, due 11/15/46, a U.S. Treasury Inflation-Indexed Bond,
3.625%, due 04/15/28 and U.S. Treasury Notes, 1.125% to
2.125%, due 01/15/19 to 02/15/25. The aggregate market value of the collateral, including accrued interest, was
$2,058,968,818.

Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Citibank N.A.
1,000,000,000	1.390		03/07/18	1,000,000,000
Maturity Value: $1,000,270,278

Collateralized by Federal Farm Credit Bank, 1.400% to 3.490%,
due 11/12/20 to 03/02/37, Federal Home Loan Bank, 1.530% to
1.538%, due 12/06/19 to 01/23/20, Federal Home Loan
Mortgage Corp., 2.500% to 11.000%, due 06/01/19 to
01/01/48, Federal National Mortgage Association, 2.500% to
11.000%, due 03/01/18 to 02/01/48, Government National
Mortgage Association, 2.500% to 9.000%, due 11/15/18 to
02/20/48, Tennessee Valley Authority, 3.500%, due 12/15/42, a
U.S. Treasury Bill, 0.000%, due 01/03/19, U.S. Treasury
Bonds, 3.625% to 7.625%, due 11/15/22 to 02/15/44, U.S.
Treasury Floating Rate Notes, 1.722% to 1.822%, due 10/31/18
to 04/30/19, U.S. Treasury Inflation-Indexed Bonds, 0.625% to
1.375%, due 02/15/43 to 02/15/47, U.S. Treasury Inflation-
Indexed Notes, 0.125% to 1.250%, due 07/15/20 to 07/15/26
and U.S. Treasury Notes, 0.750% to 3.625%, due 05/15/18 to
08/15/26. The aggregate market value of the collateral,
including accrued interest, was $1,020,000,009.

Citigroup Global Markets, Inc.
303,600,000	1.370		03/01/18	303,600,000
Maturity Value: $303,611,554

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
4.000%, due 04/01/27 to 01/01/44, Federal National Mortgage
Association, 4.500%, due 04/01/46, U.S. Treasury Bills,
0.000%, due 03/01/18 to 10/11/18, a U.S. Treasury Bond,
2.500%, due 02/15/45, U.S. Treasury Inflation-Indexed Bonds,
0.875% to 1.375%, due 02/15/44 to 02/15/47, U.S. Treasury
Notes, 0.875% to 2.750%, due 03/15/18 to 11/15/27 and U.S.
Treasury Principal-Only Stripped Securities, 0.000%, due
02/15/42 to 11/15/46. The aggregate market value of the
collateral, including accrued interest, was $309,672,006.

Credit Agricole Corporate and Investment Bank
100,000,000	1.320		03/01/18	100,000,000
Maturity Value: $100,003,667

Collateralized by U.S. Treasury Bonds, 2.500% to 3.000%, due
11/15/44 to 05/15/46, U.S. Treasury Notes, 1.250% to 1.625%,
due 11/30/18 to 10/31/23 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 05/15/44 to 08/15/44. The
aggregate market value of the collateral, including accrued
interest, was $102,000,021.

200,000,000	1.320		03/01/18	200,000,000
Maturity Value: $200,007,333

Collateralized by U.S. Treasury Bonds, 2.500% to 3.000%, due
11/15/44 to 05/15/46, U.S. Treasury Notes, 1.250% to 1.625%,
due 11/30/18 to 10/31/23 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 11/15/41 to 08/15/44. The
aggregate market value of the collateral, including accrued
interest, was $204,000,030.

14	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Credit Agricole Corporate and Investment Bank – (continued)
$500,000,000	1.370%	03/01/18	$500,000,000
Maturity Value: $500,019,028

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.250%,
due 01/15/25 and U.S. Treasury Notes, 1.250% to 2.500%, due
12/15/18 to 11/15/24. The aggregate market value of the
collateral, including accrued interest, was $510,000,018.

Daiwa Capital Markets America Inc.
95,098,038	1.400	03/01/18	95,098,038
Maturity Value: $95,101,736
Collateralized by a U.S. Treasury Note, 1.375%, due 01/31/21. The market value of the collateral, including accrued interest, was $96,999,999.
104,901,962	1.400	03/01/18	104,901,962
Maturity Value: $104,906,042
Collateralized by a U.S. Treasury Note, 1.125%, due 05/31/19. The market value of the collateral, including accrued interest, was $107,000,001.
123,401,192	1.400	03/01/18	123,401,192
Maturity Value: $123,405,991
Collateralized by a U.S. Treasury Note, 8.125%, due 08/15/19. The market value of the collateral, including accrued interest, was $125,869,216.
143,382,351	1.400	03/01/18	143,382,351
Maturity Value: $143,387,927
Collateralized by a U.S. Treasury Note, 2.375%, due 08/15/24. The market value of the collateral, including accrued interest, was $146,249,998.
210,198,526	1.400	03/01/18	210,198,526
Maturity Value: $210,206,700
Collateralized by a U.S. Treasury Note, 1.875%, due 01/31/22. The market value of the collateral, including accrued interest, was $214,402,497.
286,029,408	1.400	03/01/18	286,029,408
Maturity Value: $286,040,531
Collateralized by a U.S. Treasury Note, 2.125%, due 03/31/24. The market value of the collateral, including accrued interest, was $291,749,996.
330,698,522	1.400	03/01/18	330,698,522
Maturity Value: $330,711,382
Collateralized by a U.S. Treasury Note, 2.125%, due 02/29/24. The market value of the collateral, including accrued interest, was $337,312,492.
380,392,152	1.400	03/01/18	380,392,152
Maturity Value: $380,406,945
Collateralized by a U.S. Treasury Note, 1.375%, due 04/30/21. The market value of the collateral, including accrued interest, was $387,999,995.
402,450,976	1.400	03/01/18	402,450,976
Maturity Value: $402,466,627
Collateralized by a U.S. Treasury Note, 3.625%, due 02/15/20. The market value of the collateral, including accrued interest, was $410,499,996.
423,446,873	1.400	03/01/18	423,446,873
Maturity Value: $423,463,340
Collateralized by a U.S. Treasury Bond, 3.750%, due 11/15/43. The market value of the collateral, including accrued interest, was $431,915,810.

Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Deutsche Bank Securities, Inc.
250,000,000	1.400	03/01/18	250,000,000
Maturity Value: $250,009,722

Collateralized by U.S. Treasury Interest-Only Stripped Securities,
0.000%, due 08/15/18 to 02/15/28 and U.S. Treasury Principal-
Only Stripped Securities, 0.000%, due 05/15/18 to 11/15/27.
The aggregate market value of the collateral, including accrued interest, was $254,999,999.

Fixed Income Clearing Corp.
415,000,000	1.330	03/01/18	415,000,000
Maturity Value: $415,015,332
Collateralized by U.S. Treasury Notes, 1.625% to 2.250%, due 11/15/24 to 05/15/26. The aggregate market value of the collateral, including accrued interest, was $423,300,083.
825,000,000	1.330	03/01/18	825,000,000
Maturity Value: $825,030,479
Collateralized by U.S. Treasury Notes, 1.125% to 2.000%, due 01/31/19 to 01/31/22. The aggregate market value of the collateral, including accrued interest, was $841,500,069.
415,000,000	1.350	03/01/18	415,000,000
Maturity Value: $415,015,563

Collateralized by a U.S. Treasury Bond, 3.000%, due 05/15/47
and U.S. Treasury Notes, 0.750% to 1.500%, due 09/30/18 to
12/31/18. The aggregate market value of the collateral,
including accrued interest, was $423,300,023.

9,150,000,000	1.390	03/01/18	9,150,000,000
Maturity Value: $9,150,353,292

Collateralized by U.S. Treasury Bonds, 2.500% to 3.375%, due
05/15/44 to 05/15/46, a U.S. Treasury Inflation-Indexed Note,
0.125%, due 04/15/20 and U.S. Treasury Notes, 1.500% to
3.625%, due 12/31/18 to 05/15/26. The aggregate market value of the collateral, including accrued interest, was $9,333,000,089.

HSBC Bank PLC
600,000,000	1.380	03/01/18	600,000,000
Maturity Value: $600,023,000

Collateralized by a U.S. Treasury Bill, 0.000%, due 06/28/18,
U.S. Treasury Bonds, 0.750% to 4.500%, due 01/15/26 to
08/15/47 and U.S. Treasury Notes, 0.125% to 3.125%, due
04/15/18 to 01/15/26. The aggregate market value of the
collateral, including accrued interest, was $612,000,072.

ING Financial Markets LLC
250,000,000	1.380	03/01/18	250,000,000
Maturity Value: $250,009,583

Collateralized by Federal Home Loan Mortgage Corp., 3.500%,
due 08/01/42 and Federal National Mortgage Association,
3.000% to 4.500%, due 02/01/42 to 01/01/48. The aggregate
market value of the collateral, including accrued interest, was
$255,000,001.

300,000,000	1.380	03/01/18	300,000,000
Maturity Value: $300,011,500

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
5.000%, due 04/01/26 to 01/01/48 and Federal National
Mortgage Association, 3.000% to 5.000%, due 03/01/21 to
02/01/48. The aggregate market value of the collateral,
including accrued interest, was $306,000,002.

The accompanying notes are an integral part of these financial statements.	15

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
ING Financial Markets LLC – (continued)
$100,000,000	1.420	%(e)	03/22/18	$100,000,000
Maturity Value: $100,386,556
Settlement Date: 12/14/17

Collateralized by Federal Home Loan Mortgage Corp., 2.291% to
4.000%, due 09/01/30 to 10/01/47 and Federal National
Mortgage Association, 2.000% to 4.550%, due 11/01/25 to
02/01/48. The aggregate market value of the collateral,
including accrued interest, was $101,999,996.

300,000,000	1.420	(e)	03/22/18	300,000,000
Maturity Value: $301,147,833
Settlement Date: 12/15/17

Collateralized by Federal Home Loan Mortgage Corp., 2.370% to
5.070%, due 10/01/29 to 01/01/48 and Federal National
Mortgage Association, 2.000% to 5.000%, due 03/01/27 to
02/01/48. The aggregate market value of the collateral,
including accrued interest, was $306,000,000.

350,000,000	1.420	(e)	03/22/18	350,000,000
Maturity Value: $351,339,139
Settlement Date: 12/15/17

Collateralized by Federal Home Loan Mortgage Corp., 2.284% to
5.070%, due 07/01/25 to 11/01/47 and Federal National
Mortgage Association, 2.000% to 6.000%, due 02/01/21 to
02/01/48. The aggregate market value of the collateral,
including accrued interest, was $357,000,000.

ING Financial Markets LLC (1 Mo. LIBOR – 0.11%)
500,000,000	1.469	(a)(e)	04/10/18	500,000,000
Maturity Value: $521,427,560
Settlement Date: 05/26/15

Collateralized by Federal Home Loan Mortgage Corp., 2.248% to
4.000%, due 09/01/37 to 01/01/48 and Federal National
Mortgage Association, 2.000% to 5.540%, due 03/01/19 to
02/01/48. The aggregate market value of the collateral,
including accrued interest, was $509,999,999.

100,000,000	1.473	(a)(e)	04/13/18	100,000,000
Maturity Value: $103,756,658
Settlement Date: 10/08/15

Collateralized by Federal Home Loan Mortgage Corp., 2.780% to
4.000%, due 02/01/45 to 10/01/47 and Federal National
Mortgage Association, 2.000% to 4.500%, due 07/01/31 to
02/01/48. The aggregate market value of the collateral,
including accrued interest, was $101,999,998.

100,000,000	1.484	(a)(e)	04/20/18	100,000,000
Maturity Value: $104,187,474
Settlement Date: 07/09/15

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
4.500%, due 11/01/26 to 12/01/47 and Federal National
Mortgage Association, 2.395% to 4.500%, due 08/01/31 to
09/01/47. The aggregate market value of the collateral,
including accrued interest, was $102,000,000.

Joint Repurchase Agreement Account I
400,000,000	1.353		03/01/18	400,000,000
Maturity Value: $400,015,034

Joint Repurchase Agreement Account III
9,803,200,000	1.377		03/01/18	9,803,200,000
Maturity Value: $9,803,574,893

Merrill Lynch, Pierce, Fenner & Smith, Inc.
87,900,000	1.370		03/01/18	87,900,000
Maturity Value: $87,903,345
Collateralized by U.S. Treasury Notes, 1.375% to 2.000%, due 07/31/18 to 11/15/21. The aggregate market value of the collateral, including accrued interest, was $89,658,061.

Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. – (continued)
17,600,000	1.400		03/01/18	17,600,000
Maturity Value: $17,600,684

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
4.000%, due 04/01/28 to 09/01/47 and Government National
Mortgage Association, 3.500% to 4.000%, due 11/20/47 to
01/20/48. The aggregate market value of the collateral,
including accrued interest, was $18,128,000.

52,000,000	1.400		03/01/18	52,000,000
Maturity Value: $52,002,022
Collateralized by Government National Mortgage Association, 2.500% to 4.500%, due 02/20/33 to 02/20/48. The aggregate market value of the collateral, including accrued interest, was $53,560,001.

Merrill Lynch, Pierce, Fenner & Smith, Inc. (OBFR + 0.01%)
1,000,000,000	1.430	(a)(e)	06/04/18	1,000,000,000
Maturity Value: $1,022,919,709
Settlement Date: 11/04/16

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
4.500%, due 03/01/26 to 03/01/48 and Federal National
Mortgage Association, 2.500% to 5.000%, due 12/01/28 to
02/01/48. The aggregate market value of the collateral,
including accrued interest, was $1,029,999,995.

Mitsubishi UFJ Securities (USA), Inc.
300,000,000	1.370		03/01/18	300,000,000
Maturity Value: $300,011,417

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
4.000%, due 01/01/21 to 02/01/47, Federal National Mortgage
Association, 2.500% to 7.000%, due 05/01/25 to 08/01/48 and
Government National Mortgage Association, 3.500% to
8.500%, due 12/20/30 to 01/20/48. The aggregate market value of the collateral, including accrued interest, was $309,000,000.

Mizuho Securities USA LLC
250,000,000	1.370		03/01/18	250,000,000
Maturity Value: $250,009,514
Collateralized by Government National Mortgage Association, 4.000%, due 09/20/47. The market value of the collateral, including accrued interest, was $257,500,000.

Natixis-New York Branch
600,000,000	1.370		03/01/18	600,000,000
Maturity Value: $600,022,833

Collateralized by Federal Home Loan Mortgage Corp., 4.000%,
due 01/01/48, Federal National Mortgage Association, 3.500%
to 5.500%, due 06/01/38 to 04/01/46, Government National
Mortgage Association, 5.000%, due 02/15/48, a U.S. Treasury
Bill, 0.000%, due 06/28/18, U.S. Treasury Bonds, 2.750% to
8.125%, due 05/15/21 to 08/15/42, U.S. Treasury Inflation-
Indexed Bonds, 0.750% to 2.500%, due 01/15/29 to 02/15/42,
U.S. Treasury Inflation-Indexed Notes, 0.125%, due 04/15/18
to 04/15/20 and U.S. Treasury Notes, 0.750% to 3.625%, due
08/31/18 to 05/15/26. The aggregate market value of the
collateral, including accrued interest, was $612,270,023.

16	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Nomura Securities International, Inc.
$100,000,000	1.380%		03/01/18	$100,000,000
Maturity Value: $100,003,833

Collateralized by Federal National Mortgage Association,
4.000%, due 07/01/47, Government National Mortgage
Association, 3.500%, due 02/20/48, a U.S. Treasury Bond,
6.000%, due 02/15/26, a U.S. Treasury Floating Rate Note,
1.652%, due 01/31/20, a U.S. Treasury Inflation-Indexed Bond,
1.000%, due 02/15/48, U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 08/15/19 to 05/15/42 and U.S. Treasury
Notes, 0.750% to 3.625%, due 04/30/18 to 09/30/21. The
aggregate market value of the collateral, including accrued
interest, was $102,473,820.

1,700,000,000	1.400		03/01/18	1,700,000,000
Maturity Value: $1,700,066,111

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
9.500%, due 03/01/18 to 01/01/48, Federal National Mortgage
Association, 2.000% to 8.500%, due 03/01/18 to 03/01/48,
Government National Mortgage Association, 2.100% to
9.000%, due 03/15/18 to 02/20/48, Tennessee Valley Authority,
0.000% to 2.875%, due 02/01/27 to 07/15/29, a U.S. Treasury
Inflation-Indexed Bond, 1.000%, due 02/15/46, a U.S. Treasury
Note, 2.000%, due 11/15/26 and a U.S. Treasury Principal-
Only Stripped Security, 0.000%, due 05/15/38. The aggregate
market value of the collateral, including accrued interest, was
$1,749,546,208.

1,000,000,000	1.400		03/07/18	1,000,000,000
Maturity Value: $1,000,272,222

Collateralized by Federal Farm Credit Bank, 1.501%, due
03/27/19, Federal Home Loan Mortgage Corp., 2.500% to
8.000%, due 05/01/18 to 03/01/48, Federal National Mortgage
Association, 2.500% to 9.500%, due 03/01/18 to 02/01/57,
Government National Mortgage Association, 3.500% to
5.000%, due 10/20/40 to 02/20/48 and a U.S. Treasury Note,
1.625%, due 11/15/22. The aggregate market value of the
collateral, including accrued interest, was $1,029,570,138.

Norinchukin Bank
415,000,000	1.370		03/01/18	415,000,000
Maturity Value: $416,437,168
Settlement Date: 11/30/17

Collateralized by a U.S. Treasury Bond, 2.500%, due 02/15/45
and U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%,
due 01/15/21 to 01/15/27. The aggregate market value of the
collateral, including accrued interest, was $423,300,053.

200,000,000	1.390	(e)	03/07/18	200,000,000
Maturity Value: $200,687,278
Settlement Date: 12/08/17

Collateralized by a U.S. Treasury Bond, 2.500%, due 02/15/45
and U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%,
due 01/15/21 to 01/15/27. The aggregate market value of the
collateral, including accrued interest, was $204,000,014.

250,000,000	1.410	(e)	03/14/18	250,000,000
Maturity Value: $250,881,250
Settlement Date: 12/14/17

Collateralized by a U.S. Treasury Bond, 2.500%, due 02/15/45
and U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%,
due 01/15/21 to 01/15/27. The aggregate market value of the
collateral, including accrued interest, was $255,000,071.

Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Norinchukin Bank – (continued)
$210,000,000	1.410	%(e)	03/20/18	$210,000,000
Maturity Value: $210,337,225
Settlement Date: 02/07/18

Collateralized by a U.S. Treasury Bond, 2.500%, due 02/15/45
and U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%,
due 01/15/21 to 01/15/27. The aggregate market value of the
collateral, including accrued interest, was $214,200,071.

210,000,000	1.420	(e)	03/22/18	210,000,000
Maturity Value: $210,480,433
Settlement Date: 01/23/18

Collateralized by a U.S. Treasury Bond, 2.500%, due 02/15/45
and U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%,
due 01/15/21 to 01/15/27. The aggregate market value of the
collateral, including accrued interest, was $214,200,053.

210,000,000	1.420	(e)	03/22/18	210,000,000
Maturity Value: $210,405,883
Settlement Date: 02/01/18

Collateralized by a U.S. Treasury Bond, 2.500%, due 02/15/45
and U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%,
due 01/15/21 to 01/15/27. The aggregate market value of the
collateral, including accrued interest, was $214,200,025.

Northwestern Mutual Life Insurance Company
242,187,500	1.420		03/01/18	242,187,500
Maturity Value: $242,197,053
Collateralized by a U.S. Treasury Note, 1.750%, due 11/15/20. The market value of the collateral, including accrued interest, was $247,031,250.

Prudential Insurance Company of America (The)
64,593,750	1.420		03/01/18	64,593,750
Maturity Value: $64,596,298
Collateralized by a U.S. Treasury Bond, 2.500%, due 02/15/45. The market value of the collateral, including accrued interest, was $65,885,625.
149,250,000	1.420		03/01/18	149,250,000
Maturity Value: $149,255,887
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/27. The market value of the collateral, including accrued interest, was $152,235,000.
185,500,000	1.420		03/01/18	185,500,000
Maturity Value: $185,507,317
Collateralized by a U.S. Treasury Bond, 2.875%, due 08/15/45. The market value of the collateral, including accrued interest, was $189,210,000.

Royal Bank of Canada-New York Branch
2,950,000,000	1.370		03/01/18	2,950,000,000
Maturity Value: $2,950,112,264

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
7.000%, due 01/01/27 to 01/01/48, Federal National Mortgage
Association, 2.500% to 6.000%, due 03/01/25 to 01/01/57,
Government National Mortgage Association, 2.500% to
6.000%, due 08/15/33 to 02/20/48 and a U.S. Treasury Note,
1.875%, due 01/31/22. The aggregate market value of the
collateral, including accrued interest, was $3,009,000,009.

600,000,000	1.360	(d)	03/07/18	600,000,000
Maturity Value: $602,221,335
Settlement Date: 12/14/17

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to
4.000%, due 09/01/42 to 12/01/47, Federal National Mortgage
Association, 3.000% to 4.500%, due 02/01/30 to 01/01/48 and
Government National Mortgage Association, 3.500% to
4.500%, due 05/20/42 to 01/20/48. The aggregate market value of the collateral, including accrued interest, was $611,999,999.

The accompanying notes are an integral part of these financial statements.	17

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Royal Bank of Canada-New York Branch – (continued)
$148,500,000	1.370	%(d)	03/07/18	$148,500,000
Maturity Value: $148,680,840
Settlement Date: 02/08/18

Collateralized by Federal Home Loan Bank, 5.500%, due
07/15/36, Federal Home Loan Mortgage Corp., 3.500% to
4.500%, due 04/01/42 to 10/01/47, Federal Home Loan
Mortgage Corp. Stripped Security, 0.000%, due 07/15/25,
Federal National Mortgage Association, 2.500% to 7.000%,
due 02/01/26 to 01/01/57 and Government National Mortgage
Association, 3.500% to 4.500%, due 09/15/39 to 09/20/47. The
aggregate market value of the collateral, including accrued
interest, was $151,469,996.

Wells Fargo Securities LLC
50,000,000	1.370		03/01/18	50,000,000
Maturity Value: $50,001,903
Collateralized by Federal National Mortgage Association, 3.000%, due 03/01/33. The market value of the collateral, including accrued interest, was $51,500,000.

TOTAL REPURCHASE AGREEMENTS- UNAFFILIATED ISSUERS				$50,470,231,250

Repurchase Agreements-Affiliated Issuers(c) – 0.6%
Goldman Sachs & Co.
$490,000,000	1.200%		03/01/18	$490,000,000
Maturity Value: $490,016,333

Collateralized by U.S. Treasury Bills, 0.000%, due 03/29/18 to
11/08/18, U.S. Treasury Bonds, 3.000% to 8.500%, due
02/15/20 to 05/15/47, U.S. Treasury Inflation-Indexed Bonds,
0.875% to 1.000%, due 02/15/47 to 02/15/48 and U.S. Treasury
Notes, 0.625% to 4.000%, due 04/30/18 to 02/15/28. The
aggregate market value of the collateral, including accrued
interest, was $499,800,000.

TOTAL INVESTMENTS – 105.1%				$90,956,630,903

LIABILITIES IN EXCESS OF OTHER ASSETS – (5.1)%				(4,428,116,197)

NET ASSETS – 100.0%				$86,528,514,706

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2018.
(b)	All or a portion represents a forward commitment.
(c)	Unless noted, all repurchase agreements were entered into on February 28, 2018. Additional information on Joint Repurchase Agreement Accounts I and III appear on page 34 and 35.
(d)	The instrument is subject to a demand feature.
(e)	Security has been determined to be illiquid by the Investment Adviser. At February 28, 2018, these securities amounted to $3,530,000,000 or approximately 4.1% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
LIBOR	—London Interbank Offered Rates
MMY	—Money Market Yield
OBFR	—Overnight Bank Funding Rate
Prime	—Federal Reserve Bank Prime Loan Rate US
T-Bill	—Treasury Bill

18	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments

February 28, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Commercial Paper and Corporate Obligations – 29.7%
Albion Capital LLC
$15,000,000	1.533%	03/02/18	$14,998,771
20,000,000	1.969	04/20/18	19,951,380
38,167,000	1.990	04/20/18	38,074,216
Atlantic Asset Securitization LLC
25,000,000	1.824	04/13/18	24,944,847
25,000,000	1.868	05/04/18	24,913,695
20,015,000	2.064	05/22/18	19,921,509
Banque et Caisse d’Epargne de l’Etat, Luxembourg
8,250,000	1.995	07/06/18	8,190,688
25,000,000	2.006	07/13/18	24,807,813
Barton Capital S.A.
30,000,000	1.804	04/04/18	29,948,871
15,000,000	1.794	04/05/18	14,973,600
25,000,000	2.053	05/16/18	24,894,873
Cancara Asset Securitisation LLC
46,000,000	1.636	03/05/18	46,000,000
25,000,000	1.867	05/08/18	24,907,425
15,000,000	2.043	05/21/18	14,930,437
Chariot Funding LLC
27,000,000	1.767	05/29/18	26,862,300
CHARTA LLC
25,000,000	1.846	05/07/18	24,909,380
17,600,000	2.001	05/08/18	17,535,030
DBS Bank Ltd.
35,000,000	2.054	05/22/18	34,838,853
First Abu Dhabi Bank
45,000,000	1.533	03/07/18	44,986,700
Gotham Funding Corporation
20,000,000	1.741	04/03/18	19,967,624
J.P. Morgan Securities LLC
25,000,000	1.670	09/05/18	24,713,087
Kells Funding LLC
15,000,000	1.784	04/23/18	14,958,825
Liberty Street Funding LLC
25,000,000	1.970	05/15/18	24,897,030
25,000,000	2.054	05/23/18	24,883,217
11,650,000	2.158 (a)	06/01/18	11,650,000
LMA-Americas LLC
1,440,000	1.557	03/01/18	1,439,945
13,025,000	2.031	05/02/18	12,981,532
20,000,000	1.867	05/09/18	19,923,389
Matchpoint Finance PLC
50,000,000	1.470	03/01/18	49,997,809
15,000,000	1.846	04/02/18	14,975,442
30,000,000	2.054	05/21/18	29,858,618
25,000,000	2.147	05/29/18	24,867,500
Metlife Short Term Funding LLC
25,000,000	2.002	05/21/18	24,889,300
Mitsubishi UFJ Trust and Banking Corp.
10,000,000	1.486	03/06/18	9,997,460
15,000,000	2.051	04/05/18	14,974,590
Nieuw Amsterdam Receivables Corp.
20,000,000	1.794	04/23/18	19,942,760
29,000,000	2.106	05/31/18	28,847,035

Commercial Paper and Corporate Obligations – (continued)
Old Line Funding Corp.
14,150,000	1.971	05/21/18	14,085,184
Societe Generale
15,000,000	2.158	05/31/18	14,919,002
Thunder Bay Funding, LLC
7,000,000	1.445	03/20/18	6,993,790
17,000,000	1.793	04/10/18	16,966,137
15,000,000	1.793	04/13/18	14,967,642
United Overseas Bank Ltd.
30,000,000	1.619	03/23/18	29,969,257
Victory Receivables Corp.
25,674,000	1.720	04/04/18	25,631,566
30,000,000	1.824	04/13/18	29,935,687

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS
(Cost $1,007,926,520)			$1,007,823,816

Certificate of Deposit – 0.6%
Citibank N.A.
$20,000,000	1.820%	05/18/18	$19,993,573
(Cost $20,000,000)

Certificates of Deposit-Eurodollar – 1.0%
KBC Bank NV
$10,000,000	1.720%	03/06/18	$10,000,089
25,000,000	1.980	05/14/18	24,999,401

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR
(Cost $35,000,007)			$34,999,490

Certificates of Deposit-Yankeedollar – 7.1%
Agricultural Bank of China Ltd.
$20,000,000	2.100%	03/19/18	$20,002,619
Banco Del Estado De Chile
20,000,000	2.040	05/15/18	20,005,450
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
5,000,000	1.740	03/15/18	5,000,328
National Bank of Kuwait
15,000,000	1.900	04/10/18	15,001,368
20,000,000	1.900	05/01/18	19,999,088
18,000,000	1.950	05/14/18	17,997,674
Norinchukin Bank (The)
50,000,000	1.450	03/01/18	49,999,988
Oversea-Chinese Banking Corp., Ltd.
40,000,000	1.500	04/19/18	39,982,612
Sumitomo Mitsui Trust Bank Ltd.
29,000,000	2.020	05/31/18	28,995,295
Toronto-Dominion Bank (The)
25,000,000	1.600	08/22/18	24,927,338

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR
(Cost $242,001,469)			$241,911,760

The accompanying notes are an integral part of these financial statements.	19

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Fixed Rate Municipal Debt Obligations – 4.6%
ANZ New Zealand International Ltd. (London)
$12,000,000	1.750	% (b)	03/29/18	$11,999,304
Australia & New Zealand Banking Group Ltd.
6,625,000	1.450		05/15/18	6,614,599
Bank of America, N.A.
16,550,000	1.650		03/26/18	16,545,201
Bank of Montreal
13,431,000	1.400		04/10/18	13,420,792
Cooperatieve Rabobank U.A.
16,100,000	1.700		03/19/18	16,098,715
ING Bank N.V.
9,000,000	1.800	(b)	03/16/18	8,998,624
Nordea Bank AB
15,550,000	1.625	(b)	05/15/18	15,532,688
Sumitomo Mitsui Trust Bank Ltd.
7,121,000	1.800	(b)	03/28/18	7,119,662
Swedbank AB
10,105,000	1.750	(b)	03/12/18	10,103,730
UBS AG
35,397,000	1.800		03/26/18	35,391,690
Westpac Banking Corp.
14,255,000	1.550		05/25/18	14,235,815

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS
(Cost $156,112,523)				$156,060,820

Time Deposits – 25.1%
Australia & New Zealand Banking Group Ltd.
$40,000,000	1.460%		03/01/18	$40,000,384
Credit Agricole Corporate and Investment Bank
100,000,000	1.380		03/01/18	100,000,000
Credit Industriel et Commercial
50,000,000	1.450		03/02/18	50,000,847
Credit Suisse AG
35,000,000	1.450		03/07/18	35,001,950
DNB Bank ASA
99,900,000	1.340		03/01/18	99,900,000
National Bank of Canada
42,000,000	1.380		03/01/18	42,000,310
National Bank of Kuwait
80,000,000	1.400		03/01/18	80,000,000
Natixis
90,000,000	1.430		03/01/18	90,000,789
Nordea Bank AB
100,000,000	1.350		03/01/18	100,000,000
Royal Bank of Canada
40,000,000	1.460		03/06/18	40,001,977
Skandinaviska Enskilda Banken AB
100,000,000	1.350		03/01/18	100,000,000
Swedbank AB
75,000,000	1.420		03/01/18	75,000,638

TOTAL TIME DEPOSITS
(Cost $851,900,000)				$851,906,895

U.S. Treasury Obligation – 1.8%
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.00%)
59,500,000	1.652	(c)	01/31/20	59,478,485
(Cost $59,487,877)

Variable Rate Municipal Debt Obligations(d) – 5.8%
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
$15,000,000	1.600%		03/07/18	$15,000,000
BlackRock Municipal Bond Trust VRDN RB Putters Series 2012-T0014 (JPMorgan Chase N.A., LIQ)(b)
66,500,000	1.600		03/01/18	66,500,000
BlackRock MuniVest Fund II, Inc. VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)(b)
4,950,000	1.600		03/01/18	4,950,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
29,110,000	1.600		03/01/18	29,110,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (Sumitomo Mitsui Banking Corp., SPA)
65,400,000	1.570		03/07/18	65,400,000
Los Angeles Department of Water & Power Waterworks VRDN RB Refunding Series 2001 Subseries B-4 RMKT (Citibank N.A., SPA)
150,000	1.000		03/07/18	150,000
Ohio State University VRDN RB Series 2001
180,000	1.050		03/07/18	180,000
Triborough Bridge & Tunnel Authority VRDN Refunding Floating RB Series 2013 Subseries 2B RMKT (Bank of America N.A., LOC)
14,895,000	1.600		03/07/18	14,895,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS
(Cost $196,184,998)				$196,185,000

Variable Rate Obligations(c) – 19.3%
Australia & New Zealand Banking Group Ltd. (1 Mo. LIBOR + 0.15%)
$25,000,000	1.744	%(b)	07/19/18	$24,999,916
Banco Del Estado De Chile (1 Mo. LIBOR + 0.18%)
10,000,000	1.811		03/27/18	10,002,353
Bank of Montreal (1 Mo. LIBOR + 0.32%)
10,000,000	1.951		03/27/18	10,003,402
Bank of Montreal (1 Mo. LIBOR + 0.24%)
15,000,000	1.834		10/17/18	15,000,389
Bank of Nova Scotia (The) (1 Mo. LIBOR + 0.23%)
10,000,000	1.824		09/17/18	9,999,233
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.16%)
8,000,000	1.696		03/09/18	8,000,507
Bedford Row Funding Corp. (3 Mo. LIBOR + 0.15%)
14,000,000	1.872	(b)	04/13/18	14,005,337

20	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Value
Variable Rate Obligations(c) – (continued)
Bedford Row Funding Corp. (3 Mo. LIBOR + 0.19%)
$9,000,000	1.790	% (b)	03/16/18	$9,001,299
Bedford Row Funding Corp. (1 Mo. LIBOR + 0.22%)
12,000,000	1.801	(b)	07/12/18	12,002,322
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.26%)
20,000,000	1.843		11/13/18	20,001,364
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.23%)
27,000,000	1.826		09/21/18	27,000,662
Collateralized Commercial Paper Co., LLC (1 Mo. LIBOR + 0.21%)
30,000,000	1.813		07/23/18	30,005,082
Commonwealth Bank of Australia (1 Mo. LIBOR + 0.23%)
15,000,000	1.805		06/01/18	14,996,197
Commonwealth Bank of Australia (1 Mo. LIBOR + 0.18%)
22,000,000	1.783	(b)	08/23/18	21,996,592
Commonwealth Bank of Australia (1 Mo. LIBOR + 0.34%)
3,000,000	1.915	(b)	03/01/18	3,000,042
Cooperatieve Rabobank U.A. (1 Mo. LIBOR + 0.18%)
29,000,000	1.760		08/03/18	28,999,636
Cooperatieve Rabobank U.A. (1 Mo. LIBOR + 0.17%)
20,000,000	1.750		09/07/18	19,992,476
5,000,000	1.758		09/14/18	4,997,652
Dexia Credit Local (1 Mo. LIBOR + 0.37%)
15,000,000	1.950		04/04/18	15,007,362
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (3 Mo. LIBOR + 0.37%)
16,000,000	2.262		08/16/18	16,006,535
HSBC Bank PLC (1 Mo. LIBOR + 0.16%)
20,000,000	1.735	(b)	08/01/18	19,991,525
ING (U.S.) Funding LLC (1 Mo. LIBOR + 0.19%)
20,000,000	1.770		07/03/18	19,999,860
13,000,000	1.769		07/09/18	13,001,705
Mitsubishi UFJ Trust and Banking Corp. (1 Mo. LIBOR + 0.19%)
11,000,000	1.765		03/01/18	11,000,106
15,000,000	1.793		04/23/18	15,005,460
Mizuho Bank, Ltd.-New York Branch (1 Mo. LIBOR + 0.27%)
30,000,000	1.858		08/15/18	29,996,455
National Australia Bank Ltd. (1 Mo. LIBOR + 0.30%)
30,000,000	1.903	(b)	03/23/18	30,008,356
Oversea-Chinese Banking Corp., Ltd. (1 Mo. LIBOR + 0.12%)
10,000,000	1.703	(b)	03/13/18	10,000,910
Royal Bank of Canada (1 Mo. LIBOR + 0.21%)
10,000,000	1.789		08/09/18	10,001,115
Royal Bank of Canada (1 Mo. LIBOR + 0.24%)
15,000,000	1.834		04/19/18	15,006,351
Sumitomo Mitsui Banking Corp. (1 Mo. LIBOR + 0.18%)
17,000,000	1.760		03/02/18	17,000,314
Sumitomo Mitsui Banking Corp. (1 Mo. LIBOR + 0.30%)
29,000,000	1.896		08/21/18	29,001,806
Sumitomo Mitsui Trust Bank Ltd. (1 Mo. LIBOR + 0.24%)
15,000,000	1.836		06/01/18	14,998,856
Svenska Handelsbanken AB (1 Mo. LIBOR + 0.23%)
26,000,000	1.824		11/19/18	25,997,387
Toronto-Dominion Bank (The) (1 Mo. LIBOR + 0.23%)
8,000,000	1.810		12/06/18	7,998,333
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.11%)
15,000,000	1.814		11/06/18	14,997,510

Variable Rate Obligations(c) – (continued)
Toyota Finance Australia Limited (1 Mo. LIBOR + 0.20%)
9,000,000	1.781		09/07/18	9,000,982
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.23%)
10,000,000	1.824		08/20/18	10,000,867
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.19%)
6,000,000	1.770		06/11/18	6,001,725
Westpac Banking Corp. (1 Mo. LIBOR + 0.19%)
29,605,000	1.784	(b)	08/20/18	29,606,575

TOTAL VARIABLE RATE OBLIGATIONS
(Cost $653,614,328)				$653,634,556

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
(Cost $3,222,227,722)				$3,221,994,395

Repurchase Agreements(e) – 5.3%
BNP Paribas (OBFR + 0.20%)
$50,000,000	1.620	%(c)	03/07/18	$50,000,000
Maturity Value: $50,785,250
Settlement Date: 03/24/17

Collateralized by mortgage-backed obligation, 6.671%, due
11/25/29, various asset-backed obligations, 1.811% to
11.843%, due 10/23/18 to 01/28/70, various corporate
security issuers, 3.750% to 11.250%, due 09/01/20 to
08/21/28 and various sovereign debt security issuers, 3.600%
to 5.000%, due 03/23/22 to 01/30/25. The aggregate market
value of the collateral, including accrued interest, was
$58,725,356.

Credit Suisse Securities (USA) LLC (1 Mo. LIBOR + 0.50%)
30,000,000	2.148	(c)(f)	04/04/18	30,001,595
Maturity Value: $30,613,970
Settlement Date: 04/27/17
Collateralized by various corporate security issuers, 4.875% to 8.625%, due 06/01/21 to 04/16/29. The aggregate market value of the collateral, including accrued interest, was $33,002,286.

Fixed Income Clearing Corp.
25,000,000	1.430		03/01/18	24,999,993
Maturity Value: $25,000,993
Collateralized by a U.S. Treasury Note, 3.125%, due 05/15/21. The market value of the collateral, including accrued interest, was $25,500,081.

HSBC Bank PLC
65,000,000	1.620		03/01/18	65,000,325
Maturity Value: $65,002,925
Collateralized by Exchange-Traded Funds and U.S. Treasury Bonds, 2.250% to 2.500%, due 05/15/46 to 08/15/46. The aggregate market value of the collateral, including accrued interest, was $67,411,136.

The accompanying notes are an integral part of these financial statements.	21

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Repurchase Agreements(e) – (continued)
Mizuho Securities USA LLC (3 Mo. LIBOR + 0.95%)
$9,000,000	2.741	%(c)(f)	05/29/18	$8,998,024
Maturity Value: $9,265,163
Settlement Date: 05/08/17
Collateralized by various corporate security issuers, 3.000% to 12.000%, due 05/15/19 to 08/15/46. The aggregate market value of the collateral, including accrued interest, was $9,514,838.

TOTAL REPURCHASE AGREEMENTS				$178,999,937
(Cost $179,000,000)

TOTAL INVESTMENTS – 100.3%
(Cost $3,401,227,722)				$3,400,994,332

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%				(10,160,166)

NET ASSETS – 100.0%				$3,390,834,166

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	All or a portion represents a forward commitment.
(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 28, 2018, these securities amounted to $299,816,882 or approximately 8.8% of net assets.
(c)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2018.
(d)	Rate shown is that which is in effect on February 28, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(e)	Unless noted, all repurchase agreements were entered into on February 28, 2018.
(f)	Security has been determined to be illiquid by the Investment Adviser. At February 28, 2018, these securities amounted to $38,999,619 or approximately 1.2% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
GO	—General Obligation
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MMY	—Money Market Yield
OBFR	—Overnight Bank Funding Rate
RB	—Revenue Bond
RMKT	—Remarketed
SPA	—Stand-by Purchase Agreement
T-Bill	—Treasury Bill
VRDN	—Variable Rate Demand Notes

22	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

February 28, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Commercial Paper and Corporate Obligations – 35.2%
Albion Capital LLC
$30,000,000	1.533%	03/02/18	$29,997,542
20,000,000	1.990	04/20/18	19,951,380
Alpine Securitization Ltd.
13,000,000	1.847	05/01/18	12,957,080
15,300,000	2.074	05/22/18	15,226,205
Atlantic Asset Securitization LLC
10,000,000	1.752	04/05/18	9,982,320
10,000,000	1.868	05/04/18	9,965,478
Banque et Caisse d’Epargne de l’Etat, Luxembourg
15,000,000	2.006	07/13/18	14,884,687
Barton Capital S.A.
5,400,000	1.784	04/10/18	5,388,973
20,000,000	2.053	05/16/18	19,915,899
Cancara Asset Securitisation LLC
25,000,000	1.636	03/05/18	25,000,000
20,000,000	2.106	05/23/18	19,904,240
Chariot Funding LLC
13,000,000	1.767	05/29/18	12,933,700
CHARTA LLC
15,000,000	1.846	05/07/18	14,945,628
Collateralized Commercial Paper Co., LLC
15,000,000	1.972	06/05/18	14,914,034
CRC Funding LLC
10,000,000	1.753	04/12/18	9,979,229
DBS Bank Ltd.
15,000,000	2.054	05/22/18	14,930,937
First Abu Dhabi Bank
36,000,000	1.533	03/07/18	35,989,360
Gotham Funding Corporation
7,000,000	1.680	03/12/18	6,996,521
10,000,000	1.867	03/26/18	9,988,098
J.P. Morgan Securities LLC
6,000,000	1.670	09/05/18	5,931,141
Kells Funding LLC
15,500,000	1.639	03/22/18	15,484,863
10,000,000	1.753	04/11/18	9,979,537
Liberty Street Funding LLC
15,000,000	1.970	05/15/18	14,938,218
18,000,000	2.158 (a)	06/01/18	17,904,861
LMA-Americas LLC
19,000,000	1.492	03/01/18	18,999,277
9,000,000	1.654	03/19/18	8,992,414
15,000,000	2.031	05/02/18	14,949,941
Matchpoint Finance PLC
25,000,000	1.470	03/01/18	24,998,904
20,000,000	2.054	05/21/18	19,905,746
17,000,000	2.147	05/29/18	16,909,900
Metlife Short Term Funding LLC
15,000,000	2.002	05/21/18	14,933,580
Mitsubishi UFJ Trust and Banking Corp.
4,000,000	1.486	03/06/18	3,998,984
Nederlandse Waterschapsbank N.V.
10,000,000	1.794	05/02/18	9,968,168
Nieuw Amsterdam Receivables Corp.
10,000,000	1.435	03/09/18	9,996,187
14,000,000	1.794	04/23/18	13,959,932
18,500,000	2.106	05/31/18	18,402,419
Commercial Paper and Corporate Obligations – (continued)
NRW.Bank
10,000,000	1.741	04/09/18	9,981,278
Old Line Funding Corp.
15,000,000	1.435	03/12/18	14,992,315
13,300,000	1.793	04/16/18	13,269,075
7,500,000	1.971	05/21/18	7,465,645
Societe Generale
17,500,000	1.900	05/31/18	17,405,502
Swedbank AB
15,000,000	1.846	05/08/18	14,953,827
Thunder Bay Funding, LLC
7,000,000	1.445	03/20/18	6,993,789
7,000,000	1.793	04/10/18	6,986,057
5,000,000	1.793	04/13/18	4,989,214
Victory Receivables Corp.
6,000,000	1.680	03/08/18	5,998,020
17,000,000	2.085	05/21/18	16,922,130

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS (Cost $664,149,182)			$664,062,235

Certificate of Deposit – 0.7%
Citibank N.A.
$13,000,000	1.820%	05/18/18	$12,995,822
(Cost $13,000,000)

Certificates of Deposit-Yankeedollar – 8.8%
Abbey National Treasury Services PLC
$10,000,000	1.800%	05/01/18	$9,999,874
5,000,000	1.920	05/04/18	5,000,870
Agricultural Bank of China Ltd.
10,000,000	2.100	03/19/18	10,001,310
Banco Del Estado De Chile
7,000,000	1.700	03/22/18	7,000,489
15,000,000	2.040	05/15/18	15,004,087
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
15,000,000	1.590	03/14/18	15,000,273
KBC Bank NV
30,000,000	1.450	03/07/18	29,999,854
National Bank of Kuwait
15,000,000	1.900	04/23/18	15,000,360
10,000,000	1.900	05/01/18	9,999,544
10,000,000	1.950	05/14/18	9,998,708
Oversea-Chinese Banking Corp., Ltd.
10,000,000	1.500	04/19/18	9,995,653
Sumitomo Mitsui Trust Bank Ltd.
17,000,000	2.020	05/31/18	16,997,242
Toronto-Dominion Bank (The)
13,000,000	1.600	08/22/18	12,962,216

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR
(Cost $167,000,816)			$166,960,480

The accompanying notes are an integral part of these financial statements.	23

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Fixed Rate Municipal Debt Obligations – 3.7%
Australia & New Zealand Banking Group Ltd.
$9,000,000	1.450%		05/15/18	$8,985,870
Bank of Montreal
7,820,000	1.400		04/10/18	7,814,057
ING Bank N.V.
2,914,000	2.050	(b)	08/17/18	2,909,418
Nordea Bank AB
4,412,000	1.625	(b)	05/15/18	4,407,088
Sumitomo Mitsui Trust Bank Ltd.
6,725,000	1.800	(b)	03/28/18	6,723,737
Swedbank AB
10,560,000	1.750	(a)(b)	03/12/18	10,558,673
UBS AG
19,642,000	1.800		03/26/18	19,639,054
Westpac Banking Corp.
10,000,000	1.550		05/25/18	9,986,541

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS
(Cost $71,045,413)				$71,024,438

Time Deposits – 22.0%
Australia & New Zealand Banking Group Ltd.
$10,000,000	1.460%		03/01/18	$10,000,096
30,000,000	1.460		03/07/18	30,001,730
Credit Agricole Corporate and Investment Bank
55,000,000	1.380		03/01/18	55,000,000
DNB Bank ASA
45,100,000	1.340		03/01/18	45,100,000
National Bank of Canada
25,000,000	1.380		03/01/18	25,000,185
National Bank of Kuwait
35,000,000	1.400		03/01/18	35,000,000
Natixis
60,000,000	1.430		03/01/18	60,000,526
Nordea Bank AB
55,000,000	1.350		03/01/18	55,000,000
Royal Bank of Canada
20,000,000	1.460		03/06/18	20,000,988
Skandinaviska Enskilda Banken AB
55,000,000	1.350		03/01/18	55,000,000
Swedbank AB
25,000,000	1.420		03/01/18	25,000,213

TOTAL TIME DEPOSITS
(Cost $415,100,000)				$415,103,738

U.S. Government Agency Obligation – 0.5%
Overseas Private Investment Corp. (USA) (3 Mo. U.S. T-Bill + 0.00%)
$8,622,391	1.600	%(c)	03/07/18	$8,622,391

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,622,391)				$8,622,391

U.S. Treasury Obligation – 1.8%
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.00%)
$34,000,000	1.652	(c)	01/31/20	$33,987,706
(Cost $33,992,891)

Variable Rate Municipal Debt Obligations(d) – 5.8%
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
$8,000,000	1.600%		03/07/18	$8,000,000
BlackRock Municipal Bond Trust VRDN RB Putters Series 2012-T0014 (JPMorgan Chase N.A., LIQ)(b)
7,000,000	1.600		03/01/18	7,000,000
BlackRock MuniVest Fund II, Inc. VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)(b)
5,000,000	1.600		03/01/18	5,000,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
30,000,000	1.600		03/01/18	30,000,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (Sumitomo Mitsui Banking Corp., SPA)
19,300,000	1.570		03/07/18	19,300,000
Providence Health & Services Obligated Group VRDN RB Series 2012-E (U.S. Bank N.A., SBPA)
30,600,000	1.670		03/07/18	30,600,000
Triborough Bridge & Tunnel Authority VRDN Refunding Floating RB Series 2013 Subseries 2B RMKT (Bank of America N.A., LOC)
10,000,000	1.600		03/07/18	10,000,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS
(Cost $109,900,000)				$109,900,000

Variable Rate Obligations(c) – 18.2%
Australia & New Zealand Banking Group Ltd. (1 Mo. LIBOR + 0.21%)
$4,000,000	1.790%		12/06/18	$3,998,836
Australia & New Zealand Banking Group Ltd. (1 Mo. LIBOR + 0.15%)
10,000,000	1.744	(b)	07/19/18	9,999,966
Bank of Nova Scotia (The) (1 Mo. LIBOR + 0.25%)
6,000,000	1.830		11/06/18	6,000,516
Bank of Nova Scotia (The) (1 Mo. LIBOR + 0.23%)
9,000,000	1.824		09/17/18	8,999,309
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.16%)
4,500,000	1.696		03/09/18	4,500,285
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (3 Mo. LIBOR + 0.55%)
10,000,000	2.045	(b)	03/05/18	10,000,219
Bedford Row Funding Corp. (3 Mo. LIBOR + 0.15%)
7,000,000	1.872	(b)	04/13/18	7,002,668
Bedford Row Funding Corp. (1 Mo. LIBOR + 0.22%)
7,000,000	1.801	(b)	07/12/18	7,001,354
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.26%)
6,000,000	1.843		11/13/18	6,000,409

24	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Value
Variable Rate Obligations(c) – (continued)
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.23%)
$15,000,000	1.826%		09/21/18	$15,000,368
Collateralized Commercial Paper Co., LLC (1 Mo. LIBOR + 0.21%)
10,000,000	1.813		07/23/18	10,001,694
Collateralized Commercial Paper II Co., LLC (3 Mo. LIBOR + 0.18%)
13,000,000	1.884	(b)	07/06/18	13,012,961
Commonwealth Bank of Australia (1 Mo. LIBOR + 0.18%)
10,000,000	1.783	(b)	08/23/18	9,998,451
Commonwealth Bank of Australia (3 Mo. LIBOR + 0.11%)
13,000,000	1.870	(b)	04/27/18	13,005,570
Commonwealth Bank of Australia (3 Mo. LIBOR + 0.12%)
10,000,000	1.865	(b)	04/23/18	10,004,093
Cooperatieve Rabobank U.A. (1 Mo. LIBOR + 0.18%)
18,000,000	1.760		08/03/18	17,999,774
Cooperatieve Rabobank U.A. (1 Mo. LIBOR + 0.17%)
10,000,000	1.750		09/07/18	9,996,238
5,000,000	1.758		09/14/18	4,997,652
Dexia Credit Local (1 Mo. LIBOR + 0.37%)
5,000,000	1.950		04/04/18	5,002,454
ING (U.S.) Funding LLC (1 Mo. LIBOR + 0.19%)
15,000,000	1.770		07/03/18	14,999,895
8,000,000	1.769		07/09/18	8,001,050
Mitsubishi UFJ Trust and Banking Corp. (1 Mo. LIBOR + 0.19%)
10,000,000	1.765		03/01/18	10,000,096
Mizuho Bank, Ltd.-New York Branch (1 Mo. LIBOR + 0.20%)
10,000,000	1.780		04/06/18	10,002,516
Mizuho Bank, Ltd.-New York Branch (1 Mo. LIBOR + 0.27%)
12,000,000	1.858		08/15/18	11,998,582
National Australia Bank Ltd. (1 Mo. LIBOR + 0.30%)
8,000,000	1.880	(b)	04/03/18	8,003,334
Oversea-Chinese Banking Corp., Ltd. (1 Mo. LIBOR + 0.19%)
5,000,000	1.769		06/08/18	5,001,476
Oversea-Chinese Banking Corp., Ltd. (3 Mo. LIBOR + 0.18%)
6,000,000	1.874	(b)	04/03/18	6,001,980
Royal Bank of Canada (1 Mo. LIBOR + 0.21%)
5,000,000	1.789		08/09/18	5,000,558
Royal Bank of Canada (1 Mo. LIBOR + 0.24%)
8,000,000	1.834		04/19/18	8,003,387
Sumitomo Mitsui Banking Corp. (1 Mo. LIBOR + 0.22%)
7,000,000	1.868		05/29/18	7,002,955
Sumitomo Mitsui Banking Corp. (1 Mo. LIBOR + 0.30%)
17,000,000	1.896		08/21/18	17,001,059
Sumitomo Mitsui Banking Corp. (1 Mo. LIBOR + 0.28%)
4,000,000	1.928		07/30/18	4,001,283
Sumitomo Mitsui Banking Corp. (1 Mo. LIBOR + 0.18%)
8,000,000	1.760		03/02/18	8,000,148
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.11%)
7,000,000	1.814		11/06/18	6,998,838
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.43%)
5,000,000	2.043		09/19/18	5,006,768
Toronto-Dominion Bank (The) (1 Mo. LIBOR + 0.23%)
5,000,000	1.810		12/06/18	4,998,958
Toyota Finance Australia Limited (1 Mo. LIBOR + 0.20%)
4,500,000	1.781		09/07/18	4,500,491
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.24%)
7,000,000	1.815		12/03/18	6,999,807

Variable Rate Obligations(c) – (continued)
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.23%)
5,000,000	1.824		08/20/18	5,000,434
Wells Fargo Bank N.A. (3 Mo. LIBOR + 0.13%)
700,000	1.835		07/11/18	700,565
Westpac Banking Corp. (1 Mo. LIBOR + 0.15%)
10,000,000	1.733	(b)	07/13/18	9,999,311

TOTAL VARIABLE RATE OBLIGATIONS
(Cost $339,695,647)				$339,746,308

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
(Cost $1,822,506,340)				$1,822,403,118

Repurchase Agreements(e) – 4.5%
BNP Paribas (OBFR + 0.20%)
$20,000,000	1.620	%(c)	03/07/18	$20,000,000
Maturity Value: $20,314,100
Settlement Date: 03/24/17

Collateralized by mortgage-backed obligations, 1.931% to
6.671%, due 11/25/29 to 05/25/57, various asset-backed
obligations, 2.161% to 8.145%, due 10/23/18 to 12/25/35,
various corporate security issuers, 4.875% to 10.125%, due
09/01/20 to 11/01/43 and various sovereign debt security
issuers, 3.600%, due 01/30/25. The aggregate market value of the collateral, including accrued interest, was $23,244,520.

Fixed Income Clearing Corp.
25,000,000	1.430		03/01/18	24,999,993
Maturity Value: $25,000,993
Collateralized by a U.S. Treasury Note, 3.125%, due 05/15/21. The market value of the collateral, including accrued interest, was $25,500,081.

HSBC Bank PLC
35,000,000	1.620		03/01/18	35,000,175
Maturity Value: $35,001,575
Collateralized by Exchange-Traded Funds and a U.S. Treasury Bond, 2.750%, due 08/15/47. The aggregate market value of the collateral, including accrued interest, was $36,910,561.

Mizuho Securities USA LLC (3 Mo. LIBOR + 0.95%)
5,000,000	2.741	(c)(f)	05/29/18	4,998,902
Maturity Value: $5,147,313
Settlement Date: 05/08/17
Collateralized by various corporate security issuers, 3.000% to 12.000%, due 05/15/19 to 08/15/46. The aggregate market value of the collateral, including accrued interest, was $5,285,029.

TOTAL REPURCHASE AGREEMENTS
(Cost $85,000,000)				$84,999,070

TOTAL INVESTMENTS – 101.2%
(Cost $1,907,506,340)				$1,907,402,188

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.2)%				(22,192,368)

NET ASSETS – 100.0%				$1,885,209,820

The accompanying notes are an integral part of these financial statements.	25

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	All or a portion represents a forward commitment.
(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 28, 2018, these securities amounted to $140,628,823 or approximately 7.5% of net assets.
(c)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2018.
(d)	Rate shown is that which is in effect on February 28, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(e)	Unless noted, all repurchase agreements were entered into on February 28, 2018.
(f)	Security has been determined to be illiquid by the Investment Adviser. At February 28, 2018, this security amounted to $4,998,902 or approximately 0.3% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
GO	—General Obligation
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MMY	—Money Market Yield
OBFR	—Overnight Bank Funding Rate
RB	—Revenue Bond
RMKT	— Remarketed
SBPA	—Standby Bond Purchase Agreement
SPA	—Stand-by Purchase Agreement
T-Bill	—Treasury Bill
VRDN	—Variable Rate Demand Notes

26	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments

February 28, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 103.9%
United States Treasury Bills
$236,000,000	1.101%		03/01/18	$236,000,000
460,000,000	1.122		03/01/18	460,000,000
340,000,000	1.132		03/01/18	340,000,000
196,800,000	1.147		03/01/18	196,800,000
552,000,000	1.152		03/01/18	552,000,000
1,030,000,000	1.173		03/01/18	1,030,000,000
75,000,000	1.122		03/08/18	74,983,958
50,000,000	1.224		03/08/18	49,988,333
148,000,000	1.255		03/08/18	147,964,604
250,000,000	1.276		03/08/18	249,939,236
290,000,000	1.317		03/08/18	289,927,258
103,400,000	1.319		03/08/18	103,374,064
112,500,000	1.327		03/08/18	112,471,562
147,000,000	1.332		03/08/18	146,962,699
127,200,000	1.245		03/15/18	127,139,651
304,600,000	1.317		03/15/18	304,447,192
58,800,000	1.327		03/15/18	58,770,273
50,000,000	1.338		03/15/18	49,974,528
1,565,100,000	1.389		03/15/18	1,564,272,234
493,100,000	1.207		03/22/18	492,760,583
27,000,000	1.307		03/22/18	26,979,840
100,000,000	1.343		03/22/18	99,923,292
48,000,000	1.348		03/22/18	47,963,040
162,300,000	1.358		03/22/18	162,174,082
592,000,000	1.363		03/22/18	591,538,980
37,000,000	1.370		03/22/18	36,971,078
193,800,000	1.375		03/22/18	193,647,838
125,000,000	1.376		03/22/18	124,901,781
327,900,000	1.379		03/22/18	327,641,779
146,500,000	1.380		03/22/18	146,384,631
140,000,000	1.384		03/22/18	139,889,342
14,100,000	1.390		03/22/18	14,088,814
1,203,000,000	1.394		03/22/18	1,202,042,111
370,000,000	1.395		03/22/18	369,705,388
942,700,000	1.399		03/22/18	941,946,626
49,400,000	1.400		03/22/18	49,360,521
3,141,800,000	1.410		03/22/18	3,139,270,851
100,000,000	1.410	(a)	03/29/18	99,892,667
33,000,000	1.508	(a)	03/29/18	32,962,142
461,400,000	1.513	(a)	03/29/18	460,868,877
122,300,000	1.515	(a)	03/29/18	122,158,981
2,000,000,000	1.528	(a)	03/29/18	1,997,674,444
12,100,000	1.448		04/12/18	12,080,025
19,300,000	1.453		04/12/18	19,268,026
7,000,000	1.458		04/12/18	6,988,363
244,000,000	1.545		04/12/18	243,570,153
639,200,000	1.550		04/12/18	638,070,215
187,200,000	1.551		04/12/18	186,868,906
1,622,000,000	1.555		04/12/18	1,619,123,653
978,000,000	1.560		04/12/18	976,259,975
568,900,000	1.565		04/12/18	567,884,514
360,400,000	1.586		04/12/18	359,748,277
395,200,000	1.596		04/12/18	394,480,737
4,024,200,000	1.473		04/19/18	4,016,312,568
1,777,500,000	1.463		04/26/18	1,773,546,050
182,000,000	1.566		04/26/18	181,566,840
U.S. Treasury Obligations – (continued)
United States Treasury Bills (continued)
33,800,000	1.571		04/26/18	33,719,293
1,611,400,000	1.670		05/24/18	1,605,271,305
47,500,000	1.471	(a)	05/31/18	47,327,700
342,500,000	1.665	(a)	05/31/18	341,093,134
530,900,000	1.680	(a)	05/31/18	528,699,125
73,700,000	1.685	(a)	05/31/18	73,393,541
257,800,000	1.461		06/07/18	256,782,406
53,400,000	1.494		06/07/18	53,184,131
2,382,900,000	1.497		06/14/18	2,372,752,819
22,100,000	1.512		06/21/18	21,998,586
500,000,000	1.518		06/21/18	497,697,778
77,000,000	1.538		06/21/18	76,640,667
13,700,000	1.702		06/21/18	13,629,247
98,100,000	1.611		07/05/18	97,560,941
4,900,000	1.739		07/05/18	4,870,931
9,200,000	1.744		07/05/18	9,145,260
38,400,000	1.595		07/12/18	38,179,397
7,900,000	1.601		07/12/18	7,854,470
23,100,000	1.632		07/19/18	22,957,165
2,258,500,000	1.871		08/23/18	2,238,518,551
26,000,000	1.866	(a)	08/30/18	25,761,428
53,400,000	1.876	(a)	08/30/18	52,907,311
752,000,000	1.882	(a)	08/30/18	745,042,744
100,900,000	1.887	(a)	08/30/18	99,963,956
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
362,900,000	1.700	(b)	10/31/19	362,948,423
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
997,100,000	1.712	(b)	07/31/19	997,797,820
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.07%)
1,490,500,000	1.722	(b)	04/30/19	1,492,050,594
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
1,357,730,000	1.792	(b)	01/31/19	1,359,670,936
United States Treasury Floating Rate Notes (3 Mo. U.S. T-Bill MMY + 0.17%)(b)
4,905,234,000	1.826		07/31/18	4,908,798,643
1,838,335,000	1.822		10/31/18	1,841,019,391
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.19%)
4,988,900,000	1.842	(b)	04/30/18	4,990,650,060
United States Treasury Notes
121,000,000	1.000		03/15/18	120,983,634
76,000,000	0.750		03/31/18	75,951,368
47,200,000	0.875		03/31/18	47,174,623
128,900,000	0.750	(a)	07/31/18	128,327,508

TOTAL INVESTMENTS – 103.9%				$53,501,856,468

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.9)%				(2,005,705,318)

NET ASSETS – 100.0%				$51,496,151,150

The accompanying notes are an integral part of these financial statements.	27

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	All or a portion represents a forward commitment.
(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2018.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
T-Bill	—Treasury Bill

28	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments

February 28, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 44.4%
United States Treasury Bills
$158,700,000	1.513	%(a)	03/29/18	$158,517,319
42,100,000	1.515	(a)	03/29/18	42,051,456
675,000,000	1.528	(a)	03/29/18	674,215,125
188,200,000	1.463		04/19/18	187,833,690
70,400,000	1.468		04/19/18	70,262,495
338,900,000	1.473		04/19/18	338,235,756
23,900,000	1.432		04/26/18	23,847,951
44,900,000	1.442		04/26/18	44,801,519
24,800,000	1.571		04/26/18	24,740,783
37,900,000	1.471	(a)	05/31/18	37,762,523
12,400,000	1.685	(a)	05/31/18	12,348,439
5,700,000	1.494		06/07/18	5,676,958
356,900,000	1.497		06/14/18	355,380,201
98,300,000	1.518		06/21/18	97,847,383
16,600,000	1.702		06/21/18	16,514,270
34,000,000	1.611		07/05/18	33,813,170
1,500,000	1.739		07/05/18	1,491,101
2,800,000	1.744		07/05/18	2,783,340
14,500,000	1.601		07/12/18	14,416,432
7,200,000	1.632		07/19/18	7,155,480
6,400,000	1.637		07/19/18	6,360,302
991,700,000	1.871		08/23/18	982,926,211
2,600,000	1.866	(a)	08/30/18	2,576,143
23,200,000	1.876	(a)	08/30/18	22,985,948
376,700,000	1.882	(a)	08/30/18	373,214,896
4,600,000	1.887	(a)	08/30/18	4,557,326
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
882,900,000	1.700	(b)	10/31/19	883,022,193
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
324,700,000	1.712	(b)	07/31/19	324,810,145
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.07%)
1,520,000,000	1.722	(b)	04/30/19	1,520,652,323
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
182,300,000	1.792	(b)	01/31/19	182,546,544
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.17%)
391,400,000	1.826	(b)	07/31/18	391,414,060
35,000,000	1.822	(b)	10/31/18	35,051,803
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.19%)
782,800,000	1.842	(b)	04/30/18	782,827,345
United States Treasury Note
44,100,000	0.750	(a)	07/31/18	43,904,141

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$7,706,544,771

Repurchase Agreements-Unaffiliated Issuers(c) – 62.4%
Barclays Capital, Inc.
$100,000,000	1.350%		03/01/18	$100,000,000
Maturity Value: $100,003,750
Collateralized by U.S. Treasury Notes, 0.750% to 3.500%, due 03/31/18 to 06/30/22. The aggregate market value of the collateral, including accrued interest, was $102,000,032.

BNP Paribas
205,000,000	1.340		03/01/18	205,000,000
Maturity Value: $205,228,917
Settlement Date: 01/30/18

Collateralized by U.S. Treasury Bonds, 2.875% to 3.750%, due
05/15/43 to 11/15/43, a U.S. Treasury Inflation-Indexed Bond,
3.875%, due 04/15/29, U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 02/15/29 to 11/15/45, U.S. Treasury
Notes, 1.125% to 1.375%, due 01/31/19 to 09/30/19 and U.S.
Treasury Principal-Only Stripped Securities, 0.000%, due
11/15/27 to 08/15/46. The aggregate market value of the
collateral, including accrued interest, was $209,100,000.

500,000,000	1.350		03/01/18	500,000,000
Maturity Value: $500,018,750

Collateralized by a U.S. Treasury Inflation-Indexed Note,
0.125%, due 04/15/19, U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 05/15/24 to 02/15/37, U.S. Treasury
Notes, 0.750% to 2.250%, due 02/15/19 to 09/30/20 and U.S.
Treasury Principal-Only Stripped Securities, 0.000%, due
11/15/43 to 02/15/44. The aggregate market value of the
collateral, including accrued interest, was $510,000,000.

500,000,000	1.380		03/01/18	500,000,000
Maturity Value: $500,019,167
Collateralized by a U.S. Treasury Note, 0.625%, due 01/15/26. The market value of the collateral, including accrued interest, was $510,000,000.
205,000,000	1.340		03/02/18	205,000,000
Maturity Value: $205,228,917
Settlement Date: 01/31/18

Collateralized by U.S. Treasury Bills, 0.000%, due 04/19/18 to
11/08/18, a U.S. Treasury Bond, 3.750%, due 11/15/43, a U.S.
Treasury Inflation-Indexed Bond, 3.375%, due 04/15/32, U.S.
Treasury Notes, 1.250% to 3.375%, due 04/30/19 to 05/15/25
and U.S. Treasury Principal-Only Stripped Securities, 0.000%,
due 02/15/37 to 08/15/43. The aggregate market value of the
collateral, including accrued interest, was $209,099,999.

150,000,000	1.340	(d)	03/07/18	150,000,000
Maturity Value: $150,547,166
Settlement Date: 12/14/17

Collateralized by a U.S. Treasury Bond, 9.125%, due 05/15/18,
U.S. Treasury Inflation-Indexed Bonds, 0.625% to 2.375%, due
01/15/25 to 02/15/48, a U.S. Treasury Inflation-Indexed Note,
0.125%, due 04/15/20, U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 08/15/26 to 02/15/45 and U.S. Treasury
Notes, 1.750% to 2.625%, due 11/15/20 to 12/31/20. The
aggregate market value of the collateral, including accrued
interest, was $153,000,002.

The accompanying notes are an integral part of these financial statements.	29

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
BNP Paribas (Overnight Treasury + 0.02%)
$700,000,000	1.370	% (b)(d)	03/01/18	$700,000,000
Maturity Value: $720,005,829
Settlement Date: 02/23/16

Collateralized by U.S. Treasury Bills, 0.000%, due 05/24/18 to
07/05/18, U.S. Treasury Bonds, 2.875% to 5.500%, due
08/15/28 to 08/15/45, a U.S. Treasury Floating Rate Note,
1.722%, due 04/30/19, U.S. Treasury Inflation-Indexed Bonds,
2.125% to 2.375%, due 01/15/25 to 02/15/40, U.S. Treasury
Inflation-Indexed Notes, 0.125% to 0.375%, due 04/15/21 to
07/15/27, U.S. Treasury Interest-Only Stripped Securities,
0.000%, due 02/15/23 to 02/15/45, U.S. Treasury Notes,
0.750% to 2.625%, due 03/31/18 to 07/31/19 and U.S. Treasury
Principal-Only Stripped Securities, 0.000%, due 02/15/23 to
02/15/46. The aggregate market value of the collateral,
including accrued interest, was $713,999,998.

CIBC Wood Gundy Securities
400,000,000	1.350		03/01/18	400,000,000
Maturity Value: $400,015,000

Collateralized by U.S. Treasury Bonds, 2.500% to 4.500%, due
08/15/39 to 11/15/46 and U.S. Treasury Notes, 1.625% to
2.250%, due 11/30/20 to 02/15/27. The aggregate market value of the collateral, including accrued interest, was $408,000,139.

Citigroup Global Markets, Inc.
177,400,000	1.350		03/01/18	177,400,000
Maturity Value: $177,406,653

Collateralized by U.S. Treasury Bills, 0.000%, due 05/10/18 to
08/16/18 and a U.S. Treasury Note, 2.000%, due 02/15/22. The
aggregate market value of the collateral, including accrued
interest, was $180,948,016.

Credit Agricole Corporate and Investment Bank
100,000,000	1.320		03/01/18	100,000,000
Maturity Value: $100,003,667

Collateralized by U.S. Treasury Bonds, 2.500% to 3.000%, due
11/15/44 to 05/15/46, U.S. Treasury Notes, 1.250% to 1.625%,
due 11/30/18 to 10/31/23 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 05/15/44 to 08/15/44. The
aggregate market value of the collateral, including accrued
interest, was $102,000,064.

200,000,000	1.320		03/01/18	200,000,000
Maturity Value: $200,007,333

Collateralized by a U.S. Treasury Bond, 3.000%, due 11/15/44,
U.S. Treasury Notes, 1.250% to 1.625%, due 11/30/18 to
10/31/23 and U.S. Treasury Principal-Only Stripped Securities,
0.000%, due 11/15/41 to 08/15/44. The aggregate market value of the collateral, including accrued interest, was $204,000,086.

100,000,000	1.350		03/01/18	100,000,000
Maturity Value: $100,003,750

Collateralized by a U.S. Treasury Inflation-Indexed Bond,
2.375%, due 01/15/25, a U.S. Treasury Inflation-Indexed Note,
0.125%, due 04/15/18 and U.S. Treasury Notes, 1.375% to
3.500%, due 01/31/20 to 02/15/25. The aggregate market value of the collateral, including accrued interest, was $102,000,042.

Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Daiwa Capital Markets America, Inc.
42,675,263	1.400		03/01/18	42,675,263
Maturity Value: $42,676,923
Collateralized by a U.S. Treasury Bill, 0.000%, due 06/28/18. The market value of the collateral, including accrued interest, was $43,528,768.
457,324,737	1.400		03/01/18	457,324,737
Maturity Value: $457,342,522
Collateralized by a U.S. Treasury Note, 1.500%, due 08/15/26. The market value of the collateral, including accrued interest, was $466,471,232.

Fixed Income Clearing Corp.
85,000,000	1.330		03/01/18	85,000,000
Maturity Value: $85,003,140
Collateralized by a U.S. Treasury Note, 1.625%, due 05/15/26. The market value of the collateral, including accrued interest, was $86,700,090.
175,000,000	1.330		03/01/18	175,000,000
Maturity Value: $175,006,465
Collateralized by a U.S. Treasury Bond, 3.125%, due 02/15/43. The market value of the collateral, including accrued interest, was $178,500,021.
85,000,000	1.350		03/01/18	85,000,000
Maturity Value: $85,003,188
Collateralized by a U.S. Treasury Note, 0.875%, due 10/15/18. The market value of the collateral, including accrued interest, was $86,700,066.
1,850,000,000	1.390		03/01/18	1,850,000,000
Maturity Value: $1,850,071,431

Collateralized by U.S. Treasury Bonds, 2.875% to 3.750%, due
11/15/43 to 11/15/46 and U.S. Treasury Notes, 1.000% to
3.125%, due 03/15/19 to 09/30/24. The aggregate market value of the collateral, including accrued interest, was
$1,887,000,097.

HSBC Bank PLC
1,300,000,000	1.380		03/01/18	1,300,000,000
Maturity Value: $1,300,049,833

Collateralized by a U.S. Treasury Bill, 0.000%, due 06/28/18,
U.S. Treasury Bonds, 0.625% to 3.625%, due 05/15/42 to
02/15/47 and U.S. Treasury Notes, 0.125% to 3.625%, due
06/30/18 to 11/30/24. The aggregate market value of the
collateral, including accrued interest, was $1,326,000,082.

HSBC Securities (USA), Inc.
100,000,000	1.350		03/01/18	100,000,000
Maturity Value: $100,003,750
Collateralized by a U.S. Treasury Bill, 0.000%, due 08/09/18. The market value of the collateral, including accrued interest, was $102,001,369.

J.P. Morgan Securities LLC
23,000,000	1.350		03/01/18	23,000,000
Maturity Value: $23,000,863
Collateralized by a U.S. Treasury Note, 1.375%, due 09/30/23. The market value of the collateral, including accrued interest, was $23,460,684.

Joint Repurchase Agreement Account I
1,548,800,000	1.353		03/01/18	1,548,800,000
Maturity Value: $1,548,858,213

30	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc.
$65,300,000	1.370%		03/01/18	$65,300,000
Maturity Value: $65,302,485
Collateralized by U.S. Treasury Notes, 1.625% to 2.125%, due 06/30/19 to 06/30/21. The aggregate market value of the collateral, including accrued interest, was $66,606,045.

Natixis-New York Branch
1,000,000,000	1.350		03/01/18	1,000,000,000
Maturity Value: $1,000,037,500

Collateralized by U.S. Treasury Bonds, 2.750% to 6.375%, due
08/15/27 to 11/15/47, U.S. Treasury Inflation-Indexed Bonds,
0.750% to 3.625%, due 01/15/28 to 02/15/44, U.S. Treasury
Inflation-Indexed Notes, 0.125% to 2.125%, due 01/15/19 to
01/15/23 and U.S. Treasury Notes, 0.750% to 3.875%, due
03/15/18 to 05/15/26. The aggregate market value of the
collateral, including accrued interest, was $1,020,000,093.

Nomura Securities International, Inc.
150,000,000	1.380		03/01/18	150,000,000
Maturity Value: $150,005,750

Collateralized by a U.S. Treasury Inflation-Indexed Bond,
1.000%, due 02/15/48, a U.S. Treasury Inflation-Indexed Note,
0.625%, due 01/15/24 and U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 08/15/19 to 08/15/47. The aggregate
market value of the collateral, including accrued interest, was
$152,999,999.

Norinchukin Bank
85,000,000	1.370		03/01/18	85,000,000
Maturity Value: $85,294,360
Settlement Date: 11/30/17

Collateralized by a U.S. Treasury Bond, 2.500%, due 02/15/45
and U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%,
due 01/15/21 to 01/15/27. The aggregate market value of the
collateral, including accrued interest, was $86,700,042.

50,000,000	1.390	(e)	03/07/18	50,000,000
Maturity Value: $50,171,819
Settlement Date: 12/08/17

Collateralized by a U.S. Treasury Bond, 2.500%, due 02/15/45
and U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%,
due 01/15/21 to 01/15/27. The aggregate market value of the
collateral, including accrued interest, was $51,000,065.

250,000,000	1.410	(e)	03/14/18	250,000,000
Maturity Value: $250,881,250
Settlement Date: 12/14/17

Collateralized by a U.S. Treasury Bond, 2.500%, due 02/15/45,
U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due
01/15/21 to 01/15/27 and a U.S. Treasury Note, 2.125%, due
11/30/23. The aggregate market value of the collateral,
including accrued interest, was $255,000,016.

40,000,000	1.410	(e)	03/20/18	40,000,000
Maturity Value: $40,064,233
Settlement Date: 02/07/18

Collateralized by a U.S. Treasury Bond, 2.500%, due 02/15/45
and U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%,
due 01/15/21 to 01/15/27. The aggregate market value of the
collateral, including accrued interest, was $40,800,087.

Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Norinchukin Bank – (continued)
40,000,000	1.420	(e)	03/22/18	40,000,000
Maturity Value: $40,091,511
Settlement Date: 01/23/18

Collateralized by a U.S. Treasury Bond, 2.500%, due 02/15/45
and U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%,
due 01/15/21 to 01/15/27. The aggregate market value of the
collateral, including accrued interest, was $40,800,031.

40,000,000	1.420	(e)	03/22/18	40,000,000
Maturity Value: $40,077,311
Settlement Date: 02/01/18

Collateralized by a U.S. Treasury Bond, 2.500%, due 02/15/45
and U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%,
due 01/15/21 to 01/15/27. The aggregate market value of the
collateral, including accrued interest, was $40,800,039.

Prudential Insurance Company of America (The)
41,250,000	1.420		03/01/18	41,250,000
Maturity Value: $41,251,627
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/15/36. The market value of the collateral, including accrued interest, was $42,075,000.
56,400,000	1.420		03/01/18	56,400,000
Maturity Value: $56,402,225
Collateralized by a U.S. Treasury Bond, 2.875%, due 05/15/43. The market value of the collateral, including accrued interest, was $57,528,000.

TOTAL REPURCHASE AGREEMENTS- UNAFFILIATED ISSUERS				$10,822,150,000

Repurchase Agreements-Affiliated Issuers(c) – 0.1%
Goldman Sachs & Co.
$10,000,000	1.200%		03/01/18	$10,000,000
Maturity Value: $10,000,333

Collateralized by U.S. Treasury Bills, 0.000%, due 03/08/18 to
01/31/19, U.S. Treasury Bonds, 2.250% to 8.125%, due
02/15/21 to 11/15/47, a U.S. Treasury Floating Rate Note,
1.700%, due 10/31/19, U.S. Treasury Inflation-Indexed Bonds,
0.625% to 3.875%, due 01/15/28 to 02/15/48, U.S. Treasury
Inflation-Indexed Notes, 0.125% to 2.125%, due 04/15/18 to
01/15/28, U.S. Treasury Interest-Only Stripped Securities,
0.000%, due 05/15/18 to 02/15/48, U.S. Treasury Notes,
0.875% to 3.625%, due 05/31/18 to 11/15/26 and U.S. Treasury
Principal-Only Stripped Securities, 0.000%, due 05/15/18 to
02/15/47. The aggregate market value of the collateral,
including accrued interest, was $10,200,016.

TOTAL INVESTMENTS – 106.9%				$18,538,694,771

LIABILITIES IN EXCESS OF OTHER ASSETS – (6.9)%				(1,192,574,881)

NET ASSETS – 100.0%				$17,346,119,890

The accompanying notes are an integral part of these financial statements.	31

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	All or a portion represents a forward commitment.
(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2018.
(c)	Unless noted, all repurchase agreements were entered into on February 28, 2018. Additional information on Joint Repurchase Agreement Account I appears on page 34.
(d)	The instrument is subject to a demand feature.
(e)	Security has been determined to be illiquid by the Investment Adviser. At February 28, 2018, these securities amounted to $420,000,000 or approximately 2.4% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	— Money Market Yield
T-Bill	— Treasury Bill

32	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Schedule of Investments

February 28, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 99.3%
United States Treasury Bills
$14,700,000	1.245%		03/15/18	$14,693,026
16,200,000	1.327		03/15/18	16,191,810
30,400,000	1.307		03/22/18	30,377,301
1,613,400,000	1.410		03/22/18	1,612,101,213
280,000,000	1.497	(a)	03/29/18	279,680,956
251,400,000	1.513	(a)	03/29/18	251,110,611
21,600,000	1.515	(a)	03/29/18	21,575,094
100,000,000	1.518	(a)	03/29/18	99,884,500
1,900,000,000	1.528	(a)	03/29/18	1,897,790,722
141,200,000	1.473		04/19/18	140,923,248
1,900,000	1.432		04/26/18	1,895,862
5,600,000	1.442		04/26/18	5,587,717
13,100,000	1.571		04/26/18	13,068,720
19,000,000	1.471	(a)	05/31/18	18,931,080
452,500,000	1.685	(a)	05/31/18	450,618,417
4,200,000	1.494		06/07/18	4,183,022
38,000,000	1.492		06/14/18	37,838,737
225,500,000	1.497		06/14/18	224,539,746
74,900,000	1.518		06/21/18	74,555,127
8,400,000	1.702		06/21/18	8,356,619
17,100,000	1.611		07/05/18	17,006,035
800,000	1.739		07/05/18	795,254
1,600,000	1.744		07/05/18	1,590,480
7,900,000	1.601		07/12/18	7,854,470
4,000,000	1.632		07/19/18	3,975,267
4,600,000	1.637		07/19/18	4,571,467
412,300,000	1.871		08/23/18	408,652,291
1,100,000	1.866	(a)	08/30/18	1,089,907
9,700,000	1.876	(a)	08/30/18	9,610,504
136,200,000	1.882	(a)	08/30/18	134,939,923
1,000,000	1.887	(a)	08/30/18	990,723
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
173,300,000	1.712	(b)	07/31/19	173,364,163
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.07%)
661,800,000	1.722	(b)	04/30/19	662,206,861
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
246,800,000	1.792	(b)	01/31/19	247,153,009
United States Treasury Floating Rate Notes (3 Mo. U.S. T-Bill MMY + 0.17%)(b)
1,437,400,000	1.826		07/31/18	1,438,674,133
300,900,000	1.822		10/31/18	301,289,786
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.19%)
310,100,000	1.842	(b)	04/30/18	310,229,553
United States Treasury Notes
11,000,000	0.750		03/31/18	10,992,961
6,800,000	0.875		03/31/18	6,796,344
22,800,000	0.750	(a)	07/31/18	22,698,738

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$8,968,385,397

Repurchase Agreement(c) – 35.4%
Federal Reserve Bank of New York
$3,200,000,000	1.250		03/01/18	$3,200,000,000
Maturity Value: $3,200,111,111
Collateralized by U.S. Treasury Notes, 1.750% to 2.250%, due 06/30/22 to 12/31/23. The aggregate market value of the collateral, including accrued interest, was $3,200,111,164.

TOTAL INVESTMENTS – 134.7%				$12,168,385,397

LIABILITIES IN EXCESS OF OTHER ASSETS – (34.7)%				(3,138,270,041)

NET ASSETS – 100.0%				$9,030,115,356

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	All or a portion represents a forward commitment.
(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2018.
(c)	Unless noted, all repurchase agreements were entered into on February 28, 2018.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments

February 28, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I — At February 28, 2018, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of March 1, 2018, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$400,000,000	$400,015,034	$408,000,016
Treasury Obligations	1,548,800,000	1,548,858,213	1,579,776,064

REPURCHASE AGREEMENTS — At February 28, 2018, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account I were as follows:

Counterparty	Interest Rate	Government	Treasury Obligations
BNP Paribas	1.350%	$297,619,047	$1,152,380,953
Citigroup Global Markets, Inc.	1.350	40,804,598	157,995,402
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.370	61,576,355	238,423,645
TOTAL		$400,000,000	$1,548,800,000

At February 28, 2018, the Joint Repurchase Agreement Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Bill	0.000%	07/05/18
U.S. Treasury Bonds	2.250 to 8.750	05/15/20 to 08/15/47
U.S. Treasury Inflation-Indexed Bonds	0.875 to 2.500	01/15/29 to 02/15/48
U.S. Treasury Inflation-Indexed Notes	0.125 to 1.125	01/15/21 to 07/15/27
U.S. Treasury Interest-Only Stripped Securities	0.000	02/15/25 to 11/15/44
U.S. Treasury Notes	1.250 to 3.125	04/30/18 to 11/30/23
U.S. Treasury Principal-Only Stripped Securities	0.000	11/15/24 to 02/15/47

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

ADDITIONAL INVESTMENT INFORMATION (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT III — At February 28, 2018, the Government Fund had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of March 1, 2018, as follows:

Principal Amount	Maturity Value	Collateral Value
$9,803,200,000	$9,803,574,893	$10,077,224,030

REPURCHASE AGREEMENTS — At February 28, 2018, the Principal Amounts of the Government Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	1.370%	$1,239,824,886
Bank of America, N.A.	1.400	476,855,725
Bank of Nova Scotia (The)	1.380	2,098,165,191
BNP Paribas	1.370	667,598,015
Citigroup Global Markets, Inc.	1.370	585,578,831
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.400	1,015,702,695
TD Securities (USA) LLC	1.370	190,742,290
Wells Fargo Securities, LLC	1.370	3,528,732,367
TOTAL		$9,803,200,000

At February 28, 2018, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000 to 8.000%	05/01/26 to 03/01/48
Federal National Mortgage Association	2.500 to 7.500	08/01/18 to 03/01/48
Government National Mortgage Association	2.500 to 6.500	12/15/26 to 01/20/48
U.S. Treasury Bonds	2.250 to 3.125	11/15/41 to 05/15/47
U.S. Treasury Inflation-Indexed Bond	1.000	02/15/48
U.S. Treasury Interest-Only Stripped Securities	0.000	05/15/25 to 11/15/44
U.S. Treasury Notes	1.000 to 3.625	04/30/18 to 02/15/27
U.S. Treasury Principal-Only Stripped Securities	0.000	02/15/29 to 05/15/44

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities

February 28, 2018 (Unaudited)

Federal Instruments Fund
Assets:
Investments, at value (cost $604,860,972, $39,996,399,653, $3,222,227,722, $1,822,506,340, $53,501,856,468, $7,706,544,771 and $8,968,385,397)	$604,860,972
Repurchase agreements, at value — unaffiliated issuers (cost $0, $50,470,231,250, $179,000,000, $85,000,000, $0, $10,822,150,000 and $3,200,000,000)	—
Repurchase agreements, at value — affiliated issuers (cost $0, $490,000,000, $0, $0, $0, $10,000,000 and $0)	—
Cash	194,748
Receivables:
Investments sold	18,383,295
Interest	339,796
Fund shares sold	—
Reimbursement from investment advisor	35,848
Other assets	3,297
Total assets	623,817,956

Liabilities:
Payables:
Investments purchased	71,296,719
Fund shares redeemed	—
Dividend distribution	38,447
Management fees	80,968
Distribution and Service fees and Transfer Agency fees	4,510
Accrued expenses	288,537
Total liabilities	71,709,181

Net Assets:
Paid-in capital	552,120,549
Undistributed (distributions in excess of) net investment income	4,923
Accumulated net realized gain (loss)	(16,697)
Net unrealized loss	—
NET ASSETS	$552,108,775
Net Assets:
Institutional Shares	$463,912,792
Select Shares	47,531
Preferred Shares	88,376
Capital Shares	14,750,216
Administration Shares	58,312,247
Premier Shares	50,264
Service Shares	14,897,286
Class A Shares	—
Class C Shares	—
Resource Shares	—
Cash Management Shares	50,063
Class R6 Shares	—
Total Net Assets	$552,108,775
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Institutional Shares	463,926,819
Select Shares	47,533
Preferred Shares	88,378
Capital Shares	14,750,663
Administration Shares	58,314,011
Premier Shares	50,265
Service Shares	14,897,738
Class A Shares	—
Class C Shares	—
Resource Shares	—
Cash Management Shares	50,065
Class R6 Shares	—
Net asset value, offering and redemption price per share:
Institutional Shares	$1.00
Select Shares	1.00
Preferred Shares	1.00
Capital Shares	1.00
Administration Shares	1.00
Premier Shares	1.00
Service Shares	1.00
Class A Shares	—
Class C Shares	—
Resource Shares	—
Cash Management Shares	1.00
Class R6 Shares	—

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Government Fund	Money Market Fund	Prime Obligations Fund	Treasury Instruments Fund	Treasury Obligations Fund	Treasury Solutions Fund

$39,996,399,653	$3,221,994,395	$1,822,403,118	$53,501,856,468	$7,706,544,771	$8,968,385,397
50,470,231,250	178,999,937	84,999,070	—	10,822,150,000	3,200,000,000
490,000,000	—	—	—	10,000,000	—
1,218,054,896	38,362	63,196	411,689	26,118,767	84,439

510,279,715	—	—	2,603,154,449	119,341,808	31,031,255
34,400,275	3,141,948	1,616,676	22,664,362	7,677,562	4,448,537
14,945,174	—	583,870	3,934,605	119,727	18,390
—	80,087	67,681	—	—	—
412,816	31,948	13,602	226,475	147,222	47,836
92,734,723,779	3,404,286,677	1,909,747,213	56,132,248,048	18,692,099,857	12,204,015,854

6,090,783,428	11,587,478	22,500,816	4,608,930,638	1,334,397,288	3,170,003,793
65,644,997	—	1,067,073	1,476,092	358,215	132,143
36,782,276	1,461,172	676,956	17,388,377	7,834,908	2,187,713
10,818,115	166,525	94,513	6,736,427	2,518,373	1,222,731
701,908	20,125	11,629	374,295	139,950	73,762
1,478,349	217,211	186,406	1,191,069	731,233	280,356
6,206,209,073	13,452,511	24,537,393	4,636,096,898	1,345,979,967	3,173,900,498

86,530,328,739	3,391,080,485	1,885,329,073	51,497,229,569	17,346,377,803	9,029,982,421
4,130,232	(3,566)	(377)	1,495,626	924,499	83,593
(5,944,265)	(9,363)	(14,724)	(2,574,045)	(1,182,412)	49,342
—	(233,390)	(104,152)	—	—	—
$86,528,514,706	$3,390,834,166	$1,885,209,820	$51,496,151,150	$17,346,119,890	$9,030,115,356

$76,934,509,581	$3,373,164,222	$1,855,303,041	$48,512,222,751	$14,389,213,280	$8,314,602,102
3,558,501,936	13,426,070	14,626,048	36,304,902	56,848,923	7,827,863
790,106,930	315,523	280,024	42,776,639	121,448,224	42,054,682
899,281,309	1,013	759,998	618,455,206	457,478,281	176,150,877
3,682,297,280	3,406,697	14,126,221	2,186,976,568	1,333,846,576	267,409,604
149,814,360	1,010	1,010	73,246,934	1,005	56,326,614
363,546,851	517,620	111,468	26,118,682	987,168,914	141,900,153
61,827,306	—	—	—	—	—
5,672,021	—	—	—	—	—
65,277,536	1,007	1,006	1,003	1,003	1,002
6,174,767	1,004	1,004	48,465	113,684	23,842,459
11,504,829	—	—	—	—	—
$86,528,514,706	$3,390,834,166	$1,885,209,820	$51,496,151,150	$17,346,119,890	$9,030,115,356

76,936,117,740	3,372,974,334	1,855,096,910	48,513,241,059	14,389,427,217	8,314,479,704
3,558,576,240	13,425,335	14,626,293	36,305,665	56,849,767	7,827,747
790,123,438	315,504	280,025	42,777,536	121,450,031	42,054,062
899,300,093	1,013	759,955	618,468,184	457,485,082	176,148,284
3,682,374,224	3,406,526	14,126,126	2,187,022,482	1,333,866,415	267,405,667
149,817,491	1,009	1,009	73,248,471	1,005	56,325,784
363,554,448	517,636	111,468	26,119,231	987,183,599	141,898,063
61,828,598	—	—	—	—	—
5,672,139	—	—	—	—	—
65,278,898	1,007	1,006	1,002	1,003	1,002
6,174,896	1,005	1,005	48,466	113,686	23,842,108
11,505,070	—	—	—	—	—

$1.00	$1.0001	$1.0001	$1.00	$1.00	$1.00
1.00	1.0001	1.0000	1.00	1.00	1.00
1.00	1.0001	1.0000	1.00	1.00	1.00
1.00	1.0001	1.0001	1.00	1.00	1.00
1.00	1.0001	1.0000	1.00	1.00	1.00
1.00	1.0001	1.0001	1.00	1.00	1.00
1.00	1.0000	1.0000	1.00	1.00	1.00
1.00	—	—	—	—	—
1.00	—	—	—	—	—
1.00	1.0001	1.0001	1.00	1.00	1.00
1.00	1.0001	1.0001	1.00	1.00	1.00
1.00	—	—	—	—	—

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Operations

For the Six Months Ended February 28, 2018 (Unaudited)

Federal Instruments Fund
Investment income:
Interest income — from unaffiliated issuers	$3,674,572
Interest income — from affiliated issuers	—
Total investment income	3,674,572

Expenses:
Fund-Level Expenses:
Management fees	617,827
Transfer Agency fees	30,300
Custody, accounting and administrative services	28,638
Printing and mailing fees	—
Trustee fees	11,434
Registration fees	57,867
Professional fees	60,023
Other	3,633
Subtotal	809,722
Class Specific Expenses:
Administration Share fees	67,006
Service Share fees	34,068
Capital Share fees	13,360
Select Share fees	7
Premier Share fees	87
Preferred Share fees	216
Resource Share fees	—
Distribution and Service fees — Class A Shares	—
Distribution fees — Resource Shares	—
Distribution fees — Class C Shares	—
Cash Management Share fees	124
Class C Share fees	—
Distribution fees — Cash Management Shares	74
Total expenses	924,664
Less — expense reductions	(192,077)
Net expenses	732,587
NET INVESTMENT INCOME	$2,941,985
Net realized gain (loss) from investment transactions	9,108
Net change in unrealized gain (loss) from investment transactions	—
Net realized and unrealized gain (loss)	9,108
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,951,093

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Government Fund	Money Market Fund	Prime Obligations Fund	Treasury Instruments Fund	Treasury Obligations Fund	Treasury Solutions Fund

$538,444,378	$19,362,399	$10,450,050	$292,452,055	$112,999,675	$56,274,040
1,475,647	—	—	—	456,891	—
539,920,025	19,362,399	10,450,050	292,452,055	113,456,566	56,274,040

89,309,891	2,631,295	1,425,805	48,576,443	18,608,923	9,525,535
4,399,502	129,620	70,237	2,382,366	912,649	467,167
1,557,760	118,756	62,302	839,665	333,097	175,064
384,039	4,228	14,183	382,760	41,265	45,222
148,446	4,742	—	91,866	38,133	25,277
129,287	35,365	41,816	110,798	107,469	85,833
87,498	103,924	84,895	82,724	69,473	41,570
529,111	32,634	37,262	277,446	70,671	75,938
96,545,534	3,060,564	1,736,500	52,744,068	20,181,680	10,441,606

5,052,188	4,611	15,134	3,023,430	1,660,599	333,467
862,696	1,053	452	80,724	2,549,660	355,899
734,512	1	432	631,933	252,871	144,892
459,630	1,595	3,197	5,691	9,332	1,333
354,534	2	2	101,543	2	52,422
329,211	320	1,081	22,355	80,065	17,443
181,774	2	2	2	2	2
74,484	—	—	—	—	—
54,532	1	1	1	1	1
21,236	—	—	—	—	—
10,563	2	2	104	278	68,981
7,079	—	—	—	—	—
6,338	1	1	62	167	41,389
104,694,311	3,068,152	1,756,804	56,609,913	24,734,657	11,457,435
(20,010,608)	(832,657)	(536,724)	(5,704,039)	(2,372,546)	(1,118,276)
84,683,703	2,235,495	1,220,080	50,905,874	22,362,111	10,339,159
$455,236,322	$17,126,904	$9,229,970	$241,546,181	$91,094,455	$45,934,881
(709,533)	(6,490)	(9,985)	416,312	(77,141)	625,215
—	(666,397)	(330,664)	—	—	—
(709,533)	(672,887)	(340,649)	416,312	(77,141)	625,215
$454,526,789	$16,454,017	$8,889,321	$241,962,493	$91,017,314	$46,560,096

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets

	Federal Instruments Fund
	For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017
From operations:
Net investment income	$2,941,985	$3,283,765
Net realized gain (loss) from investment transactions	9,108	16,482
Net change in unrealized gain (loss) from investment transactions	—	—
Net increase in net assets resulting from operations	2,951,093	3,300,247

Distributions to shareholders:
From net investment income:
Institutional Shares	(2,622,182)	(3,095,257)
Select Shares	(231)	(228)
Preferred Shares	(1,990)	(206)
Capital Shares	(75,974)	(49,366)
Administration Shares	(206,164)	(124,894)
Premier Shares	(166)	(93)
Service Shares	(35,226)	(13,716)
Class A Shares	—	—
Class C Shares(a)	—	—
Resource Shares	—	—
Cash Management Shares	(52)	(5)
Class R6 Shares	—	—
From net realized gains:
Institutional Shares	(27,460)	(41,633)
Select Shares	(3)	(3)
Preferred Shares	(13)	(4)
Capital Shares	(1,061)	(1,209)
Administration Shares	(2,763)	(3,111)
Premier Shares	(3)	(3)
Service Shares	(701)	(913)
Class A Shares	—	—
Class C Shares(a)	—	—
Resource Shares	—	—
Cash Management Shares	(3)	(3)
Class R6 Shares	—	—
Total distributions to shareholders	(2,973,992)	(3,330,644)

From share transactions:
Proceeds from sales of shares	806,366,993	1,339,201,171
Reinvestment of distributions	2,763,003	3,202,941
Cost of shares redeemed	(895,697,242)	(1,340,103,614)
Net increase (decrease) in net assets resulting from share transactions	(86,567,246)	2,300,498
NET INCREASE (DECREASE)	(86,590,145)	2,270,101

Net assets:
Beginning of period	638,698,920	636,428,819
End of period	$552,108,775	$638,698,920
Undistributed (distributions in excess of) net investment income	$4,923	$4,923

(a)	At the close of business on October 11, 2016, Class C Shares of the Prime Obligations Fund were liquidated.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Government Fund		Money Market Fund		Prime Obligations Fund
For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017

$455,236,322	$492,226,213	$17,126,904	$20,362,259	$9,229,970	$10,413,345
(709,533)	(4,078,164)	(6,490)	127,471	(9,985)	68,191
—	—	(666,397)	433,007	(330,664)	226,512
454,526,789	488,148,049	16,454,017	20,922,737	8,889,321	10,708,048

(413,551,492)	(453,699,961)	(17,032,227)	(19,843,402)	(9,012,349)	(10,045,264)
(15,794,095)	(14,324,690)	(69,507)	(417,452)	(135,870)	(121,442)
(3,173,851)	(3,111,773)	(3,715)	(23,247)	(11,940)	(69,013)
(4,422,278)	(4,882,786)	(7)	(10,738)	(3,463)	(22,889)
(16,181,636)	(12,024,785)	(19,618)	(65,350)	(65,607)	(123,177)
(699,895)	(178,746)	(5)	(7)	(6)	(7)
(953,231)	(396,722)	(1,800)	(2,041)	(722)	(9,330)
(239,680)	(153,078)	—	—	—	—
(2,495)	(597)	—	—	—	(236)
(145,346)	(41,796)	(5)	(7)	(6)	(614)
(5,848)	(1,165)	(4)	(19)	(4)	(5)
(66,475)	(69,903)	—	—	—	—

(1,034,314)	—	(3,990)	(119,964)	(4,751)	(64,066)
(34,412)	—	—	(1,177)	(116)	(918)
(7,722)	—	(6)	(23)	(72)	(171)
(12,772)	—	—	—	—	(67)
(55,154)	—	(13)	(577)	(16)	(725)
(4,194)	—	—	—	—	—
(4,568)	—	—	(57)	—	(368)
(789)	—	—	—	—	—
(76)	—	—	—	—	(12)
(989)	—	—	—	—	(3)
(23)	—	—	—	—	—
(199)	—	—	—	—	—
(456,391,534)	(488,886,002)	(17,130,897)	(20,484,061)	(9,234,922)	(10,458,307)

357,166,433,296	724,720,812,323	9,674,266,606	20,323,331,010	3,438,845,841	9,837,824,307
232,646,700	249,258,134	9,260,450	10,300,366	5,151,837	4,935,078
(359,379,636,874)	(707,727,119,123)	(8,851,561,074)	(34,703,003,813)	(3,050,301,006)	(17,674,336,143)
(1,980,556,878)	17,242,951,334	831,965,982	(14,369,372,437)	393,696,672	(7,831,576,758)
(1,982,421,623)	17,242,213,381	831,289,102	(14,368,933,761)	393,351,071	(7,831,327,017)

88,510,936,329	71,268,722,948	2,559,545,064	16,928,478,825	1,491,858,749	9,323,185,766
$86,528,514,706	$88,510,936,329	$3,390,834,166	$2,559,545,064	$1,885,209,820	$1,491,858,749
$4,130,232	$4,130,232	$(3,566)	$(3,582)	$(377)	$(380)

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Treasury Instruments Fund
	For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017
From operations:
Net investment income	$241,546,181	$232,037,016
Net realized gain (loss) from investment transactions	416,312	(538,106)
Net change in unrealized gain (loss) from investment transactions	—	—
Net increase in net assets resulting from operations	241,962,493	231,498,910

Distributions to shareholders:
From net investment income:
Institutional Shares	(227,994,813)	(223,399,441)
Select Shares	(185,676)	(260,304)
Preferred Shares	(209,025)	(171,143)
Capital Shares	(3,598,895)	(2,449,171)
Administration Shares	(9,278,782)	(5,622,274)
Premier Shares	(197,573)	(91,234)
Service Shares	(81,362)	(37,368)
Resource Shares	(3)	(4)
Cash Management Shares	(52)	(2)
From net realized gains:
Institutional Shares	(1,385,600)	(295,736)
Select Shares	(1,453)	(683)
Preferred Shares	(1,396)	(384)
Capital Shares	(32,367)	—
Administration Shares	(81,847)	—
Premier Shares	(1,880)	(364)
Service Shares	(1,118)	(2,293)
Cash Management Shares	(1)	(5)
Total distributions to shareholders	(243,051,843)	(232,330,406)

From share transactions:
Proceeds from sales of shares	106,266,926,906	196,395,495,378
Reinvestment of distributions	148,621,047	154,325,084
Cost of shares redeemed	(103,336,780,915)	(201,552,970,536)
Net increase (decrease) in net assets resulting from share transactions	3,078,767,038	(5,003,150,074)
NET INCREASE (DECREASE)	3,077,677,688	(5,003,981,570)

Net assets:
Beginning of period	48,418,473,462	53,422,455,032
End of period	$51,496,151,150	$48,418,473,462
Undistributed (distributions in excess of) net investment income	$1,495,626	$1,495,626

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Treasury Obligations Fund		Treasury Solutions Fund
For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017

$91,094,455	$88,204,300	$45,934,881	$44,045,315
(77,141)	(177,205)	625,215	676,500
—	—	—	—
91,017,314	88,027,095	46,560,096	44,721,815

(80,419,880)	(81,872,454)	(43,395,276)	(42,396,917)
(311,331)	(641,961)	(43,858)	(41,095)
(755,696)	(467,902)	(162,692)	(83,940)
(1,517,899)	(993,944)	(820,676)	(748,595)
(5,321,795)	(3,230,250)	(1,010,141)	(594,926)
(2)	(4)	(111,187)	(37,332)
(2,767,713)	(992,673)	(363,434)	(141,952)
(2)	(4)	(2)	(4)
(137)	(17)	(27,615)	(554)

(498,971)	—	(874,440)	(445,992)
(2,312)	—	(898)	(595)
(5,553)	—	(3,664)	(4,053)
(11,264)	—	(19,838)	(16,207)
(43,433)	—	(27,169)	(4,192)
—	—	(2,990)	(1,969)
(35,202)	—	(14,122)	(8,940)
(3)	—	(2,743)	(5,938)
(91,691,193)	(88,199,209)	(46,880,745)	(44,533,201)

66,932,991,888	175,343,750,193	18,048,935,921	31,404,934,079
45,461,024	49,408,674	31,925,911	29,403,630
(67,446,455,653)	(180,852,029,873)	(18,338,685,632)	(32,779,331,348)
(468,002,741)	(5,458,871,006)	(257,823,800)	(1,344,993,639)
(468,676,620)	(5,459,043,120)	(258,144,449)	(1,344,805,025)

17,814,796,510	23,273,839,630	9,288,259,805	10,633,064,830
$17,346,119,890	$17,814,796,510	$9,030,115,356	$9,288,259,805
$924,499	$924,499	$83,593	$83,593

The accompanying notes are an integral part of these financial statements.	43

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized gain		Total from investment operations		From net investment income	From net realized gains		Total distributions(b)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)	$—	(d)	$(0.005)
2018 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)	—	(d)	(0.005)
2018 - Preferred Shares	1.00	0.005		—	(d)	0.005		(0.005)	—	(d)	(0.005)
2018 - Capital Shares	1.00	0.004		—	(d)	0.004		(0.004)	—	(d)	(0.004)
2018 - Administration Shares	1.00	0.004		—	(d)	0.004		(0.004)	—	(d)	(0.004)
2018 - Premier Shares	1.00	0.003		—	(d)	0.003		(0.003)	—	(d)	(0.003)
2018 - Service Shares	1.00	0.003		—	(d)	0.003		(0.003)	—	(d)	(0.003)
2018 - Cash Management Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)

FOR THE FISCAL YEAR ENDED AUGUST 31,
2017 - Institutional Shares	1.00	0.005		—	(d)	0.005		(0.005)	—	(d)	(0.005)
2017 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)	—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.004		—	(d)	0.004		(0.004)	—	(d)	(0.004)
2017 - Capital Shares	1.00	0.003		0.001		0.004		(0.004)	—	(d)	(0.004)
2017 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)	—	(d)	(0.003)
2017 - Premier Shares	1.00	0.002		—	(d)	0.002		(0.002)	—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)

FOR THE PERIOD ENDED AUGUST 31,*
2016 - Institutional Shares	1.00	0.002		—	(d)	0.002		(0.002)	—	(d)	(0.002)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)

*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

44	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Net asset value, end of period	Total return(c)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.51%	$463,913	0.20	%(e)	0.26	%(e)	1.01	%(e)
1.00	0.49	48	0.23	(e)	0.29	(e)	0.98	(e)
1.00	0.46	89	0.30	(e)	0.36	(e)	0.92	(e)
1.00	0.43	14,750	0.35	(e)	0.41	(e)	0.85	(e)
1.00	0.38	58,312	0.45	(e)	0.51	(e)	0.77	(e)
1.00	0.34	50	0.55	(e)	0.61	(e)	0.67	(e)
1.00	0.26	14,897	0.70	(e)	0.76	(e)	0.52	(e)
1.00	0.11	50	1.00	(e)	1.06	(e)	0.21	(e)

1.00	0.52	556,458	0.20		0.28		0.51
1.00	0.49	47	0.23		0.31		0.48
1.00	0.42	50	0.30		0.38		0.41
1.00	0.37	16,147	0.35		0.43		0.31
1.00	0.27	50,768	0.45		0.53		0.26
1.00	0.19	50	0.53		0.63		0.19
1.00	0.10	15,129	0.62		0.78		0.09
1.00	0.01	50	0.71		1.08		0.01

1.00	0.16	577,395	0.20	(e)	0.39	(e)	0.19	(e)
1.00	0.13	50	0.23	(e)	0.42	(e)	0.14	(e)
1.00	0.08	50	0.29	(e)	0.49	(e)	0.08	(e)
1.00	0.05	50	0.33	(e)	0.54	(e)	0.04	(e)
1.00	0.01	43,835	0.39	(e)	0.64	(e)	(0.01	)(e)
1.00	0.01	50	0.38	(e)	0.74	(e)	—	(e)(f)
1.00	0.01	14,949	0.39	(e)	0.89	(e)	(0.01	)(e)
1.00	0.01	50	0.38	(e)	1.19	(e)	—	(e)(f)

The accompanying notes are an integral part of these financial statements.	45

FINANCIAL SQUARE GOVERNMENT FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)		$—	(d)	$(0.005)
2018 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2018 - Preferred Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2018 - Capital Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2018 - Administration Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2018 - Premier Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2018 - Service Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2018 - Class A Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2018 - Class C Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2018 - Resource Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2018 - Cash Management Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2018 - Class R6 Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	1.00	0.006		—	(d)	0.006		(0.006)		—	(d)	(0.006)
2017 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Capital Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2017 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.003		(0.001)		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Class A Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Class C Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2017 - Resource Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2017 - Class R6 Shares	1.00	0.006		—	(d)	0.006		(0.006)		—	(d)	(0.006)
2016 - Institutional Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Select Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class A Shares (Commenced operations on February 29, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class C Shares (Commenced operations on February 29, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class R6 Shares (Commenced operations on December 29, 2015)	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

46	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Net asset value, end of period	Total return(c)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.52%	$76,934,510	0.17	%(e)	0.21	%(e)	1.05	%(e)
1.00	0.51	3,558,502	0.20	(e)	0.24	(e)	1.03	(e)
1.00	0.47	790,107	0.27	(e)	0.31	(e)	0.96	(e)
1.00	0.45	899,281	0.32	(e)	0.36	(e)	0.90	(e)
1.00	0.40	3,682,297	0.42	(e)	0.46	(e)	0.80	(e)
1.00	0.35	149,814	0.52	(e)	0.56	(e)	0.69	(e)
1.00	0.28	363,547	0.67	(e)	0.71	(e)	0.55	(e)
1.00	0.40	61,827	0.42	(e)	0.46	(e)	0.80	(e)
1.00	0.05	5,672	1.13	(e)	1.21	(e)	0.09	(e)
1.00	0.20	65,278	0.82	(e)	0.86	(e)	0.40	(e)
1.00	0.13	6,175	0.97	(e)	1.01	(e)	0.28	(e)
1.00	0.52	11,505	0.17	(e)	0.21	(e)	1.04	(e)

1.00	0.55	79,411,937	0.18		0.23		0.55
1.00	0.52	2,921,971	0.21		0.26		0.52
1.00	0.45	553,781	0.28		0.33		0.43
1.00	0.40	893,496	0.33		0.38		0.37
1.00	0.30	4,138,362	0.43		0.48		0.32
1.00	0.22	101,311	0.52		0.58		0.28
1.00	0.12	337,219	0.60		0.73		0.11
1.00	0.30	55,506	0.43		0.48		0.34
1.00	0.01	5,937	0.70		1.23		0.01
1.00	0.05	74,864	0.69		0.88		0.06
1.00	0.02	3,779	0.62		1.03		0.01
1.00	0.55	12,773	0.18		0.23		0.56
1.00	0.20	63,804,041	0.18		0.23		0.21
1.00	0.17	2,471,275	0.21		0.26		0.21
1.00	0.12	536,818	0.27		0.33		0.13
1.00	0.08	1,390,271	0.30		0.38		0.07
1.00	0.02	2,673,689	0.36		0.48		0.01
1.00	0.02	1	0.20		0.58		0.40
1.00	0.01	368,299	0.36		0.73		(0.01)
1.00	0.01	1,563	0.43	(e)	0.48	(e)	0.02	(e)
1.00	0.01	413	0.44	(e)	1.23	(e)	0.01	(e)
1.00	0.01	17,634	0.43		0.88		(0.01)
1.00	0.02	14	0.35		1.03		0.06
1.00	0.18	4,705	0.18	(e)	0.23	(e)	0.26	(e)
1.00	0.01	29,753,210	0.14		0.23		0.01
1.00	0.01	203,098	0.14		0.26		0.01
1.00	0.01	249,542	0.14		0.33		0.01
1.00	0.01	1,174,099	0.14		0.38		0.01
1.00	0.01	1,920,203	0.14		0.48		0.01
1.00	0.01	1	0.14		0.58		0.40
1.00	0.01	468,041	0.14		0.73		0.01
1.00	0.01	1	0.14		0.88		0.40
1.00	0.01	4	0.14		1.03		0.22
1.00	0.01	22,069,515	0.12		0.23		—	(f)
1.00	0.01	101,446	0.12		0.26		—	(f)
1.00	0.01	266,881	0.12		0.33		—	(f)
1.00	0.01	1,113,078	0.12		0.38		—	(f)
1.00	0.01	1,939,309	0.12		0.48		—	(f)
1.00	0.01	1	0.12		0.58		—	(f)
1.00	0.01	376,094	0.12		0.73		—	(f)
1.00	0.01	1	0.12		0.88		0.40
1.00	0.01	1	0.12		1.03		0.40
1.00	0.03	21,751,069	0.18		0.23		0.03
1.00	0.01	145,992	0.20		0.26		0.02
1.00	0.01	305,546	0.21		0.33		—	(f)
1.00	0.01	411,426	0.20		0.38		—	(f)
1.00	0.01	1,983,578	0.20		0.48		—	(f)
1.00	0.01	5,416	0.20		0.58		—	(f)
1.00	0.01	260,856	0.20		0.73		—	(f)
1.00	0.01	1	0.18		0.88		0.40
1.00	0.01	1	0.18		1.03		0.40

The accompanying notes are an integral part of these financial statements.	47

FINANCIAL SQUARE MONEY MARKET FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income	From net realized gains		Total distributions(b)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - Institutional Shares	$1.0003	$0.0066		$(0.0002)		$0.0064		$(0.0066)	$—	(d)	$(0.0066)
2018 - Select Shares	1.0003	0.0065		(0.0003)		0.0062		(0.0064)	—	(d)	(0.0064)
2018 - Preferred Shares	1.0003	0.0058		0.0001		0.0059		(0.0061)	—	(d)	(0.0061)
2018 - Capital Shares	1.0003	0.0072		(0.0002)		0.0070		(0.0072)	—	(d)	(0.0072)
2018 - Administration Shares	1.0003	0.0053		(0.0002)		0.0051		(0.0053)	—	(d)	(0.0053)
2018 - Premier Shares	1.0003	0.0055		(0.0002)		0.0053		(0.0055)	—	(d)	(0.0055)
2018 - Service Shares	1.0003	0.0042		(0.0004)		0.0038		(0.0041)	—	(d)	(0.0041)
2018 - Resource Shares	1.0003	0.0055		(0.0002)		0.0053		(0.0055)	—	(d)	(0.0055)
2018 - Cash Management Shares	1.0003	0.0037		(0.0002)		0.0035		(0.0037)	—	(d)	(0.0037)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	1.0000	0.0071		0.0015		0.0086		(0.0082)	(0.0001)		(0.0083)
2017 - Select Shares	1.0000	0.0040		0.0043		0.0083		(0.0079)	(0.0001)		(0.0080)
2017 - Preferred Shares	1.0000	0.0032		0.0044		0.0076		(0.0072)	(0.0001)		(0.0073)
2017 - Capital Shares	1.0000	0.0020		0.0051		0.0071		(0.0068)	—	(d)	(0.0068)
2017 - Administration Shares	1.0000	0.0024		0.0037		0.0061		(0.0057)	(0.0001)		(0.0058)
2017 - Premier Shares	1.0000	0.0068		(0.0016)		0.0052		(0.0049)	—	(d)	(0.0049)
2017 - Service Shares	1.0000	0.0011		0.0027		0.0038		(0.0034)	(0.0001)		(0.0035)
2017 - Resource Shares	1.0000	0.0068		(0.0040)		0.0028		(0.0025)	—	(d)	(0.0025)
2017 - Cash Management Shares	1.0000	0.0001		0.0017		0.0018		(0.0015)	—	(d)	(0.0015)
2016 - Institutional Shares	1.00	0.003		—	(f)	0.003		(0.003)	—	(f)	(0.003)
2016 - Select Shares	1.00	0.003		—	(f)	0.003		(0.003)	—	(f)	(0.003)
2016 - Preferred Shares	1.00	0.002		—	(f)	0.002		(0.002)	—	(f)	(0.002)
2016 - Capital Shares	1.00	0.002		—	(f)	0.002		(0.002)	—	(f)	(0.002)
2016 - Administration Shares	1.00	0.001		—	(f)	0.001		(0.001)	—	(f)	(0.001)
2016 - Premier Shares	1.00	0.001		—	(f)	0.001		(0.001)	—	(f)	(0.001)
2016 - Service Shares	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
2016 - Resource Shares	1.00	0.001		—	(f)	0.001		(0.001)	—	(f)	(0.001)
2016 - Cash Management Shares	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
2015 - Institutional Shares	1.00	0.001		—	(f)	0.001		(0.001)	—	(f)	(0.001)
2015 - Select Shares	1.00	0.001		—	(f)	0.001		(0.001)	—	(f)	(0.001)
2015 - Preferred Shares	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
2015 - Capital Shares	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
2015 - Administration Shares	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
2015 - Premier Shares	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
2015 - Service Shares	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
2015 - Resource Shares	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
2015 - Cash Management Shares	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
2014 - Institutional Shares	1.00	0.001		—	(f)	0.001		(0.001)	—	(f)	(0.001)
2014 - Select Shares	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
2014 - Preferred Shares	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
2014 - Capital Shares	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
2014 - Administration Shares	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
2014 - Premier Shares	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
2014 - Service Shares	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
2014 - Resource Shares	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
2014 - Cash Management Shares	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
2013 - Institutional Shares	1.00	0.001		—	(f)	0.001		(0.001)	—	(f)	(0.001)
2013 - Select Shares	1.00	0.001		—	(f)	0.001		(0.001)	—	(f)	(0.001)
2013 - Preferred Shares	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
2013 - Capital Shares	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
2013 - Administration Shares	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
2013 - Premier Shares	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
2013 - Service Shares	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
2013 - Resource Shares	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
2013 - Cash Management Shares	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Amount is less than $0.00005 per share.
(e)	Annualized.
(f)	Amount is less than $0.0005 per share.
(g)	Amount is less than 0.005% of average net assets.

48	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Net asset value, end of period	Total return(c)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.0001	0.63%	$3,373,164	0.17	%(e)	0.23	%(e)	1.32	%(e)
1.0001	0.61	13,426	0.20	(e)	0.26	(e)	1.31	(e)
1.0001	0.58	315	0.27	(e)	0.33	(e)	1.16	(e)
1.0001	0.56	1	0.17	(e)	0.38	(e)	1.46	(e)
1.0001	0.50	3,407	0.42	(e)	0.48	(e)	1.06	(e)
1.0001	0.46	1	0.53	(e)	0.58	(e)	1.10	(e)
1.0000	0.37	518	0.67	(e)	0.73	(e)	0.86	(e)
1.0001	0.31	1	0.53	(e)	0.88	(e)	1.10	(e)
1.0001	0.24	1	0.89	(e)	1.03	(e)	0.74	(e)

1.0003	0.87	2,542,693	0.18		0.25		0.71
1.0003	0.84	9,847	0.21		0.28		0.40
1.0003	0.77	1,418	0.28		0.35		0.32
1.0003	0.72	1	0.33		0.40		0.20
1.0003	0.61	5,516	0.43		0.50		0.24
1.0003	0.52	1	0.53		0.60		0.69
1.0003	0.38	67	0.60		0.75		0.11
1.0003	0.28	1	0.53		0.90		0.68
1.0003	0.18	1	0.50		1.05		0.01
1.00	0.32	15,336,774	0.18		0.23		0.32
1.00	0.29	1,080,075	0.21		0.26		0.29
1.00	0.22	59,053	0.28		0.33		0.20
1.00	0.18	108,671	0.33		0.38		0.18
1.00	0.10	316,162	0.40		0.48		0.09
1.00	0.10	1	0.19		0.58		0.37
1.00	0.01	17,000	0.49		0.73		—	(g)
1.00	0.10	1	0.19		0.88		0.37
1.00	0.01	10,742	0.51		1.03		—	(g)
1.00	0.09	32,746,797	0.18		0.23		0.08
1.00	0.06	1,917,216	0.21		0.26		0.06
1.00	0.01	116,846	0.26		0.33		0.01
1.00	0.01	201,440	0.27		0.38		—	(g)
1.00	0.01	430,947	0.26		0.48		—	(g)
1.00	0.01	1	0.18		0.58		0.40
1.00	0.01	21,066	0.26		0.73		—	(g)
1.00	0.01	1	0.18		0.88		0.40
1.00	0.01	8,041	0.28		1.03		—	(g)
1.00	0.06	26,529,130	0.18		0.23		0.06
1.00	0.03	527,470	0.21		0.26		0.03
1.00	0.01	66,193	0.24		0.33		0.01
1.00	0.01	36,709	0.24		0.38		0.01
1.00	0.01	277,404	0.24		0.48		0.01
1.00	0.01	1	0.24		0.58		0.01
1.00	0.01	20,963	0.24		0.73		0.01
1.00	0.01	1	0.18		0.88		0.40
1.00	0.01	1	0.18		1.03		0.40
1.00	0.11	25,047,026	0.18		0.23		0.11
1.00	0.08	178,080	0.21		0.26		0.08
1.00	0.02	44,177	0.27		0.33		0.02
1.00	0.01	44,542	0.28		0.38		—	(g)
1.00	0.01	338,423	0.29		0.48		—	(g)
1.00	0.01	30,335	0.28		0.58		—	(g)
1.00	0.01	40,544	0.28		0.73		—	(g)
1.00	0.01	1	0.18		0.88		0.40
1.00	0.01	1	0.18		1.03		0.40

The accompanying notes are an integral part of these financial statements.	49

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - Institutional Shares	$1.0003	$0.0065		$(0.0002)		$0.0063		$(0.0065)		$—	(d)	$(0.0065)
2018 - Select Shares	1.0003	0.0063		(0.0002)		0.0061		(0.0064)		—	(d)	(0.0064)
2018 - Preferred Shares	1.0003	0.0055		0.0002		0.0057		(0.0060)		—	(d)	(0.0060)
2018 - Capital Shares	1.0003	0.0060		(0.0004)		0.0056		(0.0058)		—	(d)	(0.0058)
2018 - Administration Shares	1.0003	0.0054		(0.0004)		0.0050		(0.0053)		—	(d)	(0.0053)
2018 - Premier Shares	1.0003	0.0057		(0.0002)		0.0055		(0.0057)		—	(d)	(0.0057)
2018 - Service Shares	1.0003	0.0040		(0.0003)		0.0037		(0.0040)		—	(d)	(0.0040)
2018 - Resource Shares	1.0003	0.0057		(0.0002)		0.0055		(0.0057)		—	(d)	(0.0057)
2018 - Cash Management Shares	1.0003	0.0039		(0.0002)		0.0037		(0.0039)		—	(d)	(0.0039)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	1.0000	0.0073		0.0014		0.0087		(0.0083)		(0.0001)		(0.0084)
2017 - Select Shares	1.0000	0.0097		(0.0013)		0.0084		(0.0080)		(0.0001)		(0.0081)
2017 - Preferred Shares	1.0000	0.0030		0.0047		0.0077		(0.0073)		(0.0001)		(0.0074)
2017 - Capital Shares	1.0000	0.0024		0.0048		0.0072		(0.0068)		(0.0001)		(0.0069)
2017 - Administration Shares	1.0000	0.0015		0.0047		0.0062		(0.0058)		(0.0001)		(0.0059)
2017 - Premier Shares	1.0000	0.0071		(0.0018)		0.0053		(0.0050)		—	(d)	(0.0050)
2017 - Service Shares	1.0000	0.0003		0.0035		0.0038		(0.0034)		(0.0001)		(0.0035)
2017 - Resource Shares	1.0000	0.0002		0.0025		0.0027		(0.0024)		—	(d)	(0.0024)
2017 - Cash Management Shares	1.0000	0.0051		(0.0033)		0.0018		(0.0015)		—	(d)	(0.0015)
2016 - Institutional Shares	1.00	0.003		—	(f)	0.003		(0.003)		—	(f)	(0.003)
2016 - Select Shares	1.00	0.003		—	(f)	0.003		(0.003)		—	(f)	(0.003)
2016 - Preferred Shares	1.00	0.002		—	(f)	0.002		(0.002)		—	(f)	(0.002)
2016 - Capital Shares	1.00	0.002		—	(f)	0.002		(0.002)		—	(f)	(0.002)
2016 - Administration Shares	1.00	0.001		—	(f)	0.001		(0.001)		—	(f)	(0.001)
2016 - Premier Shares	1.00	0.001		—	(f)	0.001		(0.001)		—	(f)	(0.001)
2016 - Service Shares	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
2016 - Resource Shares	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
2016 - Cash Management Shares	1.00	0.001		—	(f)	0.001		(0.001)		—	(f)	(0.001)
2015 - Institutional Shares	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
2015 - Select Shares	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
2015 - Preferred Shares	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
2015 - Capital Shares	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
2015 - Administration Shares	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
2015 - Premier Shares	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
2015 - Service Shares	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
2015 - Resource Shares	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
2015 - Cash Management Shares	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
2014 - Institutional Shares	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
2014 - Select Shares	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
2014 - Preferred Shares	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
2014 - Capital Shares	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
2014 - Administration Shares	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
2014 - Premier Shares	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
2014 - Service Shares	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
2014 - Resource Shares	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
2014 - Cash Management Shares	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
2013 - Institutional Shares	1.00	0.001		—	(f)	0.001		(0.001)		—	(f)	(0.001)
2013 - Select Shares	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
2013 - Preferred Shares	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
2013 - Capital Shares	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
2013 - Administration Shares	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
2013 - Premier Shares	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
2013 - Service Shares	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
2013 - Resource Shares	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
2013 - Cash Management Shares	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Amount is less than $0.00005 per share.
(e)	Annualized.
(f)	Amount is less than $0.0005 per share.
(g)	Amount is less than 0.005% of average net assets.

50	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Net asset value, end of period	Total return(c)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.0001	0.63%	$1,855,303	0.17	%(e)	0.24	%(e)	1.32	%(e)
1.0000	0.61	14,626	0.20	(e)	0.27	(e)	1.28	(e)
1.0000	0.57	280	0.27	(e)	0.34	(e)	1.10	(e)
1.0001	0.56	760	0.32	(e)	0.39	(e)	1.20	(e)
1.0000	0.50	14,126	0.42	(e)	0.49	(e)	1.08	(e)
1.0001	0.46	1	0.53	(e)	0.59	(e)	1.15	(e)
1.0000	0.38	112	0.67	(e)	0.74	(e)	0.80	(e)
1.0001	0.31	1	0.53	(e)	0.89	(e)	1.16	(e)
1.0001	0.24	1	0.89	(e)	1.04	(e)	0.79	(e)

1.0003	0.87	1,467,979	0.18		0.27		0.73
1.0003	0.84	18,082	0.21		0.30		0.97
1.0003	0.77	1,003	0.28		0.37		0.30
1.0003	0.72	407	0.33		0.42		0.24
1.0003	0.62	4,282	0.43		0.52		0.15
1.0003	0.53	1	0.53		0.62		0.71
1.0003	0.38	103	0.59		0.77		0.03
1.0003	0.27	1	0.52		0.92		0.02
1.0003	0.18	1	0.73		1.07		0.51
1.00	0.29	7,299,656	0.18		0.23		0.31
1.00	0.26	9,454	0.21		0.26		0.29
1.00	0.20	279,445	0.28		0.33		0.19
1.00	0.16	140,138	0.31		0.38		0.16
1.00	0.09	1,250,848	0.38		0.48		0.09
1.00	0.09	1	0.18		0.58		0.36
1.00	0.01	253,231	0.42		0.73		—	(g)
1.00	0.01	71,804	0.46		0.88		0.01
1.00	0.09	1	0.18		1.03		0.37
1.00	0.03	9,211,383	0.18		0.23		0.03
1.00	0.01	88,996	0.20		0.26		0.01
1.00	0.01	332,798	0.21		0.33		0.01
1.00	0.01	103,978	0.21		0.38		0.01
1.00	0.01	1,893,461	0.20		0.48		0.01
1.00	0.01	1	0.18		0.58		0.40
1.00	0.01	777,357	0.20		0.73		0.01
1.00	0.01	72,031	0.20		0.88		0.01
1.00	0.01	1	0.18		1.03		0.40
1.00	0.02	10,934,044	0.18		0.23		0.02
1.00	0.01	118,994	0.19		0.26		0.01
1.00	0.01	108,264	0.19		0.33		0.01
1.00	0.01	72,327	0.19		0.38		0.01
1.00	0.01	1,644,425	0.19		0.48		0.01
1.00	0.01	1	0.18		0.58		0.40
1.00	0.01	938,791	0.19		0.73		0.01
1.00	0.01	78,532	0.19		0.88		0.01
1.00	0.01	1	0.18		1.03		0.40
1.00	0.07	13,339,031	0.18		0.23		0.07
1.00	0.05	212,468	0.21		0.26		0.04
1.00	0.01	227,037	0.24		0.33		—	(g)
1.00	0.01	102,509	0.26		0.38		—	(g)
1.00	0.01	2,579,850	0.24		0.48		—	(g)
1.00	0.01	1	0.18		0.58		0.40
1.00	0.01	767,593	0.24		0.73		—	(g)
1.00	0.01	91,805	0.25		0.88		—	(g)
1.00	0.01	1	0.18		1.03		0.40

The accompanying notes are an integral part of these financial statements.	51

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)		$—	(d)	$(0.005)
2018 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2018 - Preferred Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2018 - Capital Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2018 - Administration Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2018 - Premier Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2018 - Service Shares	1.00	0.002		0.001		0.003		(0.003)		—	(d)	(0.003)
2018 - Resource Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2018 - Cash Management Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2017 - Select Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.003		0.001		0.004		(0.004)		—	(d)	(0.004)
2017 - Capital Shares	1.00	0.004		(0.001)		0.003		(0.003)		—	(d)	(0.003)
2017 - Administration Shares	1.00	0.003		(0.001)		0.002		(0.002)		—	(d)	(0.002)
2017 - Premier Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Resource Shares	1.00	0.004		(0.004)		—	(d)	—	(d)	—	(d)	—	(d)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Institutional Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.
(g)	Amount is less than 0.005%.

52	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Net asset value, end of period	Total return(c)		Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.51%		$48,512,223	0.20	%(e)	0.22	%(e)	1.03	%(e)
1.00	0.50		36,305	0.23	(e)	0.25	(e)	0.98	(e)
1.00	0.47		42,777	0.30	(e)	0.32	(e)	0.94	(e)
1.00	0.44		618,455	0.35	(e)	0.37	(e)	0.85	(e)
1.00	0.39		2,186,976	0.45	(e)	0.47	(e)	0.77	(e)
1.00	0.34		73,247	0.55	(e)	0.57	(e)	0.68	(e)
1.00	0.27		26,119	0.70	(e)	0.72	(e)	0.50	(e)
1.00	0.19		1	0.53	(e)	0.87	(e)	0.57	(e)
1.00	0.12		48	1.00	(e)	1.02	(e)	0.25	(e)

1.00	0.48		44,355,448	0.20		0.23		0.47
1.00	0.45		47,839	0.23		0.26		0.43
1.00	0.38		39,754	0.30		0.33		0.34
1.00	0.33		1,054,817	0.35		0.38		0.38
1.00	0.24		2,817,291	0.44		0.48		0.26
1.00	0.17		56,059	0.50		0.58		0.20
1.00	0.10		47,234	0.55		0.73		0.05
1.00	0.04		1	0.26		0.88		0.37
1.00	0.01		30	0.61		1.03		—	(f)
1.00	0.13		50,595,412	0.19		0.23		0.14
1.00	0.11		21,009	0.21		0.26		0.07
1.00	0.06		12,735	0.26		0.33		0.05
1.00	0.03		495,853	0.30		0.38		0.02
1.00	—	(g)	2,186,426	0.32		0.48		(0.01)
1.00	—	(g)	19,142	0.38		0.58		(0.02)
1.00	—	(g)	91,598	0.29		0.73		(0.01)
1.00	—	(g)	1	0.19		0.88		0.37
1.00	—	(g)	279	0.35		1.03		0.05
1.00	—	(g)	34,094,054	0.06		0.23		—	(f)
1.00	—	(g)	80,008	0.06		0.26		—	(f)
1.00	—	(g)	33,032	0.06		0.33		—	(f)
1.00	—	(g)	353,326	0.06		0.38		—	(f)
1.00	—	(g)	2,101,757	0.06		0.48		—	(f)
1.00	—	(g)	54	0.06		0.58		—	(f)
1.00	—	(g)	197,083	0.06		0.73		—	(f)
1.00	—	(g)	1	0.06		0.88		0.40
1.00	—	(g)	1	0.06		1.03		0.40
1.00	—	(g)	31,170,061	0.07		0.23		—	(f)
1.00	—	(g)	192,930	0.07		0.26		—	(f)
1.00	—	(g)	43,335	0.07		0.33		—	(f)
1.00	—	(g)	163,450	0.07		0.38		—	(f)
1.00	—	(g)	1,231,641	0.07		0.48		—	(f)
1.00	—	(g)	2,720	0.07		0.58		—	(f)
1.00	—	(g)	140,016	0.07		0.73		—	(f)
1.00	—	(g)	1	0.07		0.88		0.40
1.00	—	(g)	1	0.07		1.03		0.40
1.00	—	(g)	25,382,266	0.10		0.23		—	(f)
1.00	—	(g)	224,452	0.10		0.26		—	(f)
1.00	—	(g)	110,400	0.10		0.33		—	(f)
1.00	—	(g)	165,250	0.10		0.38		—	(f)
1.00	—	(g)	1,352,128	0.10		0.48		—	(f)
1.00	—	(g)	360,992	0.10		0.58		—	(f)
1.00	—	(g)	185,658	0.10		0.73		—	(f)
1.00	—	(g)	1	0.10		0.88		—	(f)
1.00	—	(g)	1	0.10		1.03		—	(f)

The accompanying notes are an integral part of these financial statements.	53

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)		$—	(d)	$(0.005)
2018 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2018 - Preferred Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2018 - Capital Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2018 - Administration Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2018 - Premier Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2018 - Service Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2018 - Resource Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2018 - Cash Management Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2017 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2017 - Capital Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Administration Shares	1.00	0.002		0.001		0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.004		(0.002)		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Resource Shares	1.00	0.004		(0.004)		—	(d)	—	(d)	—	(d)	—	(d)
2017 - Cash Management Shares	1.00	0.001		(0.001)		—	(d)	—	(d)	—	(d)	—	(d)
2016 - Institutional Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

54	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Net asset value, end of period	Total return(c)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.52%	$14,389,213	0.20	%(e)	0.22	%(e)	1.05	%(e)
1.00	0.51	56,849	0.23	(e)	0.25	(e)	1.00	(e)
1.00	0.47	121,448	0.30	(e)	0.32	(e)	0.94	(e)
1.00	0.45	457,478	0.35	(e)	0.37	(e)	0.91	(e)
1.00	0.40	1,333,847	0.45	(e)	0.47	(e)	0.80	(e)
1.00	0.35	1	0.55	(e)	0.57	(e)	0.47	(e)
1.00	0.27	987,169	0.70	(e)	0.72	(e)	0.54	(e)
1.00	0.20	1	0.55	(e)	0.87	(e)	0.46	(e)
1.00	0.13	114	1.00	(e)	1.02	(e)	0.24	(e)

1.00	0.50	15,091,527	0.20		0.23		0.47
1.00	0.47	67,865	0.23		0.26		0.46
1.00	0.40	123,436	0.30		0.33		0.40
1.00	0.35	269,417	0.35		0.38		0.34
1.00	0.26	1,307,550	0.44		0.48		0.25
1.00	0.19	1	0.27		0.58		0.37
1.00	0.11	954,846	0.59		0.73		0.11
1.00	0.05	1	0.27		0.88		0.37
1.00	0.02	154	0.97		1.03		0.14
1.00	0.15	19,950,969	0.19		0.23		0.14
1.00	0.13	505,162	0.21		0.26		0.12
1.00	0.08	81,542	0.25		0.33		0.05
1.00	0.05	404,533	0.30		0.38		0.03
1.00	0.01	1,543,863	0.33		0.48		(0.01)
1.00	0.01	1	0.19		0.58		0.36
1.00	0.01	787,768	0.33		0.73		(0.01)
1.00	0.01	1	0.19		0.88		0.36
1.00	0.01	1	0.19		1.03		0.36
1.00	0.01	12,758,713	0.10		0.23		—	(f)
1.00	0.01	169,026	0.10		0.26		—	(f)
1.00	0.01	220,426	0.10		0.33		—	(f)
1.00	0.01	442,625	0.10		0.38		0.01
1.00	0.01	1,620,517	0.10		0.48		—	(f)
1.00	0.01	1	0.10		0.58		(0.02)
1.00	0.01	940,671	0.10		0.73		—	(f)
1.00	0.01	1	0.10		0.88		0.40
1.00	0.01	1	0.10		1.03		0.40
1.00	0.01	12,822,354	0.08		0.23		0.01
1.00	0.01	279,848	0.08		0.26		—	(f)
1.00	0.01	205,386	0.08		0.33		—	(f)
1.00	0.01	356,753	0.08		0.38		—	(f)
1.00	0.01	2,144,601	0.08		0.48		—	(f)
1.00	0.01	948	0.08		0.58		(0.01)
1.00	0.01	915,527	0.08		0.73		—	(f)
1.00	0.01	1	0.08		0.88		0.40
1.00	0.01	1	0.08		1.03		0.40
1.00	0.01	6,998,695	0.14		0.23		0.01
1.00	0.01	189,482	0.14		0.26		0.01
1.00	0.01	146,636	0.14		0.33		0.01
1.00	0.01	317,742	0.14		0.38		0.01
1.00	0.01	1,577,830	0.14		0.48		0.01
1.00	0.01	97,655	0.14		0.58		—	(f)
1.00	0.01	1,061,790	0.14		0.73		0.01
1.00	0.01	1	0.14		0.88		0.40
1.00	0.01	1	0.14		1.03		0.40

The accompanying notes are an integral part of these financial statements.	55

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)		$—	(d)	$(0.005)
2018 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2018 - Preferred Shares	1.00	0.005		(0.001)		0.004		(0.004)		—	(d)	(0.004)
2018 - Capital Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2018 - Administration Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2018 - Premier Shares	1.00	0.004		(0.001)		0.003		(0.003)		—	(d)	(0.003)
2018 - Service Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2018 - Resource Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2018 - Cash Management Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2017 - Select Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.003		0.001		0.004		(0.004)		—	(d)	(0.004)
2017 - Capital Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.001		0.001		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Resource Shares	1.00	0.004		(0.004)		—	(d)	—	(d)	—	(d)	—	(d)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Institutional Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

56	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Net asset value, end of period	Total return(c)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.51%	$8,314,602	0.20	%(e)	0.22	%(e)	1.00	%(e)
1.00	0.49	7,828	0.23	(e)	0.25	(e)	0.99	(e)
1.00	0.46	42,055	0.30	(e)	0.32	(e)	0.93	(e)
1.00	0.44	176,151	0.35	(e)	0.37	(e)	0.85	(e)
1.00	0.39	267,409	0.45	(e)	0.47	(e)	0.76	(e)
1.00	0.34	56,327	0.55	(e)	0.57	(e)	0.74	(e)
1.00	0.26	141,900	0.70	(e)	0.72	(e)	0.51	(e)
1.00	0.19	1	0.54	(e)	0.87	(e)	0.45	(e)
1.00	0.11	23,842	1.00	(e)	1.02	(e)	0.20	(e)

1.00	0.49	8,619,492	0.20		0.23		0.48
1.00	0.46	7,333	0.23		0.26		0.42
1.00	0.39	14,565	0.30		0.33		0.25
1.00	0.34	215,820	0.35		0.38		0.30
1.00	0.25	237,557	0.44		0.48		0.28
1.00	0.18	15,512	0.50		0.58		0.13
1.00	0.10	144,728	0.58		0.73		0.08
1.00	0.05	1	0.26		0.88		0.37
1.00	0.01	33,252	0.62		1.03		—	(f)
1.00	0.14	9,876,558	0.19		0.23		0.11
1.00	0.12	10,969	0.21		0.26		0.09
1.00	0.07	75,756	0.26		0.33		0.03
1.00	0.03	264,092	0.32		0.38		0.01
1.00	0.01	189,870	0.30		0.48		(0.02)
1.00	0.01	1	0.19		0.58		0.36
1.00	0.01	142,607	0.29		0.73		(0.02)
1.00	0.01	1	0.19		0.88		0.37
1.00	0.01	73,211	0.31		1.03		(0.02)
1.00	0.01	10,053,367	0.10		0.23		—	(f)
1.00	0.01	12,266	0.10		0.26		—	(f)
1.00	0.01	40,923	0.10		0.33		—	(f)
1.00	0.01	103,108	0.10		0.38		—	(f)
1.00	0.01	390,266	0.10		0.48		—	(f)
1.00	0.01	1	0.10		0.58		0.01
1.00	0.01	355,272	0.10		0.73		—	(f)
1.00	0.01	1	0.10		0.88		0.40
1.00	0.01	147,486	0.10		1.03		—	(f)
1.00	0.01	9,153,246	0.09		0.23		0.01
1.00	0.01	38,054	0.09		0.26		0.01
1.00	0.01	52,417	0.09		0.33		0.01
1.00	0.01	55,729	0.09		0.38		0.01
1.00	0.01	403,438	0.09		0.48		0.01
1.00	0.01	17,834	0.09		0.58		0.01
1.00	0.01	435,856	0.09		0.73		0.01
1.00	0.01	1	0.09		0.88		0.40
1.00	0.01	90,568	0.09		1.03		0.01
1.00	0.01	8,211,951	0.14		0.23		—	(f)
1.00	0.01	127,241	0.14		0.26		—	(f)
1.00	0.01	53,020	0.14		0.33		—	(f)
1.00	0.01	62,058	0.14		0.38		—	(f)
1.00	0.01	418,901	0.14		0.48		—	(f)
1.00	0.01	1,137,540	0.14		0.58		—	(f)
1.00	0.01	508,699	0.14		0.73		—	(f)
1.00	0.01	1	0.14		0.88		0.40
1.00	0.01	47,993	0.14		1.03		—	(f)

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements

February 28, 2018 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified
Federal Instruments	Institutional, Select, Preferred, Capital, Administration, Premier, Service, and Cash Management	Diversified
Government	Institutional, Select, Preferred, Capital, Administration, Premier, Service, Class A, Class C, Resource, Cash Management and Class R6	Diversified
Money Market, Prime Obligations, Treasury Instruments, Treasury Obligations and Treasury Solutions	Institutional, Select, Preferred, Capital, Administration, Premier, Service, Resource, and Cash Management	Diversified

Class C Shares may typically be acquired only in an exchange for Class C Shares of another Goldman Sachs Fund. Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

The following Funds were designated by the Board of Trustees (“Trustees”) as “institutional money market funds” under Rule 2a-7 under the Act: Financial Square Money Market Fund and Financial Square Prime Obligations Fund (the “Institutional Money Market Funds”). Each of the Institutional Money Market Funds must price its shares at a net asset value (“NAV”) reflecting market-based values of its portfolio securities (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000).

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The investment valuation policy of the Funds, except for the Institutional Money Market Funds, is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Trustees, GSAM evaluates daily the difference between each Fund’s NAV per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The Institutional Money Market Funds’ investment valuation policy is to value its portfolio securities only at market-based values. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with Valuation Procedures approved by the Trustees. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

58

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

B.  Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution, Service, Distribution and Service, Administration, Service and Administration, and Shareholder Administration fees and Transfer Agency fees. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. A Fund may defer or accelerate the timing of the distributions of short-term capital gains (or any portion thereof).

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

59

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of February 28, 2018, all investments, other than those held by the Institutional Money Market Funds, are classified as Level 2 of the fair value hierarchy. All investments for the Institutional Money Market Funds are classified as Level 2, with the exception of treasury securities of G8 countries which are generally classified as Level 1. Please refer to the Schedules of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreements — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

B.  Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans (the “Plans”) to allow Class C, Select, Preferred, Capital, Administration, Premier, Service, Resource and Cash Management Shares to compensate service organizations (including

60

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of such shares.

C.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

The Trust, on behalf of Class C, Resource and Cash Management Shares of each applicable Fund, has adopted Distribution Plans subject to Rule 12b-1 under the Act. Under the Distribution Plans, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C, Resource and Cash Management Shares of the Funds, as set forth below.

The Trust, on behalf of the Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Services Shares of the Funds, as set forth below.

D.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class C Shares’ CDSC. During the six months ended February 28, 2018, Goldman Sachs has advised that it retained $252 in CDSCs with respect to Class C Shares of the Financial Square Government Fund.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of each Fund’s average daily net assets.

F.  Other Agreements — GSAM has agreed to limit certain “Other Expenses” of the Funds (excluding transfer agency fees and expenses, administration fees (as applicable), service fees (as applicable), shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. These Other Expense limitations will remain in place through at least December 29, 2018, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

G.  Total Fund Expenses

Fund Contractual Fees

Effective February 21, 2018, GSAM changed the contractual management fee rate from 0.205% to 0.18% for the Financial Square Federal Instruments, Financial Square Treasury Instruments, Financial Square Treasury Obligations and Financial Square Treasury Solutions Funds and to 0.16% for the Financial Square Government, Financial Square Money Market and Financial Square Prime Obligations Funds.

61

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Other contractual annualized rates for each of the Funds are as follows:

	Institutional Shares	Select Shares	Preferred Shares	Capital Shares	Administration Shares	Premier Shares	Service Shares		Resource Shares		Cash Management Shares		Class R6 Shares(a)	Class A Shares(a)	Class C Shares(a)
Administration, Service and/or Shareholder Administration Fees	N/A	0.03%	0.10%	0.15%	0.25%	0.35%	0.25%		0.50%		0.50%		N/A	N/A	0.25%
Distribution and/or Service (12b-1) Fees	N/A	N/A	N/A	N/A	N/A	N/A	0.25	(b)	0.15	(c)	0.30	(c)	N/A	0.25%	0.75	(c)
Transfer Agency Fee	0.01%	0.01	0.01	0.01	0.01	0.01	0.01		0.01		0.01		0.01%	0.01	0.01
N/A	— Fees not applicable to respective share class
(a)	Government Fund only.
(b)	Service (12b-1) fee only.
(c)	Distribution (12b-1) fee only.

Fund Effective Net Expenses (After Waivers and Reimbursements)

The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. As of February 8, 2018, GSAM has implemented a voluntary temporary fee waiver equal annually to 0.10% of the average daily net assets of Financial Square Prime Obligations Fund and Financial Square Money Market Fund. Prior to February 21, 2018, GSAM contractually agreed to not impose a portion of the management fee equal annually to 0.025% of the Financial Square Federal Instruments, Financial Square Treasury Instruments, Financial Square Treasury Obligations and Financial Square Treasury Solutions Funds’ average daily net assets and 0.045% of the Financial Square Government, Financial Square Money Market and Financial Square Prime Obligations Funds’ average daily net assets.

During the six months ended February 28, 2018, GSAM and Goldman Sachs (as applicable) agreed to waive all or a portion of the management fees and respective class-specific fees described above attributable to the Funds. The Funds are not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

For the six months ended February 28, 2018, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Management Fee Waivers	Distribution, Administration, Service and/or Shareholder Administration Plans Fee Waivers		Custody Fee Reduction	Other Expense Reimbursements	Total Expense Reductions
Federal Instruments	$72	$—		$1	$119	$192
Government	19,352	1		658	—	20,011
Money Market	713	—	*	2	118	833
Prime Obligations	394	—	*	1	142	537
Treasury Instruments	5,694	—	*	10	—	5,704
Treasury Obligations	2,181	—	*	192	—	2,373
Treasury Solutions	1,116	—	*	2	—	1,118

*	Amount less than one thousand.

62

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 28, 2018, the net effective management fee rate was 0.18% for the Financial Square Federal Instruments, Financial Square Treasury Instruments, Financial Square Treasury Obligations and Financial Square Treasury Solutions Funds, 0.16% for the Financial Square Government Fund and 0.15% for the Financial Square Money Market and Financial Square Prime Obligations Funds.

H.  Other Transactions with Affiliates — A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees.

For the six months ended February 28, 2018, the purchase and sale transactions and related net realized gain (loss) for the Funds with affiliated funds in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain
Federal Instruments	$ 91,677,191	$118,594,578	$766
Government	46,198,402	1,596,009,439	26,133
Money Market	—	25,880,930	—
Prime Obligations	—	17,910,870	—
Treasury Instruments	2,401,239,723	5,909,140,494	25,139
Treasury Obligations	—	324,034,609	5,608
Treasury Solutions	5,817,945,416	409,281,613	4,542

As of February 28, 2018, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of the outstanding share classes of the following Funds:

Fund	Select Shares	Preferred Shares	Capital Shares	Premier Shares	Resource Shares	Cash Management Shares
Federal Instruments	100%	57%	—%	100%	—%	100%
Money Market	—	—	100	100	100	100
Prime Obligations	—	—	—	100	100	100
Treasury Instruments	—	—	—	—	100	—
Treasury Obligations	—	—	—	100	100	—
Treasury Solutions	—	—	—	—	100	—

The following table provides information about the investment in issuers deemed to be affiliates of the Funds.

Government Fund
Name of Affiliated Issuer	Value at 8/31/17	Purchases at Cost	Proceeds from Sales/maturities	Net Realized Gain (Loss)	Unrealized Gain (Loss)	Value at 2/28/18	Interest Income
Goldman Sachs & Co. – Repurchase Agreement	$—	$33,918,900,000	$(33,428,900,000)	$—	$—	$490,000,000	$1,475,647

63

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Treasury Obligations Fund
Name of Affiliated Issuer	Value at 8/31/17	Purchases at Cost	Proceeds from Sales/maturities	Net Realized Gain (Loss)	Unrealized Gain (Loss)	Value at 2/28/18	Interest Income
Goldman Sachs & Co. – Repurchase Agreement	$—	$9,050,700,000	$(9,040,700,000)	$—	$—	$10,000,000	$456,891

I.  Line of Credit Facility — As of February 28, 2018, the Funds participated in a $1,100,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2018, the Funds did not have any borrowings under the facility.

5. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2017, the Funds’ certain timing differences on a tax basis were as follows:

	Federal Instruments	Government	Money Market	Prime Obligations	Treasury Instruments	Treasury Obligations	Treasury Solutions
Timing differences (Dividend Payable and Post-October Capital Loss Deferral)	$(24,446)	$(37,707,067)	$(1,143,803)	$(724,962)	$(13,354,206)	$(6,195,841)	$(2,228,574)

At February 28, 2018, the aggregate cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

6. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a

64

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

6. OTHER RISKS (continued)

positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price (or, for the Institutional Money Market Funds, minimize the volatility of the Fund’s NAV per share). The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

9. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

65

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Federal Instruments Fund

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017

	Shares*	Shares*

Institutional Shares
Shares sold	712,206,229	1,074,848,953
Reinvestment of distributions	2,648,740	3,133,196
Shares redeemed	(807,380,174)	(1,098,892,063)
	(92,525,205)	(20,909,914)
Select Shares
Shares sold	—	—
Reinvestment of distributions	234	232
Shares redeemed	—	(3,000)
	234	(2,768)
Preferred Shares
Shares sold	6,917,677	10
Reinvestment of distributions	1,602	210
Shares redeemed	(6,881,153)	(10)
	38,126	210
Capital Shares
Shares sold	14,111,761	95,325,208
Reinvestment of distributions	77,035	50,539
Shares redeemed	(15,585,253)	(79,278,651)
	(1,396,457)	16,097,096
Administration Shares
Shares sold	70,816,303	154,235,286
Reinvestment of distributions	35,165	18,664
Shares redeemed	(63,304,387)	(147,319,273)
	7,547,081	6,934,677
Premier Shares
Shares sold	—	—
Reinvestment of distributions	168	93
Shares redeemed	—	—
	168	93
Service Shares
Shares sold	2,315,023	14,791,704
Reinvestment of distributions	3	1
Shares redeemed	(2,546,275)	(14,610,607)
	(231,249)	181,098
Cash Management Shares
Shares sold	—	10
Reinvestment of distributions	56	6
Shares redeemed	—	(10)
	56	6
NET INCREASE (DECREASE) IN SHARES	(86,567,246)	2,300,498

*	Valued at $1.00 per share.

66

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Government Fund

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017

	Shares*	Shares*

Institutional Shares
Shares sold	335,539,233,316	679,312,486,567
Reinvestment of distributions	207,591,551	228,130,062
Shares redeemed	(338,222,593,258)	(663,932,060,403)
	(2,475,768,391)	15,608,556,226
Select Shares
Shares sold	3,067,187,700	8,502,641,228
Reinvestment of distributions	15,421,971	13,611,144
Shares redeemed	(2,446,002,785)	(8,065,530,147)
	636,606,886	450,722,225
Preferred Shares
Shares sold	1,320,301,146	5,037,015,621
Reinvestment of distributions	1,088,344	488,639
Shares redeemed	(1,085,046,672)	(5,020,535,505)
	236,342,818	16,968,755
Capital Shares
Shares sold	5,757,272,865	10,652,559,765
Reinvestment of distributions	3,108,658	3,264,524
Shares redeemed	(5,754,576,863)	(11,152,584,172)
	5,804,660	(496,759,883)
Administration Shares
Shares sold	10,449,864,439	19,099,703,512
Reinvestment of distributions	4,799,210	3,423,832
Shares redeemed	(10,910,648,395)	(17,638,427,152)
	(455,984,746)	1,464,700,192
Premier Shares
Shares sold	281,362,941	151,061,648
Reinvestment of distributions	4	2
Shares redeemed	(232,856,507)	(49,751,597)
	48,506,438	101,310,053
Service Shares
Shares sold	633,049,322	1,586,419,647
Reinvestment of distributions	182,929	77,645
Shares redeemed	(606,896,185)	(1,617,574,204)
	26,336,066	(31,076,912)
Class A Shares
Shares sold	17,063,800	82,512,499
Reinvestment of distributions	239,901	150,269
Shares redeemed	(10,980,685)	(28,719,988)
	6,323,016	53,942,780
Class C Shares
Shares sold	1,088,098	16,050,266
Reinvestment of distributions	2,524	518
Shares redeemed	(1,355,631)	(10,526,992)
	(265,009)	5,523,792
Resource Shares
Shares sold	82,323,987	173,703,236
Reinvestment of distributions	141,198	40,846
Shares redeemed	(92,050,760)	(116,513,724)
	(9,585,575)	57,230,358
Cash Management Shares
Shares sold	10,499,967	90,322,721
Reinvestment of distributions	5,814	1,093
Shares redeemed	(8,110,384)	(86,558,693)
	2,395,397	3,765,121
Class R6 Shares
Shares sold	7,185,715	16,335,613
Reinvestment of distributions	64,596	69,560
Shares redeemed	(8,518,749)	(8,336,546)
	(1,268,438)	8,068,627
NET INCREASE (DECREASE) IN SHARES	(1,980,556,878)	17,242,951,334

*	Valued at $1.00 per share.

67

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Money Market Fund

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Fiscal Year Ended August 31, 2017

	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	9,660,244,721	$9,661,831,175	19,049,765,992	$19,052,661,546
Reinvestment of distributions	9,166,508	9,167,606	10,026,650	10,028,865
Shares redeemed	(8,838,352,313)	(8,839,854,828)	(31,854,650,650)	(31,857,198,837)
	831,058,916	831,143,953	(12,794,858,008)	(12,794,508,426)
Select Shares
Shares sold	5,740,649	5,741,285	662,792,918	662,807,572
Reinvestment of distributions	69,499	69,508	207,572	207,586
Shares redeemed	(2,228,844)	(2,229,050)	(1,733,231,016)	(1,733,250,092)
	3,581,304	3,581,743	(1,070,230,526)	(1,070,234,934)
Preferred Shares
Shares sold	2,999,596	3,000,196	546,750,177	546,750,583
Reinvestment of distributions	1,908	1,908	13,650	13,650
Shares redeemed	(4,103,804)	(4,104,735)	(604,398,626)	(604,398,627)
	(1,102,300)	(1,102,631)	(57,634,799)	(57,634,394)
Capital Shares
Shares sold	—	—	5,238,387	5,238,387
Reinvestment of distributions	6	6	7	7
Shares redeemed	—	—	(113,907,949)	(113,907,949)
	6	6	(108,669,555)	(108,669,555)
Administration Shares
Shares sold	—	—	47,454,813	47,454,813
Reinvestment of distributions	19,609	19,611	48,245	48,256
Shares redeemed	(2,126,955)	(2,127,561)	(358,151,687)	(358,153,090)
	(2,107,346)	(2,107,950)	(310,648,629)	(310,650,021)
Premier Shares
Shares sold	—	—	—	—
Reinvestment of distributions	4	4	4	4
Shares redeemed	—	—	—	—
	4	4	4	4
Service Shares
Shares sold	3,693,739	3,693,950	8,133,390	8,134,574
Reinvestment of distributions	1,800	1,800	1,994	1,994
Shares redeemed	(3,244,683)	(3,244,900)	(25,068,703)	(25,070,196)
	450,856	450,850	(16,933,319)	(16,933,628)
Resource Shares
Shares sold	—	—	—	—
Reinvestment of distributions	4	4	2	2
Shares redeemed	—	—	—	—
	4	4	2	2
Cash Management Shares
Shares sold	—	—	283,535	283,535
Reinvestment of distributions	3	3	2	2
Shares redeemed	—	—	(11,025,022)	(11,025,022)
	3	3	(10,741,485)	(10,741,485)
NET INCREASE (DECREASE)	831,881,447	$831,965,982	(14,369,716,315)	$(14,369,372,437)

68

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Prime Obligations Fund

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Fiscal Year Ended August 31, 2017

	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	3,175,682,863	$3,176,332,489	8,522,574,597	$8,523,965,422
Reinvestment of distributions	5,006,668	5,007,627	4,795,497	4,796,957
Shares redeemed	(2,793,080,580)	(2,793,678,471)	(14,359,771,161)	(14,360,674,542)
	387,608,951	387,661,645	(5,832,401,067)	(5,831,912,163)
Select Shares
Shares sold	91,519,070	91,541,976	78,986,476	79,005,310
Reinvestment of distributions	135,972	135,988	119,300	119,341
Shares redeemed	(95,105,636)	(95,129,098)	(70,482,960)	(70,495,531)
	(3,450,594)	(3,451,134)	8,622,816	8,629,120
Preferred Shares
Shares sold	65,220,575	65,240,112	456,637,334	456,650,633
Reinvestment of distributions	4,240	4,240	7,448	7,449
Shares redeemed	(65,947,196)	(65,966,826)	(735,096,589)	(735,097,096)
	(722,381)	(722,474)	(278,451,807)	(278,439,014)
Capital Shares
Shares sold	349,930	350,000	39,980,109	39,983,541
Reinvestment of distributions	2,711	2,711	2,077	2,078
Shares redeemed	—	—	(179,717,055)	(179,717,056)
	352,641	352,711	(139,734,869)	(139,731,437)
Administration Shares
Shares sold	98,418,999	98,444,809	512,837,052	512,875,953
Reinvestment of distributions	1,091	1,091	8,558	8,558
Shares redeemed	(88,574,787)	(88,598,841)	(1,759,453,253)	(1,759,467,587)
	9,845,303	9,847,059	(1,246,607,643)	(1,246,583,076)
Premier Shares
Shares sold	—	—	—	—
Reinvestment of distributions	4	4	5	5
Shares redeemed	—	—	—	—
	4	4	5	5
Service Shares
Shares sold	6,936,390	6,936,455	221,802,281	221,831,871
Reinvestment of distributions	169	169	545	545
Shares redeemed	(6,927,718)	(6,927,770)	(474,938,880)	(474,960,336)
	8,841	8,854	(253,136,054)	(253,127,920)
Resource Shares
Shares sold	—	—	3,317,891	3,317,897
Reinvestment of distributions	4	4	2	2
Shares redeemed	—	—	(75,122,856)	(75,122,858)
	4	4	(71,804,963)	(71,804,959)
Cash Management Shares
Shares sold	—	—	—	—
Reinvestment of distributions	3	3	2	2
Shares redeemed	—	—	—	—
	3	3	2	2
NET INCREASE (DECREASE)	393,642,772	$393,696,672	(7,813,513,580)	$(7,812,969,442)

69

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Treasury Instruments Fund

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017

	Shares*	Shares*

Institutional Shares
Shares sold	99,306,790,242	181,910,842,104
Reinvestment of distributions	139,394,770	148,012,472
Shares redeemed	(95,288,384,182)	(188,298,030,900)
	4,157,800,830	(6,239,176,324)
Select Shares
Shares sold	204,851,174	818,445,292
Reinvestment of distributions	187,131	253,468
Shares redeemed	(216,572,041)	(791,868,551)
	(11,533,736)	26,830,209
Preferred Shares
Shares sold	99,129,588	371,116,238
Reinvestment of distributions	153,945	121,167
Shares redeemed	(96,260,033)	(344,218,614)
	3,023,500	27,018,791
Capital Shares
Shares sold	2,175,248,462	4,508,313,068
Reinvestment of distributions	3,617,171	2,440,191
Shares redeemed	(2,615,214,114)	(3,951,781,554)
	(436,348,481)	558,971,705
Administration Shares
Shares sold	4,421,175,846	8,536,538,379
Reinvestment of distributions	5,230,327	3,475,761
Shares redeemed	(5,056,674,303)	(7,909,114,821)
	(630,268,130)	630,899,319
Premier Shares
Shares sold	27,778,999	116,968,089
Reinvestment of distributions	74	45
Shares redeemed	(10,589,863)	(80,050,108)
	17,189,210	36,918,026
Service Shares
Shares sold	31,934,565	133,237,074
Reinvestment of distributions	37,574	21,973
Shares redeemed	(53,086,379)	(177,621,932)
	(21,114,240)	(44,362,885)
Resource Shares
Shares sold	—	—
Reinvestment of distributions	2	—
Shares redeemed	—	—
	2	—
Cash Management Shares
Shares sold	18,030	35,134
Reinvestment of distributions	53	7
Shares redeemed	—	(284,056)
	18,083	(248,915)
NET INCREASE (DECREASE) IN SHARES	3,078,767,038	(5,003,150,074)

*	Valued at $1.00 per share.

70

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Treasury Obligations Fund

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017

	Shares*	Shares*

Institutional Shares
Shares sold	60,710,619,999	159,324,411,184
Reinvestment of distributions	41,377,470	46,702,636
Shares redeemed	(61,453,744,924)	(164,230,405,292)
	(701,747,455)	(4,859,291,472)
Select Shares
Shares sold	143,363,540	4,082,606,806
Reinvestment of distributions	276,816	378,814
Shares redeemed	(154,653,650)	(4,520,271,577)
	(11,013,294)	(437,285,957)
Preferred Shares
Shares sold	411,410,450	779,116,904
Reinvestment of distributions	561,239	324,082
Shares redeemed	(413,955,254)	(737,547,145)
	(1,983,565)	41,893,841
Capital Shares
Shares sold	1,124,445,146	1,845,150,097
Reinvestment of distributions	1,522,013	968,827
Shares redeemed	(937,892,677)	(1,981,230,822)
	188,074,482	(135,111,898)
Administration Shares
Shares sold	2,942,514,865	5,716,650,450
Reinvestment of distributions	1,549,897	965,137
Shares redeemed	(2,917,718,202)	(5,953,918,651)
	26,346,560	(236,303,064)
Premier Shares
Shares sold	—	—
Reinvestment of distributions	3	2
Shares redeemed	—	—
	3	2
Service Shares
Shares sold	1,600,614,298	3,595,043,595
Reinvestment of distributions	173,445	69,164
Shares redeemed	(1,568,427,402)	(3,428,037,719)
	32,360,341	167,075,040
Resource Shares
Shares sold	—	—
Reinvestment of distributions	2	1
Shares redeemed	—	—
	2	1
Cash Management Shares
Shares sold	23,590	771,157
Reinvestment of distributions	139	11
Shares redeemed	(63,544)	(618,667)
	(39,815)	152,501
NET DECREASE IN SHARES	(468,002,741)	(5,458,871,006)

*	Valued at $1.00 per share.

71

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Treasury Solutions Fund

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017

	Shares*	Shares*

Institutional Shares
Shares sold	16,189,364,403	27,121,688,188
Reinvestment of distributions	30,335,389	28,334,702
Shares redeemed	(16,524,290,377)	(28,407,264,596)
	(304,590,585)	(1,257,241,706)
Select Shares
Shares sold	4,000,000	—
Reinvestment of distributions	44,756	41,687
Shares redeemed	(3,550,000)	(3,676,988)
	494,756	(3,635,301)
Preferred Shares
Shares sold	90,320,262	121,203,708
Reinvestment of distributions	130,891	50,947
Shares redeemed	(62,961,573)	(182,444,254)
	27,489,580	(61,189,599)
Capital Shares
Shares sold	854,029,199	1,946,345,268
Reinvestment of distributions	778,718	604,589
Shares redeemed	(894,468,707)	(1,995,225,910)
	(39,660,790)	(48,276,053)
Administration Shares
Shares sold	494,333,960	657,229,221
Reinvestment of distributions	623,154	366,979
Shares redeemed	(465,097,310)	(609,915,851)
	29,859,804	47,680,349
Premier Shares
Shares sold	81,486,986	82,443,759
Reinvestment of distributions	3	2
Shares redeemed	(40,672,293)	(66,933,677)
	40,814,696	15,510,084
Service Shares
Shares sold	242,789,467	779,359,271
Reinvestment of distributions	12,997	4,724
Shares redeemed	(245,625,141)	(777,246,619)
	(2,822,677)	2,117,376
Resource Shares
Shares sold	—	—
Reinvestment of distributions	2	—
Shares redeemed	—	—
	2	—
Cash Management Shares
Shares sold	92,611,644	696,664,664
Reinvestment of distributions	1	—
Shares redeemed	(102,020,231)	(736,623,453)
	(9,408,586)	(39,958,789)
NET DECREASE IN SHARES	(257,823,800)	(1,344,993,639)

*	Valued at $1.00 per share.

72

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended February 28, 2018 (Unaudited)

As a shareholder of Institutional Shares, Select Shares, Preferred Shares, Capital Shares, Administration Shares, Premier Shares, Service Shares, Class A Shares, Class C Shares, Resource Shares, Cash Management Shares or Class R6 Shares of a Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (with respect to Class C Shares); and (2) ongoing costs, including management fees and distribution, service, administration and/or shareholder administration fees (with respect to all share classes except Institutional Shares and Class R6 Shares) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Institutional Shares, Select Shares, Preferred Shares. Capital Shares, Administration Shares, Premier Shares, Service Shares, Class A Shares, Class C Shares, Resource Shares, Cash Management Shares or Class R6 Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2017 through February 28, 2018, which represents a period of 181 days in a 365-day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the column heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Federal Instruments Fund				Government Fund				Money Market Fund
Share Class	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*
Institutional Shares
Actual	$1,000.00	$1,005.09		$0.99	$1,000.00	$1,005.24		$0.85	$1,000.00	$1,006.28		$0.85
Hypothetical (5% return before expenses)	1,000.00	1,023.80	+	1.00	1,000.00	1,023.95	+	0.85	1,000.00	1,023.95	+	0.85
Select Shares
Actual	1,000.00	1,004.94		1.14	1,000.00	1,005.09		0.99	1,000.00	1,006.13		0.99
Hypothetical (5% return before expenses)	1,000.00	1,023.65	+	1.15	1,000.00	1,023.80	+	1.00	1,000.00	1,023.80	+	1.00
Preferred Shares
Actual	1,000.00	1,004.59		1.49	1,000.00	1,004.74		1.34	1,000.00	1,005.78		1.34
Hypothetical (5% return before expenses)	1,000.00	1,023.31	+	1.51	1,000.00	1,023.46	+	1.35	1,000.00	1,023.46	+	1.35
Capital Shares
Actual	1,000.00	1,004.35		1.74	1,000.00	1,004.49		1.59	1,000.00	1,005.63		0.85
Hypothetical (5% return before expenses)	1,000.00	1,023.06	+	1.76	1,000.00	1,023.21	+	1.61	1,000.00	1,023.95	+	0.85
Administration Shares
Actual	1,000.00	1,003.85		2.24	1,000.00	1,004.00		2.09	1,000.00	1,005.03		2.09
Hypothetical (5% return before expenses)	1,000.00	1,022.56	+	2.26	1,000.00	1,022.71	+	2.11	1,000.00	1,022.71	+	2.11
Premier Shares
Actual	1,000.00	1,003.35		2.73	1,000.00	1,003.50		2.58	1,000.00	1,004.64		2.63
Hypothetical (5% return before expenses)	1,000.00	1,022.07	+	2.76	1,000.00	1,022.22	+	2.61	1,000.00	1,022.17	+	2.66
Service Shares
Actual	1,000.00	1,002.60		3.48	1,000.00	1,002.75		3.33	1,000.00	1,003.69		3.33
Hypothetical (5% return before expenses)	1,000.00	1,021.32	+	3.51	1,000.00	1,021.47	+	3.36	1,000.00	1,021.47	+	3.36
Class A Shares
Actual	N/A	N/A		N/A	1,000.00	1,004.00		2.09	N/A	N/A		N/A
Hypothetical (5% return before expenses)	N/A	N/A		N/A	1,000.00	1,022.71	+	2.11	N/A	N/A		N/A
Class C Shares
Actual	N/A	N/A		N/A	1,000.00	1,000.46		5.60	N/A	N/A		N/A
Hypothetical (5% return before expenses)	N/A	N/A		N/A	1,000.00	1,019.19	+	5.66	N/A	N/A		N/A
Resource Shares
Actual	N/A	N/A		N/A	1,000.00	1,002.01		4.07	1,000.00	1,003.14		2.63
Hypothetical (5% return before expenses)	N/A	N/A		N/A	1,000.00	1,020.73	+	4.11	1,000.00	1,022.17	+	2.66
Cash Management Shares
Actual	1,000.00	1,001.11		4.96	1,000.00	1,001.26		4.81	1,000.00	1,002.40		4.42
Hypothetical (5% return before expenses)	1,000.00	1,019.84	+	5.01	1,000.00	1,019.98	+	4.86	1,000.00	1,020.38	+	4.46
Class R6 Shares
Actual	N/A	N/A		N/A	1,000.00	1,005.24		0.85	N/A	N/A		N/A
Hypothetical (5% return before expenses)	N/A	N/A		N/A	1,000.00	1,023.95	+	0.85	N/A	N/A		N/A

73

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended February 28, 2018 (Unaudited) (continued)

	Prime Obligations				Treasury Instruments Fund				Treasury Obligations Fund
Share Class	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*
Institutional Shares
Actual	$1,000.00	$1,006.34		$0.85	$1,000.00	$1,005.15		$0.99	$1,000.00	$1,005.23		$0.99
Hypothetical (5% return before expenses)	1,000.00	1,023.95	+	0.85	1,000.00	1,023.80	+	1.00	1,000.00	1,023.80	+	1.00
Select Shares
Actual	1,000.00	1,006.09		0.99	1,000.00	1,005.00		1.14	1,000.00	1,005.08		1.14
Hypothetical (5% return before expenses)	1,000.00	1,023.80	+	1.00	1,000.00	1,023.65	+	1.15	1,000.00	1,023.65	+	1.15
Preferred Shares
Actual	1,000.00	1,005.74		1.34	1,000.00	1,004.65		1.49	1,000.00	1,004.73		1.49
Hypothetical (5% return before expenses)	1,000.00	1,023.46	+	1.35	1,000.00	1,023.31	+	1.51	1,000.00	1,023.31	+	1.51
Capital Shares
Actual	1,000.00	1,005.59		1.59	1,000.00	1,004.40		1.74	1,000.00	1,004.48		1.74
Hypothetical (5% return before expenses)	1,000.00	1,023.21	+	1.61	1,000.00	1,023.06	+	1.76	1,000.00	1,023.06	+	1.76
Administration Shares
Actual	1,000.00	1,005.00		2.09	1,000.00	1,003.90		2.24	1,000.00	1,003.99		2.24
Hypothetical (5% return before expenses)	1,000.00	1,022.71	+	2.11	1,000.00	1,022.56	+	2.26	1,000.00	1,022.56	+	2.26
Premier Shares
Actual	1,000.00	1,004.60		2.63	1,000.00	1,003.41		2.73	1,000.00	1,003.49		2.73
Hypothetical (5% return before expenses)	1,000.00	1,022.17	+	2.66	1,000.00	1,022.07	+	2.76	1,000.00	1,022.07	+	2.76
Service Shares
Actual	1,000.00	1,003.75		3.33	1,000.00	1,002.66		3.48	1,000.00	1,002.74		3.48
Hypothetical (5% return before expenses)	1,000.00	1,021.47	+	3.36	1,000.00	1,021.32	+	3.51	1,000.00	1,021.32	+	3.51
Resource Shares
Actual	1,000.00	1,003.11		2.63	1,000.00	1,001.92		2.63	1,000.00	1,002.00		2.73
Hypothetical (5% return before expenses)	1,000.00	1,022.17	+	2.66	1,000.00	1,022.17	+	2.66	1,000.00	1,022.07	+	2.76
Cash Management Shares
Actual	1,000.00	1,002.36		4.42	1,000.00	1,001.17		4.96	1,000.00	1,001.25		4.96
Hypothetical (5% return before expenses)	1,000.00	1,020.38	+	4.46	1,000.00	1,019.84	+	5.01	1,000.00	1,019.84	+	5.01

74

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended February 28, 2018 (Unaudited) (continued)

	Treasury Solutions Fund
Share Class	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*
Institutional Shares
Actual	$1,000.00	$1,005.10		$0.99
Hypothetical (5% return before expenses)	1,000.00	1,023.80	+	1.00
Select Shares
Actual	1,000.00	1,004.95		1.14
Hypothetical (5% return before expenses)	1,000.00	1,023.65	+	1.15
Preferred Shares
Actual	1,000.00	1,004.60		1.49
Hypothetical (5% return before expenses)	1,000.00	1,023.31	+	1.51
Capital Shares
Actual	1,000.00	1,004.35		1.74
Hypothetical (5% return before expenses)	1,000.00	1,023.06	+	1.76
Administration Shares
Actual	1,000.00	1,003.85		2.24
Hypothetical (5% return before expenses)	1,000.00	1,022.56	+	2.26
Premier Shares
Actual	1,000.00	1,003.36		2.73
Hypothetical (5% return before expenses)	1,000.00	1,022.07	+	2.76
Service Shares
Actual	1,000.00	1,002.61		3.48
Hypothetical (5% return before expenses)	1,000.00	1,021.32	+	3.51
Resource Shares
Actual	1,000.00	1,001.87		2.68
Hypothetical (5% return before expenses)	1,000.00	1,022.12	+	2.71
Cash Management Shares
Actual	1,000.00	1,001.12		4.96
Hypothetical (5% return before expenses)	1,000.00	1,019.84	+	5.01

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2018. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

Fund	Institutional Shares	Select Shares	Preferred Shares	Capital Shares	Administration Shares	Premier Shares	Service Shares	Class A Shares	Class C Shares	Resource Shares	Cash Management Shares	Class R6 Shares
Federal Instruments	0.20%	0.23%	0.30%	0.35%	0.45%	0.55%	0.70%	N/A	N/A	N/A	1.00%	N/A
Government	0.17	0.20	0.27	0.32	0.42	0.52	0.67	0.42%	1.13%	0.82%	0.97	0.17%
Money Market	0.17	0.20	0.27	0.17	0.42	0.53	0.67	N/A	N/A	0.53	0.89	N/A
Prime Obligations	0.17	0.20	0.27	0.32	0.42	0.53	0.67	N/A	N/A	0.53	0.89	N/A
Treasury Instruments	0.20	0.23	0.30	0.35	0.45	0.55	0.70	N/A	N/A	0.53	1.00	N/A
Treasury Obligations	0.20	0.23	0.30	0.35	0.45	0.55	0.70	N/A	N/A	0.55	1.00	N/A
Treasury Solutions	0.20	0.23	0.30	0.35	0.45	0.55	0.70	N/A	N/A	0.54	1.00	N/A

75

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.29 trillion in assets under supervision as of December 31, 2017, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fun
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund
∎	Total Emerging Markets Income Fund[4]

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund[5]
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund[6]
∎	Concentrated Growth Fund[7]
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund[8]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund[9]
∎	International Equity ESG Fund[10]
∎	Asia Equity Fund
∎	Emerging Markets Equity Fund
∎	N-11 Equity Fund
∎	ESG Emerging Markets Equity Fund

Select Satellite

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund[11]
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Absolute Return Multi-Asset Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Equity Growth Strategy Portfolio
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date 2020 Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
∎	Tactical Exposure Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on December 26, 2017, the Goldman Sachs Dynamic Emerging Markets Debt Fund was renamed the Goldman Sachs Total Emerging Markets Income Fund.
[5]	Effective on June 20, 2017, the Goldman Sachs Growth and Income Fund was renamed the Goldman Sachs Equity Income Fund.
[6]	Effective after the close of business on August 31, 2017, the Goldman Sachs Flexible Cap Growth Fund was renamed the Goldman Sachs Flexible Cap Fund.
[7]	Effective on July 28, 2017, the Goldman Sachs Focused Growth Fund was reorganized with and into the Goldman Sachs Concentrated Growth Fund.
[8]	Effective after the close of business on October 31, 2017, the Goldman Sachs Dynamic U.S. Equity Fund was renamed the Goldman Sachs Blue Chip Fund.
[9]	Effective after the close of business on February 27, 2018, the Goldman Sachs Strategic International Equity Fund was renamed the Goldman Sachs International Equity Income Fund.
[10]	Effective after the close of business on February 27, 2018, the Goldman Sachs Focused International Equity Fund was renamed the Goldman Sachs International Equity ESG Fund.
[11]	Effective after the close of business on October 30, 2017, the Goldman Sachs Dynamic Allocation Fund was renamed the Goldman Sachs Alternative Premia Fund.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Kathryn A. Cassidy Diana M. Daniels Herbert J. Markley James A. McNamara Roy W. Templin Gregory G. Weaver

OFFICERS

James A. McNamara, President

Scott M. McHugh, Treasurer, Senior Vice President and Principal Financial Officer

Joseph F. DiMaria, Assistant Treasurer and

Principal Accounting Officer

Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for shareholders of Class A Shares or Class C Shares) or 1-800-621-2550 (for shareholders of all other share classes of a Fund); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Qs. The Funds’ Form N-Qs are available on the SEC’s web site at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. The Funds’ Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Form N-Qs may be obtained upon request and without charge by calling 1-800-526-7384 (for shareholders of Class A Shares or Class C Shares) or 1-800-621-2550 (for shareholders of all other share classes of a Fund).

Goldman Sachs & Co. LLC (“Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances. Fund holdings and allocations shown are as of February 28, 2018 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Financial Square FundsSM is a registered service mark of Goldman Sachs & Co LLC.

THIS MATERIAL IS FOR INFORMATIONAL PURPOSES ONLY AND IS PROVIDED SOLELY ON THE BASIS THAT IT WILL NOT CONSTITUTE INVESTMENT OR OTHER ADVICE OR A RECOMMENDATION RELATING TO ANY PERSON’S OR PLAN’S INVESTMENT OR OTHER DECISIONS, AND GOLDMAN SACHS IS NOT A FIDUCIARY OR ADVISOR WITH RESPECT TO ANY PERSON OR PLAN BY REASON OF PROVIDING THE MATERIAL OR CONTENT HEREIN INCLUDING UNDER THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974 OR DEPARTMENT OF LABOR REGULATIONS. PLAN SPONSORS AND OTHER FIDUCIARIES SHOULD CONSIDER THEIR OWN CIRCUMSTANCES IN ASSESSING ANY POTENTIAL COURSE OF ACTION.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your Intermediary or from Goldman Sachs & Co LLC by calling (Class A Shares or Class C Shares – 1-800-526-7384) (all other share classes – 1-800-621-2550).

© 2018 Goldman Sachs. All rights reserved. 126210-OTU-744851 FSQSAR-18/77K

Goldman Sachs Funds

Semi-Annual Report	February 28, 2018

Fundamental Equity Growth Funds
Blue Chip*
Capital Growth
Concentrated Growth
Flexible Cap**
Growth Opportunities
Small/Mid Cap Growth
Strategic Growth
Technology Opportunities

*	Effective after the close of business on October 31, 2017, the Goldman Sachs Dynamic U.S. Equity Fund was renamed the Goldman Sachs Blue Chip Fund and changed its principal investment strategy. Performance information prior to this date reflects the Fund’s former strategies.

**	Effective after the close of business on August 31, 2017, the Goldman Sachs Flexible Cap Growth Fund was renamed the Goldman Sachs Flexible Cap Fund. Performance information prior to this date reflects the Fund’s former strategies.

Goldman Sachs Fundamental Equity Growth Funds

∎	BLUE CHIP

∎	CAPITAL GROWTH

∎	CONCENTRATED GROWTH

∎	FLEXIBLE CAP

∎	GROWTH OPPORTUNITIES

∎	SMALL/MID CAP GROWTH

∎	STRATEGIC GROWTH

∎	TECHNOLOGY OPPORTUNITIES

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

What Differentiates the Goldman Sachs Growth Strategies’ Investment Process?

For over 30 years, the Goldman Sachs Growth Strategies have consistently applied a three-step investment process based on our belief that wealth is created through the long-term ownership of growing businesses.

∎	Make decisions as long-term business owners rather than as stock traders

∎	Perform in-depth, fundamental research

∎	Focus on long-term structural and competitive advantages

Result

Performance driven by the compounding growth of businesses over time — not short-term market movements

Long-term participation in growing businesses — less reliance on macroeconomic predictions, market timing, sector rotation or momentum

Identify high quality growth businesses. Some required investment criteria include:

∎	Established brand names

∎	Dominant market shares

∎	Pricing power

∎	Recurring revenue streams

∎	Free cash flow

∎	Long product life cycles

∎	Favorable long-term growth prospects

∎	Excellent management

Result

Investments in businesses that we believe are strategically positioned for consistent, sustainable long-term growth

∎	Perform rigorous valuation analysis of every potential investment

∎	Use valuation tools and analytics to ensure that the high-quality business franchises we have identified also represent sound investments

Result

Good investment decisions based on solid understanding of what each business is worth

Attractive buying opportunities as the stock prices of quality growth businesses fluctuate over time

MARKET REVIEW

Goldman Sachs Fundamental Equity Growth Funds

Market Review

Overall, U.S. equities rallied during the six months ended February 28, 2018 (the “Reporting Period”), boosted overall by a combination of accelerating economic growth, rising corporate earnings and a general lack of negative financial headlines. Plus, for most of the Reporting Period, U.S. equity market volatility was at or near historic lows. The Standard & Poor’s 500 Index (the “S&P 500 Index”) ended the Reporting Period with a gain of 10.84%. The Russell 3000® Index generated a return of 10.45%.

As the Reporting Period began in September 2017, U.S. economic activity and labor market data showed consistent strength, with U.S. Gross Domestic Product (“GDP”) at an annualized rate above 3%, unemployment down to 4.2% and a reversal of five consecutive downside inflation reports. Progress on tax reform and strong economic activity data remained supportive for U.S. equities in October and November 2017. The Federal Reserve (the “Fed”) delivered the third interest rate hike of 2017 in December as had been widely expected and maintained its projections for three additional interest rate hikes in 2018. U.S. equities gained additional momentum toward the end of the calendar year from the passage of a tax reform bill that reduced the corporate tax rate from 35% to 21%. The fourth quarter of 2017 marked the ninth consecutive quarter of positive returns for the S&P 500 Index, its strongest quarterly advance in four years.

U.S. equities saw a strong start to 2018, driven by positive economic data, the $1.5 trillion tax reform plan and a favorable corporate earnings season. U.S. GDP for the fourth quarter of 2017 came in below that of the growth rate for the second and third quarters of the calendar year but was still a respectable annualized rate of 2.5%. The labor market in January 2018 also continued to highlight tightening slack in the economy. While December 2017 payroll data undershot consensus expectations, November 2017 data was revised such that the U.S. unemployment rate stood at a 17-year low of 4.1% and average hourly earnings ticked up. The fourth quarter corporate earnings season was robust, with strong revenue and earnings growth relative to historical data. Companies were beginning to provide discrete guidance on tax rates, and 2018 earnings forecasts were being upgraded as a result. The S&P 500 Index saw 14 closing highs in the month of January 2018.

In February 2018, however, equities sold off globally on market speculation of a faster pace of interest rate hikes, which stoked a sharp rise in rates and volatility. Robust labor market data sparked the initial risk-off sentiment (i.e. heightened investor risk aversion)—nonfarm payroll employment increased by 200,000 in January 2018, while the unemployment rate remained steady at 4.1% and average hourly earnings rose 0.34% month over month. Concerns about monetary policy tightening were further exacerbated by solid U.S. inflation data. New Fed Chair Jerome Powell’s testimony before Congress, positing a more optimistic economic outlook since the December 2017 Fed meeting, triggered speculation of a faster pace of interest rate hikes, surprising markets with its hawkish tilt and sparking a sell-off. (Hawkish language tends to suggest higher interest rates; opposite of dovish.) Renewed concerns about the increasingly hostile exchanges between North Korea and the White House further drove heightened volatility. On February 5, 2018, the VIX, a measure of volatility in the U.S. equity market, recorded its largest ever one day increase, and on February 8, 2018, the S&P 500 Index posted a one-day correction of 10.16%. Though the S&P 500 Index posted a negative return for February 2018, the U.S. equity markets rallied after February 8th and the VIX declined from a month high of 50.30 to end the Reporting Period at 19.85.

For the Reporting Period overall, information technology, financials and consumer discretionary, widely considered more economically-sensitive sectors, were the best performing sectors in the S&P 500 Index by a wide margin. The weakest performing sectors in

MARKET REVIEW

the S&P 500 Index were utilities, real estate and consumer staples, traditionally considered more defensive sectors and the only three to post a negative absolute return during the Reporting Period.

Within the U.S. equity market, all capitalization segments posted positive returns, but large-cap stocks, as measured by the Russell 1000® Index, performed best, followed by mid-cap stocks, as measured by the Russell Midcap® Index, and then small-cap stocks, as measured by the Russell 2000® Index. From a style perspective, growth-oriented stocks significantly outpaced value-oriented stocks across the capitalization spectrum. (All as measured by the FTSE Russell indices.)

Looking Ahead

At the end of the Reporting Period, we maintained a positive view ahead to U.S. and global equities based on consensus economic and earnings growth expectations.

In our view, the U.S. economy continues to offer the strongest growth amongst the developed countries, and there is significant investor and business optimism about tax reform and fiscal expansion, which could support further economic and earnings growth. However, we believe this positive sentiment was already reflected in elevated equity valuations and U.S. equities reaching all-time highs before the February 2018 sell-off.

We also believe there are pockets of opportunity beyond the Funds’ respective benchmarks. For example, we see substantial opportunities in smaller-cap companies in the U.S. In our view, these companies may be well positioned to benefit from domestically-oriented, pro-growth policies and tax reform given their higher effective corporate tax rates compared to larger-cap companies. Additionally, operating margins at smaller companies were, at the end of the Reporting Period, far below prior peak levels and at a significant gap relative to those of larger caps. We believe this gap could narrow given the numerous catalysts that could disproportionately benefit smaller-cap stocks. In addition, in contrast to large-cap equities, smaller-cap stocks tend to operate and source more revenue domestically and thus stand to be hurt less from protectionist policies, as they tend to be less exposed to reciprocal tariffs and duties. Multiples, or price/earnings ratios, of smaller-cap companies, in our opinion, may be more attractive than they appear when taking into consideration the potential for an inflection in earnings growth.

We also believe the market has been overly pessimistic on retail real estate, whose performance significantly lagged other real estate investment trust (“REIT”) segments during the Reporting Period, as the market discounted retail REITs seemingly without regard for quality. Occupancy was at record highs in 2016 for shopping centers. There were net openings during that calendar year, with the number of stores opened exceeding the number of stores closed without building new facilities. Further, despite headlines, retail bankruptcies were at historically usual levels. We believe well-located assets with tenants playing toward “necessity based” or “experiential based” retail should remain resilient, especially compared to poorly-located assets with “commodity” tenants offering products easily sold online, such as apparel.

Finally, we like companies investing in their future growth through capital expenditures and research and development, rather than those focusing on shareholder returns. While companies with high shareholder returns have historically outperformed, those focused on investing for the future have outperformed significantly since 2016. We expect this performance trend to continue should economic growth remain solid.

All that said, regardless of market direction, our fundamental, bottom-up stock selection continues to drive our process, rather than headlines or sentiment. We maintain high conviction in the companies the Funds own and believe they have the potential to outperform relative to the broader market regardless of economic growth conditions. As always, we maintain our focus on seeking companies that we believe will generate long-term growth in today’s ever-changing market conditions.

MARKET REVIEW

Changes to the Funds’ Portfolio Management Team during the Reporting Period

Effective January 9, 2018, Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) centralized its Fundamental Equity U.S. Value and Fundamental Equity U.S. Growth Teams into a single Fundamental Equity U.S. Equity Team. The Investment Adviser believes these changes will benefit the Funds by providing a more holistic investment perspective and the ability to leverage investment ideas across the U.S. Fundamental Equity platform.

PORTFOLIO RESULTS

Goldman Sachs Blue Chip Fund

Portfolio Composition

Effective after the close of business on October 31, 2017, the Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in a diversified portfolio of equity investments of “blue chip” companies. Blue chip companies are companies that, in the view of Goldman Sachs Asset Management, L.P. (the “Investment Adviser”), enjoy characteristics that include strong market positions, seasoned management teams, solid financial fundamentals and high-quality reputations. Although blue chip companies generally have large or medium market capitalizations, the Investment Adviser may invest in companies that it believes have good, long-term prospects to become well-known, established or blue chip companies. The Fund may also invest up to 20% of its Net Assets in foreign securities.

Portfolio Management Discussion and Analysis

Effective after the close of business on October 31, 2017, Goldman Sachs Dynamic U.S. Equity Fund was re-named Goldman Sachs Blue Chip Fund and its principal investment strategy changed, as reflected above. Below, the Goldman Sachs Fundamental Equity U.S. Equity Team discusses the Goldman Sachs Blue Chip Fund’s (the “Fund”) performance and positioning for the six-month period ended February 28, 2018 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, C, Institutional, Investor, R and R6 Shares generated cumulative total returns, without sales charges, of 8.61%, 8.22%, 8.81%, 8.76%, 8.46% and 8.83%, respectively. These returns compare to the 10.84% cumulative total return of the Fund’s benchmark, the Standard & Poor’s 500® Index (the “S&P 500 Index”), during the same period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund posted solid positive absolute returns, but stock selection overall detracted from the Fund’s performance relative to the S&P 500 Index during the Reporting Period. Sector allocation as a whole also detracted from relative performance, albeit only modestly.

Q	Which equity market sectors most significantly affected Fund performance?

A	Challenging stock selection in industrials, health care and consumer staples detracted from the Fund’s relative results most. The sectors that contributed most positively to the Fund’s relative performance during the Reporting Period were utilities, consumer discretionary and financials. Effective stock selection helped most in consumer discretionary. Having no exposure to utilities, which was the weakest sector in the S&P 500 Index during the Reporting Period, drove positive relative results in that sector. Positioning in the financials sector added value as well.

Q	Which stocks detracted significantly from the Fund’s performance during the Reporting Period?

A	Among those stocks detracting most from the Fund’s results relative to the S&P 500 Index were positions in diversified conglomerate General Electric, biotechnology company Shire and wireless communications and broadcast tower real estate investment trust (“REIT”) American Tower.

General Electric announced earnings in October 2017 that missed market estimates on earnings per share, driven by weakness in its power and oil and gas segments. The company also cut its 2017 guidance, which caused the stock to decline. Its stock fell further in November 2017 as new restructuring and financial tightening goals were announced. General Electric reduced its dividend by 50% and announced plans to focus on its core businesses of aviation, health care and power by selling or spinning off approximately $20 billion worth of assets. The company also announced intentions of changing the corporate culture to focus more on profitability, cash flow and execution. While we continued to believe the company was an attractively valued, high quality business, we felt its risk/reward prospects had shifted and

PORTFOLIO RESULTS

decided to exit the position. We believed the potential near-term volatility of the company’s shares outweighed the longer-term reward and decided to allocate the capital elsewhere.

Most of Shire’s stock price decline during the Reporting Period came in 2018, with its stock declining early in January 2018 following a health care conference, where Shire announced the creation of two separate business divisions within the company—one focused on neuroscience, the other on rare diseases. During the conference, Shire also announced lower than previously company-expected revenue guidance for 2020. Shire and the health care sector overall also experienced weakness later in January 2018 driven by fears of competitive headwinds following the announcement by Amazon, Berkshire Hathaway and JP Morgan to partner on health care. In February 2018, Shire reported mixed fourth quarter 2017 earnings, with sales and revenue guidance above market estimates. However, its margin guidance was lower than expected. Despite the volatility experienced by the stock during the Reporting Period, we continued to view the company at the end of the Reporting Period as a high quality business with opportunities in the rare diseases space, which we feel is one of the more attractive therapeutic areas. We also continued to feel that competitive concerns about its hemophilia business were overblown, as we believe it will likely take time for any new entrants to take market share in that space. In short, we remained positive on Shire at the end of the Reporting Period as a compelling growth business moving forward.

Throughout the Reporting Period, American Tower’s stock experienced some volatility, as investors expected additional interest rate hikes in 2018, which could negatively affect REITs in general and the tower company in particular. The company also announced earnings at the end of February 2018 that were mixed, causing its stock to drop slightly. Despite the volatility around interest rates, we maintained our view at the end of the Reporting Period that American Tower may benefit from secular trends toward growing data usage, taking advantage of its dominant market share, global expansion and additional investment opportunities to fuel long-term growth. With recurring revenue streams, strong organic leasing growth and what we consider to be an attractive valuation relative to its peers, we believed at the end of the Reporting Period that American Tower remained a high quality and durable growth company.

Q	What were some of the Fund’s best-performing individual stocks?

A	The Fund benefited most relative to the S&P 500 Index from positions in payments company MasterCard, U.S.-based bank holding company Bank of America and technology hardware manufacturer Cisco Systems.

MasterCard’s earnings announcements during the Reporting Period beat market estimates on both revenue and earnings per share, driven by higher processed transactions and an increase in gross dollar volume. Its stock also benefited from strong performance across the information technology sector and payment companies broadly during the Reporting Period. At the end of the Reporting Period, we remained optimistic on the company’s ability to grow its core payments business through new client wins as well as to further differentiate itself by expanding to new growth areas such as consumer credit and peer-to-peer lending. We also were positive both on the company’s plans to accelerate investments, driven by the savings from recent tax reform, and on what we see as MasterCard’s strong operating trends, which we believe position it well relative to competitors.

In October 2017, Bank of America announced positive earnings that beat market estimates on earnings per share, driven primarily by strong net interest income and credit trends. Bank of America announced earnings again in January 2018 that were positive, with continued strong net interest income trends. Its shares also rose throughout the Reporting Period along with the financial sector broadly, which as a whole outpaced the S&P 500 Index during the Reporting Period. At the end of the Reporting Period, we remained positive on the company, as it performed well even amongst its peers in the financials sector, due, in our view, to good banking fundamentals and its management’s emphasis on cost reductions. At the end of the Reporting Period, we believed Bank of America remained attractively valued and were positive on the company’s business outlook and its ability to capitalize on potentially higher growth and interest rates.

Cisco Systems designs, manufactures and sells Internet Protocol-based networking products and services related to the communications and information technology industries. Shares of Cisco Systems rose in November 2017, as the company reported earnings that were generally in line with market expectations but with earnings per share coming in slightly higher. Much of its outperformance, in our view, was due to continued market optimism about Cisco Systems’ solid execution and progress around many of its key strategic

PORTFOLIO RESULTS

initiatives. Its stock also spiked in February 2018 when the company again reported strong quarterly earnings, beating market expectations on revenue and earnings per share. Its margins were also better than market expected, and its management gave higher future earnings guidance and announced a dividend increase. At the end of the Reporting Period, we were positive on the trajectory of the company, with its ongoing transition to a more recurring business model. We also continued to believe Cisco Systems is a high quality company, with what we consider to be its strong balance sheet, robust free cash flow and proven business model positioning it well moving forward. At the end of the Reporting Period, Cisco Systems was paying an above-average dividend and was utilizing much of its free cash flow for stock buybacks.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we did not use derivatives as part of an active management strategy.

Q	Did the Fund make any significant purchases or sales during the Reporting Period?

A	During the Reporting Period, we initiated a Fund position in Chevron, a U.S.-based integrated energy company. We are positive on what we see as Chevron’s strong presence in the economically-sensitive Permian Basin and believe it may be well positioned to capitalize on potential North American oil production growth and increasing crude oil prices. We also believe the company has strong growth potential given its asset footprint and its stake in the Gorgon liquefied natural gas project. Further, we are positive on the company’s restructuring efforts and believe Chevron has a better mix of assets, including a richer mix of oil, than many of its peers. Finally, we believe Chevron has a strong balance sheet and pays an above-market dividend.

We established a Fund position in Honeywell International, a diversified technology and manufacturing company, which offers aerospace products, power generation systems, specialty chemicals and electronic materials. We view Honeywell International as an attractively valued high quality growth business with a strong management team. Additionally, we believe improving organic growth trends and the potential for strategic actions presented an attractive opportunity.

Conversely, in addition to the sale of General Electric already mentioned, we exited the Fund’s position in global commodity and financial products marketplace operator Intercontinental Exchange (“ICE”). During the Reporting Period, the U.S. Treasury Department published a report proposing several changes to the U.S. capital markets structure. We felt the uncertainty around the potential implications of such changes for ICE created a less compelling risk/reward opportunity. While we continue to believe ICE is a high quality growth company, we decided to sell the position given near-term uncertainties.

Q	Were there any changes to the Fund’s portfolio management team during the Reporting Period?

A	Effective January 9, 2018, John Arege no longer served as a portfolio manager for the Fund, and Sean Gallagher became a portfolio manager for the Fund. Steven M. Barry and Stephen E. Becker continue to serve as portfolio managers of the Fund.

Q	Were there any notable changes in the Fund’s weightings during the Reporting Period?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. We seek to outpace the benchmark index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. Consequently, changes in its sector weights are generally the direct result of individual stock selection or of stock appreciation or depreciation. That said, during the Reporting Period, the Fund’s exposure to consumer discretionary, consumer staples, health care, industrials and telecommunication services increased and its allocations to financials and real estate decreased compared to the S&P 500 Index. The Fund’s position in cash also decreased during the Reporting Period.

Q	How was the Fund positioned relative to its benchmark index at the end of February 2018?

A	At the end of February 2018, the Fund had overweighted positions relative to the S&P 500 Index in consumer staples, consumer discretionary and industrials. On the same date, the Fund had underweighted positions compared to the S&P 500 Index in financials and was rather neutrally weighted to the S&P 500 Index in energy, information technology, health care, materials, real estate and telecommunication services. The Fund had no position at all in utilities at the end of the Reporting Period.

FUND BASICS

Blue Chip Fund

as of February 28, 2018

PERFORMANCE REVIEW
September 1, 2017–February 28, 2018	Fund Total Return (based on NAV)[1]	S&P 500® Index[2]
Class A	8.61%	10.84%
Class C	8.22	10.84
Institutional	8.81	10.84
Investor	8.76	10.84
Class R	8.46	10.84
Class R6	8.83	10.84

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The S&P 500® Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 12/31/17	One Year	Five Years	Since Inception	Inception Date
Class A	11.96%	11.34%	10.39%	11/30/09
Class C	16.35	11.77	10.32	11/30/09
Institutional	18.82	13.05	11.60	11/30/09
Investor	18.68	12.89	11.43	11/30/09
Class R	18.13	12.33	10.89	11/30/09
Class R6	18.84	N/A	7.59	7/31/15

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	1.03%	4.51%
Class C	1.78	5.26
Institutional	0.67	4.12
Investor	0.78	4.26
Class R	1.28	4.76
Class R6	0.66	4.11

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/18[5]
Holding	% of Net Assets	Line of Business
Microsoft Corp.	4.1%	Software
MasterCard, Inc. Class A	3.7	IT Services
Amazon.com, Inc.	3.7	Internet & Direct Marketing Retail
Bank of America Corp.	3.3	Banks
NIKE, Inc. Class B	3.2	Textiles, Apparel & Luxury Goods
Pfizer, Inc.	3.0	Pharmaceuticals
Apple, Inc.	2.9	Technology Hardware, Storage & Peripherals
Philip Morris International, Inc.	2.8	Tobacco
Chevron Corp.	2.7	Oil, Gas & Consumable Fuels
Union Pacific Corp.	2.7	Road & Rail

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[6]
As of February 28, 2018

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

PORTFOLIO RESULTS

Goldman Sachs Capital Growth Fund

Portfolio Composition

The Fund invests primarily in U.S. equity investments. Since the Fund’s inception, the Goldman Sachs Fundamental Equity U.S. Equity Team has focused on several key investment criteria that it believes can drive a company’s growth over the long term. These characteristics are: dominant market share, established brand name, pricing power, recurring revenue stream, free cash flow, high returns on invested capital, predictable growth, sustainable growth, long product life cycle, enduring competitive advantage, favorable demographic trends and excellent management. The Team strives to purchase these companies at reasonable valuations in order to capture the full benefits of their growth.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Fundamental Equity U.S. Equity Team discusses the Goldman Sachs Capital Growth Fund’s (the “Fund”) performance and positioning for the six-month period ended February 28, 2018 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, C, Institutional, Service, Investor, R and R6 Shares generated cumulative total returns, without sales charges, of 13.26%, 12.83%, 13.46%, 13.19%, 13.40%, 13.13% and 13.48%, respectively. These returns compare to the 13.94% cumulative total return of the Fund’s benchmark, the Russell 1000® Growth Index (with dividends reinvested) (the “Russell Index”), during the same period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund generated solid double-digit positive absolute returns, but it modestly underperformed the Russell Index on a relative basis during the Reporting Period due to a combination of stock selection and sector allocation.

Q	Which equity market sectors most significantly affected Fund performance?

A	The sectors that detracted most from the Fund’s relative performance during the Reporting Period were real estate, health care and consumer discretionary, wherein weak stock selection drove results. Having an overweighted allocation to real estate, which posted a negative return during the Reporting Period, also hurt. Partially offsetting these detractors was effective stock selection in the financials and materials sectors, which contributed positively. Having an underweighted allocation to the consumer staples sector, which lagged the Russell Index during the Reporting Period, also buoyed the Fund’s relative results.

Q	Which stocks detracted significantly from the Fund’s performance during the Reporting Period?

A	Among those stocks detracting most from the Fund’s results relative to the Russell Index were positions in data center real estate investment trust (“REIT”) Equinix, enterprise software company Oracle and wireless communications and broadcast tower REIT American Tower.

Shares of Equinix declined, as the data center REIT segment broadly was under pressure for much of the Reporting Period. Investors expected additional interest rate hikes in 2018, which could negatively impact REITs given their high yield component. More company specific, it was announced late in January 2018 that Equinix’s Chief Executive Officer (“CEO”) had unexpectedly resigned effective immediately. Despite the macro concerns and the departure of its CEO, we maintained our belief at the end of the Reporting Period that Equinix is an asset with compelling upside to revenues and free cash flow should it continue to capitalize on secular trends in technology.

Early in the Reporting Period, Oracle reported fiscal first quarter results that were solid. However, its shares reacted negatively, as the company’s management reduced its cloud revenue growth outlook for the next quarter and as its management did not reiterate its earnings growth outlook. At the end of the Reporting Period, we continued to believe Oracle is a high quality business, but we viewed its cloud business as being an important part of its growth story. Thus, this development led us to exit the Fund’s position in Oracle in favor of other companies we felt had more attractive growth prospects.

PORTFOLIO RESULTS

Throughout the Reporting Period, American Tower’s stock experienced some volatility, as investors expected additional interest rate hikes in 2018, which could negatively affect REITs in general and American Tower in particular. The company also announced earnings at the end of February 2018 that were mixed, causing its stock to drop slightly. Despite the volatility around interest rates, we maintained our view at the end of the Reporting Period that American Tower may benefit from secular trends toward growing data usage, taking advantage of its dominant market share, global expansion and additional investment opportunities to fuel long-term growth. With recurring revenue streams, strong organic leasing growth and what we consider to be an attractive valuation relative to its peers, we believed at the end of the Reporting Period that American Tower remained a high quality and durable growth company.

Q	What were some of the Fund’s best-performing individual stocks?

A	Among those stocks the Fund benefited most from relative to the Russell Index were positions in payments company MasterCard, aerospace and defense company Boeing and athletic footwear, apparel, equipment and accessories company Nike.

MasterCard’s earnings announcements during the Reporting Period beat market estimates on both revenue and earnings per share, driven by higher processed transactions and an increase in gross dollar volume. Its stock also benefited from strong performance across the information technology sector and payment companies broadly during the Reporting Period. At the end of the Reporting Period, we remained optimistic on the company’s ability to grow its core payments business through new client wins as well as to further differentiate itself by expanding to new growth areas such as consumer credit and peer-to-peer lending. We also were positive both on the company’s plans to accelerate investments, driven by the savings from recent tax reform, and on what we see as MasterCard’s strong operating trends, which we believe position it well relative to competitors.

Boeing’s stock price rose rather steadily early in the Reporting Period, as investors remained positive on the company’s ability to grow free cash flow through margin expansion. Its shares also rallied late in December 2017 when U.S. tax reform was signed into legislation. Finally, the company reported strong results in January 2018, including revenues that exceeded consensus estimates and strong guidance. At the end of the Reporting Period, we remained optimistic about what we view as the company’s strong productivity track record, multi-year commercial aircraft backlog and improving prospects in its defense business. Overall, we also remained positive on the company due to what we consider to be its strong competitive position, robust free cash flow and focus on shareholders through buybacks and distributions.

At the end of October 2017, Nike’s stock spiked, as the company announced higher than market expectations for future earnings growth. Its stock continued to rise throughout November 2017, as the company announced an increase to its dividend. Also, Nike and the retail industry in general saw a boost from strong Black Friday sales numbers. The company subsequently announced earnings in December 2017 that were better than market expectations on total revenue but did disappoint slightly in North American sales. At the end of the Reporting Period, we remained positive on what we saw as the company’s ongoing focus on innovation and product development, which we believe has been stronger than in the recent past. In our view, Nike has a resilient business model, with diverse product offerings, global channels, market share gains and meaningful share buybacks. We also continued to believe the company is a best-in-class franchise in a structurally healthy and growing category and thus remained positive on Nike’s long-term growth potential.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we did not use derivatives as part of an active management strategy.

Q	Did the Fund make any significant purchases or sales during the Reporting Period?

A	During the Reporting Period, we initiated a Fund position in NVIDIA. The company designs and manufactures computer graphics processors, chipsets and other multimedia software. NVIDIA has what we consider to be a strong balance sheet and good free cash flow with a demonstrated track record of robust growth. We are positive on NVIDIA, believing it to be an industry leader in the semiconductor space with favorable growth prospects as the world increasingly moves toward big data.

We established a Fund position in DowDuPont during the Reporting Period. The company engages in the development of specialty materials, chemicals and agricultural products. We believe the recently completed merger of the former companies, Dow Chemical and E.I. du Pont de Nemours and Company, presents an attractive opportunity for the newly

PORTFOLIO RESULTS

formed company to unlock operating synergies, decrease costs and deploy cash on high-return projects to potentially further improve profitability. Overall, we believe DowDuPont is well positioned to benefit from inflecting cyclical tailwinds across multiple business segments, as it works to improve its operations and unlock potential efficiencies.

Conversely, in addition to the sale of Oracle, mentioned earlier, we exited the Fund’s position in semiconductor company Texas Instruments. Texas Instruments was among the top positive contributors to the Fund’s relative results during the Reporting Period. The company reported quarterly results at the end of October 2017 that beat market estimates on earnings per share and revenue, driven by strength in both its industrials and autos segments. Its stock rose further throughout the Reporting Period, as technology companies in general performed well. In January 2018, we decided to remove the position from the Fund’s portfolio. Since adding Texas Instruments, the company easily outperformed the broad U.S. equity market and the semiconductor industry. While we continued to like the company and believed it to be a strong franchise with good management and diversified business, we felt this Fund’s portfolio had other positions with more attractive risk/reward profiles going forward.

Q	Were there any changes to the Fund’s portfolio management team during the Reporting Period?

A	Effective January 9, 2018, Timothy M. Leahy no longer served as a portfolio manager for the Fund, and Sean Gallagher became a portfolio manager for the Fund. Steven M. Barry and Stephen E. Becker continue to serve as portfolio managers of the Fund.

Q	Were there any notable changes in the Fund’s weightings during the Reporting Period?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. We seek to outpace the benchmark index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. Consequently, changes in its sector weights are generally the direct result of individual stock selection or of stock appreciation or depreciation. That said, during the Reporting Period, relative to the Russell Index, the
Fund’s allocations in health care, information technology and materials increased and its exposure to real estate decreased. The Fund’s position in cash also decreased during the Reporting Period.

Q	How was the Fund positioned relative to its benchmark index at the end of February 2018?

A	At the end of February 2018, the Fund was rather neutrally weighted to the Russell Index in health care, real estate, consumer discretionary, consumer staples, information technology, industrials, energy, financials and materials and had no positions at all in utilities or telecommunication services at the end of the Reporting Period.

In February 2018, the Board of Trustees of the Goldman Sachs Trust approved certain changes to the Fund’s principal investment strategy and benchmark index. After the close of business on April 17, 2018, the Fund will seek to achieve its investment objective by investing, under normal circumstances, in approximately 90-150 companies that are considered by the Investment Adviser to be positioned for long-term growth. The Fund will invest in both value and growth companies. The Fund’s fundamental equity investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. Effective the same date, the Fund’s benchmark index will change from the Russell 1000® Growth Index to the Russell 1000® Index. The Russell 1000® Index is an unmanaged market capitalization weighted index of the 1000 largest U.S. companies.

FUND BASICS

Capital Growth Fund

as of February 28, 2018

PERFORMANCE REVIEW
September 1, 2017–February 28, 2018	Fund Total Return (based on NAV)[1]	Russell 1000® Growth Index[2]
Class A	13.26%	13.94%
Class C	12.83	13.94
Institutional	13.46	13.94
Service	13.19	13.94
Investor	13.40	13.94
Class R	13.13	13.94
Class R6	13.48	13.94

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 1000® Growth Index is an unmanaged index that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 12/31/17	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A	24.55%	14.12%	7.83%	9.52%	4/20/90
Class C	29.70	14.55	7.62	6.14	8/15/97
Institutional	32.29	15.88	8.87	7.35	8/15/97
Service	31.71	15.31	8.33	6.82	8/15/97
Investor	32.14	15.71	8.71	8.70	11/30/07
Class R	31.44	15.13	8.17	8.16	11/30/07
Class R6	32.33	N/A	N/A	11.45	7/31/15

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	1.14%	1.21%
Class C	1.89	1.96
Institutional	0.75	0.82
Service	1.25	1.32
Investor	0.89	0.96
Class R	1.39	1.46
Class R6	0.74	0.81

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/18[5]
Holding	% of Net Assets	Line of Business
Apple, Inc.	6.7%	Technology Hardware, Storage & Peripherals
Microsoft Corp.	5.5	Software
Amazon.com, Inc.	4.6	Internet & Direct Marketing Retail
Facebook, Inc. Class A	3.5	Internet Software & Services
MasterCard, Inc. Class A	3.2	IT Services
Alphabet, Inc. Class C	2.7	Internet Software & Services
Alphabet, Inc. Class A	2.6	Internet Software & Services
The Boeing Co.	2.4	Aerospace & Defense
Comcast Corp. Class A	2.0	Media
Honeywell International, Inc.	2.0	Industrial Conglomerates

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[6]
As of February 28, 2018

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.3% of the Fund’s net assets as of February 28, 2018. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

PORTFOLIO RESULTS

Goldman Sachs Concentrated Growth Fund

Portfolio Composition

The Fund invests primarily in U.S. equity investments. The Fund typically holds 30-40 high quality growth companies and tends to be more concentrated in individual holdings, industries and sectors than the typical broadly diversified large-cap growth fund. Since the Fund’s inception, the Goldman Sachs Fundamental Equity U.S. Equity Team has focused on several key investment criteria that it believes can drive a company’s growth over the long term. These characteristics are: dominant market share, established brand name, pricing power, recurring revenue stream, free cash flow, high returns on invested capital, predictable growth, sustainable growth, long product life cycle, enduring competitive advantage, favorable demographic trends and excellent management. The Fundamental Equity U.S. Equity Team strives to purchase these companies at what it believes to be reasonable valuations in order to capture the full benefits of their growth.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Fundamental Equity U.S. Equity Team discusses the Goldman Sachs Concentrated Growth Fund’s (the “Fund”) performance and positioning for the six-month period ended February 28, 2018 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, C, Institutional, Investor, R and R6 Shares generated cumulative total returns, without sales charges, of 10.31%, 9.91%, 10.52%, 10.39%, 10.16% and 10.48%, respectively. These returns compare to the 13.94% cumulative total return of the Fund’s benchmark, the Russell 1000® Growth Index (with dividends reinvested) (the “Russell Index”), during the same period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	Most share classes of the Fund generated solid double-digit positive absolute returns, but stock selection overall detracted from the Fund’s performance relative to the Russell Index during the Reporting Period. Sector allocation as a whole also detracted from relative performance.

Q	Which equity market sectors most significantly affected Fund performance?

A	Challenging stock selection in the health care, industrials and real estate sectors detracted from the Fund’s relative results most during the Reporting Period. The sectors that contributed most positively to the Fund’s relative performance during the Reporting Period were energy, materials and telecommunication services. Effective stock selection helped most in energy and materials. Having no exposure to telecommunication services, which was the second-weakest sector in the Russell Index during the Reporting Period, drove results in that sector.

Q	Which stocks detracted significantly from the Fund’s performance during the Reporting Period?

A	Among those stocks detracting most from the Fund’s results relative to the Russell Index were positions in biopharmaceutical company Incyte, data center real estate investment trust (“REIT”) Equinix and biotechnology company Shire.

Early in the Reporting Period, Incyte reported strong third quarter 2017 results. While there were no company specific reasons for its stock price’s decline during January 2018, the narrative centered around the upcoming data readout on Incyte’s melanoma drug, scheduled for later in the first quarter of 2018. Incyte’s marquee experimental cancer drug, epacadostat, was being tested in combination with Keytruda, Merck’s flagship cancer immunotherapy. The widespread hope was that a two-pronged combination approach would help cancer patients live longer. The treatment’s early promise built up anticipation but also deep uncertainty. At the end of the Reporting Period, we continued to like the company and believed recent positive data points position it well going into the readout. In our view, Incyte has a strong internal research and development capability that has produced a deep pipeline with many opportunities to grow revenues, positioning it well within its industry.

Shares of Equinix declined, as the data center REIT segment broadly was under pressure for much of the Reporting

PORTFOLIO RESULTS

Period. Investors expected additional interest rate hikes in 2018, which could negatively impact REITs given their high yield component. More company specific, it was announced late in January 2018 that Equinix’s Chief Executive Officer (“CEO”) had unexpectedly resigned effective immediately. Despite the macro concerns and the departure of its CEO, we maintained our belief at the end of the Reporting Period that Equinix is an asset with compelling upside to revenues and free cash flow should it continue to capitalize on secular trends in technology.

Most of Shire’s stock price decline during the Reporting Period came in 2018, with its stock declining early in January 2018 following a health care conference, where Shire announced the creation of two separate business divisions within the company—one focused on neuroscience, the other on rare diseases. During the conference, Shire also announced lower than previously company-expected revenue guidance for 2020. Shire and the health care sector overall also experienced weakness later in January 2018 driven by fears of competitive headwinds following the announcement by Amazon, Berkshire Hathaway and JP Morgan to partner on health care. In February 2018, Shire reported mixed fourth quarter 2017 earnings, with sales and revenue guidance above market estimates. However, its margin guidance was lower than expected. Despite the volatility experienced by the stock during the Reporting Period, we continued to view the company at the end of the Reporting Period as a high quality business with opportunities in the rare diseases space, which we feel is one of the more attractive therapeutic areas. We also continued to feel that competitive concerns about its hemophilia business were overblown, as we believe it will likely take time for any new entrants to take market share in that space. In short, we remained positive on Shire at the end of the Reporting Period as a compelling growth business moving forward.

Q	What were some of the Fund’s best-performing individual stocks?

A	The Fund benefited most relative to the Russell Index from positions in technology hardware manufacturer Cisco Systems, payments company MasterCard and oil and natural gas producer Diamondback Energy.

We initiated a new Fund position in Cisco Systems early in the Reporting Period. Cisco Systems designs, manufactures and sells Internet Protocol-based networking products and services related to the communications and information technology industries. In May 2017, prior to the start of the Reporting Period, its shares had dropped sharply, as the company announced earnings better than market estimates on revenue and earnings per share but with guidance lower than market expectations. Following the decline, we believed the company’s shares were attractively valued and took the opportunity to initiate a Fund position. Shares of Cisco Systems rose in November 2017, as the company reported earnings that were generally in line with market expectations but with earnings per share coming in slightly higher. Much of its outperformance, in our view, was due to continued market optimism about Cisco Systems’ solid execution and progress around many of its key strategic initiatives. Its stock also spiked in February 2018 when the company again reported strong quarterly earnings, beating market expectations on revenue and earnings per share. Its margins were also better than market expected, and its management gave higher future earnings guidance and announced a dividend increase. At the end of the Reporting Period, we were positive on the trajectory of the company, with its ongoing transition to a more recurring business model. We also continued to believe Cisco Systems is a high quality company, with what we consider to be its strong balance sheet, robust free cash flow and proven business model positioning it well moving forward. At the end of the Reporting Period, Cisco Systems was paying an above-average dividend and was utilizing much of its free cash flow for stock buybacks.

MasterCard’s earnings announcements during the Reporting Period beat market estimates on both revenue and earnings per share, driven by higher processed transactions and an increase in gross dollar volume. Its stock also benefited from strong performance across the information technology sector and payment companies broadly during the Reporting Period. At the end of the Reporting Period, we remained optimistic on the company’s ability to grow its core payments business through new client wins as well as to further differentiate itself by expanding to new growth areas such as consumer credit and peer-to-peer lending. We also were positive both on the company’s plans to accelerate investments, driven by the savings from recent tax reform, and on what we see as MasterCard’s strong operating trends, which we believe position it well relative to competitors.

Shares of Diamondback Energy gained modestly in October 2017 following the company’s earnings announcement. The company exceeded market expectations on earnings per share and raised its full-year production guidance. Much of the stock’s gains, however, came as crude oil prices increased, leading American oil exports to reach record levels. At the end of the Reporting Period, we

PORTFOLIO RESULTS

believed Diamondback Energy would likely continue to benefit from its prime acreage in the Permian region of West Texas, which we view as presenting a long runway for consistent and robust earnings growth potential. Overall, we viewed the company as a well-capitalized oil and natural gas producer with superior land and a strong management team.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we did not use derivatives as part of an active management strategy.

Q	Did the Fund make any significant purchases or sales during the Reporting Period?

A	In addition to the purchase of Cisco Systems, mentioned earlier, we initiated a Fund position in integrated circuit manufacturer Analog Devices during the Reporting Period. The company engages in the design and manufacturing of analog, mixed signal and digital signal processing integrated circuits used in many types of electronic equipment. We feel the company has an attractive revenue growth and margin profile and has lagged the industry in recent years, presenting, in our view, an attractive buying opportunity.

Conversely, we sold the Fund’s position in media and entertainment company Walt Disney Co. (“Disney”). While we continue to feel Disney has a strong brand name with good fundamentals and a commitment to share buybacks, we became less positive on the company moving forward given increasing competition and cord-cutting headwinds. (Cord-cutting is the practice of canceling or forgoing a cable television subscription or landline telephone connection in favor of an alternative Internet-based or wireless service.) We therefore decided to exit the position and allocate the capital to other ideas with what we considered to be more compelling risk/reward profiles.

We exited the Fund’s position in semiconductor company Texas Instruments. Texas Instruments was among the top positive contributors to the Fund’s relative results during the Reporting Period. The company reported quarterly results at the end of October 2017 that beat market estimates on earnings per share and revenue, driven by strength in both its industrials and autos segments. Its stock rose further throughout the Reporting Period, as technology companies in general performed well. In January 2018, we decided to remove the position from the Fund’s portfolio. Since adding Texas Instruments, the company easily outperformed the broad U.S. equity market and the semiconductor industry. While we continued to like the company and believed it to be a strong franchise with good management and diversified business, we felt this Fund’s portfolio had other positions with more attractive risk/reward profiles going forward.

Q	Were there any changes to the Fund’s portfolio management team during the Reporting Period?

A	Effective January 9, 2018, Timothy M. Leahy no longer served as a portfolio manager for the Fund. Steven M. Barry and Stephen E. Becker continue to serve as portfolio managers of the Fund.

Q	Were there any notable changes in the Fund’s weightings during the Reporting Period?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. We seek to outpace the benchmark index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. Consequently, changes in its sector weights are generally the direct result of individual stock selection or of stock appreciation or depreciation. That said, during the Reporting Period, the Fund’s exposure to health care, industrials and information technology increased and its allocations to consumer discretionary, consumer staples, financials, materials and real estate decreased relative to the Russell Index. The Fund’s position in cash increased during the Reporting Period.

Q	How was the Fund positioned relative to its benchmark index at the end of February 2018?

A	At the end of February 2018, the Fund had overweighted positions relative to the Russell Index in the consumer staples, health care, energy and real estate sectors. The Fund was rather neutrally weighted relative to the Russell Index in consumer discretionary, information technology, financials and industrials and had no positions at all in the utilities, telecommunication services and materials sectors at the end of the Reporting Period.

FUND BASICS

Concentrated Growth Fund

as of February 28, 2018

PERFORMANCE REVIEW
September 1, 2017–February 28, 2018	Fund Total Return (based on NAV)[1]	Russell 1000® Growth Index[2]
Class A	10.31%	13.94%
Class C	9.91	13.94
Institutional	10.52	13.94
Investor	10.39	13.94
Class R	10.16	13.94
Class R6	10.48	13.94

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 1000® Growth Index is an unmanaged index that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 12/31/17	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A	20.44%	11.95%	6.45%	7.66%	9/03/02
Class C	25.33	12.36	6.25	7.24	9/03/02
Institutional	27.91	13.67	7.48	8.49	9/03/02
Investor	27.83	13.51	7.31	7.25	11/30/07
Class R	27.07	12.93	6.79	6.73	11/30/07
Class R6	27.87	N/A	N/A	9.27	7/31/15

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	1.16%	1.41%
Class C	1.91	2.16
Institutional	0.80	1.02
Investor	0.91	1.16
Class R	1.41	1.66
Class R6	0.79	1.01

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/18[5]
Holding	% of Net Assets	Line of Business
Microsoft Corp.	6.7%	Software
Apple, Inc.	5.9	Technology Hardware, Storage & Peripherals
Facebook, Inc. Class A	4.5	Internet Software & Services
Amazon.com, Inc.	4.5	Internet & Direct Marketing Retail
Alphabet, Inc. Class A	3.7	Internet Software & Services
MasterCard, Inc. Class A	3.2	IT Services
Analog Devices, Inc.	3.1	Semiconductors & Semiconductor Equipment
Honeywell International, Inc.	3.0	Industrial Conglomerates
McDonald’s Corp.	2.8	Hotels, Restaurants & Leisure
NIKE, Inc. Class B	2.8	Textiles, Apparel & Luxury Goods

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[6]
As of February 28, 2018

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

PORTFOLIO RESULTS

Goldman Sachs Flexible Cap Fund

Portfolio Composition

Effective after the close of business on August 31, 2017, the Fund continues to invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in equity investments in small-, mid- and large-cap issuers. The Fund’s new strategy continues to rely on fundamental analysis that provides for bottom-up security selection. This strategy is now combined with a quantitative risk allocation process that is used to assist portfolio construction and trading decisions.

Portfolio Management Discussion and Analysis

Effective after the close of business on August 31, 2017, Goldman Sachs Flexible Cap Growth Fund was re-named Goldman Sachs Flexible Cap Fund, its principal strategy was changed, as reflected above, and its benchmark was changed to the S&P 500 Index. Below, the Goldman Sachs Fundamental Equity U.S. Equity Team discusses the Goldman Sachs Flexible Cap Fund’s (the “Fund”) performance and positioning for the six-month period ended February 28, 2018 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, C, Institutional, Investor, R and R6 Shares generated cumulative total returns, without sales charges, of 10.75%, 10.38%, 10.96%, 10.88%, 10.59% and 10.95%, respectively. These returns compare to the 10.84% cumulative total return of the Fund’s benchmark, Standard & Poor’s 500® Index (with dividends reinvested) (the “S&P 500 Index”), during the same period. The Fund’s former benchmark, the Russell 3000® Growth Index (with dividends reinvested), returned 10.45% for the same period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	Most share classes of the Fund performed in line with the S&P 500 Index during the Reporting Period, attributable primarily to effective stock selection overall. Sector allocation as a whole had a rather neutral effect on relative results during the Reporting Period.

Q	Which equity market sectors most significantly affected Fund performance?

A	The sectors that contributed most positively to the Fund’s relative performance during the Reporting Period were industrials, utilities and materials. Effective stock selection drove results in the industrials and materials sectors. Having no allocation to utilities, which was the weakest sector in the S&P 500 Index during the Reporting Period, drove results in this sector. The sectors that detracted most from the Fund’s relative results during the Reporting Period were energy and consumer discretionary, wherein stock selection proved challenging. Having an underweighted allocation to information technology, which was the strongest sector in the S&P 500 Index during the Reporting Period, also dampened relative results.

Q	What were some of the Fund’s best-performing individual stocks?

A	Among those stocks the Fund benefited most from relative to the S&P 500 Index were positions in diversified conglomerate General Electric, integrated energy giant Exxon Mobil and aerospace and defense company Boeing.

General Electric was a top contributor to the Fund’s relative results because the Fund had an underweighted position in the company and the company performed poorly. General Electric, a new purchase for the Fund during the Reporting Period, announced earnings in October 2017 that missed market estimates on earnings per share, driven by weakness in its power and oil and gas segments. The company also cut its 2017 guidance, which caused the stock to decline. Its stock fell further in November 2017 as new restructuring and financial tightening goals were announced. General Electric reduced its dividend by 50% and announced plans to focus on its core businesses of aviation, health care and power by selling or spinning off approximately $20 billion worth of assets. The company also announced intentions of changing the corporate culture to focus more on profitability, cash flow

PORTFOLIO RESULTS

and execution. While we continued to believe the company was an attractively valued, high quality business, we felt its risk/reward prospects had shifted and decided to exit the position. We believed the potential near-term volatility of its shares outweighed the longer-term reward and decided to allocate the capital elsewhere.

Exxon Mobil was also a new purchase for the Fund during the Reporting Period. In October 2017, the company announced quarterly results that were better than market expectations on earnings per share with strong free cash flow generation. The company also enjoyed strong performance throughout the Reporting Period as oil prices rose. In January 2018, we decided to exit the Fund’s position in Exxon Mobil. We had purchased the stock as we were positive on the company’s integrated business model and its management team’s ability to identify value accretive acquisitions. While we continued to believe Exxon Mobil is a high quality company, we became less optimistic on its restructuring process as well as on its narrower mix of assets. We therefore decided to sell the position to reflect our risk/reward views.

Boeing’s stock price rose rather steadily early in the Reporting Period, as investors remained positive on the company’s ability to grow free cash flow through margin expansion. Its shares also rallied late in December 2017 when U.S. tax reform was signed into legislation. Finally, the company reported strong results in January 2018, including revenues that exceeded consensus estimates and strong guidance. At the end of the Reporting Period, we remained optimistic about what we view as the company’s strong productivity track record, multi-year commercial aircraft backlog and improving prospects in its defense business. Overall, we also remained positive on the company due to what we consider to be its strong competitive position, robust free cash flow and focus on shareholders through buybacks and distributions.

Q	Which stocks detracted significantly from the Fund’s performance during the Reporting Period?

A	Detracting most from the Fund’s results relative to the S&P 500 Index were positions in semiconductor company Intel, branded online travel services provider Expedia and biopharmaceutical company Incyte.

Intel’s stock experienced strong performance during the Reporting Period. However, the Fund only owned it for a portion of the time, resulting in an underweight position and thus causing it to detract from relative results. The strong performance of Intel’s stock was driven by back-to-back strong earnings results reported in October 2017 and January 2018 as well as by strength in the information technology sector broadly. While we remained positive on Intel’s data center business and improved cost controls, we exited the Fund’s position during the Reporting Period in favor of what we believed to be better risk/reward opportunities elsewhere.

In late October 2017, shares of Expedia came under pressure following a disappointing earnings release in which the company missed market expectations for both earnings and revenues while also lowering its full-year earnings guidance. The weaker than market expected results were explained by the company to be, in part, driven by soft bookings caused by the fall 2017 hurricanes. Lower than expected cash flows from its Trivago business also drew investor concern. Expedia’s share price declined again in February 2018 following another disappointing earnings release. While the company reported strong booked room nights, investors reacted negatively to earnings before interest, taxes, depreciation and amortization (“EBITDA”) well below market estimates. The results were explained by the company to be driven by its increase in investments in efforts to increase hotel supply, improve its marketing efforts and expand its infrastructure capabilities via the cloud. We believe these are high return on equity investments that should continue, in our view, to position the company well in the long term. Overall, at the end of the Reporting Period, we remained confident in Expedia’s long-term growth prospects should it continue to strategically invest.

Early in the Reporting Period, Incyte reported strong third quarter 2017 results. While there were no company specific reasons for its stock price’s decline during January 2018, the narrative centered around the upcoming data readout on Incyte’s melanoma drug, scheduled for later in the first quarter of 2018. At the end of the Reporting Period, we continued to like the company and believed recent positive data points position it well going into the readout. In our view, Incyte has a strong internal research and development capability that has produced a deep pipeline with many opportunities to grow revenues, positioning it well within its industry.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we did not use derivatives as part of an active management strategy.

PORTFOLIO RESULTS

Q	Did the Fund make any significant purchases or sales during the Reporting Period?

A	In addition to those purchases mentioned earlier, we established a Fund position in financial services and banking institution JPMorgan Chase, an addition attributed primarily to the Fund’s benchmark change to the S&P 500 Index. We are positive on the company’s ability to grow loans and gain market share. We are also encouraged by its management’s focus on utilizing technology to reduce costs and improve efficiency across business lines. Overall, we are positive on the company’s business outlook, and, at the time of purchase, we found the stock compelling from a risk/reward perspective.

Similarly, we initiated a Fund position in Bank of America given the Fund’s benchmark change. We are positive on the company as it has performed well even amongst its peers in the financials sector, due, in our view, to good banking fundamentals and its management’s emphasis on cost reductions. At the end of the Reporting Period, we believed Bank of America remained attractively valued and were positive on the company’s business outlook and its ability to capitalize on potentially higher growth and interest rates.

Conversely, in addition to those sales already mentioned, we sold the Fund’s position in multinational conglomerate 3M. In our view, 3M is currently undergoing a transition with revised earnings, particularly in its electronics business. We believe this is being driven by customers moving away from light-emitting diode (“LED”) to organic light-emitting diode (“OLED”) devices in televisions and smartphones. We think this trend will likely add headwinds to the company’s earnings in the near term. Thus, we exited the position to invest in what we consider to be relatively more attractive risk/reward ideas.

We exited the Fund’s position in cooking equipment manufacturer Middleby given the change in benchmark to the S&P 500 Index. With no reflection on our views on the company, we sold the position to allocate the proceeds to other names more in line with the new benchmark.

Q	Were there any changes to the Fund’s portfolio management team during the Reporting Period?

A	Effective August 31, 2017, Silverio Foresi became a portfolio manager for the Fund. Steven M. Barry continues to serve as a portfolio manager of the Fund.

Q	Were there any notable changes in the Fund’s weightings during the Reporting Period?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. We seek to outpace the benchmark index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. Consequently, changes in its sector weights are generally the direct result of individual stock selection or of stock appreciation or depreciation. That said, during the Reporting Period, the Fund’s exposure to consumer staples, financials, energy and telecommunication services increased and its allocations to information technology, health care, consumer discretionary, industrials and real estate decreased relative to the S&P 500 Index. The Fund’s position in cash decreased during the Reporting Period.

Q	How was the Fund positioned relative to its benchmark index at the end of February 2018?

A	At the end of February 2018, the Fund had underweighted positions compared to the S&P 500 Index in financials and was rather neutrally weighted to the S&P 500 Index in the remaining sectors of the S&P 500 Index with the exception of utilities to which the Fund had no exposure at all at the end of the Reporting Period.

FUND BASICS

Flexible Cap Fund

as of February 28, 2018

PERFORMANCE REVIEW
September 1, 2017–February 28, 2018	Fund Total Return (based on NAV)[1]	S&P 500® Index[2]	Russell 3000® Growth Index[3]
Class A	10.75%	10.84%	10.45%
Class C	10.38	10.84	10.45
Institutional	10.96	10.84	10.45
Investor	10.88	10.84	10.45
Class R	10.59	10.84	10.45
Class R6	10.95	10.84	10.45

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The S&P 500® Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The unmanaged Russell 3000® Growth Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Russell 3000® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[4]
For the period ended 12/31/17	One Year	Five Years	Since Inception	Inception Date
Class A	25.62%	14.43%	10.02%	1/31/08
Class C	30.62	14.85	9.84	1/31/08
Institutional	33.43	16.19	11.10	1/31/08
Investor	33.23	16.01	10.94	1/31/08
Class R	32.48	15.44	10.39	1/31/08
Class R6	33.41	N/A	10.87	7/31/15

[4]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS[5]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.95%	2.56%
Class C	1.70	3.31
Institutional	0.59	2.17
Investor	0.70	2.31
Class R	1.20	2.81
Class R6	0.58	2.16

[5]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/18[6]
Holding	% of Net Assets	Line of Business
Apple, Inc.	4.4%	Technology Hardware, Storage & Peripherals
Microsoft Corp.	3.5	Software
Utilities Select Sector SPDR Fund	2.6	Exchange Traded Funds
JPMorgan Chase & Co.	2.2	Banks
Amazon.com, Inc.	2.1	Internet & Direct Marketing Retail
iShares PHLX Semiconductor ETF	1.9	Exchange Traded Funds
Facebook, Inc. Class A	1.8	Internet Software & Services
Bank of America Corp.	1.8	Banks
Alphabet, Inc. Class C	1.6	Internet Software & Services
Alphabet, Inc. Class A	1.6	Internet Software & Services

[6]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[7]
As of February 28, 2018

[7]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. Underlying sector allocations of Exchange Traded Funds held by the Fund are not reflected in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

PORTFOLIO RESULTS

Goldman Sachs Growth Opportunities Fund

Portfolio Composition

The Fund invests primarily in medium-sized growth companies with a market capitalization between $1 billion and $10 billion. Since the Fund’s inception, the Goldman Sachs Fundamental Equity U.S. Equity Team has focused on several key investment criteria that it believes can drive a company’s growth over the long term. These characteristics are: dominant market share, established brand name, pricing power, recurring revenue stream, free cash flow, high returns on invested capital, predictable growth, sustainable growth, long product life cycle, enduring competitive advantage, favorable demographic trends and excellent management. The Team strives to purchase these companies at reasonable valuations in order to capture the full benefits of their growth.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Fundamental Equity U.S. Equity Team discusses the Goldman Sachs Growth Opportunities Fund’s (the “Fund”) performance and positioning for the six-month period ended February 28, 2018 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, C, Institutional, Service, Investor, R and R6 Shares generated cumulative total returns, without sales charges, of 11.06%, 10.65%, 11.24%, 10.97%, 11.22%, 10.95% and 11.27%, respectively. These returns compare to the 12.40% cumulative total return of the Fund’s benchmark, the Russell Midcap® Growth Index (with dividends reinvested) (the “Russell Index”), during the same period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund generated positive double-digit absolute returns, but stock selection overall detracted from the Fund’s performance relative to the Russell Index during the Reporting Period. Sector allocation as a whole also detracted from relative performance, albeit more modestly.

Q	Which equity market sectors most significantly affected Fund performance?

A	Detracting most from the Fund’s relative results was challenging stock selection in the consumer discretionary, industrials and information technology sectors. The sectors that contributed most positively to the Fund’s relative performance during the Reporting Period were materials, consumer staples and energy, wherein effective stock selection drove results.
Q	Which stocks detracted significantly from the Fund’s performance during the Reporting Period?

A	Detracting most from the Fund’s results relative to the Russell Index were positions in branded online travel services provider Expedia, telecommunication services company Altice USA and entertainment software company Electronic Arts.

In late October 2017, shares of Expedia came under pressure following a disappointing earnings release in which the company missed market expectations for both earnings and revenues while also lowering its full-year earnings guidance. The weaker than market expected results were explained by the company to be, in part, driven by soft bookings caused by the fall 2017 hurricanes. Lower than expected cash flows from its Trivago business also drew investor concern. Expedia’s share price declined again in February 2018 following another disappointing earnings release. While the company reported strong booked room nights, investors reacted negatively to earnings before interest, taxes, depreciation and amortization (“EBITDA”) well below market estimates. The results were explained by the company to be driven by its increase in investments in efforts to increase hotel supply, improve its marketing efforts and expand its infrastructure capabilities via the cloud. We believe these are high return on equity investments that should continue, in our view, to position the company well in the long term. Overall, at the end of the Reporting Period, we

PORTFOLIO RESULTS

remained confident in Expedia’s long-term growth prospects should it continue to strategically invest.

Altice USA provides cable and fiber infrastructure for broadband communications. In November 2017, the company reported solid earnings. However, its stock traded down largely driven, in our view, by its association with its French parent company, which owns approximately 70% of Altice USA. The parent company’s shares declined sharply during November 2017, as it reported third quarter 2017 results less than market expectations and provided a weaker outlook. Later in the Reporting Period, we decided to exit the position, as we felt the risk/reward profile of the company had become less compelling.

Electronic Arts announced earnings at the end of October 2017 in line with market expectations but did give slightly lower guidance for the following quarter. Its share price also came under pressure after the company temporarily suspended in-game purchases for its Star Wars Battlefront 2 game following a negative response from users regarding its micro-transaction methods. Later in the Reporting Period, Electronic Arts reported earnings in line with market expectations, results that alleviated investor fears following the challenged Star Wars game release. Following the positive move in its share price, we exited the Fund’s position in Electronic Arts in favor of what we viewed as other high quality growth companies at compelling valuations.

Q	What were some of the Fund’s best-performing individual stocks?

A	The Fund benefited most relative to the Russell Index from positions in pet food company Blue Buffalo Pet Products, labeling and packaging company Avery Dennison and oil and natural gas producer Diamondback Energy.

Shares of Blue Buffalo Pet Products spiked late in the Reporting Period following the announcement that General Mills was planning to purchase the pet food company for a considerable premium. In our view, Blue Buffalo Pet Products is a high quality growth company in the consumer space that was taking positive steps to expand its e-commerce capabilities. We believe the proposed premium being paid for the company is positive recognition of some of the characteristics we favored in the company. At the end of the Reporting Period, we continued to monitor the position as the acquisition nears completion.

Shares of Avery Dennison rose rather steadily during the Reporting Period, as the company reported earnings and sales growth that exceeded investor expectations. The accelerating growth in its core business was explained by the company to be driven by its gaining of market share. At the end of the Reporting Period, we believed Avery Dennison remained a high quality company led by a management team that has demonstrated an ability to deliver consistent growth in a challenged space.

Shares of Diamondback Energy gained modestly in October 2017 following the company’s earnings announcement. The company exceeded market expectations on earnings per share and raised its full-year production guidance. Much of the stock’s gains, however, came as crude oil prices increased, leading American oil exports to reach record levels. At the end of the Reporting Period, we believed Diamondback Energy would likely continue to benefit from its prime acreage in the Permian region of West Texas, which we view as presenting a long runway for consistent and robust earnings growth potential. Overall, we viewed the company as a well-capitalized oil and natural gas producer with superior land and a strong management team.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we did not use derivatives as part of an active management strategy.

Q	Did the Fund make any significant purchases or sales during the Reporting Period?

A	We re-initiated a Fund position in financial services technology company Fidelity National Information Services, having sold the Fund’s position in the company during the prior Reporting Period. The company focuses on retail and institutional banking, payments, asset and wealth management, risk and compliance, consulting and outsourcing solutions. We are positive on the company’s strong earnings and cash flow growth potential and believe a recent pull-back in its stock presented a renewed favorable risk/reward opportunity going forward. We further believe the company may be a beneficiary of tax reform, as it is focused on returning capital to shareholders through stock buybacks.

We established a Fund position in Hilton Worldwide Holdings, a leading global hospitality company. We are positive on what we view as its strong growth algorithm driven by both its project pipeline and ongoing international presence. We further believe Hilton Worldwide Holdings’ asset-light model positions it well for strong fee growth and margin expansion. Overall, we believe the company is a high

PORTFOLIO RESULTS

quality franchise with favorable growth prospects, and we like its track record of return capital to its shareholders.

Conversely, in addition to those sales already mentioned, we exited the Fund’s position in global commodity and financial products marketplace operator Intercontinental Exchange (“ICE”). During the Reporting Period, the U.S. Treasury Department published a report proposing several changes to the U.S. capital markets structure. We felt the uncertainty around the potential implications of such changes for ICE created a less compelling risk/reward opportunity. While we continue to believe ICE is a high quality growth company, we decided to sell the position given near-term uncertainties.

We sold the Fund’s position in home and office consumer products retailer Newell Brands. At the end of the third quarter of 2017, the company lowered its full-year earnings guidance due to Hurricane Harvey, which affected much of its Texas- and Louisiana-based manufacturing supply chain. Amidst a challenged consumer packaged goods space and increasing uncertainties around the business, we decided to exit the position and reallocate the capital to higher conviction names.

Q	Were there any changes to the Fund’s portfolio management team during the Reporting Period?

A	There were no changes to the Fund’s portfolio management team during the Reporting Period.

Q	Were there any notable changes in the Fund’s weightings during the Reporting Period?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. We seek to outpace the benchmark index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. Consequently, changes in its sector weights are generally the direct result of individual stock selection or of stock appreciation or depreciation. That said, during the Reporting Period, the Fund’s exposure to consumer discretionary increased and its allocations to financials, industrials and real estate decreased relative to the Russell Index.

Q	How was the Fund positioned relative to its benchmark index at the end of February 2018?

A	At the end of February 2018, the Fund had overweighted positions relative to the Russell Index in the health care and financials sectors. On the same date, the Fund had underweighted positions compared to the Russell Index in consumer discretionary and real estate. The Fund was rather neutrally weighted to the Index in consumer staples, information technology, materials, energy and industrials and had no positions at all in telecommunication services and utilities at the end of the Reporting Period.

FUND BASICS

Growth Opportunities Fund

as of February 28, 2018

PERFORMANCE REVIEW
September 1, 2017–February 28, 2018	Fund Total Return (based on NAV)[1]	Russell Midcap® Growth Index[2]
Class A	11.06%	12.40%
Class C	10.65	12.40
Institutional	11.24	12.40
Service	10.97	12.40
Investor	11.22	12.40
Class R	10.95	12.40
Class R6	11.27	12.40

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell Midcap® Growth Index is an unmanaged market capitalization weighted index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 12/31/17	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A	19.85%	10.84%	7.89%	10.52%	5/24/99
Class C	24.59	11.26	7.69	10.03	5/24/99
Institutional	27.20	12.53	8.91	11.29	5/24/99
Service	26.61	11.96	8.37	10.73	5/24/99
Investor	27.07	12.38	8.76	8.90	11/30/07
Class R	26.42	11.81	8.23	8.36	11/30/07
Class R6	27.24	N/A	N/A	7.51	7/31/15

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	1.29%	1.35%
Class C	2.04	2.10
Institutional	0.95	0.96
Service	1.45	1.46
Investor	1.04	1.10
Class R	1.54	1.60
Class R6	0.94	0.95

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/18[5]
Holding	% of Net Assets	Line of Business
Amphenol Corp. Class A	3.0%	Electronic Equipment, Instruments & Components
Roper Technologies, Inc.	2.9	Industrial Conglomerates
Zoetis, Inc.	2.5	Pharmaceuticals
Dunkin’ Brands Group, Inc.	2.2	Hotels, Restaurants & Leisure
Global Payments, Inc.	2.2	IT Services
The Middleby Corp.	2.2	Machinery
Edwards Lifesciences Corp.	2.0	Health Care Equipment & Supplies
Lam Research Corp.	2.0	Semiconductors & Semiconductor Equipment
Agilent Technologies, Inc.	2.0	Life Sciences Tools & Services
First Republic Bank	1.9	Banks

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[6]
As of February 28, 2018

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.3% of the Fund’s net assets as of February 28, 2018. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

PORTFOLIO RESULTS

Goldman Sachs Small/Mid Cap Growth Fund

Portfolio Composition

The Fund invests primarily in small and medium-sized growth companies with a market capitalization between $30 million and $60 billion. Since the Fund’s inception, the Goldman Sachs Fundamental Equity U.S. Equity Team has focused on several key investment criteria that it believes can drive a company’s growth over the long term. These characteristics are: dominant market share, established brand name, pricing power, recurring revenue stream, free cash flow, high returns on invested capital, predictable growth, sustainable growth, long product life cycle, enduring competitive advantage, favorable demographic trends and excellent management. The Team strives to purchase these companies at reasonable valuations in order to capture the full benefits of their growth.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Fundamental Equity U.S. Equity Team discusses the Goldman Sachs Small/Mid Cap Growth Fund’s (the “Fund”) performance and positioning for the six-month period ended February 28, 2018 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, C, Institutional, Service, Investor, R and R6 Shares generated cumulative total returns, without sales charges, of 12.20%, 11.75%, 12.36%, 12.14%, 12.33%, 12.03% and 12.35%, respectively. These returns compare to the 12.52% cumulative total return of the Fund’s benchmark, the Russell 2500® Growth Index (with dividends reinvested) (the “Russell Index”), during the same period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund generated positive double-digit absolute returns, but sector allocation as a whole detracted modestly from the Fund’s performance relative to the Russell Index during the Reporting Period. Stock selection overall contributed positively to relative performance.

Q	Which equity market sectors most significantly affected Fund performance?

A	Detracting from relative results most during the Reporting Period were industrials, health care and financials, wherein stock selection was challenging. Effective stock selection in the consumer staples, real estate and consumer discretionary sectors helped the Fund’s performance most relative to the Russell Index. Having an underweighted allocation to real estate, the weakest sector in the Russell Index during the Reporting Period, also buoyed the Fund’s relative results.

Q	Which stocks detracted significantly from the Fund’s performance during the Reporting Period?

A	Among those stocks detracting most from the Fund’s results relative to the Russell Index were positions in oncology-focused biopharmaceutical company TESARO, behavioral health care services company Acadia Healthcare and digital printing company Electronics for Imaging.

TESARO engages in the research and development of biopharmaceutical products. Its share price declined sharply in November 2017 in response to increased competition for its poly ADP ribose polymerase (“PARP”), an enzyme, inhibitor product. During the Reporting Period, its competitor received surprising approval from the Food and Drug Administration (“FDA”) for a similar product. Despite the news of increased competition, we continued to believe at the end of the Reporting Period that TESARO has a deep product pipeline that could provide meaningful upside. We also believe its stock’s valuation did not fully account for its potential earnings growth drivers.

Acadia Healthcare’s stock traded down sharply following a challenging third quarter 2017 earnings release that missed market expectations and lowered its guidance. The disappointing results were driven by weakness in its U.K. business due to staffing pressures explained by the company to be in part the ripple effect of Brexit. The company is also not expected to be a significant beneficiary of U.S. tax reform, as it is slightly more levered than its peers. Despite the near-term headwinds, we believed at the end of the Reporting Period that secular demand remained strong in the

PORTFOLIO RESULTS

behavioral health care space. We also viewed this industry as being capacity-constrained as it is typically challenging to open these types of facilities.

At the end of October 2017, Electronics for Imaging announced results that were lower than market estimates on both earnings per share and revenue and also cut fourth quarter 2017 guidance, causing its stock to decline sharply. While we believe the company could potentially benefit from favorable secular trends as analog continues to shift toward digital printing, we felt recent management missteps set up a less favorable risk/reward profile, and we therefore decided to exit the position and allocate capital elsewhere.

Q	What were some of the Fund’s best-performing individual stocks?

A	Among those stocks the Fund benefited most from relative to the Russell Index were positions in medical device company ABIOMED, ingredients and distillery products producer MGP Ingredients and oil and natural gas producer Diamondback Energy.

ABIOMED specializes in medical devices relating to heart issues. During the Reporting Period, the company announced strong results led by accelerating revenue growth, as hospital purchasing continues to shift toward ABIOMED’s technology, which has produced better patient outcomes and reduced hospital stays. The company’s organic growth appeared to be driven by strength across geographies. At the end of the Reporting Period, we remained positive on the company, as we believe its technology is still in the its early innings and could present a long runway for growth. We also believe its technology is highly differentiated and has limited competition and attractive margins.

MGP Ingredients reported strong third quarter 2017 results in November 2017, causing its stock to jump in price. Its earnings per share beat market estimates, driven by strong top-line revenue and better gross margins. Its net sales also grew due to robust sales of premium beverage alcohol. At the end of the Reporting Period, we were positive on the company and its ability to increase its margins, reflecting a favorable mix shift among beverages as well as increased demand for the company’s premium alcohol, whiskey, vodka and gin offerings. We believed the company had a strong management team and multiple opportunities to grow and capture market share.

Shares of Diamondback Energy gained modestly in October 2017 following the company’s earnings announcement. The company exceeded market expectations on earnings per share and raised its full-year production guidance. Much of the stock’s gains, however, came as crude oil prices increased, leading American oil exports to reach record levels. At the end of the Reporting Period, we believed Diamondback Energy would likely continue to benefit from its prime acreage in the Permian region of West Texas, which we view as presenting a long runway for consistent and robust earnings growth potential. Overall, we viewed the company as a well-capitalized oil and natural gas producer with superior land and a strong management team.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we did not use derivatives as part of an active management strategy.

Q	Did the Fund make any significant purchases or sales during the Reporting Period?

A	We initiated a Fund position in semiconductor producer Marvell Technology Group. The company has lagged its competitors in recent years due, in our view, to questionable asset allocation strategies, poor operating expense management and accounting and legal issues. The company recently appointed new members to its management team, who we believe can help the company’s performance turn around. We believe its management team has significant opportunities to accelerate revenues, expand margins and improve capital allocation decisions. Marvell Technology Group’s core businesses of storage and networking should, we believe, benefit from the secular growth of data demand consumption. Additionally, we believe there is upside potential in its recent acquisition of Cavium through cost and revenue synergies, as the companies have complementary customer bases, in our view. Overall, we believe Marvell Technology Group is an attractively valued company with a high quality management team that is positioned to benefit from several secular growth themes.

We established a Fund position in Proofpoint during the Reporting Period. Proofpoint is a security and compliance company that engages in the provision of cloud-based solutions. We believe Proofpoint could be a beneficiary of increased security spending, as companies focus more on cyber security measures given recent breaches. Further, we are positive on the company’s additional new products story, which, we believe, is beginning to resonate with existing customers. We also believe the company has a strong management team and represents, in our view, a solid multi-year growth story.

PORTFOLIO RESULTS

Conversely, in addition to the sale of Electronics for Imaging, mentioned earlier, we exited the Fund’s position in WABCO Holdings, a global leader in technology in the trucking industry. Following strong 2017 performance, we decided to eliminate the position as increasing uncertainties around both the regulatory landscape and international demand set up a less compelling risk/reward opportunity, in our view. While we continue to believe WABCO Holdings has strong research and development capabilities, we decided to sell the position and reallocate the capital to names in which we have higher conviction.

Q	Were there any changes to the Fund’s portfolio management team during the Reporting Period?

A	There were no changes to the Fund’s portfolio management team during the Reporting Period.

Q	Were there any notable changes in the Fund’s weightings during the Reporting Period?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. We seek to outpace the benchmark index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. Consequently, changes in its sector weights are generally the direct result of individual stock selection or of stock appreciation or depreciation. That said, during the Reporting Period, the Fund’s exposure to consumer discretionary, energy and financials increased and its allocations to health care and industrials decreased relative to the Russell Index.

Q	How was the Fund positioned relative to its benchmark index at the end of February 2018?

A	At the end of February 2018, the Fund had overweighted positions relative to the Russell Index in the financials and energy sectors. On the same date, the Fund had underweighted positions compared to the Russell Index in industrials, materials and real estate. The Fund was rather neutrally weighted to the Russell Index in consumer discretionary, information technology, consumer staples and health care and had no positions at all in telecommunication services and utilities at the end of the Reporting Period.

FUND BASICS

Small/Mid Cap Growth Fund

as of February 28, 2018

PERFORMANCE REVIEW
September 1, 2017–February 28, 2018	Fund Total Return (based on NAV)[1]	Russell 2500® Growth Index[2]
Class A	12.20%	12.52%
Class C	11.75	12.52
Institutional	12.36	12.52
Service	12.14	12.52
Investor	12.33	12.52
Class R	12.03	12.52
Class R6	12.35	12.52

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2500® Growth Index is an unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. The Russell 2500® Growth Index is constructed to provide a comprehensive and unbiased barometer of the small- to mid-cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate small- to mid-cap growth manager’s opportunity set. The Russell 2500® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 12/31/17	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A	20.73%	12.27%	9.01%	10.16%	6/30/05
Class C	25.66	12.71	8.80	9.80	6/30/05
Institutional	28.27	13.99	10.06	11.06	6/30/05
Service	27.62	13.42	9.51	10.51	6/30/05
Investor	28.05	13.83	9.90	9.98	11/30/07
Class R	27.48	13.27	9.36	9.44	11/30/07
Class R6	28.26	N/A	N/A	5.98	7/31/15

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	1.27%	1.30%
Class C	2.02	2.05
Institutional	0.91	0.91
Service	1.41	1.41
Investor	1.02	1.05
Class R	1.52	1.55
Class R6	0.90	0.90

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/18[5]
Holding	% of Net Assets	Line of Business
The Middleby Corp.	2.4%	Machinery
Lazard Ltd. Class A	2.3	Capital Markets
Dunkin’ Brands Group, Inc.	2.3	Hotels, Restaurants & Leisure
First Republic Bank	1.9	Banks
ABIOMED, Inc.	1.9	Health Care Equipment & Supplies
Black Knight, Inc.	1.8	IT Services
Sensata Technologies Holding NV	1.8	Electrical Equipment
Xylem, Inc.	1.8	Machinery
Global Payments, Inc.	1.8	IT Services
John Bean Technologies Corp.	1.7	Machinery

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[6]
As of February 28, 2018

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 1.2% of the Fund’s net assets as of February 28, 2018. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

PORTFOLIO RESULTS

Goldman Sachs Strategic Growth Fund

Portfolio Composition

The Fund invests primarily in U.S. equity investments. The Fund is more selective and focused than many mutual funds and there are typically 50 to 70 holdings in the portfolio. Since the Fund’s inception, the Goldman Sachs Fundamental Equity U.S. Equity Team has focused on several key investment criteria that it believes can drive a company’s growth over the long term. These characteristics are: dominant market share, established brand name, pricing power, recurring revenue stream, free cash flow, high returns on invested capital, predictable growth, sustainable growth, long product life cycle, enduring competitive advantage, favorable demographic trends and excellent management. The Team strives to purchase these companies at reasonable valuations in order to capture the full benefits of their growth.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Fundamental Equity U.S. Equity Team discusses the Goldman Sachs Strategic Growth Fund’s (the “Fund”) performance and positioning for the six-month period ended February 28, 2018 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, C, Institutional, Service, Investor, R6 and R Shares generated cumulative total returns, without sales charges, of 12.69%, 12.27%, 12.93%, 12.72%, 12.87%, 12.66% and 12.96%, respectively. These returns compare to the 13.94% cumulative total return of the Fund’s benchmark, the Russell 1000® Growth Index (with dividends reinvested) (the “Russell Index”), during the same period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund posted solid double-digit absolute gains, but stock selection overall detracted from the Fund’s performance relative to the Russell Index during the Reporting Period. Sector allocation as a whole also detracted.

Q	Which equity market sectors most significantly affected Fund performance?

A	Challenging stock selection in health care, consumer staples and real estate detracted from the Fund’s relative results most during the Reporting Period. The sectors that contributed most positively to the Fund’s relative performance during the Reporting Period were consumer discretionary, energy and materials, wherein effective stock selection drove results.

Q	Which stocks detracted significantly from the Fund’s performance during the Reporting Period?

A	Among the stocks detracting most from the Fund’s results relative to the Russell Index were biopharmaceutical company Incyte, data center real estate investment trust (“REIT”) Equinix and biotechnology company Shire.

Early in the Reporting Period, Incyte reported strong third quarter 2017 results. While there were no company specific reasons for its stock price’s decline during January 2018, the narrative centered around the upcoming data readout on Incyte’s melanoma drug, scheduled for later in the first quarter of 2018. At the end of the Reporting Period, we continued to like the company and believed recent positive data points position it well going into the readout. In our view, Incyte has a strong internal research and development capability that has produced a deep pipeline with many opportunities to grow revenues, positioning it well within its industry.

Shares of Equinix declined, as the data center REIT segment broadly was under pressure for much of the Reporting Period. Investors expected additional interest rate hikes in 2018, which could negatively impact REITs given their high yield component. More company specific, it was announced late in January 2018 that Equinix’s Chief Executive Officer (“CEO”) had unexpectedly resigned effective immediately. Despite the macro concerns and the departure of its CEO, we maintained our belief at the end of the Reporting Period that Equinix is an asset with compelling upside to revenues and free cash flow should it continue to capitalize on secular trends in technology.

PORTFOLIO RESULTS

Most of Shire’s stock price decline during the Reporting Period came in 2018, with its stock declining early in January 2018 following a health care conference, where Shire announced the creation of two separate business divisions within the company—one focused on neuroscience, the other on rare diseases. During the conference, Shire also announced lower than previously company-expected revenue guidance for 2020. Shire and the health care sector overall also experienced weakness later in January 2018 driven by fears of competitive headwinds following the announcement by Amazon, Berkshire Hathaway and JP Morgan to partner on health care. In February 2018, Shire reported mixed fourth quarter 2017 earnings, with sales and revenue guidance above market estimates. However, its margin guidance was lower than expected. Despite the volatility experienced by the stock during the Reporting Period, we continued to view the company at the end of the Reporting Period as a high quality business with opportunities in the rare diseases space, which we feel is one of the more attractive therapeutic areas. We also continued to feel that competitive concerns about its hemophilia business were overblown, as we believe it will likely take time for any new entrants to take market share in that space. In short, we remained positive on Shire at the end of the Reporting Period as a compelling growth business moving forward.

Q	What were some of the Fund’s best-performing individual stocks?

A	Among those stocks the Fund benefited most from relative to the Russell Index were positions in technology hardware manufacturer Cisco Systems, payments company MasterCard and oil and natural gas producer Diamondback Energy.

We initiated a new Fund position in Cisco Systems early in the Reporting Period. Cisco Systems designs, manufactures and sells Internet Protocol-based networking products and services related to the communications and information technology industries. In May 2017, prior to the start of the Reporting Period, its shares had dropped sharply, as the company announced earnings better than market estimates on revenue and earnings per share but with guidance lower than market expectations. Following the decline, we believed the company’s shares were attractively valued and took the opportunity to initiate a Fund position. Shares of Cisco Systems rose in November 2017, as the company reported earnings that were generally in line with market expectations but with earnings per share coming in slightly higher. Much of its outperformance, in our view, was due to continued market optimism about Cisco Systems’ solid execution and progress around many of its key strategic initiatives. Its stock also spiked in February 2018 when the company again reported strong quarterly earnings, beating market expectations on revenue and earnings per share. Its margins were also better than market expected, and its management gave higher future earnings guidance and announced a dividend increase. At the end of the Reporting Period, we were positive on the trajectory of the company, with its ongoing transition to a more recurring business model. We also continued to believe Cisco Systems is a high quality company, with what we consider to be its strong balance sheet, robust free cash flow and proven business model positioning it well moving forward. At the end of the Reporting Period, Cisco Systems was paying an above-average dividend and was utilizing much of its free cash flow for stock buybacks.

MasterCard’s earnings announcements during the Reporting Period beat market estimates on both revenue and earnings per share, driven by higher processed transactions and an increase in gross dollar volume. Its stock also benefited from strong performance across the information technology sector and payment companies broadly during the Reporting Period. At the end of the Reporting Period, we remained optimistic on the company’s ability to grow its core payments business through new client wins as well as to further differentiate itself by expanding to new growth areas such as consumer credit and peer-to-peer lending. We also were positive both on the company’s plans to accelerate investments, driven by the tax savings from recent tax reform, and on what we see as MasterCard’s strong operating trends, which we believe position it well relative to competitors.

Shares of Diamondback Energy gained modestly in October 2017 following the company’s earnings announcement. The company exceeded market expectations on earnings per share and raised its full-year production guidance. Much of the stock’s gains, however, came as crude oil prices increased, leading American oil exports to reach record levels. At the end of the Reporting Period, we believed Diamondback Energy would likely continue to benefit from its prime acreage in the Permian region of West Texas, which we view as presenting a long runway for consistent and robust earnings growth potential. Overall, we viewed the company as a well-capitalized oil and natural gas producer with superior land and a strong management team.

PORTFOLIO RESULTS

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we did not use derivatives as part of an active management strategy.

Q	Did the Fund make any significant purchases or sales during the Reporting Period?

A	We established a Fund position in integrated circuit manufacturer Analog Devices. The company engages in the design and manufacturing of analog, mixed signal and digital signal processing integrated circuits used in many types of electronic equipment. We feel the company has an attractive revenue growth and margin profile and has lagged the industry in recent years, presenting, in our view, an attractive buying opportunity.

We initiated a Fund position in courier delivery services company FedEx during the Reporting Period. We believe FedEx is a high quality growth company positioned well to benefit from secular growth themes as well as company-specific actions. We believe there are multiple growth catalysts for FedEx, as the company works to expand its margins through improved free cash flow conversion, led by organic growth and increased cost synergies from past acquisitions.

Conversely, we sold the Fund’s position in media and entertainment company Walt Disney Co. (“Disney”). While we continue to feel Disney has a strong brand name with good fundamentals and a commitment to share buybacks, we became less positive on the company moving forward given increasing competition and cord-cutting headwinds. (Cord-cutting is the practice of canceling or forgoing a cable television subscription or landline telephone connection in favor of an alternative Internet-based or wireless service.) We therefore decided to exit the position and allocate the capital to other ideas with what we considered to be more compelling risk/reward profiles.

We exited the Fund’s position in semiconductor company Texas Instruments. Texas Instruments was among the top positive contributors to the Fund’s relative results during the Reporting Period. The company reported quarterly results at the end of October 2017 that beat market estimates on earnings per share and revenue, driven by strength in both its industrials and autos segments. Its stock rose further throughout the Reporting Period, as technology companies in general performed well. In January 2018, we decided to remove the position from the Fund’s portfolio. Since adding Texas Instruments, the company easily outperformed the broad U.S. equity market and the semiconductor industry. While we continued to like the company and believed it to be a strong franchise with good management and diversified business, we felt this Fund’s portfolio had other positions with more attractive risk/reward profiles going forward.

Q	Were there any changes to the Fund’s portfolio management team during the Reporting Period?

A	Effective January 9, 2018, Timothy M. Leahy no longer served as a portfolio manager for the Fund. Steven M. Barry and Stephen E. Becker continue to serve as portfolio managers of the Fund.

Q	Were there any notable changes in the Fund’s weightings during the Reporting Period?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. We seek to outpace the benchmark index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. Consequently, changes in its sector weights are generally the direct result of individual stock selection or of stock appreciation or depreciation. That said, during the Reporting Period, the Fund’s exposure to materials increased and its allocations to consumer discretionary and consumer staples decreased relative to the Russell Index.

Q	How was the Fund positioned relative to its benchmark index at the end of February 2018?

A	At the end of February 2018, the Fund had an underweighted position compared to the Russell Index in information technology. The Fund was rather neutrally weighted in the remaining sectors of the Russell Index, with the exceptions of telecommunication services and utilities where the Fund had no positions at all at the end of the Reporting Period.

FUND BASICS

Strategic Growth Fund

as of February 28, 2018

PERFORMANCE REVIEW
September 1, 2017–February 28, 2018	Fund Total Return (based on NAV)[1]	Russell 1000® Growth Index[2]
Class A	12.69%	13.94%
Class C	12.27	13.94
Institutional	12.93	13.94
Service	12.72	13.94
Investor	12.87	13.94
Class R	12.66	13.94
Class R6	12.96	13.94

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 1000® Growth Index is an unmanaged index that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 12/31/17	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A	23.14%	13.93%	7.73%	4.50%	5/24/99
Class C	28.02	14.37	7.53	4.05	5/24/99
Institutional	30.89	15.70	8.77	5.24	5/24/99
Service	30.09	15.11	8.24	4.80	5/24/99
Investor	30.53	15.50	N/A	15.28	1/06/09
Class R	29.99	14.98	N/A	14.77	1/06/09
Class R6	30.73	N/A	N/A	11.28	7/31/15

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	1.14%	1.25%
Class C	1.89	2.00
Institutional	0.75	0.86
Service	1.25	1.36
Investor	0.89	1.00
Class R	1.39	1.50
Class R6	0.74	0.85

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/18[5]
Holding	% of Net Assets	Line of Business
Microsoft Corp.	5.9%	Software
Apple, Inc.	5.9	Technology Hardware, Storage & Peripherals
Amazon.com, Inc.	4.5	Internet & Direct Marketing Retail
Facebook, Inc. Class A	3.8	Internet Software & Services
Alphabet, Inc. Class A	3.2	Internet Software & Services
MasterCard, Inc. Class A	2.9	IT Services
Alphabet, Inc. Class C	2.4	Internet Software & Services
The Boeing Co.	2.0	Aerospace & Defense
Comcast Corp. Class A	2.0	Media
Analog Devices, Inc.	1.9	Semiconductors & Semiconductor Equipment

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[6]
As of February 28, 2018

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 1.2% of the Fund’s net assets as of February 28, 2018. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

PORTFOLIO RESULTS

Goldman Sachs Technology Opportunities Fund

Portfolio Composition

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowing for investment purposes (measured at time of purchase) in equity investments in technology companies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in approximately 30-40 companies that are considered by the Investment Adviser to benefit from the proliferation of technology. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets measured at the time of purchase in foreign securities, including securities of issuers in countries with emerging markets or economies and securities quoted in foreign currencies. The Fund may also invest in privately held companies and companies that only recently began to trade publicly.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Fundamental Equity U.S. Equity Team discusses the Goldman Sachs Technology Opportunities Fund’s (the “Fund”) performance and positioning for the six-month period ended February 28, 2018 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, C, Institutional, Service and Investor Shares generated cumulative total returns, without sales charges, of 16.77%, 16.35%, 17.00%, 16.71% and 16.92%, respectively. These returns compare to the 21.11% cumulative total return of the Fund’s benchmark, the S&P North American Technology Sector Index (the “S&P Technology Index”), during the same period.

The Fund’s Class R6 Shares generated a cumulative total return, without sales charges, of 9.65% since their inception on December 29, 2017 through February 28, 2018. This compares to the 10.08% cumulative total return of the S&P Technology Index during the same period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund posted robust double-digit absolute gains but underperformed the S&P Technology Index on a relative basis during the Reporting Period due to a combination of sector allocation and stock selection overall.

Q	Which equity market sectors most significantly affected Fund performance?

A	As both the Fund and the S&P Technology Index have the majority of their respective assets allocated to the information technology sector, broad equity market sector performance generally does not have a meaningful impact on relative performance. That said, detracting most from the Fund’s relative results was having exposure to the real estate sector, which is not a component of the S&P Technology Index and which significantly underperformed the S&P Technology Index during the Reporting Period. Stock selection in the information technology and consumer discretionary sectors also hurt the Fund’s relative results. Partially offsetting these detractors was the modestly positive contribution made by having an underweighted exposure to financials, which is not a component of the S&P Technology Index and which lagged the S&P Technology Index during the Reporting Period.

Q	Which stocks detracted significantly from the Fund’s performance during the Reporting Period?

A	Detracting most from the Fund’s results relative to the S&P Technology Index were positions in wireless communications and broadcast tower real estate investment trust (“REIT”) American Tower, data center REIT Equinix and branded online travel services provider Expedia.

Throughout the Reporting Period, American Tower’s stock experienced some volatility, as investors expected additional interest rate hikes in 2018, which could negatively affect REITs in general and the tower company in particular. The company also announced earnings at the end of February 2018 that were mixed, causing its stock to drop slightly. Despite the volatility around interest rates, we maintained our view at the end of the Reporting Period that American Tower may benefit from secular trends toward

PORTFOLIO RESULTS

growing data usage, taking advantage of its dominant market share, global expansion and additional investment opportunities to fuel long-term growth. With recurring revenue streams, strong organic leasing growth and what we consider to be an attractive valuation relative to its peers, we believed at the end of the Reporting Period that American Tower remained a high quality and durable growth company.

Shares of Equinix declined, as the data center REIT segment broadly was under pressure for much of the Reporting Period. Investors expected additional interest rate hikes in 2018, which could negatively impact REITs given their high yield component. More company specific, it was announced late in January 2018 that Equinix’s Chief Executive Officer (“CEO”) had unexpectedly resigned effective immediately. Despite the macro concerns and the departure of its CEO, we maintained our belief at the end of the Reporting Period that Equinix is an asset with compelling upside to revenues and free cash flow should it continue to capitalize on secular trends in technology.

In late October 2017, shares of Expedia came under pressure following a disappointing earnings release in which the company missed market expectations for both earnings and revenues while also lowering its full-year earnings guidance. The weaker than market expected results were explained by the company to be, in part, driven by soft bookings caused by the fall 2017 hurricanes. Lower than expected cash flows from its Trivago business also drew investor concern. Expedia’s share price declined again in February 2018 following another disappointing earnings release. While the company reported strong booked room nights, investors reacted negatively to earnings before interest, taxes, depreciation and amortization (“EBITDA”) well below market estimates. The results were explained by the company to be driven by its increase in investments in efforts to increase hotel supply, improve its marketing efforts and expand its infrastructure capabilities via the cloud. We believe these are high return on equity investments that should continue, in our view, to position the company well in the long term. Overall, at the end of the Reporting Period, we remained confident in Expedia’s long-term growth prospects should it continue to strategically invest.

Q	What were some of the Fund’s best-performing individual stocks?

A	Among those stocks the Fund benefited most from relative to the S&P Technology Index were positions in cloud-based services provider ServiceNow, semiconductor company Texas Instruments and software solutions developer Splunk.

ServiceNow provides cloud-based services to automate enterprise information technology operations. Its shares rose rather steadily through the Reporting Period, as the company announced strong results despite heightened expectations by investors. In particular, ServiceNow grew billings and subscriptions at what many investors considered to be impressive levels. At the end of the Reporting Period, we remained positive on the company, as we believe it continued to execute on its mission to bring superior functionality to its clients while also offering new products to its deep base of existing partners. We were also positive on ServiceNow as it works to invest at levels needed to sustain its current pace of growth. We believe the company has matured to the point it can create and execute long-term growth plans given what we see as its strong management team.

Texas Instruments reported quarterly results at the end of October 2017 that beat market estimates on earnings per share and revenue, driven by strength in both its industrials and autos segments. Its stock rose further throughout the Reporting Period, as technology companies in general performed well. In January 2018, we decided to remove the position from the Fund’s portfolio. Since adding Texas Instruments, the company easily outperformed the broad U.S. equity market and the semiconductor industry. While we continued to like the company and believed it to be a strong franchise with good management and diversified business, we felt this Fund’s portfolio had other positions with more attractive risk/reward profiles going forward.

Shares of Splunk spiked in November 2017 following reports of third quarter 2017 results that were well ahead of market expectations. Specifically, revenues, margins and profitability were better than the market expected. Importantly, the company also reported a solid outlook for its revenues and margins. Its shares continued to rise during the Reporting Period, as investors remained positive on the secular growth themes they expected to act as tailwinds for the company going forward. At the end of the Reporting Period, we remained optimistic on Splunk as what we view as one of the best secular platforms in technology. Our view is driven by the strength of Splunk’s partnerships with Amazon’s Web Services (“AWS”) and a growing global presence with service integrators like Accenture. Finally, at the end of the Reporting Period, we believed Splunk was well positioned to benefit from growing demand in web analytics and cybersecurity.

PORTFOLIO RESULTS

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we did not use derivatives as part of an active management strategy.

Q	Did the Fund make any significant purchases or sales during the Reporting Period?

A	We initiated a Fund position in integrated circuit manufacturer Analog Devices during the Reporting Period. The company engages in the design and manufacturing of analog, mixed signal and digital signal processing integrated circuits used in many types of electronic equipment. We feel the company has an attractive revenue growth and margin profile and has lagged the industry in recent years, presenting, in our view, an attractive buying opportunity.

We established a Fund position in semiconductor producer Marvell Technology Group. The company has lagged its competitors in recent years due, in our view, to questionable asset allocation strategies, poor operating expense management and accounting and legal issues. The company recently appointed new members to its management team, who we believe can help the company’s performance turn around. We believe its management team has significant opportunities to accelerate revenues, expand margins and improve capital allocation decisions. Marvell Technology Group’s core businesses of storage and networking should, we believe, benefit from the secular growth of data demand consumption. Additionally, we believe there is upside potential in its recent acquisition of Cavium through cost and revenue synergies, as the companies have complementary customer bases, in our view. Overall, we believe Marvell Technology Group is an attractively valued company with a high quality management team that is positioned to benefit from several secular growth themes.

Conversely, in addition to the sale of Texas Instruments mentioned earlier, we exited the Fund’s position in SBA Communications, a REIT that engages in the provision and ownership of wireless communications infrastructures. Following strong 2017 performance and what we viewed as a less favorable environment for REITs given their sensitivity to rising interest rates, we decided to sell the position. While we continue to like the company and believe it is well positioned to benefit from secular growth themes, we felt there were other companies that presented more attractive risk/reward profiles.

Q	Were there any changes to the Fund’s portfolio management team during the Reporting Period?

A	Effective January 9, 2018, Lawrence Tankel and Jonathan A. Nietzell no longer served as portfolio managers for the Fund, and Sung Cho and Charles “Brook” Dane became portfolio managers for the Fund. Steven M. Barry and Michael DeSantis continue to serve as portfolio managers of the Fund.

Q	Were there any notable changes in the Fund’s weightings during the Reporting Period?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. We seek to outpace the benchmark index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. Consequently, changes in its sector weights are generally the direct result of individual stock selection or of stock appreciation or depreciation. That said, during the Reporting Period, the Fund’s exposure to information technology increased relative to the S&P Technology Index. The Fund’s position in cash also increased during the Reporting Period; its exposure to health care increased; and its exposure to financials and real estate decreased.

Q	How was the Fund positioned relative to its benchmark index at the end of February 2018?

A	At the end of February 2018, the Fund’s was underweighted relative to the S&P Technology Index in the information technology and consumer discretionary sectors, the only two components of the S&P Technology Index. On the same date, the Fund had exposure to the health care and real estate sectors. The Fund had no exposure to the financials or telecommunication services sectors at the end of the Reporting Period.

FUND BASICS

Technology Opportunities Fund

as of February 28, 2018

PERFORMANCE REVIEW
September 1, 2017–February 28, 2018	Fund Total Return (based on NAV)[1]	S&P North American Technology Sector Index[2]
Class A	16.77%	21.11%
Class C	16.35	21.11
Institutional	17.00	21.11
Service	16.71	21.11
Investor	16.92	21.11

December 29, 2017–February 28, 2018
Class R6	9.65%	10.08%

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P North American Technology Sector Index provides investors with a benchmark that represents U.S. securities classified under the Global Industry Classification Standard (“GICS”)® technology sector and Internet retail sub-industry.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 12/31/17	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A	30.40%	16.09%	9.71%	6.11%	10/1/99
Class C	35.89	16.52	9.51	5.64	10/1/99
Institutional	38.54	17.86	10.77	6.87	10/1/99
Service	37.87	17.27	10.23	6.36	10/1/99
Investor	38.36	17.68	N/A	14.46	9/30/10
Class R6	N/A	N/A	N/A	0.00	12/29/17

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Investor and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	1.37%	1.46%
Class C	2.12	2.21
Institutional	0.98	1.07
Service	1.48	1.57
Investor	1.12	1.21
Class R6	0.97	1.06

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/18[5]
Holding	% of Net Assets	Line of Business
Amazon.com, Inc.	8.0%	Internet & Direct Marketing Retail
Facebook, Inc. Class A	5.7	Internet Software & Services
Microsoft Corp.	4.9	Software
Apple, Inc.	4.8	Technology Hardware, Storage & Peripherals
Alphabet, Inc. Class C	4.1	Internet Software & Services
MasterCard, Inc. Class A	3.9	IT Services
Alphabet, Inc. Class A	3.8	Internet Software & Services
Oracle Corp.	3.5	Software
Applied Materials, Inc.	3.3	Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	3.1	Semiconductors & Semiconductor Equipment

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[6]
As of February 28, 2018

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

FUND BASICS

Index Definitions

The Russell 3000® Index is a market capitalization weighted equity index maintained by the FTSE Russell that provides exposure to the entire U.S. stock market. The index tracks the performance of the 3,000 largest U.S.-traded stocks which represent about 98% of all U.S incorporated equity securities.

GOLDMAN SACHS BLUE CHIP FUND

Schedule of Investments

February 28, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 96.5%
Aerospace & Defense – 3.2%
288	The Boeing Co.	$104,316
1,078	United Technologies Corp.	145,250

		249,566

Air Freight & Logistics – 1.0%
306	FedEx Corp.	75,401

Banks – 8.4%
8,095	Bank of America Corp.	259,849
1,320	First Republic Bank	122,496
1,074	JPMorgan Chase & Co.	124,047
2,722	Wells Fargo & Co.	158,992

		665,384

Beverages – 1.2%
2,239	The Coca-Cola Co.	96,770

Biotechnology – 1.5%
897	Shire PLC ADR	114,816

Capital Markets – 1.9%
1,401	Northern Trust Corp.	148,324

Chemicals – 3.1%
2,071	DowDuPont, Inc.	145,591
239	The Sherwin-Williams Co.	95,978

		241,569

Communications Equipment – 2.6%
4,656	Cisco Systems, Inc.	208,496

Diversified Telecommunication Services – 1.9%
4,135	AT&T, Inc.	150,100

Electrical Equipment – 1.3%
765	Eaton Corp. PLC	61,736
624	Emerson Electric Co.	44,341

		106,077

Energy Equipment & Services – 1.1%
1,297	Schlumberger Ltd.	85,135

Equity Real Estate Investment Trusts (REITs) – 2.0%
1,102	American Tower Corp.	153,542

Food & Staples Retailing – 2.1%
1,860	Walmart, Inc.	167,419

Food Products – 0.6%
733	The Kraft Heinz Co.	49,148

Health Care Equipment & Supplies – 5.7%
5,149	Boston Scientific Corp.*	140,362
2,076	Danaher Corp.	202,991
1,375	Medtronic PLC	109,849

		453,202

Hotels, Restaurants & Leisure – 1.9%
944	McDonald’s Corp.	148,907

Shares	Description	Value
Common Stocks – (continued)
Household Products – 2.4%
1,494	Colgate-Palmolive Co.	$103,041
1,077	The Procter & Gamble Co.	84,566

		187,607

Industrial Conglomerates – 2.7%
1,401	Honeywell International, Inc.	211,705

Insurance – 1.2%
2,028	MetLife, Inc.	93,673

Internet & Direct Marketing Retail* – 5.7%
194	Amazon.com, Inc.	293,415
77	Booking Holdings, Inc.	156,621

		450,036

Internet Software & Services* – 6.3%
159	Alphabet, Inc. Class A	175,523
120	Alphabet, Inc. Class C	132,568
1,079	Facebook, Inc. Class A	192,407

		500,498

IT Services – 3.7%
1,673	MasterCard, Inc. Class A	294,046

Machinery – 0.8%
885	Xylem, Inc.	66,003

Media – 2.6%
2,831	Comcast Corp. Class A	102,510
1,005	The Walt Disney Co.	103,676

		206,186

Oil, Gas & Consumable Fuels – 5.0%
1,937	Chevron Corp.	216,789
1,439	Exxon Mobil Corp.	108,990
406	Pioneer Natural Resources Co.	69,113

		394,892

Personal Products – 0.6%
358	The Estee Lauder Cos., Inc. Class A	49,562

Pharmaceuticals – 5.5%
2,611	Eli Lilly & Co.	201,099
6,524	Pfizer, Inc.	236,887

		437,986

Road & Rail – 2.7%
1,632	Union Pacific Corp.	212,568

Semiconductors & Semiconductor Equipment – 2.1%
1,556	Texas Instruments, Inc.	168,593

Software – 6.0%
3,452	Microsoft Corp.	323,694
2,924	Oracle Corp.	148,159

		471,853

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BLUE CHIP FUND

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – 0.8%
773	Ross Stores, Inc.	$60,364

Technology Hardware, Storage & Peripherals – 2.9%
1,304	Apple, Inc.	232,268

Textiles, Apparel & Luxury Goods – 3.2%
3,722	NIKE, Inc. Class B	249,486

Tobacco – 2.8%
2,163	Philip Morris International, Inc.	223,979

TOTAL COMMON STOCKS
(Cost $6,701,460)		$7,625,161

Shares	Distribution Rate	Value
Investment Company(a) – 0.7%
Goldman Sachs Financial Square Government Fund – Institutional Shares
58,966	1.262%	$58,966
(Cost $58,966)

TOTAL INVESTMENTS – 97.2%
(Cost $6,760,426)		$7,684,127

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.8%		220,143

NET ASSETS – 100.0%		$7,904,270

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Represents an Affiliated Fund.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments

February 28, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.0%
Aerospace & Defense – 3.6%
25,286	General Dynamics Corp.	$5,624,871
17,604	Northrop Grumman Corp.	6,162,104
64,153	The Boeing Co.	23,236,858

		35,023,833

Air Freight & Logistics – 0.7%
29,233	FedEx Corp.	7,203,303

Auto Components – 0.9%
42,948	Aptiv PLC	3,922,441
100,454	Delphi Technologies PLC	4,796,678

		8,719,119

Automobiles*(a) – 0.2%
6,440	Tesla, Inc.	2,209,306

Banks – 1.5%
119,955	First Republic Bank	11,131,824
58,210	SunTrust Banks, Inc.	4,065,386

		15,197,210

Beverages – 2.1%
48,398	Brown-Forman Corp. Class B	3,377,696
85,585	Coca-Cola European Partners PLC	3,253,942
159,192	Monster Beverage Corp.*	10,087,997
88,549	The Coca-Cola Co.	3,827,088

		20,546,723

Biotechnology – 3.2%
60,723	Alkermes PLC*	3,466,069
76,555	Incyte Corp.*	6,519,424
10,918	Regeneron Pharmaceuticals, Inc.*	3,498,564
73,386	Shire PLC ADR	9,393,408
51,069	Vertex Pharmaceuticals, Inc.*	8,478,986

		31,356,451

Building Products – 0.4%
58,795	Fortune Brands Home & Security, Inc.	3,566,505

Capital Markets – 2.6%
15,141	Affiliated Managers Group, Inc.	2,867,100
54,810	Intercontinental Exchange, Inc.	4,005,515
38,733	Lazard Ltd. Class A	2,090,420
16,425	MSCI, Inc.	2,324,466
68,253	Northern Trust Corp.	7,225,945
38,339	S&P Global, Inc.	7,353,420

		25,866,866

Chemicals – 2.8%
61,942	Ashland Global Holdings, Inc.	4,386,733
44,707	DowDuPont, Inc.	3,142,902
49,198	Ecolab, Inc.	6,417,879
24,283	The Sherwin-Williams Co.	9,751,567
178,643	Valvoline, Inc.	4,092,711

		27,791,792

Commercial Services & Supplies – 0.3%
14,984	Cintas Corp.	2,557,169

Common Stocks – (continued)
Communications Equipment – 0.6%
138,978	Cisco Systems, Inc.	6,223,435

Construction Materials* – 0.1%
25,252	Summit Materials, Inc. Class A	798,721

Containers & Packaging – 0.3%
27,789	Avery Dennison Corp.	3,283,270

Distributors* – 0.3%
68,895	LKQ Corp.	2,719,975

Diversified Consumer Services* – 0.2%
22,309	Bright Horizons Family Solutions, Inc.	2,132,071

Electrical Equipment* – 0.8%
142,679	Sensata Technologies Holding NV	7,542,012

Electronic Equipment, Instruments & Components – 1.1%
113,904	Amphenol Corp. Class A	10,409,687

Energy Equipment & Services* – 0.3%
59,546	Dril-Quip, Inc.	2,682,547

Equity Real Estate Investment Trusts (REITs) – 1.6%
68,741	American Tower Corp.	9,577,684
16,864	Equinix, Inc.	6,612,374

		16,190,058

Food & Staples Retailing – 0.4%
21,721	Costco Wholesale Corp.	4,146,539

Food Products – 0.3%
41,942	The Kraft Heinz Co.	2,812,211

Health Care Equipment & Supplies – 3.6%
344,327	Boston Scientific Corp.*	9,386,354
75,682	Danaher Corp.	7,400,186
109,434	Edwards Lifesciences Corp.*	14,628,043
23,474	Nevro Corp.*(a)	1,904,211
22,729	West Pharmaceutical Services, Inc.	1,982,423

		35,301,217

Health Care Providers & Services – 2.1%
18,509	Humana, Inc.	5,031,116
67,417	UnitedHealth Group, Inc.	15,247,029

		20,278,145

Hotels, Restaurants & Leisure – 3.2%
41,569	Choice Hotels International, Inc.	3,290,186
75,376	Dunkin’ Brands Group, Inc.	4,514,269
30,945	Hilton Worldwide Holdings, Inc.	2,500,047
21,540	Las Vegas Sands Corp.	1,568,327
97,951	McDonald’s Corp.	15,450,791
49,737	Yum! Brands, Inc.	4,047,597

		31,371,217

Household Products – 0.9%
130,105	Colgate-Palmolive Co.	8,973,342

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CAPITAL GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)
Industrial Conglomerates – 2.9%
13,420	3M Co.	$3,160,544
127,138	Honeywell International, Inc.	19,211,823
21,048	Roper Technologies, Inc.	5,790,095

		28,162,462

Internet & Direct Marketing Retail – 7.2%
30,013	Amazon.com, Inc.*	45,393,162
5,456	Booking Holdings, Inc.*	11,097,722
14,768	Expedia, Inc.	1,553,151
43,995	Netflix, Inc.*	12,819,263

		70,863,298

Internet Software & Services* – 8.9%
22,844	Alphabet, Inc. Class A	25,217,948
23,867	Alphabet, Inc. Class C	26,366,591
23,945	eBay, Inc.	1,026,283
191,522	Facebook, Inc. Class A	34,152,203

		86,763,025

IT Services – 7.2%
39,834	Accenture PLC Class A	6,413,672
102,988	Black Knight, Inc.*	4,907,378
52,544	DXC Technology Co.	5,387,862
27,633	Fiserv, Inc.*	3,962,296
9,304	FleetCor Technologies, Inc.*	1,860,149
53,092	Global Payments, Inc.	6,020,102
176,964	MasterCard, Inc. Class A	31,103,192
35,761	Paychex, Inc.	2,329,114
70,271	PayPal Holdings, Inc.*	5,580,220
37,678	Total System Services, Inc.	3,313,780

		70,877,765

Life Sciences Tools & Services – 1.7%
85,498	Agilent Technologies, Inc.	5,864,308
32,065	Illumina, Inc.*	7,311,461
5,816	Mettler-Toledo International, Inc.*	3,583,936

		16,759,705

Machinery – 2.8%
19,653	Fortive Corp.	1,509,350
11,708	IDEX Corp.	1,601,654
35,005	John Bean Technologies Corp.	3,876,804
74,522	The Middleby Corp.*	8,961,271
26,783	WABCO Holdings, Inc.*	3,695,251
138,770	Welbilt, Inc.*	2,749,034
65,487	Xylem, Inc.	4,884,020

		27,277,384

Media – 2.7%
538,853	Comcast Corp. Class A	19,511,867
65,711	The Walt Disney Co.	6,778,747

		26,290,614

Oil, Gas & Consumable Fuels* – 0.6%
22,861	Concho Resources, Inc.	3,447,439
17,209	Diamondback Energy, Inc.	2,144,930

		5,592,369

Shares	Description	Value
Common Stocks – (continued)
Personal Products – 0.4%
28,421	The Estee Lauder Cos., Inc. Class A	$3,934,603

Pharmaceuticals – 2.2%
191,106	Eli Lilly & Co.	14,718,984
83,566	Zoetis, Inc.	6,757,147

		21,476,131

Professional Services – 0.1%
7,208	Equifax, Inc.	814,504

Road & Rail – 0.6%
114,118	CSX Corp.	6,130,419

Semiconductors & Semiconductor Equipment – 5.0%
129,124	Analog Devices, Inc.	11,640,528
129,791	Applied Materials, Inc.	7,474,664
34,971	Broadcom Ltd.	8,618,953
416,090	Marvell Technology Group Ltd.	9,773,954
46,504	NVIDIA Corp.	11,253,968

		48,762,067

Software – 9.6%
48,443	Activision Blizzard, Inc.	3,542,637
38,885	Adobe Systems, Inc.*	8,132,020
44,501	Autodesk, Inc.*	5,227,533
28,633	Electronic Arts, Inc.*	3,541,902
27,485	Intuit, Inc.	4,586,147
579,847	Microsoft Corp.	54,372,253
15,796	Proofpoint, Inc.*	1,692,857
53,980	salesforce.com, Inc.*	6,275,175
12,668	ServiceNow, Inc.*	2,039,675
19,825	Splunk, Inc.*	1,847,690
10,492	The Ultimate Software Group, Inc.*	2,501,922

		93,759,811

Specialty Retail – 1.9%
74,516	Ross Stores, Inc.	5,818,954
71,172	The Home Depot, Inc.	12,972,521

		18,791,475

Technology Hardware, Storage & Peripherals – 6.7%
371,411	Apple, Inc.	66,155,727

Textiles, Apparel & Luxury Goods – 2.2%
224,847	NIKE, Inc. Class B	15,071,494
44,459	PVH Corp.	6,414,545

		21,486,039

Tobacco – 2.2%
177,464	Altria Group, Inc.	11,171,359
98,354	Philip Morris International, Inc.	10,184,556

		21,355,915

TOTAL COMMON STOCKS
(Cost $586,639,004)		$970,156,037

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(b) – 0.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
17	1.262%	$17
(Cost $17)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $586,639,021)		$970,156,054

Securities Lending Reinvestment Vehicle(b) – 0.3%
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,847,955	1.262%	$2,847,955
(Cost $2,847,955)

TOTAL INVESTMENTS – 99.3%
(Cost $589,486,976)		$973,004,009

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		7,065,707

NET ASSETS – 100.0%		$980,069,716

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an Affiliated Fund.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

February 28, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.0%
Aerospace & Defense – 2.0%
8,925	Northrop Grumman Corp.	$3,124,107

Auto Components – 1.5%
26,446	Aptiv PLC	2,415,313

Beverages* – 2.2%
55,419	Monster Beverage Corp.	3,511,902

Biotechnology – 5.1%
30,399	Incyte Corp.*	2,588,779
22,942	Shire PLC ADR	2,936,576
15,036	Vertex Pharmaceuticals, Inc.*	2,496,427

		8,021,782

Capital Markets – 2.6%
38,156	Northern Trust Corp.	4,039,576

Communications Equipment – 2.5%
87,067	Cisco Systems, Inc.	3,898,860

Equity Real Estate Investment Trusts (REITs) – 3.6%
20,775	American Tower Corp.	2,894,581
7,165	Equinix, Inc.	2,809,396

		5,703,977

Food Products – 1.7%
40,401	The Kraft Heinz Co.	2,708,887

Health Care Equipment & Supplies – 6.2%
123,959	Boston Scientific Corp.*	3,379,122
41,634	Danaher Corp.	4,070,973
16,467	Edwards Lifesciences Corp.*	2,201,144

		9,651,239

Hotels, Restaurants & Leisure – 2.8%
27,354	McDonald’s Corp.	4,314,820

Household Products – 1.9%
42,598	Colgate-Palmolive Co.	2,937,984

Industrial Conglomerates – 5.0%
30,923	Honeywell International, Inc.	4,672,775
11,761	Roper Technologies, Inc.	3,235,333

		7,908,108

Internet & Direct Marketing Retail* – 7.8%
4,679	Amazon.com, Inc.	7,076,754
1,408	Booking Holdings, Inc.	2,863,928
7,654	Netflix, Inc.	2,230,222

		12,170,904

Internet Software & Services* – 10.2%
5,182	Alphabet, Inc. Class A	5,720,513
2,814	Alphabet, Inc. Class C	3,108,710
39,818	Facebook, Inc. Class A	7,100,346

		15,929,569

IT Services – 3.2%
28,967	MasterCard, Inc. Class A	5,091,240

Life Sciences Tools & Services* – 1.3%
9,255	Illumina, Inc.	2,110,325

Machinery – 3.3%
25,126	The Middleby Corp.*	3,021,402

Common Stocks – (continued)
Machinery (continued)
29,240	Xylem, Inc.	$2,180,719

		5,202,121

Media – 2.7%
115,586	Comcast Corp. Class A	4,185,369

Oil, Gas & Consumable Fuels* – 1.8%
22,047	Diamondback Energy, Inc.	2,747,938

Pharmaceuticals – 2.3%
46,076	Eli Lilly & Co.	3,548,774

Road & Rail – 1.8%
51,237	CSX Corp.	2,752,452

Semiconductors & Semiconductor Equipment – 4.5%
53,507	Analog Devices, Inc.	4,823,656
8,953	NVIDIA Corp.	2,166,626

		6,990,282

Software – 11.5%
15,908	Electronic Arts, Inc.*	1,967,820
12,822	Intuit, Inc.	2,139,479
112,528	Microsoft Corp.	10,551,750
28,925	salesforce.com, Inc.*	3,362,531

		18,021,580

Technology Hardware, Storage & Peripherals – 5.9%
51,718	Apple, Inc.	9,212,010

Textiles, Apparel & Luxury Goods – 2.8%
64,323	NIKE, Inc. Class B	4,311,571

Tobacco – 1.8%
27,284	Philip Morris International, Inc.	2,825,258

TOTAL COMMON STOCKS
(Cost $103,830,038)		$153,335,948

Shares	Distribution Rate	Value
Investment Companies(a) – 0.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
650,775	1.262%	$650,775
(Cost $650,775)

TOTAL INVESTMENTS – 98.4%
(Cost $104,480,813)		$153,986,723

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		2,559,219

NET ASSETS – 100.0%		$156,545,942

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Represents an Affiliated Fund.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments

February 28, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 93.1%
Aerospace & Defense – 4.4%
628	General Dynamics Corp.	$139,699
385	Huntington Ingalls Industries, Inc.	100,874
457	L3 Technologies, Inc.	94,850
634	Raytheon Co.	137,901
722	The Boeing Co.	261,516
1,249	United Technologies Corp.	168,290

		903,130

Auto Components – 1.0%
1,239	Aptiv PLC	113,158
1,952	Delphi Technologies PLC	93,208

		206,366

Banks – 6.6%
11,413	Bank of America Corp.	366,357
1,678	Commerce Bancshares, Inc.	96,938
1,531	East West Bancorp, Inc.	100,357
1,097	First Republic Bank	101,802
3,843	JPMorgan Chase & Co.	443,867
1,947	Synovus Financial Corp.	95,987
2,186	Wells Fargo & Co.	127,684

		1,332,992

Beverages – 1.6%
1,613	Monster Beverage Corp.*	102,216
5,110	The Coca-Cola Co.	220,854

		323,070

Biotechnology – 1.2%
881	Incyte Corp.*	75,026
490	Shire PLC ADR	62,720
640	Vertex Pharmaceuticals, Inc.*	106,259

		244,005

Building Products – 0.8%
1,425	Fortune Brands Home & Security, Inc.	86,440
912	Owens Corning	74,146

		160,586

Capital Markets – 3.9%
530	Affiliated Managers Group, Inc.	100,361
649	Ameriprise Financial, Inc.	101,529
1,609	Lazard Ltd. Class A	86,838
667	MSCI, Inc.	94,394
1,139	Northern Trust Corp.	120,586
770	S&P Global, Inc.	147,686
2,617	The Bank of New York Mellon Corp.	149,247

		800,641

Chemicals – 1.9%
798	Celanese Corp. Series A	80,486
2,033	DowDuPont, Inc.	142,920
2,819	Huntsman Corp.	90,969
2,547	Olin Corp.	82,778

		397,153

Common Stocks – (continued)
Communications Equipment – 2.3%
6,378	Cisco Systems, Inc.	285,607
1,989	CommScope Holding Co., Inc.*	76,994
3,934	Juniper Networks, Inc.	100,947

		463,548

Construction & Engineering – 0.4%
1,421	Jacobs Engineering Group, Inc.	86,766

Consumer Finance – 0.6%
1,526	Discover Financial Services	120,295

Containers & Packaging – 1.0%
898	Avery Dennison Corp.	106,099
1,655	Berry Global Group, Inc.*	90,032

		196,131

Diversified Telecommunication Services – 1.4%
7,788	AT&T, Inc.	282,704

Electrical Equipment – 1.4%
1,420	Eaton Corp. PLC	114,594
622	Hubbell, Inc.	81,513
1,672	Sensata Technologies Holding NV*	88,382

		284,489

Electronic Equipment, Instruments & Components – 0.5%
1,135	Amphenol Corp. Class A	103,728

Energy Equipment & Services – 0.5%
2,324	Halliburton Co.	107,880

Equity Real Estate Investment Trusts (REITs) – 2.5%
780	American Tower Corp.	108,677
2,464	Chesapeake Lodging Trust	63,719
200	Equinix, Inc.	78,420
728	Equity LifeStyle Properties, Inc.	61,596
1,244	Highwoods Properties, Inc.	53,505
1,878	Pebblebrook Hotel Trust	63,871
505	SBA Communications Corp.*	79,421

		509,209

Food & Staples Retailing – 1.8%
3,422	The Kroger Co.	92,805
2,507	US Foods Holding Corp.*	83,709
2,122	Walmart, Inc.	191,001

		367,515

Food Products – 0.5%
2,614	Conagra Brands, Inc.	94,444

Health Care Equipment & Supplies – 3.5%
2,654	Abbott Laboratories	160,116
3,337	Boston Scientific Corp.*	90,967
1,232	Danaher Corp.	120,465
680	Edwards Lifesciences Corp.*	90,895
2,048	Medtronic PLC	163,615
694	Zimmer Biomet Holdings, Inc.	80,677

		706,735

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FLEXIBLE CAP FUND

Shares	Description	Value
Common Stocks – (continued)
Health Care Providers & Services – 2.7%
662	Aetna, Inc.	$117,214
362	Humana, Inc.	98,399
497	Laboratory Corp. of America Holdings*	85,832
1,113	UnitedHealth Group, Inc.	251,716

		553,161

Hotels, Restaurants & Leisure – 2.9%
1,493	Dunkin’ Brands Group, Inc.	89,416
2,242	Hilton Grand Vacations, Inc.*	96,764
1,280	Las Vegas Sands Corp.	93,197
1,266	McDonald’s Corp.	199,699
1,461	Yum! Brands, Inc.	118,896

		597,972

Household Products – 0.6%
1,765	Colgate-Palmolive Co.	121,732

Industrial Conglomerates – 1.2%
741	Carlisle Cos., Inc.	76,256
1,161	Honeywell International, Inc.	175,439

		251,695

Insurance – 2.7%
833	American Financial Group, Inc.	93,963
1,060	Arch Capital Group Ltd.*	93,534
2,927	MetLife, Inc.	135,198
2,216	The Progressive Corp.	127,597
1,149	Torchmark Corp.	98,090

		548,382

Internet & Direct Marketing Retail – 2.6%
279	Amazon.com, Inc.*	421,974
1,084	Expedia, Inc.	114,004

		535,978

Internet Software & Services* – 5.1%
289	Alphabet, Inc. Class A	319,033
302	Alphabet, Inc. Class C	333,628
2,106	Facebook, Inc. Class A	375,542

		1,028,203

IT Services – 3.9%
1,650	Black Knight, Inc.*	78,622
1,988	Booz Allen Hamilton Holding Corp.	75,405
1,134	Fidelity National Information Services, Inc.	110,202
781	Fiserv, Inc.*	111,988
886	Global Payments, Inc.	100,463
1,257	MasterCard, Inc. Class A	220,930
1,029	Total System Services, Inc.	90,501

		788,111

Leisure Products – 0.5%
1,624	Brunswick Corp.	92,893

Life Sciences Tools & Services – 1.6%
1,198	Agilent Technologies, Inc.	82,171
415	Illumina, Inc.*	94,628
123	Mettler-Toledo International, Inc.*	75,795

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
994	PerkinElmer, Inc.	75,882

		328,476

Machinery – 1.3%
579	IDEX Corp.	79,207
1,393	PACCAR, Inc.	99,725
1,267	Xylem, Inc.	94,493

		273,425

Media – 1.8%
4,067	Comcast Corp. Class A	147,266
2,025	Live Nation Entertainment, Inc.*	90,720
1,320	The Walt Disney Co.	136,171

		374,157

Metals & Mining – 0.5%
2,073	Steel Dynamics, Inc.	95,876

Oil, Gas & Consumable Fuels – 4.6%
1,782	Anadarko Petroleum Corp.	101,645
2,287	Chevron Corp.	255,961
2,446	ConocoPhillips	132,842
6,947	Encana Corp.	72,944
1,820	EQT Corp.	91,564
1,601	Marathon Petroleum Corp.	102,560
598	Pioneer Natural Resources Co.	101,798
2,084	RSP Permian, Inc.*	79,838

		939,152

Personal Products – 0.5%
779	The Estee Lauder Cos., Inc. Class A	107,845

Pharmaceuticals – 4.1%
2,384	Bristol-Myers Squibb Co.	157,821
1,574	Eli Lilly & Co.	121,229
1,593	Johnson & Johnson	206,899
6,800	Pfizer, Inc.	246,908
1,352	Zoetis, Inc.	109,323

		842,180

Road & Rail – 0.9%
1,352	Union Pacific Corp.	176,098

Semiconductors & Semiconductor Equipment – 1.7%
2,477	Applied Materials, Inc.	142,651
3,533	Marvell Technology Group Ltd.	82,990
94	NVIDIA Corp.	22,748
1,332	Xilinx, Inc.	94,905

		343,294

Software – 6.5%
1,043	Citrix Systems, Inc.*	95,956
702	Intuit, Inc.	117,136
7,543	Microsoft Corp.	707,307
3,940	Oracle Corp.	199,640
858	Red Hat, Inc.*	126,469
1,965	Verint Systems, Inc.*	76,438

		1,322,946

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – 2.3%
798	Burlington Stores, Inc.*	$97,867
1,706	Lowe’s Cos., Inc.	152,841
1,536	Ross Stores, Inc.	119,946
490	The Home Depot, Inc.	89,312

		459,966

Technology Hardware, Storage & Peripherals – 4.4%
4,975	Apple, Inc.	886,147

Textiles, Apparel & Luxury Goods – 0.9%
1,127	NIKE, Inc. Class B	75,543
708	PVH Corp.	102,150

		177,693

Tobacco – 2.0%
2,864	Altria Group, Inc.	180,289
2,126	Philip Morris International, Inc.	220,147

		400,436

TOTAL COMMON STOCKS
(Cost $14,756,118)		$18,937,205

Exchange Traded Funds – 6.3%
1,028	Consumer Staples Select Sector SPDR Fund	$54,905
1,054	Energy Select Sector SPDR Fund	70,344
1,606	iShares Nasdaq Biotechnology ETF	173,577
2,110	iShares PHLX Semiconductor ETF	390,097
232	SPDR S&P 500 ETF Trust	63,023
10,824	Utilities Select Sector SPDR Fund	531,025

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,346,118)		$1,282,971

TOTAL INVESTMENTS – 99.4%
(Cost $16,102,236)		$20,220,176

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		119,278

NET ASSETS – 100.0%		$20,339,454

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.

Investment Abbreviations:
ADR	—American Depositary Receipt
ETF	—Exchange Traded Fund
PLC	—Public Limited Company

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments

February 28, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.2%
Aerospace & Defense – 2.1%
168,461	HEICO Corp.	$14,420,262
62,620	HEICO Corp. Class A	4,539,950
161,086	L3 Technologies, Inc.	33,433,399

		52,393,611

Auto Components – 0.6%
131,592	Aptiv PLC	12,018,297
43,789	Delphi Technologies PLC	2,090,925

		14,109,222

Banks – 2.7%
325,024	Eagle Bancorp, Inc.*	19,842,715
514,571	First Republic Bank	47,752,189

		67,594,904

Beverages – 2.6%
408,116	Brown-Forman Corp. Class B	28,482,416
549,280	Monster Beverage Corp.*	34,807,873

		63,290,289

Biotechnology* – 4.4%
107,769	Agios Pharmaceuticals, Inc.(a)	8,663,550
430,988	Alkermes PLC(a)	24,600,795
27,641	Bluebird Bio, Inc.	5,555,841
742,584	Exelixis, Inc.	19,158,667
188,312	Incyte Corp.	16,036,650
221,663	Neurocrine Biosciences, Inc.	18,715,007
277,703	Seattle Genetics, Inc.	14,995,962

		107,726,472

Building Products – 0.9%
368,456	Fortune Brands Home & Security, Inc.	22,350,541

Capital Markets – 5.8%
89,613	Affiliated Managers Group, Inc.	16,969,118
874,745	Lazard Ltd. Class A	47,209,987
230,285	MSCI, Inc.	32,589,933
424,555	Northern Trust Corp.	44,947,638

		141,716,676

Chemicals – 3.4%
326,585	Ashland Global Holdings, Inc.	23,128,750
52,409	The Sherwin-Williams Co.	21,046,406
1,758,105	Valvoline, Inc.	40,278,186

		84,453,342

Containers & Packaging – 1.5%
319,467	Avery Dennison Corp.	37,745,026

Distributors* – 0.7%
453,083	LKQ Corp.	17,887,717

Diversified Consumer Services* – 1.6%
408,387	Bright Horizons Family Solutions, Inc.	39,029,546

Electrical Equipment – 3.1%
217,807	Hubbell, Inc.	28,543,607

Common Stocks – (continued)
Electrical Equipment – (continued)
898,225	Sensata Technologies Holding NV*(a)	47,480,174

		76,023,781

Electronic Equipment, Instruments & Components – 3.0%
803,219	Amphenol Corp. Class A	73,406,184

Energy Equipment & Services* – 0.6%
347,669	Dril-Quip, Inc.	15,662,488

Equity Real Estate Investment Trusts (REITs)* – 1.5%
239,814	SBA Communications Corp.	37,715,548

Food Products* – 1.1%
695,391	Blue Buffalo Pet Products, Inc.	27,857,364

Health Care Equipment & Supplies – 4.0%
57,555	ABIOMED, Inc.*	15,435,100
374,129	Edwards Lifesciences Corp.*	50,009,823
261,595	Nevro Corp.*	21,220,586
51,276	The Cooper Cos., Inc.	11,820,144

		98,485,653

Hotels, Restaurants & Leisure – 5.9%
238,550	Choice Hotels International, Inc.	18,881,233
32,517	Domino’s Pizza, Inc.	7,232,106
908,301	Dunkin’ Brands Group, Inc.	54,398,147
488,250	Hilton Worldwide Holdings, Inc.	39,445,717
302,887	Yum! Brands, Inc.	24,648,944

		144,606,147

Industrial Conglomerates – 2.9%
262,763	Roper Technologies, Inc.	72,283,474

Internet & Direct Marketing Retail – 1.4%
320,811	Expedia, Inc.	33,739,693

Internet Software & Services* – 1.9%
557,448	GoDaddy, Inc. Class A	33,340,965
89,581	IAC/InterActiveCorp.	13,339,507

		46,680,472

IT Services – 10.1%
867,181	Black Knight, Inc.*	41,321,175
214,160	DXC Technology Co.	21,959,966
421,971	Fidelity National Information Services, Inc.	41,007,142
282,782	Fiserv, Inc.*	40,548,111
474,488	Global Payments, Inc.	53,802,194
219,908	Square, Inc. Class A*	10,126,763
441,966	Total System Services, Inc.	38,870,910

		247,636,261

Life Sciences Tools & Services – 5.5%
705,604	Agilent Technologies, Inc.	48,397,378
207,848	Illumina, Inc.*	47,393,501
37,912	Mettler-Toledo International, Inc.*	23,362,133
201,925	PRA Health Sciences, Inc.*	16,961,700

		136,114,712

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Machinery – 7.9%
551,096	Fortive Corp.	$42,324,173
184,455	IDEX Corp.	25,233,444
227,789	John Bean Technologies Corp.	25,227,632
441,058	The Middleby Corp.*	53,037,224
426,538	Welbilt, Inc.*	8,449,718
545,423	Xylem, Inc.	40,677,647

		194,949,838

Oil, Gas & Consumable Fuels* – 2.0%
159,045	Concho Resources, Inc.	23,983,986
198,521	Diamondback Energy, Inc.	24,743,657

		48,727,643

Pharmaceuticals – 2.5%
764,217	Zoetis, Inc.	61,794,587

Road & Rail – 0.7%
120,946	Old Dominion Freight Line, Inc.	16,801,818

Semiconductors & Semiconductor Equipment – 5.8%
427,446	Analog Devices, Inc.	38,534,257
254,107	Lam Research Corp.	48,752,969
1,377,240	Marvell Technology Group Ltd.	32,351,368
166,568	Maxim Integrated Products, Inc.	10,150,654
185,425	Xilinx, Inc.	13,211,531

		143,000,779

Software – 7.5%
334,877	Autodesk, Inc.*	39,338,001
259,326	Intuit, Inc.	43,271,136
124,558	Proofpoint, Inc.*	13,348,881
260,460	Red Hat, Inc.*	38,391,804
152,919	ServiceNow, Inc.*	24,621,488
272,939	Splunk, Inc.*	25,437,915

		184,409,225

Specialty Retail – 3.0%
290,636	Five Below, Inc.*	19,429,017
310,456	Hudson Ltd. Class A*	4,846,218
549,717	Ross Stores, Inc.	42,927,400
31,616	Ulta Salon, Cosmetics & Fragrance, Inc.*	6,429,114

		73,631,749

Textiles, Apparel & Luxury Goods – 2.5%
277,023	PVH Corp.	39,968,879
526,224	Skechers U.S.A., Inc. Class A*	21,533,086

		61,501,965

TOTAL COMMON STOCKS
(Cost $1,792,473,626)		$2,443,326,727

Investment Company(b) – 0.7%
Goldman Sachs Financial Square Government Fund – Institutional Shares
16,561,617	1.262%	$16,561,617
(Cost $16,561,617)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $1,809,035,243)		$2,459,888,344

Securities Lending Reinvestment Vehicle(b) – 0.3%
Goldman Sachs Financial Square Government Fund – Institutional Shares
7,326,856	1.262%	$7,326,856
(Cost $7,326,856)

TOTAL INVESTMENTS – 100.2%
(Cost $1,816,362,099)		$2,467,215,200

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(4,989,431)

NET ASSETS – 100.0%		$2,462,225,769

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an Affiliated Fund.

Investment Abbreviations:
PLC—	Public Limited Company

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

February 28, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.4%
Aerospace & Defense – 2.2%
158,801	HEICO Corp.	$13,593,366
58,987	HEICO Corp. Class A	4,276,557
155,362	L3 Technologies, Inc.	32,245,383

		50,115,306

Auto Components – 0.4%
212,950	Delphi Technologies PLC	10,168,363

Banks – 3.4%
561,164	Eagle Bancorp, Inc.*	34,259,062
479,632	First Republic Bank	44,509,850

		78,768,912

Beverages – 1.3%
343,346	MGP Ingredients, Inc.	28,813,596

Biotechnology* – 9.4%
563,844	ACADIA Pharmaceuticals, Inc.	14,048,173
332,793	Acceleron Pharma, Inc.	13,954,010
296,030	Agios Pharmaceuticals, Inc.	23,797,852
897,944	Alder Biopharmaceuticals, Inc.	12,481,422
552,719	Alkermes PLC	31,549,200
87,175	Bluebird Bio, Inc.	17,522,175
918,366	Exelixis, Inc.	23,693,843
304,362	Neurocrine Biosciences, Inc.	25,697,284
116,032	Sarepta Therapeutics, Inc.	7,283,329
379,429	Seattle Genetics, Inc.	20,489,166
216,169	TESARO, Inc.(a)	11,939,014
293,218	Ultragenyx Pharmaceutical, Inc.	14,018,752

		216,474,220

Building Products – 1.2%
435,755	Fortune Brands Home & Security, Inc.	26,432,898

Capital Markets – 5.9%
144,340	Affiliated Managers Group, Inc.	27,332,222
243,843	Evercore, Inc. Class A	22,689,591
990,581	Lazard Ltd. Class A	53,461,657
235,547	MSCI, Inc.	33,334,612

		136,818,082

Chemicals – 2.6%
307,892	Ashland Global Holdings, Inc.	21,804,911
1,644,369	Valvoline, Inc.	37,672,494

		59,477,405

Commercial Services & Supplies – 0.8%
401,599	Healthcare Services Group, Inc.	18,244,643

Construction Materials* – 1.0%
699,880	Summit Materials, Inc. Class A	22,137,204

Consumer Finance* – 1.1%
2,206,823	SLM Corp.	24,076,439

Containers & Packaging – 1.5%
297,776	Avery Dennison Corp.	35,182,234

Common Stocks – (continued)
Diversified Consumer Services* – 1.7%
406,320	Bright Horizons Family Solutions, Inc.	38,832,002

Electrical Equipment – 3.3%
260,532	Hubbell, Inc.	34,142,719
800,956	Sensata Technologies Holding NV*	42,338,534

		76,481,253

Electronic Equipment, Instruments & Components – 2.4%
515,696	Badger Meter, Inc.	24,547,130
292,010	Cognex Corp.	15,683,857
69,726	Coherent, Inc.*	14,583,890

		54,814,877

Energy Equipment & Services* – 0.4%
226,707	Dril-Quip, Inc.	10,213,150

Equity Real Estate Investment Trusts (REITs)* – 0.7%
105,899	SBA Communications Corp.	16,654,736

Food Products* – 1.2%
713,046	Blue Buffalo Pet Products, Inc.	28,564,623

Health Care Equipment & Supplies – 6.8%
164,731	ABIOMED, Inc.*	44,177,560
102,866	ICU Medical, Inc.*	23,787,762
87,388	IDEXX Laboratories, Inc.*	16,361,655
227,469	Neogen Corp.*	13,254,619
345,922	Nevro Corp.*	28,061,193
68,106	The Cooper Cos., Inc.	15,699,795
176,220	West Pharmaceutical Services, Inc.	15,369,908

		156,712,492

Health Care Providers & Services* – 0.8%
469,787	Acadia Healthcare Co., Inc.	17,898,885

Health Care Technology* – 0.7%
121,754	athenahealth, Inc.	17,013,904

Hotels, Restaurants & Leisure – 6.5%
295,981	Choice Hotels International, Inc.	23,426,896
40,524	Domino’s Pizza, Inc.	9,012,943
876,698	Dunkin’ Brands Group, Inc.	52,505,443
313,924	Shake Shack, Inc. Class A*(a)	12,239,897
93,791	Vail Resorts, Inc.	19,308,753
717,316	Wingstop, Inc.	32,501,588

		148,995,520

Household Durables* – 0.3%
260,925	M/I Homes, Inc.	7,579,871

Insurance*(a) – 0.4%
287,324	Trupanion, Inc.	8,513,410

Internet Software & Services* – 3.2%
617,012	GoDaddy, Inc. Class A	36,903,488
185,085	IAC/InterActiveCorp.	27,561,007
117,702	Wix.com Ltd.	8,833,535

		73,298,030

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
IT Services – 8.4%
889,043	Black Knight, Inc.*	$42,362,899
125,386	Broadridge Financial Solutions, Inc.	12,586,247
222,362	Gartner, Inc.*	25,218,074
355,878	Global Payments, Inc.	40,353,006
633,235	InterXion Holding NV*	35,651,131
269,843	Square, Inc. Class A*	12,426,270
292,121	Total System Services, Inc.	25,692,042

		194,289,669

Life Sciences Tools & Services – 1.4%
234,209	PerkinElmer, Inc.	17,879,515
177,398	PRA Health Sciences, Inc.*	14,901,432

		32,780,947

Machinery – 9.1%
304,693	Graco, Inc.	13,513,135
209,313	IDEX Corp.	28,634,018
354,825	John Bean Technologies Corp.	39,296,869
494,439	Kornit Digital Ltd.*(a)	6,328,819
467,272	The Gorman-Rupp Co.	12,466,817
467,210	The Middleby Corp.*	56,182,002
572,241	Welbilt, Inc.*	11,336,094
563,544	Xylem, Inc.	42,029,112

		209,786,866

Oil, Gas & Consumable Fuels* – 2.3%
293,116	Diamondback Energy, Inc.	36,533,978
452,901	RSP Permian, Inc.	17,350,638

		53,884,616

Real Estate Management & Development – 0.5%
241,329	HFF, Inc. Class A	11,019,082

Road & Rail – 1.0%
167,347	Old Dominion Freight Line, Inc.	23,247,845

Semiconductors & Semiconductor Equipment – 4.1%
850,912	Advanced Micro Devices, Inc.*(a)	10,304,544
1,500,287	Marvell Technology Group Ltd.	35,241,742
204,730	MKS Instruments, Inc.	22,796,685
155,435	Qorvo, Inc.*	12,545,159
174,258	Xilinx, Inc.	12,415,883

		93,304,013

Software* – 7.1%
241,905	Proofpoint, Inc.	25,924,959
119,884	Red Hat, Inc.	17,670,902
115,793	ServiceNow, Inc.	18,643,831
315,852	Splunk, Inc.	29,437,406
137,880	Take-Two Interactive Software, Inc.	15,424,636
130,626	The Ultimate Software Group, Inc.	31,149,076
128,767	Tyler Technologies, Inc.	26,153,865

		164,404,675

Common Stocks – (continued)
Specialty Retail* – 2.8%
258,811	Burlington Stores, Inc.	31,740,581
423,654	Five Below, Inc.	28,321,270
291,198	Hudson Ltd. Class A	4,545,601

		64,607,452

Textiles, Apparel & Luxury Goods – 2.5%
216,947	PVH Corp.	31,301,113
651,162	Skechers U.S.A., Inc. Class A*	26,645,549

		57,946,662

TOTAL COMMON STOCKS
(Cost $1,733,092,883)		$2,267,553,882

Shares	Distribution Rate	Value
Investment Company(b) – 0.7%
Goldman Sachs Financial Square Government Fund – Institutional Shares
16,861,022	1.262%	$16,861,022
(Cost $16,861,022)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $1,749,953,905)		$2,284,414,904

Securities Lending Reinvestment Vehicle(b) – 1.2%
Goldman Sachs Financial Square Government Fund – Institutional Shares
28,528,059	1.262%	$28,528,059
(Cost $28,528,059)

TOTAL INVESTMENTS — 100.3%
(Cost $1,778,481,964)		$2,312,942,963

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(7,177,538)

NET ASSETS — 100.0%		$2,305,765,425

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an Affiliated Fund.

Investment Abbreviations:
PLC—	Public Limited Company

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

February 28, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.4%
Aerospace & Defense – 4.2%
9,370	General Dynamics Corp.	$2,084,356
10,928	Northrop Grumman Corp.	3,825,237
15,428	The Boeing Co.	5,588,176

		11,497,769

Air Freight & Logistics – 1.1%
12,009	FedEx Corp.	2,959,138

Auto Components – 1.1%
24,603	Aptiv PLC	2,246,992
17,389	Delphi Technologies PLC	830,325

		3,077,317

Automobiles*(a) – 0.6%
5,150	Tesla, Inc.	1,766,759

Banks – 1.7%
31,440	First Republic Bank	2,917,632
24,732	SunTrust Banks, Inc.	1,727,283

		4,644,915

Beverages – 2.6%
58,985	Monster Beverage Corp.*	3,737,880
81,402	The Coca-Cola Co.	3,518,194

		7,256,074

Biotechnology – 4.3%
23,824	Alkermes PLC*	1,359,874
29,558	Incyte Corp.*	2,517,159
6,578	Regeneron Pharmaceuticals, Inc.*	2,107,854
18,068	Shire PLC ADR	2,312,704
20,967	Vertex Pharmaceuticals, Inc.*	3,481,151

		11,778,742

Capital Markets – 2.1%
32,609	Intercontinental Exchange, Inc.	2,383,066
32,998	Northern Trust Corp.	3,493,498

		5,876,564

Chemicals – 3.3%
36,547	DowDuPont, Inc.	2,569,254
20,578	Ecolab, Inc.	2,684,400
7,487	The Sherwin-Williams Co.	3,006,630
42,865	Valvoline, Inc.	982,037

		9,242,321

Communications Equipment – 1.3%
82,570	Cisco Systems, Inc.	3,697,485

Electrical Equipment*(a) – 0.5%
25,944	Sensata Technologies Holding NV	1,371,400

Electronic Equipment, Instruments & Components – 0.8%
23,153	Amphenol Corp. Class A	2,115,953

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 2.5%
25,382	American Tower Corp.	$3,536,474
8,331	Equinix, Inc.	3,266,585

		6,803,059

Food Products – 0.8%
33,474	The Kraft Heinz Co.	2,244,432

Health Care Equipment & Supplies – 3.9%
104,424	Boston Scientific Corp.*	2,846,598
38,516	Danaher Corp.	3,766,094
19,864	Edwards Lifesciences Corp.*	2,655,221
3,268	Intuitive Surgical, Inc.*	1,393,639

		10,661,552

Health Care Providers & Services – 1.0%
5,280	Humana, Inc.	1,435,210
5,994	UnitedHealth Group, Inc.	1,355,603

		2,790,813

Hotels, Restaurants & Leisure – 3.2%
34,729	Dunkin’ Brands Group, Inc.	2,079,920
27,459	Las Vegas Sands Corp.	1,999,290
30,683	McDonald’s Corp.	4,839,936

		8,919,146

Household Products – 1.0%
40,528	Colgate-Palmolive Co.	2,795,216

Industrial Conglomerates – 2.9%
31,743	Honeywell International, Inc.	4,796,685
12,183	Roper Technologies, Inc.	3,351,421

		8,148,106

Internet & Direct Marketing Retail* – 7.2%
8,288	Amazon.com, Inc.	12,535,185
1,818	Booking Holdings, Inc.	3,697,885
12,702	Netflix, Inc.	3,701,109

		19,934,179

Internet Software & Services* – 9.4%
7,985	Alphabet, Inc. Class A	8,814,801
6,124	Alphabet, Inc. Class C	6,765,367
59,050	Facebook, Inc. Class A	10,529,796

		26,109,964

IT Services – 4.5%
12,875	Fiserv, Inc.*	1,846,146
23,499	Global Payments, Inc.	2,664,552
44,812	MasterCard, Inc. Class A	7,876,157

		12,386,855

Life Sciences Tools & Services – 1.4%
13,502	Agilent Technologies, Inc.	926,102
12,637	Illumina, Inc.*	2,881,489

		3,807,591

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Machinery – 2.6%
26,009	Fortive Corp.	$1,997,491
20,989	The Middleby Corp.*	2,523,927
35,313	Xylem, Inc.	2,633,644

		7,155,062

Media – 2.0%
151,248	Comcast Corp. Class A	5,476,690

Oil, Gas & Consumable Fuels* – 1.4%
9,867	Concho Resources, Inc.	1,487,944
20,015	Diamondback Energy, Inc.	2,494,669

		3,982,613

Personal Products – 0.9%
18,934	The Estee Lauder Cos., Inc. Class A	2,621,223

Pharmaceuticals – 2.8%
57,773	Eli Lilly & Co.	4,449,676
40,571	Zoetis, Inc.	3,280,571

		7,730,247

Road & Rail – 1.2%
60,067	CSX Corp.	3,226,799

Semiconductors & Semiconductor Equipment – 4.0%
58,812	Analog Devices, Inc.	5,301,902
44,747	Applied Materials, Inc.	2,576,980
12,767	NVIDIA Corp.	3,089,614

		10,968,496

Software – 11.5%
12,745	Adobe Systems, Inc.*	2,665,362
12,399	Autodesk, Inc.*	1,456,511
24,862	Electronic Arts, Inc.*	3,075,429
19,193	Intuit, Inc.	3,202,544
174,422	Microsoft Corp.	16,355,551
42,822	salesforce.com, Inc.*	4,978,057

		31,733,454

Specialty Retail – 0.9%
30,726	Ross Stores, Inc.	2,399,393

Technology Hardware, Storage & Peripherals – 5.9%
90,836	Apple, Inc.	16,179,708

Textiles, Apparel & Luxury Goods – 2.7%
78,719	NIKE, Inc. Class B	5,276,535
15,407	PVH Corp.	2,222,922

		7,499,457

Common Stocks – (continued)
Tobacco – 1.1%
29,796	Philip Morris International, Inc.	3,085,376

TOTAL COMMON STOCKS
(Cost $161,423,636)		271,943,868

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $161,423,636)		$271,943,868

Securities Lending Reinvestment Vehicle(b) – 1.2%
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,224,075	1.262%	$3,224,075
(Cost $3,224,075)

TOTAL INVESTMENTS – 99.6%
(Cost $164,647,711)		$275,167,943

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		1,041,448

NET ASSETS – 100.0%		$276,209,391

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an Affiliated Fund.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments

February 28, 2018 (Unaudited)

Shares	Description	Value

Common Stocks – 98.5%
Communications Equipment – 2.7%
297,062	Cisco Systems, Inc.	$13,302,436

Electronic Equipment, Instruments & Components – 3.0%
166,501	Amphenol Corp. Class A	15,216,526

Equity Real Estate Investment Trusts (REITs) – 4.1%
92,509	American Tower Corp.	12,889,279
19,444	Equinix, Inc.	7,623,992

		20,513,271

Internet & Direct Marketing Retail – 10.4%
26,543	Amazon.com, Inc.*	40,144,960
4,035	Booking Holdings, Inc.*	8,207,352
35,983	Expedia, Inc.	3,784,332

		52,136,644

Internet Software & Services* – 15.2%
17,340	Alphabet, Inc. Class A	19,141,973
18,727	Alphabet, Inc. Class C	20,688,279
178,022	eBay, Inc.	7,630,023
161,076	Facebook, Inc. Class A	28,723,072

		76,183,347

IT Services – 13.4%
66,601	Accenture PLC Class A	10,723,427
141,741	Black Knight, Inc.*	6,753,959
97,485	Fidelity National Information Services, Inc.	9,473,592
98,313	Global Payments, Inc.	11,147,711
111,606	MasterCard, Inc. Class A	19,615,871
104,890	Total System Services, Inc.	9,225,075

		66,939,635

Life Sciences Tools & Services* – 1.0%
21,841	Illumina, Inc.	4,980,185

Semiconductors & Semiconductor Equipment – 15.7%
174,723	Analog Devices, Inc.	15,751,278
285,881	Applied Materials, Inc.	16,463,887
56,427	Broadcom Ltd.	13,906,998
32,905	Lam Research Corp.	6,313,153
662,926	Marvell Technology Group Ltd.	15,572,132
71,524	Qorvo, Inc.*	5,772,702
63,815	Xilinx, Inc.	4,546,819

		78,326,969

Software – 28.2%
78,034	Activision Blizzard, Inc.	5,706,626
68,142	Adobe Systems, Inc.*	14,250,537
84,329	Autodesk, Inc.*	9,906,128
76,441	Electronic Arts, Inc.*	9,455,752
44,184	Intuit, Inc.	7,372,542
261,595	Microsoft Corp.	24,529,763
344,675	Oracle Corp.	17,464,682
55,064	Red Hat, Inc.*	8,116,434
132,180	Salesforce.com, Inc.*	15,365,925
95,128	ServiceNow, Inc.*	15,316,559

Common Stocks – (continued)
Software – (continued)
85,380	Splunk, Inc.*	$7,957,416
42,643	Workday, Inc. Class A*	5,401,589

		140,843,953

Technology Hardware, Storage & Peripherals – 4.8%
135,263	Apple, Inc.	24,093,046

TOTAL COMMON STOCKS
(Cost $248,337,019)		$492,536,012

Shares	Distribution Rate	Value
Investment Company(a) – 0.2%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,148,790	1.262%	$1,148,790
(Cost $1,148,790)

TOTAL INVESTMENTS – 98.7%
(Cost $249,485,809)		$493,684,802

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		6,534,931

NET ASSETS – 100.0%		$500,219,733

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Represents an Affiliated Fund.

Investment Abbreviation:
PLC—	Public Limited Company

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities

February 28, 2018 (Unaudited)

Blue Chip Fund
Assets:
Investments of unaffiliated issuers, at value (cost $6,701,460, $586,639,004, $103,830,038, $16,102,236, $1,792,473,626, $1,733,092,883, $161,423,636 and $248,337,019)	$7,625,161
Investments of affiliated issuers, at value (cost $58,966, $17, $650,775, $0, $16,561,617, $16,861,022, $0 and $1,148,790)	58,966
Investments in securities lending reinvestment vehicle — affiliated issuer, at value which equals cost(a)	—
Cash	119,216
Receivables:
Investments sold	55,759
Dividends and interest	18,835
Reimbursement from investment adviser	18,512
Fund shares sold	11,753
Foreign tax reclaims	233
Securities lending income	—
Other assets	26,884
Total assets	7,935,319

Liabilities:
Payables:
Fund shares redeemed	5,731
Management fees	3,359
Distribution and Service fees and Transfer Agency fees	1,072
Investments purchased	38
Payable upon return of securities loaned	—
Accrued expenses	20,849
Total liabilities	31,049

Net Assets:
Paid-in capital	6,597,781
Undistributed (distributions in excess of) net investment income	18,128
Accumulated net realized gain	364,660
Net unrealized gain	923,701
NET ASSETS	$7,904,270
Net Assets:
Class A	$2,096,218
Class C	271,729
Institutional	5,294,006
Service	—
Investor	213,624
Class R	18,940
Class R6	9,753
Total Net Assets	$7,904,270
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	162,003
Class C	21,856
Institutional	406,880
Service	—
Investor	16,406
Class R	1,455
Class R6	749
Net asset value, offering and redemption price per share:(b)
Class A	$12.94
Class C	12.43
Institutional	13.01
Service	—
Investor	13.02
Class R	13.02
Class R6	13.02

(a)	Includes loaned securities having a market value of $2,786,737, $6,949,504, $27,742,840 and $3,154,029 for the Capital Growth, Growth Opportunities, Small/Mid Cap Growth and Strategic Growth respectively.
(b)	Maximum public offering price per share for Class A Shares of the Blue Chip, Capital Growth, Concentrated Growth, Flexible Cap, Growth Opportunities, Small/Mid Cap Growth, Strategic Growth and Technology Opportunities Funds is $18.24, $13.69, $31.88, $12.49, $23.06, $22.70, $13.13 and $26.43, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Capital Growth Fund	Concentrated Growth Fund	Flexible Cap Fund	Growth Opportunities Fund	Small/Mid Cap Growth Fund	Strategic Growth Fund	Technology Opportunities Fund

$970,156,037	$153,335,948	$20,220,176	$2,443,326,727	$2,267,553,882	$271,943,868	$492,536,012
17	650,775	—	16,561,617	16,861,022	—	1,148,790
2,847,955	—	—	7,326,856	28,528,059	3,224,075	—
6,213,354	2,372,005	86,814	37,646,061	35,133,782	3,232,966	7,573,628

4,482,596	1,509,792	176,001	—	—	1,116,110	—
1,009,215	181,028	31,280	1,162,106	1,167,817	297,751	185,530
48,782	36,864	18,516	39,973	—	20,538	27,635
153,600	57,182	292	1,762,072	1,468,034	93,656	324,640
32,145	—	—	—	—	—	—
2,211	6	212	1,622	14,806	1,578	—
357	84,756	33,797	27,353	10,082	11,195	16
984,946,269	158,228,356	20,567,088	2,507,854,387	2,350,737,484	279,941,737	501,796,251

768,888	609,099	19	21,753,833	5,347,932	292,494	1,011,634
529,725	91,133	8,564	1,715,351	1,491,052	149,267	351,179
307,547	8,167	3,321	299,761	410,928	25,001	149,873
304,397	928,801	175,311	14,390,353	9,064,101	—	2,740
2,847,955	—	—	7,326,856	28,528,059	3,224,075	—
118,041	45,214	40,419	142,464	129,987	41,509	61,092
4,876,553	1,682,414	227,634	45,628,618	44,972,059	3,732,346	1,576,518

545,272,528	99,633,922	15,583,258	1,666,682,116	1,654,722,962	144,650,796	211,489,966
(171,816)	95,498	37,559	(10,926,282)	(8,271,935)	238,293	(3,751,364)
51,451,971	7,310,612	600,697	155,616,834	124,853,399	20,800,070	48,282,138
383,517,033	49,505,910	4,117,940	650,853,101	534,460,999	110,520,232	244,198,993
$980,069,716	$156,545,942	$20,339,454	$2,462,225,769	$2,305,765,425	$276,209,391	$500,219,733

$721,112,529	$5,552,739	$5,315,921	$447,141,408	$350,819,888	$28,126,199	$293,427,446
67,053,630	2,060,148	1,407,467	86,119,920	223,137,824	9,149,211	54,895,244
172,877,692	148,385,497	13,494,720	1,541,003,056	1,192,742,060	235,921,829	105,863,846
1,611,545	—	—	34,517,887	18,166,803	522,643	24,984,099
8,613,089	436,298	63,389	123,545,240	469,545,703	2,284,762	21,038,133
8,779,059	28,961	44,854	57,365,989	23,286,990	191,124	—
22,172	82,299	13,103	172,532,269	28,066,157	13,623	10,965
$980,069,716	$156,545,942	$20,339,454	$2,462,225,769	$2,305,765,425	$276,209,391	$500,219,733

23,934,493	322,129	450,601	20,521,646	16,357,981	2,265,948	11,746,863
2,997,830	144,866	136,816	5,724,862	12,047,345	938,939	2,650,148
5,219,521	8,086,917	1,066,094	59,723,014	52,054,943	17,652,719	3,849,769
55,399	—	—	1,663,338	869,229	42,563	1,019,950
282,126	24,915	5,100	5,405,794	21,124,377	171,150	775,827
302,227	1,736	3,959	2,757,236	1,124,782	15,763	—
670	4,487	1,035	6,682,891	1,224,280	1,020	399

$30.13	$17.24	$11.80	$21.79	$21.45	$12.41	$24.98
22.37	14.22	10.29	15.04	18.52	9.74	20.71
33.12	18.35	12.66	25.80	22.91	13.36	27.50
29.09	—	—	20.75	20.90	12.28	24.50
30.53	17.51	12.43	22.85	22.23	13.35	27.12
29.05	16.68	11.33	20.81	20.70	12.13	—
33.11	18.34	12.66	25.82	22.92	13.35	27.50

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations

For the Six Months Ended February 28, 2018 (Unaudited)

Blue Chip Fund
Investment income:
Dividends — unaffiliated issuers	$57,287
Dividends — affiliated issuers	1,208
Securities lending income — affiliated issuer	—
Total investment income	58,495

Expenses:
Management fees	19,190
Distribution and Service fees(a)	3,869
Transfer Agency fees(a)	3,006
Printing and mailing costs	10,909
Custody, accounting and administrative services	22,021
Registration fees	34,383
Professional fees	44,896
Service Share fees — Service Plan	—
Service Share fees — Shareholder Administration Plan	—
Trustee fees	8,689
Other	3,269
Total expenses	150,232
Less — expense reductions	(122,607)
Net expenses	27,625
NET INVESTMENT INCOME (LOSS)	30,870

Realized and unrealized gain (loss):
Net realized gain from:
Investments — unaffiliated issuers (including commission recapture of $0, $1,666, $2,344, $0, $46,584, $18,628, $1,749 and $28,627)	544,281
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	(140,235)
Net realized and unrealized gain	404,046
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$434,916
(a) Class specific Distribution and Service and Transfer Agency fees were as follows:

	Distribution and Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Service	Investor	Class R	Class R6
Blue Chip	$2,455	$1,362	$52	$1,768	$245	$794	$—	$178	$19	$2
Capital Growth	865,593	322,619	21,361	623,227	58,071	33,867	302	8,023	7,690	3
Concentrated Growth	6,993	10,670	68	5,035	1,921	28,973	—	466	24	10
Flexible Cap	6,923	7,320	106	4,984	1,318	2,496	—	173	38	2
Growth Opportunities	581,930	442,382	145,783	418,990	79,629	316,326	6,770	113,085	52,482	24,050
Small/Mid Cap Growth	437,316	1,107,595	63,633	314,867	199,367	237,882	3,459	412,891	22,908	3,834
Strategic Growth	43,580	45,324	470	31,378	8,158	44,999	100	2,079	169	2
Technology Opportunities	346,007	260,180	—	249,125	46,832	18,336	4,254	20,745	—	1	(b)

(b)	Commenced operations on December 29, 2017.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Capital Growth Fund	Concentrated Growth Fund	Flexible Cap Fund	Growth Opportunities Fund	Small/Mid Cap Growth Fund	Strategic Growth Fund	Technology Opportunities Fund

$4,962,953	$795,647	$164,058	$8,071,486	$8,715,168	$1,374,196	$1,375,732
12,391	1,257	150	60,146	122,848	989	3,097
4,270	6	601	38,221	74,068	2,040	624
4,979,614	796,910	164,809	8,169,853	8,912,084	1,377,225	1,379,453

4,243,312	701,777	54,254	11,971,571	10,700,662	1,223,723	2,274,781
1,209,573	17,731	14,349	1,170,095	1,608,544	89,374	606,187
731,183	36,429	9,011	1,011,332	1,195,208	86,885	339,293
93,795	28,759	11,028	153,367	189,255	24,487	58,690
125,828	26,875	23,361	96,048	87,246	29,231	33,695
35,290	31,324	18,430	45,814	49,511	28,308	30,035
42,850	84,488	54,796	44,159	44,434	43,196	43,117
1,890	—	—	42,311	21,616	627	26,590
1,890	—	—	42,311	21,616	627	26,590
9,397	8,688	8,699	10,721	10,441	8,894	9,032
7,904	5,007	3,973	37,272	52,536	8,223	8,549
6,502,912	941,078	197,901	14,625,001	13,981,069	1,543,575	3,456,559
(1,193,898)	(293,597)	(121,011)	(1,057,285)	(1,202,936)	(395,450)	(249,201)
5,309,014	647,481	76,890	13,567,716	12,778,133	1,148,125	3,207,358
(329,400)	149,429	87,919	(5,397,863)	(3,866,049)	229,100	(1,827,905)

65,564,890	14,153,926	4,012,357	258,609,555	182,810,726	26,237,687	57,767,838

53,463,170	1,047,282	(2,066,994)	14,862,765	88,112,857	6,960,848	17,198,588
119,028,060	15,201,208	1,945,363	273,472,320	270,923,583	33,198,535	74,966,426
$118,698,660	$15,350,637	$2,033,282	$268,074,457	$267,057,534	$33,427,635	$73,138,521

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets

	Blue Chip Fund
	For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017
From operations:
Net investment income (loss)	$30,870	$53,643
Net realized gain	544,281	1,424,777
Net change in unrealized gain (loss)	(140,235)	(486,767)
Net increase in net assets resulting from operations	434,916	991,653

Distributions to shareholders:
From net investment income
Class A Shares	(13,883)	(10,370)
Class C Shares	(674)	—
Institutional Shares	(35,590)	(57,578)
Service Shares	—	—
Investor Shares	(1,830)	(1,491)
Class R Shares	(66)	—
Class R6 Shares	(103)	(101)
From net realized gains
Class A Shares	(385,890)	(326)
Class C Shares	(54,330)	(23)
Institutional Shares	(698,328)	(796)
Service Shares	—	—
Investor Shares	(38,634)	(31)
Class R Shares	(4,374)	(3)
Class R6 Shares	(2,253)	(2)
Total distributions to shareholders	(1,235,955)	(70,721)

From share transactions:
Proceeds from sales of shares	2,984,135	2,329,929
Proceeds received in connection with merger	—	—
Reinvestment of distributions	1,036,474	70,721
Cost of shares redeemed	(1,092,910)	(4,802,428)
Net increase (decrease) in net assets resulting from share transactions	2,927,699	(2,401,778)
TOTAL INCREASE (DECREASE)	2,126,660	(1,480,846)

Net assets:
Beginning of period	5,777,610	7,258,456
End of period	$7,904,270	$5,777,610
Undistributed (distributions in excess of) net investment income (loss)	$18,128	$39,404

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Capital Growth Fund		Concentrated Growth Fund
For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017

$(329,400)	$1,303,145	$149,429	$638,548
65,564,890	65,849,893	14,153,926	13,025,972
53,463,170	101,955,647	1,047,282	8,307,250
118,698,660	169,108,685	15,350,637	21,971,770

(463,240)	(351,955)	(1,554)	(11,087)
—	—	—	—
(645,455)	(602,702)	(532,295)	(751,721)
—	—	—	—
(31,502)	(15,368)	(853)	(2,033)
(10,245)	—	—	—
(80)	(45)	(242)	(63)

(56,005,644)	(8,263,004)	(652,521)	(23,848)
(6,772,737)	(1,166,606)	(290,281)	(10,841)
(12,497,022)	(1,734,258)	(15,758,072)	(508,883)
(125,587)	(21,688)	—	—
(756,240)	(59,705)	(47,728)	(1,669)
(724,087)	(48,146)	(3,177)	(104)
(1,390)	(123)	(6,330)	(40)
(78,033,229)	(12,263,600)	(17,293,053)	(1,310,289)

17,943,434	53,323,647	2,461,050	4,745,172
—	—	—	16,473,232
74,027,178	11,586,016	16,915,941	1,290,974
(70,628,383)	(153,503,624)	(12,057,815)	(36,067,794)
21,342,229	(88,593,961)	7,319,176	(13,558,416)
62,007,660	68,251,124	5,376,760	7,103,065

918,062,056	849,810,932	151,169,182	144,066,117
$980,069,716	$918,062,056	$156,545,942	$151,169,182
$(171,816)	$1,308,106	$95,498	$481,013

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	Flexible Cap Fund
	For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017
From operations:
Net investment income (loss)	$87,919	$28,176
Net realized gain	4,012,357	1,505,809
Net change in unrealized gain (loss)	(2,066,994)	1,684,947
Net increase in net assets resulting from operations	2,033,282	3,218,932

Distributions to shareholders:
From net investment income
Class A Shares	(6,194)	—
Class C Shares	—	—
Institutional Shares	(57,444)	—
Service Shares	—	—
Investor Shares	—	—
Class R Shares	—	—
Class R6 Shares	(59)	—
From net realized gains
Class A Shares	(1,420,632)	(5,826)
Class C Shares	(384,365)	(1,496)
Institutional Shares	(2,958,151)	(9,494)
Service Shares	—	—
Investor Shares	(47,179)	(198)
Class R Shares	(10,791)	(27)
Class R6 Shares	(2,924)	(10)
Total distributions to shareholders	(4,887,739)	(17,051)

From share transactions:
Proceeds from sales of shares	2,024,333	3,771,805
Reinvestment of distributions	4,887,739	17,051
Cost of shares redeemed	(2,399,221)	(5,285,565)
Net increase (decrease) in net assets resulting from share transactions	4,512,851	(1,496,709)
TOTAL INCREASE (DECREASE)	1,658,394	1,705,172

Net assets:
Beginning of period	18,681,060	16,975,888
End of period	$20,339,454	$18,681,060
Undistributed (distributions in excess of) net investment income (loss)	$37,559	$13,337

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Growth Opportunities Fund		Small/Mid Cap Growth Fund
For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017

$(5,397,863)	$(9,772,929)	$(3,866,049)	$(10,642,101)
258,609,555	393,054,686	182,810,726	254,078,523
14,862,765	(32,271,065)	88,112,857	40,610,151
268,074,457	351,010,692	267,057,534	284,046,573

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

(83,073,494)	(14,410,877)	(42,706,708)	(22,115,735)
(21,738,994)	(3,935,680)	(31,198,094)	(9,352,469)
(254,482,256)	(45,399,922)	(141,294,637)	(37,610,927)
(6,431,452)	(939,914)	(2,192,847)	(484,480)
(21,849,524)	(3,279,388)	(55,620,264)	(10,342,325)
(11,017,200)	(1,600,130)	(3,313,405)	(1,149,251)
(26,019,891)	(2,386,639)	(3,036,144)	(610,048)
(424,612,811)	(71,952,550)	(279,362,099)	(81,665,235)

334,691,808	603,609,908	217,572,923	686,406,541
390,075,550	64,113,934	251,642,738	73,298,159
(697,033,517)	(1,557,638,716)	(372,649,420)	(1,349,413,511)
27,733,841	(889,914,874)	96,566,241	(589,708,811)
(128,804,513)	(610,856,732)	84,261,676	(387,327,473)

2,591,030,282	3,201,887,014	2,221,503,749	2,608,831,222
$2,462,225,769	$2,591,030,282	$2,305,765,425	$2,221,503,749
$(10,926,282)	$(5,528,419)	$(8,271,935)	$(4,405,886)

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	Strategic Growth Fund
	For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017
From operations:
Net investment income (loss)	$229,100	$1,304,079
Net realized gain	26,237,687	58,561,041
Net change in unrealized gain (loss)	6,960,848	(1,626,503)
Net increase in net assets resulting from operations	33,427,635	58,238,617

Distributions to shareholders:
From net investment income
Class A Shares	—	(143,097)
Class C Shares	—	—
Institutional Shares	(1,263,130)	(1,865,022)
Service Shares	(1,269)	(1,064)
Investor Shares	(11,296)	(4,837)
Class R Shares	(258)	(579)
Class R6 Shares	(73)	(71)
From net realized gains
Class A Shares	(5,870,001)	(1,309,232)
Class C Shares	(2,284,131)	(359,532)
Institutional Shares	(45,219,530)	(7,706,675)
Service Shares	(108,320)	(8,931)
Investor Shares	(448,083)	(24,506)
Class R Shares	(39,020)	(4,139)
Class R6 Shares	(2,442)	(285)
Total distributions to shareholders	(55,247,553)	(11,427,970)

From share transactions:
Proceeds from sales of shares	34,879,986	58,640,340
Reinvestment of distributions	53,450,381	11,138,138
Cost of shares redeemed	(59,975,961)	(200,254,330)
Net increase (decrease) in net assets resulting from share transactions	28,354,406	(130,475,852)
TOTAL INCREASE (DECREASE)	6,534,488	(83,665,205)

Net assets:
Beginning of period	269,674,903	353,340,108
End of period	$276,209,391	$269,674,903
Undistributed (distributions in excess of) net investment income (loss)	$238,293	$1,285,219

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Technology Opportunities Fund
For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017

$(1,827,905)	$(3,016,454)
57,767,838	27,226,851
17,198,588	80,622,920
73,138,521	104,833,317

—	—
—	—
—	—
—	—
—	—
—	—
—	—

(20,110,843)	(10,972,102)
(4,428,142)	(2,857,031)
(5,936,457)	(3,662,504)
(1,573,961)	(563,605)
(1,638,714)	(412,820)
—	—
—	—
(33,688,117)	(18,468,062)

51,174,958	101,121,736
31,099,776	16,881,342
(68,361,236)	(145,124,804)
13,913,498	(27,121,726)
53,363,902	59,243,529

446,855,831	387,612,302
$500,219,733	$446,855,831
$(3,751,364)	$(1,923,459)

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS BLUE CHIP FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$14.84	$0.05	$1.15	$1.20	$(0.09)	$(3.01)	$(3.10)
2018 - C	14.36	—	1.11	1.11	(0.03)	(3.01)	(3.04)
2018 - Institutional	14.92	0.08	1.16	1.24	(0.14)	(3.01)	(3.15)
2018 - Investor	14.92	0.07	1.16	1.23	(0.12)	(3.01)	(3.13)
2018 - R	14.89	0.03	1.16	1.19	(0.05)	(3.01)	(3.06)
2018 - R6	14.93	0.08	1.16	1.24	(0.14)	(3.01)	(3.15)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - A	13.08	0.07	1.76	1.83	(0.07)	— (e)	(0.07)
2017 - C	12.69	(0.02)	1.69	1.67	—	— (e)	— (e)
2017 - Institutional	13.17	0.12	1.77	1.89	(0.14)	— (e)	(0.14)
2017 - Investor	13.16	0.11	1.76	1.87	(0.11)	— (e)	(0.11)
2017 - R	13.09	0.04	1.76	1.80	—	— (e)	— (e)
2017 - R6	13.17	0.13	1.77	1.90	(0.14)	— (e)	(0.14)
2016 - A	13.92	0.09	0.50	0.59	(0.07)	(1.36)	(1.43)
2016 - C	13.56	(0.01)	0.50	0.49	—	(1.36)	(1.36)
2016 - Institutional	14.01	0.14	0.51	0.65	(0.13)	(1.36)	(1.49)
2016 - Investor	13.98	0.13	0.50	0.63	(0.09)	(1.36)	(1.45)
2016 - R	13.88	0.07	0.50	0.57	—	(1.36)	(1.36)
2016 - R6	14.01	0.14	0.51	0.65	(0.13)	(1.36)	(1.49)
2015 - A	16.66	0.09	(0.17)	(0.08)	(0.07)	(2.59)	(2.66)
2015 - C	16.33	(0.03)	(0.15)	(0.18)	—	(2.59)	(2.59)
2015 - Institutional	16.75	0.14	(0.16)	(0.02)	(0.13)	(2.59)	(2.72)
2015 - Investor	16.72	0.11	(0.15)	(0.04)	(0.11)	(2.59)	(2.70)
2015 - R	16.62	0.04	(0.16)	(0.12)	(0.03)	(2.59)	(2.62)
2015 - R6 (Commenced July 31, 2015)	15.04	0.01	(1.04)	(1.03)	—	—	—
2014 - A	14.79	0.06	3.23	3.29	(0.05)	(1.37)	(1.42)
2014 - C	14.58	(0.06)	3.18	3.12	—	(1.37)	(1.37)
2014 - Institutional	14.85	0.12	3.25	3.37	(0.10)	(1.37)	(1.47)
2014 - Investor	14.83	0.10	3.24	3.34	(0.08)	(1.37)	(1.45)
2014 - R	14.78	0.02	3.23	3.25	(0.04)	(1.37)	(1.41)
2013 - A	12.30	0.09	2.48	2.57	(0.08)	—	(0.08)
2013 - C	12.13	(0.01)	2.46	2.45	—	—	—
2013 - Institutional	12.35	0.14	2.50	2.64	(0.14)	—	(0.14)
2013 - Investor	12.34	0.12	2.50	2.62	(0.13)	—	(0.13)
2013 - R	12.29	0.04	2.51	2.55	(0.06)	—	(0.06)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(d)	Annualized.
(e)	Amount is less than $0.005 per share.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BLUE CHIP FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(c)

$12.94	8.61%	$2,096	1.06	%(d)	4.94	%(d)	0.73	%(d)	61%
12.43	8.22	272	1.81	(d)	5.71	(d)	(0.03	)(d)	61
13.01	8.81	5,294	0.70	(d)	4.46	(d)	1.14	(d)	61
13.02	8.76	214	0.81	(d)	4.70	(d)	0.98	(d)	61
13.02	8.46	19	1.30	(d)	5.21	(d)	0.47	(d)	61
13.02	8.83	10	0.72	(d)	4.61	(d)	1.06	(d)	61

14.84	14.06	1,880	1.17		4.64		0.53		77
14.36	13.18	178	1.92		5.38		(0.18)		77
14.92	14.43	3,499	0.79		4.28		0.88		77
14.92	14.27	188	0.92		4.47		0.78		77
14.89	13.77	22	1.41		4.88		0.30		77
14.93	14.52	11	0.77		4.20		0.95		77
13.08	4.39	2,124	1.22		3.60		0.67		49
12.69	3.66	195	1.97		4.33		(0.10)		49
13.17	4.84	4,754	0.82		3.16		1.10		49
13.16	4.67	156	0.97		3.54		0.97		49
13.09	4.18	19	1.47		3.70		0.49		49
13.17	4.86	10	0.81		3.14		1.09		49
13.92	(1.22)	3,086	1.21		2.81		0.57		67
13.56	(1.96)	355	1.97		3.56		(0.21)		67
14.01	(0.82)	10,855	0.81		2.42		0.93		67
13.98	(0.98)	800	0.96		1.06		0.73		67
13.88	(1.48)	118	1.46		3.10		0.28		67
14.01	(6.85)	9	0.76	(d)	1.65	(d)	1.08	(d)	67
16.66	23.41	4,542	1.20		3.04		0.37		67
16.33	22.44	247	1.95		3.78		(0.37)		67
16.75	23.92	8,995	0.80		2.65		0.76		67
16.72	23.71	205	0.95		2.80		0.61		67
16.62	23.06	110	1.45		3.30		0.11		67
14.79	21.05	2,869	1.18		3.66		0.68		61
14.58	20.20	126	1.93		4.41		(0.09)		61
14.85	21.56	8,646	0.78		3.24		1.06		61
14.83	21.39	174	0.93		3.39		0.90		61
14.78	20.83	51	1.43		3.80		0.29		61

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS CAPITAL GROWTH FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$28.92	$(0.01)		$3.71	$3.70	$(0.02)	$(2.47)	$(2.49)
2018 - C	22.13	(0.09)		2.80	2.71	—	(2.47)	(2.47)
2018 - Institutional	31.60	0.05		4.06	4.11	(0.12)	(2.47)	(2.59)
2018 - Service	28.00	(0.03)		3.59	3.56	—	(2.47)	(2.47)
2018 - Investor	29.31	0.02		3.77	3.79	(0.10)	(2.47)	(2.57)
2018 - R	28.01	(0.05)		3.59	3.54	(0.03)	(2.47)	(2.50)
2018 - R6	31.60	0.05		4.06	4.11	(0.13)	(2.47)	(2.60)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - A	24.15	0.04		5.07	5.11	(0.01)	(0.33)	(0.34)
2017 - C	18.68	(0.12)		3.90	3.78	—	(0.33)	(0.33)
2017 - Institutional	26.35	0.15		5.54	5.69	(0.11)	(0.33)	(0.44)
2017 - Service	23.40	—		4.93	4.93	—	(0.33)	(0.33)
2017 - Investor	24.48	0.11		5.13	5.24	(0.08)	(0.33)	(0.41)
2017 - R	23.44	(0.03)		4.93	4.90	—	(0.33)	(0.33)
2017 - R6	26.34	0.16		5.55	5.71	(0.12)	(0.33)	(0.45)
2016 - A	24.80	0.03		1.37	1.40	—	(2.05)	(2.05)
2016 - C	19.77	(0.12)		1.08	0.96	—	(2.05)	(2.05)
2016 - Institutional	26.82	0.13		1.49	1.62	(0.04)	(2.05)	(2.09)
2016 - Service	24.12	—	(e)	1.33	1.33	—	(2.05)	(2.05)
2016 - Investor	25.07	0.08		1.40	1.48	(0.02)	(2.05)	(2.07)
2016 - R	24.19	(0.03)		1.33	1.30	—	(2.05)	(2.05)
2016 - R6	26.82	0.13		1.49	1.62	(0.05)	(2.05)	(2.10)
2015 - A	28.16	0.01		1.00	1.01	—	(4.37)	(4.37)
2015 - C	23.45	(0.15)		0.84	0.69	—	(4.37)	(4.37)
2015 - Institutional	30.01	0.12		1.06	1.18	—	(4.37)	(4.37)
2015 - Service	27.53	(0.02)		0.98	0.96	—	(4.37)	(4.37)
2015 - Investor	28.36	0.07		1.01	1.08	—	(4.37)	(4.37)
2015 - R	27.64	(0.06)		0.98	0.92	—	(4.37)	(4.37)
2015 - R6 (Commenced July 31, 2015)	28.86	0.01		(2.05)	(2.04)	—	—	—
2014 - A	28.13	(0.01)		6.41	6.40	(0.08)	(6.29)	(6.37)
2014 - C	24.46	(0.18)		5.46	5.28	—	(6.29)	(6.29)
2014 - Institutional	29.57	0.10		6.79	6.89	(0.16)	(6.29)	(6.45)
2014 - Service	27.62	(0.04)		6.29	6.25	(0.05)	(6.29)	(6.34)
2014 - Investor	28.28	0.06		6.44	6.50	(0.13)	(6.29)	(6.42)
2014 - R	27.75	(0.08)		6.31	6.23	(0.05)	(6.29)	(6.34)
2013 - A	24.40	0.10	(f)	3.66	3.76	(0.03)	—	(0.03)
2013 - C	21.35	(0.08	)(f)	3.19	3.11	—	—	—
2013 - Institutional	25.64	0.21	(f)	3.84	4.05	(0.12)	—	(0.12)
2013 - Service	23.96	0.07	(f)	3.60	3.67	(0.01)	—	(0.01)
2013 - Investor	24.53	0.18	(f)	3.67	3.85	(0.10)	—	(0.10)
2013 - R	24.14	0.03	(f)	3.62	3.65	(0.04)	—	(0.04)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(d)	Annualized.
(e)	Amount is less than $0.005 per share.
(f)	Reflects income recognized from special dividends which amounted to $0.06 per share and 0.21% of average net assets.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CAPITAL GROWTH FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(c)

$30.13	13.26%	$721,113	1.14	%(d)	1.39	%(d)	(0.09	)%(d)	22%
22.37	12.83	67,054	1.89	(d)	2.14	(d)	(0.84	)(d)	22
33.12	13.46	172,878	0.75	(d)	1.01	(d)	0.30	(d)	22
29.09	13.19	1,612	1.25	(d)	1.50	(d)	(0.20	)(d)	22
30.53	13.40	8,613	0.89	(d)	1.15	(d)	0.16	(d)	22
29.05	13.13	8,779	1.39	(d)	1.64	(d)	(0.34	)(d)	22
33.11	13.48	22	0.74	(d)	0.98	(d)	0.31	(d)	22

28.92	21.47	671,371	1.15		1.51		0.14		48
22.13	20.59	62,701	1.90		2.26		(0.61)		48
31.60	21.96	165,948	0.75		1.11		0.54		48
28.00	21.36	1,437	1.25		1.61		0.02		48
29.31	21.77	8,496	0.90		1.26		0.43		48
28.01	21.19	8,093	1.40		1.77		(0.10)		48
31.60	21.99	16	0.75		1.10		0.56		48
24.15	5.79	630,091	1.15		1.51		0.11		45
18.68	4.98	68,960	1.90		2.26		(0.64)		45
26.35	6.19	141,442	0.75		1.11		0.50		45
23.40	5.66	1,561	1.25		1.61		0.01		45
24.48	6.05	4,297	0.90		1.26		0.35		45
23.44	5.51	3,450	1.40		1.76		(0.15)		45
26.34	6.19	10	0.74		1.09		0.52		45
24.80	3.34	669,345	1.15		1.49		0.04		55
19.77	2.55	75,941	1.90		2.25		(0.71)		55
26.82	3.75	173,539	0.75		1.09		0.44		55
24.12	3.23	1,917	1.25		1.60		(0.08)		55
25.07	3.59	3,823	0.90		1.24		0.28		55
24.19	3.05	3,500	1.40		1.74		(0.21)		55
26.82	(7.07)	9	0.76	(d)	1.11	(d)	0.54	(d)	55
28.16	25.50	702,534	1.16		1.51		(0.05)		75
23.45	24.57	81,954	1.91		2.26		(0.80)		75
30.01	26.03	147,642	0.76		1.11		0.35		75
27.53	25.39	1,135	1.26		1.61		(0.15)		75
28.36	25.80	2,951	0.91		1.26		0.20		75
27.64	25.18	3,571	1.41		1.76		(0.30)		75
28.13	15.41	630,495	1.14		1.50		0.38	(f)	52
24.46	14.57	75,375	1.89		2.25		(0.37	)(f)	52
29.57	15.89	124,795	0.74		1.10		0.75	(f)	52
27.62	15.32	980	1.24		1.60		0.27	(f)	52
28.28	15.75	2,112	0.89		1.25		0.67	(f)	52
27.75	15.15	2,480	1.39		1.75		0.13	(f)	52

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From Investment Operations				Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$17.62	$(0.01)		$1.73	$1.72	$— (d)	$(2.10)	$(2.10)
2018 - C	14.93	(0.07)		1.46	1.39	—	(2.10)	(2.10)
2018 - Institutional	18.65	0.02		1.85	1.87	(0.07)	(2.10)	(2.17)
2018 - Investor	17.88	0.01		1.75	1.76	(0.03)	(2.10)	(2.13)
2018 - R	17.13	(0.03)		1.68	1.65	—	(2.10)	(2.10)
2018 - R6	18.65	0.02		1.84	1.86	(0.07)	(2.10)	(2.17)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - A	15.06	0.02		2.64	2.66	(0.03)	(0.07)	(0.10)
2017 - C	12.84	(0.08)		2.24	2.16	—	(0.07)	(0.07)
2017 - Institutional	15.94	0.09		2.78	2.87	(0.09)	(0.07)	(0.16)
2017 - Investor	15.28	0.07		2.67	2.74	(0.07)	(0.07)	(0.14)
2017 - R	14.65	(0.02)		2.57	2.55	—	(0.07)	(0.07)
2017 - R6	15.95	0.13		2.74	2.87	(0.10)	(0.07)	(0.17)
2016 - A	16.06	—	(f)	0.81	0.81	—	(1.81)	(1.81)
2016 - C	14.05	(0.09	)(f)	0.69	0.60	—	(1.81)	(1.81)
2016 - Institutional	16.88	0.07	(f)	0.84	0.91	(0.04)	(1.81)	(1.85)
2016 - Investor	16.26	0.04	(f)	0.81	0.85	(0.02)	(1.81)	(1.83)
2016 - R	15.71	(0.04	)(f)	0.79	0.75	—	(1.81)	(1.81)
2016 - R6	16.88	0.07	(f)	0.85	0.92	(0.04)	(1.81)	(1.85)
2015 - A	18.94	—	(d)(g)	0.55	0.55	—	(3.43)	(3.43)
2015 - C	17.09	(0.11	)(g)	0.50	0.39	—	(3.43)	(3.43)
2015 - Institutional	19.71	0.08	(g)	0.57	0.65	(0.05)	(3.43)	(3.48)
2015 - Investor	19.10	0.05	(g)	0.56	0.61	(0.02)	(3.43)	(3.45)
2015 - R	18.64	(0.05	)(g)	0.55	0.50	—	(3.43)	(3.43)
2015 - R6 (Commenced July 31, 2015)	18.04	0.01	(g)	(1.17)	(1.16)	—	—	—
2014 - A	17.05	(0.06)		3.78	3.72	—	(1.83)	(1.83)
2014 - C	15.65	(0.17)		3.44	3.27	—	(1.83)	(1.83)
2014 - Institutional	17.63	0.02		3.92	3.94	(0.03)	(1.83)	(1.86)
2014 - Investor	17.15	(0.01)		3.81	3.80	(0.02)	(1.83)	(1.85)
2014 - R	16.84	(0.10)		3.73	3.63	—	(1.83)	(1.83)
2013 - A	14.97	0.11	(h)	2.03	2.14	(0.06)	—	(0.06)
2013 - C	13.79	(0.06	)(h)	1.93	1.87	(0.01)	—	(0.01)
2013 - Institutional	15.48	0.09	(h)	2.18	2.27	(0.12)	—	(0.12)
2013 - Investor	15.07	0.12	(h)	2.07	2.19	(0.11)	—	(0.11)
2013 - R	14.80	0.01	(h)	2.06	2.07	(0.03)	—	(0.03)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher. On July 28, 2017, Goldman Sachs Concentrated Growth Fund acquired all of the net assets of Goldman Sachs Focused Growth Fund pursuant to an Agreement and Plan of Reorganization. Portfolio turnover excludes purchases and sales of securities by Goldman Sachs Focused Growth Fund (acquired fund) prior to the merger date.
(d)	Amount is less than $0.005 per share.
(e)	Annualized.
(f)	Reflects income recognized from a special dividend which amounted to $0.03 per share and 0.19% of average net assets.
(g)	Reflects income recognized from a special dividend which amounted to $0.05 per share and 0.30% of average net assets.
(h)	Reflects income recognized from a special dividend which amounted to $0.06 per share and 0.35% of average net assets.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss)		Portfolio turnover rate(c)

$17.24	10.31%	$5,553	1.18	%(e)	1.59	%(e)	(0.14	)%(e)	25%
14.22	9.91	2,060	1.93	(e)	2.34	(e)	(0.89	)(e)	25
18.35	10.52	148,385	0.82	(e)	1.20	(e)	0.22	(e)	25
17.51	10.39	436	0.93	(e)	1.34	(e)	0.07	(e)	25
16.68	10.16	29	1.43	(e)	1.84	(e)	(0.39	)(e)	25
18.34	10.48	82	0.81	(e)	1.18	(e)	0.24	(e)	25

17.62	17.75	5,462	1.20		1.65		0.11		54
14.93	16.88	2,210	1.95		2.40		(0.61)		54
18.65	18.22	142,623	0.82		1.26		0.51		54
17.88	18.14	780	0.95		1.41		0.45		54
17.13	17.46	25	1.45		1.91		(0.14)		54
18.65	18.17	68	0.82		1.32		0.74		54
15.06	5.10	6,573	1.22		1.63		0.03	(f)	55
12.84	4.27	2,192	1.98		2.38		(0.71	)(f)	55
15.94	5.47	134,818	0.82		1.23		0.43	(f)	55
15.28	5.31	452	0.97		1.38		0.27	(f)	55
14.65	4.81	22	1.48		1.89		(0.25	)(f)	55
15.95	5.56	10	0.81		1.21		0.44	(f)	55
16.06	2.54	7,350	1.24		1.60		0.02	(g)	47
14.05	1.78	3,604	1.99		2.35		(0.74	)(g)	47
16.88	2.97	155,652	0.84		1.20		0.42	(g)	47
16.26	2.84	342	0.99		1.35		0.29	(g)	47
15.71	2.28	27	1.49		1.87		(0.31	)(g)	47
16.88	(6.43)	9	0.77	(e)	1.48	(e)	0.46	(e)(g)	47
18.94	22.88	7,564	1.27		1.60		(0.32)		60
17.09	21.98	3,460	2.02		2.35		(1.06)		60
19.71	23.44	169,387	0.87		1.20		0.09		60
19.10	23.20	385	1.02		1.35		(0.06)		60
18.64	22.61	14	1.50		1.84		(0.55)		60
17.05	14.36	8,476	1.26		1.62		0.69	(h)	57
15.65	13.57	2,561	2.01		2.37		(0.39	)(h)	57
17.63	14.81	146,183	0.86		1.23		0.56	(h)	57
17.15	14.61	346	1.01		1.38		0.76	(h)	57
16.84	14.13	12	1.51		1.87		0.09	(h)	57

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) From Investment Operations				Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$14.09	$0.05		$1.35	$1.40	$(0.01)	$(3.68)	$(3.69)
2018 - C	12.75	—	(e)	1.22	1.22	—	(3.68)	(3.68)
2018 - Institutional	14.88	0.08		1.44	1.52	(0.06)	(3.68)	(3.74)
2018 - Investor	14.63	0.06		1.42	1.48	—	(3.68)	(3.68)
2018 - R	13.67	0.03		1.31	1.34	—	(3.68)	(3.68)
2018 - R6	14.88	0.08		1.44	1.52	(0.06)	(3.68)	(3.74)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - A	11.74	—	(e)	2.36	2.36	—	(0.01)	(0.01)
2017 - C	10.71	(0.09)		2.14	2.05	—	(0.01)	(0.01)
2017 - Institutional	12.35	0.05		2.49	2.54	—	(0.01)	(0.01)
2017 - Investor	12.16	0.05		2.43	2.48	—	(0.01)	(0.01)
2017 - R	11.42	(0.03)		2.29	2.26	—	(0.01)	(0.01)
2017 - R6	12.35	0.05		2.49	2.54	—	(0.01)	(0.01)
2016 - A	11.90	(0.02)		0.59	0.57	—	(0.73)	(0.73)
2016 - C	11.00	(0.10)		0.54	0.44	—	(0.73)	(0.73)
2016 - Institutional	12.44	0.02		0.62	0.64	—	(0.73)	(0.73)
2016 - Investor	12.27	—	(e)	0.62	0.62	—	(0.73)	(0.73)
2016 - R	11.63	(0.05)		0.57	0.52	—	(0.73)	(0.73)
2016 - R6	12.44	0.03		0.61	0.64	—	(0.73)	(0.73)
2015 - A	13.21	(0.04	)(f)	0.63	0.59	—	(1.90)	(1.90)
2015 - C	12.43	(0.12	)(f)	0.59	0.47	—	(1.90)	(1.90)
2015 - Institutional	13.68	0.01	(f)	0.65	0.66	—	(1.90)	(1.90)
2015 - Investor	13.53	—	(e)(f)	0.64	0.64	—	(1.90)	(1.90)
2015 - R	12.97	(0.07	)(f)	0.63	0.56	—	(1.90)	(1.90)
2015 - R6 (Commenced July 31, 2015)	13.38	—	(e)(f)	(0.94)	(0.94)	—	—	—
2014 - A	11.83	(0.05)		3.01	2.96	—	(1.58)	(1.58)
2014 - C	11.29	(0.14)		2.86	2.72	—	(1.58)	(1.58)
2014 - Institutional	12.17	—	(e)	3.11	3.11	(0.02)	(1.58)	(1.60)
2014 - Investor	12.05	(0.02)		3.08	3.06	—	(1.58)	(1.58)
2014 - R	11.66	(0.08)		2.97	2.89	—	(1.58)	(1.58)
2013 - A	11.48	—	(e)(h)	1.71	1.71	—	(1.36)	(1.36)
2013 - C	11.09	(0.08	)(h)	1.64	1.56	—	(1.36)	(1.36)
2013 - Institutional	11.73	0.04	(h)	1.76	1.80	—	(1.36)	(1.36)
2013 - Investor	11.64	0.03	(h)	1.74	1.77	—	(1.36)	(1.36)
2013 - R	11.36	(0.02	)(h)	1.68	1.66	—	(1.36)	(1.36)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(d)	Annualized.
(e)	Amount is less than $0.005 per share.
(f)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.13% of average net assets.
(g)	Amount is less than 0.005% per share.
(h)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.20% of average net assets.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FLEXIBLE CAP FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(c)

$11.80	10.75%	$5,316	0.95	%(d)	2.20	%(d)	0.71	%(d)	111%
10.29	10.38	1,407	1.70	(d)	2.95	(d)	(0.05	)(d)	111
12.66	10.96	13,495	0.59	(d)	1.81	(d)	1.08	(d)	111
12.43	10.88	63	0.70	(d)	1.93	(d)	0.84	(d)	111
11.33	10.59	45	1.20	(d)	2.45	(d)	0.47	(d)	111
12.66	10.95	13	0.58	(d)	1.80	(d)	1.09	(d)	111

14.09	20.14	5,627	1.20		3.01		(0.01)		47
12.75	19.18	1,512	1.95		3.76		(0.75)		47
14.88	20.61	11,111	0.82		2.62		0.38		47
14.63	20.43	379	0.95		2.83		0.35		47
13.67	19.83	39	1.45		3.28		(0.23)		47
14.88	20.61	12	0.82		2.61		0.39		47
11.74	4.93	5,927	1.22		3.07		(0.21)		46
10.71	4.12	1,474	1.97		3.82		(0.96)		46
12.35	5.29	9,330	0.82		2.68		0.20		46
12.16	5.20	197	0.97		2.76		0.03		46
11.42	4.61	37	1.47		3.33		(0.45)		46
12.35	5.29	10	0.81		2.66		0.22		46
11.90	4.59	7,048	1.24		2.97		(0.30	)(f)	41
11.00	3.83	1,802	1.98		3.71		(1.04	)(f)	41
12.44	4.99	8,586	0.84		2.57		0.09	(f)	41
12.27	4.88	253	0.98		2.66		(0.03	)(f)	41
11.63	4.43	33	1.49		3.24		(0.55	)(f)	41
12.44	(7.03)	9	0.84	(d)	4.34	(d)	0.24	(d)(f)	41
13.21	26.62	5,665	1.28		3.32		(0.40)		56
12.43	25.68	1,119	2.03		4.09		(1.15)		56
13.68	27.21	8,262	0.88		2.92		—	(g)	56
13.53	26.98	126	1.03		3.04		(0.17)		56
12.97	26.38	55	1.53		3.56		(0.65)		56
11.83	16.78	4,584	1.26		3.62		0.03	(h)	40
11.29	15.94	1,005	2.01		4.32		(0.75	)(h)	40
12.17	17.23	6,215	0.86		3.18		0.37	(h)	40
12.05	17.08	167	1.01		3.35		0.26	(h)	40
11.66	16.50	41	1.51		3.91		(0.19	)(h)	40

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From Investment Operations
Year - Share Class	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net realized gains
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$23.97	$(0.07)		$2.50	$2.43	$(4.61)
2018 - C	17.95	(0.12)		1.82	1.70	(4.61)
2018 - Institutional	27.54	(0.04)		2.91	2.87	(4.61)
2018 - Service	23.05	(0.09)		2.40	2.31	(4.61)
2018 - Investor	24.90	(0.05)		2.61	2.56	(4.61)
2018 - R	23.11	(0.10)		2.41	2.31	(4.61)
2018 - R6	27.55	(0.04)		2.92	2.88	(4.61)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - A	21.70	(0.12)		2.94	2.82	(0.55)
2017 - C	16.52	(0.22)		2.20	1.98	(0.55)
2017 - Institutional	24.76	(0.05)		3.38	3.33	(0.55)
2017 - Service	20.92	(0.15)		2.83	2.68	(0.55)
2017 - Investor	22.46	(0.07)		3.06	2.99	(0.55)
2017 - R	20.99	(0.17)		2.84	2.67	(0.55)
2017 - R6	24.77	(0.04)		3.37	3.33	(0.55)
2016 - A	23.84	(0.10	)(e)	0.77	0.67	(2.81)
2016 - C	18.95	(0.20	)(e)	0.58	0.38	(2.81)
2016 - Institutional	26.71	(0.03	)(e)	0.89	0.86	(2.81)
2016 - Service	23.11	(0.13	)(e)	0.75	0.62	(2.81)
2016 - Investor	24.52	(0.05	)(e)	0.80	0.75	(2.81)
2016 - R	23.21	(0.15	)(e)	0.74	0.59	(2.81)
2016 - R6	26.71	(0.04	)(e)	0.91	0.87	(2.81)
2015 - A	30.22	(0.17	)(f)	(0.05)	(0.22)	(6.16)
2015 - C	25.42	(0.30	)(f)	(0.01)	(0.31)	(6.16)
2015 - Institutional	33.02	(0.07	)(f)	(0.08)	(0.15)	(6.16)
2015 - Service	29.51	(0.19	)(f)	(0.05)	(0.24)	(6.16)
2015 - Investor	30.85	(0.11	)(f)	(0.06)	(0.17)	(6.16)
2015 - R	29.65	(0.23	)(f)	(0.05)	(0.28)	(6.16)
2015 - R6 (Commenced July 31, 2015)	28.49	(0.01	)(f)	(1.77)	(1.78)	—
2014 - A	26.65	(0.19)		5.95	5.76	(2.19)
2014 - C	22.89	(0.34)		5.06	4.72	(2.19)
2014 - Institutional	28.83	(0.08)		6.46	6.38	(2.19)
2014 - Service	26.10	(0.21)		5.81	5.60	(2.19)
2014 - Investor	27.10	(0.12)		6.06	5.94	(2.19)
2014 - R	26.25	(0.25)		5.84	5.59	(2.19)
2013 - A	23.88	(0.11	)(g)	4.53	4.42	(1.65)
2013 - C	20.89	(0.26	)(g)	3.91	3.65	(1.65)
2013 - Institutional	25.59	(0.01	)(g)	4.90	4.89	(1.65)
2013 - Service	23.44	(0.13	)(g)	4.44	4.31	(1.65)
2013 - Investor	24.19	(0.05	)(g)	4.61	4.56	(1.65)
2013 - R	23.59	(0.17	)(g)	4.48	4.31	(1.65)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(d)	Annualized.
(e)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(f)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.10% of average net assets.
(g)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.17% of average net assets.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(c)

$21.79	11.06%	$447,141	1.29	%(d)	1.41	%(d)	(0.65	)%(d)	28%
15.04	10.65	86,120	2.04	(d)	2.16	(d)	(1.39	)(d)	28
25.80	11.24	1,541,003	0.95	(d)	1.02	(d)	(0.30	)(d)	28
20.75	10.97	34,518	1.45	(d)	1.52	(d)	(0.80	)(d)	28
22.85	11.22	123,545	1.04	(d)	1.16	(d)	(0.40	)(d)	28
20.81	10.95	57,366	1.54	(d)	1.66	(d)	(0.90	)(d)	28
25.82	11.27	172,532	0.94	(d)	1.01	(d)	(0.30	)(d)	28

23.97	13.40	486,115	1.30		1.43		(0.56)		61
17.95	12.49	91,086	2.05		2.18		(1.32)		61
27.54	13.81	1,670,808	0.95		1.03		(0.21)		61
23.05	13.22	33,159	1.45		1.53		(0.71)		61
24.90	13.71	132,003	1.05		1.18		(0.31)		61
23.11	13.13	59,225	1.55		1.68		(0.81)		61
27.55	13.80	118,634	0.93		1.01		(0.18)		61
21.70	3.39	631,053	1.32		1.42		(0.47	)(e)	55
16.52	2.66	128,788	2.07		2.17		(1.23	)(e)	55
24.76	3.76	2,160,714	0.95		1.02		(0.11	)(e)	55
20.92	3.27	37,432	1.45		1.52		(0.61	)(e)	55
22.46	3.64	135,930	1.07		1.17		(0.23	)(e)	55
20.99	3.12	63,105	1.57		1.67		(0.73	)(e)	55
24.77	3.81	44,865	0.93		1.01		(0.19	)(e)	55
23.84	(1.47)	946,463	1.35		1.40		(0.65	)(f)	51
18.95	(2.23)	168,461	2.10		2.15		(1.40	)(f)	51
26.71	(1.08)	3,171,058	0.95		1.00		(0.24	)(f)	51
23.11	(1.59)	49,105	1.45		1.50		(0.75	)(f)	51
24.52	(1.25)	171,980	1.10		1.15		(0.41	)(f)	51
23.21	(1.74)	77,673	1.60		1.65		(0.90	)(f)	51
26.71	(6.25)	9	0.97	(d)	1.02	(d)	(0.32	)(d)(f)	51
30.22	22.57	1,110,320	1.36		1.40		(0.66)		59
25.42	21.67	191,125	2.11		2.15		(1.41)		59
33.02	23.04	3,750,790	0.96		1.00		(0.26)		59
29.51	22.42	57,643	1.46		1.50		(0.76)		59
30.85	22.87	143,249	1.11		1.15		(0.41)		59
29.65	22.25	80,542	1.61		1.65		(0.91)		59
26.65	19.84	1,130,449	1.35		1.41		(0.44	)(g)	41
22.89	18.94	172,010	2.10		2.16		(1.19	)(g)	41
28.83	20.38	3,207,925	0.95		1.01		(0.05	)(g)	41
26.10	19.74	60,977	1.45		1.51		(0.54	)(g)	41
27.10	20.18	91,093	1.10		1.16		(0.21	)(g)	41
26.25	19.61	71,263	1.60		1.66		(0.71	)(g)	41

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From Investment Operations
Year - Share Class	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net realized gains
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$21.81	$(0.06	)(d)	$2.58	$2.52	$(2.88)
2018 - C	19.27	(0.12	)(d)	2.25	2.13	(2.88)
2018 - Institutional	23.08	(0.02	)(d)	2.73	2.71	(2.88)
2018 - Service	21.33	(0.07	)(d)	2.52	2.45	(2.88)
2018 - Investor	22.48	(0.03	)(d)	2.66	2.63	(2.88)
2018 - R	21.17	(0.08	)(d)	2.49	2.41	(2.88)
2018 - R6	23.09	(0.01	)(d)	2.72	2.71	(2.88)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - A	19.85	(0.12	)(f)	2.77	2.65	(0.69)
2017 - C	17.75	(0.24	)(f)	2.45	2.21	(0.69)
2017 - Institutional	20.89	(0.05	)(f)	2.93	2.88	(0.69)
2017 - Service	19.46	(0.14	)(f)	2.70	2.56	(0.69)
2017 - Investor	20.39	(0.08	)(f)	2.86	2.78	(0.69)
2017 - R	19.34	(0.17	)(f)	2.69	2.52	(0.69)
2017 - R6	20.89	(0.04	)(f)	2.93	2.89	(0.69)
2016 - A	20.72	(0.14	)(g)	—	(0.14)	(0.73)
2016 - C	18.74	(0.25	)(g)	(0.01)	(0.26)	(0.73)
2016 - Institutional	21.69	(0.07	)(g)	—	(0.07)	(0.73)
2016 - Service	20.35	(0.16	)(g)	—	(0.16)	(0.73)
2016 - Investor	21.21	(0.09	)(g)	—	(0.09)	(0.73)
2016 - R	20.26	(0.18	)(g)	(0.01)	(0.19)	(0.73)
2016 - R6	21.69	(0.06	)(g)	(0.01)	(0.07)	(0.73)
2015 - A	20.90	(0.18	)(h)	1.71	1.53	(1.71)
2015 - C	19.20	(0.31	)(h)	1.56	1.25	(1.71)
2015 - Institutional	21.71	(0.10	)(h)	1.79	1.69	(1.71)
2015 - Service	20.58	(0.20	)(h)	1.68	1.48	(1.71)
2015 - Investor	21.30	(0.13	)(h)	1.75	1.62	(1.71)
2015 - R	20.51	(0.23	)(h)	1.69	1.46	(1.71)
2015 - R6 (Commenced July 31, 2015)	23.47	(0.01	)(h)	(1.77)	(1.78)	—
2014 - A	18.63	(0.16	)(i)	3.43	3.27	(1.00)
2014 - C	17.31	(0.29	)(i)	3.18	2.89	(1.00)
2014 - Institutional	19.25	(0.09	)(i)	3.55	3.46	(1.00)
2014 - Service	18.38	(0.18	)(i)	3.38	3.20	(1.00)
2014 - Investor	18.93	(0.12	)(i)	3.49	3.37	(1.00)
2014 - R	18.35	(0.21	)(i)	3.37	3.16	(1.00)
2013 - A	15.52	(0.11	)(j)	3.99	3.88	(0.77)
2013 - C	14.58	(0.23	)(j)	3.73	3.50	(0.77)
2013 - Institutional	15.95	(0.06	)(j)	4.13	4.07	(0.77)
2013 - Service	15.34	(0.13	)(j)	3.94	3.81	(0.77)
2013 - Investor	15.72	(0.08	)(j)	4.06	3.98	(0.77)
2013 - R	15.34	(0.15	)(j)	3.93	3.78	(0.77)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.23% of average net assets.
(e)	Annualized.
(f)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.14% of average net assets.
(g)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.15% of average net assets.
(h)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.05% of average net assets.
(i)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.12% of average net assets.
(j)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.14% of average net assets.

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(c)

$21.45	12.20%	$350,820	1.28	%(e)	1.40	%(e)	(0.51	)%(d)(e)	29%
18.52	11.75	223,138	2.03	(e)	2.15	(e)	(1.25	)(d)(e)	29
22.91	12.36	1,192,742	0.92	(e)	1.01	(e)	(0.14	)(d)(e)	29
20.90	12.14	18,167	1.42	(e)	1.51	(e)	(0.63	)(d)(e)	29
22.23	12.33	469,546	1.03	(e)	1.15	(e)	(0.25	)(d)(e)	29
20.70	12.03	23,287	1.53	(e)	1.66	(e)	(0.79	)(d)(e)	29
22.92	12.35	28,066	0.91	(e)	1.00	(e)	(0.10	)(d)(e)	29

21.81	13.78	351,253	1.29		1.46		(0.62	)(f)	60
19.27	12.98	217,385	2.04		2.21		(1.36	)(f)	60
23.08	14.21	1,149,459	0.92		1.06		(0.24	)(f)	60
21.33	13.59	16,520	1.42		1.56		(0.73	)(f)	60
22.48	14.06	437,309	1.04		1.21		(0.36	)(f)	60
21.17	13.47	26,918	1.54		1.71		(0.86	)(f)	60
23.09	14.26	22,660	0.90		1.04		(0.18	)(f)	60
19.85	(0.56)	736,221	1.31		1.45		(0.73	)(g)	67
17.75	(1.34)	265,282	2.06		2.20		(1.48	)(g)	67
20.89	(0.21)	1,235,282	0.93		1.05		(0.35	)(g)	67
19.46	(0.67)	13,956	1.43		1.55		(0.85	)(g)	67
20.39	(0.31)	313,812	1.06		1.20		(0.48	)(g)	67
19.34	(0.83)	34,493	1.56		1.70		(0.98	)(g)	67
20.89	(0.21)	9,785	0.92		1.04		(0.28	)(g)	67
20.72	7.67	906,362	1.33		1.45		(0.85	)(h)	47
18.74	6.84	268,384	2.08		2.20		(1.60	)(h)	47
21.69	8.15	1,355,322	0.93		1.05		(0.45	)(h)	47
20.35	7.54	12,695	1.42		1.55		(0.95	)(h)	47
21.21	7.97	221,058	1.08		1.20		(0.60	)(h)	47
20.26	7.46	34,697	1.58		1.70		(1.10	)(h)	47
21.69	(7.58)	9	0.92	(e)	1.05	(e)	(0.34	)(e)(h)	47
20.90	17.97	741,254	1.33		1.48		(0.82	)(i)	43
19.20	17.11	221,451	2.08		2.23		(1.57	)(i)	43
21.71	18.39	1,077,769	0.93		1.08		(0.42	)(i)	43
20.58	17.83	8,692	1.43		1.58		(0.92	)(i)	43
21.30	18.22	171,779	1.08		1.23		(0.57	)(i)	43
20.51	17.63	34,118	1.58		1.73		(1.07	)(i)	43
18.63	26.18	592,798	1.34		1.49		(0.68	)(j)	37
17.31	25.23	150,744	2.09		2.24		(1.44	)(j)	37
19.25	26.68	725,662	0.94		1.09		(0.32	)(j)	37
18.38	26.02	8,495	1.44		1.59		(0.77	)(j)	37
18.93	26.49	93,255	1.09		1.24		(0.45	)(j)	37
18.35	25.82	24,420	1.59		1.74		(0.93	)(j)	37

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (Loss) From Investment Operations				Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$13.79	$(0.01)		$1.60	$1.59	$—	$(2.97)	$(2.97)
2018 - C	11.46	(0.05)		1.30	1.25	—	(2.97)	(2.97)
2018 - Institutional	14.67	0.02		1.71	1.73	(0.07)	(2.97)	(3.04)
2018 - Service	13.70	(0.02)		1.60	1.58	(0.03)	(2.97)	(3.00)
2018 - Investor	14.66	0.01		1.71	1.72	(0.06)	(2.97)	(3.03)
2018 - R	13.56	(0.02)		1.58	1.56	(0.02)	(2.97)	(2.99)
2018 - R6	14.66	0.02		1.71	1.73	(0.07)	(2.97)	(3.04)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - A	11.91	0.02		2.26	2.28	(0.04)	(0.36)	(0.40)
2017 - C	10.00	(0.06)		1.88	1.82	—	(0.36)	(0.36)
2017 - Institutional	12.64	0.07		2.40	2.47	(0.08)	(0.36)	(0.44)
2017 - Service	11.85	0.01		2.24	2.25	(0.04)	(0.36)	(0.40)
2017 - Investor	12.63	0.06		2.40	2.46	(0.07)	(0.36)	(0.43)
2017 - R	11.75	(0.01)		2.23	2.22	(0.05)	(0.36)	(0.41)
2017 - R6	12.63	0.08		2.40	2.48	(0.09)	(0.36)	(0.45)
2016 - A	11.86	0.02		0.74	0.76	(0.02)	(0.69)	(0.71)
2016 - C	10.12	(0.05)		0.62	0.57	—	(0.69)	(0.69)
2016 - Institutional	12.53	0.07		0.78	0.85	(0.05)	(0.69)	(0.74)
2016 - Service	11.81	0.01		0.73	0.74	(0.01)	(0.69)	(0.70)
2016 - Investor	12.53	0.05		0.78	0.83	(0.04)	(0.69)	(0.73)
2016 - R	11.74	(0.01)		0.73	0.72	(0.02)	(0.69)	(0.71)
2016 - R6	12.53	0.07		0.77	0.84	(0.05)	(0.69)	(0.74)
2015 - A	13.50	0.02	(e)	0.42	0.44	—	(2.08)	(2.08)
2015 - C	11.90	(0.07	)(e)	0.37	0.30	—	(2.08)	(2.08)
2015 - Institutional	14.15	0.07	(e)	0.43	0.50	(0.04)	(2.08)	(2.12)
2015 - Service	13.47	—	(e)(f)	0.42	0.42	—	(2.08)	(2.08)
2015 - Investor	14.14	0.05	(e)	0.44	0.49	(0.02)	(2.08)	(2.10)
2015 - R	13.42	(0.01	)(e)	0.41	0.40	—	(2.08)	(2.08)
2015 - R6 (Commenced July 31, 2015)	13.36	0.01	(e)	(0.84)	(0.83)	—	—	—
2014 - A	12.29	(0.01)		3.06	3.05	(0.01)	(1.83)	(1.84)
2014 - C	11.09	(0.10)		2.74	2.64	—	(1.83)	(1.83)
2014 - Institutional	12.79	0.04		3.21	3.25	(0.06)	(1.83)	(1.89)
2014 - Service	12.28	(0.02)		3.05	3.03	(0.01)	(1.83)	(1.84)
2014 - Investor	12.80	0.02		3.20	3.22	(0.05)	(1.83)	(1.88)
2014 - R	12.26	(0.04)		3.05	3.01	(0.02)	(1.83)	(1.85)
2013 - A	11.57	0.06	(g)	1.58	1.64	(0.05)	(0.87)	(0.92)
2013 - C	10.54	(0.04	)(g)	1.46	1.42	—	(0.87)	(0.87)
2013 - Institutional	12.00	0.10	(g)	1.66	1.76	(0.10)	(0.87)	(0.97)
2013 - Service	11.59	0.03	(g)	1.61	1.64	(0.08)	(0.87)	(0.95)
2013 - Investor	12.01	0.07	(g)	1.68	1.75	(0.09)	(0.87)	(0.96)
2013 - R	11.53	0.03	(g)	1.60	1.63	(0.03)	(0.87)	(0.90)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(d)	Annualized.
(e)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.18% of average net assets.
(f)	Amount is less than $0.005 per share.
(g)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.29% of average net assets.

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(c)

$12.41	12.69%	$28,126	1.14	%(d)	1.45	%(d)	(0.21	)%(d)	21%
9.74	12.27	9,149	1.89	(d)	2.19	(d)	(0.88	)(d)	21
13.36	12.93	235,922	0.75	(d)	1.04	(d)	0.27	(d)	21
12.28	12.72	523	1.25	(d)	1.54	(d)	(0.24	)(d)	21
13.35	12.87	2,285	0.89	(d)	1.18	(d)	0.11	(d)	21
12.13	12.66	191	1.39	(d)	1.68	(d)	(0.38	)(d)	21
13.35	12.96	14	0.74	(d)	1.03	(d)	0.27	(d)	21

13.79	19.79	46,114	1.15		1.55		0.15		54
11.46	18.89	9,326	1.90		2.30		(0.60)		54
14.67	20.29	211,311	0.75		1.14		0.51		54
13.70	19.66	478	1.25		1.65		0.09		54
14.66	20.15	2,264	0.90		1.30		0.48		54
13.56	19.56	169	1.40		1.80		(0.07)		54
14.66	20.33	12	0.75		1.14		0.57		54
11.91	6.48	46,093	1.15		1.54		0.19		56
10.00	5.70	11,103	1.90		2.29		(0.56)		56
12.64	6.89	294,952	0.75		1.14		0.59		56
11.85	6.40	272	1.25		1.64		0.11		56
12.63	6.69	829	0.90		1.29		0.44		56
11.75	6.18	81	1.40		1.79		(0.05)		56
12.63	6.83	10	0.76		1.15		0.59		56
11.86	3.09	45,046	1.15		1.52		0.13	(e)	52
10.12	2.23	11,175	1.90		2.27		(0.63	)(e)	52
12.53	3.43	326,619	0.75		1.12		0.52	(e)	52
11.81	2.93	254	1.25		1.62		(0.01	)(e)	52
12.53	3.34	817	0.90		1.27		0.37	(e)	52
11.74	2.78	77	1.40		1.76		(0.07	)(e)	52
12.53	(6.21)	9	0.73	(d)	1.06	(d)	0.68	(d)(e)	52
13.50	26.74	51,626	1.16		1.53		(0.10)		64
11.90	25.83	11,717	1.91		2.28		(0.85)		64
14.15	27.32	332,401	0.76		1.13		0.30		64
13.47	26.55	156	1.26		1.63		(0.20)		64
14.14	27.03	994	0.91		1.28		0.15		64
13.42	26.49	15	1.38		1.75		(0.30)		64
12.29	15.53	87,987	1.15		1.54		0.49	(g)	55
11.09	14.68	9,314	1.90		2.29		(0.35	)(g)	55
12.79	15.98	242,865	0.75		1.14		0.81	(g)	55
12.28	15.45	82	1.25		1.64		0.24	(g)	55
12.80	15.80	884	0.90		1.29		0.57	(g)	55
12.26	15.36	6	1.34		1.73		0.22	(g)	55

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From Investment Operations
Year - Share Class	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain	Total from investment operations	Distributions to shareholders from net realized gains
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$23.04	$(0.09)		$3.79	$3.70	$(1.76)
2018 - C	19.45	(0.15)		3.17	3.02	(1.76)
2018 - Institutional	25.15	(0.05)		4.16	4.11	(1.76)
2018 - Service	22.64	(0.10)		3.72	3.62	(1.76)
2018 - Investor	24.84	(0.07)		4.11	4.04	(1.76)
2018 - R6 (Commenced December 29, 2017)	25.08	(0.02)		2.44	2.42	—

FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - A	18.73	(0.15)		5.37	5.22	(0.91)
2017 - C	16.07	(0.25)		4.54	4.29	(0.91)
2017 - Institutional	20.29	(0.07)		5.84	5.77	(0.91)
2017 - Service	18.44	(0.16)		5.27	5.11	(0.91)
2017 - Investor	20.08	(0.10)		5.77	5.67	(0.91)
2016 - A	17.93	(0.12	)(e)	2.50	2.38	(1.58)
2016 - C	15.70	(0.22	)(e)	2.17	1.95	(1.58)
2016 - Institutional	19.22	(0.05	)(e)	2.70	2.65	(1.58)
2016 - Service	17.69	(0.14	)(e)	2.47	2.33	(1.58)
2016 - Investor	19.07	(0.08	)(e)	2.67	2.59	(1.58)
2015 - A	18.97	(0.14	)(f)	0.57	0.43	(1.47)
2015 - C	16.91	(0.24	)(f)	0.50	0.26	(1.47)
2015 - Institutional	20.16	(0.07	)(f)	0.60	0.53	(1.47)
2015 - Service	18.76	(0.15	)(f)	0.55	0.40	(1.47)
2015 - Investor	20.04	(0.10	)(f)	0.60	0.50	(1.47)
2014 - A	15.20	(0.15)		4.16	4.01	(0.24)
2014 - C	13.68	(0.25)		3.72	3.47	(0.24)
2014 - Institutional	16.08	(0.08)		4.40	4.32	(0.24)
2014 - Service	15.04	(0.16)		4.12	3.96	(0.24)
2014 - Investor	16.01	(0.11)		4.38	4.27	(0.24)
2013 - A	13.62	(0.12)		1.70	1.58	—
2013 - C	12.34	(0.20)		1.54	1.34	—
2013 - Institutional	14.34	(0.06)		1.80	1.74	—
2013 - Service	13.49	(0.13)		1.68	1.55	—
2013 - Investor	14.30	(0.09)		1.80	1.71	—

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(d)	Annualized.
(e)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.13% of average net assets.
(f)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.10% of average net assets.

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(c)

$24.98	16.77%	$293,427	1.38	%(d)	1.49	%(d)	(0.79	)%(d)	21%
20.71	16.35	54,895	2.13	(d)	2.23	(d)	(1.53	)(d)	21
27.50	17.00	105,864	0.99	(d)	1.09	(d)	(0.40	)(d)	21
24.50	16.71	24,984	1.49	(d)	1.59	(d)	(0.90	)(d)	21
27.12	16.92	21,038	1.13	(d)	1.24	(d)	(0.53	)(d)	21
27.50	9.65	11	1.00	(d)	1.06	(d)	(0.48	)(d)	21

23.04	29.17	268,746	1.42		1.53		(0.74)		19
19.45	28.18	50,779	2.17		2.28		(1.49)		19
25.15	29.66	85,095	1.02		1.13		(0.34)		19
22.64	29.03	18,919	1.51		1.63		(0.83)		19
24.84	29.46	23,317	1.16		1.28		(0.46)		19
18.73	13.71	233,097	1.47		1.55		(0.68	)(e)	22
16.07	12.87	52,843	2.22		2.30		(1.43	)(e)	22
20.29	14.22	83,746	1.07		1.15		(0.27	)(e)	22
18.44	13.61	11,186	1.57		1.65		(0.79	)(e)	22
20.08	14.00	6,741	1.22		1.30		(0.43	)(e)	22
17.93	2.31	250,087	1.48		1.54		(0.74	)(f)	41
15.70	1.53	53,556	2.23		2.29		(1.49	)(f)	41
19.22	2.68	92,483	1.08		1.14		(0.33	)(f)	41
17.69	2.17	10,329	1.58		1.64		(0.84	)(f)	41
19.07	2.54	6,103	1.23		1.29		(0.52	)(f)	41
18.97	26.55	260,982	1.51		1.55		(0.85)		39
16.91	25.54	58,602	2.26		2.30		(1.60)		39
20.16	27.03	99,039	1.11		1.15		(0.45)		39
18.76	26.49	10,712	1.61		1.65		(0.96)		39
20.04	26.83	3,228	1.26		1.30		(0.59)		39
15.20	11.60	228,424	1.50		1.55		(0.85)		33
13.68	10.86	50,278	2.25		2.30		(1.59)		33
16.08	12.13	70,416	1.10		1.15		(0.43)		33
15.04	11.49	10,167	1.60		1.65		(0.95)		33
16.01	11.96	2,651	1.25		1.30		(0.59)		33

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements

February 28, 2018 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Capital Growth, Growth Opportunities, Small/Mid Cap Growth and Strategic Growth	A, C, Institutional, Service, Investor, R and R6	Diversified
Blue Chip*, Concentrated Growth and Flexible Cap**	A, C, Institutional, Investor, R and R6	Diversified
Technology Opportunities	A, C, Institutional, Service, Investor and R6	Diversified

*	Formerly known as Goldman Sachs Dynamic U.S. Equity Fund. Effective October 31, 2017, the Fund changed its name to the Goldman Sachs Blue Chip Fund.
**	Formerly known as Goldman Sachs Flexible Cap Growth Fund. Effective August 31, 2017, the Fund changed its name to the Goldman Sachs Flexible Cap Fund.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R and Class R6 Shares are not subject to a sales charge. Previously, Investor Shares were known as Class IR Shares.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.
A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency, Service and Shareholder Administration fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Commission Recapture — GSAM, on behalf of certain Funds, may direct portfolio trades, subject to seeking best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to a Fund as cash payments and are included in net realized gain (loss) from investments on the Statements of Operations.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 28, 2018:

BLUE CHIP

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$109,849	$—	$—
North America	7,515,312	—	—
Investment Company	58,966	—	—
Total	$7,684,127	$—	$—

CAPITAL GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$21,852,802	$—	$—
North America	948,303,235	—	—
Investment Company	17	—	—
Securities Lending Reinvestment Vehicle	2,847,955	—	—
Total	$973,004,009	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

CONCENTRATED GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$2,415,313	$—	$—
North America	150,920,635	—	—
Investment Company	650,775	—	—
Total	$153,986,723	$—	$—

FLEXIBLE CAP

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$369,981	$—	$—
North America	18,567,224	—	—
Exchange Traded Funds	1,282,971	—	—
Total	$20,220,176	$—	$—

GROWTH OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$43,556,235	$—	$—
North America	2,399,770,492	—	—
Investment Company	16,561,617	—	—
Securities Lending Reinvestment Vehicle	7,326,856	—	—
Total	$2,467,215,200	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SMALL/MID CAP GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$15,162,354	$—	$—
Europe	81,914,295	—	—
North America	2,170,477,233	—	—
Investment Company	16,861,022	—	—
Securities Lending Reinvestment Vehicle	28,528,059	—	—
Total	$2,312,942,963	$—	$—

STRATEGIC GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$4,437,191	$—	$—
North America	267,506,677	—	—
Securities Lending Reinvestment Vehicle	3,224,075	—	—
Total	$275,167,943	$—	$—

TECHNOLOGY OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$10,723,427	$—	$—
North America	481,812,585	—	—
Investment Company	1,148,790	—	—
Total	$493,684,802	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

As of February 28, 2018, contractual management fees with GSAM were as stated below. The effective contractual management rates and effective net management rates represent the rates for the six month period ended February 28, 2018.

	Contractual Management Rate					Effective Contractual Management Rate	Effective Net Management Rate#
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion

Blue Chip	0.55%	0.50%	0.47%	0.46%	0.45%	0.60%	0.59%
Capital Growth	0.71	0.64	0.61	0.61	0.61	0.90	0.71
Concentrated Growth	0.76	0.68	0.65	0.64	0.62	0.92	0.78
Flexible Cap	0.55	0.50	0.47	0.46	0.45	0.55	0.55
Growth Opportunities	0.92	0.92	0.83	0.79	0.77	0.95	0.90
Small/Mid Cap Growth	0.85	0.85	0.77	0.73	0.71	0.93	0.84
Strategic Growth	0.71	0.64	0.61	0.59	0.58	0.90	0.71
Technology Opportunities	0.94	0.85	0.80	0.79	0.77	0.98	0.95

#	The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

Prior to December 29, 2017 for the Capital Growth Fund, Concentrated Growth Fund, Growth Opportunities Fund, Small/Mid Cap Growth Fund, Strategic Growth Fund and Technology Opportunities Fund, prior to November 1, 2017 for the Blue Chip Fund and prior to September 1, 2017 for the Flexible Cap Fund, the contractual management fee rates were as stated below.

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion
Blue Chip	0.70%	0.63%	0.60%	0.59%	0.58%
Capital Growth	1.00	0.90	0.80	0.80	0.80
Concentrated Growth	1.00	0.90	0.86	0.84	0.82
Flexible Cap	1.00	0.90	0.86	0.84	0.82
Growth Opportunities	1.00	1.00	0.90	0.86	0.84
Small/Mid Cap Growth	1.00	1.00	0.90	0.86	0.84
Strategic Growth	1.00	0.90	0.86	0.84	0.82
Technology Opportunities	1.00	0.90	0.86	0.84	0.82

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the six months ended February 28, 2018, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived
Blue Chip	$188
Capital Growth	2,155
Concentrated Growth	195
Flexible Cap	30
Growth Opportunities	9,132
Small/Mid Cap Growth	19,768
Strategic Growth	181
Technology Opportunities	264

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Services Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*	Service
Distribution and/or Service Plan	0.25%	0.75%	0.50%	0.25%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended February 28, 2018, Goldman Sachs advised that it retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
Blue Chip	$62	$—
Capital Growth	9,579	160
Concentrated Growth	1,407	—
Flexible Cap	267	—
Growth Opportunities	4,737	165
Small/Mid Cap Growth	21,844	—
Strategic Growth	968	—
Technology Opportunities	15,722	111

D.  Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service and/or Shareholder Administration Plans to allow Class C and Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance and/or shareholder administration services to their customers who are beneficial owners of such shares. The Service and/or Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C or Service Shares of the Funds, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.18% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.05% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, and Class R Shares of the Growth Opportunities Fund. This arrangement will remain in effect through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.03% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, and Class R Shares of the Blue Chip, Concentrated Growth, Flexible Cap and Small/Mid Cap Growth Funds. This arrangement will remain in effect through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Blue Chip, Capital Growth, Concentrated Growth, Flexible Cap, Growth Opportunities, Small/Mid Cap Growth, Strategic Growth, and Technology Opportunities Funds are 0.084%, 0.004%, 0.004%, 0.004%, 0.014%, 0.064%, 0.004%, and 0.004%, respectively. These Other Expense limitations will remain in place through at least December 29, 2018, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended February 28, 2018, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Fee Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions
Blue Chip	$188	$370	$122,049	$122,607
Capital Growth	889,834	409	303,655	1,193,898
Concentrated Growth	109,827	1,243	182,527	293,597
Flexible Cap	30	1,088	119,893	121,011
Growth Opportunities	661,187	184,683	211,416	1,057,285
Small/Mid Cap Growth	1,044,355	158,581	—	1,202,936
Strategic Growth	258,532	16	136,902	395,450
Technology Opportunities	75,270	111	173,820	249,201

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G.  Line of Credit Facility — As of February 28, 2018, the Funds participated in a $1,100,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2018, the Funds did not have any borrowings under the facility.

H.  Other Transactions with Affiliates — For the six months ended February 28, 2018, Goldman Sachs did not earn any brokerage commissions from portfolio transactions, on behalf of the Funds.

The table below shows the transactions in and earnings from investments in the Government Money Market Fund — Institutional Shares for the six months ended February 28, 2018:

Fund	Market Value as of August 31, 2017	Purchases at Cost	Proceeds from Sales	Market Value as of February 28, 2018	Shares as of February 28, 2018	Dividend Income
Blue Chip	$218,033	$2,809,597	$(2,968,664)	$58,966	58,966	$1,208
Capital Growth	2,486,511	21,580,310	(24,426,804)	17	17	12,391
Concentrated Growth	84	5,416,921	(4,766,230)	650,775	650,775	1,257
Flexible Cap	619,814	402,444	(1,022,258)	—	—	150
Growth Opportunities	7,868,408	322,294,789	(313,601,580)	16,561,617	16,561,617	60,146
Small/Mid Cap Growth	24,263,812	286,548,966	(293,951,756)	16,861,022	16,861,022	122,848
Strategic Growth	58	4,356,040	(4,356,098)	—	—	989
Technology Opportunities	15	19,858,262	(18,709,487)	1,148,790	1,148,790	3,097

As of February 28, 2018, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Class C	Institutional	Investor	Class R	Class R6
Blue Chip	7%	14%	9%	100%	100%
Capital Growth	—	—	—	—	62
Concentrated Growth	—	—	5	69	16
Flexible Cap	—	—	46	56	100
Strategic Growth	—	—	—	5	100
Technology Opportunities	—	—	—	—	100

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2018, were as follows:

Fund	Purchases	Sales and Maturities
Blue Chip	$5,553,897	$3,848,014
Capital Growth	206,575,913	266,900,861
Concentrated Growth	37,668,289	50,060,135
Flexible Cap	22,128,755	21,708,568
Growth Opportunities	696,324,048	1,076,964,134
Small/Mid Cap Growth	648,943,100	817,546,912
Strategic Growth	58,137,076	86,043,586
Technology Opportunities	99,499,087	127,224,304

6. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash and/or U.S. Treasury securities collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

6. SECURITIES LENDING (continued)

The Capital Growth, Growth Opportunities, Small/Mid Cap Growth and Strategic Growth Funds invest the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% (prior to February 21, 2018, GSAM may have received a management fee of up to 0.205%) on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash and/or U.S. Treasury securities collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash and/or U.S. Treasury securities collateral due to reinvestment risk. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash and/or U.S. Treasury securities received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2018, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2018, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended February 28, 2018:

Fund	Beginning Value as of August 31, 2017	Purchases at Cost	Proceeds from Sales	Ending Value as of February 28, 2018
Capital Growth	$381,393	$25,076,128	$(22,609,566)	$2,847,955
Concentrated Growth	—	227,800	(227,800)	—
Flexible Cap	323,320	6,311,123	(6,634,443)	—
Growth Opportunities	—	123,424,183	(116,097,327)	7,326,856
Small/Mid Cap Growth	17,851,259	162,334,239	(151,657,439)	28,528,059
Strategic Growth	—	5,670,893	(2,446,818)	3,224,075
Technology Opportunities	2,637,071	308,802	(2,945,873)	—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2017, the Funds’ certain timing differences on a tax basis were as follows:

	Blue Chip	Capital Growth	Concentrated Growth	Flexible Cap Growth	Growth Opportunities	Small/Mid Cap Growth	Strategic Growth	Technology Opportunities
Timing differences (Qualified Late Year Loss Deferral and Post October Losses)	$—	$—	$—	$—	$(6,459,100)	$(6,604,381)	$—	$(2,387,152)

As of February 28, 2018, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Blue Chip	Capital Growth	Concentrated Growth	Flexible Cap Growth	Growth Opportunities	Small/Mid Cap Growth	Strategic Growth	Technology Opportunities
Tax Cost	$6,769,682	$590,584,013	$104,614,969	$16,152,114	$1,827,787,318	$1,784,992,373	$165,267,889	$249,700,659
Gross unrealized gain	1,104,530	394,465,699	52,195,465	4,484,188	669,486,866	581,448,602	114,192,565	245,972,916
Gross unrealized loss	(190,085)	(12,045,703)	2,823,711	(416,126)	(30,058,984)	(53,498,012)	(4,292,511)	(1,988,773)
Net unrealized security gain	$914,445	$382,419,996	$49,371,754	$4,068,062	$639,427,882	$527,950,590	$109,900,054	$243,984,143

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, differences in the tax treatment of underlying fund investments, and partnership investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

8. OTHER RISKS (continued)

Industry Concentration Risk — The Technology Opportunities Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Opportunities Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Opportunities Fund may also invest in a relatively few number of issuers. Thus, the Technology Opportunities Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

In February 2018, the Board of Trustees of the Goldman Sachs Trust approved certain changes to the Goldman Sachs Capital Growth Fund’s principal investment strategy and benchmark index. After the close of business on April 17, 2018, the Fund will seek to achieve its investment objective by investing, under normal circumstances, in approximately 90-150 companies that are considered by the Investment Adviser to be positioned for long-term growth. The Fund will invest in both value and growth companies. The Fund’s fundamental equity investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Blue Chip Fund

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Fiscal Year Ended August 31, 2017

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	17,680	$248,104	43,292	$607,319
Shares issued in connection with merger	—	—	—	—
Reinvestment of distributions	31,111	395,165	789	10,696
Shares redeemed	(13,502)	(184,507)	(79,777)	(1,106,012)
	35,289	458,762	(35,696)	(487,997)
Class C Shares
Shares sold	8,975	126,675	9,430	123,911
Shares issued in connection with merger	—	—	—	—
Reinvestment of distributions	4,157	50,601	2	23
Shares redeemed	(3,643)	(50,270)	(12,450)	(161,341)
	9,489	127,006	(3,018)	(37,407)
Institutional Shares
Shares sold	189,951	2,534,076	97,118	1,362,329
Shares issued in connection with merger	—	—	—	—
Reinvestment of distributions	43,322	554,953	4,295	58,374
Shares redeemed	(60,828)	(796,211)	(228,010)	(3,297,706)
	172,445	2,292,818	(126,597)	(1,877,003)
Service Shares
Shares sold	—	—	—	—
Reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
	—	—	—	—
Investor Shares
Shares sold	5,034	75,280	16,901	236,370
Shares issued in connection with merger	—	—	—	—
Reinvestment of distributions	2,793	35,755	112	1,522
Shares redeemed	(4,015)	(61,922)	(16,262)	(237,369)
	3,812	49,113	751	523
Class R Shares
Shares sold	—	—	—	—
Shares issued in connection with merger	—	—	—	—
Reinvestment of distributions	—	—	1	3
Shares redeemed	—	—	—	—
	—	—	1	3
Class R6 Shares
Shares sold	—	—	—	—
Shares issued in connection with merger	—	—	—	—
Reinvestment of distributions	—	—	7	103
Shares redeemed	—	—	—	—
	—	—	7	103
NET INCREASE (DECREASE)	221,035	$2,927,699	(164,552)	$(2,401,778)

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Capital Growth Fund				Concentrated Growth Fund
For the Six Months Ended February 28, 2018 (Unaudited)		For the Fiscal Year Ended August 31, 2017		For the Six Months Ended February 28, 2018 (Unaudited)		For the Fiscal Year Ended August 31, 2017
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

229,475	$6,773,154	730,413	$19,345,431	16,935	$291,845	35,414	$581,983
—	—	—	—	—	—	11,969	209,101
1,880,254	53,779,240	342,923	8,210,400	27,951	462,041	1,772	26,307
(1,390,968)	(41,231,974)	(3,951,439)	(101,849,606)	(32,736)	(569,658)	(175,677)	(2,797,132)
718,761	19,320,420	(2,878,103)	(74,293,775)	12,150	184,228	(126,522)	(1,979,741)

97,625	2,166,092	267,217	5,342,666	10,530	148,211	14,042	190,404
—	—	—	—	—	—	14,381	213,126
308,446	6,554,474	57,361	1,056,008	16,964	231,562	594	7,494
(241,909)	(5,435,912)	(1,182,494)	(23,978,382)	(30,618)	(442,746)	(51,727)	(721,732)
164,162	3,284,654	(857,916)	(17,579,708)	(3,124)	(62,973)	(22,710)	(310,708)

205,728	6,708,477	653,327	18,523,159	106,639	1,968,165	224,592	3,678,152
—	—	—	—	—	—	860,062	15,902,538
383,700	12,097,584	83,334	2,181,053	916,262	16,164,951	79,695	1,253,285
(621,880)	(20,259,684)	(853,052)	(23,800,378)	(581,490)	(10,609,068)	(1,975,171)	(32,387,904)
(32,452)	(1,453,623)	(116,391)	(3,096,166)	441,411	7,524,048	(810,822)	(11,553,929)

1,649	47,603	10,672	272,764	—	—	—	—
4,219	116,439	870	20,175	—	—	—	—
(1,783)	(52,757)	(26,953)	(702,157)	—	—	—	—
4,085	111,285	(15,411)	(409,218)	—	—	—	—

50,649	1,538,973	181,091	4,753,841	1,451	26,509	19,700	317,334
—	—	—	—	—	—	3,740	66,267
27,119	787,742	3,091	75,073	2,890	48,582	246	3,701
(85,528)	(2,596,899)	(69,852)	(1,851,953)	(23,058)	(419,547)	(9,604)	(156,239)
(7,760)	(270,184)	114,330	2,976,961	(18,717)	(344,456)	14,082	231,063

24,620	705,435	192,857	5,081,740	117	1,948	(910)	(15,835)
—	—	—	—	—	—	1,138	19,335
25,005	690,229	1,858	43,139	140	2,233	6	84
(36,336)	(1,051,148)	(52,946)	(1,321,148)	—	—	(288)	(4,715)
13,289	344,516	141,769	3,803,731	257	4,181	(54)	(1,131)

112	3,700	130	4,046	1,357	24,372	(370)	(6,866)
—	—	—	—	—	—	3,400	62,865
47	1,470	6	168	373	6,572	7	103
—	(9)	—	—	(895)	(16,796)	(4)	(72)
159	5,161	136	4,214	835	14,148	3,033	56,030
860,244	$21,342,229	(3,611,586)	$(88,593,961)	432,812	$7,319,176	(942,993)	$(13,558,416)

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Flexible Cap Fund

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Fiscal Year Ended August 31, 2017

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	24,323	$306,675	66,603	$845,733
Shares issued in connection with merger	—	—	—	—
Reinvestment of distributions	124,283	1,426,826	500	5,826
Shares redeemed	(97,492)	(1,199,695)	(172,497)	(2,115,900)
	51,114	533,806	(105,394)	(1,264,341)
Class C Shares
Shares sold	7,632	86,091	30,505	345,757
Shares issued in connection with merger	—	—	—	—
Reinvestment of distributions	38,360	384,365	141	1,496
Shares redeemed	(27,745)	(337,192)	(49,741)	(542,288)
	18,247	133,264	(19,095)	(195,035)
Institutional Shares
Shares sold	115,643	1,619,102	156,495	2,027,089
Shares issued in connection with merger	—	—	—	—
Reinvestment of distributions	244,148	3,015,595	774	9,494
Shares redeemed	(40,447)	(512,574)	(165,736)	(2,168,710)
	319,344	4,122,123	(8,467)	(132,127)
Service Shares
Shares sold	—	—	—	—
Reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
	—	—	—	—
Investor Shares
Shares sold	762	11,314	42,544	544,209
Shares issued in connection with merger	—	—	—	—
Reinvestment of distributions	3,905	47,179	16	198
Shares redeemed	(25,510)	(349,741)	(32,853)	(445,459)
	(20,843)	(291,248)	9,707	98,948
Class R Shares
Shares sold	92	1,151	791	9,017
Shares issued in connection with merger	—	—	—	—
Reinvestment of distributions	979	10,791	2	27
Shares redeemed	(2)	(19)	(1,157)	(13,208)
	1,069	11,923	(364)	(4,164)
Class R6 Shares
Shares sold	—	—	—	—
Shares issued in connection with merger	—	—	—	—
Reinvestment of distributions	241	2,983	1	10
Shares redeemed	—	—	—	—
	241	2,983	1	10
NET INCREASE (DECREASE)	369,172	$4,512,851	(123,612)	$(1,496,709)

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Growth Opportunities Fund				Small/Mid Cap Growth Fund
For the Six Months Ended February 28, 2018 (Unaudited)		For the Fiscal Year Ended August 31, 2017		For the Six Months Ended February 28, 2018 (Unaudited)		For the Fiscal Year Ended August 31, 2017
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

1,735,865	$38,731,290	3,948,841	$86,976,946	1,499,150	$32,410,049	3,797,922	$75,715,396
—	—	—	—	—	—	—	—
3,455,971	71,849,631	616,532	12,830,026	1,843,608	37,701,786	1,063,586	20,548,483
(4,952,901)	(116,068,209)	(13,363,194)	(292,738,087)	(3,092,048)	(68,467,704)	(25,848,187)	(513,599,609)
238,935	(5,487,288)	(8,797,821)	(192,931,115)	250,710	1,644,131	(20,986,679)	(417,335,730)

271,784	4,161,129	327,692	5,350,331	584,306	11,046,941	1,040,863	18,593,918
—	—	—	—	—	—	—	—
1,349,765	19,409,623	201,442	3,156,597	1,607,766	28,441,383	486,596	8,349,983
(970,452)	(15,834,027)	(3,253,166)	(53,741,818)	(1,427,215)	(27,328,588)	(5,194,599)	(91,887,203)
651,097	7,736,725	(2,724,032)	(45,234,890)	764,857	12,159,736	(3,667,140)	(64,943,302)

7,834,201	209,800,351	12,716,492	318,354,392	4,668,348	108,525,173	12,957,008	275,379,906
—	—	—	—	—	—	—	—
9,590,336	235,922,256	1,689,189	40,287,147	5,605,047	122,358,178	1,573,154	32,076,604
(18,375,685)	(490,181,006)	(40,983,720)	(1,038,080,205)	(8,030,829)	(186,779,235)	(23,856,792)	(500,218,708)
(951,148)	(44,458,399)	(26,578,039)	(679,438,666)	2,242,566	44,104,116	(9,326,630)	(192,762,198)

153,102	3,191,776	125,857	2,635,331	158,813	3,399,290	287,704	5,645,566
249,919	4,950,893	36,199	725,434	90,894	1,811,511	20,720	392,014
(178,257)	(3,880,906)	(512,580)	(10,732,449)	(154,825)	(3,318,058)	(251,303)	(4,950,109)
224,764	4,261,763	(350,524)	(7,371,684)	94,882	1,892,743	57,121	1,087,471

497,469	11,894,204	2,311,524	51,977,934	2,185,509	49,878,404	14,003,481	288,091,753
—	—	—	—	—	—	—	—
1,002,231	21,848,644	151,961	3,279,315	2,624,748	55,592,168	520,109	10,339,759
(1,395,909)	(33,890,416)	(3,212,330)	(72,743,080)	(3,141,186)	(70,915,259)	(10,461,903)	(215,173,618)
103,791	(147,568)	(748,845)	(17,485,831)	1,669,071	34,555,313	4,061,687	83,257,894

216,066	4,659,575	606,539	13,007,450	175,738	3,692,885	389,436	7,641,743
—	—	—	—	—	—	—	—
508,819	10,105,151	72,078	1,448,776	136,788	2,701,568	52,223	981,268
(530,548)	(11,752,284)	(1,121,497)	(23,899,233)	(459,220)	(9,677,661)	(954,048)	(18,569,971)
194,337	3,012,442	(442,880)	(9,443,007)	(146,694)	(3,283,208)	(512,389)	(9,946,960)

2,290,874	62,253,483	4,994,842	125,307,524	362,930	8,620,181	720,880	15,338,259
—	—	—	—	—	—	—	—
1,055,619	25,989,352	100,027	2,386,639	139,018	3,036,144	29,904	610,048
(970,108)	(25,426,669)	(2,599,791)	(65,703,844)	(259,266)	(6,162,915)	(237,520)	(5,014,293)
2,376,385	62,816,166	2,495,078	61,990,319	242,682	5,493,410	513,264	10,934,014
2,838,161	$27,733,841	(37,147,063)	$(889,914,874)	5,118,074	$96,566,241	(29,860,766)	$(589,708,811)

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Strategic Growth Fund

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Fiscal Year Ended August 31, 2017

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	158,176	$2,095,052	800,544	$9,730,490
Shares issued in connection with merger	—	—	—	—
Reinvestment of distributions	441,271	5,193,762	118,583	1,364,885
Shares redeemed	(1,678,437)	(23,738,778)	(1,445,808)	(17,905,833)
	(1,078,990)	(16,449,964)	(526,681)	(6,810,458)
Class C Shares
Shares sold	74,146	726,225	84,221	875,616
Shares issued in connection with merger	—	—	—	—
Reinvestment of distributions	229,878	2,126,375	29,118	278,952
Shares redeemed	(179,089)	(1,803,238)	(410,008)	(4,226,604)
	124,935	1,049,362	(296,669)	(3,072,036)
Institutional Shares
Shares sold	2,180,031	31,683,015	3,641,772	46,202,866
Shares issued in connection with merger	—	—	—	—
Reinvestment of distributions	3,577,991	45,552,679	772,278	9,454,373
Shares redeemed	(2,511,444)	(33,814,551)	(13,344,676)	(177,635,831)
	3,246,578	43,421,143	(8,930,626)	(121,978,592)
Service Shares
Shares sold	5,002	65,590	14,693	181,127
Reinvestment of distributions	9,390	109,589	873	9,995
Shares redeemed	(6,689)	(81,564)	(3,658)	(46,981)
	7,703	93,615	11,908	144,141
Investor Shares
Shares sold	16,992	245,948	115,400	1,539,553
Shares issued in connection with merger	—	—	—	—
Reinvestment of distributions	36,139	459,379	2,398	29,343
Shares redeemed	(36,499)	(506,061)	(28,917)	(393,178)
	16,632	199,266	88,881	1,175,718
Class R Shares
Shares sold	5,357	64,156	9,245	110,688
Shares issued in connection with merger	—	—	—	—
Reinvestment of distributions	528	6,082	21	234
Shares redeemed	(2,607)	(31,769)	(3,700)	(45,903)
	3,278	38,469	5,566	65,019
Class R6 Shares
Shares sold	—	—	—	—
Shares issued in connection with merger	—	—	—	—
Reinvestment of distributions	197	2,515	30	356
Shares redeemed	—	—	—	—
	197	2,515	30	356
NET INCREASE (DECREASE)	2,320,333	$28,354,406	(9,647,591)	$(130,475,852)

(a)	Commenced operations on December 29, 2017.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Technology Opportunities Fund
For the Six Months Ended February 28, 2018 (Unaudited)		For the Fiscal Year Ended August 31, 2017
Shares	Dollars	Shares	Dollars

775,433	$18,519,406	2,122,974	$42,750,908
—	—	—	—
808,376	18,511,810	561,198	10,202,588
(1,502,338)	(35,670,459)	(3,463,681)	(68,197,564)
81,471	1,360,757	(779,509)	(15,244,068)

120,251	2,363,072	242,799	4,110,605
—	—	—	—
214,052	4,071,263	155,295	2,396,207
(294,208)	(5,882,058)	(1,075,976)	(18,697,895)
40,095	552,277	(677,882)	(12,191,083)

775,545	20,402,020	1,178,660	25,315,518
—	—	—	—
213,984	5,390,254	169,963	3,363,564
(523,457)	(13,818,340)	(2,093,144)	(45,000,118)
466,072	11,973,934	(744,521)	(16,321,036)

342,144	8,061,529	542,582	10,844,901
66,210	1,487,735	28,325	506,163
(224,245)	(5,230,103)	(341,783)	(6,700,203)
184,109	4,319,161	229,124	4,650,861

70,533	1,818,931	877,816	18,099,804
—	—	—	—
65,944	1,638,714	21,094	412,820
(299,344)	(7,760,276)	(295,943)	(6,529,024)
(162,867)	(4,302,631)	602,967	11,983,600

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

399 (a)	10,000 (a)	—	—
— (a)	— (a)	—	—
— (a)	— (a)	—	—
— (a)	— (a)	—	—
399 (a)	10,000 (a)	—	—
609,279	$13,913,498	(1,369,821)	$(27,121,726)

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Fund Expenses — Six Month Period Ended February 28, 2018 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class R and Class R6 Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class R or Class R6 Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2017 through February 28, 2018, which represents a period of 181 days in a 365-day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees.Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Blue Chip Fund				Capital Growth Fund				Concentrated Growth Fund				Flexible Cap Fund
Share Class	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*
Class A
Actual	$1,000.00	$1,086.10		$5.48	$1,000.00	$1,132.60		$6.03	$1,000.00	$1,103.10		$6.15	$1,000.00	$1,107.50		$4.96
Hypothetical 5% return	1,000.00	1,019.54	+	5.31	1,000.00	1,019.14	+	5.71	1,000.00	1,018.94	+	5.91	1,000.00	1,020.08	+	4.76
Class C
Actual	1,000.00	1,082.20		9.34	1,000.00	1,128.30		9.97	1,000.00	1,099.10		10.04	1,000.00	1,103.80		8.87
Hypothetical 5% return	1,000.00	1,015.82	+	9.05	1,000.00	1,015.42	+	9.44	1,000.00	1,015.22	+	9.64	1,000.00	1,016.36	+	8.50
Institutional
Actual	1,000.00	1,088.10		3.62	1,000.00	1,134.60		3.97	1,000.00	1,105.20		4.28	1,000.00	1,109.60		3.09
Hypothetical 5% return	1,000.00	1,021.32	+	3.51	1,000.00	1,021.08	+	3.76	1,000.00	1,020.73	+	4.11	1,000.00	1,021.87	+	2.96
Service
Actual	—	—		—	1,000.00	1,131.90		6.61	—	—		—	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,018.60	+	6.26	—	—		—	—	—		—
Investor
Actual	1,000.00	1,087.60		4.19	1,000.00	1,134.00		4.71	1,000.00	1,103.90		4.85	1,000.00	1,108.80		3.66
Hypothetical 5% return	1,000.00	1,020.78	+	4.06	1,000.00	1,020.38	+	4.46	1,000.00	1,020.18	+	4.66	1,000.00	1,021.32	+	3.51
Class R
Actual	1,000.00	1,084.60		6.72	1,000.00	1,131.30		7.35	1,000.00	1,101.60		7.45	1,000.00	1,105.90		6.27
Hypothetical 5% return	1,000.00	1,018.35	+	6.51	1,000.00	1,017.90	+	6.95	1,000.00	1,017.70	+	7.15	1,000.00	1,018.84	+	6.01
Class R6
Actual	1,000.00	1,088.30		3.73	1,000.00	1,134.80		3.92	1,000.00	1,104.80		4.23	1,000.00	1,109.50		3.03
Hypothetical 5% return	1,000.00	1,021.22	+	3.61	1,000.00	1,021.13	+	3.71	1,000.00	1,020.78	+	4.06	1,000.00	1,021.92	+	2.91

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Fund Expenses — Six Month Period Ended February 28, 2018 (Unaudited) (continued)

	Growth Opportunities Fund				Small/Mid Cap Growth Fund				Strategic Growth Fund				Technology Opportunities Fund
Share Class	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*
Class A
Actual	$1,000.00	$1,110.60		$6.75	$1,000.00	$1,122.00		$6.73	$1,000.00	$1,126.90		$6.01	$1,000.00	$1,167.70		$7.42
Hypothetical 5% return	1,000.00	1,018.40	+	6.46	1,000.00	1,018.45	+	6.41	1,000.00	1,019.14	+	5.71	1,000.00	1,017.95	+	6.90
Class C
Actual	1,000.00	1,106.50		10.65	1,000.00	1,117.50		10.66	1,000.00	1,122.70		9.95	1,000.00	1,163.50		11.43
Hypothetical 5% return	1,000.00	1,014.68	+	10.19	1,000.00	1,014.73	+	10.14	1,000.00	1,015.42	+	9.44	1,000.00	1,014.23	+	10.64
Institutional
Actual	1,000.00	1,112.40		4.98	1,000.00	1,123.60		4.84	1,000.00	1,129.30		3.96	1,000.00	1,170.00		5.33
Hypothetical 5% return	1,000.00	1,020.08	+	4.76	1,000.00	1,020.23	+	4.61	1,000.00	1,021.08	+	3.76	1,000.00	1,019.89	+	4.96
Service
Actual	1,000.00	1,109.70		7.58	1,000.00	1,121.40		7.47	1,000.00	1,127.20		6.59	1,000.00	1,167.10		8.01
Hypothetical 5% return	1,000.00	1,017.60	+	7.25	1,000.00	1,017.75	+	7.10	1,000.00	1,018.60	+	6.26	1,000.00	1,017.41	+	7.45
Investor
Actual	1,000.00	1,112.20		5.45	1,000.00	1,123.30		5.42	1,000.00	1,128.70		4.70	1,000.00	1,169.20		6.08
Hypothetical 5% return	1,000.00	1,019.64	+	5.21	1,000.00	1,019.69	+	5.16	1,000.00	1,020.38	+	4.46	1,000.00	1,019.19	+	5.66
Class R
Actual	1,000.00	1,109.50		8.05	1,000.00	1,120.30		8.04	1,000.00	1,126.60		7.33	—	—		—
Hypothetical 5% return	1,000.00	1,017.16	+	7.70	1,000.00	1,017.21	+	7.65	1,000.00	1,017.90	+	6.95	—	—		—
Class R6
Actual	1,000.00	1,112.70		4.92	1,000.00	1,123.50		4.79	1,000.00	1,129.60		3.91	1,000.00	1,096.50	^	1.67	^
Hypothetical 5% return	1,000.00	1,020.13	+	4.71	1,000.00	1,020.28	+	4.56	1,000.00	1,021.13	+	3.71	1,000.00	1,006.36	+^	1.59	^
+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2018. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service	Investor	Class R	Class R6
Blue Chip	1.06%	1.81%	0.70%	—%	0.81%	1.30%	0.72%
Capital Growth	1.14	1.89	0.75	1.25	0.89	1.39	0.74
Concentrated Growth	1.18	1.93	0.82	—	0.93	1.43	0.81
Flexible Cap Growth	0.95	1.70	0.59	—	0.70	1.20	0.58
Growth Opportunities	1.29	2.04	0.95	1.45	1.04	1.54	0.94
Small/Mid Cap Growth	1.28	2.03	0.92	1.42	1.03	1.53	0.91
Strategic Growth	1.14	1.89	0.75	1.25	0.89	1.39	0.74
Technology Opportunities	1.38	2.13	0.99	1.49	1.13	—	1.00^

^	Class R6 Shares of the Technology Opportunities Fund commenced operations on December 29, 2017.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.29 trillion in assets under supervision as of December 31, 2017, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund
∎	Total Emerging Markets Income Fund[4]

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund[5]
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund[6]
∎	Concentrated Growth Fund[7]
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund[8]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund[9]
∎	International Equity ESG Fund[10]
∎	Asia Equity Fund
∎	Emerging Markets Equity Fund
∎	N-11 Equity Fund
∎	ESG Emerging Markets Equity Fund

Select Satellite

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund[11]
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Absolute Return Multi-Asset Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Equity Growth Strategy Portfolio
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date 2020 Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
∎	Tactical Exposure Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on December 26, 2017, the Goldman Sachs Dynamic Emerging Markets Debt Fund was renamed the Goldman Sachs Total Emerging Markets Income Fund.
[5]	Effective on June 20, 2017, the Goldman Sachs Growth and Income Fund was renamed the Goldman Sachs Equity Income Fund.
[6]	Effective after the close of business on August 31, 2017, the Goldman Sachs Flexible Cap Growth Fund was renamed the Goldman Sachs Flexible Cap Fund.
[7]	Effective on July 28, 2017, the Goldman Sachs Focused Growth Fund was reorganized with and into the Goldman Sachs Concentrated Growth Fund.
[8]	Effective after the close of business on October 31, 2017, the Goldman Sachs Dynamic U.S. Equity Fund was renamed the Goldman Sachs Blue Chip Fund.
[9]	Effective after the close of business on February 27, 2018, the Goldman Sachs Strategic International Equity Fund was renamed the Goldman Sachs International Equity Income Fund.
[10]	Effective after the close of business on February 27, 2018, the Goldman Sachs Focused International Equity Fund was renamed the Goldman Sachs International Equity ESG Fund.
[11]	Effective after the close of business on October 30, 2017, the Goldman Sachs Dynamic Allocation Fund was renamed the Goldman Sachs Alternative Premia Fund. Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Kathryn A. Cassidy Diana M. Daniels Herbert J. Markley James A. McNamara Roy W. Templin Gregory G. Weaver

OFFICERS

James A. McNamara, President

Scott M. McHugh, Treasurer, Senior Vice President and

Principal Financial Officer

Joseph F. DiMaria, Assistant Treasurer

and Principal Accounting Officer

Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Qs. The Funds’ Form N-Qs are available on the SEC’s web site at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. The Funds’ Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Form N-Qs may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of February 28, 2018 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

THIS MATERIAL IS FOR INFORMATIONAL PURPOSES ONLY AND IS PROVIDED SOLELY ON THE BASIS THAT IT WILL NOT CONSTITUTE INVESTMENT OR OTHER ADVICE OR A RECOMMENDATION RELATING TO ANY PERSON’S OR PLAN’S INVESTMENT OR OTHER DECISIONS, AND GOLDMAN SACHS IS NOT A FIDUCIARY OR ADVISOR WITH RESPECT TO ANY PERSON OR PLAN BY REASON OF PROVIDING THE MATERIAL OR CONTENT HEREIN INCLUDING UNDER THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974 OR DEPARTMENT OF LABOR REGULATIONS. PLAN SPONSORS AND OTHER FIDUCIARIES SHOULD CONSIDER THEIR OWN CIRCUMSTANCES IN ASSESSING ANY POTENTIAL COURSE OF ACTION.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2018 Goldman Sachs. All rights reserved. 126196-OTU-744246 EQGRWSAR-18/109K

Goldman Sachs Funds

Semi-Annual Report	February 28, 2018

Fundamental Equity Value Funds
Equity Income*
Focused Value
Large Cap Value
Mid Cap Value
Small Cap Value
Small/Mid Cap Value

*	Effective after the close of business on June 20, 2017, the Goldman Sachs Growth and Income Fund was renamed the Goldman Sachs Equity Income Fund. Performance information prior to this date reflects the Fund’s former strategies.

Goldman Sachs Fundamental Equity Value Funds

∎	EQUITY INCOME

∎	FOCUSED VALUE

∎	LARGE CAP VALUE

∎	MID CAP VALUE

∎	SMALL CAP VALUE

∎	SMALL/MID CAP VALUE

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

What Differentiates the Goldman Sachs Value Strategies’ Investment Process?

Goldman Sachs’ Fundamental Equity Value Strategies Team (the “Team”) believes that all successful investing should thoughtfully weigh two important attributes of a stock: price and prospects. Through independent fundamental research, the Team seeks to identify and invest in quality businesses that are selling at compelling valuations.

At the heart of our value investment philosophy is a belief in the rigorous analysis of business fundamentals. Our approach may include:

∎	Meetings with management teams and on-site company visits

∎	Industry-specific, proprietary financial and valuation models

∎	Assessment of management quality

∎	Analysis of each company’s competitive position and industry dynamics

∎	Interviews with competitors, suppliers and customers

We seek to invest in companies when we believe:

∎	Market uncertainty exists

∎	Their economic value is not recognized by the market

We seek to buy companies with quality characteristics. For us, this means companies that have:

∎	Sustainable operating earnings, or competitive advantage

∎	Excellent stewardship of capital

∎	Capability to earn above their cost of capital

∎	Strong or improving balance sheets and cash flow

Value portfolios that strive to offer:

∎	Capital appreciation potential as each company’s true value is recognized in the marketplace

∎	Investment style consistency

1

MARKET REVIEW

Goldman Sachs Fundamental Equity Value Funds

Market Review

Overall, U.S. equities rallied during the six months ended February 28, 2018 (the “Reporting Period”), boosted overall by a combination of accelerating economic growth, rising corporate earnings and a general lack of negative financial headlines. Plus, for most of the Reporting Period, U.S. equity market volatility was at or near historic lows. The Standard & Poor’s 500 Index (the “S&P 500 Index”) ended the Reporting Period with a gain of 10.84%. The Russell 3000® Index generated a return of 10.45%.

As the Reporting Period began in September 2017, U.S. economic activity and labor market data showed consistent strength, with U.S. Gross Domestic Product (“GDP”) at an annualized rate above 3%, unemployment down to 4.2% and a reversal of five consecutive downside inflation reports. Progress on tax reform and strong economic activity data remained supportive for U.S. equities in October and November 2017. The Federal Reserve (the “Fed”) delivered the third interest rate hike of 2017 in December as had been widely expected and maintained its projections for three additional interest rate hikes in 2018. U.S. equities gained additional momentum toward the end of the calendar year from the passage of a tax reform bill that reduced the corporate tax rate from 35% to 21%. The fourth quarter of 2017 marked the ninth consecutive quarter of positive returns for the S&P 500 Index, its strongest quarterly advance in four years.

U.S. equities saw a strong start to 2018, driven by positive economic data, the $1.5 trillion tax reform plan and a favorable corporate earnings season. U.S. GDP for the fourth quarter of 2017 came in below that of the growth rate for the second and third quarters of the calendar year but was still a respectable annualized rate of 2.5%. The labor market in January 2018 also continued to highlight tightening slack in the economy. While December 2017 payroll data undershot consensus expectations, November 2017 data was revised such that the U.S. unemployment rate stood at a 17-year low of 4.1% and average hourly earnings ticked up. The fourth quarter corporate earnings season was robust, with strong revenue and earnings growth relative to historical data. Companies were beginning to provide discrete guidance on tax rates, and 2018 earnings forecasts were being upgraded as a result. The S&P 500 Index saw 14 closing highs in the month of January 2018.

In February 2018, however, equities sold off globally on market speculation of a faster pace of interest rate hikes, which stoked a sharp rise in rates and volatility. Robust labor market data sparked the initial risk-off sentiment — nonfarm payroll employment increased by 200,000 in January 2018, while the unemployment rate remained steady at 4.1% and average hourly earnings rose 0.34% month over month. Concerns about monetary policy tightening were further exacerbated by solid U.S. inflation data. New Fed Chair Jerome Powell’s testimony before Congress, positing a more optimistic economic outlook since the December 2017 Fed meeting, triggered speculation of a faster pace of interest rate hikes, surprising markets with its hawkish tilt and sparking a sell-off. (Hawkish language tends to suggest higher interest rates; opposite of dovish.) Renewed concerns about the increasingly hostile exchanges between North Korea and the White House further drove heightened volatility. On February 5, 2018, the VIX, a measure of volatility in the U.S. equity market, recorded its largest ever one day increase, and on February 8, 2018, the S&P 500 Index posted a one-day correction of 10.16%. Though the S&P 500 Index posted a negative return for February 2018, the U.S. equity markets rallied after February 8th and the VIX declined from a month high of 50.30 to end the Reporting Period at 19.85.

2

MARKET REVIEW

For the Reporting Period overall, information technology, financials and consumer discretionary, widely considered more economically-sensitive sectors, were the best performing sectors in the S&P 500 Index by a wide margin. The weakest performing sectors in the S&P 500 Index were utilities, real estate and consumer staples, traditionally considered more defensive sectors and the only three to post a negative absolute return during the Reporting Period.

Within the U.S. equity market, all capitalization segments posted positive returns, but large-cap stocks, as measured by the Russell 1000® Index, performed best, followed by mid-cap stocks, as measured by the Russell Midcap® Index, and then small-cap stocks, as measured by the Russell 2000® Index. From a style perspective, growth-oriented stocks significantly outpaced value-oriented stocks across the capitalization spectrum. (All as measured by the FTSE Russell indices.)

Looking Ahead

Following robust fourth quarter 2017 earnings reports in the early months of 2018, we remained cautiously optimistic at the end of the Reporting Period that favorable macroeconomic conditions and strong corporate earnings could continue to drive positive U.S. equity market performance as the calendar year progresses. As a result of the U.S. tax legislation passed in December 2017, we expected additional upside from tax savings deployment into reinvestment, capital return in the form of buybacks and dividends, increased mergers and acquisitions and/or paying down of debt. While our return expectations for the U.S. equity market remained relatively muted given what we perceive to be rather extended valuations, we believed U.S. equities were still more attractive than most other asset classes. Additionally, after several years of thematic-driven markets, we were excited at the end of the Reporting Period about lower correlations at the stock level. We believe an active investment approach may well be poised to benefit in this type of market environment.

Regardless of market direction, our fundamental, bottom-up stock selection continues to drive our process, rather than headlines or sentiment. We maintain high conviction in the companies the Funds own and believe they have the potential to outperform relative to the broader market regardless of economic growth conditions. We continue to focus on undervalued companies that we believe have comparatively greater control of their own destiny, such as innovators with differentiated products, companies with low cost structures or companies that have been investing in their own businesses and may be poised to gain market share. We maintain our discipline in identifying companies with what we believe to be strong or improving balance sheets, led by quality management teams and trading at discounted valuations. We remain focused on the long-term performance of the Funds.

As always, deep research resources, a forward-looking investment process and truly actively managed portfolios are keys, in our view, to both preserving capital and outperforming the market over the long term.

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MARKET REVIEW

Changes to the Funds’ Portfolio Management Team during the Reporting Period

Effective January 9, 2018, Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) centralized its Fundamental Equity U.S. Value and Fundamental Equity U.S. Growth Teams into a single Fundamental Equity U.S. Equity Team. These changes did not impact Goldman Sachs Small Cap Value Fund and Goldman Sachs Small/Mid Cap Value Fund, as they continue to be managed by the Small Cap Value Team. The Investment Adviser believes these changes will benefit the Funds by providing a more holistic investment perspective and the ability to leverage investment ideas across the U.S. Fundamental Equity platform.

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PORTFOLIO RESULTS

Goldman Sachs Equity Income Fund

Portfolio Composition

Under normal circumstances, the Fund invests at least 80% of its total net assets in equity investments that the Goldman Sachs Fundamental Equity U.S. Equity Team considers to have favorable prospects for capital appreciation and/or dividend-paying ability. Although the Fund will invest primarily in publicly traded U.S. securities, including preferred and convertible securities, it may invest up to 25% of its total net assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. The Fund may also invest up to 20% of its total net assets in fixed income securities, such as government, corporate and bank debt obligations, that offer the potential to further the Fund’s investment objective of long-term capital appreciation and growth of income.

Portfolio Management Discussion and Analysis
Effective after the close of business on June 20, 2017, the Goldman Sachs Growth and Income Fund was renamed Goldman Sachs Equity Income Fund, and its principal strategy changed, as reflected above. Below, the Goldman Sachs Fundamental Equity U.S. Equity Team discusses the Goldman Sachs Equity Income Fund’s (the “Fund”) performance and positioning for the six-month period ended February 28, 2018 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, C, Institutional, Service, Investor, R and R6 Shares generated cumulative total returns, without sales charges, of 5.82%, 5.43%, 5.99%, 5.74%, 5.94%, 5.67% and 6.02%, respectively. These returns compare to the 7.26% cumulative total return of the Fund’s benchmark, the Russell 1000® Value Index (with dividends reinvested) (the “Russell Index”), during the same period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund posted solid absolute gains, but stock selection overall detracted from the Fund’s performance relative to the Russell Index during the Reporting Period. Sector allocation as a whole also detracted, albeit modestly.

Q	Which equity market sectors most significantly affected Fund performance?

A	The sectors that detracted most from the Fund’s relative results during the Reporting Period were consumer staples, consumer discretionary and industrials, wherein stock selection proved challenging. Having an overweight position to consumer staples, which significantly lagged the Russell Index during the Reporting Period, also hurt. Contributing positively to the Fund’s relative results was having an overweight position to information technology, the best performing sector in the Russell Index during the Reporting Period, and underweight allocations to utilities and real estate, the two weakest sectors in the Russell Index during the Reporting Period.

Q	Which stocks detracted significantly from the Fund’s performance during the Reporting Period?

A	Detracting most from the Fund’s results relative to the Russell Index were positions in semiconductor company Intel, diversified conglomerate General Electric and multi-national consumer goods corporation Procter & Gamble.

Intel’s stock experienced strong performance during the Reporting Period. However, the Fund only owned it for a portion of the time, resulting in an underweight position and thus causing it to detract from relative results. The strong performance of Intel’s stock was driven by back-to-back strong earnings results reported in October 2017 and January 2018 as well as by strength in the information technology sector broadly. While we remained positive on Intel’s data center business and improved cost controls, we exited the Fund’s position during the Reporting Period in favor of what we believed to be better risk/reward opportunities elsewhere.

General Electric announced earnings in October 2017 that missed market estimates on earnings per share, driven by weakness in its power and oil and gas segments. The company also cut its 2017 guidance, which caused the stock

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PORTFOLIO RESULTS

to decline. Its stock fell further in November 2017 as new restructuring and financial tightening goals were announced. General Electric reduced its dividend by 50% and announced plans to focus on its core businesses of aviation, health care and power by selling or spinning off approximately $20 billion worth of assets. The company also announced intentions of changing the corporate culture to focus more on profitability, cash flow and execution. While we continued to believe the company was an attractively valued, high quality business, we felt its risk/reward prospects had shifted and decided to exit the position. We believed the potential near-term volatility for the company’s shares outweighed the longer-term reward and decided to allocate the capital elsewhere.

Procter & Gamble’s shares declined following its quarterly earnings report in October 2017 and then had a slight rebound before dropping after its January 2018 quarterly earnings report. While earnings results were in line for both quarters, its October 2017 report indicated lighter revenues due to increased commodity costs following hurricane damage in the Gulf Coast. Its January 2018 report indicated revenue had improved due to an uptick in organic growth and benefits from tax reform, but gross margins were pressured by commodity prices and subsequent price cuts to products, such as shaving razors. Despite pricing choppiness and underperforming categories that weighed on market sentiment, its management remained positive on full-year 2018 guidance and expected acceleration in the second part of the year. At the end of the Reporting Period, we believed Procter & Gamble could start to see an inflection from its recent consolidation, and we believed its price cuts could help improve its sales in emerging markets.

Q	What were some of the Fund’s best-performing individual stocks?

A	The Fund benefited most relative to the Russell Index from positions in technology hardware manufacturer Cisco Systems, software giant Microsoft and bank holding company SunTrust Banks.

Cisco Systems designs, manufactures and sells Internet Protocol-based networking products and services related to the communications and information technology industries. Shares of Cisco Systems rose in November 2017, as the company reported earnings that were generally in line with market expectations but with earnings per share coming in slightly higher. Much of its outperformance, in our view, was due to continued market optimism about Cisco Systems’ solid execution and progress around many of its key strategic initiatives. Its stock also spiked in February 2018 when the company again reported strong quarterly earnings, beating market expectations on revenue and earnings per share. Its margins were also better than market expected, and its management gave higher future earnings guidance and announced a dividend increase. At the end of the Reporting Period, we were positive on the trajectory of the company, with its ongoing transition to a more recurring business model. We also continued to believe Cisco Systems is a high quality company, with what we consider to be its strong balance sheet, robust free cash flow and proven business model positioning it well moving forward. At the end of the Reporting Period, Cisco Systems was paying an above-average dividend and was utilizing much of its free cash flow for stock buybacks.

Microsoft is a technology company that engages in the development and marketing of software and hardware services. Its stock rather steadily appreciated during the Reporting Period, with notable increases following the release of its quarterly earnings in October 2017, when the company announced results that beat market expectations and, in our view, demonstrated broad-based strength with increased momentum and expanding margins in its commercial cloud business. The company’s shares rose again following market volatility in February 2018. At the end of the Reporting Period, we continued to hold Microsoft in the Fund’s portfolio on the view that there could be potential strength in its commercial cloud business given Microsoft’s computing initiatives, market foothold and experienced management team.

SunTrust Banks’ stock increased in September 2017 following the company’s announcement it had agreed to sell its insurance premium subsidiary, Premium Assignment Corp., to IPFS Corp. and again in December 2017 when the sale was complete. The transaction was well received, as it allows SunTrust Banks to focus on its core wholesale banking businesses while generating value for its shareholders. At the end of the Reporting Period, we believed the company was well positioned to benefit from a fast growing southeastern economy. Further, in our view, SunTrust Banks has the opportunity to improve returns through the growth of its fee income business, cost cutting initiatives and increasing capital returns.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we did not use derivatives as part of an active management strategy.

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PORTFOLIO RESULTS

Q	Did the Fund make any significant purchases or sales during the Reporting Period?

A	During the Reporting Period, we initiated a Fund position in AT&T, one of the largest telecommunications companies based in the U.S. We are positive on AT&T’s ability to identify value-accretive acquisitions in a consolidating industry, including its pending acquisition of Time Warner Cable and newly acquired DirecTV. Additionally, we believe there is further upside potential for AT&T associated with the recently announced tax reform.

We established a Fund position in Medtronic, a medical technology company that specializes in cardiac vascular, minimally invasive, restorative and diabetes solutions. We initiated the position given what we see as strong demand in cardiovascular end-markets, and we believe Medtronic has the opportunity to narrow its discounted valuation if its management executes on guidance and consistent margin improvement.

Conversely, in addition to those sales already mentioned, we exited the Fund’s position in American International Group, a global insurance company. Its stock was negatively affected in early November 2017, when the company reported weaker third quarter 2017 earnings than the market expected. Its after-tax operating loss was beyond market estimates, driven by a high level of catastrophe losses in its commercial insurance segment. Following an increase to reserves in the third quarter of 2017, which negatively affected the equity portion of its balance sheet, we decided to sell the Fund’s position in American International Group to hedge against more reserve increases.

The Fund’s position in E.I. du Pont de Nemours and Company (“DuPont”), a chemicals company specializing in polymers, adhesives and bioscience products, was eliminated given its merger with Dow Chemical. The Fund’s shares in DuPont were exchanged for shares of the newly-merged entity DowDuPont of former Dow Chemical and DuPont. We believe the merged company could benefit from consolidation into three independent divisions — agriculture, materials science and specialty products, by means of cost synergies, integration and innovation.

Q	Were there any changes to the Fund’s portfolio management team during the Reporting Period?

A	There were no changes to the Fund’s portfolio management team during the Reporting Period.

Q	Were there any notable changes in the Fund’s weightings during the Reporting Period?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. We seek to outpace the benchmark index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. Consequently, changes in its sector weights are generally the direct result of individual stock selection or of stock appreciation or depreciation. That said, during the Reporting Period, the Fund’s allocations compared to the Russell Index in health care, real estate, telecommunication services and utilities increased. The Fund’s exposure to consumer discretionary, consumer staples, financials and industrials decreased compared to the Russell Index as did its position in cash.

Q	How was the Fund positioned relative to its benchmark index at the end of February 2018?

A	At the end of February 2018, the Fund had overweight positions relative to the Russell Index in the health care, information technology and telecommunication services sectors. On the same date, the Fund had underweight positions compared to the Russell Index in consumer discretionary and financials and was rather neutrally weighted to the Russell Index in consumer staples, energy, industrials, materials, real estate and utilities.

7

FUND BASICS

Equity Income Fund

as of February 28, 2018

PERFORMANCE REVIEW
September 1, 2017–February 28, 2018	Fund Total Return (based on NAV)[1]	Russell 1000® Value Index[2]
Class A	5.82%	7.26%
Class C	5.43	7.26
Institutional	5.99	7.26
Service	5.74	7.26
Investor	5.94	7.26
Class R	5.67	7.26
Class R6	6.02	7.26

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The unmanaged Russell 1000 Value Index is a market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index figures do not reflect any deduction of fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 12/31/17	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A	4.30%	11.03%	4.71%	7.06%	2/5/93
Class C	8.53	11.45	4.51	3.52	8/15/97
Institutional	10.81	12.74	5.71	6.39	6/3/96
Service	10.28	12.19	5.19	5.93	3/6/96
Investor	10.65	12.58	5.56	5.47	11/30/07
Class R	10.11	12.02	5.04	4.95	11/30/07
Class R6	10.82	N/A	N/A	8.08	7/31/15

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Investor, Class R, and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

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FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	1.12%	1.22%
Class C	1.87	1.97
Institutional	0.73	0.83
Service	1.23	1.33
Investor	0.87	0.97
Class R	1.37	1.47
Class R6	0.72	0.82

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/18[5]
Holding	% of Net Assets	Line of Business
Pfizer, Inc.	5.1%	Pharmaceuticals
Johnson & Johnson	3.8	Pharmaceuticals
Cisco Systems, Inc.	3.7	Communications Equipment
JPMorgan Chase & Co.	3.4	Banks
Chevron Corp.	3.4	Oil, Gas & Consumable Fuels
AT&T, Inc.	2.9	Diversified Telecommunication Services
Microsoft Corp.	2.8	Software
Oracle Corp.	2.7	Software
Medtronic PLC	2.5	Health Care Equipment & Supplies
Bank of America Corp.	2.1	Banks

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

9

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[6]
As of February 28, 2018

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

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PORTFOLIO RESULTS

Goldman Sachs Focused Value Fund

Portfolio Composition

The Fund’s investment objective is to seek long-term capital appreciation. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a diversified portfolio of equity investments, including common stocks, preferred stocks and other securities and instruments having equity characteristics. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in approximately 20-35 companies that are considered value opportunities, which the Investment Adviser defines as companies with identifiable competitive advantages whose intrinsic value is not reflected in the stock price. The Fund may invest in securities of companies of any capitalization. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 20% of its total assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies. The Fund may invest in fixed income securities, such as government, corporate and bank debt obligations.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Fundamental Equity U.S. Equity Team discusses the Goldman Sachs Focused Value Fund’s (the “Fund”) performance and positioning for the six-month period ended February 28, 2018 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, C, Institutional, Investor, R and R6 Shares generated cumulative total returns, without sales charges, of 2.75%, 2.30%, 2.98%, 2.84%, 2.57% and 2.89%, respectively. These returns compare to the 7.26% cumulative total return of the Fund’s benchmark, the Russell 1000® Value Index (with dividends reinvested) (the “Russell Index”), during the same period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund posted absolute gains but underperformed the Russell Index on a relative basis due primarily to stock selection as a whole. Sector allocation overall contributed positively to the Fund’s performance relative to the Russell Index during the Reporting Period.

Q	Which equity market sectors most significantly affected Fund performance?

A	The sectors that most meaningfully detracted from the Fund’s relative results during the Reporting Period were health care, energy and industrials, wherein stock selection proved challenging. Partially offsetting these detractors was effective stock selection in financials, which contributed positively. Having underweight allocations to utilities and real estate, the two weakest sectors in the Russell Index during the Reporting Period, also buoyed the Fund’s relative results.

Q	Which stocks detracted significantly from the Fund’s performance during the Reporting Period?

A	Detracting most from the Fund’s results relative to the Russell Index were positions in multi-national pharmaceutical company Allergan; natural gas, natural gas liquids and petroleum exploration company Devon Energy; and biotechnology-firm Celgene.

The majority of Allergan’s weak performance during the Reporting Period came in October 2017 when the District Court of Texas invalidated the company’s second largest product’s patent, which, in our view, could significantly affect the company’s earnings growth in 2018. Despite its challenging performance, we continued, at the end of the Reporting Period, to believe Allergan was attractively valued with one of the best product pipelines in its industry.

Devon Energy’s share price decline can be attributed primarily to February 2018 when the company reported weak fourth quarter 2017 earnings, driven largely by missed production expectations and disappointing 2018 guidance. At the end of the Reporting Period, we believed the value of the company’s large North American asset base was not fully recognized at the stock’s then-current price. However, we decided to exit the Fund’s position in Devon Energy in favor of what we considered to be more compelling risk-adjusted opportunities elsewhere.

Celgene is focused primarily on oncology and immune inflammatory-related diseases. While we believe Celgene has

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PORTFOLIO RESULTS

an attractive balance sheet as well as free cash flow that has been consistently used to repurchase shares and perform targeted bolt-on acquisitions, we exited the Fund’s position in Celgene following its announcement that one of its pipeline drugs showed no efficacy in treating Crohn’s disease.

Q	What were some of the Fund’s best-performing individual stocks?

A	The Fund benefited most relative to the Russell Index from positions in U.S.-based bank holding company Bank of America, semiconductor producer Marvell Technology Group and regional bank Citizens Financial Group.

In October 2017, Bank of America announced positive earnings that beat market estimates on earnings per share, driven primarily by strong net interest income and credit trends. Bank of America announced earnings again in January 2018 that were positive, with continued strong net interest income trends. Its shares also rose throughout the Reporting Period along with the financial sector broadly, which as a whole outpaced the Russell Index during the Reporting Period. At the end of the Reporting Period, we remained positive on the company, as it performed well even amongst its peers in the financials sector, due, in our view, to good banking fundamentals and its management’s emphasis on cost reductions. At the end of the Reporting Period, we believed Bank of America remained attractively valued and were positive on the company’s business outlook and its ability to capitalize on potentially higher growth and interest rates.

Marvell Technology Group is a producer of storage, communications and consumer semiconductor products. The majority of its strong performance came in November 2017 after the company announced its acquisition of smaller rival chipmaker Cavium in an effort to expand its wireless connectivity business in a rapidly consolidating semiconductor industry. The transaction, expected to close mid-2018, could allow Marvell Technology Group to diversify away from its traditional storage device business and provide a powerful research and development team to accelerate product development. In our view the acquisition is evidence of its management team’s commitment to focusing on higher margin products and exiting its less profitable businesses. Additionally, at the end of the Reporting Period, we believed the company was well positioned to benefit from growing demand for data storage and high-speed connectivity.

Citizens Financial Group services both consumer and commercial clients through loans, deposit products and other financial services. The majority of its stock’s strong performance occurred in January 2018 after the company reported strong fourth quarter 2017 earnings, which included a $317 million after-tax benefit from an adjustment to its deferred tax liability, a direct result of the tax legislation passed in December 2017. At the end of the Reporting Period, we remained constructive on the company’s strong fundamental outlook, driven by a growing student loan book, expense-cutting program and fee income business.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we did not use derivatives as part of an active management strategy.

Q	Did the Fund make any significant purchases or sales during the Reporting Period?

A	We initiated a Fund position in software giant Microsoft during the Reporting Period. We believe the company has displayed solid margin improvement and free cash flow generation over a multi-period horizon. Particular to Microsoft’s business model, we believe its commercial cloud business has potential for more growth, given increasing demand and advancement in computing capabilities.

We established a Fund position in DowDuPont, a holding company that develops materials, chemicals and agricultural products and a newly merged company between Dow Chemical and E.I. du Pont de Nemours and Company (“DuPont”). DowDuPont has been subject to scrutiny regarding its overhead cost structure and below peer segment margins, but we believe its recently appointed Chief Executive Officer (“CEO”) Ed Breen could finally address these issues. In our view, Breen is committed to improving working capital, reducing capital expenditures and introducing a higher level of rigor into the decision-making process. In our view, synergies associated with the consolidated businesses could lead to cost savings opportunities.

Conversely, in addition to those sales already mentioned, we exited the Fund’s position in diversified conglomerate General Electric. While we believe its stock could provide optionality in the longer term, we sold the position following the restructuring framework announcement made by its CEO John Flannery, which includes cutting its dividend by 50%, increasing its cost reduction targets, and spinning off approximately $20 billion worth of assets over the next one

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PORTFOLIO RESULTS

to two years, enabling General Electric to focus on its core businesses of aviation, health care and power. (In business, optionality is the value of additional optional investment opportunities available only after having made an initial investment.) We allocated the sales proceeds to higher conviction names, which we believe offer a more attractive risk/reward profile.

We eliminated the Fund’s position in integrated energy company Exxon Mobil. We had purchased the stock as we were positive on the company’s integrated business model and its management team’s ability to identify value accretive acquisitions. While we continued to believe Exxon Mobil is a high quality company, we became less optimistic on its restructuring process as well as on its narrower mix of assets. We decided to sell the position to reflect our risk/reward views and used the proceeds to purchase stock in Chevron, a company we believe offers more compelling risk-adjusted opportunities over the long term.

Q	Were there any changes to the Fund’s portfolio management team during the Reporting Period?

A	John Arege, Managing Director, has left the firm. John shared co-lead portfolio management responsibilities for the Fund with Sean Gallagher, Co-Chief Investment Officer of the Goldman Sachs Fundamental Equity U.S. Equity Team. Sean, who continues to serve as lead portfolio manager for the Fund, will draw upon the combined team for idea generation and make final investment decisions. John’s sector responsibilities in financials and energy have been absorbed by members of the Goldman Sachs Fundamental Equity U.S. Equity Team.

Q	Were there any notable changes in the Fund’s weightings during the Reporting Period?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. We seek to outpace the benchmark index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. Consequently, changes in its sector weights are generally the direct result of individual stock selection or of stock appreciation or depreciation. That said, during the Reporting Period, the Fund’s allocations compared to the Russell Index in materials and utilities increased. The Fund’s exposure to the financials, information technology and energy sectors decreased compared to the Russell Index. The Fund eliminated its exposure to the telecommunication services sector.

Q	How was the Fund positioned relative to its benchmark index at the end of February 2018?

A	At the end of February 2018, the Fund was overweight in information technology, industrials, consumer discretionary, materials and health care relative to the Russell Index. On the same date, the Fund was underweight in consumer staples, energy, utilities and financials and had no allocation to telecommunication services and real estate at the end of February 2018.

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FUND BASICS

Focused Value Fund

as of February 28, 2018

PERFORMANCE REVIEW
September 1, 2017–February 28, 2018	Fund Total Return (based on NAV)[1]	Russell 1000® Value Index[2]
Class A	2.75%	7.26%
Class C	2.30	7.26
Institutional	2.98	7.26
Investor	2.84	7.26
Class R	2.57	7.26
Class R6	2.89	7.26

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The unmanaged Russell 1000 Value Index is a market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index figures do not reflect any deduction of fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 12/31/17	One Year	Since Inception	Inception Date
Class A	6.27%	5.00%	7/31/15
Class C	10.61	6.69	7/31/15
Institutional	12.92	7.88	7/31/15
Investor	12.77	7.73	7/31/15
Class R	12.28	7.21	7/31/15
Class R6	13.02	7.94	7/31/15

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Investor, Class R, and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

14

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	1.12%	7.74%
Class C	1.87	8.49
Institutional	0.73	7.35
Investor	0.87	7.49
Class R	1.37	7.99
Class R6	0.72	7.34

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/18[5]
Holding	% of Net Assets	Line of Business
Microsoft Corp.	4.8%	Software
Bank of America Corp.	4.7	Banks
JPMorgan Chase & Co.	4.2	Banks
DowDuPont, Inc.	4.0	Chemicals
Union Pacific Corp.	3.9	Road & Rail
Nucor Corp.	3.7	Metals & Mining
Marvell Technology Group Ltd.	3.7	Semiconductors & Semiconductor Equipment
Zimmer Biomet Holdings, Inc.	3.4	Health Care Equipment & Supplies
First Republic Bank	3.3	Banks
Northern Trust Corp.	3.3	Capital Markets

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

15

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[6]
As of February 28, 2018

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 2.8% of the Fund’s net assets as of February 28, 2018. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

16

PORTFOLIO RESULTS

Goldman Sachs Large Cap Value Fund

Portfolio Composition

The Fund invests, under normal circumstances, at least 80% of its total net assets in a diversified portfolio of equity investments in large-cap issuers with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell 1000® Value Index at the time of investment. The Fund seeks its investment objective of long-term capital appreciation by investing in value opportunities that the Goldman Sachs Fundamental Equity U.S. Equity Team defines as companies with identifiable competitive advantages whose intrinsic value is not reflected in the stock price. Although the Fund will invest primarily in publicly traded U.S. securities, including preferred and convertible securities, it may invest up to 20% of its total net assets in foreign securities, including securities quoted in foreign currencies. The Fund may also invest up to 20% of its total net assets in fixed income securities, such as government, corporate and bank debt obligations.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Fundamental Equity U.S. Equity Team discusses the Goldman Sachs Large Cap Value Fund’s (the “Fund”) performance and positioning for the six-month period ended February 28, 2018 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, C, Institutional, Service, Investor, R and R6 Shares generated cumulative total returns, without sales charges, of 3.81%, 3.44%, 4.01%, 3.78%, 3.99%, 3.71% and 4.01%, respectively. These returns compare to the 7.26% cumulative total return of the Fund’s benchmark, the Russell 1000® Value Index (with dividends reinvested) (the “Russell Index”), during the same period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund generated solid absolute gains, but stock selection overall detracted from the Fund’s performance relative to the Russell Index during the Reporting Period. Sector allocation as a whole contributed positively to the Fund’s relative results during the Reporting Period.

Q	Which equity market sectors most significantly affected Fund performance?

A	Detracting most from the Fund’s performance relative to the Russell Index were health care, consumer discretionary and industrials, wherein stock selection was comparatively weak. Effective stock selection in the financials sector contributed positively to the Fund’s relative results. Also boosting relative results was having underweight allocations to utilities and real estate, the two weakest sectors in the Russell Index during the Reporting Period.

Q	Which stocks detracted significantly from the Fund’s performance during the Reporting Period?

A	Detracting most from the Fund’s results relative to the Russell Index were positions in multi-national pharmaceutical company Allergan, semiconductor company Intel and branded online travel services provider Expedia.

The majority of Allergan’s weak performance during the Reporting Period came in October 2017 when the District Court of Texas invalidated the company’s second largest product’s patent, which, in our view, could significantly affect the company’s earnings growth in 2018. Despite its challenging performance, we continued, at the end of the Reporting Period, to believe Allergan was attractively valued with one of the best product pipelines in its industry.

Intel’s stock experienced strong performance during the Reporting Period. However, the Fund only owned it for a portion of the time, resulting in an underweight position and thus causing it to detract from relative results. The strong performance of Intel’s stock was driven by back-to-back strong earnings results reported in October 2017 and January 2018 as well as by strength in the information technology sector broadly. While we remained positive on Intel’s data center business and improved cost controls, we exited the Fund’s position during the Reporting Period in favor of what we believed to be better risk/reward opportunities elsewhere.

In late October 2017, shares of Expedia came under pressure following a disappointing earnings release in which the company missed market expectations for both earnings and

17

PORTFOLIO RESULTS

revenues while also lowering its full-year earnings guidance. The weaker than market expected results were explained by the company to be, in part, driven by soft bookings caused by the fall 2017 hurricanes. Lower than expected cash flows from its Trivago business also drew investor concern. Expedia’s share price declined again in February 2018 following another disappointing earnings release. While the company reported strong booked room nights, investors reacted negatively to earnings before interest, taxes, depreciation and amortization (“EBITDA”) well below market estimates. The results were explained by the company to be driven by its increase in investments in efforts to increase hotel supply, improve its marketing efforts and expand its infrastructure capabilities via the cloud. We believe these are high return on equity investments that should continue, in our view, to position the company well in the long term. Overall, at the end of the Reporting Period, we remained confident in Expedia’s long-term growth prospects should it continue to strategically invest.

Q	What were some of the Fund’s best-performing individual stocks?

A	The Fund benefited most relative to the Russell Index from positions in U.S.-based bank holding company Bank of America, regional bank Citizens Financial Group and technology hardware manufacturer Cisco Systems.

In October 2017, Bank of America announced positive earnings that beat market estimates on earnings per share, driven primarily by strong net interest income and credit trends. Bank of America announced earnings again in January 2018 that were positive, with continued strong net interest income trends. Its shares also rose throughout the Reporting Period along with the financial sector broadly, which as a whole outpaced the Russell Index during the Reporting Period. At the end of the Reporting Period, we remained positive on the company, as it performed well even amongst its peers in the financials sector, due, in our view, to good banking fundamentals and its management’s emphasis on cost reductions. At the end of the Reporting Period, we believed Bank of America remained attractively valued and were positive on the company’s business outlook and its ability to capitalize on potentially higher growth and interest rates.

Citizens Financial Group services both consumer and commercial clients through loans, deposit products and other financial services. The majority of its stock’s strong performance occurred in January 2018 after the company reported strong fourth quarter 2017 earnings, which included a $317 million after-tax benefit from an adjustment to its deferred tax liability, a direct result of the tax legislation passed in December 2017. At the end of the Reporting Period, we remained constructive on the company’s strong fundamental outlook, driven by a growing student loan book, expense-cutting program and fee income business.

Cisco Systems designs, manufactures and sells Internet Protocol-based networking products and services related to the communications and information technology industries. Shares of Cisco Systems rose in November 2017, as the company reported earnings that were generally in line with market expectations but with earnings per share coming in slightly higher. Much of its outperformance, in our view, was due to continued market optimism about Cisco Systems’ solid execution and progress around many of its key strategic initiatives. Its stock also spiked in February 2018 when the company again reported strong quarterly earnings, beating market expectations on revenue and earnings per share. Its margins were also better than market expected, and its management gave higher future earnings guidance and announced a dividend increase. At the end of the Reporting Period, we were positive on the trajectory of the company, with its ongoing transition to a more recurring business model. We also continued to believe Cisco Systems is a high quality company, with what we consider to be its strong balance sheet, robust free cash flow and proven business model positioning it well moving forward. At the end of the Reporting Period, Cisco Systems was paying an above-average dividend and was utilizing much of its free cash flow for stock buybacks.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we did not use derivatives as part of an active management strategy.

Q	Did the Fund make any significant purchases or sales during the Reporting Period?

A

During the Reporting Period, we established a Fund position in DowDuPont, a holding company that develops materials, chemicals and agricultural products and a newly merged company between Dow Chemical and E.I. du Pont de Nemours and Company (“DuPont”). DowDuPont has been subject to scrutiny regarding its overhead cost structure and below peer segment margins, but we believe its recently appointed Chief Executive Officer (“CEO”) Ed Breen could finally address these issues. In our view, Breen is committed to improving working capital, reducing capital expenditures

18

PORTFOLIO RESULTS

and introducing a higher level of rigor into the decision-making process. In our view, synergies associated with the consolidated businesses could lead to cost savings opportunities.

We initiated a Fund position in Chevron, a U.S.-based integrated energy company. We are positive on what we see as Chevron’s strong presence in the economically-sensitive Permian Basin and believe it may be well positioned to capitalize on potential North American oil production growth and increasing crude oil prices. We also believe the company has strong growth potential given its asset footprint and its stake in the Gorgon liquefied natural gas project. Further, we are positive on the company’s restructuring efforts and believe Chevron has a better mix of assets, including a richer mix of oil, than many of its peers. Finally, we believe Chevron has a strong balance sheet and pays an above-market dividend.

Conversely, in addition to those sales already mentioned, we eliminated the Fund’s position in integrated energy company Exxon Mobil. We had purchased the stock as we were positive on the company’s integrated business model and its management team’s ability to identify value accretive acquisitions. While we continued to believe Exxon Mobil is a high quality company, we became less optimistic on its restructuring process as well as on its narrower mix of assets. We decided to sell the position to reflect our risk/reward views and used the proceeds to purchase stock in Chevron, which, as mentioned above, is a company we believe offers more compelling risk-adjusted opportunities over the long term.

We exited the Fund’s position in diversified conglomerate General Electric. While we believe its stock could provide optionality in the longer term, we sold the position following the restructuring framework announcement made by its CEO John Flannery, which includes cutting its dividend by 50%, increasing its cost reduction targets and spinning off approximately $20 billion worth of assets over the next one to two years, enabling General Electric to focus on its core businesses of aviation, health care and power. (In business, optionality is the value of additional optional investment opportunities available only after having made an initial investment.) We allocated the sales proceeds to higher conviction names, which we believe offer a more attractive risk/reward profile.

Q	Were there any changes to the Fund’s portfolio management team during the Reporting Period?

A	John Arege, Managing Director, has left the firm. John shared co-lead portfolio management responsibilities for the Fund with Sean Gallagher, Co-Chief Investment Officer of the Goldman Sachs Fundamental Equity U.S. Equity Team. Charles “Brook” Dane also no longer serves as a portfolio manager for the Fund, effective January 9, 2018. Sean, who continues to serve as lead portfolio manager for the Fund, will draw upon the combined team for idea generation and make final investment decisions. John’s sector responsibilities in financials and energy have been absorbed by members of the Goldman Sachs Fundamental Equity U.S. Equity Team.

Q	Were there any notable changes in the Fund’s weightings during the Reporting Period?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. We seek to outpace the benchmark index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. Consequently, changes in its sector weights are generally the direct result of individual stock selection or of stock appreciation or depreciation. That said, during the Reporting Period, the Fund’s allocations compared to the Russell Index in health care, industrials, information technology, consumer discretionary and utilities increased. The Fund’s exposure to financials, consumer staples and real estate decreased compared to the Russell Index and the Fund’s allocation to telecommunication services was eliminated.

Q	How was the Fund positioned relative to its benchmark index at the end of February 2018?

A	At the end of February 2018, the Fund had overweight positions relative to the Russell Index in the information technology, industrials, health care, consumer discretionary and materials sectors. On the same date, the Fund had underweight positions compared to the Russell Index in utilities, real estate, consumer staples, financials and energy and had no allocation at all to the telecommunication services sector.

19

FUND BASICS

Large Cap Value Fund

as of February 28, 2018

PERFORMANCE REVIEW
September 1, 2017–February 28, 2018	Fund Total Return (based on NAV)[1]	Russell 1000® Value Index[2]
Class A	3.81%	7.26%
Class C	3.44	7.26
Institutional	4.01	7.26
Service	3.78	7.26
Investor	3.99	7.26
Class R	3.71	7.26
Class R6	4.01	7.26

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The unmanaged Russell 1000 Value Index is a market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index figures do not reflect any deduction of fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 12/31/17	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A	3.32%	10.28%	4.64%	5.81%	12/15/99
Class C	7.52	10.72	4.45	5.34	12/15/99
Institutional	9.73	11.98	5.64	6.55	12/15/99
Service	9.19	11.41	5.11	6.05	12/15/99
Investor	9.63	11.82	5.49	5.47	11/30/07
Class R	9.09	11.27	4.98	4.96	11/30/07
Class R6	9.95	N/A	N/A	6.60	7/31/15

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Investor, Class R, and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

20

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	1.10%	1.21%
Class C	1.85	1.96
Institutional	0.78	0.82
Service	1.28	1.32
Investor	0.85	0.96
Class R	1.35	1.46
Class R6	0.77	0.81

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/18[5]
Holding	% of Net Assets	Line of Business
JPMorgan Chase & Co.	5.2%	Banks
Bank of America Corp.	4.7	Banks
DowDuPont, Inc.	2.7	Chemicals
Chevron Corp.	2.7	Oil, Gas & Consumable Fuels
Medtronic PLC	2.5	Health Care Equipment & Supplies
Citizens Financial Group, Inc.	2.4	Banks
Microsoft Corp.	2.4	Software
Union Pacific Corp.	2.4	Road & Rail
Alphabet, Inc. Class A	2.1	Internet Software & Services
Cisco Systems, Inc.	2.1	Communications Equipment

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

21

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[6]
As of February 28, 2018

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.3% of the Fund’s net assets as of February 28, 2018. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

22

PORTFOLIO RESULTS

Goldman Sachs Mid Cap Value Fund

Portfolio Composition

The Fund invests, under normal circumstances, at least 80% of its total net assets in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap® Value Index at the time of investment. The Fund seeks its investment objective of long-term capital appreciation by investing in value opportunities that the Investment Adviser defines as companies with identifiable competitive advantages whose intrinsic value is not reflected in stock price. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total net assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. The Fund may also invest in the aggregate up to 20% of its total net assets in companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap® Value Index at the time of investment and in fixed income securities, such as government, corporate and bank debt obligations.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Fundamental Equity U.S. Equity Team discusses the Goldman Sachs Mid Cap Value Fund’s (the “Fund”) performance and positioning for the six-month period ended February 28, 2018 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, C, Institutional, Service, Investor, R and R6 Shares generated cumulative total returns, without sales charges, of 3.94%, 3.56%, 4.14%, 3.90%, 4.09%, 3.84% and 4.15%, respectively. These returns compare to the 5.41% cumulative total return of the Fund’s benchmark, the Russell Midcap® Value Index (with dividends reinvested) (the “Russell Index”), during the same period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund posted solid positive absolute returns, but stock selection overall detracted from the Fund’s performance relative to the Russell Index during the Reporting Period. Sector allocation as a whole contributed positively to the Fund’s results.

Q	Which equity market sectors most significantly affected Fund performance?

A	Detracting from the Fund’s performance most relative to the Russell Index was stock selection in consumer discretionary, energy and consumer staples. Partially offsetting these detractors was effective stock selection in the industrials and information technology sectors, which contributed positively. Having an overweight allocation to information technology, which was one of the best performing sectors in the Russell Index during the Reporting Period, and having an underweight allocation to real estate, which was the weakest sector in the Russell Index during the Reporting Period, also boosted relative results.

Q	Which stocks detracted significantly from the Fund’s performance during the Reporting Period?

A	Detracting most from the Fund’s results relative to the Russell Index were positions in branded online travel services provider Expedia, oil and gas exploration and production company EQT and U.S.-based direct broadcast satellite service provider DISH Network.

In late October 2017, shares of Expedia came under pressure following a disappointing earnings release in which the company missed market expectations for both earnings and revenues while also lowering its full-year earnings guidance. The weaker than market expected results were explained by the company to be, in part, driven by soft bookings caused by the fall 2017 hurricanes. Lower than expected cash flows from its Trivago business also drew investor concern. Expedia’s share price declined again in February 2018 following another disappointing earnings release. While the company reported strong booked room nights, investors reacted negatively to earnings before interest, taxes, depreciation and amortization (“EBITDA”) well below market estimates. The results were explained by the company to be driven by its increase in investments in efforts to increase hotel supply, improve its marketing efforts and expand its infrastructure capabilities via the cloud. We believe these are high return on equity investments that

23

PORTFOLIO RESULTS

should continue, in our view, to position the company well in the long term. Overall, at the end of the Reporting Period, we remained confident in Expedia’s long-term growth prospects should it continue to strategically invest.

We believe EQT’s weak performance during the Reporting Period could be characterized by idiosyncratic and company-specific issues, compounded by a challenged natural gas market. By the end of 2017, the rally in the oil market spiked the supply of associated gas, thereby flooding the market with inexpensive, low-demanded natural gas. As these headwinds for natural gas producers persisted into early 2018, we decreased the Fund’s position in EQT but continued to believe at the end of the Reporting Period that EQT has one of the largest core acreage positions in the southwest Marcellus shale and could see synergies from its integration with Rice Energy.

DISH Network’s stock declined in November 2017 after the company reported weaker than market expected third quarter 2017 results, driven by reduced subscriber-related revenue, a direct affect of Hurricane Maria, which hit Puerto Rico and the U.S. Virgin Islands in September 2017, causing extraordinary damage and a loss of power to substantially all customers in those areas. While we remained positive on the company’s wireless spectrum portfolio, and the possible acquisitions associated with the asset, we exited the stock in February 2018 in favor of more compelling opportunities that, in our view, offer a better risk/reward profile.

Q	What were some of the Fund’s best-performing individual stocks?

A	The Fund benefited most relative to the Russell Index from positions in freight logistics provider XPO Logistics, semiconductor producer Marvell Technology Group and regional bank Citizens Financial Group.

XPO Logistics is based in North America and Europe. We believe the market’s positive sentiment toward the company and the stock’s resulting strong performance during the Reporting Period reflects consistent execution over a multi-quarter horizon and a business framework that aligns well with structural shifts in the freight industry due to outsourcing, e-commerce and compliance with federal regulations. We further believe XPO Logistics has steadily improved and invested in initiatives to utilize scale, volume per truck load and longer hauls.

Marvell Technology Group is a producer of storage, communications and consumer semiconductor products. The majority of its strong performance came in November 2017 after the company announced its acquisition of smaller rival chipmaker Cavium in an effort to expand its wireless connectivity business in a rapidly consolidating semiconductor industry. The transaction, expected to close mid-2018, could allow Marvell Technology Group to diversify away from its traditional storage device business and provide a powerful research and development team to accelerate product development. In our view the acquisition is evidence of its management team’s commitment to focusing on higher margin products and exiting its less profitable businesses. Additionally, at the end of the Reporting Period, we believed the company was well positioned to benefit from growing demand for data storage and high-speed connectivity.

Citizens Financial Group services both consumer and commercial clients through loans, deposit products and other financial services. The majority of its stock’s strong performance occurred in January 2018 after the company reported strong fourth quarter 2017 earnings, which included a $317 million after-tax benefit from an adjustment to its deferred tax liability, a direct result of the tax legislation passed in December 2017. At the end of the Reporting Period, we remained constructive on the company’s strong fundamental outlook, driven by a growing student loan book, expense-cutting program and fee income business.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we did not use derivatives as part of an active management strategy.

Q	Did the Fund make any significant purchases or sales during the Reporting Period?

A	We initiated a Fund position in financial services technology company Fidelity National Information Services. The company focuses on retail and institutional banking, payments, asset and wealth management, risk and compliance, consulting and outsourcing solutions. We are positive on the company’s strong earnings and cash flow growth potential and believe a recent pull-back in its stock presented a renewed favorable risk/reward opportunity going forward. We further believe the company may be a beneficiary of tax reform, as it is focused on returning capital to shareholders through stock buybacks.

We established a Fund position in Prologis, a logistics real estate investment trust with distribution facilities across the Americas, Europe and Asia. We believe Prologis is well

24

PORTFOLIO RESULTS

positioned to capitalize on strong secular growth in e-commerce, while its mostly infill locations relatively limit supply growth versus its peers. (An infill location is a real estate location where most of the properties are built to fill in remaining spaces, often in urban centers, where space is scarce and new development often involves rebuilding higher buildings over older lots.) Additionally, we are positive on what we see as its management team’s long and proven track record of value creation through development, which increases its scale while driving additional earnings growth potential.

Conversely, in addition to those sales already mentioned, we exited the Fund’s position in PG&E, a natural gas and electric energy company. We had originally initiated a position in the stock as we were positive on the company’s organic rate base and earnings growth prospects, driven by increased investment in renewable infrastructure. However, due to concerns the company could be potentially liable for damages caused by recent northern California wildfires, we sold the position.

We eliminated the Fund’s position in Molson Coors Brewing, a Denver-based company that manufactures and sells beer and other beverages globally. We had initiated a position in the stock based on our positive view toward the company’s acquisition of the remaining 58% of the MillerCoors joint venture that it did not already own. The acquisition, which took place in 2016, doubled the company’s size and provided it with access to various distribution opportunities outside the U.S. We exited the position due to increasing concerns that the U.S. beer industry is under structural decline with no visible signs of a turnaround. In our view, the cost savings associated with the MillerCoors joint venture in 2016 have been realized, leaving us with no near-term catalyst to support the current risk/reward profile.

Q	Were there any changes to the Fund’s portfolio management team during the Reporting Period?

A	Effective January 9, 2018, Timothy Ryan no longer serves as a portfolio manager for the Fund. Adam Agress was promoted to co-lead portfolio manager of the Fund, wherein he oversees the portfolio construction and investment research for the Fund, joining portfolio managers Sung Cho and Sean Gallagher.

Q	Were there any notable changes in the Fund’s weightings during the Reporting Period?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. We seek to outpace the benchmark index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. Consequently, changes in its sector weights are generally the direct result of individual stock selection or of stock appreciation or depreciation. That said, during the Reporting Period, the Fund’s allocations compared to the Russell Index in industrials, utilities and information technology increased. The Fund’s exposure to the consumer discretionary and consumer staples sectors decreased compared to the Russell Index.

Q	How was the Fund positioned relative to its benchmark index at the end of February 2018?

A	At the end of February 2018, the Fund had overweight positions relative to the Russell Index in the information technology, materials and industrials sectors. On the same date, the Fund had underweight positions compared to the Russell Index in real estate, financials and utilities and was rather neutrally weighted to the Russell Index in consumer discretionary, energy, health care, consumer staples and telecommunication services.

25

FUND BASICS

Mid Cap Value Fund

as of February 28, 2018

PERFORMANCE REVIEW
September 1, 2017–February 28, 2018	Fund Total Return (based on NAV)[1]	Russell Midcap® Value Index[2]
Class A	3.94%	5.41%
Class C	3.56	5.41
Institutional	4.14	5.41
Service	3.90	5.41
Investor	4.09	5.41
Class R	3.84	5.41
Class R6	4.15	5.41

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell Midcap Value® Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Value Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 12/31/17	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A	4.58%	9.88%	6.31%	8.48%	8/15/97
Class C	8.76	10.31	6.11	7.99	8/15/97
Institutional	11.14	11.58	7.34	10.93	8/1/95
Service	10.57	11.02	6.80	8.80	7/18/97
Investor	10.96	11.42	7.17	7.23	11/30/07
Class R	10.41	10.86	N/A	12.61	1/6/09
Class R6	11.11	N/A	N/A	6.09	7/31/15

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Investor, Class R, and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

26

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	1.16%	1.16%
Class C	1.91	1.91
Institutional	0.77	0.77
Service	1.27	1.27
Investor	0.91	0.91
Class R	1.41	1.41
Class R6	0.76	0.76

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights of this report. The expense ratios of the Fund do not have a fee waiver and expense limitation. The Net Expense Ratio and Gross Expense Ratio are the same.

TOP TEN HOLDINGS AS OF 2/28/18[5]
Holding	% of Net Assets	Line of Business
SunTrust Banks, Inc.	2.1%	Banks
Marvell Technology Group Ltd.	2.0	Semiconductors & Semiconductor Equipment
Fidelity National Information Services, Inc.	2.0	IT Services
Zimmer Biomet Holdings, Inc.	2.0	Health Care Equipment & Supplies
Stanley Black & Decker, Inc.	2.0	Machinery
Steel Dynamics, Inc.	1.8	Metals & Mining
Prologis, Inc.	1.8	Equity Real Estate Investment Trusts (REITs)
First Horizon National Corp.	1.7	Banks
Wabtec Corp.	1.6	Machinery
Citizens Financial Group, Inc.	1.6	Banks

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

27

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[6]
As of February 28, 2018

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.1% of the Fund’s net assets as of February 28, 2018. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

28

PORTFOLIO RESULTS

Goldman Sachs Small Cap Value Fund

Portfolio Composition

The Fund invests, under normal circumstances, at least 80% of its total net assets in a diversified portfolio of equity investments in small-cap issuers with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell 2000® Value Index at the time of investment. Under normal circumstances, the Fund’s investment horizon for ownership of stocks will be two to three years. The Fund seeks its investment objective of long-term capital appreciation by investing in value opportunities that the Investment Adviser defines as companies with identifiable competitive advantages whose intrinsic value is not reflected in the stock price. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total net assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. The Fund may also invest in the aggregate up to 20% of its total net assets in companies with public stock market capitalizations outside the range of companies constituting the Russell 2000® Value Index at the time of investment and in fixed income securities, such as government, corporate and bank debt obligations.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Small Cap Value Team discusses the Goldman Sachs Small Cap Value Fund’s (the “Fund”) performance and positioning for the six-month period ended February 28, 2018 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, C, Institutional, Service, Investor, R and R6 Shares generated cumulative total returns, without sales charges, of 7.45%, 7.05%, 7.67%, 7.40%, 7.59%, 7.33% and 7.67%, respectively. These returns compare to the 5.09% cumulative total return of the Fund’s benchmark, the Russell 2000® Value Index (with dividends reinvested) (the “Russell Index”), during the same period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund outperformed the Russell Index during the Reporting Period attributable to both effective stock selection and sector allocation overall.

Q	Which equity market sectors most significantly affected Fund performance?

A	Effective stock selection in the industrials, real estate and financials sectors helped the Fund’s performance most relative to the Russell Index. Having an overweight allocation to industrials, which outpaced the Russell Index during the Reporting Period, and having an underweight allocation to real estate, which significantly lagged the Russell Index during the Reporting Period, also boosted the Fund’s relative results. Partially offsetting these positive contributors was weaker stock selection in the health care, utilities and materials sectors, which detracted from the Fund’s relative results. Having an underweight allocation to health care, which was the best performing sector in the Russell Index during the Reporting Period, also hurt.

Q	What were some of the Fund’s best-performing individual stocks?

A	The Fund benefited most relative to the Russell Index from positions in freight logistics provider XPO Logistics, off-price clothing retailer Burlington Stores and oil and natural gas exploration and production company WPX Energy.

XPO Logistics is based in North America and Europe. We believe the market’s positive sentiment toward the company and the stock’s resulting strong performance during the Reporting Period reflects consistent execution over a multi-quarter horizon and a business framework that aligns well with structural shifts in the freight industry due to outsourcing, e-commerce and compliance with federal regulations. We further believe XPO Logistics has steadily improved and invested in initiatives to utilize scale, volume per truck load and longer hauls.

Burlington Stores’ stock performance accelerated in late October 2017 when the company reported third quarter 2017 earnings that had stronger than market expected comparable same-store sales, high single-digit sales and solid adjusted earnings before interest, taxes, amortization and depreciation

29

PORTFOLIO RESULTS

(“EBITDA”). Despite challenges to traditional retailers, the off-price space exhibited healthy momentum and increased demand, especially during the holiday season. Specific to Burlington Stores, we believe the company has been able to enhance product assortments, including underdeveloped categories such as home and baby, and has shielded against e-commerce cannibalization by virtue of store experience, competitive pricing and a faster supply chain.

In November 2017, WPX Energy’s stock increased after the company reported strong third quarter 2017 earnings results, primarily driven by oil volumes that came in well ahead of market expectations. Its stock rose again in February 2018 following the company’s announcement that it had signed an agreement to sell its San Juan Gallup holdings for $700 million to an undisclosed third party, with a significant portion of the proceeds slated for debt reduction. At the end of the Reporting Period, we remained positive on WPX Energy’s transformation from being a high-cost natural gas production company to an oil-focused production company. We also liked what we considered to be its impressive portfolio of low-cost acreage in the core of the Permian Basin. Furthermore, we believe its stock was significantly undervalued at the end of the Reporting Period, as investors have seemingly not fully recognized what we see as the quality of the company’s assets and its ability to de-lever its balance sheet with strong cash flow generation.

Q	Which stocks detracted significantly from the Fund’s performance during the Reporting Period?

A	Detracting most from the Fund’s results relative to the Russell Index were positions in electrical and gas utility Black Hills, data center real estate investment trust (“REIT”) CyrusOne and utilities holding company South Jersey Industries.

Black Hills is focused on west coast markets. Following worse than market expected third quarter 2017 earnings, the company lowered its 2017 earnings forecast based on headwinds associated with unfavorable weather, sluggish commercial and industrial load growth, increased expenses and a more conservative outlook on commercial and industrial electric demand growth. The company also experienced rocky execution by its management team, reaffirmed by the release of fourth quarter 2017 earnings in early February 2018, wherein Black Hills missed market earnings estimates and reduced its 2018 guidance. As a result of missed execution over multiple quarters, we decided to sell the Fund’s position in Black Hills.

During the Reporting Period, CyrusOne’s stock rather steadily declined, with more pronounced deceleration in early 2018. In February 2018, the company reported soft fourth quarter 2017 earnings that had greater cash flow from operations but decreased leasing volume in comparison to previous years. These results were in line with other data center REITs, which had a more challenged start in 2018 relative to REITs overall and to the broader U.S. equity market. We believe the REIT segment’s performance could be attributed to relatively full valuations, expectations of slowing economic growth and an increase in U.S. Treasury yields. Despite these concerns, we believed at the end of the Reporting Period that CyrusOne was well positioned to be a beneficiary of cloud-based technology growth, with competitive advantages in sales force and customer penetration.

South Jersey Industries delivers energy and natural gas solutions. Its earnings were down for the majority of 2017. Despite a rebound in the fourth quarter of 2017 as per a base rate increase in November 2017 and colder temperatures in December 2017, its stock traded down. In our view, the market was cautious of its newly announced acquisitions of Elizabethtown Gas in New Jersey and Elkton Gas in Maryland, given less clarity on the funding source and on a rising interest rate environment. While South Jersey Industries was trading at a discounted valuation relative to its peers at the end of the Reporting Period, we believe there is a potential pipeline of visible earnings catalysts and investment opportunities for the company ahead.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we did not use derivatives as part of an active management strategy.

Q	Did the Fund make any significant purchases or sales during the Reporting Period?

A	We initiated a Fund position in CACI International, a provider of information solutions and services in support of national security and intelligence operations. Throughout the calendar year, its stock had lagged the broader information technology sector. We established the Fund position following softer bookings, which may be an inflection point for organic growth. In our view, CACI International has a strong balance and sufficient cash to deploy in an acquisition.

We established a Fund position in Air Transport Services Group, a company that facilitates airline operations such as aircraft maintenance, cargo transportation and other support services. We believe this company could benefit from the penetration and expansion of e-commerce across the U.S. retail landscape.

30

PORTFOLIO RESULTS

Conversely, in addition to those sales already mentioned, we exited the Fund’s position in Snyder’s-Lance, a manufacturer of snack food products such as pretzels and chips. We had bought the stock earlier in 2017 during some market noise surrounding its Chief Executive Officer’s retirement and replacement, and we sold the position when Campbell Soup Company acquired Snyder’s-Lance for approximately $50 per share in cash.

We eliminated the Fund’s position in Rice Energy, an independent natural gas and oil company focused in the Appalachian Basin, as it was acquired by EQT in mid-November 2017. As the Fund continued, as of the end of the Reporting Period, to hold a position in EQT, we believe the vertical integration of Rice Energy’s assets into EQT may increase its foothold of the Marcellus shale. Likewise, we believe the continued integration of the two companies’ assets could reduce costs and solidify synergies.

Q	Were there any changes to the Fund’s portfolio management team during the Reporting Period?

A	There were no changes to the Fund’s portfolio management team during the Reporting Period.

Q	Were there any notable changes in the Fund’s weightings during the Reporting Period?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. We seek to outpace the benchmark index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. Consequently, changes in its sector weights are generally the direct result of individual stock selection or of stock appreciation or depreciation. That said, during the Reporting Period, the Fund’s allocations compared to the Russell Index in consumer discretionary, information technology and real estate increased, and its allocations compared to the Russell Index in consumer staples, industrials and materials decreased.

Q	How was the Fund positioned relative to its benchmark index at the end of February 2018?

A	At the end of February 2018, the Fund was overweight in industrials, consumer discretionary and information technology and underweight in consumer staples, financials, health care, real estate and utilities relative to the Russell Index. The Fund was rather neutrally weighted to energy and materials and had no exposure at all to telecommunication services at the end of the Reporting Period.

31

FUND BASICS

Small Cap Value Fund

as of February 28, 2018

PERFORMANCE REVIEW
September 1, 2017–February 28, 2018	Fund Total Return (based on NAV)[1]	Russell 2000® Value Index[2]
Class A	7.45%	5.09%
Class C	7.05	5.09
Institutional	7.67	5.09
Service	7.40	5.09
Investor	7.59	5.09
Class R	7.33	5.09
Class R6	7.67	5.09

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2000 Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Value Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 12/31/17	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A	5.72%	12.81%	9.55%	10.66%	10/22/92
Class C	9.95	13.24	9.36	8.88	8/15/97
Institutional	12.34	14.55	10.63	10.15	8/15/97
Service	11.78	13.98	10.08	9.60	8/15/97
Investor	12.16	14.38	10.45	10.21	11/30/07
Class R	11.60	13.81	9.92	9.67	11/30/07
Class R6	12.37	N/A	N/A	11.91	7/31/15

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Investor, Class R, and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

32

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	1.34%	1.36%
Class C	2.09	2.11
Institutional	0.95	0.97
Service	1.45	1.47
Investor	1.09	1.11
Class R	1.59	1.61
Class R6	0.94	0.96

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/18[5]
Holding	% of Net Assets	Line of Business
Pebblebrook Hotel Trust	1.2%	Equity Real Estate Investment Trusts (REITs)
Hilton Grand Vacations, Inc.	1.1	Hotels, Restaurants & Leisure
XPO Logistics, Inc.	1.0	Air Freight & Logistics
RSP Permian, Inc.	0.9	Oil, Gas & Consumable Fuels
MGIC Investment Corp.	0.9	Thrifts & Mortgage Finance
Chesapeake Lodging Trust	0.9	Equity Real Estate Investment Trusts (REITs)
Beacon Roofing Supply, Inc.	0.9	Trading Companies & Distributors
Portland General Electric Co.	0.9	Electric Utilities
Texas Capital Bancshares, Inc.	0.9	Banks
IDACORP, Inc.	0.9	Electric Utilities

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

33

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[6]
As of February 28, 2018

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.8% of the Fund’s net assets as of February 28, 2018. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

34

PORTFOLIO RESULTS

Goldman Sachs Small/Mid Cap Value Fund

Portfolio Composition

The Fund’s investment objective is to seek long-term capital appreciation. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a diversified portfolio of equity investments in small- and mid-cap issuers with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell 2000® Value Index and the Russell Midcap Value Index, respectively, at the time of investment. As of September 30, 2017, the capitalization range of the companies in these indexes was between $25.8 million and $33.8 billion. Under normal circumstances, the Fund’s investment horizon for ownership of stocks will be two to three years. Although the Fund will invest primarily in publicly traded U.S. securities, it may also invest in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. The Fund may invest in companies with public stock market capitalizations outside the range of companies constituting the Russell 2000® Value Index and the Russell Midcap Value Index at the time of investment and in fixed income securities, such as government, corporate and bank debt obligations.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Small Cap Value Team discusses the Goldman Sachs Small/Mid Cap Value Fund’s (the “Fund”) performance and positioning for the six-month period ended February 28, 2018 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, C, Institutional, Investor, R and R6 Shares generated cumulative total returns, without sales charges, of 8.15%, 7.73%, 8.32%, 8.26%, 7.97% and 8.33%, respectively. These returns compare to the 5.25% cumulative total return of the Fund’s benchmark, the Russell 2500® Value Index (with dividends reinvested) (the “Russell Index”), during the same period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund outperformed the Russell Index during the Reporting Period due to effective stock selection and sector allocation overall.

Q	Which equity market sectors most significantly affected Fund performance?

A	Effective stock selection in the industrials and information technology sectors helped the Fund’s performance most relative to the Russell Index. Having an underweight allocation to real estate, which was the second-weakest sector in the Russell Index during the Reporting Period, and having an overweight allocation to industrials, which significantly outpaced the Russell Index during the Reporting Period, also contributed positively. The only two sectors to detract from the Fund’s relative results during the Reporting Period were health care and energy, wherein stock selection proved challenging.

Q	What were some of the Fund’s best-performing individual stocks?

A	The Fund benefited most relative to the Russell Index from positions in freight logistics provider XPO Logistics, U.S. equipment rental company United Rentals and off-price clothing retailer Burlington Stores.

XPO Logistics is based in North America and Europe. We believe the market’s positive sentiment toward the company and the stock’s resulting strong performance during the Reporting Period reflects consistent execution over a multi-quarter horizon and a business framework that aligns well with structural shifts in the freight industry due to outsourcing, e-commerce and compliance with federal regulations. We further believe XPO Logistics has steadily improved and invested in initiatives to utilize scale, volume per truck load and longer hauls.

United Rentals’ stock appreciated during the Reporting Period on the back of market expectations for industrial recovery and on a favorable macro environment. In October 2017, the market responded positively to the company’s acquisition of Neff Corporation and its release of third quarter 2017 earnings that outpaced market estimates on both top and bottom lines. Coming off hurricane season,

35

PORTFOLIO RESULTS

equipment rental revenues increased by low single-digits year-over-year, and market demand persisted through the Reporting Period. In our view, United Rentals also benefited from having what we see as good balance sheet control and effective execution across its businesses.

Burlington Stores’ stock performance accelerated in late October 2017 when the company reported third quarter 2017 earnings that had stronger than market expected comparable same-store sales, high single-digit sales and solid adjusted earnings before interest, taxes, amortization and depreciation (“EBITDA”). Despite challenges to traditional retailers, the off-price space exhibited healthy momentum and increased demand, especially during the holiday season. Specific to Burlington Stores, we believe the company has been able to enhance product assortments, including underdeveloped categories such as home and baby, and has shielded against e-commerce cannibalization by virtue of store experience, competitive pricing and a faster supply chain.

Q	Which stocks detracted significantly from the Fund’s performance during the Reporting Period?

A	Detracting most from the Fund’s results relative to the Russell Index were positions in oil and gas exploration and production company EQT, apartment management company Mid-America Apartment Communities and behavioral health care services company Acadia Healthcare.

We believe EQT’s weak performance during the Reporting Period could be characterized by idiosyncratic and company-specific issues, compounded by a challenged natural gas market. By the end of 2017, the rally in the oil market spiked the supply of associated gas, thereby flooding the market with inexpensive, low-demanded natural gas. As these headwinds for natural gas producers persisted into early 2018, we decreased the Fund’s position in EQT but continued to believe at the end of the Reporting Period that EQT has one of the largest core acreage positions in the southwest Marcellus shale and could see synergies from its integration with Rice Energy.

Mid-America Apartment Communities (“Mid-America”) manages apartments in the Sunbelt region of the U.S. During the Reporting Period, Mid-America reported third and fourth quarter 2017 earnings that beat market expectations but were challenged by same-store growth and acquisition costs. The market responded negatively to a substantial slowdown in same-store net operating income growth as reported in October 2017, which could be a result of an increased supply of competitors in the Sunbelt and the still-recent impact from hurricane-related costs in Dallas and Austin. By its fourth quarter 2017 earnings report in January 2018, the company rebounded from low same-store net operating income, but its management guided lower due to soft same-store revenue growth and increase property management costs. In our view, the market was overvaluing supply pressures and undervaluing the potential synergies of fully integrating its Post Properties acquisition.

Acadia Healthcare’s stock traded down sharply following a challenging third quarter 2017 earnings release that missed market expectations and lowered its guidance. The disappointing results were driven by weakness in its U.K. business due to staffing pressures explained by the company to be in part the ripple effect of Brexit. The company is also not expected to be a significant beneficiary of U.S. tax reform, as it is slightly more levered than its peers. Despite the near-term headwinds, we believed at the end of the Reporting Period that secular demand remained strong in the behavioral health care space. We also viewed this industry as being capacity-constrained as it is, in our view, challenging to open these types of facilities.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we did not use derivatives as part of an active management strategy.

Q	Did the Fund make any significant purchases or sales during the Reporting Period?

A	We initiated a Fund position in Everest Re Group, a holding company that engages in the provision of reinsurance and insurance services. In our view, the company is a high quality reinsurer that has continued to diversify and grow its U.S.-based insurance platform. We established the Fund position in early autumn 2017 following an elevated level of catastrophe bond activity. (A catastrophe bond is a high-yield debt instrument that is usually insurance-linked and meant to raise money in case of a catastrophe such as a hurricane or earthquake. It has a special condition that states if the issuer, such as the insurance or reinsurance company, suffers a loss from a particular predefined catastrophe, then its obligation to pay interest and/or repay the principal is either deferred or completely forgiven.)

We established a Fund position in Owens Corning, a company that engages in the development of insulation, roofing and fiberglass composites. We are positive on the U.S. housing cycle and, within the industry, we believe Owens Corning has a stable structure in roofing, pricing

36

PORTFOLIO RESULTS

power in insulation and possible tailwinds of global growth in composites.

Conversely, we sold the Fund’s position in Colfax, an industrial and engineering company that produces industrial fans, pumps, heat exchanges and compressors. While we believed Colfax had attractive exposures to industrial markets, weakening corporate expenditures and the company’s declining orders and core growth led us to sell the position in early 2018.

We exited the Fund’s position MGM Resorts International, an owner of global resort destinations and casinos. We determined to sell the position based on what we considered to be more attractive opportunities elsewhere, especially in companies we felt were well positioned to benefit from U.S. tax reform and other near-term catalysts.

Q	Were there any changes to the Fund’s portfolio management team during the Reporting Period?

A	There were no changes to the Fund’s portfolio management team during the Reporting Period.

Q	Were there any notable changes in the Fund’s weightings during the Reporting Period?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. We seek to outpace the benchmark index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. Consequently, changes in its sector weights are generally the direct result of individual stock selection or of stock appreciation or depreciation. That said, during the Reporting Period, the Fund’s allocations compared to the Russell Index in consumer discretionary and industrials increased, and its allocations compared to the Russell Index in materials decreased.

Q	How was the Fund positioned relative to its benchmark index at the end of February 2018?

A	At the end of February 2018, the Fund was overweight in the industrials and information technology sectors relative to the Russell Index. On the same date, the Fund had underweight positions compared to the Russell Index in consumer staples, real estate and utilities and was rather neutrally weighted to the Russell Index in consumer discretionary, energy, financials, health care and materials. The Fund held no positions in the telecommunication services sector at the end of the Reporting Period.

37

FUND BASICS

Small/Mid Cap Value Fund

as of February 28, 2018

PERFORMANCE REVIEW
September 1, 2017–February 28, 2018	Fund Total Return (based on NAV)[1]	Russell 2500® Value Index[2]
Class A	8.15%	5.25%
Class C	7.73	5.25
Institutional	8.32	5.25
Investor	8.26	5.25
Class R	7.97	5.25
Class R6	8.33	5.25

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2500 Value Index is composed of the smallest 2,500 of the 3,000 largest U.S. companies based on total market capitalization with lower price-to-book ratios and lower forecast growth values. It is calculated by Frank Russell Company, and reflects reinvestment of all dividends and capital gains. The Russell 2500 Value Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 12/31/17	One Year	Since Inception	Inception Date
Class A	8.55%	7.72%	1/31/2014
Class C	13.04	8.52	1/31/2014
Institutional	15.30	9.77	1/31/2014
Investor	15.26	9.58	1/31/2014
Class R	14.61	9.04	1/31/2014
Class R6	15.40	10.39	7/31/2015

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Investor, Class R, and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

38

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	1.23%	1.68%
Class C	1.98	2.43
Institutional	0.84	1.29
Investor	0.98	1.43
Class R	1.48	1.93
Class R6	0.83	1.28

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

39

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/18[5]
Holding	% of Net Assets	Line of Business
XPO Logistics, Inc.	1.6%	Air Freight & Logistics
Steel Dynamics, Inc.	1.6	Metals & Mining
E*TRADE Financial Corp.	1.4	Capital Markets
Marvell Technology Group Ltd.	1.3	Semiconductors & Semiconductor Equipment
American Financial Group, Inc.	1.3	Insurance
East West Bancorp, Inc.	1.3	Banks
Hubbell, Inc.	1.3	Electrical Equipment
SS&C Technologies Holdings, Inc.	1.3	Software
Hilton Grand Vacations, Inc.	1.2	Hotels, Restaurants & Leisure
Synovus Financial Corp.	1.1	Banks

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

40

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[6]
As of February 28, 2018

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.2% of the Fund’s net assets as of February 28, 2018. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

41

FUND BASICS

Index Definitions

The Russell 3000® Index is a market capitalization weighted equity index maintained by the FTSE Russell that provides exposure to the entire U.S. stock market. The index tracks the performance of the 3,000 largest U.S.-traded stocks which represent about 98% of all U.S incorporated equity securities.

42

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments

February 28, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.6%
Aerospace & Defense – 1.7%
9,594	Northrop Grumman Corp.	$3,358,284
22,363	United Technologies Corp.	3,013,190

		6,371,474

Air Freight & Logistics – 0.9%
32,497	United Parcel Service, Inc. Class B	3,393,012

Banks – 13.4%
243,808	Bank of America Corp.	7,826,237
129,893	BB&T Corp.	7,059,685
50,551	Commerce Bancshares, Inc.	2,920,331
18,604	Cullen/Frost Bankers, Inc.	1,934,630
197,547	First Horizon National Corp.	3,763,270
112,119	JPMorgan Chase & Co.	12,949,744
103,236	SunTrust Banks, Inc.	7,210,002
127,065	Wells Fargo & Co.	7,421,867

		51,085,766

Beverages – 0.7%
23,647	Anheuser-Busch InBev SA ADR	2,510,838

Capital Markets – 3.4%
246,741	AllianceBernstein Holding LP	6,563,311
59,960	Northern Trust Corp.	6,347,965

		12,911,276

Chemicals – 2.5%
101,845	DowDuPont, Inc.	7,159,704
17,095	Praxair, Inc.	2,559,976

		9,719,680

Commercial Services & Supplies – 0.6%
32,695	Republic Services, Inc.	2,196,450

Communications Equipment – 3.7%
311,975	Cisco Systems, Inc.	13,970,241

Construction & Engineering – 0.7%
103,944	Vinci SA ADR	2,569,496

Consumer Finance – 0.6%
30,783	Discover Financial Services	2,426,624

Diversified Telecommunication Services – 3.7%
307,910	AT&T, Inc.	11,177,133
64,421	Verizon Communications, Inc.	3,075,459

		14,252,592

Electric Utilities – 3.3%
61,045	Duke Energy Corp.	4,599,130
105,883	FirstEnergy Corp.	3,423,198
59,177	Pinnacle West Capital Corp.	4,554,262

		12,576,590

Electrical Equipment – 1.3%
70,529	Emerson Electric Co.	5,011,791

Energy Equipment & Services – 0.4%
26,157	Schlumberger Ltd.	1,716,946

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 4.5%
39,596	Crown Castle International Corp.	4,357,936
349,893	DDR Corp.	2,729,165
59,411	Equity Residential	3,340,680
119,470	Hudson Pacific Properties, Inc.	3,771,668
60,015	Ventas, Inc.	2,899,925

		17,099,374

Food & Staples Retailing – 1.4%
108,901	The Kroger Co.	2,953,395
27,988	Walmart, Inc.	2,519,200

		5,472,595

Food Products – 1.7%
111,407	Conagra Brands, Inc.	4,025,135
37,489	The Kraft Heinz Co.	2,513,637

		6,538,772

Health Care Equipment & Supplies – 4.5%
128,107	Abbott Laboratories	7,728,695
119,422	Medtronic PLC	9,540,624

		17,269,319

Health Care Providers & Services – 1.1%
24,737	Aetna, Inc.	4,379,933

Household Products – 1.5%
71,451	The Procter & Gamble Co.	5,610,333

Industrial Conglomerates – 1.5%
12,258	3M Co.	2,886,881
17,643	Honeywell International, Inc.	2,666,034

		5,552,915

Insurance – 3.7%
59,587	MetLife, Inc.	2,752,324
44,134	Principal Financial Group, Inc.	2,750,872
47,914	ProAssurance Corp.	2,290,289
21,232	RenaissanceRe Holdings Ltd.	2,723,641
27,324	The Travelers Cos., Inc.	3,798,036

		14,315,162

Internet Software & Services* – 0.8%
2,657	Alphabet, Inc. Class A	2,933,115

Media – 1.9%
108,661	Comcast Corp. Class A	3,934,615
102,900	Viacom, Inc. Class B	3,430,686

		7,365,301

Metals & Mining – 0.6%
33,041	Nucor Corp.	2,160,881

Multi-Utilities – 1.0%
81,233	Public Service Enterprise Group, Inc.	3,934,114

Oil, Gas & Consumable Fuels – 9.9%
101,025	BP PLC ADR	3,925,831
115,559	Chevron Corp.	12,933,363

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
76,126	ConocoPhillips	$4,134,403
102,240	Exxon Mobil Corp.	7,743,658
110,742	Royal Dutch Shell PLC Class B ADR	7,107,422
64,949	The Williams Cos., Inc.	1,802,984

		37,647,661

Personal Products – 0.9%
67,951	Unilever NV	3,553,837

Pharmaceuticals – 12.7%
16,257	Allergan PLC	2,507,154
85,583	Bristol-Myers Squibb Co.	5,665,595
111,701	Johnson & Johnson	14,507,726
118,851	Merck & Co., Inc.	6,444,101
532,947	Pfizer, Inc.	19,351,306

		48,475,882

Road & Rail – 1.3%
38,385	Union Pacific Corp.	4,999,646

Semiconductors & Semiconductor Equipment – 2.0%
15,495	Broadcom Ltd.	3,818,898
161,998	Marvell Technology Group Ltd.	3,805,333

		7,624,231

Software – 5.5%
114,815	Microsoft Corp.	10,766,202
199,637	Oracle Corp.	10,115,607

		20,881,809

Technology Hardware, Storage & Peripherals – 1.4%
29,315	Apple, Inc.	5,221,588

Tobacco – 2.4%
60,091	Altria Group, Inc.	3,782,728
90,108	British American Tobacco PLC ADR	5,321,779

		9,104,507

Water Utilities – 1.1%
53,536	American Water Works Co., Inc.	4,248,617

Wireless Telecommunication Services – 1.3%
170,880	Vodafone Group PLC ADR	4,837,613

TOTAL COMMON STOCKS
(Cost $342,944,443)		$379,939,981

TOTAL INVESTMENTS – 99.6%
(Cost $342,944,443)		$379,939,981

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		1,555,356

NET ASSETS – 100.0%		$381,495,337

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.

Investment Abbreviations:
ADR	—American Depositary Receipt
LP	—Limited Partnership
PLC	—Public Limited Company

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments

February 28, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.2%
Aerospace & Defense – 2.5%
638	Raytheon Co.	$138,771

Air Freight & Logistics – 1.9%
430	FedEx Corp.	105,956

Auto Components – 1.5%
1,677	Delphi Technologies PLC	80,077

Banks – 17.9%
7,944	Bank of America Corp.	255,002
3,432	Citizens Financial Group, Inc.	149,258
8,603	First Horizon National Corp.	163,887
1,961	First Republic Bank	181,981
1,986	JPMorgan Chase & Co.	229,383

		979,511

Biotechnology – 3.1%
580	Alexion Pharmaceuticals, Inc.*	68,121
809	Shire PLC ADR	103,552

		171,673

Capital Markets – 3.3%
1,680	Northern Trust Corp.	177,862

Chemicals – 4.0%
3,123	DowDuPont, Inc.	219,547

Consumer Finance – 1.5%
1,068	Discover Financial Services	84,191

Diversified Financial Services* – 3.1%
820	Berkshire Hathaway, Inc. Class B	169,904

Electric Utilities – 2.5%
3,163	Xcel Energy, Inc.	136,895

Food & Staples Retailing – 1.2%
2,393	The Kroger Co.	64,898

Food Products – 1.5%
2,315	Conagra Brands, Inc.	83,641

Health Care Equipment & Supplies – 6.2%
1,950	Medtronic PLC	155,786
1,598	Zimmer Biomet Holdings, Inc.	185,767

		341,553

Internet & Direct Marketing Retail – 2.5%
1,301	Expedia, Inc.	136,826

Internet Software & Services* – 3.7%
133	Alphabet, Inc. Class A	146,821
306	Facebook, Inc. Class A	54,566

		201,387

Leisure Products – 2.2%
2,066	Brunswick Corp.	118,175

Machinery – 4.8%
1,516	PACCAR, Inc.	108,531
1,886	Wabtec Corp.(a)	153,407

		261,938

Common Stocks – (continued)
Media – 2.6%
3,881	Comcast Corp. Class A	140,531

Metals & Mining – 3.7%
3,068	Nucor Corp.	200,647

Oil, Gas & Consumable Fuels – 5.7%
1,892	Anadarko Petroleum Corp.	107,920
1,084	Chevron Corp.	121,321
7,882	Encana Corp.	82,761

		312,002

Pharmaceuticals – 5.5%
612	Allergan PLC	94,383
1,444	Bristol-Myers Squibb Co.	95,593
1,426	Eli Lilly & Co.	109,830

		299,806

Road & Rail – 3.9%
1,644	Union Pacific Corp.	214,131

Semiconductors & Semiconductor Equipment – 3.7%
8,535	Marvell Technology Group Ltd.	200,487

Software – 7.0%
1,293	Citrix Systems, Inc.*	118,956
2,788	Microsoft Corp.	261,431

		380,387

Specialty Retail – 2.7%
1,668	Lowe’s Cos., Inc.	149,436

TOTAL COMMON STOCKS
(Cost $5,194,630)		$5,370,232

Shares	Distribution Rate	Value
Investment Company(b) – 0.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
23,851	1.262%	$23,851
(Cost $23,851)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $5,218,481)		$5,394,083

Securities Lending Reinvestment Vehicle(b) – 2.8%
Goldman Sachs Financial Square Government Fund – Institutional Shares
151,200	1.262%	$151,200
(Cost $151,200)

TOTAL INVESTMENTS – 101.4%
(Cost $5,369,681)		$5,545,283

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.4)%		(75,056)

NET ASSETS – 100.0%		$5,470,227

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated fund.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

February 28, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.4%
Aerospace & Defense – 3.3%
39,199	Raytheon Co.	$8,526,175
96,322	United Technologies Corp.	12,978,426

		21,504,601

Air Freight & Logistics – 1.0%
25,919	FedEx Corp.	6,386,701

Auto Components – 1.2%
161,590	Delphi Technologies PLC	7,715,922

Automobiles – 0.6%
96,842	Volkswagen AG ADR	3,850,438

Banks – 17.5%
949,054	Bank of America Corp.	30,464,633
363,190	Citizens Financial Group, Inc.	15,795,133
685,006	First Horizon National Corp.	13,049,364
97,968	First Republic Bank	9,091,430
295,665	JPMorgan Chase & Co.	34,149,308
97,145	SunTrust Banks, Inc.	6,784,607
83,158	Wells Fargo & Co.	4,857,259

		114,191,734

Biotechnology – 3.6%
57,064	Alexion Pharmaceuticals, Inc.*	6,702,167
62,060	BioMarin Pharmaceutical, Inc.*	5,037,410
59,180	Shire PLC ADR	7,575,040
24,391	Vertex Pharmaceuticals, Inc.*	4,049,638

		23,364,255

Capital Markets – 3.9%
125,706	Northern Trust Corp.	13,308,494
212,507	The Bank of New York Mellon Corp.	12,119,274

		25,427,768

Chemicals – 2.7%
254,350	DowDuPont, Inc.	17,880,805

Communications Equipment – 2.7%
310,065	Cisco Systems, Inc.	13,884,711
152,447	Juniper Networks, Inc.	3,911,790

		17,796,501

Consumer Finance – 1.1%
89,329	Discover Financial Services	7,041,805

Diversified Financial Services* – 1.7%
53,234	Berkshire Hathaway, Inc. Class B	11,030,085

Electric Utilities – 0.8%
114,307	Xcel Energy, Inc.	4,947,207

Electrical Equipment – 0.8%
62,354	Eaton Corp. PLC	5,031,968

Energy Equipment & Services – 0.9%
133,111	Halliburton Co.	6,179,013

Equity Real Estate Investment Trusts (REITs) – 1.0%
43,137	AvalonBay Communities, Inc.	6,730,235

Common Stocks – (continued)
Food & Staples Retailing – 1.0%
252,000	The Kroger Co.	6,834,240

Food Products – 3.1%
232,317	Conagra Brands, Inc.	8,393,613
114,669	Mondelez International, Inc. Class A	5,033,969
97,732	The Kraft Heinz Co.	6,552,931

		19,980,513

Health Care Equipment & Supplies – 4.5%
205,749	Medtronic PLC	16,437,288
112,130	Zimmer Biomet Holdings, Inc.	13,035,112

		29,472,400

Health Care Providers & Services – 1.1%
38,788	Aetna, Inc.	6,867,803

Household Durables – 0.6%
73,984	Lennar Corp. Class A	4,186,015

Insurance – 2.3%
126,823	American International Group, Inc.	7,272,031
171,723	MetLife, Inc.	7,931,885

		15,203,916

Internet & Direct Marketing Retail – 1.3%
77,693	Expedia, Inc.	8,170,973

Internet Software & Services* – 2.9%
12,694	Alphabet, Inc. Class A	14,013,160
27,633	Facebook, Inc. Class A	4,927,517

		18,940,677

IT Services – 0.8%
52,480	Fidelity National Information Services, Inc.	5,100,006

Leisure Products – 1.1%
119,770	Brunswick Corp.	6,850,844

Machinery – 3.7%
125,531	ITT, Inc.	6,299,145
91,679	PACCAR, Inc.	6,563,300
135,050	Wabtec Corp.(a)	10,984,967

		23,847,412

Media – 2.6%
268,867	Comcast Corp. Class A	9,735,674
77,868	DISH Network Corp. Class A*	3,246,317
142,632	Liberty Global PLC Series C*	4,283,239

		17,265,230

Metals & Mining – 1.9%
192,291	Nucor Corp.	12,575,831

Multi-Utilities – 0.8%
91,442	Ameren Corp.	4,965,301

Oil, Gas & Consumable Fuels – 8.3%
85,508	Anadarko Petroleum Corp.	4,877,376
205,690	BP PLC ADR	7,993,113

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
155,267	Chevron Corp.	$17,377,483
949,347	Encana Corp.	9,968,144
75,165	EQT Corp.	3,781,551
58,005	Pioneer Natural Resources Co.	9,874,191

		53,871,858

Pharmaceuticals – 6.8%
59,769	Allergan PLC	9,217,575
136,402	Bristol-Myers Squibb Co.	9,029,812
107,664	Eli Lilly & Co.	8,292,281
59,651	Johnson & Johnson	7,747,472
282,853	Pfizer, Inc.	10,270,393

		44,557,533

Road & Rail – 2.4%
118,067	Union Pacific Corp.	15,378,227

Semiconductors & Semiconductor Equipment – 2.8%
26,975	Broadcom Ltd.	6,648,259
505,372	Marvell Technology Group Ltd.	11,871,188

		18,519,447

Software – 5.6%
98,966	Citrix Systems, Inc.*	9,104,872
166,433	Microsoft Corp.	15,606,422
236,838	Oracle Corp.	12,000,582

		36,711,876

Specialty Retail – 2.0%
146,804	Lowe’s Cos., Inc.	13,152,170

Tobacco – 1.0%
104,698	Altria Group, Inc.	6,590,739

TOTAL COMMON STOCKS
(Cost $575,261,314)		$648,122,049

Shares	Distribution Rate	Value
Investment Company(b) – 0.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,339	1.262%	$1,339
(Cost $1,339)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $575,262,653)		$648,123,388

Securities Lending Reinvestment Vehicle(b) – 0.3%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,755,600	1.262%	$1,755,600
(Cost $1,755,600)

TOTAL INVESTMENTS – 99.7%
(Cost $577,018,253)		$649,878,988

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		1,952,572

NET ASSETS – 100.0%		$651,831,560

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated fund.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

February 28, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.3%
Aerospace & Defense – 1.6%
143,320	L3 Technologies, Inc.	$29,746,066

Air Freight & Logistics* – 1.3%
249,484	XPO Logistics, Inc.	24,556,710

Airlines* – 0.7%
599,823	JetBlue Airways Corp.	12,626,274

Auto Components – 1.0%
413,279	Delphi Technologies PLC	19,734,072

Banks – 8.6%
716,602	Citizens Financial Group, Inc.	31,165,021
139,529	Comerica, Inc.	13,565,009
1,686,479	First Horizon National Corp.	32,127,425
324,557	First Republic Bank	30,118,890
112,230	Signature Bank*	16,406,904
567,215	SunTrust Banks, Inc.	39,614,295

		162,997,544

Beverages – 1.0%
515,651	Coca-Cola European Partners PLC	19,605,051

Biotechnology* – 2.3%
112,988	Alexion Pharmaceuticals, Inc.	13,270,440
201,711	BioMarin Pharmaceutical, Inc.	16,372,882
82,656	Vertex Pharmaceuticals, Inc.	13,723,376

		43,366,698

Capital Markets – 2.5%
150,146	Ameriprise Financial, Inc.	23,488,840
243,417	E*TRADE Financial Corp.*	12,713,670
209,294	Lazard Ltd. Class A	11,295,597

		47,498,107

Chemicals – 2.1%
133,463	Ashland Global Holdings, Inc.	9,451,850
306,358	Celanese Corp. Series A	30,899,268

		40,351,118

Communications Equipment – 2.7%
338,964	CommScope Holding Co., Inc.*	13,121,296
640,013	Juniper Networks, Inc.	16,422,734
2,365,296	Viavi Solutions, Inc.*	22,754,148

		52,298,178

Construction & Engineering – 1.0%
308,632	Jacobs Engineering Group, Inc.	18,845,070

Construction Materials – 1.0%
94,030	Martin Marietta Materials, Inc.	19,175,538

Consumer Finance* – 0.9%
1,531,784	SLM Corp.	16,711,763

Containers & Packaging – 1.5%
730,251	Ball Corp.	29,173,527

Distributors* – 1.4%
686,270	LKQ Corp.	27,093,940

Common Stocks – (continued)
Diversified Telecommunication Services – 0.5%
502,001	CenturyLink, Inc.	8,870,358

Electric Utilities – 2.7%
302,565	Pinnacle West Capital Corp.	23,285,403
662,762	Xcel Energy, Inc.	28,684,339

		51,969,742

Electronic Equipment, Instruments & Components* – 0.8%
338,128	Keysight Technologies, Inc.	15,895,397

Equity Real Estate Investment Trusts (REITs) – 10.7%
225,218	Alexandria Real Estate Equities, Inc.	27,321,196
169,104	AvalonBay Communities, Inc.	26,383,606
197,161	Boston Properties, Inc.	23,436,528
357,922	Camden Property Trust	28,529,963
247,209	CyrusOne, Inc.	12,335,729
790,914	DDR Corp.	6,169,129
198,677	Equity LifeStyle Properties, Inc.	16,810,061
608,922	Hudson Pacific Properties, Inc.	19,223,667
549,016	Prologis, Inc.	33,314,291
482,285	RLJ Lodging Trust	9,554,066

		203,078,236

Food Products – 2.8%
64,456	Bunge Ltd.	4,861,916
722,669	Conagra Brands, Inc.	26,110,031
395,838	Pinnacle Foods, Inc.	21,359,418

		52,331,365

Gas Utilities – 1.0%
241,901	Atmos Energy Corp.	19,470,611

Health Care Equipment & Supplies – 2.0%
320,007	Zimmer Biomet Holdings, Inc.	37,200,814

Health Care Providers & Services* – 2.3%
349,581	Acadia Healthcare Co., Inc.	13,319,036
177,445	Laboratory Corp. of America Holdings	30,644,752

		43,963,788

Hotels, Restaurants & Leisure – 0.9%
515,651	MGM Resorts International	17,650,734

Household Durables – 1.2%
388,255	Lennar Corp. Class A	21,967,468

Insurance – 7.0%
141,046	American Financial Group, Inc.	15,909,989
269,200	Arch Capital Group Ltd.*	23,754,208
306,358	Athene Holding Ltd. Class A*	14,463,161
280,574	Lincoln National Corp.	21,371,322
186,544	The Progressive Corp.	10,741,203
184,269	Torchmark Corp.	15,731,045
182,753	W.R. Berkley Corp.	12,496,650
118,297	Willis Towers Watson PLC	18,679,096

		133,146,674

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Internet & Direct Marketing Retail – 1.0%
189,577	Expedia, Inc.	$19,937,813

Internet Software & Services* – 0.5%
163,795	GoDaddy, Inc. Class A	9,796,579

IT Services – 2.0%
394,321	Fidelity National Information Services, Inc.	38,320,115

Leisure Products – 1.2%
315,457	Brunswick Corp.	18,044,140
290,433	Mattel, Inc.(a)	4,617,885

		22,662,025

Machinery – 7.8%
461,053	ITT, Inc.	23,135,640
343,514	PACCAR, Inc.	24,592,167
233,560	Stanley Black & Decker, Inc.	37,180,416
125,879	The Middleby Corp.*	15,136,950
539,158	Trinity Industries, Inc.	17,598,117
385,221	Wabtec Corp.	31,333,876

		148,977,166

Media – 1.6%
270,716	Liberty Broadband Corp. Class C*	23,790,522
214,602	Viacom, Inc. Class B	7,154,831

		30,945,353

Metals & Mining – 2.8%
1,027,509	Freeport-McMoRan, Inc.*	19,111,667
723,427	Steel Dynamics, Inc.	33,458,499

		52,570,166

Mortgage Real Estate Investment Trusts (REITs) – 1.0%
913,762	Starwood Property Trust, Inc.	18,503,680

Multi-Utilities – 3.5%
508,067	CMS Energy Corp.	21,567,444
535,366	Public Service Enterprise Group, Inc.	25,927,775
174,412	Sempra Energy	19,007,420

		66,502,639

Multiline Retail* – 0.6%
114,505	Dollar Tree, Inc.	11,752,793

Oil, Gas & Consumable Fuels – 6.9%
254,034	Cheniere Energy, Inc.*	13,341,866
196,403	Diamondback Energy, Inc.*	24,479,670
1,468,086	Encana Corp.	15,414,903
304,841	EQT Corp.	15,336,551
384,463	Marathon Petroleum Corp.	24,628,700
464,085	RSP Permian, Inc.*	17,779,096
1,460,503	WPX Energy, Inc.*	20,636,907

		131,617,693

Common Stocks – (continued)
Road & Rail – 1.3%
175,169	Old Dominion Freight Line, Inc.	24,334,477

Semiconductors & Semiconductor Equipment – 2.7%
134,979	Analog Devices, Inc.	12,168,357
1,631,881	Marvell Technology Group Ltd.	38,332,885

		50,501,242

Software* – 0.5%
110,713	Citrix Systems, Inc.	10,185,596

Specialty Retail* – 1.5%
137,255	Burlington Stores, Inc.	16,832,953
46,257	O’Reilly Automotive, Inc.	11,295,497

		28,128,450

Textiles, Apparel & Luxury Goods – 1.7%
135,738	PVH Corp.	19,584,279
301,049	Skechers U.S.A., Inc. Class A*	12,318,925

		31,903,204

Water Utilities – 1.2%
279,058	American Water Works Co., Inc.	22,146,043

TOTAL COMMON STOCKS
(Cost $1,743,735,544)		$1,888,109,877

Shares	Distribution Rate	Value
Investment Company(b) – 0.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
302	1.262%	$302
(Cost $302)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $1,743,735,846)		$1,888,110,179

Securities Lending Reinvestment Vehicle(b) – 0.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,808,400	1.262%	1,808,400
(Cost $1,808,400)

TOTAL INVESTMENTS – 99.4%
(Cost $1,745,544,246)		$1,889,918,579

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		12,292,525

NET ASSETS – 100.0%		$1,902,211,104

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated fund.

Investment Abbreviations:
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

February 28, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.9%
Aerospace & Defense – 2.3%
221,033	Curtiss-Wright Corp.	$29,835,034
820,989	KLX, Inc.*	55,564,535
515,536	Mercury Systems, Inc.*	23,699,190
495,614	Moog, Inc. Class A*	41,547,322

		150,646,081

Air Freight & Logistics* – 1.7%
1,371,491	Air Transport Services Group, Inc.	36,303,367
330,807	Echo Global Logistics, Inc.	8,749,845
693,932	XPO Logistics, Inc.	68,303,727

		113,356,939

Airlines – 0.6%
740,355	SkyWest, Inc.	40,571,454

Auto Components – 0.9%
1,368,590	American Axle & Manufacturing Holdings, Inc.*	20,200,389
1,067,804	Dana, Inc.	28,371,552
190,308	Standard Motor Products, Inc.	8,879,771

		57,451,712

Automobiles – 0.3%
503,678	Winnebago Industries, Inc.	21,935,177

Banks – 19.6%
611,924	Ameris Bancorp	32,523,761
949,662	BancorpSouth Bank	29,914,353
963,853	Banner Corp.	53,281,794
1,568,968	Boston Private Financial Holdings, Inc.	22,906,933
1,313,468	Brookline Bancorp, Inc.	20,818,468
293,567	Bryn Mawr Bank Corp.	12,784,843
1,490,765	CenterState Bank Corp.	40,608,439
237,447	Chemical Financial Corp.	13,104,700
1,149,779	CoBiz Financial, Inc.	21,799,810
1,262,740	Columbia Banking System, Inc.	52,757,277
677,218	Community Bank System, Inc.	36,102,492
908,660	ConnectOne Bancorp, Inc.	26,169,408
2,187,198	CVB Financial Corp.	50,305,554
908,844	First Financial Bankshares, Inc.	41,806,824
986,887	First Merchants Corp.	40,788,040
1,252,956	First Midwest Bancorp, Inc.	30,346,594
729,270	Flushing Financial Corp.	19,471,509
1,166,332	Glacier Bancorp, Inc.	45,370,315
1,287,989	Great Western Bancorp, Inc.	52,665,870
577,500	Guaranty Bancorp	15,852,375
618,076	Heritage Financial Corp.	18,387,761
1,353,761	Home BancShares, Inc.	31,122,965
584,287	Independent Bank Corp.	40,549,518
614,319	Independent Bank Group, Inc.	43,125,194
594,434	Lakeland Financial Corp.	26,933,804
1,331,202	LegacyTexas Financial Group, Inc.	55,764,052
1,218,691	MB Financial, Inc.	49,978,518
281,716	National Commerce Corp.*	12,099,702
819,468	Pinnacle Financial Partners, Inc.	52,896,659
330,008	Prosperity Bancshares, Inc.	24,750,600

Common Stocks – (continued)
Banks – (continued)
1,085,962	Renasant Corp.	45,349,773
410,956	Sandy Spring Bancorp, Inc.	15,928,654
567,504	South State Corp.	49,202,597
787,599	State Bank Financial Corp.	22,793,115
627,572	Texas Capital Bancshares, Inc.*	56,606,994
463,176	The First of Long Island Corp.	12,621,546
549,953	Towne Bank	15,701,158
443,416	TriCo Bancshares	16,561,588
343,977	Union Bankshares Corp.	12,857,860
579,973	Webster Financial Corp.	31,654,926

		1,294,266,343

Biotechnology* – 0.6%
418,731	Emergent BioSolutions, Inc.	20,810,931
505,487	Myriad Genetics, Inc.	16,387,888

		37,198,819

Building Products* – 0.2%
209,762	Patrick Industries, Inc.	12,889,875

Capital Markets – 1.7%
404,910	Golub Capital BDC, Inc.	7,255,987
137,071	Houlihan Lokey, Inc.	6,362,836
1,557,665	OM Asset Management PLC	23,879,004
845,258	Stifel Financial Corp.	53,986,629
602,493	Virtu Financial, Inc. Class A	17,894,042

		109,378,498

Chemicals – 1.4%
95,138	Kraton Corp.*	4,034,803
1,110,723	Olin Corp.	36,098,497
147,072	Quaker Chemical Corp.	20,962,172
176,871	Trinseo SA	14,078,932
588,367	Tronox Ltd. Class A	10,755,349
416,821	Venator Materials PLC*	7,977,954

		93,907,707

Commercial Services & Supplies – 1.5%
1,127,323	ABM Industries, Inc.	39,636,677
746,707	Advanced Disposal Services, Inc.*	16,711,302
524,204	Mobile Mini, Inc.	21,990,358
336,387	US Ecology, Inc.	17,794,872

		96,133,209

Communications Equipment* – 1.5%
1,516,512	Extreme Networks, Inc.	17,303,402
561,537	Finisar Corp.	10,107,666
1,309,481	NetScout Systems, Inc.	34,766,721
4,163,034	Viavi Solutions, Inc.	40,048,387

		102,226,176

Construction & Engineering – 0.7%
369,001	EMCOR Group, Inc.	28,158,466
334,690	Granite Construction, Inc.	19,445,489

		47,603,955

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Shares	Description	Value
Common Stocks – (continued)
Construction Materials – 0.9%
259,068	Eagle Materials, Inc.	$25,966,385
449,490	Summit Materials, Inc. Class A*	14,217,369
274,872	US Concrete, Inc.*	19,996,938

		60,180,692

Containers & Packaging* – 0.6%
713,235	Berry Global Group, Inc.	38,799,984

Diversified Consumer Services* – 0.6%
254,864	Adtalem Global Education, Inc.	11,736,487
1,330,985	Chegg, Inc.	26,499,912

		38,236,399

Electric Utilities – 2.9%
484,533	ALLETE, Inc.	33,020,924
693,126	IDACORP, Inc.	56,177,862
1,291,945	PNM Resources, Inc.	45,476,464
1,465,627	Portland General Electric Co.	58,229,361

		192,904,611

Electronic Equipment, Instruments & Components – 2.9%
500,939	Anixter International, Inc.*	37,845,942
921,206	CTS Corp.	23,674,994
692,961	II-VI, Inc.*	26,678,999
1,072,405	Knowles Corp.*	15,485,528
392,156	SYNNEX Corp.	48,490,089
384,953	Tech Data Corp.*	39,781,043

		191,956,595

Energy Equipment & Services* – 0.8%
1,034,132	C&J Energy Services, Inc.	24,819,168
917,293	Cactus, Inc. Class A	22,574,581
552,012	NCS Multistage Holdings, Inc.	8,070,415

		55,464,164

Equity Real Estate Investment Trusts (REITs) – 7.0%
2,112,764	Acadia Realty Trust	50,875,357
2,321,598	Chesapeake Lodging Trust	60,036,524
2,357,353	Columbia Property Trust, Inc.	49,103,663
951,579	CyrusOne, Inc.	47,483,792
845,693	Hudson Pacific Properties, Inc.	26,698,528
708,045	Life Storage, Inc.	55,624,015
636,124	National Health Investors, Inc.	41,265,364
2,378,633	Pebblebrook Hotel Trust	80,897,308
215,751	PS Business Parks, Inc.	23,918,156
1,198,756	RLJ Lodging Trust	23,747,357

		459,650,064

Food & Staples Retailing* – 0.2%
233,124	United Natural Foods, Inc.	9,947,401

Food Products* – 0.9%
2,096,974	Hostess Brands, Inc.	25,666,962
2,609,491	The Simply Good Foods Co.	35,254,223

		60,921,185

Common Stocks – (continued)
Gas Utilities – 1.6%
215,629	Chesapeake Utilities Corp.	14,371,673
1,302,601	New Jersey Resources Corp.	49,629,098
1,626,362	South Jersey Industries, Inc.	42,626,948

		106,627,719

Health Care Equipment & Supplies – 2.5%
529,836	CONMED Corp.	32,070,973
883,218	Halyard Health, Inc.*	43,613,305
90,304	ICU Medical, Inc.*	20,882,800
555,973	Integra LifeSciences Holdings Corp.*	29,316,456
515,111	Quidel Corp.*	22,469,142
668,557	Wright Medical Group NV*	13,605,135

		161,957,811

Health Care Providers & Services* – 1.1%
616,612	Acadia Healthcare Co., Inc.	23,492,917
208,810	Almost Family, Inc.	12,309,350
419,803	AMN Healthcare Services, Inc.	23,362,037
299,950	Envision Healthcare Corp.	11,548,075

		70,712,379

Health Care Technology* – 0.9%
3,064,880	Allscripts Healthcare Solutions, Inc.	42,509,886
1,039,632	HMS Holdings Corp.	16,675,697

		59,185,583

Hotels, Restaurants & Leisure – 4.1%
1,250,356	Boyd Gaming Corp.	44,237,595
1,105,087	Del Taco Restaurants, Inc.*	13,924,096
845,202	Eldorado Resorts, Inc.*(a)	28,821,388
1,123,580	Extended Stay America, Inc.	22,505,307
1,664,068	Hilton Grand Vacations, Inc.*	71,821,175
856,768	ILG, Inc.	26,011,476
290,617	Marriott Vacations Worldwide Corp.	40,831,689
74,757	Penn National Gaming, Inc.*	1,989,284
639,183	Red Rock Resorts, Inc. Class A	21,412,631

		271,554,641

Household Durables – 1.4%
193,407	KB Home	5,367,044
287,804	Meritage Homes Corp.*	12,202,890
1,217,162	Taylor Morrison Home Corp. Class A*	27,313,115
595,713	TopBuild Corp.*	41,485,453
213,641	William Lyon Homes Class A*	5,400,845

		91,769,347

Insurance – 4.3%
334,484	AMERISAFE, Inc.	18,731,104
2,465,978	CNO Financial Group, Inc.	55,583,144
138,861	Enstar Group Ltd.*	27,494,478
717,146	James River Group Holdings Ltd.	23,457,846
567,668	Kinsale Capital Group, Inc.	27,815,732
336,147	Primerica, Inc.	32,774,332
516,931	ProAssurance Corp.	24,709,302

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
483,172	RLI Corp.	$29,376,857
817,142	Selective Insurance Group, Inc.	46,454,523

		286,397,318

Internet Software & Services* – 0.5%
840,169	Cornerstone OnDemand, Inc.	34,446,929

IT Services – 1.0%
308,410	CACI International, Inc. Class A*	45,968,510
979,127	Convergys Corp.	22,725,538

		68,694,048

Life Sciences Tools & Services* – 0.1%
228,224	Syneos Health, Inc.	9,562,586

Machinery – 4.5%
628,021	CIRCOR International, Inc.	29,516,987
1,544,024	Federal Signal Corp.	33,026,673
639,684	ITT, Inc.	32,099,343
2,172,639	Mueller Water Products, Inc. Class A	23,899,029
180,826	RBC Bearings, Inc.*	21,789,533
1,907,495	Rexnord Corp.*	55,279,205
314,159	Tennant Co.	20,231,840
527,695	Terex Corp.	21,909,896
1,163,556	TriMas Corp.*	30,136,100
365,779	Watts Water Technologies, Inc. Class A	27,616,315

		295,504,921

Media – 1.5%
1,173,903	Gray Television, Inc.*	16,199,861
1,139,982	Live Nation Entertainment, Inc.*	51,071,194
445,168	Nexstar Media Group, Inc. Class A	31,807,254

		99,078,309

Metals & Mining – 2.0%
1,729,409	AK Steel Holding Corp.*	8,923,750
733,768	Allegheny Technologies, Inc.*	19,011,929
825,555	Carpenter Technology Corp.	42,053,772
333,973	Century Aluminum Co.*	6,362,186
527,070	Cleveland-Cliffs, Inc.*	3,705,302
1,296,305	Commercial Metals Co.	31,500,211
177,845	Kaiser Aluminum Corp.	17,850,303
577,146	Ryerson Holding Corp.*	5,829,174

		135,236,627

Mortgage Real Estate Investment Trusts (REITs) – 1.8%
1,412,778	Blackstone Mortgage Trust, Inc. Class A	43,866,757
1,912,290	Granite Point Mortgage Trust, Inc.	32,222,087
1,892,202	PennyMac Mortgage Investment Trust	31,543,007
942,855	Two Harbors Investment Corp.	13,850,540

		121,482,391

Common Stocks – (continued)
Multiline Retail* – 0.0%
749,354	J.C. Penney Co., Inc.	3,244,703

Oil, Gas & Consumable Fuels – 5.7%
4,246,507	Callon Petroleum Co.*	44,885,579
1,723,025	Centennial Resource Development, Inc. Class A*	32,875,317
591,062	Delek US Holdings, Inc.	20,167,035
1,833,937	Golar LNG Ltd.(a)	49,552,978
1,133,152	Jagged Peak Energy, Inc.*	13,937,770
625,865	Matador Resources Co.*	18,062,464
856,777	PDC Energy, Inc.*	45,006,496
1,631,356	RSP Permian, Inc.*	62,497,248
4,404,538	SRC Energy, Inc.*	39,068,252
3,588,901	WPX Energy, Inc.*	50,711,171

		376,764,310

Pharmaceuticals* – 0.3%
834,800	Impax Laboratories, Inc.	17,029,920
125,889	Prestige Brands Holdings, Inc.	4,255,048

		21,284,968

Professional Services* – 0.5%
400,153	On Assignment, Inc.	30,687,734

Real Estate Management & Development – 0.5%
1,905,960	Kennedy-Wilson Holdings, Inc.	31,162,446

Road & Rail – 1.7%
67,969	Hertz Global Holdings, Inc.*	1,236,356
1,013,008	Knight-Swift Transportation Holdings, Inc.	48,786,465
1,210,646	Marten Transport Ltd.	26,210,486
456,493	Saia, Inc.*	33,164,217

		109,397,524

Semiconductors & Semiconductor Equipment – 2.2%
1,134,699	Cree, Inc.*	42,925,663
1,162,744	Entegris, Inc.	38,603,101
3,574,232	Lattice Semiconductor Corp.*	21,481,134
412,985	Nanometrics, Inc.*	10,898,674
944,423	Semtech Corp.*	31,779,834

		145,688,406

Software – 1.9%
471,888	Bottomline Technologies de, Inc.*	17,922,306
781,711	CommVault Systems, Inc.*	40,688,058
839,539	Monotype Imaging Holdings, Inc.	20,232,890
1,235,689	Verint Systems, Inc.*	48,068,302

		126,911,556

Specialty Retail – 3.2%
735,867	Aaron’s, Inc.	34,004,414
228,545	American Eagle Outfitters, Inc.	4,404,062
447,394	Burlington Stores, Inc.*	54,868,400
79,671	Guess?, Inc.	1,258,005
997,886	Hudson Ltd. Class A*	15,577,001
407,006	Lithia Motors, Inc. Class A	42,283,853
56,340	National Vision Holdings, Inc.*	1,947,110

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – (continued)
790,375	Office Depot, Inc.	$2,078,686
218,473	The Children’s Place, Inc.	31,088,708
572,088	Urban Outfitters, Inc.*	20,188,986
148,095	Zumiez, Inc.*	2,917,472

		210,616,697

Textiles, Apparel & Luxury Goods – 0.6%
175,053	Columbia Sportswear Co.	13,230,506
361,828	G-III Apparel Group Ltd.*	13,355,071
433,550	Wolverine World Wide, Inc.	12,694,344

		39,279,921

Thrifts & Mortgage Finance – 2.7%
4,511,969	MGIC Investment Corp.*	62,220,053
982,728	OceanFirst Financial Corp.	25,433,001
1,049,662	Provident Financial Services, Inc.	26,115,591
1,164,925	Washington Federal, Inc.	40,422,897
507,835	WSFS Financial Corp.	24,223,729

		178,415,271

Trading Companies & Distributors – 2.5%
1,129,358	Beacon Roofing Supply, Inc.*	59,754,332
1,084,004	Foundation Building Materials, Inc.*	14,840,015
632,250	H&E Equipment Services, Inc.	23,829,502
401,208	Kaman Corp.	24,561,954
1,352,265	Univar, Inc.*	38,958,754

		161,944,557

TOTAL COMMON STOCKS
(Cost $5,072,878,776)		$6,533,235,742

Exchange Traded Funds(a) – 0.6%
358,426	iShares Russell 2000 Value ETF (Cost $44,722,394)	$43,348,041

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $5,117,601,170)		$6,576,583,783

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(b) – 0.8%
Goldman Sachs Financial Square Government Fund – Institutional Shares
50,698,539	1.262%	50,698,539
(Cost $50,698,539)

TOTAL INVESTMENTS – 100.3%
(Cost $5,168,299,709)		$6,627,282,322

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(20,330,349)

NET ASSETS – 100.0%		$6,606,951,973

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated fund.

Investment Abbreviations:
ETF	—Exchange Traded Fund
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments

February 28, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.3%
Aerospace & Defense – 2.6%
9,191	Curtiss-Wright Corp.	$1,240,601
3,691	Huntington Ingalls Industries, Inc.	967,079
15,540	KLX, Inc.*	1,051,747

		3,259,427

Air Freight & Logistics* – 1.9%
15,037	Air Transport Services Group, Inc.	398,030
20,259	XPO Logistics, Inc.	1,994,093

		2,392,123

Airlines – 0.8%
11,472	JetBlue Airways Corp.*	241,485
13,761	SkyWest, Inc.	754,103

		995,588

Auto Components – 0.3%
13,815	Dana, Inc.	367,065

Automobiles – 0.3%
3,102	Thor Industries, Inc.	400,158

Banks – 12.6%
10,804	BOK Financial Corp.	1,020,438
4,437	Chemical Financial Corp.	244,878
18,795	Commerce Bancshares, Inc.	1,085,787
5,537	Cullen/Frost Bankers, Inc.	575,793
24,055	East West Bancorp, Inc.	1,576,805
16,499	Glacier Bancorp, Inc.	641,811
24,383	Home BancShares, Inc.	560,565
22,581	MB Financial, Inc.	926,047
25,589	PacWest Bancorp	1,334,210
19,532	Pinnacle Financial Partners, Inc.	1,260,791
10,232	Prosperity Bancshares, Inc.	767,400
8,171	Signature Bank*	1,194,519
9,016	South State Corp.	781,687
28,177	Synovus Financial Corp.	1,389,126
11,351	Texas Capital Bancshares, Inc.*	1,023,860
20,686	Webster Financial Corp.	1,129,042

		15,512,759

Building Products – 1.2%
1,457	Fortune Brands Home & Security, Inc.	88,382
16,925	Owens Corning	1,376,002

		1,464,384

Capital Markets – 2.4%
32,050	E*TRADE Financial Corp.*	1,673,971
19,309	OM Asset Management PLC	296,007
11,278	Stifel Financial Corp.	720,326
10,147	Virtu Financial, Inc. Class A	301,366

		2,991,670

Chemicals – 2.5%
26,199	Huntsman Corp.	845,442
912	Ingevity Corp.*	68,318
27,655	Olin Corp.	898,787

Common Stocks – (continued)
Chemicals – (continued)
8,681	The Chemours Co.	412,434
4,306	Tronox Ltd. Class A	78,714
10,402	Venator Materials PLC*	199,094
5,646	Westlake Chemical Corp.	611,236

		3,114,025

Communications Equipment* – 1.0%
10,622	ARRIS International PLC	270,861
16,817	CommScope Holding Co., Inc.	650,986
11,498	NetScout Systems, Inc.	305,272

		1,227,119

Construction & Engineering – 1.6%
15,344	AECOM*	544,865
13,396	Jacobs Engineering Group, Inc.	817,960
4,489	Valmont Industries, Inc.	660,332

		2,023,157

Construction Materials – 0.5%
4,864	Eagle Materials, Inc.	487,519
146	Martin Marietta Materials, Inc.	29,774
4,215	Summit Materials, Inc. Class A*	133,320

		650,613

Containers & Packaging – 0.8%
1,386	Bemis Co., Inc.	61,109
17,776	Berry Global Group, Inc.*	967,014

		1,028,123

Diversified Financial Services – 0.5%
12,166	Voya Financial, Inc.	620,709

Electric Utilities – 2.3%
25,369	Alliant Energy Corp.	980,512
7,920	IDACORP, Inc.	641,916
15,951	Pinnacle West Capital Corp.	1,227,589

		2,850,017

Electrical Equipment – 1.3%
11,936	Hubbell, Inc.	1,564,213

Electronic Equipment, Instruments & Components – 1.4%
14,053	Keysight Technologies, Inc.*	660,631
5,840	SYNNEX Corp.	722,116
3,832	Tech Data Corp.*	395,999

		1,778,746

Energy Equipment & Services – 0.8%
17,228	Cactus, Inc. Class A*	423,981
32,274	Patterson-UTI Energy, Inc.	583,191

		1,007,172

Equity Real Estate Investment Trusts (REITs) – 9.9%
63,075	Brixmor Property Group, Inc.	980,186
16,639	Camden Property Trust	1,326,295
46,284	Columbia Property Trust, Inc.	964,096

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Shares	Description	Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
53,621	Empire State Realty Trust, Inc. Class A	$904,050
13,250	Equity LifeStyle Properties, Inc.	1,121,082
12,082	Federal Realty Investment Trust	1,376,623
22,193	Highwoods Properties, Inc.	954,521
5,803	Life Storage, Inc.	455,884
8,431	Mid-America Apartment Communities, Inc.	723,548
11,351	National Health Investors, Inc.	736,339
40,005	Pebblebrook Hotel Trust	1,360,570
3,212	PS Business Parks, Inc.	356,082
46,307	RLJ Lodging Trust	917,342

		12,176,618

Food & Staples Retailing* – 0.6%
23,354	US Foods Holding Corp.	779,790

Food Products – 0.7%
33,283	Hostess Brands, Inc.*	407,384
8,082	Pinnacle Foods, Inc.	436,105

		843,489

Gas Utilities – 1.4%
15,623	Atmos Energy Corp.	1,257,495
13,688	New Jersey Resources Corp.	521,513

		1,779,008

Health Care Equipment & Supplies – 1.7%
8,030	Hill-Rom Holdings, Inc.	671,790
2,619	NuVasive, Inc.*	126,655
6,935	STERIS PLC	633,165
2,853	Teleflex, Inc.	712,765

		2,144,375

Health Care Providers & Services – 1.8%
15,330	Acadia Healthcare Co., Inc.*	584,073
20,186	Envision Healthcare Corp.*	777,161
11,681	MEDNAX, Inc.*	642,221
5,037	Patterson Cos., Inc.	159,069

		2,162,524

Health Care Technology* – 0.8%
41,148	Allscripts Healthcare Solutions, Inc.	570,723
3,212	athenahealth, Inc.	448,845

		1,019,568

Hotels, Restaurants & Leisure – 3.2%
15,742	Boyd Gaming Corp.	556,952
20,510	Eldorado Resorts, Inc.*(a)	699,391
35,225	Hilton Grand Vacations, Inc.*	1,520,311
10,900	ILG, Inc.	330,924
5,429	Marriott Vacations Worldwide Corp.	762,775
146	Vail Resorts, Inc.	30,057

		3,900,410

Common Stocks – (continued)
Household Durables – 1.2%
8,826	D.R. Horton, Inc.	369,809
20,001	Lennar Corp. Class A	1,131,657

		1,501,466

Industrial Conglomerates – 0.5%
6,249	Carlisle Cos., Inc.	643,085

Insurance – 6.3%
14,029	American Financial Group, Inc.	1,582,471
5,580	Arch Capital Group Ltd.*	492,379
31,122	CNO Financial Group, Inc.	701,490
5,731	Everest Re Group Ltd.	1,376,815
6,096	Primerica, Inc.	594,360
12,300	ProAssurance Corp.	587,940
4,781	The Hanover Insurance Group, Inc.	515,918
11,899	Torchmark Corp.	1,015,818
12,834	W.R. Berkley Corp.	877,589

		7,744,780

Internet & Direct Marketing Retail* – 0.2%
2,626	Liberty Expedia Holdings, Inc. Class A	103,097
3,321	Liberty Ventures Series A	177,740

		280,837

Internet Software & Services – 0.5%
9,649	Cornerstone OnDemand, Inc.*	395,609
2,390	LogMeIn, Inc.	276,165

		671,774

IT Services – 1.6%
24,225	Booz Allen Hamilton Holding Corp.	918,854
3,957	CACI International, Inc. Class A*	589,791
7,246	Leidos Holdings, Inc.	458,744

		1,967,389

Leisure Products – 0.5%
9,965	Brunswick Corp.	569,998

Life Sciences Tools & Services – 1.0%
10,936	PerkinElmer, Inc.	834,854
5,134	PRA Health Sciences, Inc.*	431,256

		1,266,110

Machinery – 3.3%
6,607	Flowserve Corp.	279,806
15,476	ITT, Inc.	776,586
21,861	Rexnord Corp.*	633,532
14,124	Terex Corp.	586,428
20,026	The Timken Co.	877,139
28,230	Trinity Industries, Inc.	921,427

		4,074,918

Media – 1.4%
26,285	Live Nation Entertainment, Inc.*	1,177,568
8,273	Nexstar Media Group, Inc. Class A	591,106

		1,768,674

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Metals & Mining – 2.3%
7,702	Commercial Metals Co.	$187,159
41,566	Steel Dynamics, Inc.	1,922,427
16,136	United States Steel Corp.	702,077

		2,811,663

Mortgage Real Estate Investment Trusts (REITs) – 1.5%
7,045	Granite Point Mortgage Trust, Inc.	118,708
38,986	PennyMac Mortgage Investment Trust	649,897
23,470	Starwood Property Trust, Inc.	475,268
37,305	Two Harbors Investment Corp.	548,010

		1,791,883

Multi-Utilities – 0.8%
11,243	CMS Energy Corp.	477,266
7,533	Vectren Corp.	453,863

		931,129

Multiline Retail – 0.7%
12,201	Kohl’s Corp.	806,364

Oil, Gas & Consumable Fuels – 5.8%
10,442	Diamondback Energy, Inc.*	1,301,491
51,686	Encana Corp.	542,703
18,048	Energen Corp.*	987,406
26,318	Golar LNG Ltd.	711,112
15,732	Matador Resources Co.*	454,026
30,370	RSP Permian, Inc.*	1,163,475
16,836	Targa Resources Corp.	751,727
83,882	WPX Energy, Inc.*	1,185,253

		7,097,193

Pharmaceuticals* – 0.4%
11,826	Catalent, Inc.	493,736

Professional Services – 0.3%
3,154	The Dun & Bradstreet Corp.	394,376

Real Estate Management & Development – 0.4%
28,763	Kennedy-Wilson Holdings, Inc.	470,275

Road & Rail – 2.3%
20,581	Knight-Swift Transportation Holdings, Inc.	991,181
4,745	Landstar System, Inc.	516,256
19,977	Marten Transport Ltd.	432,502
6,670	Old Dominion Freight Line, Inc.	926,596

		2,866,535

Semiconductors & Semiconductor Equipment – 2.5%
61,761	Cypress Semiconductor Corp.	1,078,965
14,087	Entegris, Inc.	467,688
67,380	Marvell Technology Group Ltd.	1,582,756

		3,129,409

Software – 3.0%
11,980	CommVault Systems, Inc.*	623,559
61,871	Nuance Communications, Inc.*	993,648

Common Stocks – (continued)
Software – (continued)
31,412	SS&C Technologies Holdings, Inc.	1,555,522
12,353	Verint Systems, Inc.*	480,532

		3,653,261

Specialty Retail – 2.3%
8,315	Burlington Stores, Inc.*	1,019,752
7,886	Lithia Motors, Inc. Class A	819,276
19,857	The Michaels Cos., Inc.*	456,909
16,037	Urban Outfitters, Inc.*	565,946

		2,861,883

Technology Hardware, Storage & Peripherals* – 0.4%
13,001	NCR Corp.	429,033

Textiles, Apparel & Luxury Goods – 0.9%
14,516	Michael Kors Holdings Ltd.*	913,492
912	PVH Corp.	131,583

		1,045,075

Thrifts & Mortgage Finance – 1.1%
57,599	MGIC Investment Corp.*	794,290
14,601	Washington Federal, Inc.	506,655

		1,300,945

Trading Companies & Distributors* – 2.6%
21,706	Beacon Roofing Supply, Inc.	1,148,465
6,235	United Rentals, Inc.	1,091,686
32,157	Univar, Inc.	926,443

		3,166,594

Water Utilities – 0.6%
21,754	Aqua America, Inc.	743,769

TOTAL COMMON STOCKS
(Cost $114,187,114)		$122,535,004

Shares	Distribution rate	Value
Investment Company(b) – 0.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
51	1.262%	$51
(Cost $51)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $114,187,165)		$122,535,055

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Shares	Distribution rate	Value
Securities Lending Reinvestment Vehicle(b) – 0.2%
Goldman Sachs Financial Square Government Fund – Institutional Shares
214,520	1.262%	$214,520
(Cost $214,520)

TOTAL INVESTMENTS – 99.5%
(Cost $114,401,685)		$122,749,575

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		627,371

NET ASSETS – 100.0%		$123,376,946

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated fund.

Investment Abbreviations:
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Assets and Liabilities

February 28, 2018 (Unaudited)

Equity Income Fund
Assets:
Investments, at value (cost $342,944,443, $5,194,630, $575,261,314, $1,743,735,544, $5,117,601,170 and $114,187,114)	$379,939,981
Investments of affiliated issuers, at value (cost $0, $23,851, $1,339, $302, $0 and $51)	—
Investments in securities lending reinvestment vehicle — affiliated issuer, at value which equals cost(a)	—
Cash	565,634
Receivables:
Dividends	1,601,308
Fund shares sold	107,223
Foreign tax reclaims	41,050
Reimbursement from investment adviser	38,020
Securities lending income	531
Investments sold	—
Other assets	1,357
Total assets	382,295,104

Liabilities:
Due to custodian	—
Payables:
Fund shares redeemed	442,693
Management fees	201,495
Distribution and Service fees and Transfer Agency fees	126,477
Payable upon return of securities loaned	—
Investments purchased	—
Accrued expenses	29,102
Total liabilities	799,767

Net Assets:
Paid-in capital	408,813,914
Undistributed (distributions in excess of) net investment income	1,047,193
Accumulated net realized gain (loss)	(65,361,308)
Net unrealized gain	36,995,538
NET ASSETS	$381,495,337
Net Assets:
Class A	$321,963,772
Class C	18,222,315
Institutional	36,997,684
Service	90,428
Investor	2,759,906
Class R	1,449,298
Class R6	11,934
Total Net Assets	$381,495,337
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	8,740,660
Class C	519,514
Institutional	987,618
Service	2,447
Investor	75,036
Class R	39,558
Class R6	319
Net asset value, offering and redemption price per share:(b)
Class A	$36.84
Class C	35.08
Institutional	37.46
Service	36.95
Investor	36.78
Class R	36.64
Class R6	37.46

(a)	Includes loaned securities having a market value of $0, $147,708, $1,715,054, $1,750,312, $49,335,889 and $210,180 for the Equity Income, Focused Value, Large Cap Value, Mid Cap Value, Small Cap Value and Small/Mid Cap Value Funds, respectively.
(b)	Maximum public offering price per share for Class A Shares of the Equity Income, Focused Value, Large Cap Value, Mid Cap Value, Small Cap Value and Small/Mid Cap Value Funds is $38.98, $11.09, $16.24, $36.39, $57.72 and $13.58, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Focused Value Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund	Small/Mid Cap Value Fund

$5,370,232	$648,122,049	$1,888,109,877	$6,576,583,783	$122,535,004
23,851	1,339	302	—	51
151,200	1,755,600	1,808,400	50,698,539	214,520
83,366	4,978,074	—	35,893,070	594,845

9,826	1,429,904	2,017,535	2,875,251	107,792
—	194,037	864,628	5,873,682	76,131
320	58,868	—	—	—
18,038	28,875	—	105,001	16,478
21	275	266	49,938	310
—	—	109,576,987	30,001,618	973,118
9,039	2,665	348,847	8,911	36,175
5,665,893	656,571,686	2,002,726,842	6,702,089,793	124,554,424

—	—	6,837,371	—	—
—	2,424,223	90,043,766	9,774,654	7,387
2,918	388,396	1,180,408	4,613,419	76,537
248	80,578	377,278	554,408	5,729
151,200	1,755,600	1,808,400	50,698,539	214,520
25	1,339	302	29,495,730	814,570
41,275	89,990	268,213	1,070	58,735
195,666	4,740,126	100,515,738	95,137,820	1,177,478

5,256,869	552,083,359	1,684,586,675	4,977,269,394	112,107,547
9,428	2,248,241	(7,395,451)	(5,804,090)	(67,939)
28,328	24,639,225	80,645,547	176,504,056	2,989,448
175,602	72,860,735	144,374,333	1,458,982,613	8,347,890
$5,470,227	$651,831,560	$1,902,211,104	$6,606,951,973	$123,376,946

$120,453	$101,452,406	$690,134,155	$803,729,333	$1,673,494
28,363	37,612,185	89,970,339	37,779,914	1,429,820
5,234,349	498,507,100	909,158,950	4,397,555,124	53,099,154
—	2,519,978	75,572,630	127,085,214	—
29,103	6,172,919	57,247,371	167,860,288	4,974,471
28,729	5,302,352	30,621,304	121,814,076	190,511
29,230	264,620	49,506,355	951,128,024	62,009,496
$5,470,227	$651,831,560	$1,902,211,104	$6,606,951,973	$123,376,946

11,494	6,607,262	20,066,038	14,732,712	130,435
2,711	2,573,647	2,928,559	912,089	113,365
498,141	32,206,972	26,176,719	74,648,318	4,099,480
—	165,336	2,241,233	2,403,623	—
2,771	402,392	1,700,731	3,100,450	385,759
2,741	354,841	916,902	2,279,172	14,859
2,781	16,746	1,426,062	16,151,169	4,785,386

$10.48	$15.35	$34.39	$54.55	$12.83
10.46	14.61	30.72	41.42	12.61
10.51	15.48	34.73	58.91	12.95
—	15.24	33.72	52.87	—
10.50	15.34	33.66	54.14	12.90
10.48	14.94	33.40	53.45	12.82
10.51	15.80	34.72	58.89	12.96

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Operations

For the Six Months Ended February 28, 2018 (Unaudited)

Equity Income Fund
Investment income:
Dividends — unaffiliated issuers (net of foreign withholding taxes of $17,653, $0, $1,262, $3,567, $0 and $458)	$5,620,302
Dividends — affiliated issuers	8,614
Securities lending income — affiliated issuer	5,409
Total investment income	5,634,325

Expenses:
Management fees	1,361,519
Distribution and Service fees(a)	509,880
Transfer Agency fees(a)	325,445
Printing and mailing costs	81,595
Professional fees	52,064
Registration fees	34,699
Custody, accounting and administrative services	33,531
Trustee fees	8,988
Service Share fees — Service Plan	112
Service Share fees — Shareholder Administration Plan	112
Other	10,562
Total expenses	2,418,507
Less — expense reductions	(234,587)
Net expenses	2,183,920
NET INVESTMENT INCOME	3,450,405

Realized and unrealized gain (loss):
Net realized gain from:
Investments — unaffiliated issuers (including commission recapture of $7,803, $190, $66,372, $20,221, $145,658 and $938)	20,681,589
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	(1,735,778)
Net realized and unrealized gain	18,945,811
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,396,216

(a)	Class specific Distribution and Service and Transfer Agency fees were as follows:

	Distribution and Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Class R6	Service	Investor	Class R
Equity Income	$412,713	$93,350	$3,817	$297,154	$16,803	$7,520	$2	$18	$2,574	$1,374
Focused Value	94	195	72	67	35	1,029	4	—	26	26
Large Cap Value	156,694	197,384	15,341	112,820	35,529	118,454	21	552	5,987	5,523
Mid Cap Value	976,766	490,842	81,663	703,271	88,352	244,793	11,316	16,402	61,115	29,399
Small Cap Value	1,070,909	196,983	319,605	771,054	35,457	904,306	134,881	26,283	158,083	115,058
Small/Mid Cap Value	2,037	6,255	362	1,467	1,126	9,783	9,473	—	4,397	130

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Focused Value Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund	Small/Mid Cap Value Fund

$45,041	$7,544,218	$15,148,923	$48,162,440	$963,524
399	22,629	66,417	—	160
56	4,541	34,530	264,751	3,221
45,496	7,571,388	15,249,870	48,427,191	966,905

19,458	2,897,973	8,723,415	30,782,694	499,132
361	369,419	1,549,271	1,587,497	8,654
1,187	278,886	1,154,648	2,145,122	26,376
10,068	46,324	236,228	262,080	11,224
45,008	45,270	43,250	44,856	43,806
29,374	40,534	45,382	75,674	18,671
16,128	48,396	94,360	189,516	34,423
8,688	9,365	10,773	13,755	8,775
—	3,452	102,514	164,270	—
—	3,452	102,514	164,270	—
3,639	19,338	47,730	90,271	5,275
133,911	3,762,409	12,110,085	35,520,005	656,336
(113,881)	(259,179)	(11,064)	(997,830)	(139,015)
20,030	3,503,230	12,099,021	34,522,175	517,321
25,466	4,068,158	3,150,849	13,905,016	449,584

114,174	60,673,117	159,960,184	283,585,313	4,272,529

15,016	(30,329,963)	(53,948,456)	196,140,087	4,467,479
129,190	30,343,154	106,011,728	479,725,400	8,740,008
$154,656	$34,411,312	$109,162,577	$493,630,416	$9,189,592

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets

	Equity Income Fund
	For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017
From operations:
Net investment income	$3,450,405	$7,227,135
Net realized gain	20,681,589	33,457,057
Net change in unrealized gain (loss)	(1,735,778)	(1,659,812)
Net increase in net assets resulting from operations	22,396,216	39,024,380

Distributions to shareholders:
From net investment income
Class A Shares	(3,380,727)	(5,822,762)
Class C Shares	(127,214)	(214,913)
Institutional Shares	(458,853)	(728,388)
Service Shares	(860)	(3,815)
Investor Shares	(32,929)	(31,786)
Class R Shares	(13,344)	(21,663)
Class R6 Shares	(142)	(221)
From net realized gains
Class A Shares	—	—
Class C Shares	—	—
Institutional Shares	—	—
Service Shares	—	—
Investor Shares	—	—
Class R Shares	—	—
Class R6 Shares	—	—
Total distributions to shareholders	(4,014,069)	(6,823,548)

From share transactions:
Proceeds from sales of shares	6,760,205	31,513,018
Reinvestment of distributions	3,911,729	6,658,236
Cost of shares redeemed	(35,374,998)	(97,892,013)
Net increase (decrease) in net assets resulting from share transactions	(24,703,064)	(59,720,759)
TOTAL INCREASE (DECREASE)	(6,320,917)	(27,519,927)

Net assets:
Beginning of period	387,816,254	415,336,181
End of period	$381,495,337	$387,816,254
Undistributed (distributions in excess of) net investment income	$1,047,193	$1,610,857

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Focused Value Fund		Large Cap Value Fund
For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017

$25,466	$52,557	$4,068,158	$15,008,671
114,174	477,994	60,673,117	149,879,990
15,016	(66,919)	(30,329,963)	(58,122,597)
154,656	463,632	34,411,312	106,766,064

(434)	(365)	(1,470,475)	(3,168,556)
—	(80)	(333,839)	(479,583)
(56,946)	(45,341)	(9,700,368)	(15,369,112)
—	—	(34,465)	(46,424)
(283)	(317)	(122,223)	(60,284)
(142)	(198)	(83,145)	(99,802)
(329)	(359)	—	(2,620,640)

(4,242)	—	(15,147,253)	—
(2,157)	—	(5,533,308)	—
(382,634)	—	(71,842,704)	—
—	—	(385,647)	—
(2,185)	—	(899,581)	—
(2,171)	—	(847,712)	—
(2,190)	—	(23,298)	—
(453,713)	(46,660)	(106,424,018)	(21,844,401)

639,049	1,234,469	76,986,576	362,065,594
453,712	46,660	101,042,965	20,260,815
(308,335)	(43,078)	(308,393,441)	(893,886,974)
784,426	1,238,051	(130,363,900)	(511,560,565)
485,369	1,655,023	(202,376,606)	(426,638,902)

4,984,858	3,329,835	854,208,166	1,280,847,068
$5,470,227	$4,984,858	$651,831,560	$854,208,166
$9,428	$42,096	$2,248,241	$9,924,598

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets (continued)

	Mid Cap Value Fund
	For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017
From operations:
Net investment income	$3,150,849	$32,081,931
Net realized gain	159,960,184	906,847,744
Net change in unrealized gain (loss)	(53,948,456)	(481,033,601)
Net increase in net assets resulting from operations	109,162,577	457,896,074

Distributions to shareholders:
From net investment income
Class A Shares	(4,108,644)	(11,704,983)
Class C Shares	—	(608,413)
Institutional Shares	(11,909,051)	(43,679,489)
Service Shares	(372,088)	(1,007,350)
Investor Shares	(447,672)	(2,803,522)
Class R Shares	(108,506)	(350,898)
Class R6 Shares	(644,447)	(5,955,039)
From net realized gains
Class A Shares	(103,386,002)	—
Class C Shares	(14,362,231)	—
Institutional Shares	(161,347,751)	—
Service Shares	(10,937,116)	—
Investor Shares	(9,030,987)	—
Class R Shares	(4,411,312)	—
Class R6 Shares	(9,696,296)	—
Total distributions to shareholders	(330,762,103)	(66,109,694)

From share transactions:
Proceeds from sales of shares	177,367,484	749,627,451
Reinvestment of distributions	302,049,331	60,932,584
Cost of shares redeemed	(1,007,682,704)	(4,514,654,937)
Net increase (decrease) in net assets resulting from share transactions	(528,265,889)	(3,704,094,902)
TOTAL INCREASE (DECREASE)	(749,865,415)	(3,312,308,522)

Net assets:
Beginning of period	2,652,076,519	5,964,385,041
End of period	$1,902,211,104	$2,652,076,519
Undistributed net investment income (loss)	$(7,395,451)	$7,044,108

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Small Cap Value Fund		Small/Mid Cap Value Fund
For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017

$13,905,016	$39,018,683	$449,584	$709,025
283,585,313	753,390,574	4,272,529	4,700,498
196,140,087	(78,347,827)	4,467,479	(19,800)
493,630,416	714,061,430	9,189,592	5,389,723

(1,178,855)	(3,930,212)	(10,160)	(8,340)
—	—	—	(1,887)
(23,542,391)	(33,806,922)	(468,442)	(435,647)
(39,508)	(405,224)	—	—
(742,735)	(1,144,758)	(45,272)	(17,996)
—	(268,369)	(512)	(338)
(4,966,579)	(3,388,115)	(607,300)	(99)

(89,117,592)	(29,858,961)	(58,489)	—
(5,250,602)	(1,859,091)	(43,477)	—
(437,614,491)	(135,269,543)	(1,745,449)	—
(13,731,493)	(3,933,444)	—	—
(18,435,848)	(5,441,781)	(189,369)	—
(13,586,906)	(4,176,976)	(5,075)	—
(87,520,926)	(12,010,906)	(2,224,991)	—
(695,727,926)	(235,494,302)	(5,398,536)	(464,307)

701,032,888	2,157,143,285	13,972,931	87,159,431
667,790,847	225,307,017	5,387,653	462,700
(1,040,730,724)	(2,554,716,042)	(9,115,183)	(27,116,773)
328,093,011	(172,265,740)	10,245,401	60,505,358
125,995,501	306,301,388	14,036,457	65,430,774

6,480,956,472	6,174,655,084	109,340,489	43,909,715
$6,606,951,973	$6,480,956,472	$123,376,946	$109,340,489
$(5,804,090)	$10,760,962	$(67,939)	$614,163

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From Investment Operations
Year - Share Class	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$35.17	$0.32	$1.72	$2.04	$(0.37)
2018 - C	33.50	0.18	1.64	1.82	(0.24)
2018 - Institutional	35.77	0.40	1.74	2.14	(0.45)
2018 - Service	35.28	0.31	1.71	2.02	(0.35)
2018 - Investor	35.12	0.37	1.71	2.08	(0.42)
2018 - R	34.98	0.27	1.71	1.98	(0.32)
2018 - R6	35.76	0.41	1.74	2.15	(0.45)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - A	32.53	0.61	2.60	3.21	(0.57)
2017 - C	31.01	0.33	2.48	2.81	(0.32)
2017 - Institutional	33.07	0.77	2.64	3.41	(0.71)
2017 - Service	32.53	0.57	2.61	3.18	(0.43)
2017 - Investor	32.49	0.75	2.55	3.30	(0.67)
2017 - R	32.35	0.53	2.59	3.12	(0.49)
2017 - R6	33.06	0.77	2.64	3.41	(0.71)
2016 - A	30.47	0.68	2.02	2.70	(0.64)
2016 - C	29.08	0.43	1.93	2.36	(0.43)
2016 - Institutional	30.96	0.82	2.06	2.88	(0.77)
2016 - Service	30.46	0.65	2.02	2.67	(0.60)
2016 - Investor	30.41	0.76	2.02	2.78	(0.70)
2016 - R	30.32	0.60	2.00	2.60	(0.57)
2016 - R6	30.97	0.82	2.04	2.86	(0.77)
2015 - A	32.21	0.55	(1.80)	(1.25)	(0.49)
2015 - C	30.77	0.29	(1.72)	(1.43)	(0.26)
2015 - Institutional	32.72	0.69	(1.83)	(1.14)	(0.62)
2015 - Service	32.20	0.51	(1.79)	(1.28)	(0.46)
2015 - Investor	32.15	0.62	(1.79)	(1.17)	(0.57)
2015 - R	32.05	0.46	(1.78)	(1.32)	(0.41)
2015 - R6 (Commenced July 31, 2015)	33.24	0.08	(2.35)	(2.27)	—
2014 - A	26.70	0.42	5.48	5.90	(0.39)
2014 - C	25.54	0.19	5.23	5.42	(0.19)
2014 - Institutional	27.12	0.55	5.56	6.11	(0.51)
2014 - Service	26.69	0.39	5.48	5.87	(0.36)
2014 - Investor	26.65	0.51	5.46	5.97	(0.47)
2014 - R	26.60	0.35	5.45	5.80	(0.35)
2013 - A	21.68	0.29	5.02	5.31	(0.29)
2013 - C	20.78	0.11	4.80	4.91	(0.15)
2013 - Institutional	22.01	0.40	5.09	5.49	(0.38)
2013 - Service	21.66	0.27	5.02	5.29	(0.26)
2013 - Investor	21.64	0.38	4.97	5.35	(0.34)
2013 - R	21.60	0.23	5.00	5.23	(0.23)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(d)	Annualized.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(c)

$36.84	5.82%	$321,964	1.12	%(d)	1.24	%(d)	1.76	%(d)	54%
35.08	5.43	18,222	1.87	(d)	1.99	(d)	1.01	(d)	54
37.46	5.99	36,998	0.73	(d)	0.85	(d)	2.15	(d)	54
36.95	5.74	90	1.23	(d)	1.35	(d)	1.66	(d)	54
36.78	5.94	2,760	0.87	(d)	0.99	(d)	2.03	(d)	54
36.64	5.67	1,449	1.37	(d)	1.49	(d)	1.50	(d)	54
37.46	6.02	12	0.71	(d)	0.83	(d)	2.18	(d)	54

35.17	9.93	327,650	1.13		1.24		1.77		43
33.50	9.10	18,460	1.88		1.99		1.02		43
35.77	10.38	37,415	0.73		0.84		2.19		43
35.28	9.84	86	1.23		1.33		1.66		43
35.12	10.21	2,623	0.88		1.00		2.17		43
34.98	9.68	1,571	1.38		1.49		1.54		43
35.76	10.39	11	0.73		0.84		2.20		43
32.53	9.01	359,003	1.13		1.26		2.22		61
31.01	8.21	22,371	1.88		2.01		1.47		61
33.07	9.46	31,409	0.73		0.86		2.61		61
32.53	8.88	324	1.23		1.36		2.11		61
32.49	9.27	743	0.88		1.01		2.47		61
32.35	8.71	1,477	1.38		1.51		1.96		61
33.06	9.40	10	0.73		0.86		2.62		61
30.47	(3.98)	369,115	1.14		1.22		1.68		47
29.08	(4.70)	23,534	1.89		1.97		0.93		47
30.96	(3.59)	29,243	0.74		0.82		2.09		47
30.46	(4.06)	397	1.24		1.32		1.58		47
30.41	(3.74)	614	0.89		0.97		1.90		47
30.32	(4.19)	1,167	1.39		1.47		1.44		47
30.97	(6.83)	9	0.69	(d)	0.84	(d)	2.79	(d)	47
32.21	22.27	414,276	1.18		1.24		1.42		40
30.77	21.32	26,742	1.93		1.99		0.67		40
32.72	22.73	29,476	0.78		0.84		1.82		40
32.20	22.12	368	1.28		1.34		1.33		40
32.15	22.58	3,937	0.93		0.98		1.71		40
32.05	21.94	1,462	1.43		1.49		1.16		40
26.70	24.68	379,500	1.19		1.24		1.21		83
25.54	23.77	24,154	1.94		1.99		0.46		83
27.12	25.20	19,279	0.79		0.84		1.60		83
26.69	24.62	356	1.29		1.34		1.09		83
26.65	24.98	2,158	0.94		1.01		1.54		83
26.60	24.41	609	1.44		1.49		0.94		83

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From Investment Operations				Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$11.10	$0.03		$0.29	$0.32	$(0.08)	$(0.86)	$(0.94)
2018 - C	11.05	(0.01)		0.28	0.27	—	(0.86)	(0.86)
2018 - Institutional	11.14	0.05		0.30	0.35	(0.12)	(0.86)	(0.98)
2018 - Investor	11.13	0.05		0.28	0.33	(0.10)	(0.86)	(0.96)
2018 - R	11.09	0.02		0.28	0.30	(0.05)	(0.86)	(0.91)
2018 - R6	11.15	0.05		0.29	0.34	(0.12)	(0.86)	(0.98)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - A	9.89	0.10		1.22	1.32	(0.11)	—	(0.11)
2017 - C	9.84	0.03		1.21	1.24	(0.03)	—	(0.03)
2017 - Institutional	9.92	0.15		1.21	1.36	(0.14)	—	(0.14)
2017 - Investor	9.91	0.13		1.22	1.35	(0.13)	—	(0.13)
2017 - R	9.88	0.07		1.22	1.29	(0.08)	—	(0.08)
2017 - R6	9.92	0.15		1.22	1.37	(0.14)	—	(0.14)
2016 - A	9.28	0.12		0.52	0.64	(0.03)	—	(0.03)
2016 - C	9.28	0.05		0.51	0.56	— (e)	—	— (e)
2016 - Institutional	9.29	0.16		0.52	0.68	(0.05)	—	(0.05)
2016 - Investor	9.29	0.15		0.51	0.66	(0.04)	—	(0.04)
2016 - R	9.28	0.10		0.52	0.62	(0.02)	—	(0.02)
2016 - R6	9.29	0.16		0.52	0.68	(0.05)	—	(0.05)

FOR THE PERIOD ENDED AUGUST 31,
2015 - A (Commenced July 31, 2015)	10.00	0.01		(0.73)	(0.72)	—	—	—
2015 - C (Commenced July 31, 2015)	10.00	—	(e)	(0.72)	(0.72)	—	—	—
2015 - Institutional (Commenced July 31, 2015)	10.00	0.01		(0.72)	(0.71)	—	—	—
2015 - Investor (Commenced July 31, 2015)	10.00	0.01		(0.72)	(0.71)	—	—	—
2015 - R (Commenced July 31, 2015)	10.00	0.01		(0.73)	(0.72)	—	—	—
2015 - R6 (Commenced July 31, 2015)	10.00	0.01		(0.72)	(0.71)	—	—	—

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(d)	Annualized.
(e)	Amount is less than $0.005 per share.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(c)

$10.48	2.75%	$120	1.12	%(d)	5.35	%(d)	0.62	%(d)	128%
10.46	2.30	28	1.87	(d)	6.14	(d)	(0.14	)(d)	128
10.51	2.98	5,234	0.73	(d)	4.99	(d)	0.97	(d)	128
10.50	2.84	29	0.87	(d)	5.13	(d)	0.83	(d)	128
10.48	2.57	29	1.36	(d)	5.63	(d)	0.34	(d)	128
10.51	2.89	29	0.72	(d)	5.00	(d)	0.98	(d)	128

11.10	13.42	50	1.13		7.96		0.95		126
11.05	12.64	48	1.88		8.66		0.25		126
11.14	13.79	4,802	0.73		7.40		1.39		126
11.13	13.65	28	0.88		7.61		1.20		126
11.09	13.08	28	1.38		8.12		0.70		126
11.15	13.91	28	0.71		7.46		1.37		126
9.89	6.93	25	1.13		14.54		1.33		161
9.84	6.06	25	1.88		15.30		0.58		161
9.92	7.33	3,206	0.73		13.52		1.73		161
9.91	7.26	25	0.88		14.28		1.58		161
9.88	6.60	25	1.38		14.79		1.08		161
9.92	7.34	25	0.71		14.11		1.75		161

9.28	(7.20)	23	1.13	(d)	25.55	(d)	0.97	(d)	2
9.28	(7.20)	23	1.89	(d)	26.30	(d)	0.21	(d)	2
9.29	(7.10)	1,741	0.74	(d)	25.15	(d)	1.37	(d)	2
9.29	(7.20)	23	0.89	(d)	25.30	(d)	1.21	(d)	2
9.28	(7.10)	23	1.39	(d)	25.80	(d)	0.71	(d)	2
9.29	(7.10)	23	0.72	(d)	25.14	(d)	1.39	(d)	2

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From Investment Operations				Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$17.25	$0.07		$0.60	$0.67	$(0.21)	$(2.36)	$(2.57)
2018 - C	16.51	0.01		0.58	0.59	(0.13)	(2.36)	(2.49)
2018 - Institutional	17.42	0.10		0.61	0.71	(0.29)	(2.36)	(2.65)
2018 - Service	17.14	0.05		0.61	0.66	(0.20)	(2.36)	(2.56)
2018 - Investor	17.28	0.09		0.61	0.70	(0.28)	(2.36)	(2.64)
2018 - R	16.86	0.05		0.59	0.64	(0.20)	(2.36)	(2.56)
2018 - R6	17.45	0.10		0.61	0.71	—	(2.36)	(2.36)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - A	16.08	0.19		1.26	1.45	(0.28)	—	(0.28)
2017 - C	15.43	0.07		1.19	1.26	(0.18)	—	(0.18)
2017 - Institutional	16.25	0.25		1.27	1.52	(0.35)	—	(0.35)
2017 - Service	15.99	0.17		1.23	1.40	(0.25)	—	(0.25)
2017 - Investor	16.11	0.25		1.23	1.48	(0.31)	—	(0.31)
2017 - R	15.73	0.15		1.22	1.37	(0.24)	—	(0.24)
2017 - R6	16.25	0.21		1.34	1.55	(0.35)	—	(0.35)
2016 - A	16.45	0.24		0.95	1.19	(0.12)	(1.44)	(1.56)
2016 - C	15.83	0.12		0.93	1.05	(0.01)	(1.44)	(1.45)
2016 - Institutional	16.61	0.30		0.97	1.27	(0.19)	(1.44)	(1.63)
2016 - Service	16.36	0.22		0.96	1.18	(0.11)	(1.44)	(1.55)
2016 - Investor	16.47	0.27		0.97	1.24	(0.16)	(1.44)	(1.60)
2016 - R	16.12	0.20		0.94	1.14	(0.09)	(1.44)	(1.53)
2016 - R6	16.61	0.31		0.96	1.27	(0.19)	(1.44)	(1.63)
2015 - A	18.50	0.16		(1.11)	(0.95)	(0.14)	(0.96)	(1.10)
2015 - C	17.86	0.03		(1.08)	(1.05)	(0.02)	(0.96)	(0.98)
2015 - Institutional	18.67	0.24		(1.12)	(0.88)	(0.22)	(0.96)	(1.18)
2015 - Service	18.42	0.15		(1.11)	(0.96)	(0.14)	(0.96)	(1.10)
2015 - Investor	18.34	0.21		(1.12)	(0.91)	—	(0.96)	(0.96)
2015 - R	18.17	0.12		(1.09)	(0.97)	(0.12)	(0.96)	(1.08)
2015 - R6 (Commenced July 31, 2015)	17.88	0.03		(1.30)	(1.27)	—	—	—
2014 - A	15.06	0.13		3.41	3.54	(0.10)	—	(0.10)
2014 - C	14.56	—	(e)	3.31	3.31	(0.01)	—	(0.01)
2014 - Institutional	15.20	0.19		3.45	3.64	(0.17)	—	(0.17)
2014 - Service	14.99	0.11		3.40	3.51	(0.08)	—	(0.08)
2014 - Investor	14.94	0.17		3.38	3.55	(0.15)	—	(0.15)
2014 - R	14.80	0.08		3.36	3.44	(0.07)	—	(0.07)
2013 - A	12.13	0.12		2.95	3.07	(0.14)	—	(0.14)
2013 - C	11.74	0.01		2.86	2.87	(0.05)	—	(0.05)
2013 - Institutional	12.26	0.17		2.97	3.14	(0.20)	—	(0.20)
2013 - Service	12.06	0.10		2.94	3.04	(0.11)	—	(0.11)
2013 - Investor	12.05	0.15		2.92	3.07	(0.18)	—	(0.18)
2013 - R	11.93	0.08		2.90	2.98	(0.11)	—	(0.11)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(d)	Annualized.
(e)	Amount is less than $0.005 per share.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(c)

$15.35	3.81%	$101,452	1.11	%(d)	1.23	%(d)	0.81	%(d)	102%
14.61	3.44	37,612	1.86	(d)	1.98	(d)	0.09	(d)	102
15.48	4.01	498,507	0.79	(d)	0.84	(d)	1.17	(d)	102
15.24	3.78	2,520	1.29	(d)	1.34	(d)	0.65	(d)	102
15.34	3.99	6,173	0.86	(d)	0.98	(d)	1.09	(d)	102
14.94	3.71	5,302	1.36	(d)	1.48	(d)	0.58	(d)	102
15.80	4.01	265	0.78	(d)	0.84	(d)	1.21	(d)	102

17.25	9.04	153,608	1.14		1.22		1.14		124
16.51	8.18	39,403	1.89		1.97		0.41		124
17.42	9.41	645,552	0.78		0.82		1.46		124
17.14	8.80	2,914	1.28		1.32		1.01		124
17.28	9.26	6,516	0.88		0.97		1.47		124
16.86	8.73	6,204	1.39		1.47		0.90		124
17.45	9.63	11	0.76		0.79		1.27		124
16.08	7.73	197,754	1.18		1.22		1.54		116
15.43	7.01	41,587	1.93		1.97		0.79		116
16.25	8.17	905,400	0.78		0.82		1.93		116
15.99	7.67	3,549	1.28		1.32		1.45		116
16.11	8.05	3,654	0.93		0.97		1.77		116
15.73	7.51	7,130	1.43		1.47		1.30		116
16.25	8.21	121,773	0.76		0.80		2.05		116
16.45	(5.51)	234,810	1.17		1.20		0.92		79
15.83	(6.28)	42,221	1.92		1.95		0.16		79
16.61	(5.13)	1,037,653	0.77		0.80		1.31		79
16.36	(5.63)	4,294	1.27		1.30		0.84		79
16.47	(5.29)	6,878	0.92		0.95		1.17		79
16.12	(5.77)	7,710	1.42		1.45		0.66		79
16.61	(7.10)	9	0.77	(d)	0.81	(d)	2.01	(d)	79
18.50	23.62	260,256	1.19		1.20		0.74		67
17.86	22.73	45,535	1.94		1.95		(0.01)		67
18.67	24.15	1,206,895	0.79		0.80		1.14		67
18.42	23.53	3,185	1.29		1.30		0.64		67
18.34	23.93	6,618	0.95		0.95		1.05		67
18.17	23.33	7,705	1.44		1.45		0.49		67
15.06	25.56	229,781	1.20		1.20		0.89		98
14.56	24.56	37,763	1.95		1.95		0.08		98
15.20	25.95	1,048,489	0.80		0.80		1.22		98
14.99	25.39	2,985	1.30		1.30		0.74		98
14.94	25.82	141,673	0.95		0.95		1.07		98
14.80	25.22	6,702	1.45		1.45		0.58		98

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From Investment Operations			Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$38.27	$0.01	$1.55	$1.56	$(0.19)	$(5.25)	$(5.44)
2018 - C	34.68	(0.11)	1.40	1.29	—	(5.25)	(5.25)
2018 - Institutional	38.68	0.09	1.56	1.65	(0.35)	(5.25)	(5.60)
2018 - Service	37.61	(0.01)	1.53	1.52	(0.16)	(5.25)	(5.41)
2018 - Investor	37.57	0.06	1.51	1.57	(0.23)	(5.25)	(5.48)
2018 - R	37.28	(0.03)	1.51	1.48	(0.11)	(5.25)	(5.36)
2018 - R6	38.66	0.09	1.57	1.66	(0.35)	(5.25)	(5.60)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - A	35.25	0.19	3.20	3.39	(0.37)	—	(0.37)
2017 - C	32.00	(0.09)	2.92	2.83	(0.15)	—	(0.15)
2017 - Institutional	35.64	0.34	3.25	3.59	(0.55)	—	(0.55)
2017 - Service	34.63	0.15	3.15	3.30	(0.32)	—	(0.32)
2017 - Investor	34.63	0.27	3.17	3.44	(0.50)	—	(0.50)
2017 - R	34.38	0.09	3.13	3.22	(0.32)	—	(0.32)
2017 - R6	35.64	0.36	3.22	3.58	(0.56)	—	(0.56)
2016 - A	38.81	0.32	0.56	0.88	(0.10)	(4.34)	(4.44)
2016 - C	35.80	0.05	0.49	0.54	—	(4.34)	(4.34)
2016 - Institutional	39.22	0.46	0.56	1.02	(0.26)	(4.34)	(4.60)
2016 - Service	38.21	0.28	0.54	0.82	(0.06)	(4.34)	(4.40)
2016 - Investor	38.23	0.39	0.55	0.94	(0.20)	(4.34)	(4.54)
2016 - R	38.00	0.22	0.55	0.77	(0.05)	(4.34)	(4.39)
2016 - R6	39.23	0.47	0.56	1.03	(0.28)	(4.34)	(4.62)
2015 - A	49.03	0.13	(1.75)	(1.62)	(0.13)	(8.47)	(8.60)
2015 - C	46.05	(0.19)	(1.59)	(1.78)	—(e )	(8.47)	(8.47)
2015 - Institutional	49.55	0.29	(1.75)	(1.46)	(0.40)	(8.47)	(8.87)
2015 - Service	48.40	0.08	(1.71)	(1.63)	(0.09)	(8.47)	(8.56)
2015 - Investor	48.52	0.22	(1.70)	(1.48)	(0.34)	(8.47)	(8.81)
2015 - R	48.28	— (e)	(1.69)	(1.69)	(0.12)	(8.47)	(8.59)
2015 - R6 (Commenced July 31, 2015)	41.24	(0.02)	(1.99)	(2.01)	—	—	—
2014 - A	46.08	0.18	10.10	10.28	(0.22)	(7.11)	(7.33)
2014 - C	43.79	(0.17)	9.54	9.37	—	(7.11)	(7.11)
2014 - Institutional	46.52	0.36	10.19	10.55	(0.41)	(7.11)	(7.52)
2014 - Service	45.59	0.13	9.97	10.10	(0.18)	(7.11)	(7.29)
2014 - Investor	45.70	0.30	9.98	10.28	(0.35)	(7.11)	(7.46)
2014 - R	45.54	0.05	9.97	10.02	(0.17)	(7.11)	(7.28)
2013 - A	37.43	0.24	8.75	8.99	(0.34)	—	(0.34)
2013 - C	35.57	(0.07)	8.34	8.27	(0.05)	—	(0.05)
2013 - Institutional	37.77	0.41	8.83	9.24	(0.49)	—	(0.49)
2013 - Service	37.02	0.19	8.67	8.86	(0.29)	—	(0.29)
2013 - Investor	37.12	0.34	8.68	9.02	(0.44)	—	(0.44)
2013 - R	37.04	0.12	8.67	8.79	(0.29)	—	(0.29)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(d)	Annualized.
(e)	Amount is less than $0.005 per share.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(c)

$34.39	3.94%	$690,134	1.21	%(d)	1.21	%(d)	0.08	%(d)	81%
30.72	3.56	89,970	1.96	(d)	1.96	(d)	(0.67	)(d)	81
34.73	4.14	909,159	0.82	(d)	0.82	(d)	0.48	(d)	81
33.72	3.90	75,573	1.32	(d)	1.32	(d)	(0.03	)(d)	81
33.66	4.09	57,247	0.96	(d)	0.96	(d)	0.33	(d)	81
33.40	3.84	30,621	1.46	(d)	1.46	(d)	(0.17	)(d)	81
34.72	4.15	49,506	0.81	(d)	0.81	(d)	0.49	(d)	81

38.27	9.66	851,681	1.17		1.17		0.51		124
34.68	8.86	102,928	1.92		1.92		(0.25)		124
38.68	10.12	1,424,886	0.77		0.77		0.91		124
37.61	9.56	87,438	1.27		1.28		0.40		124
37.57	9.94	77,446	0.92		0.92		0.73		124
37.28	9.40	34,193	1.42		1.43		0.25		124
38.66	10.13	73,505	0.75		0.75		0.97		124
35.25	3.00	1,363,093	1.15		1.15		0.92		111
32.00	2.20	141,081	1.90		1.90		0.16		111
35.64	3.39	3,687,681	0.75		0.75		1.31		111
34.63	2.87	139,677	1.25		1.25		0.84		111
34.63	3.24	220,429	0.90		0.90		1.16		111
34.38	2.72	40,111	1.40		1.40		0.66		111
35.64	3.41	372,313	0.73		0.73		1.39		111
38.81	(4.21)	1,876,387	1.14		1.14		0.31		95
35.80	(4.91)	180,780	1.89		1.89		(0.47)		95
39.22	(3.82)	5,868,055	0.74		0.74		0.68		95
38.21	(4.30)	222,149	1.24		1.24		0.19		95
38.23	(3.96)	304,390	0.89		0.89		0.52		95
38.00	(4.45)	42,277	1.39		1.39		0.01		95
39.23	(4.87)	10	0.73	(d)	0.73	(d)	(0.62	)(d)	95
49.03	24.77	3,153,971	1.14		1.14		0.38		87
46.05	23.81	202,083	1.89		1.89		(0.38)		87
49.55	25.25	6,347,006	0.74		0.74		0.77		87
48.40	24.63	368,720	1.24		1.24		0.28		87
48.52	25.07	295,017	0.89		0.89		0.66		87
48.28	24.44	35,896	1.39		1.39		0.12		87
46.08	24.20	3,297,185	1.14		1.14		0.58		103
43.79	23.29	174,875	1.89		1.89		(0.18)		103
46.52	24.74	5,328,684	0.74		0.74		0.96		103
45.59	24.11	334,583	1.24		1.24		0.47		103
45.70	24.54	97,243	0.89		0.89		0.80		103
45.54	23.91	24,201	1.39		1.39		0.28		103

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From Investment Operations				Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$56.63	$0.03		$4.28	$4.31	$(0.08)	$(6.31)	$(6.39)
2018 - C	44.50	(0.14)		3.37	3.23	—	(6.31)	(6.31)
2018 - Institutional	60.78	0.15		4.60	4.75	(0.31)	(6.31)	(6.62)
2018 - Service	55.04	—		4.16	4.16	(0.02)	(6.31)	(6.33)
2018 - Investor	56.32	0.10		4.26	4.36	(0.23)	(6.31)	(6.54)
2018 - R	55.60	(0.04)		4.20	4.16	—	(6.31)	(6.31)
2018 - R6	60.77	0.15		4.60	4.75	(0.32)	(6.31)	(6.63)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - A	52.52	0.16		5.92	6.08	(0.22)	(1.75)	(1.97)
2017 - C	41.75	(0.20)		4.70	4.50	—	(1.75)	(1.75)
2017 - Institutional	56.20	0.41		6.34	6.75	(0.42)	(1.75)	(2.17)
2017 - Service	51.10	0.09		5.77	5.86	(0.17)	(1.75)	(1.92)
2017 - Investor	52.23	0.29		5.90	6.19	(0.35)	(1.75)	(2.10)
2017 - R	51.62	0.02		5.82	5.84	(0.11)	(1.75)	(1.86)
2017 - R6	56.19	0.38		6.39	6.77	(0.44)	(1.75)	(2.19)
2016 - A	49.78	0.20		5.11	5.31	(0.16)	(2.41)	(2.57)
2016 - C	40.23	(0.13)		4.06	3.93	— (e)	(2.41)	(2.41)
2016 - Institutional	53.10	0.42		5.45	5.87	(0.36)	(2.41)	(2.77)
2016 - Service	48.50	0.15		4.96	5.11	(0.10)	(2.41)	(2.51)
2016 - Investor	49.55	0.32		5.07	5.39	(0.30)	(2.41)	(2.71)
2016 - R	48.95	0.08		5.03	5.11	(0.03)	(2.41)	(2.44)
2016 - R6	53.10	0.37		5.51	5.88	(0.38)	(2.41)	(2.79)
2015 - A	55.40	0.16	(f)	(1.32)	(1.16)	(0.10)	(4.36)	(4.46)
2015 - C	45.84	(0.19	)(f)	(1.06)	(1.25)	—	(4.36)	(4.36)
2015 - Institutional	58.80	0.39	(f)	(1.40)	(1.01)	(0.33)	(4.36)	(4.69)
2015 - Service	54.08	0.11	(f)	(1.29)	(1.18)	(0.04)	(4.36)	(4.40)
2015 - Investor	55.18	0.28	(f)	(1.30)	(1.02)	(0.25)	(4.36)	(4.61)
2015 - R	54.58	0.03	(f)	(1.30)	(1.27)	—	(4.36)	(4.36)
2015 - R6 (Commenced July 31, 2015)	56.15	(0.03	)(f)	(3.02)	(3.05)	—	—	—
2014 - A	50.43	0.12		9.94	10.06	(0.18)	(4.91)	(5.09)
2014 - C	42.64	(0.25)		8.36	8.11	—	(4.91)	(4.91)
2014 - Institutional	53.22	0.33		10.53	10.86	(0.37)	(4.91)	(5.28)
2014 - Service	49.36	0.05		9.74	9.79	(0.16)	(4.91)	(5.07)
2014 - Investor	50.25	0.23		9.93	10.16	(0.32)	(4.91)	(5.23)
2014 - R	49.80	(0.03)		9.82	9.79	(0.10)	(4.91)	(5.01)
2013 - A	43.11	0.35	(g)	9.73	10.08	(0.48)	(2.28)	(2.76)
2013 - C	36.89	0.01	(g)	8.25	8.26	(0.23)	(2.28)	(2.51)
2013 - Institutional	45.36	0.55	(g)	10.26	10.81	(0.67)	(2.28)	(2.95)
2013 - Service	42.30	0.30	(g)	9.52	9.82	(0.48)	(2.28)	(2.76)
2013 - Investor	43.00	0.41	(g)	9.74	10.15	(0.62)	(2.28)	(2.90)
2013 - R	42.65	0.19	(g)	9.65	9.84	(0.41)	(2.28)	(2.69)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(d)	Annualized.
(e)	Amount is less than $0.005 per share.
(f)	Reflects income recognized from special dividends which amounted to $0.10 per share and 0.18% of average net assets.
(g)	Reflects income recognized from special dividends which amounted to $0.26 per share and 0.55% of average net assets.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(c)

$54.55	7.45%	$803,729	1.33	%(d)	1.36	%(d)	0.11	%(d)	26%
41.42	7.05	37,780	2.08	(d)	2.11	(d)	(0.65	)(d)	26
58.91	7.67	4,397,555	0.94	(d)	0.97	(d)	0.49	(d)	26
52.87	7.40	127,085	1.44	(d)	1.47	(d)	(0.02	)(d)	26
54.14	7.59	167,860	1.08	(d)	1.11	(d)	0.36	(d)	26
53.45	7.33	121,814	1.58	(d)	1.61	(d)	(0.14	)(d)	26
58.89	7.67	951,128	0.93	(d)	0.96	(d)	0.49	(d)	26

56.63	11.56	851,497	1.34		1.38		0.29		68
44.50	10.72	37,357	2.09		2.13		(0.45)		68
60.78	12.00	4,393,986	0.94		0.98		0.69		68
55.04	11.44	145,996	1.44		1.48		0.17		68
56.32	11.84	168,986	1.09		1.13		0.53		68
55.60	11.28	124,039	1.59		1.63		0.04		68
60.77	12.03	759,095	0.92		0.96		0.63		68
52.52	11.22	928,091	1.35		1.39		0.42		46
41.75	10.40	47,925	2.10		2.14		(0.33)		46
56.20	11.66	4,476,848	0.95		0.99		0.82		46
51.10	11.11	119,315	1.45		1.49		0.32		46
52.23	11.50	162,661	1.10		1.14		0.67		46
51.62	10.96	122,526	1.60		1.64		0.18		46
56.19	11.68	317,289	0.93		0.98		0.71		46
49.78	(2.31)	950,196	1.34		1.39		0.30	(f)	49
40.23	(3.04)	59,341	2.09		2.14		(0.45	)(f)	49
53.10	(1.92)	4,503,821	0.94		0.99		0.70	(f)	49
48.50	(2.41)	134,195	1.44		1.49		0.21	(f)	49
49.55	(2.07)	128,838	1.09		1.14		0.54	(f)	49
48.95	(2.56)	136,644	1.59		1.64		0.05	(f)	49
53.10	(5.43)	26,847	0.93	(d)	1.00	(d)	(0.62	)(d)(f)	49
55.40	20.72	1,080,393	1.35		1.40		0.22		46
45.84	19.85	69,319	2.10		2.15		(0.55)		46
58.80	21.22	4,694,737	0.95		1.00		0.58		46
54.08	20.62	176,500	1.45		1.50		0.10		46
55.18	21.05	121,895	1.10		1.15		0.43		46
54.58	20.44	139,858	1.60		1.65		(0.06)		46
50.43	24.86	1,141,424	1.38		1.42		0.75	(g)	57
42.64	23.89	64,751	2.13		2.17		0.03	(g)	57
53.22	25.34	2,891,932	0.98		1.02		1.12	(g)	57
49.36	24.70	162,696	1.48		1.52		0.65	(g)	57
50.25	25.16	73,723	1.13		1.17		0.86	(g)	57
49.80	24.51	101,060	1.63		1.67		0.40	(g)	57

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From Investment Operations				Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$12.37	$0.02	(d)	$0.99	$1.01	$(0.08)	$(0.47)	$(0.55)
2018 - C	12.14	(0.03	)(d)	0.97	0.94	—	(0.47)	(0.47)
2018 - Institutional	12.50	0.05	(d)	0.99	1.04	(0.12)	(0.47)	(0.59)
2018 - Investor	12.44	0.04	(d)	1.00	1.04	(0.11)	(0.47)	(0.58)
2018 - R	12.35	0.01	(d)	0.98	0.99	(0.05)	(0.47)	(0.52)
2018 - R6	12.51	0.05	(d)	0.99	1.04	(0.12)	(0.47)	(0.59)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - A	11.18	0.07		1.19	1.26	(0.07)	—	(0.07)
2017 - C	11.01	(0.02)		1.17	1.15	(0.02)	—	(0.02)
2017 - Institutional	11.29	0.12		1.20	1.32	(0.11)	—	(0.11)
2017 - Investor	11.23	0.10		1.19	1.29	(0.08)	—	(0.08)
2017 - R	11.15	0.04		1.19	1.23	(0.03)	—	(0.03)
2017 - R6	11.29	0.12		1.21	1.33	(0.11)	—	(0.11)
2016 - A	10.46	0.08	(f)	0.70	0.78	(0.01)	(0.05)	(0.06)
2016 - C	10.37	—	(f)(g)	0.69	0.69	—	(0.05)	(0.05)
2016 - Institutional	10.53	0.12	(f)	0.71	0.83	(0.02)	(0.05)	(0.07)
2016 - Investor	10.49	0.11	(f)	0.71	0.82	(0.03)	(0.05)	(0.08)
2016 - R	10.45	0.05	(f)	0.70	0.75	—	(0.05)	(0.05)
2016 - R6	10.53	0.12	(f)	0.72	0.84	(0.03)	(0.05)	(0.08)
2015 - A	11.01	0.02		(0.38)	(0.36)	(0.03)	(0.16)	(0.19)
2015 - C	10.97	(0.07)		(0.37)	(0.44)	—	(0.16)	(0.16)
2015 - Institutional	11.04	0.06		(0.36)	(0.30)	(0.05)	(0.16)	(0.21)
2015 - Investor	11.03	0.05		(0.39)	(0.34)	(0.04)	(0.16)	(0.20)
2015 - R	11.00	(0.02)		(0.37)	(0.39)	—	(0.16)	(0.16)
2015 - R6 (Commenced July 31, 2015)	11.14	—	(g)	(0.61)	(0.61)	—	—	—

FOR THE PERIOD ENDED AUGUST 31,
2014 - A (Commenced January 31, 2014)	10.00	(0.02)		1.03	1.01	—	—	—
2014 - C (Commenced January 31, 2014)	10.00	(0.06)		1.03	0.97	—	—	—
2014 - Institutional (Commenced January 31, 2014)	10.00	0.03		1.01	1.04	—	—	—
2014 - Investor (Commenced January 31, 2014)	10.00	0.02		1.01	1.03	—	—	—
2014 - R (Commenced January 31, 2014)	10.00	(0.01)		1.01	1.00	—	—	—

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(d)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.14% of average net assets.
(e)	Annualized.
(f)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.29% of average net assets.
(g)	Amount is less than $0.005 per share.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(c)

$12.83	8.15%	$1,673	1.23	%(e)	1.46	%(e)	0.37	%(d)(e)	47
12.61	7.73	1,430	1.98	(e)	2.21	(e)	(0.40	)(d)(e)	47
12.95	8.32	53,099	0.84	(d)	1.07	(e)	0.77	(d)(e)	47
12.90	8.26	4,974	0.98	(e)	1.21	(e)	0.64	(d)(e)	47
12.82	7.97	191	1.48	(e)	1.71	(e)	0.13	(d)(e)	47
12.96	8.33	62,009	0.83	(e)	1.07	(e)	0.78	(d)(e)	47

12.37	11.30	1,497	1.24		1.73		0.58		108
12.14	10.48	1,126	1.99		2.47		(0.17)		108
12.50	11.71	42,085	0.84		1.35		0.97		108
12.44	11.52	3,250	0.99		1.48		0.82		108
12.35	11.06	131	1.49		2.00		0.32		108
12.51	11.80	61,251	0.83		1.08		0.97		108
11.18	7.49	1,128	1.26		2.25		0.78	(f)	109
11.01	6.71	618	2.01		2.99		0.04	(f)	109
11.29	7.96	39,176	0.87		1.84		1.18	(f)	109
11.23	7.81	2,846	1.01		2.03		1.08	(f)	109
11.15	7.24	132	1.52		2.50		0.49	(f)	109
11.29	7.98	10	0.88		1.90		1.14	(f)	109
10.46	(3.34)	530	1.34		4.38		0.14		122
10.37	(4.02)	321	2.09		5.25		(0.61)		122
10.53	(2.79)	25,756	0.93		3.41		0.51		122
10.49	(3.11)	119	1.09		4.00		0.43		122
10.45	(3.55)	130	1.59		3.81		(0.19)		122
10.53	(5.48)	9	0.94	(e)	4.88	(e)	(0.43	)(e)	122

11.01	10.10	150	1.33	(e)	6.90	(e)	(0.27	)(e)	53
10.97	9.70	105	2.08	(e)	8.31	(e)	(1.01	)(e)	53
11.04	10.40	3,755	0.93	(e)	12.86	(e)	0.49	(e)	53
11.03	10.30	28	1.08	(e)	13.25	(e)	0.39	(e)	53
11.00	10.00	28	1.58	(e)	13.76	(e)	(0.11	)(e)	53

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements

February 28, 2018 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Focused Value	A, C, Institutional, Investor, R and R6	Non-diversified
Equity Income*, Large Cap Value, Mid Cap Value, Small Cap Value	A, C, Institutional, Service, Investor, R and R6	Diversified
Small/Mid Cap Value	A, C, Institutional, Investor, R and R6	Diversified

*	Formerly the Goldman Sachs Growth and Income Fund. Effective after the close of business on June 20, 2017, the Fund changed its name to the Goldman Sachs Equity Income Fund.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R and Class R6 Shares are not subject to a sales charge. Previously, Investor Shares were known as Class IR Shares.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss) if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency, and Service and Shareholder Administration fees.

80

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Equity Income	Quarterly	Annually
Focused Value, Large Cap Value, Mid Cap Value, Small Cap Value and Small/Mid Cap Value	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F.  Commission Recapture — GSAM, on behalf of certain Funds, may direct portfolio trades, subject to seeking best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to a Fund as cash payments and are included in net realized gain (loss) from investments on the Statements of Operations.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

81

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

82

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 28, 2018:

EQUITY INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$39,367,440	$—	$—
North America	340,572,541	—	—
Total	$379,939,981	$—	$—

FOCUSED VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$235,863	$—	$—
North America	5,134,369	—	—
Investment Company	23,851	—	—
Securities Lending Reinvestment Vehicle	151,200	—	—
Total	$5,545,283	$—	$—

LARGE CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$40,280,000	$—	$—
North America	607,842,049	—	—
Investment Company	1,339	—	—
Securities Lending Reinvestment Vehicle	1,755,600	—	—
Total	$649,878,988	$—	$—

MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$58,018,219	$—	$—
North America	1,830,091,658	—	—
Investment Company	302	—	—
Securities Lending Reinvestment Vehicle	1,808,400	—	—
Total	$1,889,918,579	$—	$—

83

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SMALL CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$53,061,140	$—	$—
North America	6,480,174,602	—	—
Exchange Traded Fund	43,348,041	—	—
Securities Lending Reinvestment Vehicle	50,698,539	—	—
Total	$6,627,282,322	$—	$—

SMALL/MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$2,041,758	$—	$—
North America	120,493,246	—	—
Investment Company	51	—	—
Securities Lending Reinvestment Vehicle	214,520	—	—
Total	$122,749,575	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

84

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of February 28, 2018, contractual management fees with GSAM were at the following rates. The effective contractual management rates and effective net management rates represent the rates for the six month period ended February 28, 2018.

	Contractual Management Rate					Effective Contractual Management Rate	Effective Net Management Rate#
Fund	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $3 Billion	Over $8 Billion

Equity Income	0.69%	0.62%	0.59%	0.58%	0.57%	0.70%	0.69%
Focused Value	0.69	0.62	0.59	0.58	0.57	0.73	0.69
Large Cap Value	0.75	0.68	0.65	0.64	0.63	0.75	0.75
Mid Cap Value	0.75	0.75	0.68	0.65	0.64	0.74	0.74
Small Cap Value	0.98	0.98	0.88	0.84	0.82	0.91	0.90
Small/Mid Cap Value	0.80	0.80	0.72	0.68	0.67	0.83	0.80

#	The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

Prior to December 29, 2017, the contractual management fee rates for the Equity Income Fund, Focused Value Fund, Small Cap Value Fund, and Small/Mid Cap Value Fund were as stated below.

Fund	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $3 Billion	Over $8 Billion
Equity Income	0.70%	0.63%	0.60%	0.59%	0.58%
Focused Value	0.75	0.68	0.64	0.63	0.62
Small Cap Value	1.00	1.00	0.90	0.86	0.84
Small/Mid Cap Value	0.85	0.85	0.77	0.73	0.71

The Equity Income, Focused Value, Large Cap Value, Mid Cap Value and Small/Mid Cap Value Funds invest in Institutional Shares of Goldman Sachs Financial Square Government Fund, (“Government Money Market Fund”) which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to any of the affiliated Underlying Funds in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the six months ended February 28, 2018, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived
Equity Income	$1,237
Focused Value	60
Large Cap Value	3,169
Mid Cap Value	10,800
Small/Mid Cap Value	21

85

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B.  Distribution and/or Service(12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Services Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*	Service
Distribution and/or Service Plan	0.25%	0.75%	0.50%	0.25%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended February 28, 2018, Goldman Sachs advised that it retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
Equity Income	$5,212	$—
Focused Value	24	—
Large Cap Value	2,045	6
Mid Cap Value	10,555	—
Small Cap Value	3,457	20
Small/Mid Cap Value	1,062	—

D.  Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service and/or Shareholder Administration Plans to allow Class C and Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance and/or shareholder administration services to their customers who are beneficial owners of such shares. The Service and/or Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C or Service Shares of the Funds, respectively.

86

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.18% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.07% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the Large Cap Value Fund. This arrangement will remain in effect through at least December 29, 2018, and prior to such date, the Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Equity Income, Focused Value, Large Cap Value, Small Cap Value and Small/Mid Cap Value Funds is 0.004% and for Mid Cap Value Fund is 0.104%. These Other Expense limitations will remain in place through at least December 29, 2018, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended February 28, 2018, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Fee Waivers/ Credits	Other Expense Reimbursements	Total Expense Reductions
Equity Income	$20,783	$184	$213,620	$234,587
Focused Value	1,082	—	112,799	113,881
Large Cap Value	3,169	62,238	193,772	259,179
Mid Cap Value	10,800	264	—	11,064
Small Cap Value	456,439	—	541,391	997,830
Small/Mid Cap Value	19,239	1	119,774	139,014

G.  Line of Credit Facility — As of February 28, 2018, the Funds participated in a $1,100,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2018, the Funds did not have any borrowings under the facility.

H.  Other Transactions with Affiliates — For the six months ended February 28, 2018, Goldman Sachs did not earn any brokerage commissions from portfolio transactions on behalf of the funds.

87

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The table below shows the transactions in and earnings from the investments by the Funds in the Government Money Market Fund for the six months ended February 28, 2018:

Fund	Market Value as of August 31, 2017	Purchases at Cost	Proceeds from Sales	Market Value as of February 28, 2018	Shares as of February 28, 2018	Dividend Income
Equity Income	$ 4,642	$16,566,600	$16,571,242	$—	$—	$8,614
Focused Value	61,761	1,599,376	1,637,286	23,851	23,851	399
Large Cap Value	11,928,930	146,774,965	158,702,556	1,339	1,339	22,629
Mid Cap Value	3,199,933	387,262,033	390,461,664	302	302	66,417
Small/Mid Cap Value	39	1,723,953	1,723,941	51	51	160

As of February 28, 2018, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following funds:

Fund	Class A	Class C	Institutional	Investor	Class R	Class R6
Equity Income	—%	—%	—%	—%	—%	100%
Focused Value	24	100	42	100	100	100
Small/Mid Cap Value	—	—	—	—	6	—

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2018, were as follows:

Fund	Purchases	Sales and Maturities
Equity Income	$209,372,939	$230,303,390
Focused Value	7,029,213	6,659,725
Large Cap Value	781,433,185	991,135,212
Mid Cap Value	1,888,510,044	2,757,224,296
Small Cap Value	1,751,317,559	2,105,531,654
Small/Mid Cap Value	61,739,357	56,193,541

6. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash and/or U.S. Treasury securities collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system

88

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

6. SECURITIES LENDING (continued)

on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% (prior to February 21, 2018, GSAM may have received a management fee of up to 0.205%) on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash and/or U.S. Treasury securities collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash and/or U.S. Treasury securities collateral due to reinvestment risk. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash and/or U.S. Treasury securities received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2018, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2018, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended February 28, 2018:

Fund	Market Value as of August 31, 2017	Purchases at Cost	Proceeds from Sales	Market Value as of February 28, 2018
Equity Income	$5,493,780	$14,463,120	$19,956,900	$—
Focused Value	95,910	184,720	129,430	151,200
Large Cap Value	8,376,426	12,375,661	18,996,500	1,755,587
Mid Cap Value	50,158,515	115,373,035	163,723,150	1,808,400
Small Cap Value	93,690,576	170,079,023	213,071,060	50,698,539
Small/Mid Cap Value	952,271	11,646,719	12,384,470	214,520

89

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2017, the Funds’ capital loss carryforwards and certain timing differences, on a tax basis were as follows:

	Equity Income	Focused Value	Large Cap Value	Mid Cap Value
Capital loss carryforwards:
Expiring 2018(1)	$(85,961,079)	$—	$—	$—
Total capital loss carryforwards	$(85,961,079)	$—	$—	$—

(1)	Expiration occurs on August 31 of the year indicated.

As of February 28, 2018, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Equity Income	Focused Value	Large Cap Value	Mid Cap Value	Small Cap Value	Small/Mid Cap Value
Tax Cost	$342,881,363	$5,389,004	$598,579,189	$1,775,724,048	$5,192,575,615	$115,138,453
Gross unrealized gain	52,353,629	365,426	95,223,640	190,286,365	1,580,769,504	12,259,466
Gross unrealized loss	(15,295,011)	(209,147)	(43,923,841)	(76,091,834)	(146,062,797)	(4,648,344)
Net unrealized security gain	$37,058,618	$156,279	$51,299,799	$114,194,531	$1,434,706,707	$7,611,122

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable to wash sales, differences related to the tax treatment of partnerships and underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

8. OTHER RISKS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Focused Value Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

91

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Equity Income Fund

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Fiscal Year Ended August 31, 2017

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	70,371	$2,597,859	341,103	$11,831,082
Reinvestment of distributions	90,222	3,312,864	167,005	5,719,784
Shares redeemed	(736,249)	(27,137,300)	(2,229,258)	(76,413,259)
	(575,656)	(21,226,577)	(1,721,150)	(58,862,393)
Class C Shares
Shares sold	8,546	301,018	50,462	1,670,712
Reinvestment of distributions	3,310	116,164	5,770	188,481
Shares redeemed	(43,384)	(1,525,452)	(226,703)	(7,491,088)
	(31,528)	(1,108,270)	(170,471)	(5,631,895)
Institutional Shares
Shares sold	86,043	3,235,801	444,262	15,248,820
Reinvestment of distributions	11,774	439,043	20,109	701,563
Shares redeemed	(156,307)	(5,849,704)	(368,114)	(12,686,424)
	(58,490)	(2,174,860)	96,257	3,263,959
Service Shares
Shares sold	1	37	2,130	73,749
Reinvestment of distributions	21	767	39	1,328
Shares redeemed	—	—	(9,698)	(334,143)
	22	804	(7,529)	(259,066)
Investor Shares
Shares sold	14,392	527,339	73,736	2,553,367
Reinvestment of distributions	898	32,930	915	31,786
Shares redeemed	(14,939)	(555,882)	(22,820)	(790,860)
	351	4,387	51,831	1,794,293
Class R Shares
Shares sold	2,699	98,151	3,953	135,288
Reinvestment of distributions	269	9,819	442	15,073
Shares redeemed	(8,325)	(306,660)	(5,136)	(176,239)
	(5,357)	(198,690)	(741)	(25,878)
Class R6 Shares
Reinvestment of distributions	4	142	7	221
	4	142	7	221
NET DECREASE	(670,654)	$(24,703,064)	(1,751,796)	$(59,720,759)

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Focused Value Fund

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Fiscal Year Ended August 31, 2017

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	7,233	$79,731	3,472	$37,456
Reinvestment of distributions	435	4,676	34	365
Shares redeemed	(686)	(7,574)	(1,504)	(16,332)
	6,982	76,833	2,002	21,489
Class C Shares
Shares sold	—	—	1,878	20,000
Reinvestment of distributions	203	2,157	7	80
Shares redeemed	(1,878)	(21,446)	—	—
	(1,675)	(19,289)	1,885	20,080
Institutional Shares
Shares sold	50,954	559,318	105,958	1,177,013
Reinvestment of distributions	40,754	439,580	4,273	45,341
Shares redeemed	(24,524)	(279,315)	(2,534)	(26,746)
	67,184	719,583	107,697	1,195,608
Investor Shares
Reinvestment of distributions	229	2,468	30	317
	229	2,468	30	317
Class R Shares
Reinvestment of distributions	216	2,312	19	198
	216	2,312	19	198
Class R6 Shares
Reinvestment of distributions	234	2,519	34	359
	234	2,519	34	359
NET INCREASE	73,170	$784,426	111,667	$1,238,051

93

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Large Cap Value Fund

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Fiscal Year Ended August 31, 2017

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	272,051	$4,566,140	1,886,754	$31,930,444
Reinvestment of distributions	994,820	15,573,596	181,127	3,055,620
Shares redeemed	(3,565,582)	(61,140,536)	(5,458,571)	(92,596,706)
	(2,298,711)	(41,000,800)	(3,390,690)	(57,610,642)
Class C Shares
Shares sold	72,072	1,120,679	313,983	5,073,733
Reinvestment of distributions	378,911	5,627,260	26,279	426,759
Shares redeemed	(263,922)	(4,088,207)	(649,429)	(10,605,292)
	187,061	2,659,732	(309,167)	(5,104,800)
Institutional Shares
Shares sold	4,013,846	69,328,544	17,928,749	312,568,899
Reinvestment of distributions	4,915,169	77,828,811	822,933	13,989,850
Shares redeemed	(13,787,114)	(239,578,212)	(37,401,314)	(645,778,276)
	(4,858,099)	(92,420,857)	(18,649,632)	(319,219,527)
Service Shares
Shares sold	5,941	97,355	21,477	364,341
Reinvestment of distributions	5,596	86,929	654	10,985
Shares redeemed	(16,159)	(272,187)	(74,189)	(1,239,691)
	(4,622)	(87,903)	(52,058)	(864,365)
Investor Shares
Shares sold	65,472	1,119,306	265,786	4,553,952
Reinvestment of distributions	65,107	1,021,804	3,571	60,284
Shares redeemed	(105,270)	(1,727,495)	(119,133)	(2,010,246)
	25,309	413,615	150,224	2,603,990
Class R Shares
Shares sold	29,669	491,250	88,110	1,450,031
Reinvestment of distributions	57,961	883,060	5,852	96,677
Shares redeemed	(100,754)	(1,580,466)	(179,311)	(2,938,210)
	(13,124)	(206,156)	(85,349)	(1,391,502)
Class R6 Shares
Shares sold	15,149	263,302	362,303	6,124,194
Reinvestment of distributions	1,353	21,505	154,155	2,620,640
Shares redeemed	(388)	(6,338)	(8,008,387)	(138,718,553)
	16,114	278,469	(7,491,929)	(129,973,719)
NET DECREASE	(6,946,072)	$(130,363,900)	(29,828,601)	$(511,560,565)

94

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Mid Cap Value Fund

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Fiscal Year Ended August 31, 2017

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,026,722	$37,456,531	3,554,117	$132,100,813
Reinvestment of distributions	2,769,823	96,713,734	285,115	10,617,685
Shares redeemed	(5,984,789)	(221,889,536)	(20,258,821)	(749,120,345)
	(2,188,244)	(87,719,271)	(16,419,589)	(606,401,847)
Class C Shares
Shares sold	90,729	2,902,389	135,749	4,596,304
Reinvestment of distributions	422,621	13,135,057	14,976	508,148
Shares redeemed	(552,564)	(18,371,020)	(1,591,198)	(53,894,346)
	(39,214)	(2,333,574)	(1,440,473)	(48,789,894)
Institutional Shares
Shares sold	2,396,780	89,931,529	10,788,194	403,461,978
Reinvestment of distributions	4,486,235	158,696,786	1,061,528	39,849,763
Shares redeemed	(17,543,942)	(651,328,688)	(78,473,532)	(2,935,071,290)
	(10,660,927)	(402,700,373)	(66,623,810)	(2,491,759,549)
Service Shares
Shares sold	140,703	5,079,196	303,331	11,099,829
Reinvestment of distributions	293,774	10,052,364	24,888	911,644
Shares redeemed	(517,943)	(19,048,429)	(2,036,528)	(73,352,020)
	(83,466)	(3,916,869)	(1,708,309)	(61,340,547)
Investor Shares
Shares sold	133,617	4,898,323	3,015,843	111,164,624
Reinvestment of distributions	277,123	9,478,658	76,806	2,802,661
Shares redeemed	(771,617)	(28,302,884)	(7,396,177)	(272,882,410)
	(360,877)	(13,925,903)	(4,303,528)	(158,915,125)
Class R Shares
Shares sold	107,056	3,795,405	204,741	7,429,211
Reinvestment of distributions	107,540	3,641,285	7,913	287,644
Shares redeemed	(214,773)	(7,811,851)	(462,168)	(16,799,584)
	(177)	(375,161)	(249,514)	(9,082,729)
Class R6 Shares
Shares sold	867,702	33,304,111	2,149,472	79,774,692
Reinvestment of distributions	292,138	10,331,447	158,716	5,955,039
Shares redeemed	(1,634,841)	(60,930,296)	(10,854,967)	(413,534,942)
	(475,001)	(17,294,738)	(8,546,779)	(327,805,211)
NET DECREASE	(13,807,906)	$(528,265,889)	(99,292,002)	$(3,704,094,902)

95

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Small Cap Value Fund

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Fiscal Year Ended August 31, 2017

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,076,969	$61,988,404	3,491,779	$195,280,134
Reinvestment of distributions	1,452,938	80,392,189	526,209	30,118,450
Shares redeemed	(2,832,595)	(164,687,494)	(6,653,639)	(372,070,556)
	(302,688)	(22,306,901)	(2,635,651)	(146,671,972)
Class C Shares
Shares sold	50,146	2,235,534	59,570	2,626,266
Reinvestment of distributions	114,621	4,815,235	34,974	1,576,275
Shares redeemed	(92,190)	(4,073,032)	(403,022)	(17,714,849)
	72,577	2,977,737	(308,478)	(13,512,308)
Institutional Shares
Shares sold	5,838,184	363,904,101	21,286,708	1,270,304,794
Reinvestment of distributions	7,430,046	445,393,173	2,661,796	163,363,244
Shares redeemed	(10,908,357)	(680,655,710)	(31,317,362)	(1,860,067,130)
	2,359,873	128,641,564	(7,368,858)	(426,399,092)
Service Shares
Shares sold	242,698	13,583,744	1,105,815	59,919,977
Reinvestment of distributions	245,726	13,164,152	74,473	4,143,684
Shares redeemed	(737,217)	(41,682,490)	(862,767)	(46,698,576)
	(248,793)	(14,934,594)	317,521	17,365,085
Investor Shares
Shares sold	386,139	22,425,256	1,253,311	69,504,603
Reinvestment of distributions	348,331	19,174,366	115,731	6,586,539
Shares redeemed	(634,510)	(36,600,479)	(1,482,905)	(82,500,866)
	99,960	4,999,143	(113,863)	(6,409,724)
Class R Shares
Shares sold	173,395	9,750,763	651,452	35,649,530
Reinvestment of distributions	231,881	12,556,367	73,500	4,131,777
Shares redeemed	(357,057)	(20,235,867)	(867,711)	(47,774,451)
	48,219	2,071,263	(142,759)	(7,993,144)
Class R6 Shares
Shares sold	3,599,692	227,145,086	8,716,635	523,857,981
Reinvestment of distributions	1,539,895	92,295,365	250,770	15,387,048
Shares redeemed	(1,479,108)	(92,795,652)	(2,122,961)	(127,889,614)
	3,660,479	226,644,799	6,844,444	411,355,415
NET INCREASE (DECREASE)	5,689,627	$328,093,011	(3,407,644)	$(172,265,740)

96

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Small/Mid Cap Value Fund

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Fiscal Year Ended August 31, 2017

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	29,933	$394,714	101,511	$1,235,192
Reinvestment of distributions	5,273	68,649	685	8,317
Shares redeemed	(25,783)	(337,405)	(82,054)	(1,010,596)
	9,423	125,958	20,142	232,913
Class C Shares
Shares sold	24,235	314,532	45,708	535,335
Reinvestment of distributions	3,393	43,226	157	1,874
Shares redeemed	(7,042)	(89,756)	(9,181)	(110,712)
	20,586	268,002	36,684	426,497
Institutional Shares
Shares sold	653,497	8,621,479	1,139,894	13,907,291
Reinvestment of distributions	167,240	2,203,258	35,493	434,076
Shares redeemed	(88,306)	(1,158,529)	(1,279,686)	(15,855,828)
	732,431	9,666,208	(104,299)	(1,514,461)
Investor Shares
Shares sold	170,322	2,203,825	88,468	1,098,210
Reinvestment of distributions	17,904	234,641	1,476	17,996
Shares redeemed	(63,600)	(832,488)	(82,326)	(964,026)
	124,626	1,605,978	7,618	152,180
Class R Shares
Shares sold	3,886	49,232	501	5,968
Reinvestment of distributions	430	5,587	28	338
Shares redeemed	(84)	(1,113)	(1,747)	(20,571)
	4,232	53,706	(1,218)	(14,265)
Class R6 Shares
Shares sold	180,994	2,389,149	5,630,623	70,377,435
Reinvestment of distributions	214,858	2,832,292	8	99
Shares redeemed	(508,454)	(6,695,892)	(733,547)	(9,155,040)
	(112,602)	(1,474,451)	4,897,084	61,222,494
NET INCREASE	778,696	$10,245,401	4,856,011	$60,505,358

97

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Fund Expenses — Six Month Period Ended February 28, 2018 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class R and Class R6 Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares) and contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class R or Class R6 Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2017 through February 28, 2018, which represents a period of 181 days in a 365-day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Equity Income Fund				Focused Value Fund				Large Cap Value Fund
Share Class	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*
Class A
Actual	$1,000.00	$1,058.20		$5.72	$1,000.00	$1,027.50		$5.63	$1,000.00	$1,038.10		$5.61
Hypothetical 5% return	1,000.00	1,019.24	+	5.61	1,000.00	1,019.24	+	5.61	1,000.00	1,019.29	+	5.56
Class C
Actual	1,000.00	1,054.30		9.52	1,000.00	1,023.00		9.38	1,000.00	1,034.40		9.38
Hypothetical 5% return	1,000.00	1,015.52	+	9.35	1,000.00	1,015.52	+	9.35	1,000.00	1,015.57	+	9.30
Institutional
Actual	1,000.00	1,059.90		3.73	1,000.00	1,029.80		3.67	1,000.00	1,040.10		4.00
Hypothetical 5% return	1,000.00	1,021.18	+	3.66	1,000.00	1,021.18	+	3.66	1,000.00	1,020.88	+	3.96
Service
Actual	1,000.00	1,057.40		6.27	N/A	N/A		N/A	1,000.00	1,037.80		6.52
Hypothetical 5% return	1,000.00	1,018.70	+	6.16	N/A	N/A		N/A	1,000.00	1,018.40	+	6.46
Investor
Actual	1,000.00	1,059.40		4.44	1,000.00	1,028.40		4.38	1,000.00	1,039.90		4.35
Hypothetical 5% return	1,000.00	1,020.48	+	4.36	1,000.00	1,020.48	+	4.36	1,000.00	1,020.53	+	4.31
Class R
Actual	1,000.00	1,056.70		6.99	1,000.00	1,025.70		6.88	1,000.00	1,037.10		6.87
Hypothetical 5% return	1,000.00	1,018.00	+	6.85	1,000.00	1,018.00	+	6.85	1,000.00	1,018.05	+	6.80
Class R6
Actual	1,000.00	1,060.20		3.63	1,000.00	1,028.90		3.62	1,000.00	1,040.10		3.95
Hypothetical 5% return	1,000.00	1,021.27	+	3.56	1,000.00	1,021.22	+	3.61	1,000.00	1,020.93	+	3.91

98

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Fund Expenses — Six Month Period Ended February 28, 2018 (Unaudited)

	Mid Cap Value Fund				Small Cap Value Fund				Small/Mid Cap Value Fund
Share Class	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*
Class A
Actual	$1,000.00	$1,039.40		$6.12	$1,000.00	$1,074.50		$6.84	$1,000.00	$1,081.50		$6.35
Hypothetical 5% return	1,000.00	1,018.79	+	6.06	1,000.00	1,018.20	+	6.66	1,000.00	1,018.70	+	6.16
Class C
Actual	1,000.00	1,035.60		9.89	1,000.00	1,070.50		10.68	1,000.00	1,077.30		10.20
Hypothetical 5% return	1,000.00	1,015.08	+	9.79	1,000.00	1,014.48	+	10.39	1,000.00	1,014.98	+	9.89
Institutional
Actual	1,000.00	1,041.40		4.15	1,000.00	1,076.70		4.84	1,000.00	1,083.20		4.34
Hypothetical 5% return	1,000.00	1,020.73	+	4.11	1,000.00	1,020.13	+	4.71	1,000.00	1,020.63	+	4.21
Service
Actual	1,000.00	1,039.00		6.67	1,000.00	1,074.00		7.41	N/A	N/A		N/A
Hypothetical 5% return	1,000.00	1,018.25	+	6.61	1,000.00	1,017.65	+	7.20	N/A	N/A		N/A
Investor
Actual	1,000.00	1,040.90		4.86	1,000.00	1,075.90		5.56	1,000.00	1,082.60		5.06
Hypothetical 5% return	1,000.00	1,020.03	+	4.81	1,000.00	1,019.44	+	5.41	1,000.00	1,019.94	+	4.91
Class R
Actual	1,000.00	1,038.40		7.38	1,000.00	1,073.30		8.12	1,000.00	1,079.70		7.63
Hypothetical 5% return	1,000.00	1,017.56	+	7.30	1,000.00	1,016.96	+	7.90	1,000.00	1,017.46	+	7.40
Class R6
Actual	1,000.00	1,041.50		4.10	1,000.00	1,076.70		4.79	1,000.00	1,083.30		4.29
Hypothetical 5% return	1,000.00	1,020.78	+	4.06	1,000.00	1,020.18	+	4.66	1,000.00	1,020.68	+	4.16

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2018. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service	Investor	Class R	Class R6
Equity Income	1.12%	1.87%	0.73%	1.23%	0.87%	1.37%	0.71%
Focused Value	1.12	1.87	0.73	N/A	0.87	1.37	0.72
Large Cap Value	1.11	1.86	0.79	1.29	0.86	1.36	0.78
Mid Cap Value	1.21	1.96	0.82	1.32	0.96	1.46	0.81
Small Cap Value	1.33	2.08	0.94	1.44	1.08	1.58	0.93
Small/Mid Cap Value	1.23	1.98	0.84	N/A	0.98	1.48	0.83

99

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.29 trillion in assets under supervision as of December 31, 2017, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund
∎	Total Emerging Markets Income Fund[4]

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund[5]
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund[6]
∎	Concentrated Growth Fund[7]
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund[8]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund[9]
∎	International Equity ESG Fund[10]
∎	Asia Equity Fund
∎	Emerging Markets Equity Fund
∎	N-11 Equity Fund
∎	ESG Emerging Markets Equity Fund

Select Satellite

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund[11]
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Absolute Return Multi-Asset Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Equity Growth Strategy Portfolio
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date 2020 Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
∎	Tactical Exposure Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on December 26, 2017, the Goldman Sachs Dynamic Emerging Markets Debt Fund was renamed the Goldman Sachs Total Emerging Markets Income Fund.
[5]	Effective on June 20, 2017, the Goldman Sachs Growth and Income Fund was renamed the Goldman Sachs Equity Income Fund.
[6]	Effective after the close of business on August 31, 2017, the Goldman Sachs Flexible Cap Growth Fund was renamed the Goldman Sachs Flexible Cap Fund.
[7]	Effective on July 28, 2017, the Goldman Sachs Focused Growth Fund was reorganized with and into the Goldman Sachs Concentrated Growth Fund.
[8]	Effective after the close of business on October 31, 2017, the Goldman Sachs Dynamic U.S. Equity Fund was renamed the Goldman Sachs Blue Chip Fund.
[9]	Effective after the close of business on February 27, 2018, the Goldman Sachs Strategic International Equity Fund was renamed the Goldman Sachs International Equity Income Fund.
[10]	Effective after the close of business on February 27, 2018, the Goldman Sachs Focused International Equity Fund was renamed the Goldman Sachs International Equity ESG Fund.
[11]	Effective after the close of business on October 30, 2017, the Goldman Sachs Dynamic Allocation Fund was renamed the Goldman Sachs Alternative Premia Fund. Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Kathryn A. Cassidy Diana M. Daniels Herbert J. Markley James A. McNamara Roy W. Templin Gregory G. Weaver

OFFICERS

James A. McNamara, President

Scott M. McHugh, Treasurer, Senior Vice President and Principal Financial Officer

Joseph F. DiMaria, Assistant Treasurer and Principal Accounting Officer

Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L .P. 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Qs. The Funds’ Form N-Qs are available on the SEC’s web site at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. The Funds’ Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Form N-Qs may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of February 28, 2018 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

THIS MATERIAL IS FOR INFORMATIONAL PURPOSES ONLY AND IS PROVIDED SOLELY ON THE BASIS THAT IT WILL NOT CONSTITUTE INVESTMENT OR OTHER ADVICE OR A RECOMMENDATION RELATING TO ANY PERSON’S OR PLAN’S INVESTMENT OR OTHER DECISIONS, AND GOLDMAN SACHS IS NOT A FIDUCIARY OR ADVISOR WITH RESPECT TO ANY PERSON OR PLAN BY REASON OF PROVIDING THE MATERIAL OR CONTENT HEREIN INCLUDING UNDER THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974 OR DEPARTMENT OF LABOR REGULATIONS. PLAN SPONSORS AND OTHER FIDUCIARIES SHOULD CONSIDER THEIR OWN CIRCUMSTANCES IN ASSESSING ANY POTENTIAL COURSE OF ACTION.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your Authorized Institution or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2018 Goldman Sachs. All rights reserved. 126216-OTU-745930 EQVALSAR-18/142K

Goldman Sachs Funds

Semi-Annual Report	February 28, 2018

Global Managed Beta Fund

Goldman Sachs Global Managed Beta Fund

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

PORTFOLIO RESULTS

Goldman Sachs Global Managed Beta Fund

Investment Objective

The Fund seeks to provide long-term capital growth.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Global Portfolio Solutions Team discusses the Goldman Sachs Global Managed Beta Fund’s (the “Fund”) performance and positioning for the six-month period ended February 28, 2018 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Institutional Shares generated a cumulative total return, without sales charges, of 7.55%. This return compares to the 8.77% cumulative total return of the Fund’s benchmark, the MSCI All Country World Index Investable Market Index (Net, USD, 50% Non- US Developed Hedged to USD) (the “Index”), during the same time period.

Q	What economic and market factors most influenced the Fund during the Reporting Period?

A	When the Reporting Period began in September 2017, the global economic recovery persisted in a synchronized fashion and inflationary pressures remained generally benign. Global equities delivered positive returns during the third calendar quarter overall, with emerging markets equities outperforming developed markets equities. U.K. equities also recorded positive returns, but lagged the broader global equity market, primarily because of a stronger British pound, which appreciated on the back of increased U.K. inflation and hawkish comments from the Bank of England. (Hawkish tends to suggest higher interest rates; opposite of dovish.) In the U.S., Federal Reserve (“Fed”) policymakers signaled their intention to raise short-term interest rates once more in 2017, having previously raised them in March and June, if the U.S. economy continued to progress as they expected. Global bond yields, which had fallen in July and August 2017 amid weaker inflation and heightened geopolitical tensions related to North Korea, bounced back sharply in September as inflation data surprised to the upside, leading to slightly hawkish commentary from the Fed. Toward the end of the third calendar quarter, investors focused on developments surrounding possible U.S. tax reform and the potential announcement of a new Fed chair.

In the fourth quarter of 2017, a mix of strong global economic growth data, higher commodity prices and the absence of hawkish surprises from major central banks drove a continued rally in global equities. Japanese equities performed best, as the Prime Minister’s big win in the country’s national election reinforced “Abenomics,” pushing stock prices higher. (Abenomics refers to the multi-pronged economic program of Japanese Prime Minister Shinzo Abe. It seeks to remedy two decades of economic stagnation by increasing Japan’s money supply, boosting government spending and enacting reforms to make the economy more competitive.) Meanwhile, U.S. stocks outpaced global equities, as investors priced in a higher probability of a U.S. corporate tax rate cut before its eventual passage by the U.S. Congress in December 2017. Conversely, European and U.K. equities lagged, weighed down by strength in the euro and British pound. Emerging markets stocks outperformed their developed markets peers, thanks to steady economic data emanating from China, higher commodity prices and improving exports. In November 2017, the U.S. President nominated Jerome Powell to replace Janet Yellen as Fed chair when her term expired in February 2018. In December 2017, Fed policymakers raised interest rates for the third time in 2017 and upgraded their cumulative economic growth projections after taking into account the potential impact of the corporate tax cut.

In January 2018, investors’ “risk on” sentiment, or reduced risk aversion, continued, and global equities had their best start of a calendar year in more than 30 years, supported by robust corporate earnings growth, low inflation and favorable macroeconomic conditions. However, following higher than expected inflation and wage growth data in early February 2018, market participants reassessed the pace of Fed interest rate hikes as well as the path of long-term interest rates and equity valuations. Volatility returned to the equity market, with the CBOE Volatility Index® (“VIX®”) spiking to 50 points, as investors broadly reduced exposure to riskier asset classes, such as equities and commodities. Toward the end of the Reporting Period, equities and other risk assets

1

PORTFOLIO RESULTS

marginally rebounded, and the fixed income markets began pricing in the Fed’s projections for three rate increases in 2018.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund primarily seeks to achieve its investment objective by investing in a diversified portfolio of underlying asset classes that provide broad beta exposure to the global equity markets. (Beta refers to the component of returns that is attributable to market risk exposure, rather than manager skill.) While posting solid positive absolute gains, the Fund underperformed the Index during the Reporting Period, largely because of its strategic allocation to the macro hedging strategy, which detracted as the market priced in expectations for Fed interest rate hikes. Mitigating some of these losses was the Fund’s steepening position on the front, or short-term, end of the U.S. interest rate yield curve during the last two months of the Reporting Period when short-term yields jumped on renewed market expectations of a faster pace of Fed rate hikes. (Yield curve is a spectrum of maturities. In a steepening yield curve, the differential in yields between longer-term and shorter-term maturities widens.)

Q	How was the Fund positioned at the beginning of the Reporting Period?

A	In terms of its strategic allocation at the beginning of the Reporting Period, the Fund had 97.96% of its total net assets invested in equity-related investments, 1.79% in the macro hedging strategy and 0.25% in cash and cash equivalents. The Fund also maintained a position in cash and cash equivalents to cover the exposure of various derivatives positions. This above sector breakout is inclusive of derivative exposure across all asset classes.

Q	How did you tactically manage the Fund’s allocations during the Reporting Period?

A	During the Reporting Period, we gradually adjusted the Fund’s strategic allocation to align it with our long-term view of asset classes and our factor-based diversification approach, through which we seek to gain exposure to underlying asset classes rather than obtaining such exposure through capitalization-weighted indices. More specifically, in September 2017, we shifted a portion of the Fund’s global equities allocation into the factor-based diversification approach, which is expected to be a long-term strategic allocation and seeks to capture common sources of active equity returns, including, but not limited to, Momentum, Valuation, Volatility and Quality factors. The Momentum factor seeks to identify companies whose stock prices are expected to increase or decrease (by, among other things, evaluating each company’s recent performance results). The Valuation factor seeks to identify companies whose stock prices are trading at a discount to their fundamental or intrinsic value (by, among other things, comparing each company’s book value to market value). The Volatility factor seeks to identify companies whose stock prices are expected to have a relatively lower degree of fluctuation over time. The Quality factor seeks to identify companies that are expected to generate higher returns on assets (i.e., more profitable). The factor-based diversification approach is implemented through a separately managed account composed of individual stock positions.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, equity futures were employed to express our passive investment views with greater versatility. The use of these instruments to gain exposure to the Canadian equity market and the U.S. small-cap equity market during the Reporting Period added to the Fund’s performance, as these positions generated returns similar to the asset classes they represented. In addition, the Fund employed interest rate options and currency forwards to afford greater risk management of macroeconomic and foreign exchange risks in the portfolio. Although these instruments broadly accomplished their purpose, they detracted from the Fund’s performance overall during the Reporting Period.

Q	How was the Fund positioned at the end of the Reporting Period?

A	In terms of its strategic allocation at the end of the Reporting Period, the Fund had 97.68% of its total net assets invested in equity-related investments, 1.83% in the macro hedging strategy and 0.49% in cash and cash equivalents. The Fund also maintained a position in cash and cash equivalents to cover the exposure of various derivatives positions. This above sector breakout is inclusive of derivative exposure across all asset classes.

Q	What is the Fund’s tactical asset allocation view and strategy for the months ahead?

A

At the end of the Reporting Period, we were focused on three macro themes. First, we expected the global economic expansion to continue in 2018, driving global equities to new highs in the process, but we think the pace is likely to

2

PORTFOLIO RESULTS

moderate relative to the especially strong pace seen in 2017, which may cause temporary bouts of equity market volatility. Second, we anticipated continued monetary policy tightening in the U.S. Despite Fed interest rate hikes, U.S. financial conditions eased during 2017, as economic growth supported equities and surprisingly low inflation kept bond yields low. Inflation weakness is largely over, in our view, though the absence of higher inflation could hinder the Fed’s efforts to raise interest rates. We think Fed policymakers will likely seek to hike interest rates if they believe, as we do, that the labor market is overheating. (An overheating labor market means there are more workers looking for employment than available jobs.) Third, we believed the investment environment was one of elevated volatility and heightened macro risks.

On the asset class level, we considered equities relatively cheap at the end of the Reporting Period, given macro conditions and low bond yields. However, we expect the valuation gap between stocks and bonds, which has already narrowed significantly, to close further as bond yields rise. That said, we believe broadening economic growth and a recovery in corporate earnings should support some upside in equities, and we expect positive but moderate returns over the medium term. Regarding fixed income, as inflation momentum slows and the Fed continues to hike interest rates, we expect yields to rise. In our view, it may be some time before bonds adequately reflect the likely pace of Fed rate hikes and offer reasonable risk premiums for future inflation. We believe the Fed’s gradual exit from its quantitative easing program should have a limited impact on the fixed income markets, but we note it might serve as a catalyst for bond valuations to catch up with fundamentals, which already justify higher yields, in our opinion.

At the regional level, we had a positive outlook on emerging markets equities versus developed markets equities, which was reflected in the Fund’s strategic allocations at the end of the Reporting Period. As economic growth in the developed markets moderates, we believe emerging markets outside of China may offer opportunities. Many emerging economies are much earlier in their economic cycle than developed markets economies, and we see room for the gap between emerging markets and developed markets growth to widen. This, combined with what we consider to be attractive relative valuations, should drive the outperformance of emerging markets equities in the near term, though the path is likely to be more volatile in 2018 than in 2017, in our view.
As for the Fund’s macro hedging strategy, we consider it a long-term structural allocation and a capital-efficient means of diversifying the Fund’s exposure to global equities. In positioning the Fund in anticipation of Fed interest rate increases, we plan to continue monitoring the potential impact of events related to key political and monetary policy decisions in the near term.

3

FUND BASICS

Global Managed Beta Fund

as of February 28, 2018

PERFORMANCE REVIEW
September 1, 2017–February 28, 2018	Fund Total Return (based on NAV)[1]	MSCI All Country World Index Investable Market Index[2]
Institutional Shares	7.55%	8.77%

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The MSCI All Country World Index Investable Market Index (Net, USD, 50% Non-US Developed Hedged to USD) captures large, mid and small cap representation across 23 developed markets and 24 emerging markets. With 8,622 constituent, the MSCI ACWI IMI is comprehensive, covering approximately 99% of the global equity investment opportunity set. As of February 28, 2018, the 23 developed markets in the MSCI ACWI IMI include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the U.K. and the U.S. The 24 emerging markets include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 12/31/17	One Year	Since Inception	Inception Date
Institutional Shares	10.58%	8.99%	4/30/2015

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Institutional Shares	0.23%	0.55%

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

4

FUND BASICS

FUND COMPOSITION (%)[5]

[5]	Underlying sector allocations of exchange traded funds and investment companies held by the Fund are not reflected in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph does not depict the investment in the securities lending reinvestment vehicle. The Investment in the securities lending reinvestment vehicle represented 0.3% and 0.2% of the Fund’s net assets as of February 28, 2018 and August 31, 2017, respectively. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

5

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Index Definitions

CBOE Volatility Index® (“VIX®”) is a key measure of market expectations of near-term volatility conveyed by S&P 500® stock index option prices. Since its introduction in 1993, VIX has been considered by many to be the world’s premier barometer of investor sentiment and market volatility.

It is not possible to invest directly in an unmanaged index.

6

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments

February 28, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 26.1%
Aerospace & Defense – 0.5%
1,185	Airbus SE	$141,842
8,435	BAE Systems PLC	66,948
1,247	CAE, Inc.	22,992
53	Dassault Aviation SA	91,868
623	General Dynamics Corp.	138,586
1,157	Harris Corp.	180,666
216	Huntington Ingalls Industries, Inc.	56,594
1,336	L3 Technologies, Inc.	277,287
754	Lockheed Martin Corp.	265,740
13,286	Meggitt PLC	82,343
177	MTU Aero Engines AG	29,558
684	Northrop Grumman Corp.	239,427
1,117	Raytheon Co.	242,959
968	Rockwell Collins, Inc.	133,313
3,340	Rolls-Royce Holdings PLC*	38,418
1,211	Safran SA	133,621
234	Spirit AeroSystems Holdings, Inc. Class A	21,362
4,950	Textron, Inc.	296,257
366	Thales SA	40,679
2,213	The Boeing Co.	801,571
2,387	United Technologies Corp.	321,624

		3,623,655

Air Freight & Logistics – 0.2%
3,318	C.H. Robinson Worldwide, Inc.	309,769
9,342	Deutsche Post AG	426,193
1,377	Expeditors International of Washington, Inc.	89,450
693	FedEx Corp.	170,762
48,419	Royal Mail PLC	372,952
817	United Parcel Service, Inc. Class B	85,303

		1,454,429

Airlines – 0.2%
1,986	ANA Holdings, Inc.	79,537
2,049	Delta Air Lines, Inc.	110,441
7,193	Deutsche Lufthansa AG	240,175
1,074	easyJet PLC	24,660
21,846	International Consolidated Airlines Group SA	183,835
2,155	Japan Airlines Co. Ltd.	82,132
2,536	Singapore Airlines Ltd.	21,131
5,483	Southwest Airlines Co.	317,137
1,207	United Continental Holdings, Inc.*	81,822

		1,140,870

Auto Components – 0.2%
1,723	Aisin Seiki Co. Ltd.	100,273
808	BorgWarner, Inc.	39,657
1,822	Bridgestone Corp.	80,878
830	Cie Generale des Etablissements Michelin SCA	127,575
172	Continental AG	46,998
1,444	Denso Corp.	84,283
779	Faurecia SA	65,133

Common Stocks – (continued)
Auto Components – (continued)
3,399	GKN PLC	20,467
715	Koito Manufacturing Co. Ltd.	49,335
856	Lear Corp.	159,704
1,507	Linamar Corp.	82,514
1,749	Magna International, Inc.	96,228
6,976	Minth Group Ltd.	40,938
1,716	Stanley Electric Co. Ltd.	66,896
2,231	Sumitomo Electric Industries Ltd.	35,192
2,000	Sumitomo Rubber Industries Ltd.	38,122
4,619	The Yokohama Rubber Co. Ltd.	113,438

		1,247,631

Automobiles – 0.3%
507	Bayerische Motoren Werke AG	53,268
1,067	Daimler AG	91,108
1,326	Ferrari NV	164,320
10,209	Fiat Chrysler Automobiles NV*	215,492
24,806	Ford Motor Co.	263,192
1,026	General Motors Co.	40,373
2,177	Harley-Davidson, Inc.	98,792
5,399	Honda Motor Co. Ltd.	195,240
8,653	Mazda Motor Corp.	119,900
5,197	Nissan Motor Co. Ltd.	54,468
6,954	Peugeot SA	156,909
1,687	Subaru Corp.	59,166
1,531	Suzuki Motor Corp.	87,337
326	Tesla, Inc.*(a)	111,838
4,111	Toyota Motor Corp.	277,012
103	Volkswagen AG	20,461
3,102	Yamaha Motor Co. Ltd.	98,096

		2,106,972

Banks – 1.7%
4,553	ABN AMRO Group NV(b)	141,660
768	Aozora Bank Ltd.	31,338
6,211	Australia & New Zealand Banking Group Ltd.	138,804
24,225	Banco Bilbao Vizcaya Argentaria SA	201,544
37,761	Banco de Sabadell SA	78,885
40,881	Banco Santander SA	280,222
6,651	Bank Hapoalim BM	47,356
10,511	Bank Leumi Le-Israel BM	63,356
33,032	Bank of America Corp.	1,060,327
12,237	Bank of Ireland Group PLC*	114,320
1,672	Bank of Montreal	126,964
6,752	Bank of Queensland Ltd.	65,733
5,311	Bankia SA	25,255
3,984	Bankinter SA	43,787
10,677	Barclays PLC	31,066
1,529	BB&T Corp.	83,101
10,358	Bendigo & Adelaide Bank Ltd.	90,499
3,747	BNP Paribas SA	296,277
13,830	BOC Hong Kong Holdings Ltd.	69,502
6,852	CaixaBank SA	33,268
840	Canadian Imperial Bank of Commerce	76,721
627	CIT Group, Inc.	33,262

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Banks – (continued)
5,965	Citigroup, Inc.	$450,298
3,162	Citizens Financial Group, Inc.	137,515
469	Comerica, Inc.	45,596
2,274	Commerzbank AG*	35,135
2,488	Commonwealth Bank of Australia	146,437
8,734	Credit Agricole SA	149,659
4,699	Danske Bank A/S	188,597
9,078	DBS Group Holdings Ltd.	195,093
1,965	DNB ASA	38,544
356	East West Bancorp, Inc.	23,336
1,120	Erste Groupe Bank AG	56,948
3,618	Fifth Third Bancorp	119,575
404	First Republic Bank	37,491
5,356	Hang Seng Bank Ltd.	132,791
46,488	HSBC Holdings PLC	457,176
2,053	Huntington Bancshares, Inc.	32,232
15,549	ING Groep NV	272,854
60,555	Intesa Sanpaolo SpA	227,190
33,599	Intesa Sanpaolo SpA RSP	133,329
2,206	Japan Post Bank Co. Ltd.	30,081
13,214	JPMorgan Chase & Co.	1,526,217
980	KBC Group NV	91,828
2,729	KeyCorp	57,664
207,101	Lloyds Banking Group PLC	195,676
289	M&T Bank Corp.	54,864
5,588	Mebuki Financial Group, Inc.	22,401
5,206	Mediobanca Banca di Credito Finanziario SpA	62,122
22,999	Mitsubishi UFJ Financial Group, Inc.	161,997
2,319	Mizrahi Tefahot Bank Ltd.	42,746
54,426	Mizuho Financial Group, Inc.	100,501
6,554	National Australia Bank Ltd.	152,349
2,190	National Bank of Canada	106,257
9,462	Nordea Bank AB	107,372
18,519	Oversea-Chinese Banking Corp. Ltd.	181,220
2,040	People’s United Financial, Inc.	39,046
3,403	Raiffeisen Bank International AG*	131,846
6,679	Regions Financial Corp.	129,639
7,526	Resona Holdings, Inc.	42,636
5,184	Royal Bank of Canada	408,394
9,697	Royal Bank of Scotland Group PLC*	35,541
2,594	Shinsei Bank Ltd.	40,736
142	Signature Bank*	20,759
2,945	Skandinaviska Enskilda Banken AB	34,564
3,545	Societe Generale SA	201,426
2,445	Standard Chartered PLC*	27,108
4,311	Sumitomo Mitsui Financial Group, Inc.	186,329
730	Sumitomo Mitsui Trust Holdings, Inc.	29,315
2,367	SunTrust Banks, Inc.	165,311
2,514	Svenska Handelsbanken AB Class A	34,396
1,468	Swedbank AB Class A	36,847
12,056	The Bank of East Asia Ltd.	53,071
3,204	The Bank of Nova Scotia	198,502
1,813	The PNC Financial Services Group, Inc.	285,838
6,096	The Toronto-Dominion Bank	351,546
4,509	U.S. Bancorp	245,109

Common Stocks – (continued)
Banks – (continued)
9,016	United Overseas Bank Ltd.	188,857
14,823	Wells Fargo & Co.	865,811
8,001	Westpac Banking Corp.	189,610
2,341	Yamaguchi Financial Group, Inc.	28,258
1,285	Zions Bancorporation	70,637

		12,947,470

Beverages – 0.5%
643	Anheuser-Busch InBev SA	68,260
3,212	Asahi Group Holdings Ltd.	164,246
2,522	Brown-Forman Corp. Class B	176,010
2,967	Carlsberg A/S Class B	362,758
1,381	Coca-Cola Bottlers Japan Holdings, Inc.	52,281
1,772	Coca-Cola European Partners PLC	67,371
3,368	Coca-Cola HBC AG*	110,107
617	Constellation Brands, Inc. Class A	132,951
7,706	Davide Campari-Milano SpA	55,155
6,349	Diageo PLC	215,425
799	Dr. Pepper Snapple Group, Inc.	92,884
3,408	Heineken Holding NV	338,998
1,015	Heineken NV	105,398
5,599	Kirin Holdings Co. Ltd.	144,491
2,804	Molson Coors Brewing Co. Class B	213,805
2,162	Monster Beverage Corp.*	137,006
5,738	PepsiCo, Inc.	629,631
601	Pernod Ricard SA	98,985
268	Remy Cointreau SA	36,436
4,311	Suntory Beverage & Food Ltd.	200,033
10,595	The Coca-Cola Co.	457,916
3,825	Treasury Wine Estates Ltd.	51,670

		3,911,817

Biotechnology – 0.4%
4,658	AbbVie, Inc.	539,536
522	Alkermes PLC*	29,796
307	Alnylam Pharmaceuticals, Inc.*	36,889
2,636	Amgen, Inc.	484,418
951	Biogen, Inc.*	274,830
2,437	Celgene Corp.*	212,311
1,473	CSL Ltd.	185,508
5,813	Gilead Sciences, Inc.	457,658
1,739	Grifols SA	47,546
2,665	Seattle Genetics, Inc.*	143,910
5,795	Shire PLC	246,978
2,645	United Therapeutics Corp.*	306,423
2,240	Vertex Pharmaceuticals, Inc.*	371,907

		3,337,710

Building Products – 0.2%
827	A.O. Smith Corp.	53,085
1,102	Allegion PLC	92,689
1,881	Asahi Glass Co. Ltd.	77,686
1,388	Assa Abloy AB Class B	30,999
1,999	Cie de Saint-Gobain	113,141
472	Daikin Industries Ltd.	55,453
1,541	Fortune Brands Home & Security, Inc.	93,477

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value
Common Stocks – (continued)
Building Products – (continued)
107	Geberit AG	$48,306
848	Johnson Controls International PLC	31,266
1,162	Lennox International, Inc.	237,780
2,306	LIXIL Group Corp.	56,235
3,948	Masco Corp.	162,342
2,192	Owens Corning	178,210
671	TOTO Ltd.	35,266

		1,265,935

Capital Markets – 0.8%
20,020	3i Group PLC	257,518
1,028	Ameriprise Financial, Inc.	160,820
452	Amundi SA(b)	36,845
1,560	ASX Ltd.	70,186
258	BlackRock, Inc.	141,753
1,391	Brookfield Asset Management, Inc. Class A	53,929
1,337	Cboe Global Markets, Inc.	149,757
8,474	CI Financial Corp.	188,473
1,036	CME Group, Inc.	172,142
3,200	Daiwa Securities Group, Inc.	21,273
554	Deutsche Boerse AG	73,666
793	E*TRADE Financial Corp.*	41,418
3,366	Eaton Vance Corp.	178,162
767	Franklin Resources, Inc.	29,660
16,691	Hargreaves Lansdown PLC	394,802
3,984	Hong Kong Exchanges & Clearing Ltd.	142,715
1,186	IGM Financial, Inc.	36,221
1,843	Intercontinental Exchange, Inc.	134,686
1,654	Invesco Ltd.	53,821
13,176	Investec PLC	114,291
1,024	Julius Baer Group Ltd.*	66,512
35,483	Kingston Financial Group Ltd.	21,362
1,514	London Stock Exchange Group PLC	83,590
641	Macquarie Group Ltd.	51,071
913	Moody’s Corp.	152,361
6,036	Morgan Stanley	338,137
3,052	MSCI, Inc.	431,919
802	Nasdaq, Inc.	64,762
2,651	Natixis SA	22,709
9,976	Nomura Holdings, Inc.	60,728
537	Northern Trust Corp.	56,852
415	Partners Group Holding AG	300,784
580	Raymond James Financial, Inc.	53,772
2,835	S&P Global, Inc.	543,753
2,933	SBI Holdings, Inc.	67,024
1,966	Schroders PLC	92,705
2,910	SEI Investments Co.	211,935
27,017	Singapore Exchange Ltd.	153,089
2,819	St. James’s Place PLC	44,559
1,512	State Street Corp.	160,499
2,545	T. Rowe Price Group, Inc.	284,786
4,298	The Bank of New York Mellon Corp.	245,115
1,376	The Charles Schwab Corp.	72,956

Common Stocks – (continued)
Capital Markets – (continued)
615	Thomson Reuters Corp.	24,232
3,585	UBS Group AG*	67,935

		6,125,285

Chemicals – 0.5%
611	Air Liquide SA	76,318
432	Air Products & Chemicals, Inc.	69,461
1,142	Akzo Nobel NV	111,252
2,797	Arkema SA	365,005
4,293	Asahi Kasei Corp.	55,015
1,139	Axalta Coating Systems Ltd.*	35,081
1,224	BASF SE	127,871
480	Celanese Corp. Series A	48,413
1,411	CF Industries Holdings, Inc.	58,190
859	Chr Hansen Holding A/S	71,350
2,540	Clariant AG*	63,386
1,664	Covestro AG(b)	187,716
1,492	Croda International PLC	94,408
2,961	DowDuPont, Inc.	208,158
622	Eastman Chemical Co.	62,872
676	Ecolab, Inc.	88,184
84	EMS-Chemie Holding AG	53,545
757	Evonik Industries AG	27,873
781	FMC Corp.	61,293
230	Frutarom Industries Ltd.	21,051
44	Givaudan SA	100,050
292	International Flavors & Fragrances, Inc.	41,245
1,227	JSR Corp.	29,520
1,088	Kansai Paint Co. Ltd.	27,309
666	Koninklijke DSM NV	68,784
2,094	Kuraray Co. Ltd.	36,392
135	Linde AG*	29,956
1,475	LyondellBasell Industries NV Class A	159,625
11,481	Mitsubishi Chemical Holdings Corp.	115,831
1,891	Mitsubishi Gas Chemical Co., Inc.	46,770
2,131	Mitsui Chemicals, Inc.	64,664
2,113	Monsanto Co.	260,681
740	Nissan Chemical Industries Ltd.	29,222
1,285	Novozymes A/S Class B	66,042
601	PPG Industries, Inc.	67,576
495	Praxair, Inc.	74,126
497	Shin-Etsu Chemical Co. Ltd.	52,217
6	Sika AG	49,202
184	Solvay SA	25,217
8,509	Sumitomo Chemical Co. Ltd.	52,464
396	Symrise AG	32,115
2,992	Teijin Ltd.	58,760
274	The Sherwin-Williams Co.	110,033
5,058	Toray Industries, Inc.	51,087
2,381	Tosoh Corp.	49,222
946	Umicore SA	53,326
609	W.R. Grace & Co.	40,304

		3,678,182

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Commercial Services & Supplies – 0.2%
3,152	Babcock International Group PLC	$28,140
517	Cintas Corp.	88,231
1,467	Dai Nippon Printing Co. Ltd.	30,647
685	Edenred	24,034
634	ISS A/S	22,970
1,840	Republic Services, Inc.	123,611
8,933	Rollins, Inc.	449,062
611	Secom Co. Ltd.	43,698
2,815	Securitas AB Class B	48,365
974	Societe BIC SA	102,370
1,390	Stericycle, Inc.*	87,111
3,389	Toppan Printing Co. Ltd.	28,952
2,100	Waste Connections, Inc.	148,638
2,265	Waste Management, Inc.	195,515

		1,421,344

Communications Equipment – 0.2%
468	Arista Networks, Inc.*	126,238
12,474	Cisco Systems, Inc.	558,586
3,506	CommScope Holding Co., Inc.*	135,717
2,311	F5 Networks, Inc.*	343,230
7,207	Juniper Networks, Inc.	184,932
597	Motorola Solutions, Inc.	63,371
195	Palo Alto Networks, Inc.*	33,807
19,326	Telefonaktiebolaget LM Ericsson Class B	129,284

		1,575,165

Construction & Engineering – 0.2%
2,794	ACS Actividades de Construccion y Servicios SA	95,775
865	Boskalis Westminster	32,555
744	Bouygues SA	37,638
1,380	CIMIC Group Ltd.	49,777
1,851	Eiffage SA	200,374
2,883	Ferrovial SA	62,214
5,401	Fluor Corp.	307,317
267	HOCHTIEF AG	44,849
4,252	Jacobs Engineering Group, Inc.	259,627
11,931	Kajima Corp.	113,594
8,701	Obayashi Corp.	98,189
6,327	Shimizu Corp.	58,691
2,108	Taisei Corp.	106,839
2,101	Vinci SA	207,453

		1,674,892

Construction Materials – 0.0%
9,383	Boral Ltd.	56,347
1,961	CRH PLC	64,442
255	HeidelbergCement AG	25,589
581	Imerys SA	59,261
3,715	James Hardie Industries PLC	65,217
485	LafargeHolcim Ltd.*	28,271
808	Taiheiyo Cement Corp.	29,944

		329,071

Common Stocks – (continued)
Consumer Finance – 0.1%
5,416	Ally Financial, Inc.	151,106
2,914	American Express Co.	284,144
1,929	Capital One Financial Corp.	188,907
2,986	Credit Saison Co. Ltd.	51,256
2,380	Discover Financial Services	187,615
3,907	Synchrony Financial	142,176

		1,005,204

Containers & Packaging – 0.1%
1,988	Amcor Ltd.	21,310
877	Avery Dennison Corp.	103,618
2,380	Ball Corp.	95,081
2,106	Crown Holdings, Inc.*	104,963
628	International Paper Co.	37,423
373	Packaging Corp. of America	44,462
1,396	Sealed Air Corp.	59,148
3,509	Toyo Seikan Group Holdings Ltd.	51,954
3,584	WestRock Co.	235,684

		753,643

Distributors – 0.0%
1,849	Genuine Parts Co.	169,812
4,207	Jardine Cycle & Carriage Ltd.	117,239
2,148	LKQ Corp.*	84,803

		371,854

Diversified Consumer Services – 0.1%
801	Benesse Holdings, Inc.	28,672
13,563	H&R Block, Inc.	343,551

		372,223

Diversified Financial Services – 0.3%
5,140	AMP Ltd.	20,969
3,871	Berkshire Hathaway, Inc. Class B*	802,071
2,342	Challenger Ltd.	22,809
1,730	Eurazeo SA	165,112
1,908	EXOR NV	138,452
422	Groupe Bruxelles Lambert SA	48,181
4,639	Industrivarden AB Class C	110,665
1,449	Investor AB Class B	65,086
1,115	Kinnevik AB Class B	40,694
617	L E Lundbergforetagen AB Class B	46,036
5,238	Leucadia National Corp.	125,660
9,179	Mitsubishi UFJ Lease & Finance Co. Ltd.	58,089
5,492	Onex Corp.	402,998
4,807	ORIX Corp.	85,106
1,283	Pargesa Holding SA	113,262
9,266	Standard Life Aberdeen PLC	46,806
419	Wendel SA	72,618

		2,364,614

Diversified Telecommunication Services – 0.3%
13,358	AT&T, Inc.	484,895
691	BCE, Inc.	30,156

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value
Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
64,580	Bezeq The Israeli Telecommunication Corp. Ltd.	$98,729
10,831	BT Group PLC	35,744
1,432	CenturyLink, Inc.	25,303
3,789	Deutsche Telekom AG	60,877
17,134	HKT Trust and HKT Ltd.	21,894
109	Iliad SA	25,556
3,489	Nippon Telegraph & Telephone Corp.	162,052
3,302	Orange SA	55,864
215,396	PCCW Ltd.	122,378
1,051	Proximus SADP	33,746
10,320	Singapore Telecommunications Ltd.	26,260
16,532	Spark New Zealand Ltd.	39,943
132	Swisscom AG	71,275
11,265	TDC A/S	91,824
111,308	Telecom Italia SpA*	99,898
133,676	Telecom Italia SpA RSP	101,797
6,216	Telefonica Deutschland Holding AG	28,609
9,891	Telefonica SA	96,001
2,333	Telenor ASA	52,356
8,289	Telia Co. AB	39,153
10,275	Telstra Corp. Ltd.	26,502
916	TELUS Corp.	33,065
7,321	Verizon Communications, Inc.	349,505
1,245	Zayo Group Holdings, Inc.*	44,633

		2,258,015

Electric Utilities – 0.5%
2,445	Alliant Energy Corp.	94,499
2,410	American Electric Power Co., Inc.	158,048
45,702	AusNet Services	60,103
1,705	Chubu Electric Power Co., Inc.	23,165
4,091	CLP Holdings Ltd.	41,378
2,538	Duke Energy Corp.	191,213
1,414	Edison International	85,674
10,837	EDP – Energias de Portugal SA	36,225
801	Emera, Inc.	25,849
1,442	Endesa SA	30,271
24,646	Enel SpA	143,064
1,260	Entergy Corp.	95,533
2,277	Eversource Energy	129,789
7,695	Exelon Corp.	285,023
11,459	FirstEnergy Corp.	370,470
2,520	Fortis, Inc.	82,344
1,235	Fortum Oyj	27,125
64,798	HK Electric Investments & HK Electric Investments Ltd.(b)	60,775
1,250	Hydro One Ltd.(b)	20,018
12,630	Iberdrola SA	92,948
2,790	Kyushu Electric Power Co., Inc.	31,213
24,980	Mercury NZ Ltd.	57,037
1,576	NextEra Energy, Inc.	239,789
1,527	OGE Energy Corp.	47,856
1,144	Orsted A/S(b)	71,395
2,788	PG&E Corp.	114,559
773	Pinnacle West Capital Corp.	59,490

Common Stocks – (continued)
Electric Utilities – (continued)
3,362	Power Assets Holdings Ltd.	28,524
2,203	PPL Corp.	63,116
3,390	SSE PLC	56,969
4,676	Terna Rete Elettrica Nazionale SpA	25,918
2,554	The Chugoku Electric Power Co., Inc.	29,803
12,562	The Kansai Electric Power Co., Inc.	152,582
2,250	The Southern Co.	96,885
2,189	Tohoku Electric Power Co., Inc.	28,607
31,593	Tokyo Electric Power Co. Holdings., Inc*	120,862
927	Westar Energy, Inc.	45,173
3,176	Xcel Energy, Inc.	137,457

		3,460,749

Electrical Equipment – 0.2%
2,427	ABB Ltd.	58,730
1,181	Acuity Brands, Inc.(a)	168,387
1,589	AMETEK, Inc.	120,351
1,548	Eaton Corp. PLC	124,924
757	Emerson Electric Co.	53,793
945	Legrand SA	74,086
2,082	Mitsubishi Electric Corp.	35,118
619	Nidec Corp.	98,848
351	OSRAM Licht AG	27,714
2,843	Prysmian SpA	89,278
525	Rockwell Automation, Inc.	94,920
834	Schneider Electric SE	72,282
1,209	Sensata Technologies Holding NV*(a)	63,908
1,193	Vestas Wind Systems A/S	86,219

		1,168,558

Electronic Equipment, Instruments & Components – 0.2%
1,884	Amphenol Corp. Class A	172,179
687	Arrow Electronics, Inc.*	56,045
802	Avnet, Inc.	34,245
1,341	CDW Corp.	97,799
2,009	Cognex Corp.	107,903
2,085	Corning, Inc.	60,632
3,046	Flex Ltd.*	55,133
798	FLIR Systems, Inc.	39,182
577	Hamamatsu Photonics KK	22,945
270	Hirose Electric Co. Ltd.	40,128
19,936	Hitachi Ltd.	150,758
1,037	Ingenico Group SA	89,970
352	IPG Photonics Corp.*	86,465
312	Keyence Corp.	188,947
1,392	Kyocera Corp.	82,099
2,616	Nippon Electric Glass Co. Ltd.	79,020
1,594	Omron Corp.	93,811
901	Shimadzu Corp.	23,080
903	TE Connectivity Ltd.	93,090
821	Trimble, Inc.*	31,140
1,225	Yaskawa Electric Corp.	56,346
2,373	Yokogawa Electric Corp.	47,837

		1,708,754

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Energy Equipment & Services – 0.0%
485	Halliburton Co.	$22,513
2,634	National Oilwell Varco, Inc.	92,427
1,273	Schlumberger Ltd.	83,560

		198,500

Equity Real Estate Investment Trusts (REITs) – 0.4%
385	Alexandria Real Estate Equities, Inc.	46,704
1,481	American Tower Corp.	206,348
22,935	Ascendas Real Estate Investment Trust	45,675
313	AvalonBay Communities, Inc.	48,834
359	Boston Properties, Inc.	42,674
1,213	Camden Property Trust	96,688
38,276	CapitaLand Commercial Trust	49,707
18,162	CapitaLand Mall Trust	27,642
1,428	Crown Castle International Corp.	157,166
12	Daiwa House REIT Investment Corp.	28,916
3,142	Dexus	22,552
526	Digital Realty Trust, Inc.	52,937
1,206	Duke Realty Corp.	29,873
325	Equinix, Inc.	127,432
1,337	Equity Residential	75,179
311	Essex Property Trust, Inc.	69,611
694	Extra Space Storage, Inc.	59,025
434	Fonciere Des Regions	45,280
191	Gecina SA	33,449
9,524	Goodman Group	60,224
7,251	Hammerson PLC	44,443
1,007	HCP, Inc.	21,791
9,339	Host Hotels & Resorts, Inc.	173,332
453	ICADE	43,807
1,029	Invitation Homes, Inc.	22,381
731	Iron Mountain, Inc.	22,997
13	Japan Prime Realty Investment Corp.	44,745
7	Japan Real Estate Investment Corp.	36,347
23	Japan Retail Fund Investment Corp.	44,256
1,038	Klepierre SA	42,761
3,410	Land Securities Group PLC	43,333
1,355	Liberty Property Trust	53,197
8,463	Link REIT	71,944
1,246	Mid-America Apartment Communities, Inc.	106,932
17,738	Mirvac Group	29,045
664	National Retail Properties, Inc.	24,727
7	Nippon Building Fund, Inc.	38,052
22	Nippon Prologis REIT, Inc.	49,899
19	Nomura Real Estate Master Fund, Inc.	26,024
1,618	Prologis, Inc.	98,180
174	Public Storage	33,833
820	Realty Income Corp.	40,328
871	SBA Communications Corp.*	136,982
7,784	Scentre Group	23,113
15,243	Segro PLC	119,652
203	Simon Property Group, Inc.	31,163
514	SL Green Realty Corp.	49,817
1,180	SmartCentres Real Estate Investment Trust	27,036

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
25,680	Suntec Real Estate Investment Trust	38,134
5,457	The British Land Co. PLC	46,956
5,319	The GPT Group	19,520
1,681	UDR, Inc.	56,515
196	Unibail-Rodamco SE	45,604
32	United Urban Investment Corp.	50,501
1,111	Ventas, Inc.	53,684
6,258	VEREIT, Inc.	42,867
13,371	Vicinity Centres	25,643
481	Vornado Realty Trust	31,972
589	Welltower, Inc.	30,922
985	Weyerhaeuser Co.	34,505

		3,302,856

Food & Staples Retailing – 0.8%
1,618	AEON Co. Ltd.	27,259
829	Alimentation Couche-Tard, Inc. Class B	40,306
3,041	Carrefour SA	69,718
1,743	Casino Guichard Perrachon SA	94,418
576	Colruyt SA	31,076
2,512	Costco Wholesale Corp.	479,541
4,496	CVS Health Corp.	304,514
15,218	Empire Co. Ltd. Class A	281,780
1,551	FamilyMart UNY Holdings Co. Ltd.	116,966
2,020	George Weston Ltd.	165,148
1,271	ICA Gruppen AB	45,343
46,421	J Sainsbury PLC	165,015
8,360	Jeronimo Martins SGPS SA	173,412
14,585	Koninklijke Ahold Delhaize NV	327,463
2,203	Lawson, Inc.	143,819
2,492	Loblaw Cos. Ltd.	128,018
3,533	METRO AG	68,905
2,075	Metro, Inc.	65,458
1,109	Seven & i Holdings Co. Ltd.	46,292
3,703	Sundrug Co. Ltd.	170,745
5,781	Sysco Corp.	344,837
34,088	Tesco PLC	98,632
1,177	The Jean Coutu Group PJC, Inc. Class A	22,280
13,546	The Kroger Co.	367,368
1,061	Tsuruha Holdings, Inc.	153,623
6,611	Walgreens Boots Alliance, Inc.	455,432
11,472	Walmart, Inc.	1,032,595
6,733	Wesfarmers Ltd.	215,334
55,897	Wm Morrison Supermarkets PLC	173,684
16,348	Woolworths Group Ltd.	349,352

		6,158,333

Food Products – 0.6%
1,460	Ajinomoto Co., Inc.	26,640
7,268	Archer-Daniels-Midland Co.	301,767
2,613	Associated British Foods PLC	94,198
51	Barry Callebaut AG	100,641
1,070	Bunge Ltd.	80,710
4,072	Calbee, Inc.	135,595
1,929	Campbell Soup Co.	83,043

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value
Common Stocks – (continued)
Food Products – (continued)
4	Chocoladefabriken Lindt & Spruengli AG	$23,931
2,155	Conagra Brands, Inc.	77,860
2,698	Danone SA	215,183
1,357	General Mills, Inc.	68,596
960	Hormel Foods Corp.	31,162
1,671	Ingredion, Inc.	218,299
1,052	Kellogg Co.	69,642
546	Kerry Group PLC Class A	54,589
1,294	Kikkoman Corp.	51,253
10,225	Marine Harvest ASA	196,960
487	McCormick & Co., Inc.	52,002
1,488	MEIJI Holdings Co. Ltd.	108,572
1,952	Mondelez International, Inc. Class A	85,693
8,181	Nestle SA	649,989
2,615	Nisshin Seifun Group, Inc.	51,638
638	Nissin Foods Holdings Co. Ltd.	43,411
12,174	Orkla ASA	133,478
3,979	Saputo, Inc.	127,166
3,048	The Hershey Co.	299,497
2,158	The J.M. Smucker Co.	272,555
1,130	The Kraft Heinz Co.	75,767
1,029	Toyo Suisan Kaisha Ltd.	40,116
2,859	Tyson Foods, Inc. Class A	212,652
90,939	WH Group Ltd.(b)	112,001
743	Yakult Honsha Co. Ltd.	53,170
6,942	Yamazaki Baking Co. Ltd.	135,095

		4,282,871

Gas Utilities – 0.1%
1,107	Atmos Energy Corp.	89,102
1,672	Gas Natural SDG SA	38,254
45,744	Hong Kong & China Gas Co. Ltd.	90,484
6,687	Osaka Gas Co. Ltd.	131,888
1,411	Tokyo Gas Co. Ltd.	35,255
4,283	UGI Corp.	184,555

		569,538

Health Care Equipment & Supplies – 0.7%
4,946	Abbott Laboratories	298,392
1,548	Align Technology, Inc.*	406,381
2,702	Baxter International, Inc.	183,169
1,067	Becton Dickinson & Co.	236,895
1,621	BioMerieux	124,690
4,451	Boston Scientific Corp.*	121,334
2,255	Cochlear Ltd.	320,048
1,033	Coloplast A/S Class B	87,299
1,049	Danaher Corp.	102,571
884	DENTSPLY SIRONA, Inc.	49,557
1,152	Edwards Lifesciences Corp.*	153,988
505	Essilor International Cie Generale d’Optique SA	66,138
8,964	Fisher & Paykel Healthcare Corp. Ltd.	88,894
5,044	Getinge AB Class B	63,502
699	Hologic, Inc.*	27,142
4,195	Hoya Corp.	220,553
1,855	IDEXX Laboratories, Inc.*	347,312

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
597	Intuitive Surgical, Inc.*	254,591
3,560	Koninklijke Philips NV	135,675
2,302	Medtronic PLC	183,907
2,636	Olympus Corp.	105,425
435	ResMed, Inc.	41,442
16,117	Smith & Nephew PLC	281,384
658	Sonova Holding AG	102,849
277	Straumann Holding AG	186,597
1,628	Stryker Corp.	263,996
1,268	Sysmex Corp.	104,810
354	Teleflex, Inc.	88,440
542	Terumo Corp.	29,067
422	The Cooper Cos., Inc.	97,279
1,393	Varian Medical Systems, Inc.*	166,241
1,757	William Demant Holding A/S*	62,793
346	Zimmer Biomet Holdings, Inc.	40,222

		5,042,583

Health Care Providers & Services – 0.6%
1,137	Aetna, Inc.	201,317
5,005	Alfresa Holdings Corp.	111,876
415	AmerisourceBergen Corp.	39,491
1,746	Anthem, Inc.	410,973
788	Cardinal Health, Inc.	54,537
1,846	Centene Corp.*	187,221
1,517	Cigna Corp.	297,165
2,001	DaVita, Inc.*	144,112
3,870	Envision Healthcare Corp.*	148,995
3,097	Express Scripts Holding Co.*	233,669
1,059	Fresenius Medical Care AG & Co. KGaA	111,730
1,225	Fresenius SE & Co. KGaA	99,535
819	HCA Healthcare, Inc.	81,286
2,177	Henry Schein, Inc.*	144,096
1,257	Humana, Inc.	341,678
915	Laboratory Corp. of America Holdings*	158,020
1,077	McKesson Corp.	160,721
20,585	Mediclinic International PLC	167,069
2,532	Medipal Holdings Corp.	51,501
1,131	Quest Diagnostics, Inc.	116,549
1,218	Sonic Healthcare Ltd.	22,978
2,624	Suzuken Co. Ltd.	106,831
4,111	UnitedHealth Group, Inc.	929,744
606	Universal Health Services, Inc. Class B	69,205

		4,390,299

Health Care Technology – 0.0%
1,241	Cerner Corp.*	79,623
2,157	M3, Inc.	83,625
969	Veeva Systems, Inc. Class A*	67,539

		230,787

Hotels, Restaurants & Leisure – 0.6%
557	Accor SA	32,104
3,787	Aramark	157,956
9,543	Aristocrat Leisure Ltd.	181,415

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
3,584	Carnival Corp.	$239,805
1,714	Carnival PLC	112,809
5,513	Compass Group PLC	117,125
2,134	Crown Resorts Ltd.	22,214
1,214	Darden Restaurants, Inc.	111,919
1,981	Domino’s Pizza, Inc.	440,594
7,494	Flight Centre Travel Group Ltd.	335,204
9,745	Galaxy Entertainment Group Ltd.	84,543
69,250	Genting Singapore PLC	60,164
1,290	Hilton Worldwide Holdings, Inc.	104,219
881	InterContinental Hotels Group PLC	56,767
1,018	Las Vegas Sands Corp.	74,121
1,669	Marriott International, Inc. Class A	235,680
2,877	McDonald’s Corp.	453,818
2,051	McDonald’s Holdings Co. Japan Ltd.	91,513
1,620	Melco Resorts & Entertainment Ltd. ADR	44,469
1,436	Oriental Land Co. Ltd.	139,537
341	Restaurant Brands International, Inc.	19,986
1,933	Royal Caribbean Cruises Ltd.	244,718
29,593	Shangri-La Asia Ltd.	66,063
365,294	SJM Holdings Ltd.	347,960
4,303	Starbucks Corp.	245,701
11,539	Tabcorp Holdings Ltd.	41,332
1,565	TUI AG	33,078
262	Vail Resorts, Inc.	53,938
412	Whitbread PLC	21,958
1,316	Wyndham Worldwide Corp.	152,366
28,328	Wynn Macau Ltd.	98,723
324	Wynn Resorts Ltd.	54,270
3,822	Yum! Brands, Inc.	311,034

		4,787,103

Household Durables – 0.3%
11,138	Barratt Developments PLC	82,314
2,678	Berkeley Group Holdings PLC	141,725
1,747	D.R. Horton, Inc.	73,199
5,303	Electrolux AB Series B	174,097
354	Garmin Ltd.	20,971
2,075	Husqvarna AB Class B	22,144
630	Leggett & Platt, Inc.	27,380
1,568	Lennar Corp. Class A	88,717
286	Mohawk Industries, Inc.*	68,606
4,909	Nikon Corp.	99,705
51	NVR, Inc.*	145,002
2,772	Panasonic Corp.	43,149
4,757	Persimmon PLC	170,056
2,771	PulteGroup, Inc.	77,782
336	Rinnai Corp.	30,036
464	SEB SA	94,657
2,616	Sekisui Chemical Co. Ltd.	49,012
2,400	Sekisui House Ltd.	41,854
1,396	Sharp Corp.*	48,493
4,300	Sony Corp.	216,677
67,647	Taylor Wimpey PLC	172,386
21,544	Techtronic Industries Co. Ltd.	135,168

Common Stocks – (continued)
Household Durables – (continued)
3,439	Toll Brothers, Inc.	150,731
161	Whirlpool Corp.	26,151

		2,200,012

Household Products – 0.3%
1,274	Church & Dwight Co., Inc.	62,668
5,825	Colgate-Palmolive Co.	401,750
702	Henkel AG & Co. KGaA	89,451
2,120	Kimberly-Clark Corp.	235,150
13,451	Lion Corp.	251,440
764	Reckitt Benckiser Group PLC	60,643
809	Spectrum Brands Holdings, Inc.	79,856
2,377	The Clorox Co.	306,823
6,069	The Procter & Gamble Co.	476,538
3,231	Unicharm Corp.	90,200

		2,054,519

Independent Power and Renewable Electricity Producers – 0.0%
13,464	AES Corp.	146,354
779	Electric Power Development Co. Ltd.	19,752
10,375	Meridian Energy Ltd.	20,962
3,172	Vistra Energy Corp.*	60,109

		247,177

Industrial Conglomerates – 0.2%
2,763	3M Co.	650,714
6,959	CK Hutchison Holdings Ltd.	86,975
514	DCC PLC	46,779
6,174	General Electric Co.	87,115
2,035	Honeywell International, Inc.	307,509
1,508	Jardine Matheson Holdings Ltd.	98,246
727	Jardine Strategic Holdings Ltd.	28,957
1,316	Keihan Holdings Co. Ltd.	41,104
3,408	Keppel Corp. Ltd.	20,407
30,405	NWS Holdings Ltd.	57,112
415	Roper Technologies, Inc.	114,162
731	Siemens AG	95,791
1,522	Smiths Group PLC	33,234

		1,668,105

Insurance – 1.1%
9,671	Admiral Group PLC	244,996
14,984	Aegon NV	104,027
2,062	Aflac, Inc.	183,271
692	Ageas	36,233
33,980	AIA Group Ltd.	281,986
75	Alleghany Corp.*	45,461
1,725	Allianz SE	400,702
1,444	American Financial Group, Inc.	162,883
1,261	American International Group, Inc.	72,306
1,218	Aon PLC	170,910
761	Arch Capital Group Ltd.*	67,151
1,480	Arthur J. Gallagher & Co.	102,283
5,801	Assicurazioni Generali SpA	108,521
855	Assurant, Inc.	73,077

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
2,623	Athene Holding Ltd. Class A*	$123,832
11,276	Aviva PLC	78,112
7,034	AXA SA	220,298
633	Axis Capital Holdings Ltd.	31,232
696	Baloise Holding AG	109,496
1,034	Brighthouse Financial, Inc.*	56,115
1,539	Chubb Ltd.	218,415
707	Cincinnati Financial Corp.	52,735
4,820	CNP Assurances	116,806
1,727	Dai-ichi Life Holdings, Inc.	33,817
5,948	Direct Line Insurance Group PLC	31,282
123	Everest Re Group Ltd.	29,550
90	Fairfax Financial Holdings Ltd.	43,987
2,843	FNF Group	113,521
1,168	Gjensidige Forsikring ASA	21,312
3,181	Great-West Lifeco, Inc.	83,938
464	Hannover Rueck SE	63,113
2,271	Industrial Alliance Insurance & Financial Services, Inc.	96,259
13,711	Insurance Australia Group Ltd.	86,640
598	Intact Financial Corp.	46,253
2,347	Japan Post Holdings Co. Ltd.	28,281
50,954	Legal & General Group PLC	183,558
1,790	Lincoln National Corp.	136,344
2,455	Loews Corp.	121,105
4,720	Manulife Financial Corp.	89,824
14,635	Mapfre SA	49,107
85	Markel Corp.*	94,520
3,940	Marsh & McLennan Cos., Inc.	327,099
48,741	Medibank Pvt. Ltd.	119,288
2,200	MetLife, Inc.	101,618
2,066	MS&AD Insurance Group Holdings, Inc.	63,755
310	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	69,319
2,655	NN Group NV	118,362
20,644	Old Mutual PLC	72,106
5,015	Poste Italiane SpA(b)	43,058
5,911	Power Corp. of Canada	140,082
4,248	Power Financial Corp.	110,901
967	Principal Financial Group, Inc.	60,273
2,276	Prudential Financial, Inc.	241,984
7,552	Prudential PLC	189,231
1,141	Reinsurance Group of America, Inc.	175,474
316	RenaissanceRe Holdings Ltd.	40,537
7,210	RSA Insurance Group PLC	62,529
961	Sampo Oyj Class A	54,388
970	SCOR SE	41,125
878	Sompo Holdings, Inc.	33,580
2,301	Sun Life Financial, Inc.	94,787
12,316	Suncorp Group Ltd.	128,578
352	Swiss Life Holding AG*	127,115
514	Swiss Re AG	52,297
2,802	The Allstate Corp.	258,513
2,693	The Hartford Financial Services Group, Inc.	142,325
3,629	The Progressive Corp.	208,958

Common Stocks – (continued)
Insurance – (continued)
1,664	The Travelers Cos., Inc.	231,296
1,019	Tokio Marine Holdings, Inc.	46,682
843	Torchmark Corp.	71,967
1,633	Tryg A/S	38,732
26,718	UnipolSai Assicurazioni SpA	64,079
2,418	Unum Group	123,221
1,820	W.R. Berkley Corp.	124,452
576	Willis Towers Watson PLC	90,950
458	Zurich Insurance Group AG	150,588

		8,432,508

Internet & Direct Marketing Retail – 0.5%
1,425	Amazon.com, Inc.*	2,155,241
199	Booking Holdings, Inc.*	404,774
594	Expedia, Inc.	62,471
4,726	Liberty Interactive Corp. QVC Group Class A*	136,440
1,879	Netflix, Inc.*	547,503
8,591	Start Today Co. Ltd.	221,906
5,144	TripAdvisor, Inc.*(a)	206,172
4,343	Zalando SE*(b)	247,162

		3,981,669

Internet Software & Services – 0.8%
2,743	Akamai Technologies, Inc.*	185,043
1,112	Alphabet, Inc. Class A*	1,227,559
1,175	Alphabet, Inc. Class C*	1,298,058
68,088	Auto Trader Group PLC(b)	341,449
6,444	eBay, Inc.*	276,190
8,778	Facebook, Inc. Class A*	1,565,293
16,636	Kakaku.com, Inc.	281,331
334	MercadoLibre, Inc.	129,582
4,620	Mixi, Inc.	186,354
988	REA Group Ltd.	58,835
514	Shopify, Inc. Class A*	71,100
1,791	Twitter, Inc.*	57,061
583	United Internet AG	39,520
990	VeriSign, Inc.*(a)	114,860

		5,832,235

IT Services – 0.9%
3,343	Accenture PLC Class A	538,256
1,078	Alliance Data Systems Corp.	259,755
2,509	Amadeus IT Group SA	184,200
2,899	Atos SE	381,360
1,421	Automatic Data Processing, Inc.	163,870
715	Broadridge Financial Solutions, Inc.	71,772
1,648	Capgemini SE	205,415
525	CGI Group, Inc. Class A*	30,685
3,185	Cognizant Technology Solutions Corp. Class A	261,234
3,588	Computershare Ltd.	49,300
3,637	DXC Technology Co.	372,938
2,412	Fidelity National Information Services, Inc.	234,398
1,312	Fiserv, Inc.*	188,128

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
IT Services – (continued)
107	FleetCor Technologies, Inc.*	$21,393
15,287	Fujitsu Ltd.	91,227
680	Gartner, Inc.*	77,119
850	Global Payments, Inc.	96,381
3,286	International Business Machines Corp.	512,057
1,218	Jack Henry & Associates, Inc.	142,871
2,106	Leidos Holdings, Inc.	133,331
3,045	MasterCard, Inc. Class A	535,189
1,418	Nomura Research Institute Ltd.	63,509
9,143	NTT Data Corp.	94,496
489	Obic Co. Ltd.	40,579
564	Otsuka Corp.	52,281
969	Paychex, Inc.	63,111
3,106	PayPal Holdings, Inc.*	246,647
5,952	Sabre Corp.	136,717
2,018	Square, Inc. Class A*	92,929
3,032	The Western Union Co.	60,094
3,244	Total System Services, Inc.	285,310
4,477	Visa, Inc. Class A	550,402
662	Wirecard AG	78,771
2,037	Worldpay, Inc. Class A*	165,567

		6,481,292

Leisure Products – 0.1%
2,504	Bandai Namco Holdings, Inc.	80,860
2,082	Hasbro, Inc.	198,977
2,342	Mattel, Inc.	37,238
745	Polaris Industries, Inc.	84,922
1,332	Sankyo Co. Ltd.	47,752
4,378	Sega Sammy Holdings, Inc.	63,512

		513,261

Life Sciences Tools & Services – 0.2%
1,994	Agilent Technologies, Inc.	136,768
68	Eurofins Scientific SE	38,326
248	Illumina, Inc.*	56,549
1,961	IQVIA Holdings, Inc.*	192,825
238	Lonza Group AG*	60,300
602	Mettler-Toledo International, Inc.*	370,964
779	QIAGEN NV*	26,073
1,106	Thermo Fisher Scientific, Inc.	230,690
543	Waters Corp.*	111,120

		1,223,615

Machinery – 0.4%
3,432	AGCO Corp.	228,571
474	ANDRITZ AG	27,500
1,519	Atlas Copco AB Class A	64,614
899	Atlas Copco AB Class B	33,988
1,361	Caterpillar, Inc.	210,451
5,974	CNH Industrial NV	80,392
564	Cummins, Inc.	94,848
743	Daifuku Co. Ltd.	48,472
970	Deere & Co.	156,044
281	Dover Corp.	28,128
435	FANUC Corp.	109,921

Common Stocks – (continued)
Machinery – (continued)
1,909	Fortive Corp.	146,611
1,813	Hitachi Construction Machinery Co. Ltd.	76,807
461	IDEX Corp.	63,065
773	Illinois Tool Works, Inc.	124,793
1,730	Ingersoll-Rand PLC	153,624
449	KION Group AG	38,294
1,466	Komatsu Ltd.	53,157
727	Kone Oyj Class B	37,647
1,984	Kurita Water Industries Ltd.	60,642
1,436	Makita Corp.	67,932
365	MAN SE	41,621
2,259	MINEBEA MITSUMI, Inc.	51,094
1,068	Nabtesco Corp.	45,853
281	PACCAR, Inc.	20,117
401	Parker-Hannifin Corp.	71,567
666	Pentair PLC	45,748
2,397	Sandvik AB	44,374
442	Schindler Holding AG	101,724
74	SMC Corp.	30,842
867	Snap-on, Inc.	138,044
423	Stanley Black & Decker, Inc.	67,337
1,082	Sumitomo Heavy Industries Ltd.	42,150
218	The Middleby Corp.*	26,215
1,145	THK Co. Ltd.	49,417
3,159	Volvo AB Class B	59,395
238	WABCO Holdings, Inc.*	32,837
342	Wartsila Oyj Abp	24,062
870	Xylem, Inc.	64,885
117,215	Yangzijiang Shipbuilding Holdings Ltd.	132,276

		2,995,059

Marine – 0.0%
1,874	Kuehne & Nagel International AG	305,769

Media – 0.4%
696	Axel Springer SE	62,671
500	Charter Communications, Inc. Class A*	170,965
13,906	Comcast Corp. Class A	503,536
4,284	Discovery Communications, Inc. Class A*(a)	104,187
4,640	Discovery Communications, Inc. Class C*	106,627
300	Liberty Broadband Corp. Class C*	26,364
826	Liberty Global PLC Class A*	25,722
1,092	Liberty Global PLC Series C*	32,793
1,690	Liberty Media Corp.-Liberty SiriusXM Class A*	70,895
3,270	Liberty Media Corp.-Liberty SiriusXM Class C*	136,555
1,349	Live Nation Entertainment, Inc.*	60,435
3,025	News Corp. Class A	48,793
857	Omnicom Group, Inc.	65,329
2,167	Pearson PLC	21,823
1,440	Publicis Groupe SA	108,301
2,174	RTL Group*	190,383
5,282	Schibsted ASA Class B	128,317

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value
Common Stocks – (continued)
Media – (continued)
374	Scripps Networks Interactive, Inc. Class A	$33,608
1,116	Shaw Communications, Inc. Class B	21,603
10,998	Sirius XM Holdings, Inc.(a)	69,067
177	Telenet Group Holding NV*	12,134
3,448	The Walt Disney Co.	355,696
2,154	Time Warner, Inc.	200,236
637	Twenty-First Century Fox, Inc. Class A	23,454
4,715	Viacom, Inc. Class B	157,198
8,405	WPP PLC	160,957

		2,897,649

Metals & Mining – 0.4%
19,703	Alumina Ltd.	33,663
10,530	Anglo American PLC	255,022
5,810	Antofagasta PLC	69,072
2,775	ArcelorMittal*	94,224
8,188	BHP Billiton Ltd.	192,273
5,188	BHP Billiton PLC	105,321
20,845	BlueScope Steel Ltd.	259,447
933	Boliden AB	32,989
30,263	Fortescue Metals Group Ltd.	116,391
821	Franco-Nevada Corp.	57,531
13,255	Freeport-McMoRan, Inc.*	246,543
47,507	Glencore PLC*	249,823
1,202	JFE Holdings, Inc.	27,633
829	Maruichi Steel Tube Ltd.	25,980
3,317	Newcrest Mining Ltd.	54,434
2,363	Newmont Mining Corp.	90,267
1,136	Nippon Steel & Sumitomo Metal Corp.	26,858
7,371	Norsk Hydro ASA	49,526
428	Randgold Resources Ltd.	34,500
1,668	Rio Tinto Ltd.	103,413
4,519	Rio Tinto PLC	242,240
40,952	South32 Ltd.	103,409
2,916	Steel Dynamics, Inc.	134,865
1,086	Sumitomo Metal Mining Co. Ltd.	50,432
6,384	Teck Resources Ltd. Class B	182,585
808	voestalpine AG	46,612

		2,885,053

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
5,922	AGNC Investment Corp.	106,241
23,134	Annaly Capital Management, Inc.	232,034

		338,275

Multi-Utilities – 0.3%
1,409	AGL Energy Ltd.	23,708
2,254	Ameren Corp.	122,392
651	Atco Ltd. Class I	21,429
1,249	Canadian Utilities Ltd. Class A	32,987
4,511	CenterPoint Energy, Inc.	122,023
67,620	Centrica PLC	132,668
2,740	CMS Energy Corp.	116,313
2,589	Consolidated Edison, Inc.	193,890
2,273	Dominion Energy, Inc.	168,361

Common Stocks – (continued)
Multi-Utilities – (continued)
1,347	DTE Energy Co.	135,751
8,052	E.ON SE	81,643
4,904	Engie SA	76,485
685	Innogy SE(b)	27,320
6,058	National Grid PLC	61,309
2,888	NiSource, Inc.	66,799
2,428	Public Service Enterprise Group, Inc.	117,588
2,581	RWE AG*	51,301
2,039	SCANA Corp.	80,887
1,032	Sempra Energy	112,467
1,523	Suez	20,917
2,846	Veolia Environnement SA	69,124
2,178	WEC Energy Group, Inc.	130,506

		1,965,868

Multiline Retail – 0.4%
283	Canadian Tire Corp. Ltd. Class A	38,460
2,818	Dollar General Corp.	266,555
2,037	Dollar Tree, Inc.*	209,078
2,244	Dollarama, Inc.	261,176
1,702	Isetan Mitsukoshi Holdings Ltd.	19,969
7,060	Kohl’s Corp.	466,595
14,948	Macy’s, Inc.	439,621
61,337	Marks & Spencer Group PLC	248,391
3,704	Next PLC	247,019
6,641	Nordstrom, Inc.	340,750
864	Ryohin Keikaku Co. Ltd.	295,856
5,820	Target Corp.	438,886

		3,272,356

Oil, Gas & Consumable Fuels – 0.7%
1,186	AltaGas Ltd.	24,419
1,033	Andeavor	92,577
32,071	BP PLC	208,454
1,573	Caltex Australia Ltd.	42,640
12,734	Cameco Corp.	112,335
12,114	Cenovus Energy, Inc.	88,174
3,731	Chevron Corp.	417,573
812	ConocoPhillips	44,100
1,129	Enagas SA	29,365
1,173	Enbridge, Inc.	37,305
3,938	Eni SpA	65,390
487	EOG Resources, Inc.	49,391
8,890	Exxon Mobil Corp.	673,329
1,304	Galp Energia SGPS SA	23,487
7,135	HollyFrontier Corp.	305,592
8,830	Husky Energy, Inc.*	116,568
1,635	Idemitsu Kosan Co. Ltd.	62,091
1,547	Imperial Oil Ltd.	41,894
1,678	Inpex Corp.	20,079
7,964	JXTG Holdings, Inc.	47,771
2,404	Kinder Morgan, Inc.	38,945
2,530	Marathon Petroleum Corp.	162,072
361	Neste Oyj	26,431
770	Occidental Petroleum Corp.	50,512
2,202	OMV AG	125,202

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
375	ONEOK, Inc.	$21,124
6,269	Origin Energy Ltd.*	43,501
948	Pembina Pipeline Corp.	30,482
925	Phillips 66	83,592
5,459	Repsol SA	96,992
12,285	Royal Dutch Shell PLC Class A	387,974
7,185	Royal Dutch Shell PLC Class B	227,902
18,598	Santos Ltd.*	71,261
2,441	Showa Shell Sekiyu K.K.	31,341
5,726	Snam SpA	25,633
5,090	Statoil ASA	115,856
1,165	Suncor Energy, Inc.	38,349
1,137	The Williams Cos., Inc.	31,563
5,772	TOTAL SA	328,304
863	TransCanada Corp.	37,326
5,791	Valero Energy Corp.	523,622

		5,000,518

Paper & Forest Products – 0.1%
1,631	Mondi PLC	42,428
16,187	Oji Holdings Corp.	105,487
3,139	Stora Enso Oyj Class R	55,436
3,938	UPM-Kymmene Oyj	134,734
3,061	West Fraser Timber Co. Ltd.	213,211

		551,296

Personal Products – 0.4%
1,713	Beiersdorf AG	187,443
4,066	Kao Corp.	296,797
2,034	Kose Corp.	378,377
1,453	L’Oreal SA	312,424
6,158	Pola Orbis Holdings, Inc.	258,169
6,379	Shiseido Co. Ltd.	382,556
3,661	The Estee Lauder Cos., Inc. Class A	506,829
6,034	Unilever NV	315,796
6,193	Unilever PLC	318,433

		2,956,824

Pharmaceuticals – 1.1%
1,967	Allergan PLC	303,351
16,074	Astellas Pharma, Inc.	236,142
2,990	AstraZeneca PLC	195,702
3,608	Bayer AG	421,040
7,013	Bristol-Myers Squibb Co.	464,261
757	Chugai Pharmaceutical Co. Ltd.	39,016
1,128	Daiichi Sankyo Co. Ltd.	39,946
3,753	Eli Lilly & Co.	289,056
13,099	GlaxoSmithKline PLC	234,914
1,229	H. Lundbeck A/S	64,358
2,171	Ipsen SA	318,029
245	Jazz Pharmaceuticals PLC*	35,476
9,963	Johnson & Johnson	1,293,994
6,196	Merck & Co., Inc.	335,947
1,133	Merck KGaA	112,904
1,084	Mitsubishi Tanabe Pharma Corp.	23,089
8,588	Mylan NV*	346,268

Common Stocks – (continued)
Pharmaceuticals – (continued)
4,023	Novartis AG	335,606
6,866	Novo Nordisk A/S Class B	355,184
4,146	Orion Oyj Class B	135,034
2,431	Perrigo Co. PLC	198,029
15,429	Pfizer, Inc.	560,227
2,657	Recordati SpA	94,986
2,019	Roche Holding AG	466,349
3,152	Sanofi	248,850
1,686	Sumitomo Dainippon Pharma Co. Ltd.	25,652
267	Taisho Pharmaceutical Holdings Co. Ltd.	24,227
2,487	Takeda Pharmaceutical Co. Ltd.	141,015
19,254	Teva Pharmaceutical Industries Ltd. ADR	360,435
261	UCB SA	21,560
9,543	Valeant Pharmaceuticals International, Inc.*	156,249
3,528	Zoetis, Inc.	285,274

		8,162,170

Professional Services – 0.3%
1,385	Adecco Group AG	111,259
864	Bureau Veritas SA	22,638
9,869	Capita PLC	23,813
354	CoStar Group, Inc.*	121,114
1,741	Experian PLC	37,168
1,986	IHS Markit Ltd.*	93,441
997	Intertek Group PLC	67,230
1,611	ManpowerGroup, Inc.	190,839
5,776	Persol Holdings Co. Ltd.	147,874
1,163	Randstad Holding NV	82,871
9,651	Recruit Holdings Co. Ltd.	233,385
7,538	RELX NV	154,625
9,094	RELX PLC	186,458
6,966	Robert Half International, Inc.	397,550
4,795	SEEK Ltd.	74,881
119	SGS SA	302,014
270	Teleperformance	38,449
689	Verisk Analytics, Inc.*	70,409
1,629	Wolters Kluwer NV	82,515

		2,438,533

Real Estate Management & Development – 0.3%
8,178	CapitaLand Ltd.	22,238
1,424	CBRE Group, Inc. Class A*	66,572
6,747	City Developments Ltd.	64,511
15,949	CK Asset Holdings Ltd.	137,038
502	Daito Trust Construction Co. Ltd.	83,136
1,741	Daiwa House Industry Co. Ltd.	64,501
1,555	Deutsche Wohnen SE	64,126
1,343	First Capital Realty, Inc.	20,901
17,600	Hang Lung Group Ltd.	59,431
7,910	Henderson Land Development Co. Ltd.	51,105
3,755	Hysan Development Co. Ltd.	21,701
2,237	Jones Lang LaSalle, Inc.	359,284
25,316	Kerry Properties Ltd.	114,435
4,527	LendLease Group	62,153
1,562	Mitsubishi Estate Co. Ltd.	27,225

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value
Common Stocks – (continued)
Real Estate Management & Development – (continued)
880	Mitsui Fudosan Co. Ltd.	$21,052
25,527	New World Development Co. Ltd.	38,607
600	Sumitomo Realty & Development Co. Ltd.	21,731
4,745	Sun Hung Kai Properties Ltd.	78,715
11,387	Swire Pacific Ltd. Class A	114,466
12,673	Swire Properties Ltd.	43,183
496	Swiss Prime Site AG*	46,268
1,422	Tokyo Tatemono Co. Ltd.	21,966
26,452	Tokyu Fudosan Holdings Corp.	194,614
8,776	UOL Group Ltd.	55,989
2,379	Vonovia SE	108,457
3,680	Wharf Real Estate Investment Co. Ltd.*	25,016
15,294	Wheelock & Co. Ltd.	110,864

		2,099,285

Road & Rail – 0.2%
7,423	Aurizon Holdings Ltd.	26,121
804	Canadian National Railway Co.	62,205
160	Canadian Pacific Railway Ltd.	28,616
396	Central Japan Railway Co.	73,552
1,040	CSX Corp.	55,869
1,403	DSV A/S	109,888
626	East Japan Railway Co.	58,726
1,598	Hankyu Hanshin Holdings, Inc.	59,539
726	J.B. Hunt Transport Services, Inc.	86,082
392	Kansas City Southern	40,392
901	Keio Corp.	39,343
634	Keisei Electric Railway Co. Ltd.	20,663
1,129	Kintetsu Group Holdings Co. Ltd.	43,317
1,010	Kyushu Railway Co.	31,031
16,015	MTR Corp. Ltd.	84,523
2,023	Nagoya Railroad Co. Ltd.	51,593
1,295	Nippon Express Co. Ltd.	86,586
687	Norfolk Southern Corp.	95,548
154	Old Dominion Freight Line, Inc.	21,394
1,623	Tobu Railway Co. Ltd.	49,976
1,864	Tokyu Corp.	29,719
1,694	Union Pacific Corp.	220,643
1,196	West Japan Railway Co.	82,923

		1,458,249

Semiconductors & Semiconductor Equipment – 0.7%
12,946	Advanced Micro Devices, Inc.*(a)	156,776
701	Analog Devices, Inc.	63,195
6,200	Applied Materials, Inc.	357,058
7,149	ASM Pacific Technology Ltd.	101,685
884	ASML Holding NV	172,401
968	Broadcom Ltd.	238,573
266	Disco Corp.	62,000
1,102	Infineon Technologies AG	29,823
18,321	Intel Corp.	903,042
934	KLA-Tencor Corp.	105,832
1,233	Lam Research Corp.	236,563
5,355	Marvell Technology Group Ltd.	125,789
1,545	Maxim Integrated Products, Inc.	94,152

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
533	Microchip Technology, Inc.	47,400
9,364	Micron Technology, Inc.*	457,057
2,755	NVIDIA Corp.	666,710
892	Qorvo, Inc.*	71,993
1,147	QUALCOMM, Inc.	74,555
267	Rohm Co. Ltd.	28,044
1,582	Skyworks Solutions, Inc.	172,834
5,879	STMicroelectronics NV	133,702
1,590	Sumco Corp.	42,062
5,601	Texas Instruments, Inc.	606,868
374	Tokyo Electron Ltd.	73,081
488	Xilinx, Inc.	34,770

		5,055,965

Software – 1.3%
1,263	Activision Blizzard, Inc.	92,363
2,629	Adobe Systems, Inc.*	549,803
1,080	ANSYS, Inc.*	172,735
585	Autodesk, Inc.*	68,720
1,885	BlackBerry Ltd.*	22,872
7,894	CA, Inc.	277,079
9,264	Cadence Design Systems, Inc.*	359,165
888	CDK Global, Inc.	60,988
457	Check Point Software Technologies Ltd.*	47,478
1,323	Citrix Systems, Inc.*	121,716
546	Constellation Software, Inc.	353,415
1,049	Dassault Systemes SE	135,333
6,191	Dell Technologies, Inc. Class V*	459,929
2,645	Electronic Arts, Inc.*	327,186
2,732	Fortinet, Inc.*	137,884
2,755	Intuit, Inc.	459,699
740	Konami Holdings Corp.	38,971
3,697	LINE Corp.*	149,269
1,082	Micro Focus International PLC	30,528
27,240	Microsoft Corp.	2,554,295
1,373	Nexon Co. Ltd.*	49,472
249	Nice Ltd.	24,055
195	Nintendo Co. Ltd.	88,893
11,539	Oracle Corp.	600,951
1,950	Red Hat, Inc.*	287,430
3,523	salesforce.com, Inc.*	409,549
2,323	SAP SE	242,427
1,212	ServiceNow, Inc.*	195,144
2,380	Splunk, Inc.*	221,816
2,163	SS&C Technologies Holdings, Inc.	107,112
3,568	Symantec Corp.	93,803
2,098	Synopsys, Inc.*	177,638
740	Take-Two Interactive Software, Inc.*	82,784
24,544	The Sage Group PLC	232,728
712	Trend Micro, Inc.	40,159
3,645	Ubisoft Entertainment SA*	299,751
1,096	VMware, Inc. Class A*	144,398
225	Workday, Inc. Class A*	28,501

		9,746,039

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – 0.9%
782	ABC-Mart, Inc.	$49,571
2,802	Advance Auto Parts, Inc.	320,128
2,138	AutoNation, Inc.*	107,349
419	AutoZone, Inc.*	278,518
6,274	Best Buy Co., Inc.	454,489
707	Dufry AG*	101,423
494	Fast Retailing Co. Ltd.	194,770
12,539	Hennes & Mauritz AB Class B	206,895
1,336	Hikari Tsushin, Inc.	192,075
9,608	Industria de Diseno Textil SA	290,893
16,408	Kingfisher PLC	80,757
5,737	L Brands, Inc.	283,006
4,809	Lowe’s Cos., Inc.	430,838
1,117	Nitori Holdings Co. Ltd.	187,449
1,135	O’Reilly Automotive, Inc.*	277,156
4,756	Ross Stores, Inc.	371,396
832	Shimamura Co. Ltd.	98,921
12,217	The Gap, Inc.	385,813
5,569	The Home Depot, Inc.	1,015,062
5,595	The TJX Cos., Inc.	462,595
2,236	Tiffany & Co.	225,925
4,950	Tractor Supply Co.	321,403
1,433	Ulta Salon, Cosmetics & Fragrance, Inc.*	291,401
1,398	USS Co. Ltd.	28,695
9,671	Yamada Denki Co. Ltd.	61,037

		6,717,565

Technology Hardware, Storage & Peripherals – 0.6%
20,261	Apple, Inc.	3,608,889
2,837	Brother Industries Ltd.	70,554
4,852	Canon, Inc.	184,904
3,575	FUJIFILM Holdings Corp.	148,978
2,219	Hewlett Packard Enterprise Co.	41,251
7,694	HP, Inc.	179,963
7,226	Konica Minolta, Inc.	66,357
692	NetApp, Inc.	41,901
3,417	Seagate Technology PLC	182,468
1,638	Seiko Epson Corp.	31,259
2,328	Western Digital Corp.	202,629
1,624	Xerox Corp.	49,240

		4,808,393

Textiles, Apparel & Luxury Goods – 0.7%
1,219	adidas AG	270,086
6,586	Asics Corp.	104,093
15,421	Burberry Group PLC	323,607
1,397	Cie Financiere Richemont SA	122,504
755	Hermes International	406,028
3,717	HUGO BOSS AG	330,849
281	Kering SA	131,865
4,469	Lululemon Athletica, Inc.*	362,436
3,955	Luxottica Group SpA	237,191
1,380	LVMH Moet Hennessy Louis Vuitton SE	412,754
6,510	Michael Kors Holdings Ltd.*	409,674
6,517	NIKE, Inc. Class B	436,834
888	Pandora A/S	92,588

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
693	PVH Corp.	99,986
3,435	Ralph Lauren Corp.	363,560
5,058	Tapestry, Inc.	257,503
929	The Swatch Group AG	137,086
14,206	Under Armour, Inc. Class A*(a)	235,535
16,637	Under Armour, Inc. Class C*(a)	250,387
3,938	VF Corp.	293,657

		5,278,223

Thrifts & Mortgage Finance – 0.0%
6,974	New York Community Bancorp, Inc.	94,986

Tobacco – 0.2%
4,180	Altria Group, Inc.	263,131
3,643	British American Tobacco PLC	215,019
3,314	Imperial Brands PLC	118,983
1,790	Japan Tobacco, Inc.	50,795
6,156	Philip Morris International, Inc.	637,454
5,574	Swedish Match AB	236,768

		1,522,150

Trading Companies & Distributors – 0.4%
707	AerCap Holdings NV*	35,074
348	Brenntag AG	21,693
1,428	Bunzl PLC	38,327
5,876	Fastenal Co.	321,535
3,548	Ferguson PLC	250,043
752	Finning International, Inc.	20,031
5,308	HD Supply Holdings, Inc.*	192,415
12,208	Itochu Corp.	234,669
24,929	Marubeni Corp.	189,941
6,267	MISUMI Group, Inc.	180,168
5,256	Mitsubishi Corp.	147,248
8,528	Mitsui & Co. Ltd.	154,561
2,680	Rexel SA	47,069
8,510	Sumitomo Corp.	149,282
2,508	Toyota Tsusho Corp.	92,859
3,556	Travis Perkins PLC	62,908
1,954	W.W. Grainger, Inc.	511,069

		2,648,892

Transportation Infrastructure – 0.1%
5,300	Abertis Infraestructuras SA	126,475
238	Aena SME SA(b)	48,336
538	Aeroports de Paris	108,786
1,424	Atlantia SpA	43,743
951	Fraport AG Frankfurt Airport Services Worldwide	97,042
4,911	Kamigumi Co. Ltd.	107,334
641	Macquarie Infrastructure Corp.	25,961
8,347	Sydney Airport	42,407
7,243	Transurban Group	64,551

		664,635

Water Utilities – 0.0%
1,363	American Water Works Co., Inc.	108,168
1,671	Severn Trent PLC	39,134

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares		Description	Value
Common Stocks – (continued)
Water Utilities – (continued)
	4,329	United Utilities Group PLC	$39,638

			186,940

Wireless Telecommunication Services – 0.1%
	493	1&1 Drillisch AG	37,901
	5,028	KDDI Corp.	123,474
	600	Millicom International Cellular SA	39,911
	4,149	NTT DOCOMO, Inc.	106,141
	1,258	Rogers Communications, Inc. Class B	56,684
	578	SoftBank Group Corp.	47,625
	3,751	Sprint Corp.*	19,468
	34,455	StarHub Ltd.	64,734
	1,459	T-Mobile US, Inc.*	88,430
	4,670	Tele2 AB Class B	55,235
	74,392	Vodafone Group PLC	207,970

			847,573

	TOTAL COMMON STOCKS
	(Cost $174,219,873)		$195,799,570

Shares		Rate	Value
Preferred Stocks – 0.1%
Auto Components – 0.0%
	Schaeffler AG
EUR	3,344	3.720%	$54,166

Automobiles – 0.0%
	Bayerische Motoren Werke AG
	313	4.790	28,264
	Porsche Automobil Holding SE
	276	1.520	22,991
	Volkswagen AG
EUR	114	1.300	22,177

			73,432

Chemicals – 0.1%
	FUCHS PETROLUB SE
	3,146	1.870	178,033

	TOTAL PREFERRED STOCKS – 0.1%
	(Cost $284,071)		$305,631

Principal Amount		Maturity Date	Expiration Date	Value
Right* – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
	Woodside Petroleum Ltd.
AUD	96	03/07/18		160
	(Cost $0)

Shares	Description	Value
Exchange Traded Funds – 59.5%
636,293	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)(c)	$23,161,065
1,948,044	iShares Core MSCI Emerging Markets ETF	112,850,189
1,399,334	iShares MSCI EAFE ETF	98,331,200
760,193	iShares MSCI EAFE Small-Cap ETF	49,610,195
649,223	Vanguard S&P 500 ETF	161,877,263

TOTAL EXCHANGE TRADED FUNDS
(Cost $372,131,188)		$445,829,912

Shares	Distribution Rate	Value
Investment Company(c) – 9.6%
Goldman Sachs Financial Square Government Fund – Institutional Shares
71,903,133	1.262%	$71,903,133
(Cost $71,903,133)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $618,538,265)		$713,838,406

Securities Lending Reinvestment Vehicle(c) – 0.3%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,871,972	1.262%	1,871,972
(Cost $1,871,972)

TOTAL INVESTMENTS – 95.6%
(Cost $620,410,237)		$715,710,378

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.4%		33,320,779

NET ASSETS – 100.0%		$749,031,157

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,337,735, which represents approximately 0.2% of net assets as of February 28, 2018. The liquidity determination is uaudited.
(c)	Represents affiliated funds.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ADR	—American Depositary Receipt
BP	—British Pound Offered Rate
ETF	—Exchange Traded Fund
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain
Morgan Stanley & Co. International PLC	ILS	80,000	USD	22,962	$23,028	03/21/18	$66
	JPY	396,000,000	USD	3,683,589	3,717,536	03/22/18	33,947
	USD	1,168,012	AUD	1,490,000	1,157,304	03/21/18	10,707
	USD	3,454,483	CAD	4,410,000	3,438,173	03/21/18	16,309
	USD	821,840	CHF	770,000	816,957	03/21/18	4,883
	USD	240,106	DKK	1,450,000	237,986	03/21/18	2,120
	USD	3,501,318	EUR	2,840,000	3,470,659	03/21/18	30,659
	USD	1,830,238	GBP	1,310,000	1,805,315	03/21/18	24,924
	USD	3,929,652	HKD	30,670,000	3,921,500	03/21/18	8,151
	USD	11,552	ILS	40,000	11,514	03/21/18	38
	USD	83,094	NOK	650,000	82,367	03/21/18	727
	USD	21,924	NZD	30,000	21,632	03/21/18	293
	USD	303,993	SEK	2,475,000	299,167	03/21/18	4,826
	USD	97,220	SGD	128,638	97,111	03/05/18	110
	USD	159,507	SGD	210,000	158,566	03/21/18	941
TOTAL							$138,701

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss
Morgan Stanley & Co. International PLC	AUD	1,150,000	USD	898,193	893,221	03/21/18	$(4,971)
	CHF	1,270,000	USD	1,356,731	1,347,448	03/21/18	(9,283)
	DKK	1,620,000	USD	267,957	265,888	03/21/18	(2,069)
	EUR	3,570,000	USD	4,396,879	4,362,764	03/21/18	(34,114)
	GBP	2,140,000	USD	2,983,454	2,949,140	03/21/18	(34,314)
	HKD	2,710,000	USD	346,605	346,504	03/21/18	(101)
	NOK	650,000	USD	82,749	82,367	03/21/18	(381)
	NZD	40,000	USD	29,299	28,842	03/21/18	(457)
	SEK	2,850,000	USD	351,897	344,496	03/21/18	(7,401)
	SGD	200,000	USD	151,238	151,015	03/21/18	(223)
	USD	6,841,031	AUD	9,050,000	7,029,264	03/21/18	(188,233)
	USD	8,649,300	CHF	8,490,000	9,007,746	03/21/18	(358,447)
	USD	1,955,971	DKK	12,250,000	2,010,575	03/21/18	(54,604)
	USD	34,676,563	EUR	29,200,000	35,684,236	03/21/18	(1,007,673)
	USD	18,913,761	GBP	14,075,000	19,396,795	03/21/18	(483,034)
	USD	285,802	ILS	1,000,000	287,848	03/21/18	(2,046)
	USD	77,059	JPY	8,226,418	77,122	03/05/18	(63)
	USD	28,876,353	JPY	3,214,000,000	30,172,121	03/22/18	(1,295,768)
	USD	708,408	NOK	5,850,000	741,307	03/21/18	(32,899)
	USD	179,418	NZD	260,000	187,473	03/21/18	(8,055)
	USD	2,902,881	SEK	24,300,000	2,937,276	03/21/18	(34,395)
	USD	1,403,462	SGD	1,890,000	1,427,094	03/21/18	(23,632)
TOTAL							$(3,582,163)

FUTURES CONTRACTS — At February 28, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Russell 2000 Mini Index	990	03/16/18	$74,804,400	$(784,490)
S&P Toronto Stock Exchange 60 Index	100	03/15/18	14,225,374	(641,910)
TOTAL				$(1,426,400)

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At February 28, 2018, the Fund had the following purchased options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
Eurodollar Futures	$97.63	06/18/2018	917	$2,292,500	$275,100	$1,296,200	$(1,021,100)
Eurodollar Futures	97.38	09/17/2018	579	1,447,500	351,019	1,118,625	(767,606)
Eurodollar Futures	97.25	12/17/2018	448	1,120,000	291,200	857,947	(566,747)
Eurodollar Futures	97.13	03/18/2019	732	1,830,000	594,750	1,784,903	(1,190,153)
Eurodollar Futures	96.88	06/17/2019	594	1,485,000	694,238	1,711,335	(1,017,097)
Eurodollar Futures	96.75	09/16/2019	628	1,570,000	847,800	1,982,676	(1,134,876)
Eurodollar Futures	97.75	03/19/2018	1,162	2,905,000	399,437	1,546,909	(1,147,472)
Eurodollar Futures	98.38	03/19/2018	71	177,500	444	116,723	(116,279)
Eurodollar Futures	97.50	06/18/2018	2,101	5,252,500	1,208,075	3,130,091	(1,922,016)
Eurodollar Futures	98.25	06/18/2018	33	82,500	206	31,426	(31,220)
Eurodollar Futures	98.38	06/18/2018	99	247,500	619	178,261	(177,642)
Eurodollar Futures	98.13	09/17/2018	80	200,000	1,500	89,185	(87,685)
Eurodollar Futures	98.25	09/17/2018	112	280,000	1,400	229,174	(227,774)
Eurodollar Futures	98.00	12/17/2018	104	260,000	4,550	130,240	(125,690)
Eurodollar Futures	98.13	12/17/2018	120	300,000	3,750	266,792	(263,042)
Eurodollar Futures	99.00	12/17/2018	3,240	8,100,000	20,250	250,484	(230,234)
Eurodollar Futures	97.88	03/18/2019	99	247,500	10,519	143,779	(133,260)
Eurodollar Futures	98.00	03/18/2019	141	352,500	10,575	296,584	(286,009)
Eurodollar Futures	99.00	03/18/2019	5,264	13,160,000	32,900	372,335	(339,435)
Eurodollar Futures	97.75	06/17/2019	166	415,000	29,050	357,871	(328,821)
Eurodollar Futures	99.00	06/17/2019	2,194	5,485,000	27,425	180,981	(153,556)
Eurodollar Futures	97.75	09/16/2019	337	842,500	75,825	211,404	(135,579)
Eurodollar Futures	96.50	12/16/2019	182	455,000	320,775	553,245	(232,470)
Total Calls			19,403		$5,201,407	$16,837,170	$(11,635,763)
Puts
Eurodollar Futures	100.00	03/16/2020	2,101	5,252,500	15,074,674	12,104,528	2,970,146
TOTAL PURCHASED OPTIONS CONTRACTS			21,504		$20,276,081	$28,941,698	$(8,665,617)

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Statement of Assets and Liabilities

February 28, 2018 (Unaudited)

Assets:
Investments of unaffiliated issuers, at value (cost $525,293,482)	$618,774,208
Investments of affiliated issuers, at value (cost $93,244,783)	95,064,198
Investments in securities lending reinvestment vehicle — affiliated issuer, at value cost (1,871,972)(a)	1,871,972
Purchased options (cost $28,941,698)	20,276,081
Cash	10,150,450
Foreign currencies, at value (cost $80,689)	79,334
Unrealized gain on forward foreign currency exchange contracts	138,701
Receivables:
Collateral on certain derivative contracts(b)	6,838,645
Fund shares sold	2,520,000
Investments sold	1,718,076
Dividends and interest	376,170
Foreign tax reclaims	29,915
Reimbursement from investment adviser	15,144
Securities lending income	2,575
Other assets	4,077
Total assets	757,859,546

Liabilities:
Unrealized loss on forward foreign currency exchange contracts	3,582,163
Variation margin on futures contracts	1,576,496
Payables:
Payable upon return of securities loaned	1,871,972
Investments purchased	1,771,088
Distribution and Service fees and Transfer Agency fees	11,180
Accrued expenses	15,490
Total liabilities	8,828,389

Net Assets:
Paid-in capital	660,876,928
Undistributed net investment income	803,921
Accumulated net realized gain	5,606,696
Net unrealized gain	81,743,612
NET ASSETS	$749,031,157
Shares Outstanding $0.001 par value (unlimited number of shares authorized):	63,337,976
Institutional	11.83

(a)	Includes loaned securities having a market value of $1,825,772.
(b)	Includes amount segregated for initial margin and/or collateral on futures transactions and forward foreign currency transactions of $678,645 and $6,160,000 respectively.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Statement of Operations

For the Six Months Ended February 28, 2018 (Unaudited)

Investment income:
Dividends — unaffiliated issuers (net of foreign withholding taxes of $42,556)	$6,228,748
Dividends — affiliated issuers	436,136
Interest — unaffiliated issuers	5,950
Securities lending income — affiliated issuer	10,196
Total investment income	6,681,030

Expenses:
Management fees	1,009,428
Custody, accounting and administrative services	105,939
Transfer Agency fees	67,295
Professional fees	48,905
Printing and mailing costs	20,147
Trustee fees	9,174
Registration fees	8,489
Prime Broker fees	1,019
Other	13,299
Total expenses	1,283,695
Less — expense reductions	(1,090,451)
Net expenses	193,244
NET INVESTMENT INCOME	6,487,786

Realized and unrealized gain (loss):
Net realized gain from:
Investments — unaffiliated issuers	4,011,878
Purchased options	(702,535)
Futures contracts	4,289,535
Forward foreign currency exchange contracts	(338,813)
Foreign currency transactions	97,850
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	39,481,895
Investments — affiliated issuers	1,819,415
Purchased options	(7,290,306)
Futures contracts	(678,298)
Forward foreign currency exchange contracts	(1,935,346)
Foreign currency translation	(26,988)
Net realized and unrealized gain	38,728,287
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,216,073

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Period November 1, 2016 – August 31, 2017*	For the Fiscal Year Ended October 31, 2016
From operations:
Net investment income	$6,487,786	$5,810,389	$2,689,429
Net realized gain (loss)	7,357,915	12,228,659	(1,188,397)
Net change in unrealized gain	31,370,372	44,582,819	2,992,072
Net increase in net assets resulting from operations	45,216,073	62,621,867	4,493,104

Distributions to shareholders:
From net investment income	(8,851,460)	(3,930,110)	(1,511,756)
From net realized gains	(12,636,251)	—	(327,168)
Total distributions to shareholders	(21,487,711)	(3,930,110)	(1,838,924)

From share transactions:
Proceeds from sales of shares	357,075,005	410,869,272	44,950,010
Reinvestment of distributions	21,487,711	3,930,110	1,838,924
Cost of shares redeemed	(95,330,488)	(175,666,473)	(42,181,348)
Net increase in net assets resulting from share transactions	283,232,228	239,132,909	4,607,586
TOTAL INCREASE	306,960,590	297,824,666	7,261,766

Net assets:
Beginning of period	442,070,567	144,245,901	136,984,135
End of period	$749,031,157	$442,070,567	$144,245,901
Undistributed net investment income	$803,921	$3,167,595	$1,076,187

*	The Fund changed its fiscal year end from October 31 to August 31.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From Investment operations			Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - Institutional Shares	$11.33	$0.11	$0.74	$0.85	$(0.14)	$(0.21)	$(0.35)

FOR THE PERIOD NOVEMBER 1, 2016 – AUGUST 31,*
2017 - Institutional Shares	9.84	0.15	1.54	1.69	(0.20)	—	(0.20)

FOR THE FISCAL YEAR ENDED OCTOBER 31,
2016 - Institutional Shares	9.68	0.18	0.11	0.29	(0.11)	(0.02)	(0.13)

FOR THE PERIOD ENDED OCTOBER 31,
2015 - Institutional Shares (Commenced April 30, 2015)	10.00	0.05	(0.37)	(0.32)	—	—	—

*	The Fund changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Expense ratios exclude the expenses of the other investment companies and exchange traded funds in which the Fund invests.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(e)	Annualized.
(f)	Portfolio turnover rounds to less than 0.5%.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets(c)		Ratio of total expenses to average net assets(c)		Ratio of net investment income to average net assets		Portfolio turnover rate(d)

$11.83	7.55%	$749,031	0.07	%(e)	0.38	%(e)	1.92	%(e)	17%

11.33	17.43	442,071	0.10	(e)	0.42	(e)	1.71	(e)	44

9.84	3.08	144,246	0.17		0.48		1.90		37

9.68	(3.20)	136,984	0.37	(e)	0.68	(e)	1.04	(e)	—	(f)

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Notes to Financial Statements

February 28, 2018 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Goldman Sachs Global Managed Beta Fund (the “Fund”) is a diversified fund that currently offers one class of shares — Institutional Shares. Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of the REIT.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Expenses — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

30

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are

31

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if, any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund if any, is noted in the Schedule of Investments.

iii.  Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent

32

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of February 28, 2018:

GLOBAL MANAGED BETA

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$323,788	$—
Asia	1,203,184	23,893,426	—
Australia and Oceania	—	5,033,296	—
Europe	3,064,498	42,591,858	—
North America	119,436,710	359,787	—
South America	129,582	69,072	—
Rights	—	160	—
Exchange Traded Funds	445,829,912	—	—
Investment Company	71,903,133	—	—
Securities Lending Reinvestment Vehicle	1,871,972	—	—
Total	$643,438,991	$72,271,387	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$138,701	$—
Options Purchased	20,276,081	—	—
Total	$20,276,081	$138,701	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(3,582,163)	$—
Futures Contracts	(1,426,400)	—	—
Total	$(1,426,400)	$(3,582,163)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting purposes) as of February 28, 2018. These instruments were used as part of the Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of

33

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Interest	Purchased options, at value	$20,276,081	—	$—
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	138,701	Payable for unrealized loss on forward foreign currency exchange contracts	(3,582,163)
Equity	—	—	Variation margin on future contracts(a)	(1,426,400)
Total		$(20,414,782)		$(5,008,563)

(a)	Represents unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of February 28, 2018 is reported within the Statement of Assets and Liabilities.

The following tables set forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2018. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement of Operations:

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest	Net realized gain (loss) from purchased options/ Net unrealized gain (loss) on purchased options	$(702,535)	$(7,290,306)	24
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net unrealized gain (loss) on forward foreign currency exchange contracts	(338,813)	(1,935,346)	35
Equity	Net unrealized gain (loss) on futures contracts/ Net unrealized gain (loss) on futures contracts	4,289,535	(678,298)	1,065
Total		$3,248,187	$(9,903,950)	1,124

(a)	Average number of contracts is based on the average of month end balances for the six months ended February 28, 2018.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Additionally, the Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

34

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

4. INVESTMENTS IN DERIVATIVES (continued)

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that GSAM believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of 0.30% of the Fund’s average daily net assets.

GSAM has agreed to waive all management fees payable by the Fund, except those management fees it earns from the Fund’s investment of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (the “Government Money Market Fund”). This arrangement will remain in place through at least December 29, 2018 and prior to such date GSAM may not terminate this arrangement without the approval of the Trustees. For the period ended February 28, 2018, GSAM waived $1,009,428 in management fees.

B.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at an annual rate of 0.02% of the average daily net assets of Institutional Shares.

C.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Fund is 0.204%. For the period ended February 28, 2018, the Fund did not have any other expense reimbursements from GSAM.

The Fund invests in Institutional Shares of the Government Money Market Fund and the shares of the Goldman Sachs ActiveBeta Emerging Markets Equity ETF Fund, which are affiliated Underlying Funds. GSAM has agreed to reduce or limit “Other Expenses” in an amount equal to the management fee it earns as an investment adviser to any of the affiliated funds in which the Fund invests. For the period ended February 28, 2018, GSAM waived $81,023 of the Fund’s management fee.

These Other Expense limitations will remain in place through at least December 29, 2018, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above.

35

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

D.  Line of Credit Facility — As of February 28, 2018, the Fund participated in a $1,100,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the period ended February 28, 2018, the Fund did not have any borrowings under the facility.

E.  Other Transactions with Affiliates — The table below shows the transaction in and earnings from investments in the Underlying Funds for the period ended February 28, 2018:

Underlying Fund	Beginning Value as of 8/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized gain (loss)	Change in unrealized gain (loss)	Ending Value as of 2/28/2018	Shares as of 2/28/2018	Dividend Income
Goldman Sachs Financial Square Government Fund	$33,972,216	$140,791,701	$(102,860,784)	—	—	$71,903,133	71,903,133	$305,682
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	—	21,341,650	—	—	1,819,415	23,161,065	636,293	130,454

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2018, were $ 330,658,570 and $ 102,642,526 respectively.

7. SECURITIES LENDING

The Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at its last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Fund invests the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% (prior to February 21, 2018, GSAM may have received a management fee of up to 0.205%) on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Fund by paying the Fund an amount equal to the market value of the securities

36

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

7. SECURITIES LENDING (continued)

loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Fund’s overnight and continuous agreements represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2018 are disclosed as “Payable upon return of securities loaned” on the Statement of Assets and Liabilities.

Both the Fund and BNYM received compensation relating to the lending of the Fund’s securities. The amounts earned by the Fund for the six months ended February 28, 2018, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Fund’s investment in the Government Money Market Fund for the six months ended February 28, 2018.

Beginning value as of August 31, 2017	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2018
$635,996	$10,433,886	$9,197,910	$1,871,972

8. TAX INFORMATION

As of the Fund’s most recent fiscal year end August 31, 2017 the Fund’s certain timing differences on a tax basis were as follows:

Timing differences (Straddle Deferral)	$(46,343)

As of February 28, 2018, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$619,354,221
Gross unrealized gain	99,689,227
Gross unrealized loss	(3,333,070)
Net unrealized gains (losses) on securities	$96,356,157

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark-to market gains/losses on regulated futures and options contracts and net mark-to-market gain/loss on foreign currency contracts. GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

37

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

9. OTHER RISKS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If the Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, it will subject the Fund, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Sector Risk — To the extent the Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

38

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Period Ended August 31, 2017(a)		For the Fiscal Year Ended October 31, 2016
	Shares	Dollars	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	30,470,004	$357,075,005	39,914,366	$410,869,272	4,638,241	$44,950,010
Reinvestment of distributions	1,818,458	21,487,711	393,011	3,930,110	195,312	1,838,924
Shares redeemed	(7,967,688)	(95,330,488)	(15,947,066)	(175,666,473)	(4,329,302)	(42,181,348)
NET INCREASE	24,320,774	$283,232,228	24,360,311	$239,132,909	504,251	$4,607,586

(a)	The Fund changed its fiscal year end from October 31 to August 31.

39

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Fund Expenses — Six Month Period Ended February, 28, 2018 (Unaudited)

As a shareholder of Institutional Shares of the Fund, you incur ongoing costs and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2017 through February 28, 2018, which represents a period of 181 days out of 365 day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs

Share Class	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*
Institutional
Actual	1,000.00	1,075.50		0.36
Hypothetical 5% return	1,000.00	1,024.45	+	0.35

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2018. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period was 0.07%.

40

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.29 trillion in assets under supervision as of December 31, 2017, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund
∎	Total Emerging Markets Income Fund[4]

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund[5]
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund[6]
∎	Concentrated Growth Fund[7]
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund[8]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund[9]
∎	International Equity ESG Fund[10]
∎	Asia Equity Fund
∎	Emerging Markets Equity Fund
∎	N-11 Equity Fund
∎	ESG Emerging Markets Equity Fund

Select Satellite

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund[11]
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Absolute Return Multi-Asset Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Equity Growth Strategy Portfolio
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date 2020 Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
∎	Tactical Exposure Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on December 26, 2017, the Goldman Sachs Dynamic Emerging Markets Debt Fund was renamed the Goldman Sachs Total Emerging Markets Income Fund.
[5]	Effective on June 20, 2017, the Goldman Sachs Growth and Income Fund was renamed the Goldman Sachs Equity Income Fund.
[6]	Effective after the close of business on August 31, 2017, the Goldman Sachs Flexible Cap Growth Fund was renamed the Goldman Sachs Flexible Cap Fund.
[7]	Effective on July 28, 2017, the Goldman Sachs Focused Growth Fund was reorganized with and into the Goldman Sachs Concentrated Growth Fund.
[8]	Effective after the close of business on October 31, 2017, the Goldman Sachs Dynamic U.S. Equity Fund was renamed the Goldman Sachs Blue Chip Fund.
[9]	Effective after the close of business on February 27, 2018, the Goldman Sachs Strategic International Equity Fund was renamed the Goldman Sachs International Equity Income Fund.
[10]	Effective after the close of business on February 27, 2018, the Goldman Sachs Focused International Equity Fund was renamed the Goldman Sachs International Equity ESG Fund.
[11]	Effective after the close of business on October 30, 2017, the Goldman Sachs Dynamic Allocation Fund was renamed the Goldman Sachs Alternative Premia Fund.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Kathryn A. Cassidy Diana M. Daniels Herbert J. Markley James A. McNamara Roy W. Templin Gregory G. Weaver

OFFICERS

James A. McNamara, President

Scott M. McHugh, Treasurer, Senior Vice President and Principal Financial Officer

Joseph F. DiMaria, Assistant Treasurer and

Principal Accounting Officer

Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission (’’SEC’’) web site at http://www.sec.gov.

The website links provided are for your convenience only and are not an endorsement or recommendation by GSAM of any of these websites or the products or services offered. GSAM is not responsible for the accuracy and validity of the content of these websites.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Qs. The Fund’s Form N-Qs are available on the SEC’s web site at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Form N-Qs may be obtained upon request and without charge by calling 1-800-621-2550 (for Institutional Shareholders).

Fund holdings and allocations shown are as of February 28, 2018 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Diversification does not protect an investor from market risk and does not ensure a profit.

THIS MATERIAL IS FOR INFORMATIONAL PURPOSES ONLY AND IS PROVIDED SOLELY ON THE BASIS THAT IT WILL NOT CONSTITUTE INVESTMENT OR OTHER ADVICE OR A RECOMMENDATION RELATING TO ANY PERSON’S OR PLAN’S INVESTMENT OR OTHER DECISIONS, AND GOLDMAN SACHS IS NOT A FIDUCIARY OR ADVISOR WITH RESPECT TO ANY PERSON OR PLAN BY REASON OF PROVIDING THE MATERIAL OR CONTENT HEREIN INCLUDING UNDER THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974 OR DEPARTMENT OF LABOR REGULATIONS. PLAN SPONSORS AND OTHER FIDUCIARIES SHOULD CONSIDER THEIR OWN CIRCUMSTANCES IN ASSESSING ANY POTENTIAL COURSE OF ACTION.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

© 2018 Goldman Sachs. All rights reserved. 126330-OTU-744842 MGDBETASAR-18 / 121

Goldman Sachs Funds

Semi-Annual Report	February 28, 2018

Global Tax-Aware Equity Portfolios
Enhanced Dividend Global Equity Portfolio
Tax-Advantaged Global Equity Portfolio

Goldman Sachs Global Tax-Aware Equity Portfolios

∎	ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

∎	TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs Global Tax-Aware Equity Portfolios

Investment Strategy

The Portfolios invest in a strategic mix of Underlying Funds and other securities with the goal of achieving long-term growth of capital (both Portfolios) and current income (Goldman Sachs Enhanced Dividend Global Equity Portfolio only). Under normal conditions, at least 80% of the Portfolios’ total assets measured at the time of purchase will be allocated among the Underlying Funds that currently exist or that may become available for investment in the future for which Goldman Sachs Asset Management (“GSAM”) or an affiliate, now or in the future, acts as investment adviser or principal underwriter. Some of the Underlying Funds invest primarily in fixed income or money market instruments and other Underlying Funds invest primarily in equity securities. The Portfolios may also invest directly in the Underlying Tactical Fund (as defined below) and other securities or instruments, including unaffiliated exchange-traded funds and derivatives, and can use these investments for implementing tactical tilts. Under normal circumstances, each of the Portfolios also has a small strategic allocation to U.S. investment grade corporate bonds, which is used to help fund the tactical tilts.

Market Review

During the six months ended February 28, 2018 (the “Reporting Period”), global economic growth indicators, shifting expectations about central bank policy, rising corporate earnings and a general lack of negative financial headlines drove the performance of the financial markets. U.S. stocks posted double-digit gains, generally outpacing other developed markets stocks, which also generated positive returns. In contrast, the fixed income markets overall recorded negative returns.

Equity Markets

When the Reporting Period began in September 2017, U.S. and international stocks overall advanced. In the U.S., economic activity and labor market data showed consistent strength, with the reversal in August of five consecutive downside inflation surprises, the unemployment rate down to 4.2% in September and the Gross Domestic Product (“GDP”) growing at an annualized rate above 3% during the third calendar quarter. The European Central Bank (“ECB”) kept monetary policy unchanged at its September policy meeting and revised down its inflation forecast. Investor sentiment in Japan deteriorated amid North Korean missile launches and escalating geopolitical tensions, while in Europe, the disputed independence referendum in Catalonia, Spain was negative for risk sentiment. The Japanese Prime Minister’s landslide victory in October 2017 reassured markets, signaling a continuation of current policies. Progress on tax reform and strong economic activity data was supportive of U.S. equities during October and November 2017. In December, the Federal Reserve (“Fed”) delivered its third interest rate hike of 2017, having previously raised rates in March and June, and maintained its projections for three interest rate hikes in 2018. U.S. equities gained additional momentum toward the end of the calendar year from the passage of a tax reform bill that reduced the corporate tax rate from 35% to 21%.

U.S. and international equities saw a strong start to 2018, driven by positive economic data, the $1.5 trillion U.S. tax reform plan and robust corporate earnings across the U.S., Europe and Japan. Fourth quarter 2017 U.S. GDP came in below the growth rates recorded in the second and third calendar quarters but was still at a respectable annualized rate of 2.5%. The U.S. labor market also continued to highlight the tightening of slack in the economy during

1

MARKET REVIEW

January 2018. In Japan, concerns around a strengthening yen increased, driven by the Bank of Japan’s announcement of reduced Japanese government bond purchases, which were interpreted as a withdrawal from its ultra-accommodative monetary policy.

In February 2018, U.S. and international equities sold off on market speculation about a faster pace of Fed interest rate hikes, which led to a sharp rise in yields and volatility. Robust U.S. labor market data sparked the initial “risk-off” sentiment, or reduced risk appetite. Concerns about Fed monetary policy tightening were further exacerbated by solid U.S. inflation data. New Fed Chair Jerome Powell’s testimony before Congress, positing a more optimistic economic outlook since the December 2017 Fed policy meeting, surprised the markets with its hawkish tilt. (Hawkish tilt suggests higher interest rates; opposite of dovish.) Renewed concerns about the increasingly hostile exchanges between North Korea and the White House, as well as heightened European political risk ahead of Italian general elections and a grand coalition referendum in Germany, further fueled volatility. On February 5, 2018, the CBOE Volatility Index® (“VIX®”), a measure of volatility in the U.S. equity market, recorded its largest ever one day increase. Though the S&P 500® Index posted a negative return for February 2018, the U.S. equity markets rallied after February 8th, and the VIX® declined from a month high of 50.30 to end the Reporting Period at 19.85.

Fixed Income Markets

In September 2017, when the Reporting Period started, government bond sectors sold off and spread (or non-government bond) sectors generally advanced. The Fed kept its monetary policy unchanged but unveiled its plans for balance sheet normalization, set to begin in October 2017. (Balance sheet normalization refers to the steps the Fed is taking to reverse quantitative easing and remove the substantial monetary accommodation it has provided to the economy since the financial crisis began in 2007.) This prompted some hawkish market reaction, with the U.S. dollar strengthening and yields on U.S. government bonds rising, though the move had been largely anticipated given earlier signaling by policymakers. The central banks of other developed countries also set the stage for less accommodative monetary policy. The Bank of England (“BoE”) noted “a majority” of its policymakers were in favor of tightening policy “over the coming months,” while the Bank of Canada (“BoC”) surprised the markets with its second interest rate hike of 2017. The market’s expectations for a BoE rate hike in November 2017, along with a constructive tone for Brexit negotiations, drove the British pound higher versus the U.S. dollar. (Brexit refers to the U.K.’s efforts to leave the European Union.)

During the fourth calendar quarter, spread sector performance was broadly positive, supported by ongoing strength in the global macroeconomic environment and contained market, macro and political volatility. Passage of U.S. tax legislation and solid corporate earnings were particularly supportive of U.S. corporate credit. In October 2017, the ECB announced it would reduce its monthly asset purchases from €60 billion to €30 billion for nine months beginning in January 2018, mainly by purchasing fewer sovereign government bonds. The ECB also said its policy rates would remain low for “an extended period of time, and well past the horizon of the net asset purchases.” During the same month, the BoE reversed an emergency interest rate cut, made in August 2016 following the Brexit referendum, and signaled that future monetary policy tightening would be limited, gradual and dependent on the economic reaction to the U.K.’s eventual departure from the European Union. As mentioned previously, the Fed raised short-term interest rates at its December policy meeting. The Fed’s dot plot, which shows rate projections of the members of the Fed’s Open Market Committee, indicated that three interest

2

MARKET REVIEW

rate increases were on tap for 2018 and potentially two more in 2019. The U.S. dollar weakened versus many developed markets currencies during the fourth quarter of 2017.

Ongoing momentum in global economic growth and accommodative financial conditions supported spread sectors in January 2018, though a pickup in interest rate volatility near month end and into February tempered performance. The Fed and ECB kept their respective monetary policies unchanged, while the BoC delivered another interest rate hike. Fed policymakers noted they expect “further” gradual adjustments in monetary policy, suggesting there might be scope for upward revisions to their median projections for three interest rate hikes in 2018. The U.S. dollar continued to weaken relative to most developed markets currencies in January 2018, despite higher U.S. interest rates.

The equity market volatility at the start of February 2018 upset long-standing correlations between asset classes and among currencies. In this environment, spread sectors turned in mixed results. After the new Fed chair, Jerome Powell, noted an improvement in the outlook for the U.S. economy since the Fed’s December 2017 policy meeting, U.S. Treasury yields rose as the markets anticipated a shift in the Fed’s dot plot at its March 2018 meeting. In February 2018, the U.S. dollar strengthened against most major currencies, except the Japanese yen.

Looking Ahead

At the end of the Reporting Period, we were focused on three macro themes. First, we expected the global economic expansion to continue in 2018. We believed the economies of emerging markets countries were likely to outperform, which should widen the gap between their economic growth and that of developed market countries broadly. Second, we thought the tax legislation passed by the U.S. Congress in December 2017 was likely to stimulate U.S. economic growth and riskier asset classes assets in the short term, which should, in turn, boost optimism about corporate earnings. In the long term, however, further deterioration in the U.S.’ fiscal deficit when the economy has little slack raises the possibility of overheating. (A fiscal deficit occurs when a government’s total expenditures exceed the revenue that it generates, excluding money from borrowings. An overheating economy is one that has experienced a prolonged period of economic growth, leading to high levels of inflation.) Third, with inflation inching closer to central bank targets, it appeared more developed markets policymakers were either preparing to or were already normalizing interest rates. That said, tighter monetary policy had yet to flow through to financial conditions, in our view, which could cause economic growth to moderate. Relative to Fed policy at the end of the Reporting Period, we expected three or four interest rate hikes in 2018.

3

PORTFOLIO RESULTS

Goldman Sachs Enhanced Dividend

Global Equity Portfolio

Investment Objective

The Portfolio seeks long-term growth of capital and current income.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Goldman Sachs Enhanced Dividend Global Equity Portfolio’s (the “Portfolio”) performance and positioning for the six-month period ended February 28, 2018 (the “Reporting Period”).

Q	How did the Portfolio perform during the Reporting Period?

A	During the Reporting Period, the Portfolio’s Class A and Institutional Shares generated cumulative total returns, without sales charges, of 5.28% and 5.54%, respectively. These returns compare to the 7.90% cumulative total return of the Portfolio’s blended benchmark, the Enhanced Dividend Global Equity Composite Index (“EDGE Composite Index”), over the same time period. The components of the EDGE Composite Index generated cumulative total returns of -2.18% and 9.06% for the Bloomberg Barclays U.S. Aggregate Bond Index and the MSCI All Country World Index (ACWI) Investable Market Index® (“MSCI ACWI IMI”), respectively, during the Reporting Period.

During the period since their inception on December 29, 2017 through February 28, 2018, the Portfolio’s Class R6 Shares generated a cumulative total return, without sales charges, of -0.33% compared to the 0.68% cumulative total return of the EDGE Composite Index. The components of the EDGE Composite Index, the Bloomberg Barclays U.S. Aggregate Bond Index and the MSCI ACWI IMI, generated cumulative total returns of -2.09% and 1.13%, respectively, during the same period.

Q	What key factors affected the Portfolio’s performance during the Reporting Period?

A	During the Reporting Period, the Portfolio’s strategic weightings hampered its performance versus the EDGE Composite Index. Our tactical asset allocation decisions (“tactical tilts”) added to relative returns. The overall performance of the Underlying Funds detracted from the Portfolio’s results.

Q	How were the Portfolio’s tactical asset allocation decisions managed during the Reporting Period?

A	In keeping with our investment process, we develop views regarding near-term expected market returns and implement tactical tilts in an attempt to enhance performance. These tactical tilts are implemented through an investment in the Goldman Sachs Tactical Tilt Overlay Fund (the “Underlying Tactical Fund”), which seeks long-term total return through the implementation of investment ideas that are generally derived from short-term or medium-term market views on a variety of asset classes and instruments. As mentioned previously, the Portfolio’s tactical tilts contributed positively to its performance during the Reporting Period.

Q	How did the Portfolio’s Underlying Funds perform relative to their respective benchmark indices during the Reporting Period?

A	To implement our strategic and tactical asset allocation decisions, the Portfolio invests in ten Underlying Funds. Nine of these Underlying Funds may be used to implement strategic asset allocation decisions (“Underlying Strategic Funds”). The Underlying Tactical Fund, as mentioned previously, is used to implement tactical tilts.

During the Reporting Period, the Portfolio was invested in eight of the nine Underlying Strategic Funds, three of which underperformed their respective benchmark indices. (The Portfolio did not have an allocation to the Goldman Sachs Core Fixed Income Fund during the Reporting Period.) One of the Underlying Strategic Funds that underperformed in relative terms—the Goldman Sachs International Equity Dividend and Premium Fund—is one of two in which the Portfolio invested a significant percentage of its equity allocation. The Goldman Sachs Emerging Markets Equity Insights Fund and the Goldman Sachs International Small

4

PORTFOLIO RESULTS

Cap Equity Insights Fund also underperformed their respective benchmark indices during the Reporting Period.

The Goldman Sachs U.S. Equity Dividend and Premium Fund, the other Underlying Fund in which the Portfolio invested a significant percentage of its equity allocation, outperformed its benchmark index. The Goldman Sachs Small Cap Equity Insights Fund and the Goldman Sachs MLP Energy Infrastructure Fund also outperformed their respective benchmark indices during the Reporting Period. In addition, the Goldman Sachs Global Infrastructure Fund and the Goldman Sachs Real Estate Securities Fund, which were added as Underlying Funds in September 2017, outperformed their respective benchmark indices during the Reporting Period overall.

The Portfolio’s Underlying Tactical Fund outperformed its cash benchmark index by approximately 65 basis points[1] during the Reporting Period. (A basis point is 1/100th of a percent.)

Q	How did call writing affect performance?

A	As mentioned above, the Portfolio’s two largest allocations were to the Goldman Sachs U.S. Equity Dividend and Premium Fund and the Goldman Sachs International Equity Dividend and Premium Fund, which earn premiums through an equity index call writing strategy. When equity markets are down, flat or modestly positive, these Underlying Strategic Funds tend to outperform their respective benchmark indices because of the premiums they earn from call writing. When equity markets rally strongly, these two Underlying Strategic Funds are likely to trail their respective benchmark indices. Although the Underlying Strategic Funds keep the premiums they earn from call writing, they can underperform when the call options are exercised.

As the U.S. and international equity markets advanced during the Reporting Period, the call writing strategies of the Goldman Sachs U.S. Equity Dividend and Premium Fund and the Goldman Sachs International Equity Dividend and Premium Fund detracted from performance.

Q	How did the Portfolio use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, the Portfolio employed Standard & Poor’s 500® Index (“S&P 500® Index”) futures as part of its strategic weightings in U.S. large-cap growth stocks and U.S. large-cap value stocks. The Portfolio also utilized forward foreign currency exchange contracts to take positions in the British pound, euro, Australian dollar, Swiss franc and Japanese yen. Overall, the Portfolio’s strategic weightings detracted from performance during the Reporting Period.

In addition, some of the Portfolio’s Underlying Funds, including the Portfolio’s Underlying Tactical Fund, used derivatives during the Reporting Period to apply their active investment views with greater versatility or to afford greater risk management precision. As market conditions warranted during the Reporting Period, some of these Underlying Funds engaged in forward foreign currency exchange contracts, financial futures contracts, options and swap contracts to enhance portfolio return and for hedging purposes.

Q	What changes did you make during the Reporting Period within the Portfolio?

A	As mentioned previously, two new Underlying Funds — the Goldman Sachs Global Infrastructure Fund and the Goldman Sachs Real Estate Securities Fund — were added to the Portfolio during the Reporting Period.

Q	What was the Portfolio’s strategy at the end of the Reporting Period?

A	Going forward, we plan to maintain a diversified equity portfolio that implements our strategic and tactical views as we continue to seek long-term growth of capital and current income.

[1]	Performance quoted is for Institutional Shares.

5

FUND BASICS

Enhanced Dividend Global Equity Portfolio

as of February 28, 2018

PERFORMANCE REVIEW
September 1, 2017–February 28, 2018	Portfolio Total Return (based on NAV)[1]	EDGE Composite Index[2]	Bloomberg Barclays U.S. Aggregate Bond Index[3]	MSCI ACWI IMI[4]
Class A	5.28%	7.90%	-2.18%	9.06%
Institutional	5.54	7.90	-2.18	9.06

December 29, 2017– February 28, 2018
Class R6	-0.33%	0.68%	-2.09%	1.13%

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance reflects the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The EDGE Composite Index (“EDGE Composite”) is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range.

The EDGE Composite is comprised of MSCI ACWI IMI (90%) and the Bloomberg Barclays U.S. Aggregate Bond Index (10%). The EDGE Composite figures do not reflect any deduction for fees, expenses or taxes.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment grade corporate bonds and mortgage backed and asset-backed securities.

[4]	The MSCI ACWI IMI captures large, mid and small cap representation across 23 developed markets and 23 emerging markets. With 8,605 constituents, the MSCI ACWI IMI is comprehensive, covering approximately 99% of the global equity investment opportunity set. As of February 28, 2018, the 23 developed markets in the MSCI ACWI IMI include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the U.K. and the U.S. The 23 emerging markets include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

STANDARDIZED TOTAL RETURNS[5]
For the period ended 12/31/17	One Year	Five Years	Since Inception	Inception Date
Class A	8.38%	7.81%	5.32%	4/30/08
Institutional	15.18	9.47	6.38	4/30/08
Class R6	N/A	N/A	0.00	12/29/17

[5]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.50% for Class A Shares. Because Institutional Shares and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

6

FUND BASICS

EXPENSE RATIOS[6]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	1.34%	1.44%
Institutional	0.95	1.05
Class R6	0.94	1.04

[6]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

STANDARDIZED AFTER-TAX PERFORMANCE AS OF 12/31/17[7]
Class A Shares	One Year	Five Years	Since Inception (4/30/08)
Return before taxes*	8.38%	7.81%	5.32%
Return after taxes on distributions**	7.58	6.60	4.47
Return after taxes on distributions and sale of Portfolio shares***	5.34	5.93	4.12

[7]	The after-tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of distributions (currently 23.8% for qualifying ordinary income dividends and long-term capital gain distributions for 2017, and 43.4% for non-qualifying ordinary income dividends) and do not reflect state and local taxes. Actual after-tax returns will be calculated at calendar year-end and depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even Returns Before Taxes. Standardized after-tax returns assume reinvestment of all distributions at NAV and reflect a maximum initial sales charge of 5.50% for Class A Shares.

*	Returns Before Taxes do not reflect taxes on distributions on the Portfolio’s Class A Shares nor do they show how performance can be impacted by taxes when shares are redeemed.

**	Returns After Taxes on Distributions assume that taxes are paid on distributions on the Portfolio’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption of the Class A Shares at the end of the performance period.

***	Returns After Taxes on Distributions and Sale of Portfolio Shares reflect taxes paid on distributions on the Portfolio’s Class A Shares and taxes applicable when the shares are redeemed.

7

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS[8,9]
Percentage of Net Assets

[8]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each Underlying Fund reflects the value of that Underlying Fund as a percentage of net assets of the Portfolio. Figures in the graph above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities. The above graph depicts the Portfolio’s investments but may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[9]	Represents affiliated funds.

8

PORTFOLIO RESULTS

Goldman Sachs Tax-Advantaged

Global Equity Portfolio

Investment Objective

The Portfolio seeks long-term growth of capital.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Goldman Sachs Tax-Advantaged Global Equity Portfolio’s (the “Portfolio”) performance and positioning for the six-month period ended February 28, 2018 (the “Reporting Period”).

Q	How did the Portfolio perform during the Reporting Period?

A	During the Reporting Period, the Portfolio’s Class A and Institutional Shares generated cumulative total returns, without sales charges, of 7.75% and 7.95%, respectively. These returns compare to the 7.90% cumulative total return of the Portfolio’s blended benchmark, the Tax-Advantaged Global Equity Composite Index (“TAG Composite Index”), over the same time period. The components of the TAG Composite Index generated cumulative total returns of -2.18% and 9.06% for the Bloomberg Barclays U.S. Aggregate Bond Index and the MSCI All Country World Index (ACWI) Investable Market Index® (“MSCI ACWI IMI”), respectively, during the Reporting Period.

During the period since their inception on December 29, 2017 through February 28, 2018, the Portfolio’s Class R6 Shares generated a cumulative total return, without sales charges, of 0.64% compared to the 0.68% cumulative total return of the TAG Composite Index. The components of the TAG Composite Index, the Bloomberg Barclays U.S. Aggregate Bond Index and the MSCI ACWI IMI, generated cumulative total returns of -2.09% and 1.13%, respectively, during the same period.

Q	What key factors affected the Portfolio’s performance during the Reporting Period?

A	During the Reporting Period, the Portfolio’s strategic weightings detracted from its performance versus the TAG Composite Index. It benefited from our tactical asset allocation decisions (“tactical tilts”). The overall performance of the Underlying Funds also added to the Portfolio’s relative returns.
Q	How were the Portfolio’s tactical asset allocation decisions managed during the Reporting Period?

A	In keeping with our investment process, we develop views regarding near-term expected market returns and implement tactical tilts in an attempt to enhance performance. These tactical tilts are implemented through an investment in the Goldman Sachs Tactical Tilt Overlay Fund (the “Underlying Tactical Fund”), which seeks long-term total return through the implementation of investment ideas that are generally derived from short-term or medium-term market views on a variety of asset classes and instruments. As mentioned previously, the Portfolio’s tactical tilts contributed positively to results during the Reporting Period.

Q	How did the Portfolio’s Underlying Funds perform relative to their respective benchmark indices during the Reporting Period?

A	To implement our strategic and tactical asset allocation decisions, the Portfolio invests in nine Underlying Funds. Eight of these Underlying Funds may be used to implement strategic asset allocation decisions (“Underlying Strategic Funds”). The Underlying Tactical Fund, as mentioned previously, is used to implement tactical tilts.

During the Reporting Period, the Portfolio was invested in seven of the eight Underlying Strategic funds, three of which outperformed their respective benchmark indices. (The Portfolio did not have an allocation to the Goldman Sachs Core Fixed Income Fund during the Reporting Period.) Two of the Underlying Strategic Funds that outperformed in relative terms—the Goldman Sachs U.S. Tax-Managed Equity Fund and the Goldman Sachs International Tax- Managed Equity Fund—are those in which the Portfolio held its largest weightings. The Goldman Sachs MLP Energy Infrastructure Fund also outperformed its benchmark index. In addition, the Goldman Sachs Global Infrastructure Fund

9

PORTFOLIO RESULTS

and the Goldman Sachs Real Estate Securities Fund, which were added as Underlying Funds in September 2017, outperformed their respective benchmark indices during the Reporting Period overall.

The Goldman Sachs Emerging Markets Equity Insights Fund and the Goldman Sachs International Small Cap Insights Fund underperformed their respective benchmark indices during the Reporting Period.

The Portfolio’s Underlying Tactical Fund outperformed its cash benchmark index by more than 65 basis points[1] during the Reporting Period. (A basis point is 1/100th of a percent.)

Q	How did the Portfolio use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, the Portfolio employed Standard & Poor’s 500® Index (“S&P 500® Index”) futures as part of its strategic weightings in U.S. large-cap growth stocks and U.S. large-cap value stocks. The Portfolio also utilized forward foreign currency exchange contracts to take positions in the British pound, euro, Australian dollar, Swiss franc and Japanese yen. Overall, the Portfolio’s strategic weightings detracted from performance during the Reporting Period.

In addition, some of the Portfolio’s Underlying Funds, including the Portfolio’s Underlying Tactical Fund, used derivatives during the Reporting Period to apply their active investment views with greater versatility or to afford greater risk management precision. As market conditions warranted during the Reporting Period, some of these Underlying Funds engaged in forward foreign currency exchange contracts, financial futures contracts, options and swap contracts to enhance portfolio return and for hedging purposes.

Q	What changes did you make during the Reporting Period within the Portfolio?

A	As mentioned previously, two new Underlying Funds—the Goldman Sachs Global Infrastructure Fund and the Goldman Sachs Real Estate Securities Fund—were added to the Portfolio during the Reporting Period.

Q	What was the Portfolio’s strategy at the end of the Reporting Period?

A	Going forward, we plan to maintain a diversified equity portfolio that implements our strategic and tactical views as we continue to seek long-term growth of capital.

[1]	Performance quoted is for Institutional Shares.

10

FUND BASICS

Tax-Advantaged Global Equity Portfolio

as of February 28, 2018

PERFORMANCE REVIEW
September 1, 2017–February 28, 2018	Portfolio Total Return (based on NAV)[1]	TAG Composite Index[2]	Bloomberg Barclays U.S. Aggregate Bond Index[3]	MSCI ACWI IMI[4]
Class A	7.75%	7.90%	-2.18%	9.06%
Institutional	7.95	7.90	-2.18	9.06

December 29, 2017–February 28, 2018
Class R6	0.64%	0.68%	-2.09%	1.13%

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance reflects the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The TAG Composite Index (“TAG Composite”) is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range.

The TAG Composite is comprised of the MSCI ACWI IMI (90%) and the Bloomberg Barclays U.S. Aggregate Bond Index (10%). The TAG Composite figures do not reflect any deduction for fees, expenses or taxes.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment grade corporate bonds and mortgage-backed and asset-backed securities.

[4]	The MSCI ACWI IMI captures large, mid and small cap representation across 23 developed markets and 23 emerging markets. With 8,605 constituents, the MSCI ACWI IMI is comprehensive, covering approximately 99% of the global equity investment opportunity set. As of February 28, 2018, the 23 developed markets in the MSCI ACWI IMI include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the U.K. and the U.S. The 23 emerging markets include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

STANDARDIZED TOTAL RETURNS[5]
For the period ended 12/31/17	One Year	Five Years	Since Inception	Inception Date
Class A	12.06%	9.92%	6.06%	4/30/08
Institutional	19.14	11.63	7.12	4/30/08
Class R6	N/A	N/A	0.00	12/29/17

[5]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.50% for Class A Shares. Because Institutional Shares and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

11

FUND BASICS

EXPENSE RATIOS[6]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	1.34%	1.42%
Institutional	0.95	1.03
Class R6	0.94	1.02

[6]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

STANDARDIZED AFTER-TAX PERFORMANCE AS OF 12/31/17[7]
Class A Shares	One Year	Five Years	Since Inception (4/30/08)
Return before taxes*	12.06%	9.92%	6.06%
Return after taxes on distributions**	11.80	9.42	5.65
Return after taxes on distributions and sale of Portfolio shares***	7.04	7.76	4.78

[7]	The after-tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of distributions (currently 23.8% for qualifying ordinary income dividends and long-term capital gain distributions for 2017, and 43.4% for non-qualifying ordinary income dividends) and do not reflect state and local taxes. Actual after-tax returns will be calculated at calendar year-end and depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even Returns Before Taxes. Standardized after-tax returns assume reinvestment of all distributions at NAV and reflect a maximum initial sales charge of 5.50% for Class A Shares.

*	Returns Before Taxes do not reflect taxes on distributions on the Portfolio’s Class A Shares nor do they show how performance can be impacted by taxes when shares are redeemed.

**	Returns After Taxes on Distributions assume that taxes are paid on distributions on the Portfolio’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption of the Class A Shares at the end of the performance period.

***	Returns After Taxes on Distributions and Sale of Portfolio Shares reflect taxes paid on distributions on the Portfolio’s Class A Shares and taxes applicable when the shares are redeemed.

12

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS[8,9]
Percentage of Net Assets

[8]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each Underlying Fund reflects the value of that Underlying Fund as a percentage of net assets of the Portfolio. Figures in the graph above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities. The above graph depicts the Portfolio’s investments but may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[9]	Represents affiliated funds.

13

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Index Definitions

S&P 500® Index is Standard & Poor’s index of 500 U.S. stocks, an unmanaged index of common stock prices, captures approximately 80% coverage of available U.S. market capitalization.

CBOE Volatility Index® (“VIX®”) is a key measure of market expectations of near-term volatility conveyed by S&P 500® stock index option prices. Since its introduction in 1993, VIX® has been considered by many to be the world’s premier barometer of investor sentiment and market volatility.

It is not possible to invest directly in an unmanaged index.

14

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments

February 28, 2018 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 99.1%
Equity – 99.1%
22,530,761	Goldman Sachs US Equity Dividend and Premium Fund	$296,955,433
19,037,263	Goldman Sachs International Equity Dividend and Premium Fund	145,635,062
6,962,953	Goldman Sachs Tactical Tilt Overlay Fund	67,888,789
2,032,316	Goldman Sachs Small Cap Equity Insights Fund	52,677,641
3,238,598	Goldman Sachs Emerging Markets Equity Insights Fund	35,754,127
1,967,504	Goldman Sachs International Small Cap Insights Fund	25,459,500
1,510,962	Goldman Sachs Global Real Estate Securities Fund	15,064,287
1,464,344	Goldman Sachs Global Infrastructure Fund	14,775,226
2,111,491	Goldman Sachs MLP Energy Infrastructure Fund	14,484,828

TOTAL INVESTMENTS – 99.1%
(Cost $543,460,589)		$668,694,893

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		5,856,804

NET ASSETS – 100.0%		$674,551,697

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a)	Represents an Affiliated Issuer.

Investment Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
USD	—United States Dollar

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2018, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss
Morgan Stanley Co., Inc.	USD	5,525,710	AUD	7,309,962	$5,677,762	03/21/2018	$(152,052)
	USD	6,750,435	CHF	6,630,844	7,033,706	03/21/2018	(283,271)
	USD	27,758,548	EUR	23,384,225	28,571,892	03/21/2018	(813,344)
	USD	14,842,325	GBP	11,049,415	15,225,456	03/21/2018	(383,131)
	USD	21,185,554	JPY	2,368,272,100	22,228,958	03/22/2018	(1,043,404)
TOTAL							$(2,675,202)

FUTURES CONTRACTS — At February 28, 2018, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 E-Mini Index	51	03/16/2018	$6,921,720	$127,281

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments

February 28, 2018 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 99.1%
Equity – 99.1%
58,362,075	Goldman Sachs US Tax-Managed Equity Fund	$1,354,000,135
50,976,018	Goldman Sachs International Tax-Managed Equity Fund	555,128,836
26,641,169	Goldman Sachs Tactical Tilt Overlay Fund	259,751,397
12,381,512	Goldman Sachs Emerging Markets Equity Insights Fund	136,691,891
7,561,526	Goldman Sachs International Small Cap Insights Fund	97,846,149
5,783,995	Goldman Sachs Global Real Estate Securities Fund	57,666,428
5,620,095	Goldman Sachs Global Infrastructure Fund	56,706,763
7,970,097	Goldman Sachs MLP Energy Infrastructure Fund	54,674,867

TOTAL INVESTMENTS – 99.1%
(Cost $1,855,408,703)		$2,572,466,466

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		23,009,972

NET ASSETS – 100.0%		$2,595,476,438

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a)	Representsan Affiliated Issuer.

Investment Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
USD	—United States Dollar

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2018, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT WITH UNREALIZED GAIN

Counterparty		Currency Purchased		Currency Sold	Current Value	Settlement Date	Unrealized Gain
Morgan Stanley Co., Inc.	USD	2,281,967	AUD	2,900,000	$2,252,476	03/21/2018	$29,491

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty		Currency Purchased		Currency Sold	Current Value	Settlement Date	Unrealized Loss
Morgan Stanley Co., Inc.	USD	18,765,351	AUD	24,954,774	$19,382,762	03/21/2018	$(617,411)
	USD	25,207,475	CHF	24,762,984	26,267,479	03/21/2018	(1,060,004)
	USD	101,597,845	EUR	85,463,958	104,423,689	03/21/2018	(2,825,844)
	USD	55,503,327	GBP	41,271,169	56,869,292	03/21/2018	(1,365,965)
	USD	77,697,314	JPY	8,711,154,282	81,764,200	03/22/2018	(4,066,886)
TOTAL							$(9,936,110)

FUTURES CONTRACTS — At February 28, 2018, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 E-Mini Index	180	03/16/2018	$24,429,600	$449,228

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Assets and Liabilities

February 28, 2018 (Unaudited)

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio
Assets:
Investments in affiliated Underlying Funds, at value (cost $543,460,589 and $1,855,408,703)	$668,694,893	$2,572,466,466
Cash	4,636,591	17,645,290
Foreign currencies, at value (cost $0 and $121,834)	—	129,462
Receivables:
Collateral on certain derivative contracts(a)	3,810,000	13,250,000
Portfolio shares sold	577,586	2,815,815
Investments sold	—	410,882
Foreign tax reclaims	—	7,573
Unrealized gain on forward foreign currency exchange contracts	—	29,491
Other assets	40,485	73,938
Total assets	677,759,555	2,606,828,917

Liabilities:
Unrealized loss on forward foreign currency exchange contracts	2,675,202	9,936,110
Variation margin on futures	178,497	629,997
Payables:
Portfolio shares redeemed	136,801	426,607
Investments purchased	84,515	—
Management fees	53,841	180,426
Distribution and Service fees and Transfer Agency fees	23,756	79,720
Accrued expenses	55,246	99,619
Total liabilities	3,207,858	11,352,479

Net Assets:
Paid-in capital	562,709,708	1,934,681,591
Distributions in excess of net investment income	(4,781,397)	(7,108,185)
Accumulated net realized loss	(6,062,997)	(39,705,332)
Net unrealized gain	122,686,383	707,608,364
NET ASSETS	$674,551,697	$2,595,476,438
Net Assets:
Class A	$10,195,708	$707,330
Institutional	664,346,025	2,594,759,046
Class R6	9,964	10,062
Total Net Assets	$674,551,697	$2,595,476,438
Shares outstanding $0.001 par value (unlimited shares authorized):
Class A	848,255	44,848
Institutional	54,790,285	165,434,334
Class R6	822	641
Net asset value, offering and redemption price per share:(b)
Class A	$12.02	$15.77
Institutional	12.13	15.68
Class R6	12.13	15.69

(a)	Segregated for initial margin and/or collateral on transactions as follows:

Portfolio	Forwards	Futures
Enhanced Dividend Global Equity	$3,360,000	$450,000
Tax-Advantaged Global Equity	12,000,000	1,250,000

(b)	Maximum public offering price per share for Class A Shares of the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios is $12.72 and $16.69, respectively.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Operations

For the Six Months Ended February 28, 2018 (Unaudited)

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio
Investment income:
Dividends from affiliated Underlying Funds	$5,192,163	$24,702,992
Dividends — unaffiliated issuers (net of foreign taxes withheld of $0 and $14,152)	—	111,293
Total investment income	5,192,163	24,814,285

Expenses:
Management fees	498,967	1,803,189
Transfer Agency fees(a)	140,126	481,324
Custody, accounting and administrative services	46,284	125,435
Professional fees	35,781	35,235
Printing and mailing costs	19,887	32,788
Distribution and Service fees — Class A Shares	12,620	841
Trustee fees	9,413	11,403
Other	4,560	16,833
Total expenses	767,638	2,507,048
Less — expense reductions	(301,787)	(903,260)
Net expenses	465,851	1,603,788
NET INVESTMENT INCOME	4,726,312	23,210,497

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investments in affiliated Underlying Funds	1,972,946	1,356,849
In-kind transactions from affiliated Underlying Funds	—	9,340,073
Investments — unaffiliated issuers	—	528,601
Futures contracts	574,138	1,983,815
Forward foreign currency exchange contracts	(756,962)	(2,309,330)
Foreign currency transactions	—	(50,958)
Capital gain distributions from affiliated Underlying Funds	15,156,592	10,436,142
Net change in unrealized gain (loss) on:
Investments in affiliated Underlying Funds	15,062,271	134,911,926
Futures contracts	45,529	178,324
Forward foreign currency exchange contracts	(939,292)	(3,956,676)
Foreign currency translation	—	7,992
Net realized and unrealized gain	31,115,222	152,426,758
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,841,534	$175,637,255

(a)	Class specific Transfer Agency fees were as follows:

	Transfer Agency Fees
Portfolio	Class A	Institutional	Class R6(b)
Enhanced Dividend Global Equity	$9,086	$131,039	$1
Tax-Advantaged Global Equity	605	480,718	1

(b)	Commenced operations on December 29, 2017.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Changes in Net Assets

	Enhanced Dividend Global Equity Portfolio		Tax-Advantaged Global Equity Portfolio
	For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017
From operations:
Net investment income	$4,726,312	$11,065,533	$23,210,497	$25,214,547
Net realized gain	16,946,714	9,358,530	21,285,192	3,742,698
Net change in unrealized gain	14,168,508	47,542,565	131,141,566	262,589,711
Net increase in net assets resulting from operations	35,841,534	67,966,628	175,637,255	291,546,956

Distributions to shareholders:
From net investment income
Class A Shares	(139,148)	(132,791)	(6,733)	(3,269)
Institutional Shares	(10,451,825)	(11,362,300)	(32,796,134)	(21,198,986)
From net realized gains
Class A Shares	(107,367)	(41,151)	—	—
Institutional Shares	(6,901,317)	(3,506,959)	—	—
Total distributions to shareholders	(17,599,657)	(15,043,201)	(32,802,867)	(21,202,255)

From share transactions:
Proceeds from sales of shares	44,273,593	118,289,334	298,588,879	311,048,414
Reinvestment of distributions	17,345,997	15,008,368	32,786,693	21,200,470
Cost of shares redeemed	(51,599,360)	(52,769,501)	(87,176,006)	(211,652,542)
Net increase in net assets resulting from share transactions	10,020,230	80,528,201	244,199,566	120,596,342
TOTAL INCREASE	28,262,107	133,451,628	387,033,954	390,941,043

Net assets:
Beginning of period	646,289,590	512,837,962	2,208,442,484	1,817,501,441
End of period	$674,551,697	$646,289,590	$2,595,476,438	$2,208,442,484
Undistributed (distributions in excess of) net investment income	$(4,781,397)	$1,083,264	$(7,108,185)	$2,484,185

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$11.70	$0.06	$0.56	$0.62	$(0.17)	$(0.13)	$(0.30)
2018 - Institutional	11.80	0.09	0.56	0.65	(0.19)	(0.13)	(0.32)
2018 - R6 (Commenced December 29, 2017)	12.17	(0.01)	(0.03)	(0.04)	—	—	—

FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - A	10.68	0.17	1.12	1.29	(0.20)	(0.07)	(0.27)
2017 - Institutional	10.76	0.22	1.12	1.34	(0.23)	(0.07)	(0.30)
2016 - A	10.69	0.11	0.52	0.63	(0.31)	(0.33)	(0.64)
2016 - Institutional	10.76	0.16	0.51	0.67	(0.34)	(0.33)	(0.67)
2015 - A	11.83	0.16	(0.73)	(0.57)	(0.21)	(0.36)	(0.57)
2015 - Institutional	11.89	0.22	(0.74)	(0.52)	(0.25)	(0.36)	(0.61)
2014 - A	10.64	0.23	1.62	1.85	(0.24)	(0.42)	(0.66)
2014 - Institutional	10.69	0.28	1.62	1.90	(0.28)	(0.42)	(0.70)
2013 - A	9.73	0.21	1.08	1.29	(0.27)	(0.11)	(0.38)
2013 - Institutional	9.76	0.26	1.09	1.35	(0.31)	(0.11)	(0.42)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	The portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the portfolio turnover rate may be higher.
(f)	Annualized.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Net asset value, end of period	Total return(c)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets(d)		Ratio of total expenses to average net assets(d)		Ratio of net investment income (loss) to average net assets(b)		Portfolio turnover rate(e)

$12.02	5.28%	$10,196	0.52	%(f)	0.61	%(f)	1.01	%(f)	13%
12.13	5.54	664,346	0.13	(f)	0.22	(f)	1.43	(f)	13
12.13	(0.33)	10	0.12	(f)	0.16	(f)	(0.31	)(f)	13

11.70	12.25	9,289	0.53		0.63		1.54		8
11.80	12.66	637,000	0.13		0.24		1.93		8
10.68	6.32	4,993	0.53		0.64		1.09		19
10.76	6.67	507,845	0.13		0.24		1.58		19
10.69	(4.82)	1,729	0.55		0.66		1.40		25
10.76	(4.29)	424,196	0.17		0.26		1.95		25
11.83	17.92	220	0.60		0.66		2.02		14
11.89	18.29	373,665	0.20		0.26		2.43		14
10.64	13.61	133	0.60		0.68		2.13		40
10.69	14.21	284,539	0.20		0.29		2.49		40

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$14.78	$0.14	$1.01	$1.15	$(0.16)	$—	$(0.16)
2018 - Institutional	14.72	0.15	1.02	1.17	(0.21)	—	(0.21)
2018 - R6 (Commenced December 29, 2017)	15.59	(0.01)	0.11	0.10	—	—	—

FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - A	12.91	0.11	1.85	1.96	(0.09)	—	(0.09)
2017 - Institutional	12.86	0.17	1.84	2.01	(0.15)	—	(0.15)
2016 - A	12.58	0.08	0.52	0.60	(0.18)	(0.09)	(0.27)
2016 - Institutional	12.53	0.11	0.53	0.64	(0.22)	(0.09)	(0.31)
2015 - A	13.51	0.09	(0.69)	(0.60)	(0.10)	(0.23)	(0.33)
2015 - Institutional	13.48	0.17	(0.71)	(0.54)	(0.18)	(0.23)	(0.41)
2014 - A	11.31	0.20	2.31	2.51	—	(0.31)	(0.31)
2014 - Institutional	11.38	0.18	2.39	2.57	(0.16)	(0.31)	(0.47)
2013 - A	9.78	0.32	1.41	1.73	(0.17)	(0.03)	(0.20)
2013 - Institutional	9.84	0.15	1.63	1.78	(0.21)	(0.03)	(0.24)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	The portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the portfolio turnover rate may be higher.
(f)	Annualized.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Net asset value, end of period	Total return(c)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets(d)		Ratio of total expenses to average net assets(d)		Ratio of net investment income (loss) to average net assets(b)		Portfolio turnover rate(e)

$15.77	7.75%	$707	0.52	%(f)	0.60	%(f)	1.75	%(f)	11%
15.68	7.95	2,594,759	0.13	(f)	0.21	(f)	1.93	(f)	11
15.69	0.64	10	0.11	(f)	0.17	(f)	(0.29	)(f)	11

14.78	15.23	615	0.53		0.61		0.80		8
14.72	15.74	2,207,827	0.13		0.21		1.26		8
12.91	4.88	591	0.53		0.61		0.64		19
12.86	5.22	1,816,911	0.13		0.21		0.92		19
12.58	(4.39)	543	0.56		0.61		0.66		22
12.53	(3.96)	1,701,226	0.17		0.21		1.31		22
13.51	22.55	235	0.60		0.62		1.56		9
13.48	23.05	1,233,566	0.20		0.22		1.43		9
11.31	18.12	636	0.60		0.64		3.16		36
11.38	18.45	739,859	0.20		0.24		1.34		36

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements

February 28, 2018 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act:

Portfolio	Share Classes Offered	Diversified/ Non-diversified
Enhanced Dividend Global Equity and Tax-Advantaged Global Equity	A, Institutional and R6(a)	Diversified

(a)	Commenced operations on December 29, 2017.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Institutional Shares and Class R6 Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Portfolios pursuant to a management agreement (the “Agreement”) with the Trust.

The Portfolios are expected to invest primarily in a combination of domestic and international equity and fixed income underlying funds (“Underlying Funds”) which are registered under the Act, for which GSAM acts as the investment adviser. Additionally, these Portfolios may invest a portion of their assets directly in other securities and instruments, including unaffiliated exchange traded funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The valuation policy of the Portfolios and Underlying Funds is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. The Goldman Sachs MLP Energy Infrastructure Fund (the “Underlying MLP Fund”) records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), and non-class specific expenses of each Portfolio are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Portfolio are charged to that Portfolio, while such expenses incurred by the Trust are allocated across the applicable Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees. Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may

24

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

D.  Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Portfolio is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Portfolio	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Enhanced Dividend Global Equity	Quarterly	Annually
Tax-Advantaged Global Equity	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Portfolios’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Portfolio are maintained in United States (“U.S.”) dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F.  In-Kind Transactions — Each Portfolio may allow investors, under certain circumstances, to purchase shares with securities instead of cash. In addition, the Trust reserves the right to redeem an investor’s shares by distributing securities instead of cash. These are known as in-kind transactions. Securities included as part of in-kind purchases and redemptions of Portfolio shares are valued in the same manner as they are valued for purposes of computing a Portfolio’s NAV, in accordance with the Portfolios’ Valuation Procedures, and such valuations are as of the date the trade is submitted pursuant to the procedures specified in the Portfolios’ prospectus.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolios’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Underlying Funds — Investments in the Underlying Funds are valued at the NAV per share of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolios and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Portfolios, if any, is noted in the Schedules of Investments.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations;

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C.  Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of February 28, 2018:

ENHANCED DIVIDEND GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Underlying Equity Funds	$668,694,893	$—	$—

Derivative Type
Assets(a)
Futures Contracts	$127,281	$—	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(2,675,202)	$—

TAX-ADVANTAGED GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Underlying Equity Funds	$2,572,466,466	$—	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$29,491	$—
Futures Contracts	449,228	—	—
Total	$449,228	$29,491	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(9,936,110)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2018. These instruments were used as part of the Portfolios’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Portfolios’ net exposure:

Enhanced Dividend Global Equity
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Currency	—	$—		Payable for unrealized loss on forward foreign currency exchange contracts	$(2,675,202)
Equity	Variation margin on futures contracts	127,281	(a)	—	—
Total		$127,281			$(2,675,202)

Tax-Advantaged Global Equity
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$29,491		Payable for unrealized loss on forward foreign currency exchange contracts	$(9,936,110)
Equity	Variation margin on futures contracts	449,228	(a)	—	—
Total		$478,719			$(9,936,110)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of February 28, 2018 is reported within the Statements of Assets and Liabilities.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth, by certain risk types, the Portfolios’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2018. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Enhanced Dividend Global Equity
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$(756,962)	$(939,292)	7
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	574,138	45,529	51
Total		$(182,824)	$(893,763)	58

Tax-Advantaged Global Equity
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$(2,309,330)	$(3,956,676)	8
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	1,983,815	178,324	180
Total		$(325,515)	$(3,778,352)	188

(a)	Average number of contracts is based on the average of month end balances for the period ended February 28, 2018.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of 0.15% of each Portfolio’s average daily net assets. GSAM has agreed to waive a portion of its management fee in order to achieve an effective rate of 0.08% as an annual percentage rate of average daily net assets of each Portfolio through at least December 29, 2018, and prior to such date, GSAM may not terminate the arrangement without the approval of the Trustees.

B.  Distribution and/or Service (12b-1) Plan — The Trust, on behalf of Class A Shares of each Portfolio, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class A Shares of the Portfolios.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge. During the six months ended February 28, 2018,

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Goldman Sachs advised that it retained front-end sales charges of $1,937 and $0 for the Enhanced Dividend Global Equity Portfolio and Tax-Advantaged Global Equity Portfolio, respectively.

D.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.18% of the average daily net assets of Class A Shares; 0.03% of the average daily net assets of Class R6 Shares; and 0.04% of the average daily net assets of Institutional Shares.

E.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expenses” of the Portfolios (excluding acquired underlying fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. These Other Expense limitations as an annual percentage rate of average daily net assets for the Portfolios is 0.014%. These Other Expense limitations will remain in place through at least December 29, 2018, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Portfolios have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Portfolios’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended February 28, 2018, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Portfolio	Management Fee Waiver	Other Expense Reimbursement	Custody Fee Credits	Total Expense Reductions
Enhanced Dividend Global Equity	$232,850	$66,206	$2,731	$301,787
Tax-Advantaged Global Equity	841,483	53,331	8,446	903,260

F.  Line of Credit Facility — As of February 28, 2018, the Portfolios participated in a $1,100,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2018, the Portfolios did not have any borrowings under the facility.

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Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G.  Other Transactions with Affiliates — The Portfolios invest primarily in the Institutional Shares of the Underlying Funds. These Underlying Funds are considered to be affiliated with the Portfolios. The tables below show the transactions in and earnings from investments in these Underlying Funds for the six months ended February 28, 2018:

Enhanced Dividend Global Equity
Underlying Funds	Beginning Value as of August 31, 2017	Purchases at Cost	Proceeds from Sales	Return of Capital on Dividends	Net Realized Gain/(Loss) from Affiliated Investment Companies	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of February 28, 2018	Shares as of February 28, 2018	Dividend Income from Affiliated Investment Companies	Capital Gain Distributions from Affiliated Investment Companies
Goldman Sachs Emerging Markets Equity Insights Fund	$39,993,290	$3,592,417	$(8,979,104)	$—	$1,251,126	$(103,602)	$35,754,127	3,238,598	$520,678	$1,366,031
Goldman Sachs Global Infrastructure Fund	—	16,610,147	(775,311)	—	(3,110)	(1,056,500)	14,775,226	1,464,344	145,049	—
Goldman Sachs Global Real Estate Securities Fund	—	16,513,567	(775,311)	—	(311)	(673,658)	15,064,287	1,510,962	187,068	1,614
Goldman Sachs International Equity Dividend and Premium Fund	157,193,002	8,514,334	(25,937,951)	—	844,751	5,020,926	145,635,062	19,037,263	1,269,945	—
Goldman Sachs International Small Cap Insights Fund	26,190,930	3,221,189	(4,201,559)	—	419,468	(170,528)	25,459,500	1,967,504	448,588	1,551,213
Goldman Sachs MLP Energy Infrastructure Fund	27,449,308	1,453,249	(13,623,352)	(1,309,817)	(903,980)	1,419,420	14,484,828	2,111,491	(864,503)	—
Goldman Sachs Small Cap Equity Insights Fund	52,037,790	2,702,692	(6,918,490)	—	412,338	4,443,311	52,677,641	2,032,316	144,500	—
Goldman Sachs Tactical Tilt Overlay Fund	60,858,023	10,658,552	(3,755,879)	—	(231,688)	359,781	67,888,789	6,962,953	610,061	—
Goldman Sachs U.S. Equity Dividend and Premium Fund	272,525,512	36,854,746	(18,432,298)	—	184,352	5,823,121	296,955,433	22,530,761	2,730,777	12,237,734
Total	$636,247,855	$100,120,893	$(83,399,255)	$(1,309,817)	$1,972,946	$15,062,271	$668,694,893		$5,192,163	$15,156,592

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Tax-Advantaged Global Equity
Underlying Funds	Beginning Value as of August 31, 2017	Purchases at Cost	Proceeds from Sales		Return of Capital on Dividends	Net Realized Gain/(Loss) from Affiliated Investment Companies	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of February 28, 2018	Shares as of February 28, 2018	Dividend Income from Affiliated Investment Companies	Capital Gain Distributions from Affiliated Investment Companies
Goldman Sachs Emerging Markets Equity Insights Fund	$136,657,630	$18,889,300	$(22,617,925)		$—	$3,343,540	$419,346	$136,691,891	12,381,512	$1,873,392	$4,882,561
Goldman Sachs Global Infrastructure Fund	—	61,272,127	(444,694)		—	(8,953)	(4,111,717)	56,706,763	5,620,095	521,187
Goldman Sachs Global Real Estate Securities Fund	—	60,801,237	(444,694)		—	(6,001)	(2,684,114)	57,666,428	5,783,995	673,016	5,768
Goldman Sachs International Small Cap Insights Fund	89,487,425	16,054,564	(8,250,630)		—	1,222,740	(667,950)	97,846,149	7,561,526	1,614,979	5,547,813
Goldman Sachs International Tax-Managed Equity Fund	539,411,330	65,548,453	(76,127,964	)(a)	—	9,181,363 (a)	17,115,654	555,128,836	50,976,018	9,759,401	—
Goldman Sachs MLP Energy Infrastructure Fund	93,571,247	7,491,233	(43,206,614)		(4,519,564)	(3,083,143)	4,421,708	54,674,867	7,970,097	(2,900,152)	—
Goldman Sachs Tactical Tilt Overlay Fund	207,785,574	54,952,988	(3,038,982)		—	(206,783)	258,600	259,751,397	26,641,169	2,204,375	—
Goldman Sachs U.S. Tax-Managed Equity Fund	1,120,052,606	149,621,899	(36,088,928	)(b)	—	254,159 (b)	120,160,399	1,354,000,135	58,362,075	10,956,794	—
Total	$2,186,965,812	$434,631,801	$(190,220,431)		$(4,519,564)	$10,696,922	$134,911,926	$2,572,466,466		$24,702,992	$10,436,142

(a)	Includes Proceeds from Sales of $66,410,000 and Net Realized Gain/(Loss) from Affiliated Investment Companies of $9,069,811 related to in-kind transactions.
(b)	Includes Proceeds from Sales of $20,510,000 and Net Realized Gain/(Loss) from Affiliated Investment Companies of $270,262 related to in-kind transactions.

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Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of February 28, 2018, the Portfolios were beneficial owners of 5% or more of total outstanding shares of the following Funds:

Underlying Funds	Enhanced Dividend Global Equity	Tax-Advantaged Global Equity
Goldman Sachs Emerging Markets Equity Insights Fund	—%	7%
Goldman Sachs Global Infrastructure Fund	7	27
Goldman Sachs Global Real Estate Securities Fund	—	18
Goldman Sachs International Equity Dividend and Premium Fund	35	—
Goldman Sachs International Tax-Managed Equity Fund	—	81
Goldman Sachs Small Cap Equity Insights Fund	17	—
Goldman Sachs Tactical Tilt Overlay Fund	—	5
Goldman Sachs U.S. Equity Dividend and Premium Fund	9	—
Goldman Sachs U.S. Tax-Managed Equity Fund	—	87

As of February 28, 2018, The Goldman Sachs Group, Inc. was the beneficial owner of the following share classes of the Portfolios:

Portfolio	Class R6
Enhanced Dividend Global Equity	100%
Tax-Advantaged Global Equity	100

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2018 were as follows:

Portfolio	Purchases	Sales
Enhanced Dividend Global Equity	$100,120,893	$83,399,255
Tax-Advantaged Global Equity	434,631,801	274,400,152

7. TAX INFORMATION

As of the Portfolios’ most recent fiscal year end, August 31, 2017, the Portfolios’ capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

	Enhanced Dividend Global Equity	Tax-Advantaged Global Equity
Capital Loss Carryforwards
Perpetual Long-Term	$—	$(10,834,604)
Timing differences (Post October Capital Loss Deferral/Qualified Late Year Loss Deferral)	(306,377)	(5,524,942)

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7. TAX INFORMATION (continued)

As of February 28, 2018, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Enhanced Dividend Global Equity	Tax-Advantaged Global Equity
Tax cost	$565,391,067	$1,900,039,850
Gross unrealized gain	129,734,693	737,417,017
Gross unrealized loss	(28,978,788)	(74,447,792)
Net unrealized gain	$100,755,905	$662,969,225

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures and net mark to market gains (losses) on foreign currency contracts.

GSAM has reviewed the Portfolios’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Portfolios’ and Underlying Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Energy Sector Risk — The Underlying MLP Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Portfolio or an Underlying Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate

35

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

8. OTHER RISKS (continued)

significantly over short periods of time. To the extent that a Portfolio or an Underlying Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in the Underlying Funds — The Portfolios invest primarily in a combination of Underlying Funds, and are subject to the risk factors associated with the investments of those Underlying Funds in direct proportion to the amount of assets allocated to each. As of February 28, 2018, the Enhanced Dividend Global Equity Portfolio invested 44.0% and 21.6% of its net assets in the Goldman Sachs U.S. Equity Dividend and Premium Fund (the “U.S. Equity Dividend and Premium Fund”) and the Goldman Sachs International Equity Dividend and Premium Fund (the “International Equity Dividend and Premium Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Enhanced Dividend Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Equity Dividend and Premium Fund invests primarily in dividend paying equity investments in large-capitalization U.S. equity issuers, with public stock market capitalizations within the range of the market capitalization of the S&P 500® at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the S&P 500® Index or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio. The International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in companies that are organized outside the U.S. or whose securities are principally traded outside the U.S. with public stock market capitalizations within the range of capitalization of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East (“EAFE”) Index (“MSCI EAFE Index”) at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the MSCI EAFE Index, other national or regional stock market indices or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio.

As of February 28, 2018, the Tax-Advantaged Global Equity Portfolio invested 52.2% and 21.4% of its net assets in the Goldman Sachs U.S. Tax-Managed Equity Fund (the “U.S. Tax-Managed Equity Fund”) and the Goldman Sachs International Tax-Managed Equity Fund (the “International Tax-Managed Equity Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Tax-Advantaged Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Tax-Managed Equity Fund invests in a broadly diversified portfolio of equity investments in U.S. issuers, including foreign issuers that are traded in the U.S. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the Russell 3000 Index. The International Tax-Managed Equity Fund invests primarily in international equity securities. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the MSCI EAFE Index. The investment adviser may seek tax-efficiency by offsetting gains and losses, limiting portfolio turnover or selling high tax basis securities for both Underlying Funds.

The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of an Underlying Fund’s net assets.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s or the Underlying Fund’s expense ratio. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

36

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

8. OTHER RISKS (continued)

Liquidity Risk — An Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, a Portfolio and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Portfolio and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio and the Underlying Fund have unsettled or open transactions defaults.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

37

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Enhanced Dividend Global Equity Portfolio

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Fiscal Year Ended August 31, 2017

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	156,179	$1,884,965	587,434	$6,559,204
Reinvestment of distributions	20,422	246,077	15,220	168,144
Shares redeemed	(122,629)	(1,482,937)	(275,640)	(3,110,263)
	53,972	648,105	327,014	3,617,085
Institutional Shares
Shares sold	3,484,212	42,378,628	9,888,524	111,730,130
Reinvestment of distributions	1,407,772	17,099,920	1,333,001	14,840,224
Shares redeemed	(4,095,499)	(50,116,423)	(4,411,203)	(49,659,238)
	796,485	9,362,125	6,810,322	76,911,116
Class R6 Shares(a)
Shares sold	822	10,000	—	—
	822	10,000	—	—
NET INCREASE	851,279	$10,020,230	7,137,336	$80,528,201

(a)	Commenced operations on December 29, 2017.

38

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Tax-Advantaged Global Equity Portfolio

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Fiscal Year Ended August 31, 2017

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	8,228	$127,809	6,967	$100,062
Reinvestment of distributions	427	6,733	244	3,268
Shares redeemed	(5,434)	(86,187)	(11,345)	(152,128)
	3,221	48,355	(4,134)	(48,798)
Institutional Shares
Shares sold	19,020,312	298,451,070	22,609,613	310,948,352
Reinvestment of distributions	2,094,566	32,779,960	1,596,175	21,197,202
Shares redeemed	(5,620,978)	(87,089,819)	(15,517,596)	(211,500,414)
	15,493,900	244,141,211	8,688,192	120,645,140
Class R6 Shares(a)
Shares sold	641	10,000	—	—
	641	10,000	—	—
NET INCREASE	15,497,762	$244,199,566	8,684,058	$120,596,342

(a)	Commenced operations on December 29, 2017.

39

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Portfolio Expenses — Six Month Period Ended February 28, 2018 (Unaudited)

As a shareholder of Class A, Institutional or Class R6 Shares of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A Shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Institutional and Class R6 Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2017 through February 28, 2018, which represents a period of 181 days of a 365 day year. The Class R6 Example is based on the period from January 02, 2018 through February 28, 2018, which represents a period of 58 out of 365 days.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees and do not include expenses of Underlying Funds in which the Portfolios invest. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Enhanced Dividend Global Equity Portfolio				Tax-Advantaged Global Equity Portfolio
Share Class	Beginning Account Value 9/01/17	Ending Account Value 2/28/18		Expenses Paid for the 6 Months Ended 2/28/18*	Beginning Account Value 9/01/17	Ending Account Value 2/28/18		Expenses Paid for the 6 Months Ended 2/28/18*
Class A
Actual	$1,000	$1,052.80		$2.65	$1,000	$1,077.50		$2.68
Hypothetical 5% return	1,000	1,022.22	+	2.61	1,000	1,022.22	+	2.61
Institutional
Actual	1,000	1,055.40		0.66	1,000	1,079.50		0.67
Hypothetical 5% return	1,000	1,024.15	+	0.65	1,000	1,024.15	+	0.65
Class R6(a)
Actual	1,000	996.70		0.19	1,000	1,006.40		0.18
Hypothetical 5% return	1,000	1,024.20	+	0.60	1,000	1,024.25	+	0.55

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2018. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolio	Class A	Institutional	Class R6(a)
Enhanced Dividend Global Equity	0.52%	0.13%	0.12%
Tax-Advantaged Global Equity	0.52	0.13	0.11

(a)	Commenced operations on December 29, 2017.

40

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.29 trillion in assets under supervision as of December 31, 2017, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund
∎	Total Emerging Markets Income Fund[4]

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund[5]
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund[6]
∎	Concentrated Growth Fund[7]
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund[8]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund[9]
∎	International Equity ESG Fund[10]
∎	Asia Equity Fund
∎	Emerging Markets Equity Fund
∎	N-11 Equity Fund
∎	ESG Emerging Markets Equity Fund

Select Satellite

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund[11]
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Absolute Return Multi-Asset Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Equity Growth Strategy Portfolio
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date 2020 Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
∎	Tactical Exposure Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on December 26, 2017, the Goldman Sachs Dynamic Emerging Markets Debt Fund was renamed the Goldman Sachs Total Emerging Markets Income Fund.
[5]	Effective on June 20, 2017, the Goldman Sachs Growth and Income Fund was renamed the Goldman Sachs Equity Income Fund.
[6]	Effective after the close of business on August 31, 2017, the Goldman Sachs Flexible Cap Growth Fund was renamed the Goldman Sachs Flexible Cap Fund.
[7]	Effective on July 28, 2017, the Goldman Sachs Focused Growth Fund was reorganized with and into the Goldman Sachs Concentrated Growth Fund.
[8]	Effective after the close of business on October 31, 2017, the Goldman Sachs Dynamic U.S. Equity Fund was renamed the Goldman Sachs Blue Chip Fund.
[9]	Effective after the close of business on February 27, 2018, the Goldman Sachs Strategic International Equity Fund was renamed the Goldman Sachs International Equity Income Fund.
[10]	Effective after the close of business on February 27, 2018, the Goldman Sachs Focused International Equity Fund was renamed the Goldman Sachs International Equity ESG Fund.
[11]	Effective after the close of business on October 30, 2017, the Goldman Sachs Dynamic Allocation Fund was renamed the Goldman Sachs Alternative Premia Fund.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*This	list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Kathryn A. Cassidy Diana M. Daniels Herbert J. Markley James A. McNamara Roy W. Templin Gregory G. Weaver

OFFICERS

James A. McNamara, President

Scott M. McHugh, Treasurer, Senior Vice President and Principal Financial Officer

Joseph F. DiMaria, Assistant Treasurer

and Principal Accounting Officer

Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Qs. The Portfolios’ Form N-Qs are available on the SEC’s web site at http://www.sec.gov within 60 days after the Portfolios’ first and third fiscal quarters. The Portfolios’ Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Forms N-Qs may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Economic and market forecasts presented herein reflect our judgment as of the date of this report and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Goldman Sachs & Co. LLC (“Goldman Sachs”) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of February 28, 2018 and may not be representative of future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. Diversification does not protect an investor from market risk and does not ensure a profit.

THIS MATERIAL IS FOR INFORMATIONAL PURPOSES ONLY AND IS PROVIDED SOLELY ON THE BASIS THAT IT WILL NOT CONSTITUTE INVESTMENT OR OTHER ADVICE OR A RECOMMENDATION RELATING TO ANY PERSON’S OR PLAN’S INVESTMENT OR OTHER DECISIONS, AND GOLDMAN SACHS IS NOT A FIDUCIARY OR ADVISOR WITH RESPECT TO ANY PERSON OR PLAN BY REASON OF PROVIDING THE MATERIAL OR CONTENT HEREIN INCLUDING UNDER THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974 OR DEPARTMENT OF LABOR REGULATIONS. PLAN SPONSORS AND OTHER FIDUCIARIES SHOULD CONSIDER THEIR OWN CIRCUMSTANCES IN ASSESSING ANY POTENTIAL COURSE OF ACTION

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Portfolio’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Portfolio and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2018 Goldman Sachs. All rights reserved. 127043-TMPL-04/2018-746260/TAGEDSAR-18/2.7K

Goldman Sachs Funds

Semi-Annual Report	February 28, 2018

Investor FundsSM
Money Market
Tax-Exempt Money Market

Goldman Sachs Investor Funds

∎	MONEY MARKET

∎	TAX-EXEMPT MONEY MARKET

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

PORTFOLIO RESULTS

Goldman Sachs Investor Funds

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Money Market Portfolio Management Team discusses the Goldman Sachs Investor Funds’ (the “Funds”) performance and positioning for the six-month period ended February 28, 2018 (the “Reporting Period”).

Q	What economic and market factors most influenced the money markets as a whole during the Reporting Period?

A	During the Reporting Period, noteworthy events influencing the front, or short-term, end of the taxable and tax-exempt money market yield curves included a Federal Reserve (“Fed”) interest rate hike and its start of balance sheet normalization as well as action by other central banks, including the European Central Bank’s (“ECB”) tapering of asset purchases. (Yield curve is a spectrum of interest rates based on maturities of varying lengths. Balance sheet normalization refers to the steps the Fed is taking to reverse quantitative easing and remove the substantial monetary accommodation it has provided to the economy since the financial crisis began in 2007.)

In December 2017, the Fed delivered its third rate hike of the calendar year, raising the targeted federal funds rate by 25 basis points to a range between 1.25% and 1.50%. (A basis point is 1/100th of a percentage point.) Policymakers cited ongoing strength in the U.S. labor market and a pickup in household spending and business fixed investment. The Fed’s dot plot, which shows rate projections of the members of the Fed’s Open Market Committee, indicated that three rate increases were on tap for 2018 and potentially two more in 2019. During February 2018, new Fed chair Jerome Power noted an improvement in the U.S. economic outlook since the Fed’s December 2017 policy meeting. His comments were met with a hawkish market reaction, with U.S. Treasury yields climbing amid raised market expectations for a shift in the Fed’s dot plot at its March 2018 meeting. (Hawkish tends to suggest higher interest rates; opposite of dovish.)

Outside the U.S., the ECB announced in October 2017 that it would reduce its monthly asset purchases from €60 billion to €30 billion for nine months beginning in January 2018, mainly by purchasing fewer sovereign government bonds. The ECB also said its policy rates would remain low for “an extended period of time, and well past the horizon of the net asset purchases.” Also in October 2017, the Bank of England reversed an emergency interest rate cut, made in August 2016 following the Brexit referendum, and signaled that future monetary policy tightening would be limited, gradual and dependent on the economic reaction to the U.K.’s eventual departure from the European Union.

In the tax-exempt money market, investment inflows increased from approximately $128 billion in August 2017 to $136 billion in February 2018. The Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index, representing seven-day tax-exempt variable rate demand obligations, rose 30 basis points, from 0.79% on August 31, 2017 to 1.09% on February 28, 2018. Furthermore, three-month and one-month LIBOR were at 2.02% and 1.67%, respectively, at the end of the Reporting Period. (LIBOR, or the London Inter-Bank Offered Rate, is the interest rate that banks charge each other for short-term loans.) The ratio of the SIFMA Municipal Swap Index to LIBOR continued to average less than 71%, as it has since 1997.

Q	What key factors were responsible for the performance of the Funds during the Reporting Period?

A	The yields of the Goldman Sachs Investor Money Market Fund (“the taxable Fund”) and the Goldman Sachs Investor Tax-Exempt Money Market Fund (“the tax-exempt Fund”) rose during the Reporting Period, driven by the increase in money market yields, which occurred primarily because of the economic and market factors discussed above. The taxable and tax-exempt money market yield curves flattened, meaning yields on shorter-term maturities rose more than those on longer-term maturities.

Q	How did you manage the taxable Fund during the Reporting Period?

A	During the Reporting Period, the taxable Fund had investments in commercial paper, asset-backed commercial paper, repurchase agreements (“repos”), variable rate demand notes (“VRDNs”), certificates of deposit, short-term corporate obligations, tender option bonds, municipal debt and non-U.S. sovereign government debt.

1

PORTFOLIO RESULTS

In the taxable Fund, we maintained a rather short weighted average maturity of approximately 20 days, as the Fed continued to signal the likelihood of a December 2017 interest rate hike. We focused Fund purchases on floating rate securities and agency securities, which offered what we considered attractive opportunities.

Q	How did you manage the tax-exempt Fund during the Reporting Period?

A	During the Reporting Period, the tax-exempt Fund had investments in VRDNs, short-term tax-exempt securities, non-financial tax-exempt commercial paper and other municipal securities.

We maintained a rather short weighted average maturity of approximately 15 days in the tax-exempt Fund, as the Fed continued to signal the likelihood of a December 2017 interest rate hike.

Q	How did you manage the Funds’ weighted average life during the Reporting Period?

A	During the Reporting Period, we managed the weighted average life of the taxable and tax-exempt Funds below 120 days. In the taxable Fund, we maintained a weighted average life in a range between 75 days and 83 days during the first three months of the Reporting Period. Through December 2017 and January 2018, we allowed the weighted average life of the taxable Fund to shorten to approximately 58 days. We then extended it to approximately 76 days during February 2018. In the tax-exempt Fund, we maintained a weighted average life in a range between 20 days and 32 days during the first three months of the Reporting Period. Through December 2017 and January 2018, we allowed the weighted average life to shorten to approximately 16 days, which we maintained through February 2018. The weighted average life of a money market fund is a measure of a money market fund’s price sensitivity to changes in liquidity and/or credit risk.

Under amendments to SEC Rule 2a-7 that became effective in May 2010, the maximum allowable weighted average life of a money market fund is 120 days. While one of the goals of the SEC’s money market fund rule is to reinforce conservative investment practices across the money market fund industry, our security selection process has long emphasized conservative investment choices.

Q	Did you make any changes to the Funds’ portfolios during the Reporting Period?

A	During the Reporting Period, we made adjustments to the Funds’ weighted average maturities and their allocations to specific investments based on then-current market conditions, our near-term view and anticipated and actual Fed monetary policy statements.

Q	What is the Funds’ tactical view and strategy for the months ahead?

A	At the end of the Reporting Period, we expected the U.S. to continue to take the lead in unwinding the ultra-accommodative monetary policy put in place following the global financial crisis. We think the Fed will raise interest rates three times in 2018 and continue balance sheet normalization. Although we believe the markets have interpreted Jerome Powell’s appointment as Fed Chair as preserving continuity at the Fed, the high turnover on the Federal Open Market Committee could challenge the status quo, in our view, as Powell will need to build consensus among policymakers, some of whom have yet to be nominated. Elsewhere, we see scope for several developed markets’ central banks, including the Bank of Canada and Reserve Bank of New Zealand, to tighten monetary policy because of domestic economic strength in those nations. In contrast, we anticipate prolonged monetary policy accommodation in Europe and Japan, where core inflation appears to lack upward momentum.

Overall, the taxable and tax-exempt Funds continue to be flexibly guided by shifting market conditions, and we have positioned them to seek to take advantage of anticipated interest rate movements. At the end of the Reporting Period, we viewed floating rate securities as offering value, and we intend to adjust duration guided by the context of market pricing in relation to our expectations. As always, we intend to continue to use our actively managed approach to seek the best possible return within the framework of our Funds’ investment guidelines and objectives. In addition, we will continue to manage interest, liquidity and credit risk daily. We will also continue to closely monitor economic data, Fed policy and any shifts in the taxable and tax-exempt money market yield curves, as we strive to navigate the interest rate environment.

2

PORTFOLIO RESULTS

RETAIL MONEY MARKET FUNDS

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

FUND BASICS

Investor Funds

as of February 28, 2018

PERFORMANCE REVIEW[1,2]
September 1, 2017–February 28, 2018	Fund Total Return (based on NAV)[3] Class I Shares	iMoneyNet Institutional Average[4]
Money Market	0.64%	0.88%[5]
Tax-Exempt Money Market	0.43	0.61	[6]

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment returns will fluctuate. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]	The Money Market Fund offers seven separate classes of shares (Class I, Administration, Service, Resource, Cash Management, Class A and Class C Shares) and the Tax-Exempt Money Market Fund offers eleven separate classes of shares (Class I, Select, Preferred, Capital, Administration, Premier, Service, Resource, Cash Management, Class A and Class C Shares), each of which is subject to different fees and expenses that affect performance and entitles shareholders to different services. The Class I Shares do not have distribution and/or service (12b-1) or administration and/or service (non-12b-1) fees. The Select, Preferred, Capital, Administration, Premier, Service, Resource, Cash Management, Class A and Class C Shares offer financial institutions the opportunity to receive fees for providing certain distribution, administrative support and/or shareholder services (as applicable). As an annualized percentage of average daily net assets, these share classes pay combined distribution and/or service (12b-1) or administration and/or service (non-12b-1) fees (as applicable) at the following contractual rates: Select Shares pay 0.03%, Preferred Shares pay 0.10%, Capital Shares pay 0.15%, Administration Shares pay 0.25%, Premier Shares pay 0.35%, Service Shares pay 0.50%, Resource Shares pay 0.65%, Cash Management Shares pay 0.80%, Class A Shares pay 0.25%, and Class C Shares pay 1.00%. If these fees were reflected in the above performance, performance would have been reduced. In addition, the Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. The performance shown above reflects any waivers or reimbursements that were in effect for all or a portion of the periods shown. When waivers or reimbursements are in place, the Fund’s operating expenses are reduced and the Fund’s yield and total returns to the shareholder are increased.

[3]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. A Fund’s total return assumes the reinvestment of dividends and other distributions.

[4]	Source: iMoneyNet, Inc. February 2018.

[5]	First Tier Retail–Category includes only non-government retail funds that also are not holding any second-tier securities. Portfolio holdings of first-tier funds include US Treasury, US other, repos, time deposits, domestic bank obligations, foreign bank obligations, first-tier commercial paper, floating rate notes and asset-backed commercial paper.

[6]	Tax-Free National Retail–Category includes all retail national and state tax-free and municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds—6 months & less, put bonds—over 6 months, alternative minimum tax paper and other tax-free holdings. Consists of all funds in the National Tax-Free Retail and State-Specific Retail categories.

4

FUND BASICS

STANDARDIZED TOTAL RETURNS1,[2,7]
For the period ended 12/31/17	SEC 7-Day Current Yield[8]	One Year	Five Years	Ten Years	Since Inception	Inception Date
Money Market	1.42%	1.05%	N/A	N/A	1.52%	1/29/16
Tax-Exempt Money Market	1.37	0.69	0.21%	0.36%	1.75	7/19/94

[7]	The Standardized Total Returns are average annual or cumulative total returns (only if the performance period is one year or less) of Class I Shares as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. The SEC 7-Day Current Yield is not a Standardized Total Return.

Because Class I Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The yields and returns represent past performance. Past performance does not guarantee future results. The Funds’ investment yields and returns will fluctuate as market conditions change. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end yields and returns.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[8]	The SEC 7-Day Current Yield figures are as of 12/31/17 and are calculated in accordance with securities industry regulations and do not include net capital gains. SEC 7-Day Current Yield may differ slightly from the actual distribution rate of a given Fund because of the exclusion of distributed capital gains, which are non-recurring. The SEC 7-Day Current Yield more closely reflects a Fund’s current earnings than do the Standardized Total Return figures.

5

YIELD SUMMARY

SUMMARY OF THE CLASS I SHARES AS OF 2/28/18[1,2]
Fund	7-Day Dist. Yield[9]	SEC 7-Day Effective Yield[10]	30-Day Average Yield[11]	Weighted Avg. Maturity (days)[12]	Weighted Avg. Life (days)[13]
Money Market	1.48%	1.49%	1.45%	27	76
Tax-Exempt Money Market	0.94	0.95	0.87	13	18

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields reflect fee waivers and expense limitations in effect and will fluctuate as market conditions change. The yield quotations more closely reflect the current earnings of the Fund. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end performance.

[9]	The 7-Day Distribution Yield is an annualized measure of a Fund’s dividends per share, divided by the price per share. This yield can include capital gain/loss distribution, if any. This is not an SEC Yield.

[10]	The SEC 7-Day Effective Yield of a Fund is calculated in accordance with securities industry regulations and do not include net capital gains. The SEC 7-Day Effective Yield assumes reinvestment of dividends for one year.

[11]	The 30-Day Average Yield is a net annualized yield of 30 days back from the current date listed. This yield includes capital gain/loss distribution.

[12]	A Fund’s weighted average maturity (WAM) is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 60 days as calculated under SEC Rule 2a-7.

[13]	A Fund’s weighted average life (WAL) is an average of the final maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 120 days as calculated under SEC Rule 2a-7.

6

SECTOR ALLOCATIONS

INVESTOR MONEY MARKET FUND[14]
As of February 28, 2018
Security Type	Percentage of Net Assets
Certificate of Deposit	1.0%
Certificates of Deposit - Eurodollar	1.8
Certificates of Deposit - Yankeedollar	4.2
Commercial Paper & Corporate Obligations	27.4
Fixed Rate Municipal Debt Obligations	10.5
Repurchase Agreements	23.0
U.S. Treasury Obligation	3.2
Variable Rate Municipal Debt Obligations	6.0
Variable Rate Obligations	22.9
As of August 31, 2017
Security Type	Percentage of Net Assets
Certificates of Deposit	1.6%
Certificates of Deposit - Yankeedollar	9.0
Commercial Paper & Corporate Obligations	19.8
Fixed Rate Municipal Debt Obligations	4.1
Repurchase Agreements	22.2
Variable Rate Municipal Debt Obligations	6.6
Variable Rate Obligations	37.2

[14]	The Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

7

SECTOR ALLOCATIONS

INVESTOR TAX-EXEMPT MONEY MARKET FUND[15]
As of February 28, 2018
Security Type	Percentage of Net Assets
Commercial Paper	9.9%
General Obligations	0.4
Revenue Anticipation Notes	1.3
Tax and Revenue Anticipation Notes	2.0
Tax Anticipation Notes	0.7
Variable Rate Obligations	84.5
As of August 31, 2017
Security Type	Percentage of Net Assets
Bond Anticipation Notes	1.6%
Commercial Paper	22.2
Revenue Bonds	1.3
Tax and Revenue Anticipation Notes	2.1
Variable Rate Obligations	74.5

[15]	The Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

8

Index Definitions

ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index is based on the assumed purchase of a synthetic instrument having three months to maturity and with a coupon equal to the closing quote for three-month LIBOR. That issue is sold the following day (priced at a yield equal to the current day closing three-month LIBOR rate) and is rolled into a new three-month instrument. The index, therefore, will always have a constant maturity equal to exactly three months.

Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index is a seven-day high-grade market index comprised of tax-exempt variable rate demand obligations with certain characteristics. The Index is calculated and published by Bloomberg. The Index is overseen by SIFMA’s municipal swap index committee.

It is not possible to invest directly in an unmanaged index.

9

INVESTOR MONEY MARKET FUND

Schedule of Investments

February 28, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 27.4%
Albion Capital LLC
$3,000,000	1.533%		03/02/18	$2,999,875
3,000,000	1.969		04/20/18	2,992,000
Alpine Securitization Ltd.
3,000,000	1.847		05/01/18	2,990,850
Atlantic Asset Securitization LLC
2,500,000	1.868		05/04/18	2,491,911
Banque et Caisse d’Epargne de l’Etat, Luxembourg
3,500,000	1.995		07/06/18	3,476,046
Barton Capital S.A.
3,000,000	1.804		04/04/18	2,995,013
3,000,000	1.794		04/05/18	2,994,896
Cancara Asset Securitisation LLC
4,000,000	1.636		03/05/18	3,999,289
Chariot Funding LLC
3,000,000	1.767		05/29/18	2,987,244
CHARTA LLC
2,000,000	1.746		06/07/18	1,990,744
Collateralized Commercial Paper Co., LLC
3,500,000	1.972		06/05/18	3,482,080
CRC Funding LLC
3,000,000	1.753		04/12/18	2,994,015
First Abu Dhabi Bank
7,000,000	1.533		03/07/18	6,998,250
J.P. Morgan Securities LLC
3,000,000	1.670		09/05/18	2,974,620
Kells Funding LLC
3,500,000	1.639		03/22/18	3,496,733
2,000,000	1.846		05/08/18	1,993,200
Landesbank Hessen-Thueringen Gironzentrale
3,250,000	1.619		03/20/18	3,247,290
Liberty Street Funding LLC
2,400,000	1.784		04/10/18	2,395,360
3,500,000	2.054		05/23/18	3,483,861
LMA-Americas LLC
2,000,000	1.788		03/19/18	1,998,220
1,500,000	1.867		05/09/18	1,494,768
Matchpoint Finance PLC
5,000,000	1.470		03/01/18	5,000,000
3,000,000	1.846		04/03/18	2,995,050
3,500,000	2.147		05/29/18	3,481,916
Nederlandse Waterschapsbank N.V.
2,000,000	1.794		05/02/18	1,993,972
Nieuw Amsterdam Receivables Corp.
3,500,000	1.794		04/18/18	3,491,833
NRW.Bank
3,000,000	1.741		04/09/18	2,994,475
Old Line Funding Corp.
3,500,000	1.773		04/12/18	3,492,936
Sheffield Receivables Company LLC
3,500,000	1.691		03/15/18	3,497,754
Societe Generale
1,000,000	1.900		05/31/18	995,324
Victory Receivables Corp.
3,000,000	1.680		03/08/18	2,999,043
2,000,000	1.794		04/17/18	1,995,431

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$97,413,999

Certificate of Deposit – 1.0%
Citibank N.A.
$3,500,000	1.750		03/21/18	$3,500,000

Certificates of Deposit-Eurodollar – 1.8%
KBC Bank NV
$3,250,000	1.720%		03/06/18	$3,250,002
3,000,000	1.980		05/14/18	3,000,000

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR				$6,250,002

Certificates of Deposit-Yankeedollar – 4.2%
Abbey National Treasury Services PLC
$3,000,000	1.800%		05/01/18	$3,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
2,000,000	1.700		03/16/18	2,000,000
National Bank of Kuwait
5,000,000	1.900		05/01/18	5,000,000
2,000,000	1.950		05/14/18	2,000,000
Toronto-Dominion Bank (The)
3,000,000	1.600		08/22/18	3,000,000

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR				$15,000,000

Fixed Rate Municipal Debt Obligations – 10.5%
ANZ New Zealand International Ltd. (London)
$4,000,000	1.750	%(a)	03/29/18	$4,000,633
Bank of America, N.A.
2,000,000	1.650		03/26/18	2,000,229
Bank of Montreal
4,000,000	1.450		04/09/18	3,999,170
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
1,500,000	1.700	(a)	03/05/18	1,500,014
Cooperatieve Rabobank U.A.
4,140,000	1.700		03/19/18	4,140,288
Credit Suisse AG
2,000,000	1.700		04/27/18	1,999,631
HSBC Bank PLC
3,428,000	1.500	(a)	05/15/18	3,425,259
ING Bank N.V.
1,300,000	2.050	(a)	08/17/18	1,300,102
Nordea Bank AB
3,000,000	1.625	(a)	05/15/18	2,999,459
Skandinaviska Enskilda Banken AB
3,740,000	1.750	(a)	03/19/18	3,740,181
Sumitomo Mitsui Trust Bank Ltd.
4,000,000	1.800	(a)	03/28/18	4,000,233
UBS AG
4,100,000	1.800		03/26/18	4,100,693

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS				$37,205,892

10	The accompanying notes are an integral part of these financial statements.

INVESTOR MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligation – 3.2%
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.00%)
$11,500,000	1.652	%(b)	01/31/20	$11,497,402

Variable Rate Municipal Debt Obligations(c) – 6.0%
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
$2,000,000	1.600%		03/07/18	$2,000,000
BlackRock Municipal Bond Trust VRDN RB Putters Series 2012-T0014 (JPMorgan Chase N.A., LIQ)(a)
4,000,000	1.600		03/01/18	4,000,000
BlackRock MuniVest Fund II, Inc. VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)(a)
4,000,000	1.600		03/01/18	4,000,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (Sumitomo Mitsui Banking Corp., SPA)
3,185,000	1.570		03/07/18	3,185,000
Providence St. Joseph Health Obligated Group (Bank of Toyoko-Mitsubishi UFJ, LOC)
5,000,000	1.520		03/07/18	5,000,000
Triborough Bridge & Tunnel Authority VRDN Refunding Floating RB Series 2013 Subseries 2B RMKT (Bank of America N.A., LOC)
3,000,000	1.600		03/07/18	3,000,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$21,185,000

Variable Rate Obligations(b) – 22.9%
Abbey National Treasury Services PLC (1 Mo. LIBOR + 0.18%)
$2,000,000	1.760%		05/31/18	$2,000,025
Bank of Montreal (3 Mo. LIBOR + 0.17%)
1,500,000	2.114		05/25/18	1,500,429
Bank of Nova Scotia (The) (1 Mo. LIBOR + 0.23%)
3,000,000	1.824		09/17/18	3,000,000
Bank of Nova Scotia (The) (1 Mo. LIBOR + 0.25%)
2,000,000	1.830		11/06/18	2,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (3 Mo. LIBOR + 0.55%)
3,000,000	2.045	(a)	03/05/18	3,000,140
Barclays Bank PLC (1 Mo. LIBOR + 0.50%)
2,000,000	2.080		04/03/18	2,000,468
Bedford Row Funding Corp. (1 Mo. LIBOR + 0.22%)
3,000,000	1.816	(a)	08/22/18	3,000,000
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.23%)
3,000,000	1.826		09/21/18	3,000,000
Collateralized Commercial Paper Co., LLC (1 Mo. LIBOR + 0.21%)
3,000,000	1.813		07/23/18	3,000,000
Collateralized Commercial Paper II Co., LLC (3 Mo. LIBOR + 0.18%)
1,500,000	1.884	(a)	07/06/18	1,500,000
Commonwealth Bank of Australia (1 Mo. LIBOR + 0.18%)
3,000,000	1.783	(a)	08/23/18	3,000,000
Commonwealth Bank of Australia (3 Mo. LIBOR + 0.11%)
2,000,000	1.870	(a)	04/27/18	2,000,000
Cooperatieve Rabobank U.A. (1 Mo. LIBOR + 0.17%)
1,000,000	1.758		09/14/18	1,000,000

Variable Rate Obligations(b) – (continued)
Cooperatieve Rabobank U.A. (1 Mo. LIBOR + 0.18%)
3,000,000	1.760		08/03/18	2,998,752
ING (U.S.) Funding LLC (1 Mo. LIBOR + 0.19%)
3,000,000	1.770		07/03/18	3,000,000
1,500,000	1.769		07/09/18	1,500,000
Mizuho Bank, Ltd. (1 Mo. LIBOR + 0.19%)
3,200,000	1.778		03/15/18	3,200,000
Mizuho Bank, Ltd. (1 Mo. LIBOR + 0.20%)
3,000,000	1.780		04/06/18	3,000,000
National Australia Bank Ltd. (1 Mo. LIBOR + 0.30%)
2,000,000	1.880	(a)	04/03/18	2,000,000
Oversea-Chinese Banking Corp., Ltd. (3 Mo. LIBOR + 0.18%)
2,000,000	1.874	(a)	04/03/18	2,000,000
Royal Bank of Canada (1 Mo. LIBOR + 0.25%)
3,000,000	1.830		11/06/18	3,000,000
Royal Bank of Canada (3 Mo. LIBOR + 0.13%)
1,000,000	1.679		06/12/18	1,000,000
Standard Chartered Bank (1 Mo. LIBOR + 0.21%)
2,000,000	1.804		04/19/18	2,000,000
Sumitomo Mitsui Banking Corp. (1 Mo. LIBOR + 0.22%)
3,000,000	1.868		05/29/18	3,000,000
Sumitomo Mitsui Banking Corp. (1 Mo. LIBOR + 0.30%)
3,500,000	1.896		08/21/18	3,500,000
Svenska Handelsbanken AB (1 Mo. LIBOR + 0.14%)
2,500,000	1.720		04/06/18	2,500,000
Svenska Handelsbanken AB (1 Mo. LIBOR + 0.23%)
3,500,000	1.824		11/19/18	3,500,000
Swedbank AB (1 Mo. LIBOR + 0.10%)
3,000,000	1.694		04/18/18	3,000,000
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.11%)
3,000,000	1.814		11/06/18	3,000,000
Toyota Finance Australia Limited (1 Mo. LIBOR + 0.20%)
1,000,000	1.781		09/07/18	1,000,000
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.19%)
2,000,000	1.770		06/11/18	2,000,000
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.24%)
3,000,000	1.815		12/03/18	3,000,000
Westpac Banking Corp. (1 Mo. LIBOR + 0.15%)
3,000,000	1.733	(a)	07/13/18	3,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$81,199,814

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$273,252,109

Repurchase Agreements(d) – 23.0%
BNP Paribas (OBFR + 0.20%)
$5,000,000	1.620	%(b)	03/07/18	$5,000,000
Maturity Value: $5,078,525
Settlement Date: 03/24/17
Collateralized by various asset-backed obligations, 1.878% to
8.145%, due 11/16/20 to 06/15/39, various corporate security issuers, 3.450% to 13.750%, due 10/31/20 to 11/01/43 and various sovereign debt security issuers, 3.600%, due 01/30/25. The
aggregate market value of the collateral, including accrued
interest, was $5,577,688.

The accompanying notes are an integral part of these financial statements.	11

INVESTOR MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
Joint Repurchase Agreement Account III
$75,800,000	1.377%		03/01/18	$75,800,000
Maturity Value: $75,802,899

Mizuho Securities USA LLC (3 Mo. LIBOR + 0.95%)
1,000,000	2.741	(b)(e)	05/29/18	1,000,000
Maturity Value: $1,029,463
Settlement Date: 05/08/17
Collateralized by various corporate security issuers, 3.000% to 12.000%, due 05/15/19 to 08/15/46. The aggregate market value of the collateral, including accrued interest, was $1,060,731.

TOTAL REPURCHASE AGREEMENTS				$81,800,000

TOTAL INVESTMENTS – 100.0%				$355,052,109

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%				51,818

NET ASSETS – 100.0%				$355,103,927

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 28, 2018, these securities amounted to $48,466,021 or approximately 13.6% of net assets.
(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2018.
(c)	Rate shown is that which is in effect on February 28, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(d)	Unless noted, all repurchase agreements were entered into on February 28, 2018. Additional information on Joint Repurchase Agreement Account III appears on page 20.
(e)	Security has been determined to be illiquid by the Investment Adviser. At February 28, 2018, this security amounted to $1,000,000 or approximately 0.3% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
GO	—General Obligation
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MMY	—Money Market Yield
OBFR	—Overnight Bank Funding Rate
RB	—Revenue Bond
RMKT	—Remarketed
SPA	—Stand-by Purchase Agreement
T-Bill	—Treasury Bill
VRDN	—Variable Rate Demand Notes

12	The accompanying notes are an integral part of these financial statements.

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments

February 28, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 98.8%
Alabama – 3.2%
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 2014 C(a)
$10,000,000	1.280%	03/01/18	$10,000,000
Heath Care Authority of The City of Huntsville (The) CP Series 2018 A-2
14,000,000	1.260	04/03/18	14,000,000
Mobile IDB VRDN PCRB for Alabama Power Co. Barry Plant Project Series 2007 C RMKT(a)
11,500,000	1.180	03/07/18	11,500,000

			35,500,000

Alaska – 2.6%
Alaska Housing Finance Corp. VRDN RB Refunding for Governmental Purpose Series 2001 B RMKT(a)
28,610,000	1.080	03/07/18	28,610,000

Arizona – 0.8%
Arizona Health Facilities Authority VRDN RB for Banner Health Series 2015 C RMKT (Bank of America N.A., LOC)(a)
6,600,000	1.090	03/07/18	6,600,000
Arizona Health Facilities Authority VRDN RB Refunding for Banner Health Series 2008 G (Wells Fargo Bank N.A., LOC)(a)
2,050,000	1.180	03/07/18	2,050,000

			8,650,000

California – 2.8%
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Series 2006 C(a)
14,000,000	1.090	03/07/18	14,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2018 A-2
4,790,000	1.450	06/07/18	4,790,000
California Statewide Communities Development Authority VRDN RB Refunding for Kaiser Permanente Series 2003 B (GTY AGMT – Kaiser Foundation Health Plan, Inc.)(a)
10,805,000	1.150	03/07/18	10,805,000
Sacramento County Housing Authority VRDN RB Refunding for River Terrace Apartments Series 1996 C RMKT (FNMA) (FNMA, LIQ)(a)
805,000	1.010	03/07/18	805,000
San Diego County Regional Transportation Commission VRDN RB Refunding for Limited Tax Series 2008 C RMKT (Bank of America N.A., SPA)(a)
1,000,000	1.020	03/07/18	1,000,000

			31,400,000

Colorado – 5.2%
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2000 A RMKT (Landesbank Hessen- Thueringen Girozentrale, SPA)(a)
5,050,000	1.160	03/07/18	5,050,000
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2005 A RMKT (Mizuho Bank, Ltd., SPA)(a)
6,880,000	1.140	03/07/18	6,880,000

Municipal Debt Obligations – (continued)
Colorado – (continued)
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2006 B RMKT (Landesbank Hessen- Thueringen Girozentrale, SPA)(a)
1,300,000	1.150	03/07/18	1,300,000
City of Colorado Springs Utilities System VRDN RB Series 2010 C (Barclays Bank PLC, SPA)(a)
245,000	1.750	03/07/18	245,000
Colorado Health Facilities Authority VRDN RB for SCL Health System Series 2016 B (Wells Fargo Bank N.A., LIQ)(a)
2,200,000	1.130	03/07/18	2,200,000
Colorado Health Facilities Authority VRDN RB for SCL Health System Series 2016 D (Wells Fargo Bank N.A., LIQ)(a)
11,200,000	1.090	03/07/18	11,200,000
Colorado Housing & Finance Authority VRDN RB Refunding for Single Family Mortgage Class I Series 2001 AA-2 (Sumitomo Mitsui Banking Corp., LOC)(a)
2,150,000	1.800	03/07/18	2,150,000
University of Colorado Hospital Authority VRDN RB Refunding Series 2017 B-1(a)
18,000,000	1.120	03/07/18	18,000,000
University of Colorado Hospital Authority VRDN RB Refunding Series 2017 B-2(a)
11,200,000	1.120	03/07/18	11,200,000

			58,225,000

Connecticut – 2.7%
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2013 Subseries B-6 (Bank of Tokyo-Mitsubishi UFJ, SPA)(a)
1,645,000	1.070	03/07/18	1,645,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2014 Subseries C-2 (Bank of Tokyo-Mitsubishi UFJ, SPA)(a)
5,500,000	1.100	03/07/18	5,500,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2016 Subseries E-3 (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
750,000	1.110	03/07/18	750,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2017 Subseries A-3 (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
175,000	1.160	03/07/18	175,000
State of Connecticut GO VRDN Refunding SIFMA Index Series 2015 D (SIFMA + 0.75%)
20,740,000	1.840	06/15/18	20,770,115
State of Connecticut GO VRDN SIFMA Index Series 2013 A (SIFMA + 0.42%)
1,850,000	1.510	03/01/18	1,850,000

			30,690,115

Delaware – 0.9%
Delaware State Health Facilities Authority VRDN RB for Christiana Care Health Services, Inc. Series 2010 B(a)
10,500,000	1.100	03/07/18	10,500,000

The accompanying notes are an integral part of these financial statements.	13

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
District of Columbia – 3.5%
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Subordinate Lien Series 2014 Subseries B-1 (TD Bank N.A., SPA)(a)
$4,585,000	1.110%	03/07/18	$4,585,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Subordinate Lien Series 2014 Subseries B-2 (TD Bank N.A., SPA)(a)
18,115,000	1.100	03/07/18	18,115,000
Metropolitan Washington Airports Authority Airport System VRDN RB Refunding Series 2009 D Subseries D-1 (TD Bank N.A., LOC)(a)
1,700,000	1.130	03/07/18	1,700,000
Metropolitan Washington Airports Authority Airport System VRDN RB Refunding Series 2009 D Subseries D-2 (TD Bank N.A., LOC)(a)
2,300,000	1.160	03/01/18	2,300,000
Metropolitan Washington Airports Authority Airport System VRDN RB Refunding Series 2010 C Subseries C-2 RMKT (Sumitomo Mitsui Banking Corp., LOC)(a)
12,175,000	1.090	03/07/18	12,175,000

			38,875,000

Florida – 8.6%
City of Gainesville Utilities System VRDN RB Refunding Series 2007 A (State Street Bank & Trust Co., SPA)(a)
17,655,000	1.070	03/07/18	17,655,000
City of Gainesville Utilities System VRDN RB Refunding Series 2012 B RMKT (Citibank N.A., SPA)(a)
22,225,000	1.070	03/07/18	22,225,000
Jacksonville Electric Authority Electric System VRDN RB Refunding Series Three 2008 C-2 (JPMorgan Chase Bank N.A., SPA)(a)
7,400,000	1.120	03/07/18	7,400,000
Jacksonville Electric Authority Electric System VRDN RB Refunding Series Three 2008 B-2 (Royal Bank of Canada. SPA)(a)
1,800,000	1.100	03/07/18	1,800,000
Jacksonville Electric Authority Electric System VRDN RB Series Three 2008 A (Royal Bank of Canada, SPA)(a)
6,120,000	1.100	03/07/18	6,120,000
Jacksonville Electric Authority Water & Sewer System VRDN RB Refunding Series 2008 Subseries B-1 (State Street Bank & Trust Co., SPA)(a)
2,990,000	1.110	03/07/18	2,990,000
Orlando Utilities Commission VRDN RB Water Utility Improvements Series 2008-2 RMKT (TD Bank N.A., SPA)(a)
24,910,000	1.150	03/07/18	24,910,000
Pinellas County Health Facilities Authority VRDN RB for BayCare Health System Series 2009 A2 (Northern Trust Co., LOC)(a)
13,025,000	1.130	03/07/18	13,025,000

			96,125,000

Georgia – 1.8%
Municipal Electric Authority of Georgia VRDN Project 1 Subordinated RB Series 2008 B (Bank of Tokyo-Mitsubishi UFJ, LOC)(a)
785,000	1.090	03/07/18	785,000

Municipal Debt Obligations – (continued)
Georgia – (continued)
Private Colleges & Universities Authority VRDN RB Refunding for Emory University RMKT Series 2005 C-5(a)
10,125,000	1.050	03/07/18	10,125,000
Private Colleges & Universities Authority VRDN RB Refunding for Emory University Series 2005 B-1(a)
9,075,000	1.070	03/07/18	9,075,000

			19,985,000

Idaho – 0.7%
State of Idaho GO TRANS Series 2017
7,610,000	4.000	06/29/18	7,678,830

Illinois – 1.7%
Illinois Educational Facilities Authority VRDN RB for University of Chicago Series 2003 B(a)
400,000	1.090	03/07/18	400,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B(a)
503,000	1.090	03/07/18	503,000
Illinois Finance Authority VRDN RB Refunding for Advocate Health Care Network Series 2008 Subseries C-2B (JPMorgan Chase Bank N.A., SPA)(a)
1,650,000	1.070	03/07/18	1,650,000
Illinois Finance Authority VRDN RB Refunding for University of Chicago Series 2004 C(a)
7,700,000	1.090	03/07/18	7,700,000
Illinois Health Facilities Authority VRDN RB Refunding for Evanston Hospital Corp. Series 1996 RMKT (JPMorgan Chase Bank N.A., SPA)(a)
6,700,000	1.120	03/07/18	6,700,000
Illinois Toll Highway Authority VRDN RB Senior Priority Series 2007 A-1B RMKT (Bank of America N.A., LOC)(a)
800,000	1.140	03/07/18	800,000
Illinois Toll Highway Authority VRDN RB Senior Priority Series 2007 A-2C RMKT (Landesbank Hessen-Thueringen Girozentrale, LOC)(a)
800,000	1.730	03/07/18	800,000

			18,553,000

Indiana – 0.3%
Indiana Finance Authority VRDN RB Refunding for Ascension Health Senior Credit Group Series 2008 E-7 Convertible(a)
3,000,000	1.020	03/07/18	3,000,000

Iowa – 0.4%
Iowa Finance Authority VRDN RB Refunding for Trinity Health Series 2000 D(a)
4,280,000	1.130	03/07/18	4,280,000

Louisiana – 2.9%
East Baton Rouge Parish IDB, Inc. Pollution Control VRDN RB Refunding for Exxon Project Series 1993(a)
4,000,000	1.140	03/01/18	4,000,000
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Bonds Series 2010 A(a)
13,000,000	1.140	03/01/18	13,000,000
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Bonds Series 2010 B(a)
5,660,000	1.140	03/01/18	5,660,000

14	The accompanying notes are an integral part of these financial statements.

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Louisiana – (continued)
East Baton Rouge Parish Pollution Control VRDN RB Refunding for ExxonMobil Project Series 1989 RMKT(a)
$10,145,000	1.140%	03/01/18	$10,145,000

			32,805,000

Maryland – 1.8%
County of Montgomery, Maryland CP BANS Series 2018 10-A
9,750,000	1.350	03/02/18	9,750,000
Maryland Health & Higher Educational Facilities Authority VRDN RB Refunding for The Johns Hopkins Health System Series 2013 B (1 Mo. LIBOR x 0.7 + 0.58%)
10,235,000	1.635	05/15/18	10,236,173
Washington Suburban Sanitary District GO VRDN BANS Series 2013 A (TD Bank N.A., SPA)(a)
300,000	1.090	03/07/18	300,000

			20,286,173

Massachusetts – 7.6%
Commonwealth of Massachusetts RAN GO Series 2017 B
15,000,000	2.000	05/21/18	15,021,162
Commonwealth of Massachusetts VRDN GO Refunding Bonds Series 2017 A (SIFMA + 0.47%)
5,000,000	1.560	02/01/19	5,008,376
Massachusetts Bay Transportation Authority VRDN RB Refunding for General Transportation System Series 2000 A-2 RMKT (Bank of Tokyo-Mitsubishi UFJ, SPA)(a)
100,000	1.100	03/07/18	100,000
Massachusetts Department of Transportation Metropolitan Highway System VRDN RB Refunding for Contract Assistance Series 2010 A-3 (Landesbank Hessen-Thueringen Gironzentrale, LOC)(a)
1,025,000	1.110	03/07/18	1,025,000
Massachusetts Department of Transportation Metropolitan Highway System VRDN RB Refunding for Contract Assistance Series 2010 A-6 (Sumitomo Mitsui Banking Corp., SPA)(a)
24,975,000	1.110	03/07/18	24,975,000
Massachusetts Health & Educational Facilities Authority VRDN RB Refunding for Tufts University Series 2008 N-1 (U.S. Bank N.A., SPA)(a)
13,500,000	1.100	03/01/18	13,500,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 1997-P2-RMKT (JPMorgan Chase & Co. SPA)(a)
1,000,000	1.090	03/07/18	1,000,000
Massachusetts Water Resources Authority CP Series 2018-99
10,000,000	1.160	05/09/18	10,000,000
Massachusetts Water Resources Authority VRDN Multi-Modal RB Subordinated General Series 1999 B (Landesbank Hessen- Thueringen Gironzentrale, LOC)(a)
13,000,000	1.110	03/07/18	13,000,000
Massachusetts Water Resources Authority VRDN RB Refunding Subordinated General Series 2008 E (JPMorgan Chase Bank N.A., SPA)(a)
940,000	1.110	03/07/18	940,000

			84,569,538

Municipal Debt Obligations – (continued)
Michigan – 4.0%
Michigan State Hospital Finance Authority VRDN RB Refunding for Trinity Health Credit Group Series 2005 E(a)
3,455,000	1.070	03/07/18	3,455,000
Michigan State University Board of Trustees CP Series 2018 F
5,205,000	1.330	03/01/18	5,205,000
Michigan State University VRDN RB Board of Trustees of Michigan Series 2003 A (Northern Trust Co., SPA)(a)
15,000,000	1.030	03/07/18	15,000,000
Michigan State University VRDN RB General Series 2000 A (Northern Trust Co., SPA)(a)
300,000	1.030	03/07/18	300,000
University of Michigan CP Series 2018 K-1
16,660,000	1.130	03/05/18	16,660,000
3,000,000	1.300	03/07/18	3,000,000
900,000	1.330	03/08/18	900,000

			44,520,000

Minnesota – 0.9%
County of Hennepin GO VRDN Series 2017 B (U.S. Bank N.A., SPA)(a)
6,935,000	1.110	03/07/18	6,935,000
Minnesota Higher Education Facilities Authority VRDN RB Refunding for Carleton College Series 2005 Six D (JPMorgan Chase Bank N.A., SPA)(a)
3,545,000	1.110	03/07/18	3,545,000

			10,480,000

Mississippi – 2.5%
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 D (GTY AGMT – Chevron Corp.)(a)
4,400,000	1.150	03/01/18	4,400,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 A (GTY AGMT – Chevron Corp.)(a)
4,800,000	1.120	03/01/18	4,800,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 B (GTY AGMT – Chevron Corp.)(a)
1,500,000	1.110	03/01/18	1,500,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 E (GTY AGMT – Chevron Corp.)(a)
2,000,000	1.090	03/07/18	2,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 F (GTY AGMT – Chevron Corp.)(a)
1,860,000	1.090	03/07/18	1,860,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 H (GTY AGMT – Chevron Corp.)(a)
6,000,000	1.110	03/01/18	6,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 K (GTY AGMT – Chevron Corp.)(a)
4,000,000	1.110	03/01/18	4,000,000

The accompanying notes are an integral part of these financial statements.	15

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Mississippi – (continued)
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 L (GTY AGMT – Chevron Corp.)(a)
$2,700,000	1.110%	03/01/18	$2,700,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 F (GTY AGMT – Chevron Corp.)(a)
200,000	1.150	03/01/18	200,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 G (GTY AGMT – Chevron Corp.)(a)
100,000	1.110	03/01/18	100,000

			27,560,000

Missouri – 2.0%
Curators of the University of Missouri System Facilities VRDN RB Refunding Series 2007 B(a)
2,300,000	1.600	03/07/18	2,300,000
Curators University of Missouri CP Series 2018 A
1,650,000	1.320	03/07/18	1,650,000
18,000,000	1.350	04/04/18	18,000,000

			21,950,000

Multi-State – 3.5%
Federal Home Loan Mortgage Corporation VRDN RB for Multi- Family Variable Rate Certificates Series 2013-M027 Class A (FHLMC, LIQ)(a)
20,355,000	1.110	03/07/18	20,355,000
Federal Home Loan Mortgage Corporation VRDN RB for Multi- Family Variable Rate Certificates Series 2014-M031 Class A (FHLMC, LIQ)(a)
12,030,000	1.120	03/07/18	12,030,000
Federal Home Loan Mortgage Corporation VRDN RB for Multi- Family Variable Rate Certificates Series 2015-M033 Class A (FHLMC, LIQ)(a)
7,315,000	1.120	03/07/18	7,315,000

			39,700,000

Nebraska – 0.8%
Nebraska Investment Finance Authority VRDN Single Family Housing RB Series 2017 C (GNMA/FNMA/FHLMC) (Federal Home Loan Bank, SPA)(a)
9,000,000	1.070	03/07/18	9,000,000

New York – 13.9%
Metropolitan Transportation Authority VRDN RB Refunding Series 2015 Subseries E-2 (Bank of Tokyo-Mitsubishi UFJ, LOC)(a)
4,425,000	1.060	03/07/18	4,425,000
Metropolitan Transportation Authority VRDN RB Refunding Series 2015 Subseries E-3 (Citibank N.A., LOC)(a)
200,000	1.050	03/07/18	200,000
Nassau County Interim Finance Authority VRDN RB Refunding for Sales Tax Revenue Series 2008 A (TD Bank N.A., SPA)(a)
850,000	1.120	03/07/18	850,000
New York City GO VRDN Refunding Series 2008 Subseries J-5 (Bank of America N.A., SPA)(a)
1,500,000	1.110	03/01/18	1,500,000

Municipal Debt Obligations – (continued)
New York – (continued)
New York City GO VRDN Series 2008 Subseries L-3 (Bank of America N.A., LOC) (Bank of America N.A., SPA)(a)
300,000	1.110	03/01/18	300,000
New York City GO VRDN Series 2012 Subseries G-3 (Citibank N.A., LOC)(a)
8,700,000	1.050	03/07/18	8,700,000
New York City GO VRDN Series 2013 Subseries F-3 (Bank of America N.A., LIQ)(a)
3,325,000	1.110	03/01/18	3,325,000
New York City GO VRDN Series 2018 Subseries B-5 (Barclays Bank PLC, SPA)(a)
6,400,000	1.120	03/01/18	6,400,000
New York City Housing Development Corp. Multi-Family Mortgage VRDN RB for Bruckner by the Bridge Series 2008 A (FHLMC, LIQ)(a)
7,900,000	1.080	03/07/18	7,900,000
New York City Housing Development Corp. Multi-Family Mortgage VRDN RB for Elliot Chelsea Development Series 2010 A (FHLMC, LIQ)(a)
800,000	1.130	03/07/18	800,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Refunding for Second General Resolution Series 2007 CC-2 (Bank of Montreal, SPA)(a)
3,000,000	1.110	03/01/18	3,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Refunding for Second General Resolution Series 2009 Subseries BB-1 (Landesbank Hessen- Thueringen Girozentrale, SPA)(a)
12,350,000	1.150	03/01/18	12,350,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Refunding for Second General Resolution Series 2016 Subseries AA-2 (PNC Bank N.A., SPA)(a)
2,000,000	1.110	03/01/18	2,000,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT(a)
11,900,000	1.080	03/07/18	11,900,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT(a)
7,450,000	1.080	03/07/18	7,450,000
New York City Trust for Cultural Resources VRDN RB Refunding for The New York Botanical Garden Series 2009 A (JPMorgan Chase Bank N.A., LOC)(a)
6,675,000	1.080	03/07/18	6,675,000
New York State Dormitory Authority Non-State Supported VRDN RB for Rockefeller University Series 2008 A (JPMorgan Chase Bank N.A., SPA)(a)
200,000	1.120	03/07/18	200,000
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 B RMKT (Bank of NY Mellon, SPA)(a)
590,000	1.110	03/07/18	590,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Series 2004 A RMKT (FNMA, LIQ) (FNMA, LOC)(a)
9,000,000	1.100	03/07/18	9,000,000

16	The accompanying notes are an integral part of these financial statements.

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA, LIQ) (FNMA, LOC)(a)
$5,100,000	1.070%	03/07/18	$5,100,000
New York State Housing Finance Agency VRDN RB Refunding for Economic Development Series 2005 C (JPMorgan Chase Bank N.A., SPA)(a)
7,000,000	1.070	03/07/18	7,000,000
New York State Housing Finance Agency VRDN RB Refunding for Taconic Housing West 17th Street Series 2009 A (FNMA, LIQ) (FNMA, LOC)(a)
12,500,000	1.100	03/07/18	12,500,000
New York State Housing Finance Agency VRDN RB Refunding Series 2003 L RMKT (Bank of America N.A., LOC)(a)
4,060,000	1.070	03/07/18	4,060,000
New York State Local Government Assistance Corp. VRDN RB Refunding for Subordinated Lien Series 2003 4-V (Bank of America N.A., SPA)(a)
4,000,000	1.070	03/07/18	4,000,000
Power Authority of the State of New York CP Series 2018-2
4,000,000	1.230	04/04/18	4,000,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2001 B RMKT (State Street Bank & Trust Co., LOC)(a)
10,000,000	1.060	03/07/18	10,000,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2001 C RMKT (Bank of Tokyo-Mitsubishi UFJ, LOC)(a)
830,000	1.170	03/07/18	830,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2002 F RMKT (Landesbank Hessen-Thueringen Girozentrale, LOC)(a)
17,300,000	1.140	03/01/18	17,300,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2000 Subseries ABCD-5 (AGM) (SIFMA + 0.44%)
1,000,000	1.530	01/01/19	1,002,163
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-3 RMKT (Bank of Tokyo-Mitsubishi UFJ, LOC)(a)
2,700,000	1.170	03/07/18	2,700,000

			156,057,163

North Carolina – 3.7%
City of Raleigh Combined Enterprise System VRDN RB Series 2008 A RMKT (Bank of America N.A., SPA)(a)
975,000	1.110	03/07/18	975,000
City of Raleigh Combined Enterprise System VRDN RB Series 2008 B RMKT (Bank of America N.A., SPA)(a)
600,000	1.110	03/07/18	600,000
City of Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B-1 RMKT (Wells Fargo Bank N.A., SPA)(a)
6,100,000	1.090	03/07/18	6,100,000
County of Union Enterprise System VRDN RB Series 2009 (U.S. Bank N.A., LOC)(a)
15,785,000	1.080	03/07/18	15,785,000

Municipal Debt Obligations – (continued)
North Carolina – (continued)
North Carolina Capital Facilities Finance Agency Educational Facilities VRDN RB Refunding for Wake Forest University Series 2004 A(a)
13,600,000	1.100	03/07/18	13,600,000
University of North Carolina at Chapel Hill VRDN RB Refunding Series 2001 B(a)
255,000	1.020	03/07/18	255,000
University of North Carolina Hospital at Chapel Hill VRDN RB Refunding Series 2001 A RMKT (Landesbank Hessen- Thueringen Girozentrale, SPA)(a)
250,000	1.090	03/01/18	250,000
University of North Carolina Hospital at Chapel Hill VRDN RB Refunding Series 2003 A (Bank of America N.A., SPA)(a)
1,700,000	1.160	03/07/18	1,700,000
University of North Carolina Hospital at Chapel Hill VRDN RB Series 2001 B RMKT (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
2,500,000	1.090	03/01/18	2,500,000

			41,765,000

Ohio – 5.4%
City of Columbus GO VRDN for Sanitation Sewer System Series 2006-1(a)
2,480,000	1.070	03/07/18	2,480,000
City of Columbus Sewerage System VRDN RB Refunding Series 2008 B(a)
1,760,000	1.070	03/07/18	1,760,000
County of Hamilton VRDN RB Refunding for Cincinnati Children’s Hospital Medical Center Series 2018 AA(a)
14,030,000	1.090	03/07/18	14,030,000
Ohio Higher Educational Facility Commission CP Series 2018 B-5
13,000,000	1.290	04/12/18	13,000,000
Ohio State University VRDN RB Series 2014 B-1(a)
1,245,000	1.010	03/07/18	1,245,000
Ohio State University VRDN RB Series 2014 B-2(a)
1,800,000	1.070	03/07/18	1,800,000
Ohio Water Development Authority VRDN RB for Water Pollution Control Loan Fund Series 2016 A (BMO Harris Bank, N.A., LIQ)(a)
770,000	1.200	03/07/18	770,000
State of Ohio GO VRDN for Common Schools Series 2003 D RMKT(a)
2,800,000	1.200	03/07/18	2,800,000
State of Ohio GO VRDN for Common Schools Series 2005 A (State of Ohio, LIQ)(a)
4,400,000	1.010	03/07/18	4,400,000
State of Ohio GO VRDN for Common Schools Series 2005 B (State of Ohio, LIQ)(a)
18,285,000	1.010	03/07/18	18,285,000

			60,570,000

Rhode Island – 0.4%
Rhode Island Health & Educational Building Corp. Higher Education Facilities VRDN RB for Brown University Series 2003 B (Northern Trust Co., SPA)(a)
4,700,000	1.070	03/07/18	4,700,000

The accompanying notes are an integral part of these financial statements.	17

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
South Carolina – 0.6%
City of Columbia, South Carolina Waterworks & Sewer System VRDN RB Series 2009 RMKT (Sumitomo Mitsui Banking Corp., LOC)(a)
$6,750,000	1.120%	03/07/18	$6,750,000

Texas – 7.8%
City of San Antonio Water Systems CP Series 2018 A
9,655,000	1.300	03/01/18	9,655,000
Harris County Cultural Education Facilities Finance Corp. CP Series 2018 C-2
150,000	1.170	04/12/18	150,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Methodist Hospital System Series 2008 Subseries C-1(a)
11,000,000	1.140	03/01/18	11,000,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Methodist Hospital System Series 2008 Subseries C-2(a)
3,900,000	1.140	03/01/18	3,900,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for Methodist Hospital System Series 2008 A-1(a)
12,000,000	1.140	03/01/18	12,000,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for Methodist Hospital System Series 2008 A-2(a)
10,090,000	1.140	03/01/18	10,090,000
Lower Neches Valley Authority Industrial Development Corp. VRDN RB for ExxonMobil Project Series 2010 (GTY AGMT—Exxon Mobil Corp.)(a)
5,600,000	1.140	03/01/18	5,600,000
State of Texas GO VRDN Veterans Bonds Series 2016 (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
8,975,000	1.100	03/07/18	8,975,000
State of Texas GO VRDN Veterans Bonds Series 2017 (Sumitomo Mitsui Banking Corp., SPA)(a)
2,255,000	1.150	03/07/18	2,255,000
State of Texas TRANS Series 2017
21,495,000	4.000	08/30/18	21,816,602
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Texas Health Resources Series 2008 C RMKT(a)
2,450,000	1.170	03/07/18	2,450,000

			87,891,602

Utah – 0.9%
Murray City, Utah Hospital VRDN RB for IHC Health Services, Inc. Series 2003 B(a)
10,000,000	1.070	03/07/18	10,000,000

Virginia – 0.5%
Fairfax County IDA VRDN RB for Fairfax Hospital Series 1988 A (Northern Trust Co., LOC)(a)
300,000	1.120	03/07/18	300,000
Fairfax County IDA VRDN RB Refunding for Inova Health System Project Series 2016 C(a)
625,000	1.070	03/07/18	625,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2003 E(a)
4,300,000	1.090	03/07/18	4,300,000

Municipal Debt Obligations – (continued)
Virginia – (continued)
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2003 F(a)
770,000	1.090	03/07/18	770,000

			5,995,000

Washington – 3.4%
County of King Sewer Revenue VRDN RB Junior Lien Series 2001 A (Landesbank Hessen-Thueringen Girozentrale, LOC)(a)
6,650,000	1.230	03/07/18	6,650,000
Washington Health Care Facilities Authority VRDN RB Refunding for Providence Health & Services Series 2012 C (U.S. Bank N.A., SPA)(a)
12,960,000	1.170	03/07/18	12,960,000
Washington State Housing Finance Commission VRDN RB for Discovery Heights Apartments Series 2010 (FHLMC, LIQ)(a)
4,800,000	1.140	03/07/18	4,800,000
Washington State Housing Finance Commission VRDN RB for Interurban Senior Living Apartments Project (FHLMC, LIQ) (FHLMC, LOC)(a)
13,325,000	1.140	03/07/18	13,325,000

			37,735,000

Wyoming – 1.0%
Unita County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1993 (GTY AGMT – Chevron Corp.)(a)
10,800,000	1.120	03/01/18	10,800,000

TOTAL INVESTMENTS – 98.8%			$1,105,206,421

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%			13,399,308

NET ASSETS – 100.0%			$1,118,605,729

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Rate shown is that which is in effect on February 28, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

18	The accompanying notes are an integral part of these financial statements.

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
BANS	—Bond Anticipation Notes
COPS	—Certificates of Participation
CP	—Commercial Paper
FHLMC	—Insured by Federal Home Loan Mortgage Corp.
FNMA	—Insured by Federal National Mortgage Association
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
GTY AGMT	—Guaranty Agreement
IDA	—Industrial Development Agency
IDB	—Industrial Development Board
IHC	—Intermountain Health Care
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCRB	—Pollution Control Revenue Bond
RB	—Revenue Bond
RMKT	—Remarketed
SIFMA	Securities Industry and Financial Markets Association
SPA	—Stand-by Purchase Agreement
TRANS	—Tax Revenue Anticipation Notes
VRDN	—Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Schedule of Investments

February 28, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT III — At February 28, 2018, Investor Money Market Fund had undivided interests in the Joint Repurchase Agreement Account III, with a maturity date of March 1, 2018, as follows:

Principal Amount	Maturity Value	Collateral Value
$75,800,000	$75,802,899	$77,918,800

REPURCHASE AGREEMENTS — At February 28, 2018, the Principal Amounts of the Investor Money Market Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	1.370%	$9,586,536
Bank of America, N.A.	1.400	3,687,129
Bank of Nova Scotia (The)	1.380	16,223,368
BNP Paribas	1.370	5,161,981
Citigroup Global Markets, Inc.	1.370	4,527,794
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.400	7,853,585
TD Securities (USA), LLC	1.370	1,474,852
Wells Fargo Securities, LLC	1.370	27,284,755
TOTAL		$75,800,000

At February 28, 2018, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000 to 8.000%	05/01/26 to 03/01/48
Federal National Mortgage Association	2.500 to 7.500	08/01/18 to 03/01/48
Government National Mortgage Association	2.500 to 6.500	12/15/26 to 01/20/48
U.S. Treasury Bonds	2.250 to 3.125	11/15/41 to 05/15/47
U.S. Treasury Inflation-Indexed Bond	1.000	02/15/48
U.S. Treasury Interest-Only Stripped Securities	0.000	05/15/25 to 11/15/44
U.S. Treasury Notes	1.000 to 3.625	04/30/18 to 02/15/27
U.S. Treasury Principal-Only Stripped Securities	0.000	02/15/29 to 05/15/44

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Statements of Assets and Liabilities

February 28, 2018 (Unaudited)

	Investor Money Market Fund	Investor Tax-Exempt Money Market Fund
Assets:
Investments based on amortized cost	$273,252,109	$1,105,206,421
Repurchase agreements based on amortized cost	81,800,000	—
Cash	66,934	33,956
Receivables:
Investments sold	—	44,266,718
Interest	459,518	1,996,152
Fund shares sold	927,028	68,991
Reimbursement from investment advisor	80,131	41,983
Other assets	1,851	7,362
Total assets	356,587,571	1,151,621,583

Liabilities:
Payables:
Investments purchased	1,005,130	32,003,528
Dividend distribution	141,413	670,979
Management fees	43,212	145,661
Fund shares redeemed	144,346	25,488
Distribution and Service fees and Transfer Agency fees	3,278	10,162
Accrued expenses	146,265	160,036
Total liabilities	1,483,644	33,015,854

Net Assets:
Paid-in capital	355,090,471	1,118,612,738
Undistributed (distributions in excess of) net investment income	13,291	(29)
Accumulated net realized gain (loss)	165	(6,980)
NET ASSETS	$355,103,927	$1,118,605,729
Net asset value, offering and redemption price per share	$1.00	$1.00
Net Assets:
Class I Shares	$251,649,245	$1,103,871,993
Select Shares	—	2,889,744
Preferred Shares	—	45,645
Capital Shares	—	1,008
Administration Shares	100,065,546	3,546,782
Premier Shares	—	1,006
Service Shares	50,414	926,916
Resource Shares	50,308	4,140,271
Cash Management Shares	1,120,686	52,206
Class A Shares	2,104,031	3,121,160
Class C Shares	63,697	8,998
Total Net Assets	$355,103,927	$1,118,605,729
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Class I Shares	251,649,129	1,103,828,628
Select Shares	—	2,889,630
Preferred Shares	—	45,644
Capital Shares	—	1,008
Administration Shares	100,065,499	3,546,642
Premier Shares	—	1,005
Service Shares	50,413	926,879
Resource Shares	50,308	4,140,109
Cash Management Shares	1,120,686	52,205
Class A Shares	2,104,030	3,121,036
Class C Shares	63,697	8,998

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Statements of Operations

For the Six Months Ended February 28, 2018 (Unaudited)

	Investor Money Market Fund	Investor Tax-Exempt Money Market Fund
Investment income:
Interest income	$2,372,078	$5,487,282
Total investment income	2,372,078	5,487,282

Expenses:
Fund-Level Expenses:
Management fees	328,280	1,057,817
Transfer Agency fees	16,171	52,109
Custody, accounting and administrative services	30,861	32,786
Registration fees	86,193	31,442
Printing and mailing fees	8,806	29,692
Professional fees	56,243	18,089
Trustee fees	10,912	11,858
Other	6,608	41,630
Subtotal	544,074	1,275,423
Class Specific Expenses:
Resource Share fees	124	8,972
Administration Share fees	124,166	4,462
Distribution fees — Resource Shares	37	2,692
Distribution and Service fees — Class A Shares	1,071	2,469
Service Share fees	125	2,278
Select Share fees	—	309
Cash Management Share fees	1,428	111
Distribution fees — Cash Management Shares	857	67
Distribution fees — Class C Shares	237	33
Preferred Share fees	—	22
Class C Share fees	79	11
Premier Share fees	—	2
Capital Share fees	—	1
Total expenses	672,198	1,296,852
Less — expense reductions	(246,911)	(318,881)
Net expenses	425,287	977,971
NET INVESTMENT INCOME	$1,946,791	$4,509,311
Net realized gain (loss) from investment transactions	2,386	(6,980)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,949,177	$4,502,331

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Statements of Changes in Net Assets

	Investor Money Market Fund		Investor Tax-Exempt Money Market Fund
	For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017
From operations:
Net investment income	$1,946,791	$1,749,664	$4,509,311	$5,332,420
Net realized gain (loss) from investment transactions	2,386	19,712	(6,980)	654
Net increase in net assets resulting from operations	1,949,177	1,769,376	4,502,331	5,333,074

Distributions to shareholders:
From net investment income:
Class I Shares	(1,430,118)	(1,302,341)	(4,476,450)	(5,305,155)
Select Shares	—	—	(8,893)	(7,167)
Preferred Shares	—	—	(172)	(151)
Capital Shares	—	—	(6)	(105)
Administration Shares	(510,016)	(439,885)	(11,302)	(13,462)
Premier Shares	—	—	(4)	(4)
Service Shares	(194)	(182)	(1,676)	(3,876)
Resource Shares	(155)	(110)	(3,999)	(803)
Cash Management Shares	(1,644)	(131)	(21)	(4)
Class A Shares	(4,576)	(6,996)	(6,785)	(1,689)
Class C Shares	(88)	(19)	(3)	(4)
From net realized gains:
Class I Shares	(2,071)	(14,540)	(574)	(567,168)
Select Shares	—	—	(2)	(1)
Preferred Shares	—	—	—	(12)
Capital Shares	—	—	—	(1)
Administration Shares	(979)	(4,239)	(2)	(2,773)
Premier Shares	—	—	—	(1)
Service Shares	(1)	(5)	(1)	(560)
Resource Shares	(1)	(5)	(2)	(3,473)
Cash Management Shares	(1)	(6)	—	(10)
Class A Shares	(6)	(87)	(1)	(388)
Class C Shares	(1)	(5)	—	(5)
Total distributions to shareholders	(1,949,851)	(1,768,551)	(4,509,893)	(5,906,812)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	239,036,524	638,143,101	874,400,896	1,278,168,435
Reinvestment of distributions	1,180,182	847,042	666,946	679,285
Cost of shares redeemed	(202,724,161)	(332,357,615)	(695,073,590)	(1,805,926,440)
Net increase (decrease) in net assets resulting from share transactions	37,492,545	306,632,528	179,994,252	(527,078,720)
NET INCREASE (DECREASE)	37,491,871	306,633,353	179,986,690	(527,652,458)

Net assets:
Beginning of period	317,612,056	10,978,703	938,619,039	1,466,271,497
End of period	$355,103,927	$317,612,056	$1,118,605,729	$938,619,039
Undistributed (distributions in excess of) net investment income	$13,291	$13,291	$(29)	$(29)

The accompanying notes are an integral part of these financial statements.	23

INVESTOR MONEY MARKET FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From Investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income	From net realized gains		Total distributions(b)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - Class I Shares	$1.00	$0.006		$—	(d)	$0.006		$(0.006)	$—	(d)	$(0.006)
2018 - Administration Shares	1.00	0.005		—	(d)	0.005		(0.005)	—	(d)	(0.005)
2018 - Service Shares	1.00	0.004		—	(d)	0.004		(0.004)	—	(d)	(0.004)
2018 - Resource Shares	1.00	0.003		—	(d)	0.003		(0.003)	—	(d)	(0.003)
2018 - Cash Management Shares	1.00	0.003		(0.001)		0.002		(0.002)	—	(d)	(0.002)
2018 - Class A Shares	1.00	0.005		—	(d)	0.005		(0.005)	—	(d)	(0.005)
2018 - Class C Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)

FOR THE FISCAL YEAR ENDED AUGUST 31,
2017 - Class I Shares	1.00	0.009		—	(d)	0.009		(0.009)	—	(d)	(0.009)
2017 - Administration Shares	1.00	0.007		(0.001)		0.006		(0.006)	—	(d)	(0.006)
2017 - Service Shares	1.00	0.004		—	(d)	0.004		(0.004)	—	(d)	(0.004)
2017 - Resource Shares	1.00	0.002		0.001		0.003		(0.003)	—	(d)	(0.003)
2017 - Cash Management Shares	1.00	0.002		(0.001)		0.001		(0.001)	—	(d)	(0.001)
2017 - Class A Shares	1.00	0.008		(0.002)		0.006		(0.006)	—	(d)	(0.006)
2017 - Class C Shares	1.00	—	(d)	0.001		0.001		(0.001)	—	(d)	(0.001)

FOR THE PERIOD ENDED AUGUST 31,*
2016 - Class I Shares	1.00	0.002		—	(d)	0.002		(0.002)	—	(d)	(0.002)
2016 - Administration Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Service Shares (Commenced operations on May 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Resource Shares (Commenced operations on May 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Cash Management Shares (Commenced operations on May 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Class A Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Class C Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)

*	Commenced operations on January 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.

24	The accompanying notes are an integral part of these financial statements.

INVESTOR MONEY MARKET FUND

Net asset value, end of period	Total return(c)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets

$1.00	0.64%	$251,649	0.18	%(e)	0.33	%(e)	1.29	%(e)
1.00	0.51	100,066	0.43	(e)	0.58	(e)	1.03	(e)
1.00	0.39	50	0.68	(e)	0.83	(e)	0.78	(e)
1.00	0.31	50	0.83	(e)	0.98	(e)	0.62	(e)
1.00	0.24	1,121	0.98	(e)	1.13	(e)	0.58	(e)
1.00	0.51	2,104	0.43	(e)	0.58	(e)	1.07	(e)
1.00	0.14	64	1.18	(e)	1.33	(e)	0.28	(e)

1.00	0.87	216,443	0.18		0.51		0.90
1.00	0.62	100,351	0.43		0.76		0.72
1.00	0.39	50	0.68		1.01		0.36
1.00	0.26	50	0.82		1.16		0.22
1.00	0.15	91	0.95		1.31		0.18
1.00	0.62	563	0.43		0.76		0.81
1.00	0.06	64	1.02		1.51		0.04

1.00	0.24	10,679	0.18	(e)	4.88	(e)	0.41	(e)
1.00	0.09	50	0.43	(e)	5.13	(e)	0.16	(e)
1.00	0.05	50	0.61	(e)	5.38	(e)	0.02	(e)
1.00	0.05	50	0.62	(e)	5.53	(e)	0.01	(e)
1.00	0.05	50	0.62	(e)	5.68	(e)	0.01	(e)
1.00	0.09	50	0.43	(e)	5.13	(e)	0.16	(e)
1.00	0.05	50	0.58	(e)	5.88	(e)	0.01	(e)

The accompanying notes are an integral part of these financial statements.	25

INVESTOR TAX - EXEMPT MONEY MARKET FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From Investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - Class I Shares	$1.00	$0.004		$—	(d)	$0.004		$(0.004)		$—	(d)	$(0.004)
2018 - Select Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2018 - Preferred Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2018 - Capital Shares	1.00	0.006		—	(d)	0.006		(0.006)		—	(d)	(0.006)
2018 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2018 - Premier Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2018 - Service Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2018 - Resource Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2018 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2018 - Class A Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2018 - Class C Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Class I Shares	1.00	0.006		0.001		0.007		(0.006)		(0.001)		(0.007)
2017 - Select Shares	1.00	0.006		—	(d)	0.006		(0.005)		(0.001)		(0.006)
2017 - Preferred Shares	1.00	0.005		0.001		0.006		(0.005)		(0.001)		(0.006)
2017 - Capital Shares	1.00	0.003		0.002		0.005		(0.004)		(0.001)		(0.005)
2017 - Administration Shares	1.00	0.003		0.001		0.004		(0.003)		(0.001)		(0.004)
2017 - Premier Shares	1.00	0.004		(0.001)		0.003		(0.002)		(0.001)		(0.003)
2017 - Service Shares	1.00	—	(d)	0.002		0.002		(0.001)		(0.001)		(0.002)
2017 - Resource Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2017 - Cash Management Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2017 - Class A Shares	1.00	0.004		—	(d)	0.004		(0.003)		(0.001)		(0.004)
2017 - Class C Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2016 - Class I Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class A Shares (Commenced operations on March 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class C Shares (Commenced operations on March 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.

26	The accompanying notes are an integral part of these financial statements.

INVESTOR TAX - EXEMPT MONEY MARKET FUND

Net asset value, end of period	Total return(c)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets

$1.00	0.43%	$1,103,872	0.18	%(e)	0.24	%(e)	0.87	%(e)
1.00	0.42	2,890	0.21	(e)	0.27	(e)	0.86	(e)
1.00	0.38	46	0.28	(e)	0.34	(e)	0.77	(e)
1.00	0.36	1	0.18	(e)	0.39	(e)	1.16	(e)
1.00	0.31	3,547	0.43	(e)	0.49	(e)	0.63	(e)
1.00	0.26	1	0.54	(e)	0.59	(e)	0.80	(e)
1.00	0.18	927	0.68	(e)	0.74	(e)	0.37	(e)
1.00	0.11	4,140	0.83	(e)	0.89	(e)	0.22	(e)
1.00	0.05	52	0.95	(e)	1.04	(e)	0.09	(e)
1.00	0.31	3,121	0.43	(e)	0.49	(e)	0.69	(e)
1.00	0.02	9	0.97	(e)	1.24	(e)	0.07	(e)

1.00	0.63	924,326	0.18		0.29		0.57
1.00	0.60	5,401	0.21		0.32		0.62
1.00	0.53	37	0.28		0.39		0.48
1.00	0.48	1	0.33		0.44		0.30
1.00	0.38	3,575	0.43		0.54		0.30
1.00	0.29	1	0.47		0.64		0.43
1.00	0.15	841	0.63		0.79		0.04
1.00	0.08	3,731	0.73		0.94		0.02
1.00	0.09	54	0.77		1.09		0.01
1.00	0.38	643	0.43		0.54		0.35
1.00	0.07	9	0.72		1.29		0.04
1.00	0.11	1,387,634	0.11		0.24		0.07
1.00	0.09	–	0.11		0.27		0.01
1.00	0.06	46	0.13		0.34		0.03
1.00	0.04	886	0.19		0.39		0.04
1.00	0.01	13,041	0.18		0.49		0.01
1.00	0.01	1	0.12		0.59		0.37
1.00	0.01	58,173	0.21		0.74		0.01
1.00	0.01	6,469	0.20		0.89		0.01
1.00	0.01	1	0.12		1.04		0.37
1.00	0.01	10	0.30	(e)	0.49	(e)	0.04	(e)
1.00	0.01	10	0.31	(e)	1.24	(e)	0.04	(e)
1.00	0.01	4,955,885	0.08		0.23		0.01
1.00	0.01	193,506	0.08		0.26		0.01
1.00	0.01	6,914	0.08		0.33		0.01
1.00	0.01	22,788	0.08		0.38		0.01
1.00	0.01	107,676	0.08		0.48		0.01
1.00	0.01	1	0.08		0.58		0.01
1.00	0.01	72,003	0.08		0.73		0.01
1.00	0.01	8,268	0.08		0.88		0.01
1.00	0.01	1	0.08		1.03		0.40
1.00	0.01	5,225,304	0.10		0.23		0.01
1.00	0.01	267,104	0.10		0.26		0.01
1.00	0.01	15,635	0.10		0.33		0.01
1.00	0.01	5,728	0.10		0.38		0.01
1.00	0.01	155,732	0.10		0.48		0.01
1.00	0.01	1,858	0.10		0.58		0.01
1.00	0.01	66,226	0.10		0.73		0.01
1.00	0.01	12,979	0.10		0.88		0.01
1.00	0.01	1	0.10		1.03		0.40
1.00	0.02	4,762,419	0.15		0.23		0.02
1.00	0.02	197,985	0.16		0.26		0.01
1.00	0.01	19,349	0.16		0.33		0.01
1.00	0.01	3,511	0.16		0.38		0.01
1.00	0.01	134,037	0.16		0.48		0.01
1.00	0.01	572,262	0.16		0.58		0.01
1.00	0.01	16,214	0.16		0.73		0.01
1.00	0.01	26,818	0.16		0.88		0.01
1.00	0.01	1	0.15		1.03		0.40

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements

February 28, 2018 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified
Investor Money Market	Class I, Administration, Service, Resource, Cash Management, Class A and Class C	Diversified
Investor Tax-Exempt Money Market	Class I, Select, Preferred, Capital, Administration, Premier, Service, Resource, Cash Management, Class A and Class C	Diversified

Class C Shares may typically be acquired only in an exchange for Class C Shares of another Goldman Sachs Fund. Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), GSAM evaluates daily the difference between each Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with Valuation Procedures approved by the Trustees. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B.  Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution, Service, Distribution and Service, Administration, Service and Administration, and Shareholder Administration fees and Transfer Agency fees. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

28

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. A Fund may defer or accelerate the timing of the distributions of short-term capital gains (or any portion thereof).

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to

29

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of February 28, 2018, all investments are classified as Level 2 of the fair value hierarchy. Please refer to the Schedules of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreements — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

B.  Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans (the “Plans”) to allow Class C, Select, Preferred, Capital, Administration, Premier, Service, Resource and Cash Management Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of such shares.

C.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of the Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

The Trust, on behalf of Class C, Resource and Cash Management Shares of each applicable Fund, has adopted Distribution Plans subject to Rule 12b-1 under the Act. Under the Distribution Plans, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C, Resource and Cash Management Shares of the Funds, as set forth below.

30

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of the Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

D.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class C Shares’ CDSC. During the six months ended February 28, 2018, Goldman Sachs has advised that it did not retain any CDSCs with respect to Class C Shares of the Funds.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of each Fund’s average daily net assets.

F.  Other Agreements — GSAM has agreed to limit certain “Other Expenses” of the Funds (excluding transfer agency fees and expenses, administration fees (as applicable), service fees (as applicable), shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. These Other Expense limitations will remain in place through at least December 29, 2018, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

G.  Total Fund Expenses

Fund Contractual Fees

The contractual annualized rates for each of the Funds are as follows:

	Class I Shares	Select Shares(b)	Preferred Shares(b)	Capital Shares(b)	Administration Shares	Premier Shares(b)	Service Shares		Resource Shares		Cash Management Shares		Class A Shares	Class C Shares
Management Fee(a)	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%		0.16%		0.16%		0.16%	0.16%
Administration, Service and/or Shareholder Administration Fees	N/A	0.03	0.10	0.15	0.25	0.35	0.25		0.50		0.50		N/A	0.25
Distribution and/or Service (12b-1) Fees	N/A	N/A	N/A	N/A	N/A	N/A	0.25	(c)	0.15	(d)	0.30	(d)	0.25	0.75	(d)
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01		0.01		0.01		0.01	0.01

N/A—Fees not applicable to respective share class

(a)	Prior to February 21, 2018, the contractual management fee rate for each of the Funds was 0.205% of the Fund’s average daily net assets.
(b)	Tax-Exempt Money Market Fund only.
(c)	Service (12b-1) fee only.
(d)	Distribution (12b-1) fee only.

31

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund Effective Net Expenses (After Waivers and Reimbursements)

The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. The performance shown above reflects any waivers or reimbursements that were in effect for all or a portion of the periods shown. When waivers or reimbursements are in place, the Fund’s operating expenses are reduced and the Fund’s yield and total returns to the shareholder are increased. Prior to February 21, 2018, GSAM contractually agreed to not impose a portion of the management fee equal annually to 0.045% of each Fund’s average daily net assets. During the six months ended February 28, 2018, GSAM and Goldman Sachs (as applicable) agreed to waive all or a portion of the management fees and respective class-specific fees described above attributable to the Funds. The Funds are not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

For the six months ended February 28, 2018, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Management Fee Waivers	Distribution, Administration, Service and/or Shareholder Administration Plans Fee Waivers		Custody Fee Reduction		Other Expense Reimbursements	Total Expense Reductions
Investor Money Market	$70	$—		$—	*	$177	$247
Investor Tax-Exempt Money Market	224	—	*	2		93	319

*	Amount less than one thousand.

For the six months ended February 28, 2018, the net effective management fee rate for each of the Funds was 0.16%.

H.  Other Transactions with Affiliates — A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees. For the six months ended February 28, 2018, the purchase and sale transactions and related net realized gain (loss) for the Funds with affiliated funds in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain (Loss)
Investor Money Market	$—	$11,050,468	$—
Investor Tax-Exempt Money Market	70,933,097	—	—

As of February 28, 2018, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of the outstanding share classes of the following Funds:

Fund	Class I Shares	Select Shares	Preferred Shares	Capital Shares	Administration Shares	Premier Shares	Service Shares	Resource Shares	Cash Management Shares	Class A Shares	Class C Shares
Investor Money Market	—%	N/A	N/A	N/A	—%	N/A	100%	100%	—%	—%	79%
Investor Tax-Exempt Money Market	—	—%	—%	100%	—	100%	—	—	—	—	100%

I.  Line of Credit Facility — As of February 28, 2018, the Funds participated in a $1,100,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for

32

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2018, the Funds did not have any borrowings under the facility.

5. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2017, the Funds’ certain timing differences on a tax basis were as follows:

	Investor Money Market	Investor Tax-Exempt Money Market
Timing differences (Distribution Payable)	$(121,563)	$(435,065)

At February 28, 2018, the aggregate cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

6. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as financial intermediaries (who may make investment decisions on behalf of underlying clients) and individuals, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

33

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

6. OTHER RISKS (continued)

Geographic and Sector Risk — The Investor Tax-Exempt Money Market Fund may invest a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, which may subject the value of the Fund’s investments to risks associated with an adverse economic, business, political or environmental development affecting that state, region or sector.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

9. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

34

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE)

Share activity is as follows:

	Investor Money Market Fund
	For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017

Class I Shares
Shares sold	225,786,606	498,952,302
Reinvestment of distributions	672,328	408,136
Shares redeemed	(191,251,839)	(293,596,890)
	35,207,095	205,763,548
Administration Shares
Shares sold	8,697,903	133,622,121
Reinvestment of distributions	501,207	431,344
Shares redeemed	(9,484,021)	(33,753,107)
	(284,911)	100,300,358
Service Shares
Shares sold	—	—
Reinvestment of distributions	194	195
Shares redeemed	—	—
	194	195
Resource Shares
Shares sold	—	—
Reinvestment of distributions	157	128
Shares redeemed	—	—
	157	128
Cash Management Shares
Shares sold	1,476,332	389,929
Reinvestment of distributions	1,645	124
Shares redeemed	(448,659)	(348,708)
	1,029,318	41,345
Class A Shares
Shares sold	3,075,683	5,154,530
Reinvestment of distributions	4,563	7,081
Shares redeemed	(1,539,632)	(4,648,247)
	1,540,614	513,364
Class C Shares
Shares sold	—	24,219
Reinvestment of distributions	88	34
Shares redeemed	(10)	(10,663)
	78	13,590
NET INCREASE IN SHARES	37,492,545	306,632,528

35

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Investor Tax-Exempt Money Market Fund
	For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017

Class I Shares
Shares sold	851,038,948	1,225,526,857
Reinvestment of distributions	646,328	662,201
Shares redeemed	(672,132,452)	(1,688,955,547)
	179,552,824	(462,766,489)
Select Shares
Shares sold	3,930,411	20,001,000
Reinvestment of distributions	8,894	7,166
Shares redeemed	(6,450,376)	(14,607,772)
	(2,511,071)	5,400,394
Preferred Shares
Shares sold	9,701	21,815
Reinvestment of distributions	5	8
Shares redeemed	(990)	(30,953)
	8,716	(9,130)
Capital Shares
Shares sold	—	1,000
Reinvestment of distributions	4	4
Shares redeemed	—	(885,172)
	4	(884,168)
Administration Shares
Shares sold	5,535,164	12,585,227
Reinvestment of distributions	232	2,624
Shares redeemed	(5,563,047)	(22,049,174)
	(27,651)	(9,461,323)
Premier Shares
Shares sold	—	—
Reinvestment of distributions	2	3
Shares redeemed	—	—
	2	3
Service Shares
Shares sold	136,268	5,380,517
Reinvestment of distributions	939	963
Shares redeemed	(51,066)	(62,689,231)
	86,141	(57,307,751)
Resource Shares
Shares sold	8,270,731	13,759,611
Reinvestment of distributions	3,719	4,221
Shares redeemed	(7,865,391)	(16,499,097)
	409,059	(2,735,265)
Cash Management Shares
Shares sold	140,283	225,518
Reinvestment of distributions	21	12
Shares redeemed	(142,388)	(172,241)
	(2,084)	53,289
Class A Shares
Shares sold	5,339,390	666,890
Reinvestment of distributions	6,800	2,078
Shares redeemed	(2,867,880)	(36,243)
	2,478,310	632,725
Class C Shares
Shares sold	—	—
Reinvestment of distributions	2	5
Shares redeemed	—	(1,010)
	2	(1,005)
NET INCREASE (DECREASE) IN SHARES	179,994,252	(527,078,720)

36

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Fund Expenses — Six Month Period Ended February 28, 2018 (Unaudited)

As a shareholder of Class I Shares, Select Shares, Preferred Shares, Capital Shares, Administration Shares, Premier Shares, Service Shares, Resource Shares, Cash Management Shares, Class A Shares, or Class C Shares of a Fund you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (with respect to Class C Shares); and (2) ongoing costs, including management fees and distribution, service, administration and/or shareholder administration fees (with respect to all share classes except Class I Shares) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class I Shares, Select Shares, Preferred Shares, Capital Shares, Administration Shares, Premier Shares, Service Shares, Resource Shares, Cash Management Shares, Class A Shares, or Class C Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2017 through February 28, 2018, which represents a period of 181 days in a 365-day year.

Actual Expenses — The first line under each Share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each Share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Investor Money Market Fund
Share Class	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*
Class I Shares
Actual	$1,000.00	$1,006.36		$0.90
Hypothetical (5% return before expenses)	1,000.00	1,023.90	+	0.90
Administration Shares
Actual	1,000.00	1,005.12		2.14
Hypothetical (5% return before expenses)	1,000.00	1,022.66	+	2.16
Service Shares
Actual	1,000.00	1,003.87		3.38
Hypothetical (5% return before expenses)	1,000.00	1,021.42	+	3.41
Resource Shares
Actual	1,000.00	1,003.12		4.12
Hypothetical (5% return before expenses)	1,000.00	1,020.68	+	4.16
Cash Management Shares
Actual	1,000.00	1,002.38		4.87
Hypothetical (5% return before expenses)	1,000.00	1,019.93	+	4.91
Class A Shares
Actual	1,000.00	1,005.12		2.14
Hypothetical (5% return before expenses)	1,000.00	1,022.66	+	2.16
Class C Shares
Actual	1,000.00	1,001.39		5.86
Hypothetical (5% return before expenses)	1,000.00	1,018.94	+	5.91

37

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Fund Expenses — Six Month Period Ended February 28, 2018 (Unaudited) (continued)

	Investor Tax-Exempt Money Market Fund
Share Class	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*
Class I Shares
Actual	$1,000.00	$1,004.30		$0.89
Hypothetical (5% return before expenses)	1,000.00	1,023.90	+	0.90
Select Shares
Actual	1,000.00	1,004.16		1.04
Hypothetical (5% return before expenses)	1,000.00	1,023.75	+	1.05
Preferred Shares
Actual	1,000.00	1,003.81		1.39
Hypothetical (5% return before expenses)	1,000.00	1,023.41	+	1.40
Capital Shares
Actual	1,000.00	1,003.56		0.89
Hypothetical (5% return before expenses)	1,000.00	1,023.90	+	0.90
Administration Shares
Actual	1,000.00	1,003.06		2.14
Hypothetical (5% return before expenses)	1,000.00	1,022.66	+	2.16
Premier Shares
Actual	1,000.00	1,002.56		2.68
Hypothetical (5% return before expenses)	1,000.00	1,022.12	+	2.71
Service Shares
Actual	1,000.00	1,001.82		3.38
Hypothetical (5% return before expenses)	1,000.00	1,021.42	+	3.41
Resource Shares
Actual	1,000.00	1,001.07		4.12
Hypothetical (5% return before expenses)	1,000.00	1,020.68	+	4.16
Cash Management Shares
Actual	1,000.00	1,000.49		4.71
Hypothetical (5% return before expenses)	1,000.00	1,020.08	+	4.76
Class A Shares
Actual	1,000.00	1,003.06		2.14
Hypothetical (5% return before expenses)	1,000.00	1,022.66	+	2.16
Class C Shares
Actual	1,000.00	1,000.21		4.81
Hypothetical (5% return before expenses)	1,000.00	1,019.98	+	4.86

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2018. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

Fund	Class I Shares	Select Shares	Preferred Shares	Capital Shares	Administration Shares	Premier Shares	Service Shares	Resource Shares	Cash Management Shares	Class A Shares	Class C Shares
Investor Money Market	0.18%	N/A	N/A	N/A	0.43%	N/A	0.68%	0.83%	0.98%	0.43%	1.18%
Investor Tax-Exempt Money Market	0.18	0.21%	0.28%	0.18%	0.43	0.54%	0.68	0.83	0.95	0.43	0.97

38

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.29 trillion in assets under supervision as of December 31, 2017, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund
∎	Total Emerging Markets Income Fund[4]

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund[5]
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund[6]
∎	Concentrated Growth Fund[7]
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund[8]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund[9]
∎	International Equity ESG Fund[10]
∎	Asia Equity Fund
∎	Emerging Markets Equity Fund
∎	N-11 Equity Fund
∎	ESG Emerging Markets Equity Fund

Select Satellite

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund[11]
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Absolute Return Multi-Asset Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Equity Growth Strategy Portfolio
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date 2020 Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
∎	Tactical Exposure Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on December 26, 2017, the Goldman Sachs Dynamic Emerging Markets Debt Fund was renamed the Goldman Sachs Total Emerging Markets Income Fund.
[5]	Effective on June 20, 2017, the Goldman Sachs Growth and Income Fund was renamed the Goldman Sachs Equity Income Fund.
[6]	Effective after the close of business on August 31, 2017, the Goldman Sachs Flexible Cap Growth Fund was renamed the Goldman Sachs Flexible Cap Fund.
[7]	Effective on July 28, 2017, the Goldman Sachs Focused Growth Fund was reorganized with and into the Goldman Sachs Concentrated Growth Fund.
[8]	Effective after the close of business on October 31, 2017, the Goldman Sachs Dynamic U.S. Equity Fund was renamed the Goldman Sachs Blue Chip Fund.
[9]	Effective after the close of business on February 27, 2018, the Goldman Sachs Strategic International Equity Fund was renamed the Goldman Sachs International Equity Income Fund.
[10]	Effective after the close of business on February 27, 2018, the Goldman Sachs Focused International Equity Fund was renamed the Goldman Sachs International Equity ESG Fund.
[11]	Effective after the close of business on October 30, 2017, the Goldman Sachs Dynamic Allocation Fund was renamed the Goldman Sachs Alternative Premia Fund.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Kathryn A. Cassidy Diana M. Daniels Herbert J. Markley James A. McNamara Roy W. Templin Gregory G. Weaver

OFFICERS

James A. McNamara, President

Scott M. McHugh, Treasurer, Senior Vice President and

Principal Financial Officer

Joseph F. DiMaria, Assistant Treasurer

and Principal Accounting Officer

Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for shareholders of Class A Shares or Class C Shares of a Fund) or 1-800-621-2550 (for shareholders of all other share classes of a Fund); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Qs. The Funds’ Form N-Qs are available on the SEC’s web site at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. The Funds’ Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Form N-Qs may be obtained upon request and without charge by calling 1-800-526-7384 (for shareholders of Class A Shares or Class C Shares) or 1-800-621-2550 (for shareholders of all other share classes of a Fund).

Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of February 28, 2018 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Goldman Sachs Investor FundsSM is a service mark of Goldman Sachs & Co. LLC.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

THIS MATERIAL IS FOR INFORMATIONAL PURPOSES ONLY AND IS PROVIDED SOLELY ON THE BASIS THAT IT WILL NOT CONSTITUTE INVESTMENT OR OTHER ADVICE OR A RECOMMENDATION RELATING TO ANY PERSON’S OR PLAN’S INVESTMENT OR OTHER DECISIONS, AND GOLDMAN SACHS IS NOT A FIDUCIARY OR ADVISOR WITH RESPECT TO ANY PERSON OR PLAN BY REASON OF PROVIDING THE MATERIAL OR CONTENT HEREIN INCLUDING UNDER THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974 OR DEPARTMENT OF LABOR REGULATIONS. PLAN SPONSORS AND OTHER FIDUCIARIES SHOULD CONSIDER THEIR OWN CIRCUMSTANCES IN ASSESSING ANY POTENTIAL COURSE OF ACTION.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your Intermediary or from Goldman Sachs & Co. LLC by calling (Class A Shares and Class C Shares – 1-800-526-7384) (all other share classes – 1-800-621-2550).

© 2018 Goldman Sachs. All rights reserved. 126218-OTU-744849 IMMITEMMSAR-18/2.3k

Goldman Sachs Funds

Semi-Annual Report	February 28, 2018

Strategic Factor Allocation Fund

Goldman Sachs Strategic Factor Allocation Fund

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

PORTFOLIO RESULTS

Goldman Sachs Strategic Factor Allocation Fund

Investment Objective and Principal Strategy

The Portfolio seeks long-term total return.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team (“QIS Team”) discusses the Goldman Sachs Strategic Factor Allocation Fund’s (the “Portfolio”) performance and positioning for the six-month period ended February 28, 2018 (the “Reporting Period”).

Q	How did the Portfolio perform during the Reporting Period?

A	During the Reporting Period, the Portfolio’s Institutional Shares generated a cumulative total return of 0.23%. This compares to the 4.22% cumulative total return of the Portfolio’s blended benchmark, the Strategic Factor Allocation Composite Index (the “Index”), which is composed 50% of the S&P 500® Index and 50% of the Bloomberg Barclays U.S. Aggregate Bond Index, during the same period. The components of the Portfolio’s blended benchmark, the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index, generated cumulative total returns of 10.84% and -2.18%, respectively, during the Reporting Period.

During the period since their inception on December 29, 2017 through February 28, 2018, the Portfolio’s Class R6 Shares generated a cumulative total return, without sales charges, of -3.42% compared to the -0.08% cumulative total return of the Index. The components of the Portfolio’s blended benchmark, the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index, generated cumulative total returns of 1.83% and -2.09%, respectively, during the same period.

Q	What economic and market factors most influenced the Portfolio as a whole during the Reporting Period?

A	During the Reporting Period, global economic growth indicators, shifting expectations about central bank policy, rising corporate earnings and a general lack of negative financial headlines influenced the financial markets and the Portfolio. U.S. stocks posted double-digit gains, while the fixed income markets recorded negative returns.

When the Reporting Period began in September 2017, U.S. stocks advanced. Economic activity and labor market data showed consistent strength, with the reversal in August of five consecutive downside inflation surprises, the unemployment rate down to 4.2% in September and the Gross Domestic Product (“GDP”) growing at an annualized rate above 3% during the third calendar quarter. Progress on tax reform and strong economic activity data was supportive of U.S. equities during October and November 2017. While December 2017 payroll data undershot consensus expectations, November 2017 data was revised such that the U.S. unemployment rate stood at a 17-year low of 4.1% and average hourly earnings ticked up. In December, the Federal Reserve (“Fed”) delivered the third interest rate hike of 2017, having previously raised rates in March and June, and maintained its projections for three hikes in 2018. U.S. equities gained additional momentum toward the end of the calendar year from the passage of a tax reform bill that reduced the corporate tax rate from 35% to 21%. The fourth quarter of 2017 marked the ninth consecutive quarter of positive returns for the S&P 500® Index, its strongest quarterly advance in four years.

U.S. equities saw a strong start to 2018, driven by positive economic data, the $1.5 trillion U.S. tax reform plan and robust corporate earnings across the U.S., Europe and Japan. Fourth quarter 2017 U.S. GDP came in below the growth rates recorded in the second and third calendar quarters but was still at a respectable annualized rate of 2.5%. The labor market also continued to highlight the tightening of slack in the economy during January 2018. U.S. corporate earnings showed strong revenue and earnings growth relative to historical data. Companies were beginning to provide discrete guidance on tax rates, and 2018 earnings forecasts were being upgraded as a result. The S&P 500® Index saw 14 closing highs in the month of January 2018.

In February 2018, U.S. equities sold off on market speculation about a faster pace of Fed interest rate hikes,

1

PORTFOLIO RESULTS

which led to a sharp rise in yields and volatility. Robust labor market data sparked the initial “risk-off” sentiment, or reduced risk appetite, as nonfarm payroll employment increased by 200,000 in January 2018. Meanwhile, the unemployment rate remained steady at 4.1%, and average hourly earnings rose 0.34% month over month. Concerns about Fed monetary policy tightening were further exacerbated by solid U.S. inflation data. New Fed Chair Jerome Powell’s testimony before Congress, positing a more optimistic economic outlook since the December 2017 Fed policy meeting, surprised the markets with its hawkish tilt. (A hawkish tilt suggests higher interest rates; opposite of dovish.) Renewed concerns about the increasingly hostile exchanges between North Korea and the White House further fueled volatility. On February 5, 2018, the CBOE Volatility Index® (“VIX®”), a measure of volatility in the U.S. equity market, recorded its largest ever one day increase. Though the S&P 500® Index posted a negative return for February 2018, the U.S. equity markets rallied after February 8th and the VIX® declined from a month high of 50.30 to end the Reporting Period at 19.85.

As for the fixed income markets, government bond sectors sold off and spread (or non-government bond) sectors generally advanced during September 2017. The Fed kept its monetary policy unchanged but unveiled its plans for balance sheet normalization, set to begin in October 2017. (Balance sheet normalization refers to the steps the Fed is taking to reverse quantitative easing and remove the substantial monetary accommodation it has provided to the economy since the financial crisis began in 2007.) This prompted some hawkish market reaction, with yields on U.S. government bonds rising, though the move had been largely anticipated given earlier signaling by policymakers. The central banks of other developed countries also set the stage for less accommodative monetary policy. The Bank of England (“BoE”) noted “a majority” of its policymakers were in favor of tightening policy “over the coming months,” while the Bank of Canada (“BoC”) surprised the markets with its second interest rate hike of 2017.

During the fourth calendar quarter, spread sector performance was broadly positive, supported by ongoing strength in the global macro environment and contained market, macro and political volatility. Passage of U.S. tax legislation and solid corporate earnings were particularly supportive of U.S. corporate credit. In October 2017, the European Central Bank (“ECB”) announced it would reduce its monthly asset purchases from €60 billion to €30 billion for nine months beginning in January 2018, mainly by purchasing fewer sovereign government bonds. The ECB also said its policy rates would remain low for “an extended period of time, and well past the horizon of the net asset purchases.” During the same month, the BoE reversed an emergency interest rate cut, made in August 2016 following the Brexit referendum, and signaled that future monetary policy tightening would be limited, gradual and dependent on the economic reaction to the U.K.’s eventual departure from the European Union. As mentioned previously, the Fed raised short-term interest rates at its December policy meeting. The Fed’s dot plot, which shows rate projections of the members of the Fed’s Open Market Committee, indicated that three rate increases were on tap for 2018 and potentially two more in 2019.

Ongoing momentum in global economic growth and accommodative financial conditions supported spread sectors in January 2018, though a pickup in interest rate volatility near month end and into February tempered performance. The Fed and ECB kept their respective monetary policies unchanged, while the BoC delivered another interest rate hike. Fed policymakers noted they expect “further” gradual adjustments in monetary policy, suggesting there might be scope for upward revisions to their median projections for three rate hikes in 2018.

The equity market volatility at the start of February 2018 upset long-standing correlations between asset classes and among currencies. In this environment, spread sectors turned in mixed results. After Jerome Powell noted an improvement in the outlook for the U.S. economy since the Fed’s December 2017 policy meeting, U.S. Treasury yields rose, as the markets anticipated a shift in the Fed’s dot plot at its March 2018 meeting.

In the currency markets, the U.S. dollar weakened versus many developed markets currencies during September 2017 and the fourth calendar quarter. In particular, market expectations for a BoE rate hike in November 2017, along with a constructive tone for Brexit negotiations, drove the British pound higher versus the U.S. dollar. In January 2018, the U.S. dollar weakened further against most developed markets currencies despite higher U.S. interest rates. However, in February 2018, the U.S. dollar strengthened relative to most major currencies, except the Japanese yen.

What were the primary contributors to and detractors from the Portfolio’s performance during the Reporting Period?

The Portfolio seeks to achieve its investment objective through the implementation of the Goldman Sachs Strategic

2

PORTFOLIO RESULTS

Factor Allocation process (“Strategic Allocation”), which is derived from the Goldman Sachs Investment Strategy Group’s (“ISG”) market views on a variety of asset classes and instruments. The Strategic Allocation was developed to provide exposure to “factors,” which are academically derived drivers of investment returns that the Goldman Sachs ISG believes offer the potential for greater and more consistent returns in various market environments. These factors include, but are not limited to, Equity, Term, Flow and Volatility. The Equity factor seeks to capture the premium associated with equity risk. The Term factor seeks to capture the premium associated with interest rate and inflation risk. The Flow factor seeks to systematically capitalize on flows within and across asset classes. The Volatility factor seeks to capture the “fear premium” associated with equity risk. (The fear premium is the amount investors tend to overpay to preserve capital during periods of financial market volatility.) The QIS Team implements the Strategic Allocation by investing primarily in derivatives; pooled investment vehicles, such as exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”) and underlying funds; and equities, fixed income and currencies.

During the Reporting Period, the Strategic Allocation added marginally to the Portfolio’s absolute performance. The Equity factor contributed positively to returns, while the Term, Volatility and Flow factors detracted from results.

In terms of underlying asset classes and instruments, the Portfolio’s allocation to U.S. fixed income hurt performance. Allocations to U.S. equities and listed U.S. equity index options bolstered returns. The Portfolio’s allocations to developed markets currencies, accomplished through forward foreign currency exchange contracts, generated mixed results. More specifically, the Portfolio benefited from its positions in the British pound, Australian dollar and Japanese yen. It was hurt by its positions in the Canadian dollar and Swiss franc. The impact of the Portfolio’s positions in the euro and New Zealand dollar did not have a meaningful impact on performance during the Reporting Period.

Q	How was the Portfolio positioned at the beginning of the Reporting Period?

A	In terms of its Strategic Allocation at the start of the Reporting Period, the Portfolio maintained equal weightings in the Equity, Flow and Volatility factors. It had a relatively smaller weighting in the Term factor.

In terms of underlying asset classes and instruments, the Portfolio maintained positions in U.S. equities, listed U.S. equity index options and U.S. fixed income. In terms of currencies, it held long positions versus the U.S. dollar in the Canadian dollar, British pound and Japanese yen. It held short positions versus the U.S. dollar in the Swiss franc, euro and New Zealand dollar. The Portfolio did not hold a position versus the U.S. dollar in the Australian dollar at the beginning of the Reporting Period.

Q	How did the Portfolio use derivatives and similar instruments during the Reporting Period?

A	The Portfolio uses derivatives for both hedging and non-hedging purposes in the implementation of the Strategic Allocation. During the Reporting Period, the Portfolio employed listed equity index options to implement views on the U.S. equity market, which added to performance. It used bond futures to express views on the U.S. fixed income market, which also detracted from performance. In addition, the Portfolio utilized forward foreign currency exchange contracts to take long and short positions in select developed markets currencies. Forward foreign currency exchange contracts had a slightly positive impact on the Portfolio’s results during the Reporting Period.

Q	How was the Portfolio positioned at the end of the Reporting Period?

A	In terms of its Strategic Allocation at the end of the Reporting Period, the Portfolio maintained equal weightings in the Equity, Term, Flow and Volatility factors.

In terms of underlying asset classes and instruments, the Portfolio maintained positions in U.S. equities, listed U.S. equity index options and U.S. fixed income. In terms of currencies, it held long positions versus the U.S. dollar in the Swiss franc, British pound and Japanese yen. It held short positions versus the U.S. dollar in the New Zealand dollar and Australian dollar. The Portfolio did not hold positions versus the U.S. dollar in the Canadian dollar or euro at the end of the Reporting Period.

Q	What was the Portfolio’s strategy at the end of the Reporting Period?

A	Going forward, the QIS Team plans to continue implementing the Goldman Sachs Strategic Factor Allocation process as it seeks long-term total return.

3

PORTFOLIO BASICS

Strategic Factor Allocation Fund

as of February 28, 2018

PERFORMANCE REVIEW
September 1, 2017–February 28, 2018	Portfolio Total Return (based on NAV)[1]	Strategic Factor Allocation Composite Index[2]	S&P 500® Index[3]	Bloomberg Barclays U.S. Aggregate Bond Index[4]
Institutional	0.23%	4.22%	10.84%	-2.18%

December 29, 2017–February 28, 2018
Class R6	-3.42%	-0.08%	1.83%	-2.09%

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Strategic Factor Composite Index is a blend of 50% the S&P 500® Index and 50% the Bloomberg Barclays U.S. Aggregate Bond Index. It is not possible to invest in an unmanaged index.

[3]	The S&P 500® Index is the Standard & Poor’s Composite Index of 500 stocks, an unmanaged index of common stock prices. The index figure do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities. The index figure does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[5]
For the period ended 12/31/17	One Year	Since Inception	Inception Date
Institutional	11.09%	8.95%	5/31/16
Class R6	N/A	0.00	12/29/17

[5]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Because Institutional and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4

PORTFOLIO BASICS

EXPENSE RATIOS[6]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Institutional	0.88%	0.98%
Class R6	0.87	0.97

[6]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date Goldman Sachs Asset Management, L.P., the Portfolio’s investment adviser, may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

HOLDINGS AS OF 2/28/18[7]
Holding	% of Net Assets	Line of Business
Goldman Sachs Financial Square	68.4%	Investment Companies
SPDR S&P 500 ETF Trust	25.1	Exchange Traded Funds

[7]	The holdings may not be representative of the Portfolio’s future investments. Figures in the table above may not sum to 100% due to the exclusion of other assets and liabilities.

5

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION

Index Definitions

CBOE Volatility Index® (“VIX®”) is a key measure of market expectations of near-term volatility conveyed by S&P 500® stock index option prices. Since its introduction in 1993, VIX has been considered by many to be the world’s premier barometer of investor sentiment and market volatility.

It is not possible to invest directly in an unmanaged index.

6

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments

February 28, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Fund – 25.1%
2,243,700	SPDR S&P 500 ETF Trust	$609,501,105
(Cost $614,182,237)

Shares	Distribution Rate	Value
Investment Company(a) – 68.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,662,257,238	1.262%	$1,662,257,238
(Cost $1,662,257,238)

TOTAL INVESTMENTS – 93.5%
(Cost $2,276,439,475)		$2,271,758,343

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.5%		156,881,743

NET ASSETS – 100.0%		$2,428,640,086

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Represents an affiliated fund.

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
NZD	—New Zealand Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ETF	—Exchange Traded Fund
PLC	—Public Limited Company

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2018, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain
MS & Co. Int. PLC	USD	159,089,731	AUD	202,490,000	$157,277,271	03/23/18	$1,812,461
	USD	39,119,182	CAD	50,090,000	39,053,604	03/23/18	65,578
	USD	79,965,169	EUR	65,400,000	79,937,252	03/23/18	27,917
	USD	81,450,621	NZD	110,770,000	79,869,548	03/23/18	1,581,073
TOTAL							$3,487,029

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss
MS & Co. Int. PLC	CAD	50,090,000	USD	39,412,155	39,053,604	03/23/18	(358,551)
	CHF	36,520,000	USD	38,799,386	38,755,251	03/23/18	(44,135)
	EUR	65,400,000	USD	80,764,658	79,937,252	03/23/18	(827,406)
	GBP	28,010,000	USD	38,659,724	38,605,116	03/23/18	(54,609)
	JPY	4,179,050,000	USD	39,249,531	39,235,027	03/23/18	(14,504)
TOTAL							$(1,299,205)

FUTURES CONTRACTS — At February 28, 2018, the Portfolio had the following futures contracts:

Type	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
20 Year U.S. Treasury Bonds	8,720	06/20/18	$1,250,775,000	$2,656,000

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — At February 28, 2018, the Portfolio had the following written and purchased options:

EXCHANGE TRADED OPTIONS ON EQUITIES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Written option contracts
Puts
S&P 500 Index	2,545.00	03/16/18	(1,986)	$(198,600)	$(1,410,060)	$(4,026,336)	$2,616,276
S&P 500 Index	2,605.00	04/20/18	(3,745)	(374,500)	(11,010,300)	(9,868,075)	(1,142,225)
S&P 500 Index	2,585.00	04/20/18	(1,992)	(199,200)	(3,824,640)	(5,908,198)	2,083,558
TOTAL			(7,723)	$(772,300)	$(16,245,000)	$(19,802,609)	$3,557,609

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Statement of Assets and Liabilities

February 28, 2018 (Unaudited)

Assets:
Investments of unaffiliated issuers, at value (cost $614,182,237)	$609,501,105
Investments of affiliated issuers, at value (cost $1,662,257,238)	1,662,257,238
Cash	71,489,372
Unrealized gain on forward foreign currency exchange contracts	3,487,029
Variation margin on futures contracts	3,436,145
Receivables:
Collateral on certain derivative contracts(a)	276,877,970
Investments sold	9,868,075
Portfolio shares sold	3,696,883
Dividends and interest	1,612,165
Other assets	37,560
Total assets	2,642,263,542

Liabilities:
Due to custodian	597,594
Unrealized loss on forward foreign currency exchange contracts	1,299,205
Written option contracts, at value (premium received $19,802,609)	16,245,000
Payables:
Investments purchased	184,194,668
Portfolio shares redeemed	10,034,736
Management fees	1,146,706
Transfer Agency fees	73,288
Accrued expenses	32,259
Total liabilities	213,623,456

Net Assets:
Paid-in capital	2,431,741,215
Undistributed net investment income	2,268,124
Accumulated net realized loss	(9,089,554)
Net unrealized gain	3,720,301
NET ASSETS	$2,428,640,086
Net Assets:
Institutional	2,428,630,421
Class R6(b)	9,665
Total Net Assets	$2,428,640,086
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	226,299,441
Class R6(b)	901
Net asset value, offering and redemption price per share:
Institutional	$10.73
Class R6(b)	10.73

(a)	Includes amounts segregated for initial margin requirements and/or collateral on futures, options and forward foreign currency exchange contract transactions of $23,980,000, $246,317,970 and $6,580,000, respectively.
(b)	Class R6 Shares commenced operations on December 29, 2017.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Statement of Operations

For the Six Months Ended February 28, 2018 (Unaudited)

Investment income:
Dividends — unaffiliated issuers	$4,296,780
Dividends — affiliated issuers	6,290,095
Total investment income	10,586,875

Expenses:
Management fees	7,323,281
Transfer Agency fees(a)	393,099
Custody, accounting and administrative services	72,335
Professional fees	51,660
Printing and mailing costs	21,362
Registration fees	18,031
Trustee fees	9,813
Prime Broker Fees	10,006
Other	11,705
Total expenses	7,911,292
Less — expense reductions	(927,213)
Net expenses	6,984,079
NET INVESTMENT INCOME	3,602,796

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investments — unaffiliated issuers	47,102,878
Futures contracts	(66,464,861)
Written options	23,201,465
Forward foreign currency exchange contracts	867,880
Foreign currency transactions	(938,039)
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	(28,939,433)
Futures contracts	437,766
Written options	2,802,105
Forward foreign currency exchange contracts	3,059,009
Net realized and unrealized loss	(18,871,230)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,268,434)
(a) Class specific Transfer Agency fees were as follows:
Institutional	393,098
Class R6(b)	1
(b) Class R6 Shares commenced operations on December 29, 2017.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Fiscal Year Ended August 31, 2017
From operations:
Net investment income	$3,602,796	$107,199
Net realized gain	3,769,323	35,112,824
Net change in unrealized gain (loss)	(22,640,553)	24,412,499
Net decrease (increase) in net assets resulting from operations	(15,268,434)	59,632,522

Distributions to shareholders:
Institutional Shares
From net investment income	(2,205,857)	(120,094)
From net realized gains	(45,152,819)	(4,375,157)
Total distributions to shareholders	(47,358,676)	(4,495,251)

From share transactions:
Proceeds from sales of shares	1,154,374,598	1,117,562,980
Reinvestment of distributions	47,358,676	4,495,251
Cost of shares redeemed	(169,699,715)	(56,553,609)
Net decrease in net assets resulting from share transactions	1,032,033,559	1,065,504,622
TOTAL INCREASE	969,406,449	1,120,641,893

Net assets:
Beginning of period	1,459,233,637	338,591,744
End of period	$2,428,640,086	$1,459,233,637
Undistributed net investment income	$2,268,124	$871,185

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income(loss) from Investment Operations				Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	Total distributions
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - Institutional	$10.96	$0.02		$0.01	$0.03	$(0.01)		$(0.25)	$(0.26)
2018 - Class R6 (Commenced December 29, 2017)	11.10	—	(e)	(0.37)	(0.37)	—		—	—
2017 - Institutional	10.34	—	(e)	0.70	0.70	—	(e)	(0.08)	(0.08)
2016 - Institutional (Commenced May 31, 2016)	10.00	(0.01)		0.35	0.34	—		—	—

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(c)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.
(d)	Annualized.
(e)	Amount is less than $0.005 per share.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(c)

$10.73	0.23%	$2,428,630	0.71	%(d)	0.81	%(d)	0.37	%(d)	351%
10.73	(3.42)	10	0.69	(d)	0.79	(d)	0.06	(d)	351
10.96	6.88	1,459,234	0.74		0.84		0.01		589
10.34	3.40	338,592	0.87	(d)	1.07	(d)	(0.51	)(d)	86

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Notes to Financial Statements

February 28, 2018 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Goldman Sachs Strategic Factor Allocation Fund (the “Portfolio”) is a non-diversified portfolio and currently offers two classes of shares — Institutional Shares and Class R6 Shares. Class R6 Shares commenced operations on December 29, 2017. Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Portfolio pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Portfolio’s valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Portfolio may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), and non-class specific expenses of the Portfolio are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Portfolio are charged to the Portfolio, while such expenses incurred by the Trust are allocated across the Portfolio on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class-specific expenses, where applicable, are borne by the respective share classes and include Transfer Agency fees.

D.  Federal Taxes and Distributions to Shareholders — It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Portfolio is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Portfolio’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Portfolio are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

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GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolio’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolio, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolio’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolio invests in Underlying Funds that fluctuate in value, the Portfolio’s shares will correspondingly fluctuate in value. To the extent these investments are actively

15

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio and cash collateral received, if any is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Portfolio, if any, is noted in the Schedule of Investments.

iii.  Options — When the Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value

16

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

of the securities at the time of determining the Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C.  Fair Value Hierarchy — The following is a summary of the Portfolio’s investments and derivatives classified in the fair value hierarchy as of February 28, 2018:

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Fund	$609,501,105	$—	$—
Investment Company	1,662,257,238	—	—
Total	$2,271,758,343	$—	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$3,487,029	$—
Futures Contracts	2,656,000	—	—
Total	$2,656,000	$3,487,029	$—
Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(1,299,205)	$—
Written Options	(16,245,000)	—	—
Total	$(16,245,000)	$(1,299,205)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts as of February 28, 2018. These instruments were used as part of the Portfolio’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Portfolio’s net exposure.

Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts	$2,656,000	(a)	—	$—
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	3,487,029		Payable for unrealized loss on forward foreign currency exchange contracts	(1,299,205)
Equity	—	—		Written options, at value	(16,245,000)
Total		$6,143,029			$(17,544,205)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

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GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

The following table sets forth, by certain risk types, the Portfolio’s gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2018. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement of Operations:

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(66,464,861)	$437,766	5,893
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	867,880	3,059,009	13
Equity	Net realized gain (loss) from written options contracts/change in unrealized gain (loss) from written options contracts	23,201,465	2,802,105	3
Total		$(42,395,516)	$6,298,880	5,909

(a)	Average number of contracts is based on the average of month end balances for the period ended February 28, 2018.

In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty. Additionally, the Portfolio may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolio attempts to mitigate counterparty risk by only entering into agreements with counterparties that the Investment Adviser believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

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GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Portfolio, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolio’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Portfolio’s average daily net assets.

For the six months ended February 28, 2018, contractual and effective net management fees with GSAM were at the following rates:

Contractual Management Rate					Effective Net Management Rate*^
First $2 Billion	Next $3 Billion	Next $3 Billion	Over $8 Billion	Effective Rate
0.75%	0.68%	0.64%	0.62%	0.75%	0.65%

*	GSAM has agreed to waive a portion of its management fee payable by the Portfolio in an amount equal to any management fee it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests through at least December 29, 2018. Prior to such date GSAM may not terminate the arrangement without the approval of the Trustees.
^	Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any.

The Portfolio invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Portfolio in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Portfolio invests, except those management fees it earns from the Portfolio’s investment of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the six months ended February 28, 2018, GSAM waived $927,213 of the Portfolio’s management fee.

B.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolio for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: of 0.04% of the average daily net assets of Institutional Shares and 0.03% of the average daily net assets of Class R6 Shares.

C.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expenses” of the Portfolio (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolio is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the Portfolio is 0.164%. The Other Expense limitation will remain in place through at least December 29, 2018, and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees. In addition, the Portfolio has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Portfolio’s expenses and are received irrespective of the application of the “Other Expense” limitation described above.

D.  Line of Credit Facility — As of February 28, 2018, the Portfolio participated in a $1,100,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolio based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2018, the Portfolio did not have any borrowings under the facility.

E.  Other Transactions with Affiliates — For the six months ended February 28, 2018, Goldman Sachs did not earn any brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Portfolio.

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GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of February 28, 2018 The Goldman Sachs Group, Inc. was the beneficial owner of approximately 100% of Class R6 Shares of the Portfolio.

The table below shows the transactions in and earnings from investments in the Goldman Sachs Financial Square Government Fund for the six months ended February 28, 2018:

Affiliated Investment Company	Beginning Value as of August 31, 2017	Purchases at Cost	Proceeds from Sales	Ending Value as of February 28, 2018	Shares as of February 28, 2018	Dividend Income from Affiliated Investment Companies
Goldman Sachs Financial Square Government Fund — Institutional Shares	$762,872,567	$3,495,842,630	$(2,596,457,959)	$1,662,257,238	$1,662,257,238	$6,290,095

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2018, were $ 2,824,744,690, and $ 2,667,108,190, respectively.

7. TAX INFORMATION

As of the Portfolio’s most recent fiscal year ended August 31, 2017, the Portfolio had no capital loss carryforwards nor certain timing differences on a tax basis.

As of February 28, 2018, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,283,021,760
Gross unrealized gain	—
Gross unrealized loss	(11,263,417)
Net unrealized gains (losses)	$(11,263,417)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, options contracts and foreign currency contracts.

GSAM has reviewed the Portfolio’s tax positions for all open tax years (the current and prior two years, as applicable) and has concluded that no provision for income tax is required in the Portfolio’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Portfolio’s risks include, but are not limited to, the following:

Derivatives Risk — The Portfolio’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolio. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

20

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

8. OTHER RISKS (continued)

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolio has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If the Portfolio invests in foreign securities, the Portfolio may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Portfolio’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Portfolio’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Geographic Risk — If the Portfolio focuses its investments in securities of issuers located in a particular country or geographic region, the Portfolio may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Portfolio will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Portfolio’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, the Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Portfolio may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Portfolio in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio. Such large shareholder redemptions may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

21

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

8. OTHER RISKS (continued)

Non-Diversification Risk — The Portfolio is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Portfolio may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Strategic Factor Allocation Fund

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Fiscal Year Ended August 31, 2017

	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	104,367,517	1,154,364,598	105,328,746	1,117,562,980
Reinvestment of distributions	4,267,627	47,358,676	439,814	4,495,251
Shares redeemed	(15,495,921)	(169,699,715)	(5,361,153)	(56,553,609)
	93,139,223	1,032,023,559	100,407,407	1,065,504,622
Class R6 Shares(a)
Shares sold	901	10,000	—	—
NET INCREASE	93,140,124	$1,032,033,559	100,407,407	$1,065,504,622

(a)	Class R6 Shares commenced operations on December 29, 2017.

22

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Portfolio Expenses — Period Ended February 28, 2018 (Unaudited)

As a shareholder of Institutional Shares and Class R6 Shares of the Portfolio, you incur two types of costs: ongoing costs, including management fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Institutional and Class R6 Shares of the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2017 through February 28, 2018, which represents a period of 181 days in a 365-day year (58 days for Class R6 Shares).

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Strategic Factor Allocation Fund
Share Class	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*
Institutional
Actual	1,000.00	1,002.30		3.52
Hypothetical 5% return	1,000.00	1,021.27	+	3.56
Class R6(a)
Actual	1,000.00	965.80		1.08
Hypothetical 5% return	1,000.00	1,006.85	+	1.10

(*)	Hypothetical expenses are based on the Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

(+)	Expenses are calculated using the Portfolio’s annualized net expense ratio for each Class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2018. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period is as follows: 0.71% for Institutional Share and 0.69% for Class R6 Shares.

(a)	Class R6 Shares commenced December 29, 2017.

23

PORTFOLIO PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.29 trillion in assets under supervision as of December 31, 2017, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund
∎	Total Emerging Markets Income Fund[4]

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund[5]
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund[6]
∎	Concentrated Growth Fund[7]
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund[8]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and
∎	Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund[9]
∎	International Equity ESG Fund[10]
∎	Asia Equity Fund
∎	Emerging Markets Equity Fund
∎	N-11 Equity Fund

Select Satellite

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund[11]
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Absolute Return Multi-Asset Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity
∎	Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Equity Growth Strategy Portfolio
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date 2020 Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
∎	Tactical Exposure Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on December 26, 2017, the Goldman Sachs Dynamic Emerging Markets Debt Fund was renamed the Goldman Sachs Total Emerging Markets Income Fund.
[5]	Effective on June 20, 2017, the Goldman Sachs Growth and Income Fund was renamed the Goldman Sachs Equity Income Fund.
[6]	Effective after the close of business on August 31, 2017, the Goldman Sachs Flexible Cap Growth Fund was renamed the Goldman Sachs Flexible Cap Fund.
[7]	Effective on July 28, 2017, the Goldman Sachs Focused Growth Fund was reorganized with and into the Goldman Sachs Concentrated Growth Fund.
[8]	Effective after the close of business on October 31, 2017, the Goldman Sachs Dynamic U.S. Equity Fund was renamed the Goldman Sachs Blue Chip Fund.
[9]	Effective after the close of business on February 27, 2018, the Goldman Sachs Strategic International Equity Fund was renamed the Goldman Sachs International Equity Income Fund.
[10]	Effective after the close of business on February 27, 2018, the Goldman Sachs Focused International Equity Fund was renamed the Goldman Sachs International Equity ESG Fund.
[11]	Effective after the close of business on October 30, 2017, the Goldman Sachs Dynamic Allocation Fund was renamed the Goldman Sachs Alternative Premia Fund.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Kathryn A. Cassidy Diana M. Daniels Herbert J. Markley James A. McNamara Roy W. Templin Gregory G. Weaver

OFFICERS

James A. McNamara, President

Scott M. McHugh, Treasurer, Senior Vice President and Principal Financial Officer

Joseph F. DiMaria, Assistant Treasurer and Principal Accounting Officer

Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Portfolio included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolio in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolio, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolio. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities and information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (I) without charge, upon request by calling 1-800-526-7384; and (II) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Forms N-Q. The Portfolio’s Forms N-Q are available on the SEC’s web site at http://www.sec.gov within 60 days after the Portfolio’s first and third fiscal quarters. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Form N-Qs may be obtained upon request and without charge by calling 1-800-621-2550.

Portfolio holdings and allocations shown are as of February 28, 2018 and may not be representative of future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

THIS MATERIAL IS FOR INFORMATIONAL PURPOSES ONLY AND IS PROVIDED SOLELY ON THE BASIS THAT IT WILL NOT CONSTITUTE INVESTMENT OR OTHER ADVICE OR A RECOMMENDATION RELATING TO ANY PERSON’S OR PLAN’S INVESTMENT OR OTHER DECISIONS, AND GOLDMAN SACHS IS NOT A FIDUCIARY OR ADVISOR WITH RESPECT TO ANY PERSON OR PLAN BY REASON OF PROVIDING THE MATERIAL OR CONTENT HEREIN INCLUDING UNDER THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974 OR DEPARTMENT OF LABOR REGULATIONS. PLAN SPONSORS AND OTHER FIDUCIARIES SHOULD CONSIDER THEIR OWN CIRCUMSTANCES IN ASSESSING ANY POTENTIAL COURSE OF ACTION.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Portfolio’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about the Portfolio and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

© 2018 Goldman Sachs. All rights reserved. 126328-OTU-745085/STRATFACALSAR-18/811

Goldman Sachs Funds

Semi-Annual Report	February 28, 2018

Tactical Exposure Fund

Goldman Sachs Tactical Exposure Fund

TABLE OF CONTENTS

Portfolio Management Discussion and Performance Summary	1

Schedule of Investments	6

Financial Statements	11

Financial Highlights	14

Notes to the Financial Statements	16

Other Information	28

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

PORTFOLIO RESULTS

Goldman Sachs Tactical Exposure Fund

Investment Objective and Principal Strategy

The Fund seeks long-term total return.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Global Portfolio Solutions Group discusses the Goldman Sachs Tactical Exposure Fund’s (the “Fund”) performance and positioning for the period since its inception on September 6, 2017 through February 28, 2018 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Institutional and Class R6 Shares generated cumulative total returns, without sales charges, of 0.19% and 0.09%. This return compares to the 0.58% cumulative total return of the Fund’s benchmark, the ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index (the “Index”), during the same time period.

References to the Fund’s benchmark are for informational purposes only, and unless otherwise noted, are not indications of how the Fund is managed. The use of the Index as the Fund’s benchmark does not imply the Fund is being managed like cash and does not imply low risk or low volatility.

Q	What economic and market factors most influenced the Fund during the Reporting Period?

A	During the Reporting Period, the Fund was influenced most by three economic and market factors. The first of these factors was the acceleration of global economic growth during the fourth quarter of 2017. Although global economic growth moderated after the beginning of 2018, it remained strong through the end of the Reporting Period. The second factor was a pickup in U.S. inflation starting in October 2017. The third factor was U.S. tax reform, which was passed by Congress in December 2017. The timing surprised the markets, as most observers had expected it to be enacted during the first quarter of 2018.

The ongoing global economic expansion supported strong corporate earnings growth during the Reporting Period. This, in turn, supported the performance of U.S. and other developed markets stock markets, despite investor concerns about potential trade protectionism. Regarding fixed income, global interest rates rose in anticipation of tighter monetary policies by central banks and a higher U.S. fiscal deficit than the markets previously expected. During the Reporting Period, central bank officials continued to signal the gradual removal of accommodative monetary policies based on their expectations for robust growth and diminishing slack in their respective economies. Among commodities, West Texas Intermediate (“WTI”) crude oil prices rallied approximately 25% during the Reporting Period overall, pushed higher by a drop in inventories as the Organization of the Petroleum Exporting Countries (“OPEC”) cut production. In addition, demand for crude oil was strong amid the global economic growth.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund seeks to achieve its investment objective through the implementation of investment ideas that are generally derived from short-term or medium-term market views on a variety of asset classes and instruments.

Within equities, the Fund benefited from its tactical long position in global equities as well as from our preference for emerging markets equities over developed markets equities.

Within fixed income, the Fund’s tactical breakeven inflation position, in which the Fund held a long position in Treasury inflation protected securities and a short position in U.S. Treasury futures, added to returns, as inflation increased toward the end of the Reporting Period. (The breakeven inflation rate is the difference between the nominal yield on a fixed-rate investment and the real yield on an inflation-linked investment of similar maturity and credit quality. If inflation averages more than the breakeven, the inflation-linked investment will outperform the fixed-rate. Conversely, if inflation averages below the breakeven, the fixed-rate will outperform the inflation-linked.)

The Fund was also helped during the Reporting Period by its long tactical position in equities versus its short tactical

1

PORTFOLIO RESULTS

position in fixed income, as global economic growth improved and U.S. inflation picked up.

Within commodities, the Fund was hampered by a short tactical position in crude oil, implemented through a short call spread strategy and long put options. (A call spread strategy involves purchasing call options at a specific strike price, while also selling the same number of calls of the same asset and expiration date but at a higher strike price. A call option is an option that gives the holder the right, but not the obligation, to buy an underlying asset at an agreed-upon price at any time up to an agreed-upon date. A put option is an option contract giving the owner the right, but not the obligation, to sell a specified amount of an underlying asset at a specified price within a specified time.) Crude oil prices rallied during the Reporting Period, as the balance between supply and demand tightened, largely because of production cuts by OPEC, supply disruptions in Venezuela and increases in geopolitical risk. At the same time, demand remained strong in line with global economic activity. In addition, during the Reporting Period, the Fund was hurt by a short tactical position in gold, as gold prices benefited from a weaker U.S. dollar.

Within currencies, a short tactical position in the South Korean won and a long tactical position in the Turkish lira detracted from the Fund’s returns. The South Korean won appreciated due to the strengthening global manufacturing cycle. The Turkish lira suffered as Turkey’s real interest rates became unattractive, in our view, because of rising inflation. Furthermore, the U.S.-Turkey relationship deteriorated during the fourth quarter of 2017 after locally employed staff at the U.S. consulate were detained over alleged links to an attempted coup in 2016.

Q	How was the Fund positioned at the beginning of the Reporting Period?

A	At the beginning of the Reporting Period, the Fund had approximately 46.74% of its total net assets in long equity-related investments; approximately 114.18% of its total net assets in long fixed income-related investments; approximately 2.50% of its total net assets in long commodity-related investments; and approximately 48.00% of its total net assets in long currency-related investments. It had short positions of approximately -43.34% of its total net assets in equity-related investments; approximately -101.31% of its total net assets in fixed income-related assets; approximately -2.51% of its total net assets in commodity-related investments; and approximately -48.00% of its total net assets in currency-related investments. These positions were accomplished through the use of exchange traded funds, equity futures, equity index options, interest rates futures, crude oil options and currency forwards.

Q	How did you tactically manage the Fund’s allocations during the Reporting Period?

A	During the Reporting Period, in response to shifting macroeconomic and market dynamics, we made a number of changes to the Fund’s tactical exposures. First, we increased the Fund’s position in equities. We believed that improving global economic growth would support corporate earnings, which should lead to higher equity returns, in our view. Second, we reduced the Fund’s exposure to interest rates by decreasing its tactical breakeven inflation position and increasing its long position in U.S.-dollar denominated emerging markets debt, as U.S. Treasury yields climbed during the Reporting Period. Although we believed yields would continue to rise, we took advantage of the opportunity to capture gains. Third, we shifted the Fund from a neutral position in crude oil to a short position in December 2017, as WTI crude oil prices inched toward the top end of our expected $40 to $60 price range. In our opinion, the increase in prices would be capped by growing U.S. shale production. Finally, we favored emerging markets currencies, mostly versus the Swiss franc and Japanese yen, throughout the Reporting Period.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	The Fund used derivatives and similar instruments as part of its investment strategy to express views implemented in the Fund. Positions were supported predominantly by cash held in the Fund specifically to cover its exposure to derivative instruments and any potential margin calls or future losses experienced.

During the Reporting Period, the Fund employed foreign exchange currency forward contracts to express our currency views, which detracted from performance. The Fund benefited from the use of equity futures and equity index options to gain exposure to or express our bullish and/or bearish views about the equities of certain countries. Eurodollar futures, which were used to express our views on the pace of U.S. Federal Reserve interest rate hikes, contributed positively to performance. Eurodollar futures are contracts that have underlying assets linked to time deposits denominated in U.S. dollars at banks outside the U.S. The Fund’s use of call and put options to express our views on crude oil prices had a negative impact on returns during the Reporting Period.

2

PORTFOLIO RESULTS

Q	How was the Fund positioned at the end of the Reporting Period?

A	At the end of the Reporting Period, the Fund had approximately 43.25% of its total net assets in long equity-related investments; approximately 113.85% of its total net assets in long fixed income-related investments; 0% of its total net assets in long commodity-related investments; and approximately 37.00% of its total net assets in long currency-related investments. It had short positions of approximately -22.59% of its total net assets in equity-related investments; approximately -101.75% of its total net assets in fixed income-related investments; and -37.00% of its total net assets in currency-related investments. These positions were accomplished through the use of exchange traded funds, equity futures, equity index options, interest rates futures, crude oil options and currency forwards.

Q	What is the Fund’s tactical asset allocation view and strategy for the months ahead?

A	At the end of the Reporting Period, we expected the global economy to continue expanding, though at a more moderate pace in the near term than during 2017. Therefore, we think corporate earnings may continue to grow, supporting equity prices overall. In our view, global equities are likely to deliver positive returns during the 2018 calendar year.

Regarding fixed income, we think global yields will continue rising, driven by diminishing economic slack and higher inflation around the world. However, we believe intermediate-term yields will rise more slowly during the last 10 months of 2018 than they did during January and February.

Within the commodities markets, OPEC production cuts, Venezuelan supply outages and increased geopolitical risk caused oil prices to rally significantly during the Reporting Period. As a result, at the end of February 2018, crude oil prices were well above the cost of production for what we consider marginal producers. Longer term, we expect U.S. shale producers and other efficient producers to take advantage of this opportunity to ramp up production. In the short term, we believe crude oil prices will likely remain elevated, as Venezuelan production continues to decline and if, as we expect, OPEC extends supply cuts.

In terms of positioning, we favored equities over corporate credit and corporate credit over government bonds at the end of the Reporting Period. Within equities, we prefer emerging markets equities, as we expect emerging markets economic growth to accelerate further relative to developed markets economic growth. Additionally, emerging markets equities appeared undervalued relative to developed markets equities, in our opinion. Within fixed income, we are expressing our view that yields will likely rise through the Fund’s long U.S. breakeven inflation position and its short position in Eurodollar futures.

At the end of the Reporting Period, we saw three risks that might cause us to modify the Fund’s positioning. The first is an escalation in trade protectionism, though we believed trade tensions were contained at the end of the Reporting Period and unlikely to impact global economic growth. Should a trade war emerge, however, we may reduce the Fund’s equity exposure, especially its exposure to emerging markets equities. The second risk is that inflation increases at a faster pace than we anticipate. Higher inflation might lead us to reduce the Fund’s long equity positions and increase its short fixed income positions. The third risk is a slowdown in global economic growth, though this is not our base case. That said, we may reevaluate the Fund’s positioning in growth-sensitive assets, such as equities and emerging markets currencies, if weakness in macroeconomic data, seen in the closing months of the Reporting Period, extends into the second quarter of 2018.

3

PORTFOLIO BASICS

Tactical Exposure Fund

as of February 28, 2018

PERFORMANCE REVIEW
September 6, 2017–February 28, 2018	Fund Total Return (based on NAV)[1]	ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index[2]
Institutional Shares	0.19%	0.58%
Class R6 Shares	0.09	0.58

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index (the “Index”) tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. The Index figure does not reflect any deductions for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 12/31/17	Since Inception	Inception Date
Institutional Shares	-0.82%	9/6/17
Class R6 Shares	-0.82	9/6/17

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Because Institutional Shares and Class R6 do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4

PORTFOLIO BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Institutional Shares	0.95%	1.23%
Class R6 Shares	0.94	1.22

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Consolidated Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waivers and/or expense limitations will remain in place through at least September 6, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

PORTFOLIO COMPOSITION[5]
As of February 28, 2018
Investment Companies	65.9%
Exchange Traded Funds	24.8

[5]	Underlying sector allocations of exchange traded funds and investment companies held by the Fund are not reflected above in this table. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Consolidated Schedule of Investments.

TOP FIVE HOLDINGS AS OF 2/28/18[6,7]
Holding	% of Net Assets	Line of Business
iShares TIPS Bond ETF	19.9%	Exchange Traded Funds
Goldman Sachs Emerging Markets Debt Fund – Institutional Shares	14.9	Investment Companies
Health Care Select Sector SPDR Fund	2.7	Exchange Traded Funds
Goldman Sachs MLP Energy Infrastructure Fund – Institutional Shares	2.6	Investment Companies
iShares MSCI Brazil Capped ETF	2.1	Exchange Traded Funds

[6]	The top 5 holdings may not be representative of the Fund’s future investments.

[7]	The Fund’s overall top 5 holdings differ from the table above due to the exclusion of the Goldman Sachs Financial Square Government Fund (a short-term investment fund), which represents approximately 48.5% of the Fund’s net assets as of 2/28/18.

5

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Consolidated Schedule of Investments

February 28, 2018 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 24.8%
84,343	Health Care Select Sector SPDR Fund	$7,096,620
117,553	iShares MSCI Brazil Capped ETF	5,346,311
456,873	iShares TIPS Bond ETF	51,133,226

TOTAL EXCHANGE TRADED FUNDS (Cost $64,125,015)		$63,576,157

Shares		Value

Investment Companies(a) – 65.9%
Goldman Sachs Emerging Markets Debt Fund – Institutional Shares
3,016,707		$38,191,515
Goldman Sachs Financial Square Government Fund – Institutional Shares
124,547,584		124,547,584
Goldman Sachs MLP Energy Infrastructure Fund – Institutional Shares
969,815		6,652,931

TOTAL INVESTMENT COMPANIES
(Cost $171,022,020)		$169,392,030

TOTAL INVESTMENTS – 90.7%
(Cost $235,147,035)		$232,968,187

OTHER ASSETS IN EXCESS OF LIABILITIES – 9.3%		23,874,451

NET ASSETS – 100.0%		$256,842,638

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Represents affiliated funds.

Currency Abbreviations:
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
NOK	—Norwegian Krone
PHP	—Philippine Peso
RUB	—Russian Ruble
SEK	—Swedish Krona
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ETF	—Exchange Traded Fund
TIPS	—Treasury Inflation Protected Securities

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL EXPOSURE FUND

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain
MS & Co.	BRL	1,460,000	USD	442,760	$449,547	03/02/18	$6,787
	BRL	25,180,000	USD	7,697,599	7,728,004	04/03/18	30,405
	CAD	120,000	USD	93,550	93,556	03/21/18	5
	CLP	9,005,000,000	USD	14,143,242	15,130,922	03/21/18	987,680
	CNY	48,950,000	USD	7,513,480	7,726,508	03/21/18	213,028
	COP	20,768,000,000	USD	6,874,545	7,243,554	03/21/18	369,009
	GBP	5,150,000	USD	6,949,997	7,097,229	03/21/18	147,232
	JPY	2,136,000,000	USD	19,687,484	20,052,162	03/22/18	364,679
	KRW	30,000,000	USD	27,515	27,665	03/21/18	150
	NOK	60,800,000	USD	7,609,397	7,704,520	03/21/18	95,124
	RUB	874,250,000	USD	15,033,174	15,488,173	03/21/18	454,997
	SEK	137,250,000	USD	16,395,730	16,590,167	03/21/18	194,437
	TRY	29,250,000	USD	7,556,322	7,644,103	03/21/18	87,781
	USD	8,130,749	CHF	7,620,000	8,084,690	03/21/18	46,059
MS & Co. Int. PLC	USD	8,066,555	EUR	6,540,000	7,992,292	03/21/18	74,263
	USD	30,672	INR	2,000,000	30,549	03/21/18	124
	USD	244,315	KRW	260,000,000	239,762	03/21/18	4,553
	USD	38,253	NOK	300,000	38,016	03/21/18	237
	USD	7,718,828	PHP	403,000,000	7,713,304	03/21/18	5,524
	USD	7,082,144	SEK	57,375,000	6,935,234	03/21/18	146,910
TOTAL							$3,228,984

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Consolidated Schedule of Investments (continued)

February 28, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss
MS & Co. Int. PLC	BRL	23,720,000	USD	7,394,706	7,303,598	03/02/18	$(91,108)
	CAD	9,610,000	USD	7,534,959	7,492,255	03/21/18	(42,704)
	CHF	290,000	USD	309,944	307,685	03/21/18	(2,259)
	HUF	1,950,000,000	USD	7,704,465	7,590,183	03/21/18	(114,282)
	IDR	210,060,000,000	USD	15,406,044	15,215,723	03/21/18	(190,323)
	INR	502,000,000	USD	7,727,297	7,667,761	03/21/18	(59,537)
	KRW	120,000,000	USD	110,939	110,660	03/21/18	(279)
	SEK	3,375,000	USD	417,470	407,955	03/21/18	(9,516)
	TRY	120,000	USD	31,441	31,360	03/21/18	(80)
	USD	7,722,505	BRL	25,180,000	7,753,145	03/02/18	(30,640)
	USD	30,600	BRL	100,000	30,691	04/03/18	(91)
	USD	14,563,871	CHF	14,300,000	15,172,057	03/21/18	(608,186)
	USD	14,308,453	CLP	9,005,000,000	15,130,922	03/21/18	(822,469)
	USD	6,874,545	COP	20,768,000,000	7,243,554	03/21/18	(369,009)
	USD	14,514,075	EUR	12,220,000	14,933,608	03/21/18	(419,534)
	USD	6,917,830	GBP	5,150,000	7,097,229	03/21/18	(179,399)
	USD	33,943,766	JPY	3,789,000,000	35,570,057	03/22/18	(1,626,291)
	USD	7,489,751	KRW	8,170,000,000	7,534,075	03/21/18	(44,324)
	USD	25,012	RUB	1,500,000	26,574	03/21/18	(1,562)
	USD	17,829,403	TWD	527,700,000	18,020,346	03/21/18	(190,942)
TOTAL							$(4,802,535)

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL EXPOSURE FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At February 28, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10 Year Government Bonds	250	03/15/18	$24,814,167	$(93,623)
Euro Stoxx 50 Index	1,299	12/20/19	20,253,492	1,011,264
Eurodollars	1,800	06/18/18	439,762,500	(610,142)
H-Shares Index	162	03/28/18	12,780,485	(218,807)
Mini MSCI Emerging Market	335	03/16/18	19,815,250	476,821
Set 50 Index	1,384	03/29/18	10,626,686	626,844
STOXX 600 Banks Index	545	03/16/18	6,163,624	6,608
Topix Index	84	03/08/18	13,919,303	(738,123)
5 Year German Euro-Bobl	312	03/08/18	60,689,251	(487,465)
5 Year U.S Treasury Notes	1,184	06/29/18	134,892,750	135,183
Total				$108,560
Short position contracts:
Amsterdam Exchanges Index	(8)	03/16/18	(1,045,003)	(23,445)
CAC40 Index	(35)	03/16/18	(2,271,213)	(70,297)
Canada 10 Year Government Bonds	(422)	06/20/18	(43,304,988)	(328,808)
DAX Index	(5)	03/16/18	(1,895,957)	106,344
Eurodollars	(1,801)	03/16/20	(437,327,825)	2,210,986
FTSE 100 Index	(33)	03/16/18	(3,282,850)	118,885
FTSE/JSE Top 40 Index	(276)	03/15/18	(12,009,320)	100,934
FTSE/MIB Index	(2)	03/16/18	(275,744)	275
Hang Seng Index	(3)	03/28/18	(589,044)	5,148
Japan 10 Year Government Bonds	(29)	03/13/18	(41,023,197)	(144,836)
MSCI Singapore Index	(16)	03/28/18	(483,895)	4,560
OMXS 30 Index	(46)	03/16/18	(872,703)	(37,208)
SPI 200 Index	(93)	03/15/18	(10,836,774)	(18,862)
S&P 500 E-Mini Index	(54)	03/16/18	(7,328,880)	242,138
Stoxx Europe 600 Index	(339)	03/16/18	(7,835,274)	317,606
The IBEX 35 Index	(5)	03/16/18	(599,899)	(3,974)
Ultra Long U.S. Treasury Bonds	(180)	06/20/18	(28,057,500)	(432,118)
10 Year U.S Treasury Notes	(896)	06/20/18	(107,562,000)	(224,411)
Total				$1,822,917
TOTAL				$1,931,477

SWAP CONTRACTS — At February 28, 2018, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS ON COMMODITY INDICES#

Reference Obligation/ Index	Financing Rate Paid by the Fund(a)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
S&P GSCI 3M Forward Copper Index	0.000%	MS & Co.	06/29/18	$7,730	$—	$—	$—

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(a)	Payments made quarterly

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Consolidated Schedule of Investments (continued)

February 28, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN AND PURCHASED OPTIONS CONTRACTS — At February 28, 2018, the Fund had the following written and purchased options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
USO Index	Citibank NA	$13.25	03/27/2018	3,526,448	$3,526,448	$297,096	$352,645	$(55,549)
Puts
USO Index	Citibank NA	12.00	07/31/2018	1,444,417	1,444,417	904,348	710,653	193,695
XLP Index	CS International (London)	56.89	03/27/2018	85,114	85,114	313,991	102,137	211,854
				1,529,531		$1,218,339	$812,790	$405,549
Total purchased option contracts				5,055,979		$1,515,435	$1,165,435	$350,000
Written option contracts
Calls
USO Index	Citibank NA	12.25	03/27/2018	(3,526,448)	(3,526,448)	(1,414,067)	(945,088)	(468,979)
XLP Index	CS International (London)	56.89	03/27/2018	(85,114)	(85,114)	(495)	(92,451)	91,956
				(3,611,562)		$(1,414,562)	$(1,037,539)	$(377,023)
Puts
EEM Index	Citibank NA	45.88	03/05/2018	(271,497)	(271,497)	(7,769)	(195,315)	187,546
SPX Flex Indices	Citibank NA	$2,648.94	03/05/2018	(68)	(6,800)	(20,098)	(632,399)	612,301
				(271,565)		$(27,867)	$(827,714)	$799,847
Total written option contracts				(3,883,127)		$(1,442,429)	$(1,865,253)	$422,824
TOTAL				1,172,852		$73,006	$(699,818)	$772,824

Abbreviations:
CS International (London)	—Credit Suisse International (London)
EEM Index	—iShares MSCI Emerging Markets Index ETF
MS & Co.	—Morgan Stanley & Co.
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SPX Flex Indices	—Standard & Poor’s 500 Flex Indices
USO Index	—United States Oil Fund LP ETF
XLP Index	—Consumer Select Sector SPDR ETF

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Consolidated Statement of Assets and Liabilities(a)

February 28, 2018 (Unaudited)

Assets:
Investments of unaffiliated issuers, at value (cost $64,125,015)	$63,576,157
Investments of affiliated issuers, at value (cost $171,022,020)	169,392,030
Purchased options (cost $1,165,435)	1,515,435
Cash	3,962,742
Foreign currencies, at value (cost $414,325)	374,594
Unrealized gain on forward foreign currency exchange contracts	3,228,984
Receivables:
Collateral on certain derivative contracts(b)	21,930,597
Reimbursement from investment adviser	721,826
Dividends and interest	208,759
Other assets	97,049
Total assets	265,008,173

Liabilities:
Unrealized loss on forward foreign currency exchange contracts	4,802,535
Variation margin on futures	1,095,010
Written option contracts, at value (premium received $920,164)	1,442,429
Payables:
Collateral on swaps	300,000
Investments purchased	215,941
Management fees	161,598
Transfer Agency fees	6,562
Accrued expenses	141,460
Total liabilities	8,165,535

Net Assets:
Paid-in capital	258,260,247
Undistributed net investment income	506,982
Accumulated net realized loss	(829,792)
Net unrealized loss	(1,094,799)
NET ASSETS	$256,842,638
Net Assets:
Institutional	$295,260
Class R6	256,547,378
Total Net Assets	$256,842,638
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	29,689
Class R6	25,807,008
Net asset value, offering and redemption price per share:
Institutional	$9.95
Class R6	9.94

(a)	Statement of Assets and Liabilities for the Fund is consolidated and includes the balances of a wholly owned subsidiary, Cayman Commodity-TEX, Ltd. Accordingly, all interfund balances and transactions have been eliminated.
(b)	Includes segregated cash of $10,127,034, $8,710,000, $2,203,293 and $890,270 relating to initial margin requirements and/or collateral on futures, forwards, options and swaps transactions, respectively.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Consolidated Statement of Operations(a)

For the Period Ended February 28, 2018 (Unaudited)(b)

Investment income:
Dividends — unaffiliated issuers	$669,188
Dividends — affiliated issuers	1,193,729
Total investment income	1,862,917

Expenses:
Management fees	857,982
Amortization of offering costs	87,827
Professional fees	69,523
Organization costs	62,000
Custody, accounting and administrative services	60,784
Transfer Agency fees(c)	44,435
Printing and mailing costs	24,861
Trustee fees	8,699
Other	6,448
Total expenses	1,222,559
Less — expense reductions	(444,472)
Net expenses	778,087
NET INVESTMENT INCOME	1,084,830

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investments — unaffiliated issuers	(224,318)
Purchased options	(1,103,943)
Futures contracts	2,541,384
Written options	209,596
Swap contracts	(203,600)
Forward foreign currency exchange contracts	(1,030,508)
Foreign currency transactions	3,970
Unrealized gain (loss) on:
Investments — unaffiliated issuers	(548,858)
Investments — affiliated issuers	(1,629,990)
Purchased options	350,000
Futures contracts	1,931,477
Written options	422,824
Forward foreign currency exchange contracts	(1,573,551)
Foreign currency translation	(46,701)
Net realized and unrealized loss	(902,218)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$182,612

(a)	Statement of Operations for the Fund is consolidated and includes the balances of a wholly owned subsidiary, Cayman Commodity-TEX, Ltd. Accordingly, all interfund balances and transactions have been eliminated.
(b)	Commenced operations on September 6, 2017.
(c)	Class specific Transfer Agency fees were as follows:

Transfer Agency Fees
Institutional	Class R6
$40,463	$3,972

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Consolidated Statement of Changes in Net Assets(a)

For the Period Ended February 28, 2018 (Unaudited)(b)

From operations:
Net investment income	$1,084,830
Net realized gain	192,581
Unrealized loss	(1,094,799)
Net increase in net assets resulting from operations	182,612

Distributions to shareholders:
From net investment income
Institutional Shares	(577,823)
Class R6 Shares	(25)
From net realized gains
Institutional Shares	(1,022,329)
Class R6 Shares	(44)
Total distributions to shareholders	(1,600,221)

From share transactions:
Proceeds from sales of shares	513,150,891
Reinvestment of distributions	1,600,221
Cost of shares redeemed	(256,490,865)
Net increase in net assets resulting from share transactions	258,260,247
TOTAL INCREASE	256,842,638

Net assets:
Beginning of period	—
End of period	$256,842,638
Undistributed net investment income	$506,982

(a)	Statement of Changes in Net Assets for the Fund is consolidated and includes the balances of a wholly owned subsidiary, Cayman Commodity-TEX, Ltd. Accordingly, all interfund balances and transactions have been eliminated.
(b)	Commenced operations on September 6, 2017.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout the Period

		From Investment Operations			Distributions to shareholders
Period - Share Class	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
FOR THE PERIOD ENDED FEBRUARY 28, (UNAUDITED)
2018 - Institutional (Commenced September 6, 2017)	$10.00	$0.04	$(0.03)	$0.01	$(0.02)	$(0.04)	$(0.06)
2018 - Class R6 (Commenced September 6, 2017)	10.00	0.06	(0.06)	—	(0.02)	(0.04)	(0.06)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets(c)(d)	Ratio of total expenses to average net assets(c)(d)	Ratio of net investment income to average net assets(d)	Portfolio turnover rate(e)

$9.95	0.19%	$295	0.68%	1.02%	0.90%	40%
9.94	0.09	256,547	0.66	0.99	1.29	40

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Consolidated Notes to Financial Statements

February 28, 2018 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Goldman Sachs Tactical Exposure Fund (the “Fund”) is a diversified fund and currently offers two classes of shares — Institutional and Class R6 Shares. The Fund commenced operations on September 6, 2017. Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Basis of Consolidation for Goldman Sachs Tactical Exposure Fund — Cayman Commodity-TEX, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on June 27, 2017 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of September 6, 2017, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of February 28, 2018, the Fund’s net assets were $256,842,638, of which, $13,895,873, or 5.4%, represented the Subsidiary’s net assets.

B.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

C.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Consolidated Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting interest rate swaps whose realized gains or losses are recognized from the effective start date.

D.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Transfer Agency fees.

E.  Offering and Organization Costs — Offering costs paid in connection with the initial offering of shares of the Fund are being amortized on a straight-line basis over 12 months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund were expensed on the first day of operations.

16

GOLDMAN SACHS TACTICAL EXPOSURE FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

F.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Fund’s net assets on the Consolidated Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

G.  Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Consolidated Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

17

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Consolidated Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value

18

GOLDMAN SACHS TACTICAL EXPOSURE FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments.

iii.  Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Swaps are marked-to-market daily using pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A total return swap is an agreement that gives the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of February 28, 2018:

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$63,576,157	$—	$—
Investment Companies	169,392,030	—	—
Total	$232,968,187	$—	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$3,228,984	$—
Futures Contracts(a)	5,363,596	—	—
Options Purchased	—	1,515,435	—
Total	$5,363,596	$4,744,419	$—

19

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Consolidated Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Derivative Type	Level 1	Level 2	Level 3
Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(4,802,535)	$—
Futures Contracts(a)	(3,432,119)	—	—
Options Written	—	(1,442,429)	—
Total	$(3,432,119)	$(6,244,964)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts as of February 28, 2018. These instruments were used as part of the Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Risk	Consolidated Statement of Assets and Liabilities	Assets		Consolidated Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts	$2,346,169	(a)	Variation margin on futures contracts	$(2,321,403)	(a)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	3,228,984		Payable for unrealized loss on forward foreign currency exchange contracts	(4,802,535)
Equity	Variation margin on futures contracts; Purchased options, at value	4,532,862	(a)	Variation margin on futures contracts; Written options, at value	(2,553,145)	(a)
Total		$10,108,015			$(9,677,083)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The following tables set forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the period ended February 28, 2018. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Unrealized gain (loss)” on the Consolidated Statement of Operations:

Risk	Consolidated Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from futures contracts /Unrealized gain (loss) on futures contracts	$2,899,817	$24,766	4,435
Credit	Net realized gain (loss) from swap contracts	(181,000)	—	1

20

GOLDMAN SACHS TACTICAL EXPOSURE FUND

4. INVESTMENTS IN DERIVATIVES (continued)

Risk	Consolidated Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Commodity	Net realized gain (loss) from futures contracts and swap contracts	$(824,839)	$—	62
Currency	Net realized gain (loss) from forward foreign currency exchange contracts /Unrealized gain (loss) on forward foreign currency exchange contracts	(1,030,508)	(1,573,551)	66
Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Unrealized gain (loss) on futures contracts, purchased options and written options	(450,541)	2,679,535	4,355
Total		$412,929	$1,130,750	8,919

(a)	Average number of contracts is based on the average of month end balances for the period ended February 28, 2018.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Additionally, the Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that the Investment Adviser believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

21

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Consolidated Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth the Fund’s net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of February 28, 2018:

	Derivative Assets(1)			Derivative Liabilities(1)
Counterparty	Options Purchased	Forward Currency Contracts	Total	Forward Currency Contracts	Options Written	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)
Citibank NA	$1,201,444	$—	$1,201,444	$—	$(1,441,934)	$(1,441,934)	$(240,490)	$240,490	$—
Credit Suisse International (London)	313,991	—	313,991	—	(495)	(495)	313,496	(280,000)	33,496
Morgan Stanley & Co. International PLC	—	3,228,984	3,228,984	(4,802,535)	—	(4,802,535)	(1,573,551)	1,573,551	—
Total	$1,515,435	$3,228,984	$4,744,419	$(4,802,535)	$(1,442,429)	$(6,244,964)	$(1,500,545)	$1,534,041	$33,496

(1)	Gross amounts available for offset but not netted in the Consolidated Statement of Assets and Liabilities.
(2)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets. For the period ended February 28, 2018, contractual and effective net management fees with GSAM were at the following rates:

Contractual Management Rate
First $2 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Fee Rate	Effective Net Management Fee Rate^
0.75%	0.68%	0.64%	0.63%	0.75%	0.60%

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.

The Fund invests in Institutional Shares of the Goldman Sachs Emerging Markets Debt Fund, Goldman Sach Financial Square Government Fund and the Goldman Sachs MLP Energy Infrastructure Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment advisor to any of the affiliated Underlying Funds in which the Fund invests. For the period ended February 28, 2018, GSAM waived $177,216 of the Fund’s management fee.

GSAM also provides management services to the Subsidiary pursuant to a Subsidiary Management Agreement (the “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of the Subsidiary’s average daily net assets. In consideration of the Subsidiary’s management fee, and for as long as the Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of the Fund’s management fee in an amount equal to the management fee accrued and paid to GSAM by the Subsidiary under the Subsidiary Agreement. For the period ended February 28, 2018, GSAM waived $28,969 of the Subsidiary’s management fee. This waiver represents an inter-fund transaction and, accordingly, has been eliminated in consolidation.

22

GOLDMAN SACHS TACTICAL EXPOSURE FUND

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.03% of the average daily net assets of Class R6 Shares; and 0.04% of the average daily net assets of Institutional Shares.

C.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the Fund is 0.044%. This Other Expense limitation will remain in place through at least September 6, 2018, and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitation described above.

For the period ended February 28, 2018, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions
$177,216	$267,256	$444,472

D.  Other Transactions with Affiliates — For the period ended February 28, 2018 , Goldman Sachs did not earn any brokerage commissions from portfolio transactions, on behalf of the Fund.

The table below shows the transactions in and earnings from investments in the Underlying Funds for the period ended February 28, 2018:

Underlying Funds	Beginning Value as of September 6, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales of Affiliated Investment Companies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of February 28, 2018	Shares as of February 28, 2018	Dividend Income from Affiliated Investment Companies
Goldman Sachs Emerging Markets Debt Fund — Institutional Shares	$—	$39,370,439	$—	$—	$(1,178,924)	$38,191,515	3,016,707	$551,342
Goldman Sachs Financial Square Government Fund — Institutional Shares	—	208,786,119	(84,238,535)	—	—	124,547,584	124,547,584	538,390
Goldman Sachs MLP Energy Infrastructure Fund — Institutional Shares	—	7,103,996	—	—	(451,065)	6,652,931	969,815	103,997
	$—	$255,260,554	$(84,238,535)	$—	$(1,629,989)	$169,392,030		$1,193,729

23

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Consolidated Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of February 28, 2018, the following Goldman Sachs Fund of Funds Portfolios were the beneficial owners of 5% or more of total outstanding shares of the Fund:

Goldman Sachs Balanced Strategy Portfolio	Goldman Sachs Growth Strategy Portfolio	Goldman Sachs Growth & Income Strategy Portfolio
22%	38%	40%

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the period ended February 28, 2018, were $154,443,003 and $43,617,607, respectively.

7. TAX INFORMATION

As of February 28, 2018, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$235,147,035
Gross unrealized gain	663,091
Gross unrealized loss	(2,841,939)
Net unrealized security gain (loss)	$(2,178,848)

GSAM has reviewed the Fund’s tax positions for all open tax years (the current year) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets being hedged, if any.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies)

24

GOLDMAN SACHS TACTICAL EXPOSURE FUND

8. OTHER RISKS (continued)

to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, it will subject the Fund, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Sector Risk — To the extent the Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Tax Risk — The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Fund has not received a PLR, and is not able to rely on

25

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Consolidated Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

8. OTHER RISKS (continued)

PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. The IRS also recently issued proposed regulations that, if finalized, would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. The Fund has obtained an opinion of counsel that the Fund’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for Fund shareholders.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Consolidated Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

26

GOLDMAN SACHS TACTICAL EXPOSURE FUND

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Period Ended February 28, 2018 (Unaudited)
	Shares	Dollars

Institutional Shares(a)
Shares sold	25,814,085	$258,050,036
Reinvestment of distributions	161,187	1,600,152
Shares redeemed	(25,945,583)	(256,490,865)
	29,689	3,159,323
Class R6 Shares(a)
Shares sold	25,807,001	255,100,855
Reinvestment of distributions	7	69
	25,807,008	255,100,924
NET INCREASE	25,836,697	$258,260,247

(a)	Commenced operations on September 6, 2017.

27

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Fund Expenses — Period Ended February 28, 2018 (Unaudited)

As a shareholder of Institutional and Class R6 Shares of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing Institutional or Class R6 Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 6, 2017 through February 28, 2018, which represents a period of 176 days in a 365-day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class	Beginning Account Value 9/6/17	Ending Account Value 2/28/18		Expenses Paid for the Period Ended 2/28/18*
Institutional
Actual	$1,000.00	$1,001.90		$3.26
Hypothetical 5% return	1,000.00	1,020.71	+	3.29
Class R6
Actual	1,000.00	1,000.90		3.17
Hypothethical 5% return	1,000.00	1,020.81	+	3.20

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the period ended February 28, 2018. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent period; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Institutional	Class R6
0.68%	0.66%

28

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Tactical Exposure Fund (the “Fund”) is a newly-organized investment portfolio of Goldman Sachs Trust (the “Trust”) that commenced investment operations on August 24, 2017. At a meeting held on August 16-17, 2017 (the “Meeting”) in connection with the Fund’s organization, the Trustees, including all of the Trustees present who are not parties to the Fund’s investment management agreement (the “Management Agreement”) or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) approved the Management Agreement with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”).

At the Meeting, the Trustees reviewed the Management Agreement, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by the Fund; a comparison of the Fund’s proposed management fees and anticipated expenses with those paid by other similar mutual funds; the Investment Adviser’s proposal to limit certain expenses of the Fund that exceed a specified level; and potential benefits to be derived by the Investment Adviser and its affiliates from their relationships with the Fund. Various information was also provided at a prior meeting at which the Fund was discussed.

In connection with the Meeting, the Trustees received written materials and oral presentations on the topics covered. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law. In evaluating the Management Agreement at the Meeting, the Trustees relied upon information included in a presentation made by the Investment Adviser at the Meeting and information received at prior Board meetings, as well as on their knowledge of the Investment Adviser resulting from their meetings and other interactions over time.

Nature, Extent, and Quality of the Services to Be Provided under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that would be provided to the Fund by the Investment Adviser and its affiliates. The Trustees also considered information about the Fund’s structure, investment objective, strategies, and other characteristics. The Trustees considered the experience and capabilities of the investment team and noted that the Fund’s portfolio manager was currently managing other series of the Trust. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and other resources to the Fund. In this regard, the Trustees noted that, although the Fund was new (and therefore had no performance data to evaluate), the Investment Adviser had experience managing other funds and accounts that employ similar asset allocation investment strategies. The Trustees concluded that the Investment Adviser’s management of the Fund likely would benefit the Fund and its shareholders.

Costs of Services to Be Provided and Profitability

The Trustees considered the contractual terms of the Management Agreement and the fee rates to be payable by the Fund thereunder. In this regard, the Trustees considered information on the services to be rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund.

In particular, the Trustees reviewed information on the proposed management fees and the Fund’s projected total operating expense ratios (both gross and net of expense limitations), and those were compared to similar information for comparable mutual funds advised by other, unaffiliated investment management firms, as well as the peer group and category medians. The comparisons of the Fund’s fee rates and total operating expense ratios were prepared by a third-party provider of mutual fund data. The Trustees believed that this information was useful in evaluating the reasonableness of the management fees and total expenses expected to be paid by the Fund.

The Trustees considered the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level. In addition, the Trustees recognized that there was not yet profitability data to evaluate for the Fund, but considered the Investment Adviser’s representations that (i) such data would be provided after the Fund commenced operations, and (ii) the Fund was not expected to be profitable to the Investment Adviser and its affiliates initially.

The Trustees noted the competitive nature of the fund marketplace, and that many of the Fund’s shareholders would be investing in the Fund in part because of the Fund’s relationship with the Investment Adviser. They also noted that shareholders would be able to redeem their Fund shares if they believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

29

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Economies of Scale

The Trustees considered the proposed breakpoints in the fee rate payable under the Management Agreement at the following annual percentage rates of the average daily net assets of the Fund:

Average Daily Net Assets	Management Fee Annual Rate
First $2 billion	0.75%
Next $3 billion	0.68%
Next $3 billion	0.64%
Over $8 billion	0.63%

The Trustees noted that the breakpoints were meant to share potential economies of scale, if any, with the Fund and its shareholders as assets under management reach those asset levels. The Trustees considered the Fund’s projected asset levels and information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group, as well as the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level. Upon reviewing these matters, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationship with the Fund, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Fund; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Fund; (d) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by Goldman Sachs Agency Lending, an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the fund in which the Fund’s cash collateral is invested); (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (j) the possibility that the working relationship between the Investment Adviser and the Fund’s third-party service providers may cause those service providers to be open to doing business with other areas of Goldman Sachs.

Conclusion

In connection with their consideration of the Management Agreement for the Fund at the Meeting, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fee that would be payable by the Fund was reasonable in light of the services to be provided to it by the Investment Adviser, the Investment Adviser’s anticipated costs and the Fund’s reasonably anticipated asset levels. The Trustees unanimously concluded that the Investment Adviser’s management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved with respect to the Fund.

30

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.29 trillion in assets under supervision as of December 31, 2017, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund
∎	Total Emerging Markets Income Fund[4]

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund[5]
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund[6]
∎	Concentrated Growth Fund[7]
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund[8]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund[9]
∎	International Equity ESG Fund[10]
∎	Asia Equity Fund
∎	Emerging Markets Equity Fund
∎	N-11 Equity Fund

Select Satellite

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund[11]
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Absolute Return Multi-Asset Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Equity Growth Strategy Portfolio
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date 2020 Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
∎	Tactical Exposure Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on December 26, 2017, the Goldman Sachs Dynamic Emerging Markets Debt Fund was renamed the Goldman Sachs Total Emerging Markets Income Fund.
[5]	Effective on June 20, 2017, the Goldman Sachs Growth and Income Fund was renamed the Goldman Sachs Equity Income Fund.
[6]	Effective after the close of business on August 31, 2017, the Goldman Sachs Flexible Cap Growth Fund was renamed the Goldman Sachs Flexible Cap Fund.
[7]	Effective on July 28, 2017, the Goldman Sachs Focused Growth Fund was reorganized with and into the Goldman Sachs Concentrated Growth Fund.
[8]	Effective after the close of business on October 31, 2017, the Goldman Sachs Dynamic U.S. Equity Fund was renamed the Goldman Sachs Blue Chip Fund.
[9]	Effective after the close of business on February 27, 2018, the Goldman Sachs Strategic International Equity Fund was renamed the Goldman Sachs International Equity Income Fund.
[10]	Effective after the close of business on February 27, 2018, the Goldman Sachs Focused International Equity Fund was renamed the Goldman Sachs International Equity ESG Fund.
[11]	Effective after the close of business on October 30, 2017, the Goldman Sachs Dynamic Allocation Fund was renamed the Goldman Sachs Alternative Premia Fund.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Kathryn A. Cassidy Diana M. Daniels Herbert J. Markley James A. McNamara Roy W. Templin Gregory G. Weaver

OFFICERS

James A. McNamara, President

Scott M. McHugh, Treasurer, Senior Vice President and Principal Financial Officer

Joseph F. DiMaria, Assistant Treasurer

and Principal Accounting Officer

Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (I) without charge, upon request by calling 1-800-526-7384; and (II) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

Goldman Sachs does not provide legal, tax or accounting advice, unless explicitly agreed between you and Goldman Sachs (generally through certain services offered only to clients of Private Wealth Management). Any statement contained in this presentation concerning U.S. tax matters is not intended or written to be used and cannot be used for the purpose of avoiding penalties imposed on the relevant taxpayer. Notwithstanding anything in this document to the contrary, and except as required to enable compliance with applicable securities law, you may disclose to any person the US federal and state income tax treatment and tax structure of the transaction and all materials of any kind (including tax opinions and other tax analyses) that are provided to you relating to such tax treatment and tax structure, without Goldman Sachs imposing any limitation of any kind. Investors should be aware that a determination of the tax consequences to them should take into account their specific circumstances and that the tax law is subject to change in the future or retroactively and investors are strongly urged to consult with their own tax advisor regarding any potential strategy, investment or transaction.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Forms N-Q. The Fund’s Forms N-Q will be available on the SEC’s web site at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Form N-Qs may be obtained upon request and without charge by calling 1-800-621-2550 (for Institutional Shareholders).

Fund holdings and allocations shown are as of February 28, 2018 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect a series of assumptions and judgments as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

THIS MATERIAL IS FOR INFORMATIONAL PURPOSES ONLY AND IS PROVIDED SOLELY ON THE BASIS THAT IT WILL NOT CONSTITUTE INVESTMENT OR OTHER ADVICE OR A RECOMMENDATION RELATING TO ANY PERSON’S OR PLAN’S INVESTMENT OR OTHER DECISIONS, AND GOLDMAN SACHS IS NOT A FIDUCIARY OR ADVISOR WITH RESPECT TO ANY PERSON OR PLAN BY REASON OF PROVIDING THE MATERIAL OR CONTENT HEREIN INCLUDING UNDER THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974 OR DEPARTMENT OF LABOR REGULATIONS. PLAN SPONSORS AND OTHER FIDUCIARIES SHOULD CONSIDER THEIR OWN CIRCUMSTANCES IN ASSESSING ANY POTENTIAL COURSE OF ACTION.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

© 2018 Goldman Sachs. All rights reserved. 127261-TMPL-04/2018-744871 TACTEXPSAR-18/118

Goldman Sachs Funds

Semi-Annual Report	February 28, 2018

Tactical Tilt Overlay Fund

Goldman Sachs Tactical Tilt Overlay Fund

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

PORTFOLIO RESULTS

Goldman Sachs Tactical Tilt Overlay Fund

Investment Objective and Principal Strategy

The Portfolio seeks long-term total return.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Global Portfolio Solutions Team discusses the Goldman Sachs Tactical Tilt Overlay Fund’s (the “Portfolio”) performance and positioning for the six-month period ended February 28, 2018 (the “Reporting Period”).

Q	How did the Portfolio perform during the Reporting Period?

A	During the Reporting Period, the Portfolio’s Institutional Shares generated a cumulative total return, without sales charges, of 1.25%. This return compares to the 0.60% cumulative total return of the Portfolio’s benchmark, the ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index (the “Index”), during the same time period.

During the period since their inception on December 29, 2017 through February 28, 2018, the Portfolio’s Class R6 Shares generated a cumulative total return, without sales charges, of -0.61% compared to the 0.22% cumulative total return of the Index.

References to the Portfolio’s benchmark and to other indices mentioned herein are for informational purposes only, and unless otherwise noted, are not indications of how the Portfolio is managed. The use of the Index as the Portfolio’s benchmark does not imply the Portfolio is being managed like cash and does not imply low risk or low volatility.

Q	What economic and market factors most influenced the Portfolio during the Reporting Period?

A	When the Reporting Period began in September 2017, investor sentiment was buoyant, with developed markets equities posting positive returns amid global economic growth. Within developed markets, European stocks recorded gains due to improving macroeconomic conditions, a moderately weaker euro and rising bond yields. Japanese equities rallied on the prospect of a national election, as market participants expected the Prime Minister to retain his leadership and reinforce Abenomics. (Abenomics refers to the multi-pronged economic program of Japanese Prime Minister Shinzo Abe. It seeks to remedy two decades of economic stagnation by increasing Japan’s money supply, boosting government spending and enacting reforms to make the economy more competitive.) As for emerging markets equities, they started September 2017 strongly but sold off into month end in response to renewed geopolitical tensions and hawkish comments from the U.S. Federal Reserve (the “Fed”). (Hawkish comments suggest higher interest rates; opposite of dovish.) U.S. inflation data beat market expectations, which, alongside optimism about potential tax reform, pushed U.S. bond yields higher. Within commodities, crude oil prices rallied more than 8%, driven by the tighter compliance of the Organization of the Petroleum Exporting Countries (“OPEC”) with pledged production cuts as well as suggestions that those cuts would be extended until the end of 2018.

Global equities continued to rally in October 2017, as macroeconomic data remained strong, especially in the developed markets. Japanese equities advanced, as the Japanese yen weakened and the Prime Minister won a super-majority in the country’s elections. U.S. stocks gained, slightly outperforming European stocks. Emerging markets equities delivered positive returns and outpaced global equities broadly. In fixed income, 10-year U.S. Treasury yields rose on optimism about potential U.S. tax reform and anticipation about a new Fed chair. Higher yields, along with slightly dovish commentary from the European Central Bank (“ECB”) and Bank of Canada, helped drive appreciation in the U.S. dollar. (Dovish commentary suggests lower interest rates; opposite of hawkish.) Commodity prices surged, fueled by better global economic growth data and positive investor risk sentiment.

In the first half of November 2017, global equities broadly retreated on market expectations for sluggish corporate earnings as well as on soft data emanating from China and uncertainty about the passage of U.S. tax reform. U.S. equities rallied into month-end, as hopes of an earlier than consensus expected tax bill were renewed, while European equities lagged in the face of a stronger euro. The U.S. President

1

PORTFOLIO RESULTS

nominated Jerome Powell to be the new Fed chair when Janet Yellen’s term expired in February 2018. Investors generally expected Powell to continue the gradual normalization of Fed monetary policy. Emerging markets equities outperformed developed markets for the first three weeks of November before selling off amid weakness in technology stocks. The U.S. Treasury yield curve (or spectrum of maturities) reached its flattest in a decade, as the U.S. Department of the Treasury boosted supply of short-maturity paper and the market anticipated a Fed interest rate hike in December 2017. (In a flattening yield curve, the differential in yields between longer-term and shorter-term maturities narrows.) Crude oil prices rose during November, as OPEC announced an extension of its production cuts into the end of 2018.

Global equities rallied in December 2017 amid continued strength in global economic data and the much-anticipated U.S. tax reform bill being signed by the President. European equities retreated, as separatists won a majority in regional elections in Catalonia, Spain and the upcoming Italian election weighed on investor sentiment. China’s economic growth remained stable, helping emerging markets equities move higher. At their December policy meeting, Fed officials raised short-term interest rates and upgraded their economic growth forecasts for 2018 through 2020, after accounting for the potential impact of a U.S. corporate tax cut. Ten-year U.S. Treasury yields dropped slightly, as the corporate tax cut offset lackluster U.S. inflation. Commodities experienced a broad-based rally, with oil, copper and gold all ending the month in positive territory.

In January 2018, global equities were supported by improving macroeconomic data along with positive corporate earnings reports. Within developed markets, U.S. equities advanced, while Japanese and U.K. equities sold off as the strength of the Japanese yen and British pound weighed on their exporting companies. Emerging markets equities outperformed developed markets equities, bolstered by global economic growth, what many considered to be attractive valuations and higher commodity prices. Within fixed income, 10-year U.S. Treasury and German government bond yields rose on positive economic data, stabilization in U.S. inflation and the hawkish tone of minutes from the ECB’s December 2017 policy meeting. The U.S. dollar, which had depreciated during 2017 as a whole, continued to weaken versus other major currencies in January 2018 amid contained geopolitical concerns and trade conflicts, improved global economic growth and expectations for tighter monetary policy by the central banks of major developed markets.

During February 2018, U.S. equities declined as volatility surged. The CBOE Volatility Index® (“VIX®”), a measure of volatility in the U.S. equity market, rose to touch 50 points intra-day on February 6, 2018. Volatility subsequently subsided, and the VIX® ended the month just below 20. Still, U.S. stocks were pressured by strong wage growth data, which led to a shift in market expectations for Fed interest rate hikes. Global economic growth remained healthy, according to manufacturing data, though some moderation was seen in Europe and China. Global equities broadly retreated, with emerging markets equities underperforming developed markets equities. Rising U.S. Treasury yields and falling commodity prices dampened the performance of emerging markets stocks. The increase in U.S. Treasury yields was the result of better than consensus expected inflation and wage growth data. Also in February, the U.S. dollar gained against most major currencies except the Japanese yen. Commodities, including crude oil, experienced a broad-based selloff, pressured by U.S. dollar strength and the decline of the U.S. equity market.

Q	What key factors were responsible for the Portfolio’s performance during the Reporting Period?

A	The Portfolio seeks to achieve its investment objective through the implementation of investment ideas that are generally derived from short-term or medium-term market views on a variety of asset classes and instruments.

Within equities, the Portfolio benefited from its systematic downside mitigation tactical tilt during the last two months of the Reporting Period. The systematic downside mitigation tactical tilt was designed to limit the Portfolio’s exposure to potential market declines through the shorting of U.S. large-cap stocks that we believed might underperform the broader U.S. stock market, while at the same time taking a long position in the broader U.S. stock market. Conversely, the Portfolio was hurt by its long position in Spanish equities, which retreated near the end of 2017 after separatists won a majority in Catalonian regional elections. Spanish stocks were also pushed down by prolonged uncertainty surrounding Catalonia, leading to lower economic growth forecasts for Spain as a whole.

In addition, the Portfolio’s long positions in the Alerian MLP Index detracted at the beginning of the Reporting Period because of earlier distribution cuts by energy master limited partnerships (“MLPs”) and because natural gas prices did not rally as crude oil prices did. Energy MLPs transport both crude oil and natural gas. In February 2018, these long

2

PORTFOLIO RESULTS

positions had a significantly negative impact on the Portfolio’s performance in line with the broader downturn in commodities markets during the month.

Within fixed income, the Portfolio’s position in energy-related high yield corporate bonds added to returns. These holdings benefited from the rally in crude oil prices in September 2017 that was driven by OPEC’s tighter compliance with its production cuts and market expectations that those cuts would be extended until the end of 2018.

Regarding its currency exposures, the Portfolio was helped by a long position in the British pound versus a short position in the U.S. dollar. Early in the Reporting Period, the British pound appreciated strongly, as the Bank of England (“BoE”) signaled a potential interest rate increase. Later in the Reporting Period, the British pound gained against the U.S. dollar, benefiting from perceived hawkish comments by a BoE policymaker. The U.S. dollar remained sensitive to downside event risks and the threat of a U.S. government shutdown in January 2018.

Conversely, the Portfolio was hampered by a long position in the U.S. dollar versus a short position in the Japanese yen. The U.S. dollar hit a two-month low against the Japanese yen during November 2017, as minutes from the Fed’s October policy meeting highlighted policymakers’ concerns about the U.S. inflation outlook. The U.S. dollar continued to depreciate in early 2018, with the U.S. Dollar Index finishing January down more than 3%.

Q	How was the Portfolio positioned at the beginning of the Reporting Period?

A	At the beginning of the Reporting Period, the Portfolio had approximately 13.11% of its total net assets invested in long equity-related investments; approximately 22.90% of its total net assets invested in long fixed income-related investments; approximately 25.48% of its total net assets invested in long currency-related investments; and approximately 3.42% of its total net assets invested in long commodity-related investments. It had short positions of approximately -0.13% of its total net assets in equity-related investments and approximately -6.45% of its total net assets in fixed income-related investments.

The above sector breakout is inclusive of derivative exposure across all asset classes, but it does not necessarily include the cash held to support those positions. Derivatives positions are mostly supported by cash held in the Portfolio specifically to cover its exposure and any potential margin calls or future losses experienced. Given the line-up of positions held, most of them were derivatives-based, so the Portfolio’s cash allocation at the beginning of the Reporting Period was high.

Q	How did you tactically manage the Portfolio’s allocations during the Reporting Period?

A	During the Reporting Period, in response to shifting macroeconomic and market dynamics, we made a number of changes to the Portfolio’s exposures.

In terms of equity-related exposures, we increased the Portfolio’s long position in Spanish equities (implemented through IBEX 35 Index futures) over the course of the Reporting Period. Despite market concerns, economic growth remained healthy in Spain and in the Eurozone, where leading indicators suggested growth momentum would continue for the foreseeable future, in our view. During October 2017, the IBEX 35 Index was trading more than 6% below its 2017 year-to-date peak price level and valuations were below their historical median level, despite what we considered the country’s supportive economic and monetary policy backdrop. In November 2017, we added a long position in Japanese equities, implemented through Japanese equity call options. (A call option is an option that gives the holder the right to buy a certain quantity of an underlying security at an agreed-upon price at any time up to an agreed-upon date.) Japanese equity prices had not risen in line with profit margins and corporate earnings, which had reached multi-decade highs.

In addition, we implemented a systematic downside mitigation tactical tilt, which we increased during the Reporting Period because of what we viewed as elevated equity valuations and low volatility. During the first few months of the Reporting Period, we allowed the Portfolio’s hedging positions on U.S. equities, which had been implemented using put options on the S&P 500® Index, to mature. (A put option is an option contract giving the owner the right, but not the obligation, to sell a specified amount of an underlying asset at a specified price within a specified time.) Although the position expired “out of the money,” it served its intended purpose, which was to allow the Portfolio to remain invested in tactical tilts we found attractive, while also acknowledging several sources of potential downside event risk. (“Out of the money” is a term used to describe a call option with a strike price that is higher than the market price of the underlying asset, or a put option with a strike price that is lower than the market price of the underlying asset.)

Also, during the Reporting Period, we decreased the Portfolio’s short position in S&P 500® Energy Index put options, which had been implemented to provide the Portfolio with premium income and/or to allow it to gain

3

PORTFOLIO RESULTS

exposure to the U.S. energy sector at what we considered attractive valuations. We eliminated the position after the energy sector rallied, as we believed there was limited remaining upside potential. Near the end of the Reporting Period, we added a long position in South African equities through FTSE/JSE Top 40 Index futures versus a short position in emerging markets equities through MSCI Emerging Markets Index futures. Retail sales and loan growth have been stronger in South Africa than in a number of other emerging countries, and we thought the long rally in the MSCI Emerging Markets Index increased the odds of an eventual decline. Additionally, we replaced the Portfolio’s long position in EURO STOXX 50® 2018 dividend futures with long positions in select country-specific equity index futures within the EAFE (Europe, Asia, Far East) region during the Reporting Period. We believed that transitioning the Portfolio’s exposure offered an attractive risk-reward tradeoff, as the Portfolio had already realized most of the gains we expected from the long position in EURO STOXX 50® 2018 dividend futures and the MSCI EAFE Index had recently experienced a selloff.

In fixed income, near the beginning of the Reporting Period, we established a position that was short the three-year U.S. swap rate one-year forward. We believed the interest rate on a three-year U.S. interest rate swap would be higher in one year than the market was anticipating. We removed this position toward the end of the Reporting Period, as we believed the market had limited ability to price in additional Fed interest rate hikes. Also during the Reporting Period, we reduced the Portfolio’s allocation to U.S. high yield loans and added a duration-neutral high yield corporate bond tactical tilt. This positioning sought to benefit from the spread (i.e., the difference in yields between securities of comparable maturity) offered as compensation for the risk of potential default, which we thought was more attractive for high yield corporate bonds than for high yield loans. In addition, we closed the Portfolio’s short position in five-year German government bonds, as we believed German government bond spreads no longer offered an attractive risk/reward opportunity due to market expectations about the ECB’s monetary policy stance. Furthermore, we reduced the Portfolio’s long position in energy-related high yield corporate bonds, as we believed valuations offered an attractive exit point and crude oil prices were at the high end of our forecast. Additionally, we established a position that was short the three-year British pound swap rate one-year forward. In our view, there was scope for U.K. interest rates to catch up to global interest rates, as evidenced by an increase in two-year U.S. Treasury yields during the Reporting Period.

Regarding currency-related exposures, we added a short position in the euro versus a long position in the Swedish krona and increased it during the Reporting Period. In our view, Sweden’s economic recovery was more advanced than that of the Eurozone overall. We also considered the Swedish krona undervalued versus the euro. For similar reasons, we established a short position in the U.S. dollar versus the Swedish krona. In addition, during September 2017 and again in January 2018, we decreased the Portfolio’s long position in the British pound versus its short position in the U.S. dollar as existing market levels provided an attractive point at which to reduce the position. Between the time we had initiated the position in January 2017 and January 2018, the British pound had appreciated approximately 13% against the U.S. dollar. Finally, toward the end of the Reporting Period, we reduced the Portfolio’s long position in the U.S. dollar versus its short position in the Japanese yen. Between January 1, 2018 and the end of the Reporting Period, the U.S. dollar depreciated almost 6% versus the Japanese yen, which we believed raised the risk that the Japanese yen would bounce back in the near future. Longer term, however, we expected the Bank of Japan (“BoJ”) to maintain an accommodative monetary policy, while we anticipated higher interest rates in the U.S. Given these competing short-term and long-term views, we decided to reduce the position.

Separately, we increased the Portfolio’s allocation to energy MLPs during the Reporting Period. In our opinion, their valuations were attractive due to earlier underperformance by the Alerian MLP Index. Also, we considered the distribution yields of energy MLPs more attractive than the yields offered by other types of securities. Additionally, in September 2017, we eliminated the Portfolio’s position in natural gas futures, as we believed the risk-reward opportunity diminished. Mild weather had been an impediment to natural gas prices moving higher, and we exited the position at a loss.

Q	How did the Portfolio use derivatives and similar instruments during the Reporting Period?

A	The Portfolio used derivatives and similar instruments as part of its investment strategy to express views implemented in the Portfolio. Positions were supported predominantly by cash held in the Portfolio specifically to cover its exposure to derivative instruments and any potential margin calls or future losses experienced.

During the Reporting Period, the Portfolio employed equity, bond and commodity futures, equity and interest rate swaps, currency forwards and options to express active investment views with greater versatility across regional equity markets,

4

PORTFOLIO RESULTS

global market sectors, commodities markets and currency markets. The Portfolio’s use of equity futures, especially those used to gain exposure to select European equity markets, such as Spain, had a negative impact on performance. Bond futures, which the Portfolio employed for its short position in five-year German government bonds, and for a long position in investment grade fixed income, detracted from returns. Commodities futures, employed to express our views on natural gas prices, had a slightly negative impact on results. The Portfolio employed an equity swap on a custom basket of stocks to implement short positions in U.S. large-cap stocks within the systematic downside mitigation tactical tilt, which contributed positively to performance. The Portfolio’s use of interest rate swaps to express our views on the U.S. dollar and on U.K. interest rates had a positive impact on returns. The use of currency forwards to implement a long position in the British pound versus a short position in the U.S. dollar added to performance, while the use of currency forwards to implement a long position in the U.S. dollar versus a short position in the Japanese yen detracted from results. To afford greater risk management precision, options on equity indices were also employed to tactically adjust the amount of equity risk and downside risk in the Portfolio. The Portfolio’s use of equity options, led by put options on the S&P 500® Energy Index, added to performance.

Q	How was the Portfolio positioned at the end of the Reporting Period?

A	At the end of the Reporting Period, the Portfolio had approximately 27.64% of its total net assets invested in long equity-related investments; approximately 32.73% of its total net assets invested in long fixed income-related investments; approximately 18.81% of its total net assets invested in long currency-related investments; and 0% of its total net assets invested in long commodity-related investments. It had short positions of approximately 11.04% of its total net assets in equity-related investments and no short positions in fixed income-related investments at the end of the Reporting Period.

The above sector breakout is inclusive of derivative exposure across all asset classes, but it does not necessarily include the cash held to support those positions. Derivatives positions are mostly supported by cash held in the Portfolio specifically to cover its exposure and any potential margin calls or future losses experienced. Given the line-up of positions held, most of them were derivatives-based, so the cash allocation at the end of the Reporting Period was high.

Q	What is the Portfolio’s tactical asset allocation view and strategy for the months ahead?

A	At the end of the Reporting Period, we expected global economic activity to accelerate in 2018, with modestly higher growth rates in the U.S., Eurozone and many emerging markets but with slightly slower growth rates in the U.K., Japan and China. In the U.S., tax legislation signed into law during December 2017 seemed likely to modestly boost 2018 economic growth, in our view. In Europe, we believe Germany’s fourth budget surplus in as many years is a potential source of fiscal stimulus and higher economic growth.

As for central bank monetary policy, we expect it to remain relatively accommodative in the U.S., given the steady pace at which the Fed has been raising short-term interest rates from their still low levels compared with long-term historical measures. We think the ECB may allow quantitative easing to end later in 2018, and we believe the BoJ is likely to stay on hold. In our opinion, favorable monetary and fiscal policies and the absence of fiscal imbalances substantially reduce the probability of recession in key developed and emerging markets countries in the near term.

Despite this positive backdrop, we see no shortage of global risks, including rising political polarization in the U.S., growing populism globally, heightening geopolitical tensions, spreading terrorism and increasing cyberattacks. China remains a big source of uncertainty in the long term because of its growing debt burden, but capital controls, a stronger government role in the economy and faster global economic growth have lowered near-term risks, we believe. We also believe there is the potential of a notable deterioration in the U.S.-China relationship under the current U.S. Administration, driven by changing trade and foreign policy. The collective impact of these various risks is not large enough to undermine our core view that the U.S. is experiencing a longer than normal economic recovery and that this recovery is more likely than not to continue through 2018.

Looking ahead, we think the global environment is supportive of positive equity market returns, which we expect to exceed those of cash and bonds. Thus, we plan to focus the Portfolio on opportunities in equities, including tactical tilts to certain U.S. equity sectors as well as to European and Japanese stocks. We also favor U.S. high yield corporate bonds. In addition, we continue to hold positions related to individual currency views. Overall, we have modest return expectations for the rest of 2018.

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PORTFOLIO RESULTS

Index Definitions

ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index is based on the assumed purchase of a synthetic instrument having three months to maturity and with a coupon equal to the closing quote for three-month LIBOR. That issue is sold the following day (priced at a yield equal to the current day closing three-month LIBOR rate) and is rolled into a new three-month instrument. The index, therefore, will always have a constant maturity equal to exactly three months.

CBOE Volatility Index® (“VIX®”) is a key measure of market expectations of near-term volatility conveyed by S&P 500® stock index option prices. Since its introduction in 1993, VIX® has been considered by many to be the world’s premier barometer of investor sentiment and market volatility.

S&P 500® Index is a U.S. stock market index based on the market capitalizations of 500 large companies having common stock listed on the New York Stock Exchange or NASDAQ. The S&P 500® Index components and their weightings are determined by S&P Dow Jones Indices.

S&P 500® Energy Index comprises those companies included in the S&P 500 that are classified as members of the GICS® energy sector.

IBEX 35 Index is the benchmark stock market index of the Bolsa de Madrid, Spain’s principal stock exchange.

EURO STOXX 50® provides a blue-chip representation of super-sector leaders in the Eurozone. The index covers 50 stocks from 12 Eurozone countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

MSCI EAFE Index is an equity index that captures large-cap and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index covers approximately 85% of the free float-adjusted market capitalization in each country. Developed markets countries in the index include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the U.K.

MSCI Emerging Markets Index captures large-cap and mid-cap representation across 24 emerging markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country. Emerging markets countries in the index include Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates.

U.S. Dollar Index measures the value of the U.S. dollar relative to a basket of foreign currencies, often referred to as a basket of U.S. trade partners’ currencies.

Alerian MLP Index is a float-adjusted, capitalization-weighted index, whose constituents represent approximately 85% of total float-adjusted market capitalization. It is disseminated real-time on a price-return basis (AMZ) and on a total-return basis (AMZX).

FTSE/JSE Top 40 Index is a capitalization weighted index of the 40 largest companies by market capitalization included in the FTSE/JSE All Shares Index. The FTSE/JSE All-Share Index represents 99% of the full market capital value (i.e., before the application of any investability weightings) of all ordinary securities listed on the main board of the Johannesburg Stock Exchange, subject to minimum free-float and liquidity criteria.

It is not possible to invest directly in an unmanaged index.

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PORTFOLIO BASICS

Tactical Tilt Overlay Fund

as of February 28, 2018

PERFORMANCE REVIEW
September 1, 2017–February 28, 2018	Portfolio Total Return (based on NAV)[1]	ICE® BofAM® U.S. Dollar Three- Month LIBOR Constant Maturity Index[2]
Institutional Shares	1.25%	0.60%

December 29, 2017–February 28, 2018
Class R6 Shares	-0.61%	0.22%

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The ICE® BofAM® U.S. Dollar Three-Month LIBOR Constant Maturity Index (the “Index”) tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. The Index figure does not reflect any deductions for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 12/31/17	One Year	Since Inception	Inception Date
Institutional Shares	0.84%	1.96%	7/31/14
Class R6 Shares	N/A	0.0	12/29/17

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

7

PORTFOLIO BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Institutional Shares	0.83%	0.97%
Class R6 Shares	0.82	0.96

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Consolidated Financial Highlights in this report. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

PORTFOLIO COMPOSITION

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent certificates of deposits and commercial papers. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph does not depict the investment in the securities lending reinvestment vehicle. The Investment in the securities lending reinvestment vehicle represented 1.8% and 3.0% of the Portfolio’s net assets as of February 28, 2018 and August 31, 2017. The graph depicts the Portfolio’s investments but may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Consolidated Schedule of Investments.

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GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments

February 28, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 3.8%
Energy – Exploration & Production(a)(b)(c) – 0.0%
Berry Petroleum Co. LLC
$1,200,000	6.750%		11/01/20	$—
18,124,000	6.375		09/15/22	—

				—

Gas(c) – 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
3,650,000	5.875		08/20/26	3,659,124

Oil Field Services – 2.7%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.(c)
2,800,000	7.875		12/15/24	2,982,000
Antero Resources Corp.(c)
3,250,000	5.375		11/01/21	3,323,125
550,000	5.125		12/01/22	556,875
California Resources Corp.(c)
2,700,000	8.000	(d)	12/15/22	2,146,500
263,000	6.000		11/15/24	163,060
Carrizo Oil & Gas, Inc.(c)
3,238,000	7.500		09/15/20	3,286,570
Chesapeake Energy Corp.
1,200,000	5.375	(c)	06/15/21	1,161,000
4,150,000	5.750		03/15/23	3,766,125
1,125,000	8.000	(c)(d)	01/15/25	1,102,500
1,100,000	8.000	(c)(d)	06/15/27	1,056,000
Continental Resources, Inc.(c)
6,150,000	3.800		06/01/24	5,965,500
CrownRock LP/CrownRock Finance, Inc.(c)(d)
4,200,000	5.625		10/15/25	4,126,500
CVR Refining LLC/Coffeyville Finance, Inc.(c)
2,536,000	6.500		11/01/22	2,599,400
Denbury Resources, Inc.(c)
2,050,000	9.000	(d)	05/15/21	2,101,250
1,650,000	5.500		05/01/22	1,287,000
Endeavor Energy Resources LP/EER Finance, Inc.(c)(d)
1,050,000	5.750		01/30/28	1,050,000
Ensco PLC
650,000	4.500	(c)	10/01/24	529,750
200,000	5.200	(c)	03/15/25	166,000
4,500,000	7.750		02/01/26	4,230,000
EP Energy LLC/Everest Acquisition Finance, Inc.(c)(d)
3,800,000	9.375		05/01/24	2,802,500
Exterran Energy Solutions LP/EES Finance Corp.(c)(d)
1,850,000	8.125		05/01/25	1,988,750
Gulfport Energy Corp.(c)
3,100,000	6.000		10/15/24	3,045,750
1,000,000	6.375	(d)	01/15/26	985,000
Halcon Resources Corp.(c)
220,000	6.750	(d)	02/15/25	220,000
1,708,000	6.750		02/15/25	1,716,540
Indigo Natural Resources LLC(c)(d)
1,100,000	6.875		02/15/26	1,075,250
Jones Energy Holdings LLC/Jones Energy Finance Corp.(c)
800,000	6.750		04/01/22	518,000
Laredo Petroleum, Inc.(c)
1,050,000	6.250		03/15/23	1,057,875

Corporate Obligations – (continued)
Oil Field Services – (continued)
Matador Resources Co.(c)
1,950,000	6.875		04/15/23	2,040,188
MEG Energy Corp.(c)(d)
4,600,000	7.000		03/31/24	3,921,500
400,000	6.500		01/15/25	393,000
Nabors Industries, Inc.
2,250,000	4.625		09/15/21	2,193,750
Newfield Exploration Co.(c)
2,650,000	5.375		01/01/26	2,729,500
Noble Holding International Ltd.
3,700,000	7.750	(c)	01/15/24	3,380,875
2,155,000	7.875	(c)(d)	02/01/26	2,160,387
250,000	5.250		03/15/42	158,125
Oasis Petroleum, Inc.(c)
4,050,000	6.875		03/15/22	4,141,125
Parsley Energy LLC/Parsley Finance Corp.(c)(d)
2,650,000	5.625		10/15/27	2,630,125
Precision Drilling Corp.(c)
1,191,000	6.500		12/15/21	1,208,865
550,000	7.750		12/15/23	580,250
QEP Resources, Inc.(c)
4,120,000	5.625		03/01/26	4,047,900
Range Resources Corp.(c)
1,750,000	5.000		08/15/22	1,719,375
1,000,000	4.875		05/15/25	957,500
Rowan Cos., Inc.(c)
1,050,000	4.875		06/01/22	981,750
950,000	7.375		06/15/25	938,125
3,250,000	5.400		12/01/42	2,388,750
Sanchez Energy Corp.(c)
2,900,000	6.125		01/15/23	2,175,000
SESI LLC(c)(d)
2,500,000	7.750		09/15/24	2,600,000
Seven Generations Energy Ltd.(c)(d)
1,200,000	6.875		06/30/23	1,254,000
SM Energy Co.(c)
1,500,000	6.500		11/15/21	1,522,500
1,200,000	6.500		01/01/23	1,212,000
950,000	5.000		01/15/24	895,375
1,800,000	6.750		09/15/26	1,800,000
Transocean, Inc.
1,600,000	9.000	(c)(d)	07/15/23	1,720,000
700,000	7.500	(c)(d)	01/15/26	703,500
3,800,000	7.500		04/15/31	3,420,000
2,900,000	6.800		03/15/38	2,320,000
Trinidad Drilling Ltd.(c)(d)
3,750,000	6.625		02/15/25	3,637,500
Weatherford International Ltd.
2,200,000	7.750	(c)	06/15/21	2,191,750
2,100,000	8.250	(c)	06/15/23	2,026,500
2,250,000	6.500		08/01/36	1,710,000
Whiting Petroleum Corp.
1,300,000	1.250		04/01/20	1,223,624
2,600,000	5.750	(c)	03/15/21	2,652,000
WPX Energy, Inc.(c)
3,950,000	6.000		01/15/22	4,088,250
350,000	5.250		09/15/24	349,125

				129,081,034

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

February 28, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – 1.0%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(c)(d)
$4,700,000	6.125%		11/15/22	$4,829,250
Cheniere Corpus Christi Holdings LLC(c)
3,100,000	7.000		06/30/24	3,472,000
3,050,000	5.125		06/30/27	3,084,312
Cheniere Energy Partners LP(c)(d)
4,625,000	5.250		10/01/25	4,671,250
DCP Midstream Operating LP(d)
1,050,000	9.750		03/15/19	1,114,313
150,000	6.750		09/15/37	168,000
Energy Transfer Equity LP
1,750,000	7.500		10/15/20	1,894,375
885,000	4.250	(c)	03/15/23	866,194
1,200,000	5.875	(c)	01/15/24	1,269,000
2,100,000	5.500	(c)	06/01/27	2,163,000
Genesis Energy LP/Genesis Energy Finance Corp.(c)
5,000,000	6.000		05/15/23	4,987,500
NGPL PipeCo LLC(c)(d)
685,000	4.875		08/15/27	690,994
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(c)
4,700,000	5.750		04/15/25	4,711,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(c)
5,800,000	5.250		05/01/23	5,887,000
2,300,000	6.750		03/15/24	2,438,000
The Williams Cos., Inc.
1,650,000	7.500		01/15/31	1,988,250
1,850,000	7.750		06/15/31	2,277,812
1,500,000	5.750	(c)	06/24/44	1,588,125

				48,101,125

TOTAL CORPORATE OBLIGATIONS
(Cost $173,307,793)				$180,841,283

Shares	Description	Value
Common Stocks(b) – 0.3%
Oil, Gas & Consumable Fuels – 0.3%
758,151	Berry Petroleum Corp.	$6,823,359
200,259	Blue Ridge Mountain Resources, Inc.	1,682,176
108,621	Chaparral Energy, Inc. Class A	2,552,593
79,709	Chaparral Energy, Inc.	1,835,469

TOTAL COMMON STOCKS
(Cost $14,215,133)		$12,893,597

Shares	Rate	Value
Preferred Stocks(b) – 0.1%
Energy – Exploration & Production – 0.1%
Berry Petroleum Corp.
14,849	0.000%	$163,339
718,233	0.000	7,900,563

TOTAL PREFERRED STOCKS – 0.1%
(Cost $7,330,820)		$8,063,902

Shares	Description	Value
Exchange Traded Funds(f) – 7.2%
24,952,817	Alerian MLP ETF	$252,023,452
1,916,601	SPDR S&P Bank ETF	94,507,595

TOTAL EXCHANGE TRADED FUNDS
(Cost $323,713,217)		$346,531,047

Shares	Distribution Rate	Value
Investment Companies(e) – 37.8%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,653,005,860	1.262%	$1,653,005,860
Goldman Sachs High Yield Floating Rate Fund – Institutional Shares
16,666,437	3.336	161,497,777

TOTAL INVESTMENT COMPANIES
(Cost $1,813,876,597)		$1,814,503,637

Principal Amount	Interest Rate		Maturity Date	Value
Short-term Investments – 47.1%
Certificates of Deposit – 20.3%
Abbey National Treasury Services PLC
$2,000,000	1.700%		03/22/18	$2,000,159
(1M USD LIBOR + 0.180%)
20,000,000	1.760	(g)	05/31/18	20,006,628
Banco Del Estado De Chile
1,800,000	1.700		03/22/18	1,800,126
(1M USD LIBOR + 0.180%)
20,000,000	1.747	(g)	03/27/18	20,004,707
(1M USD LIBOR + 0.250%
11,000,000	1.830	(g)	08/02/18	11,003,812
Bank of Montreal
17,500,000	1.700		10/09/18	17,440,523
(1M USD LIBOR + 0.250%)
11,000,000	1.831	(g)	01/11/19	10,997,302
Bank of Nova Scotia
6,900,000	0.000	%(h)	07/06/18	6,849,927
(3M USD LIBOR + 0.160%)
22,000,000	1.696	(g)	03/09/18	22,001,394

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Principal Amount	Interest Rate		Maturity Date	Value
Short-term Investments – (continued)
Certificates of Deposit – (continued)
Barclays Bank PLC
$22,000,000	1.910	(i)	03/09/18	$22,002,189
(3M USD LIBOR + 0.250%)
11,000,000	2.194	(g)	02/22/19	11,004,254
(3M USD LIBOR + 0.420%)
5,000,000	2.113	(g)	03/29/18	5,002,430
Bayerische Landesbank
(3M USD LIBOR + 0.250%)
17,000,000	1.972	(g)	01/11/19	17,043,995
(3M USD LIBOR + 0.470%)
21,125,000	2.145		03/23/18	21,123,690
BNP Paribas New York(g)
20,000,000	1.780		05/02/18	20,008,701
Cancara Asset Securitization LLC(h)
18,000,000	0.000		03/05/18	17,996,292
Cooperatieve Rabobank UA
15,000,000	1.750		09/07/18	14,995,890
(1M USD LIBOR + 0.180%)
11,000,000	1.774	(g)	07/20/18	11,000,310
Credit Agricole SA
22,000,000	1.560		07/20/18	21,955,775
7,000,000	1.560		09/10/18	6,975,727
Credit Industriel et Commercial NY
11,000,000	1.430		03/12/18	10,999,788
Credit Suisse New York(g)
(1M USD LIBOR + 0.210%)
10,600,000	1.770		10/16/18	10,597,679
(1M USD LIBOR + 0.320%)
4,000,000	1.880		09/20/18	4,001,942
(1M USD LIBOR + 0.350%)
11,000,000	1.906		01/16/19	11,000,364
(1M USD LIBOR + 0.370%)
15,000,000	1.964		05/02/18	15,010,418
DG Bank NY
22,000,000	1.700		03/16/18	22,001,395
DnB NOR Bank ASA
5,000,000	1.560		09/19/18	4,982,641
(1M USD LIBOR + 0.310%)
30,800,000	1.904	(g)	03/20/18	30,807,337
Federation Des Caisses Desjardins du Qubec(h)
8,500,000	0.000		03/21/18	8,492,077
HSBC Bank PLC(g)
(1M USD LIBOR + 0.200%)
11,000,000	1.761		07/25/18	11,002,719
(1M USD LIBOR + 0.280%)
23,900,000	1.836		04/18/18	23,911,345
Industrial and Commercial Bank of China Ltd.
14,000,000	2.100		04/23/18	14,003,167
Kreditanstalt fuer Wiederaufbau
22,000,000	1.000		04/11/18	21,958,009
Landesbank Baden-Wuerttemberg
28,000,000	0.010		03/23/18	28,002,090
22,000,000	0.010%		04/24/18	21,998,200
3,750,000	1.850		11/07/18	3,738,185

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Landesbank Hessen-Thuringen
$13,000,000	1.000		03/20/18	$12,988,676
Mizuho Bank Ltd.
(3M USD LIBOR + 0.500%)
22,500,000	2.175	(g)	09/24/18	22,516,191
(3M USD LIBOR + 0.540%)
10,000,000	2.027		09/04/18	10,013,673
National Bank of Kuwait SAKP
7,000,000	1.650		03/07/18	6,999,989
13,000,000	1.700		03/21/18	12,999,788
11,000,000	1.900		04/27/18	10,999,949
Norinchukin Bank NY
35,000,000	1.720		03/22/18	35,001,595
Royal Bank of Canada
(1M USD LIBOR + 0.180%)
3,000,000	1.774	(g)	07/18/18	3,000,193
(1M USD LIBOR + 0.200%)
16,000,000	1.788		07/16/18	16,002,346
Sanofi(h)
20,000,000	0.000		04/12/18	19,959,652
Sheffield Receivables Corp.
5,500,000	0.000	(h)	03/09/18	5,497,920
3,500,000	1.000		03/15/18	3,497,740
Skandinaviska Enskilda Banken AB
30,800,000	1.894		03/20/18	30,807,166
Southern Co.(h)
8,000,000	0.000		03/07/18	7,997,278
Sumitomo Mitsui Banking Corp.
(1M USD LIBOR + 0.230%)
22,000,000	1.811		08/10/18	21,999,660
(1M USD LIBOR + 0.300%)
8,000,000	1.896	(g)	08/21/18	8,000,498
Sumitomo Trust & Banking Corp.
(1M USD LIBOR + 0.210%)
14,000,000	1.771	(g)	05/25/18	14,005,464
(1M USD LIBOR + 0.290%)
2,000,000	1.870		08/06/18	2,000,488
(3M USD LIBOR + 0.200%)
22,000,000	1.875		09/25/18	22,026,119
Suncor Energy, Inc.(h)
5,331,000	0.000		03/14/18	5,327,264
5,000,000	0.000		05/02/18	4,982,027
The Bank of Tokyo-Mitsubishi UFJ Ltd.
21,500,000	1.610		06/04/18	21,474,547
21,950,000	1.720	(i)	03/07/18	21,950,804
Thunder Bay Funding LLC(h)
11,000,000	0.000		03/20/18	10,990,241
Toronto-Dominion Bank
5,000,000	1.600		08/22/18	4,985,468
(1M USD LIBOR + 0.340%)
26,400,000	1.923		03/13/18	26,404,498
Toyota Finance Australia Ltd.
4,500,000	1.754		09/07/18	4,500,491

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

February 28, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Short-term Investments – (continued)
Certificates of Deposit – (continued)
U.S. Bank NA(i)
$17,000,000	1.700%		07/23/18	$16,999,472
UBS AG Stamford
21,950,000	1.980		03/07/18	21,952,340
Wells Fargo Bank NA
(1M USD LIBOR + 0.210%)
15,000,000	1.771	(g)	10/22/18	14,996,488
(3M USD LIBOR + 0.150%)
29,500,000	1.843		04/03/18	29,508,513

				974,107,724

Commercial Paper – 26.8%
ABN AMRO Funding USA LLC
20,000,000	0.000	(h)	04/25/18	19,944,653
4,000,000	1.000		04/23/18	3,989,356
Agricultural Bank of China Ltd.
10,000,000	2.100		03/20/18	10,001,345
Alaska Housing Finance Corp.
9,482,000	1.000		03/22/18	9,473,423
Alpine Securitization Ltd.
3,000,000	0.000	(h)	05/22/18	2,985,530
18,000,000	1.000		07/25/18	17,838,521
Atlantic Asset Securitization Corp.(h)
25,150,000	0.000		06/04/18	25,010,770
Australia & New Zealand Banking Group Ltd.
22,000,000	1.552	(i)	08/23/18	22,000,443
(1M USD LIBOR + 0.110%)
8,100,000	1.706		03/22/18	8,101,114
Bank of China Ltd.(h)
10,600,000	0.000		03/12/18	10,593,905
Barton Capital Corp.
20,000,000	1.000		04/05/18	19,964,800
20,000,000	1.000		05/16/18	19,915,899
Bedford Row Funding Corp.
(1M USD LIBOR + 0.360%)
8,750,000	1.940		03/05/18	8,750,625
(3M USD LIBOR + 0.190%)
24,000,000	1.790	(g)	03/16/18	24,003,465
Canadian Imperial Bank of Commerce
5,500,000	1.700		10/10/18	5,481,003
21,950,000	1.920		03/07/18	21,950,018
(1M USD LIBOR + 0.330%)
22,000,000	1.890	(g)	03/16/18	22,004,487
Chariot Funding LLC(h)
15,000,000	0.000		05/29/18	14,923,500
10,000,000	0.000		05/30/18	9,948,383
China Construction Banking Corp.
11,000,000	1.000		04/30/18	11,002,624
14,000,000	2.100		04/23/18	14,003,797
Ciesco LLC(i)
4,600,000	0.010		06/06/18	4,574,254
Collateralized Commercial Paper Co. LLC(g)
1,862,000	1.794		07/31/18	1,862,357
Collateralized Commercial Paper Co. Ltd.(g)
(1M USD LIBOR + 0.280%)
12,000,000	1.567		11/19/18	12,001,240

Short-term Investments – (continued)
Commercial Paper – (continued)
(3M USD LIBOR + 0.200%)
20,000,000	1.945		10/25/18	20,029,391
Commonwealth Bank of Australia(g)
(1M USD LIBOR + 0.190%)
5,000,000	1.427		09/14/18	4,999,128
(1M USD LIBOR + 0.190%)
3,000,000	1.428		09/24/18	2,999,402
(1M USD LIBOR + 0.230%)
270,000	1.702		12/07/18	269,951
(1M USD LIBOR + 0.260%)
5,000,000	1.821		12/21/18	5,000,069
(1M USD LIBOR + 0.320%)
25,500,000	1.880		03/16/18	25,505,065
Ei Dupont(h)
7,250,000	0.000		04/16/18	7,231,032
Electricite De France SA(h)
11,000,000	0.000		03/26/18	10,984,969
10,500,000	0.000		04/10/18	10,476,334
Erste Bank der oesterreichischen Sparkassen AG(h)
22,000,000	0.000		03/19/18	21,981,515
Ford Motor Credit Co. LLC(h)
5,000,000	0.000		05/02/18	4,982,859
11,700,000	0.000		05/11/18	11,652,826
3,650,000	0.000		07/10/18	3,620,369
15,000,000	0.000		02/20/19	14,583,203
Gotham Funding Corp.(h)
20,000,000	0.000		03/26/18	19,976,196
11,000,000	0.000		03/28/18	10,985,721
9,000,000	0.000		04/03/18	8,985,431
ING Funding LLC
4,000,000	0.000	(h)	07/09/18	3,969,812
(1M USD LIBOR + 0.220%)
23,000,000	1.448	(g)	05/11/18	23,010,473
Kells Funding LLC
15,000,000	0.000	(h)	03/09/18	14,994,424
18,000,000	0.010		04/23/18	17,950,590
Liberty Funding LLC(h)
5,000,000	0.000		03/22/18	4,995,065
10,000,000	0.000		04/03/18	9,983,841
15,000,000	0.000		05/14/18	14,939,219
13,000,000	0.000		06/01/18	12,930,233
LMA SA LMA Americas
18,000,000	0.000	(h)	06/08/18	17,892,150
8,000,000	0.010		05/02/18	7,973,302
14,250,000	0.010		07/02/18	14,143,293
Macquarie Bank Ltd.
11,000,000	0.000	(h)	05/18/18	10,951,843
19,000,000	0.000	(h)	11/07/18	18,692,238
(1M USD LIBOR + 0.300%)
19,500,000	1.867	(g)	06/29/18	19,503,817
Marriott International, Inc.
11,000,000	1.850		03/05/18	10,997,349
Matchpoint Finance PLC
7,000,000	0.000	(h)	03/01/18	6,999,693
25,000,000	0.000	(h)	04/16/18	24,939,259
8,000,000	1.000		03/22/18	7,991,713

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Principal Amount	Interest Rate		Maturity Date	Value
Short-term Investments – (continued)
Commercial Paper – (continued)
MetLife, Inc.(h)
$4,000,000	0.000%		03/27/18	$3,995,053
Mondelez International, Inc.
8,877,000	0.000	(h)	03/19/18	8,868,370
6,350,000	0.010		04/10/18	6,335,688
National Australia Bank Ltd.
21,250,000	1.919		03/08/18	21,252,288
National Bank of Canada
5,000,000	0.000	(h)	03/22/18	4,995,123
(1M USD LIBOR + 0.230%)
11,000,000	1.826		09/21/18	11,000,270
(1M USD LIBOR + 0.320%)
22,000,000	1.881		03/20/18	22,005,363
Nederlandse Wtrschbnk(h)
24,000,000	0.000		04/09/18	23,954,480
Nieuw Amsterdam Receivables Corp.(h)
22,000,000	0.000		04/18/18	21,943,674
8,000,000	0.000		04/23/18	7,977,104
Old Line Funding LLC
9,000,000	0.000	(h)	04/03/18	8,985,457
6,000,000	0.000	(h)	05/29/18	5,968,950
15,700,000	0.000	(h)	06/21/18	15,594,983
15,000,000	0.010		05/21/18	14,931,291
Oversea-Chinese Banking Corp. Ltd.
(1M USD LIBOR + 0.120%)
12,000,000	1.350		03/13/18	12,001,092
(1M USD LIBOR + 0.250%)
11,000,000	1.804		01/10/19	10,998,868
Private Export Funding Corp.
43,700,000	1.886		03/28/18	43,711,065
Schlumberger Holdings Corp.
8,900,000	0.000	(h)	05/01/18	8,869,360
2,000,000	1.000		03/15/18	1,998,508
Societe Generale SA
20,000,000	0.010		05/31/18	19,892,002
(1M USD LIBOR + 0.270%)
12,000,000	1.830	(g)	12/03/18	12,000,252
(3M USD LIBOR + 0.330%)
22,375,000	1.597		03/19/18	22,380,519
Svenska Handelsbanken AB
23,000,000	1.781		01/25/19	22,989,798
UBS AG London
20,000,000	1.526		06/15/18	20,011,326
Versailles Commercial Paper LLC(h)
12,500,000	0.000		04/09/18	12,475,320
22,000,000	0.000		05/01/18	21,922,896
11,000,000	0.000		05/14/18	10,952,677
Victory Receivables Corp.(h)
28,000,000	0.000		04/17/18	27,933,621
Westpac Banking Corp.
11,500,000	1.408		08/13/18	11,500,165
(1M USD LIBOR + 0.150%)
9,000,000	1.378		07/13/18	8,999,380
(1M USD LIBOR + 0.190%)
14,803,000	1.751		08/20/18	14,803,787

Short-term Investments – (continued)
Commercial Paper – (continued)
(1M USD LIBOR + 0.320%)
32,500,000	1.552		03/02/18	32,500,875
(1M USD LIBOR + 0.320%)
20,000,000	1.874		03/12/18	20,003,016
Westpac Securities NZ Ltd.
(3M USD LIBOR + 0.100%)
14,000,000	1.867	(g)	07/30/18	14,014,349
(3M USD LIBOR + 0.140%)
9,150,000	1.320		05/10/18	9,155,466

				1,284,369,723

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,258,777,347)				$2,258,477,447

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT
(Cost $4,591,220,907)				$4,621,310,914

Shares	Distribution Rate		Value
Securities Lending Reinvestment Vehicle(e) – 1.8%
Goldman Sachs Financial Square Government Fund – Institutional Shares
	84,768,886	1.262%	84,768,886
	(Cost $84,768,886)

TOTAL INVESTMENTS – 98.1%
	(Cost $4,675,989,793)		$4,706,079,800

	OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		90,177,408

	NET ASSETS – 100.0%		$4,796,257,208

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(b)	Security is currently in default and/or non-income producing.
(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(d)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $49,148,069, which represents approximately 1.0% of net assets as of February 28, 2018 and the liquidity determination is unaudited.
(e)	Represents an affiliated issuer/fund.
(f)	All or a portion of security is on loan.
(g)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2018.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

February 28, 2018 (Unaudited)

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(i)	Rate shown is that which is in effect on February 28, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Currency Abbreviations:
AUD	—Australian Dollar
CNH	—Chinese Yuan Renminbi Offshore
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
JPY	—Japanese Yen
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
ETF	—Exchange Traded Fund
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2018, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain
MS & Co. Int. PLC	CNH	1,156,710,000	USD	172,288,649	$181,943,779	05/16/18	$9,655,131
	GBP	230,930,000	USD	310,224,203	318,245,256	03/21/18	8,021,053
	JPY	2,566,000,000	USD	22,893,074	24,088,880	03/22/18	1,195,806
	SEK	1,298,925,000	USD	155,168,058	157,008,256	03/21/18	1,840,198
	USD	173,518,662	GBP	121,830,000	167,894,251	03/21/18	5,624,410
	ZAR	1,092,980,000	USD	90,291,758	92,352,314	03/22/18	2,060,555
TOTAL							$28,397,153

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss
MS & Co. Int. PLC	EUR	16,630,000	USD	20,816,636	$20,322,906	03/21/18	$(493,730)
	JPY	34,987,000,000	USD	330,282,583	328,448,034	03/22/18	(1,834,549)
	SEK	1,180,425,000	USD	146,396,351	142,684,505	03/21/18	(3,711,847)
	USD	162,573,436	CNH	1,156,710,000	181,943,779	05/16/18	(19,370,343)
	USD	311,592,167	EUR	262,490,000	320,779,283	03/21/18	(9,187,116)
	USD	771,992,631	JPY	85,881,000,000	806,226,472	03/22/18	(34,233,842)
TOTAL							$(68,831,427)

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

February 28, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At February 28, 2018, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Amsterdam Exchanges Index	35	03/16/18	$4,571,890	$108,173
CAC40 Index	186	03/16/18	12,069,877	344,621
DAX Index	31	03/16/18	11,754,931	229,680
FTSE 100 Index	187	03/16/18	18,602,815	386,940
FTSE/JSE Top 40 Index	2,068	03/15/18	89,982,877	(1,558,972)
FTSE/MIB Index	10	03/16/18	1,378,722	15,041
Hang Seng Index	17	03/28/18	3,337,916	(26,946)
IBEX 35 Index	2,402	03/16/18	288,191,238	1,272,075
MSCI Singapore Index	91	03/28/18	2,752,153	8,778
OMXS 30 Index	234	03/16/18	4,439,401	187,936
S&P 500 E-Mini Index	3,287	03/16/18	446,111,640	707,829
SPI 200 Index	62	03/15/18	7,224,516	337,523
Topix Index	136	03/08/18	22,536,014	284,784
2 Year U.S Treasury Notes	568	06/29/18	120,682,250	7,784
5 Year U.S Treasury Notes	409	06/29/18	46,597,242	2,480
10 Year U.S Treasury Notes	866	06/20/18	103,960,594	130,851
Total				$2,438,577
Short position contracts:
MSCI Emerging Markets Index	(1,464)	03/16/18	(86,595,600)	$3,208,029
Total Futures Contracts				$5,646,606

SWAP CONTRACTS — At February 28, 2018, the Portfolio had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT

Payments Made by the Portfolio(a)	Payments Received by Portfolio (%)	Termination Date	Notional Amount (000s)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
1.302%	6M LIBOR	01/24/22	GBP 431,000(b)	$2,048,804	$5,542	$2,043,262

(a)	Payments made semi-annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to February 28, 2018.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/Index(b)	Financing Rate Received/(Paid) by the Portfolio (%)	Credit Spread at February 28, 2018(a)	Termination Date	Notional Amount (000s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
CDX North America High Yield Index 28	3.302%	5.000%	12/20/22	$304,100	$24,133,714	$20,192,998	$3,940,716

(a)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.
(b)	Payments made quarterly.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Portfolio	Counterparty	Termination Date(a)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*
JPGSVENK Index(b)	1M LIBOR + 0.070%	JPMorgan Securities, Inc.	04/05/18	$459,553	$16,660,294

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	The Portfolio pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Portfolio will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(b)	The top 50 components are shown below.

A basket (JPGSVENK) of common stocks

Common Stocks	Sector	Shares	Value	Weight
Mattel Inc	Consumer, Cyclical	921,715	14,655,275	3.08%
Sempra Energy	Utilities	132,551	14,445,434	3.04%
Pinnacle West Capital Corp	Utilities	179,973	13,850,723	2.91%
Duke Energy Corp	Utilities	183,767	13,845,029	2.91%
Dominion Energy Inc	Utilities	186,043	13,780,225	2.90%
Crown Castle International Cor	Financial	124,884	13,744,780	2.89%
Southern Co/The	Utilities	318,177	13,700,687	2.88%
Federal Realty Investment Trus	Financial	119,921	13,663,783	2.87%
Regency Centers Corp	Financial	232,669	13,520,397	2.84%
PPL Corp	Utilities	452,151	12,954,133	2.72%
XL Group Ltd	Financial	191,909	8,119,681	1.71%
Netflix Inc	Communications	26,636	7,761,127	1.63%
Coty Inc	Consumer, Non-cyclical	374,355	7,232,543	1.52%
Alliant Energy Corp	Utilities	180,664	6,982,657	1.47%
Essex Property Trust Inc	Financial	31,080	6,956,537	1.46%
NextEra Energy Inc	Utilities	45,160	6,871,120	1.44%
Alexandria Real Estate Equitie	Financial	56,383	6,839,881	1.44%
Dr Pepper Snapple Group Inc	Consumer, Non-cyclical	58,787	6,834,011	1.44%
DTE Energy Co	Utilities	67,745	6,827,298	1.44%
Xcel Energy Inc	Utilities	157,562	6,819,273	1.43%
CMS Energy Corp	Utilities	159,881	6,786,945	1.43%
Realty Income Corp	Financial	136,855	6,730,522	1.41%
Consolidated Edison Inc	Utilities	89,655	6,714,272	1.41%
Incyte Corp	Consumer, Non-cyclical	78,737	6,705,238	1.41%
Eversource Energy	Utilities	117,359	6,689,483	1.41%
American Tower Corp	Financial	48,010	6,689,226	1.41%
Weyerhaeuser Co	Financial	189,998	6,655,642	1.40%
Mid-America Apartment Communit	Financial	76,952	6,604,014	1.39%
Equity Residential	Financial	117,029	6,580,524	1.38%
Regeneron Pharmaceuticals Inc	Consumer, Non-cyclical	20,418	6,542,744	1.38%
Johnson Controls International	Industrial	177,351	6,538,929	1.37%
Advanced Micro Devices Inc	Technology	532,856	6,452,884	1.36%
Molson Coors Brewing Co	Consumer, Non-cyclical	84,504	6,443,461	1.35%
Equinix Inc	Financial	15,882	6,227,469	1.31%
Kraft Heinz Co/The	Consumer, Non-cyclical	89,861	6,025,149	1.27%
Chesapeake Energy Corp	Energy	2,040,560	5,754,380	1.21%
TransDigm Group Inc	Industrial	18,659	5,379,528	1.13%
Amazon.com Inc	Communications	2,540	3,841,156	0.81%
Edwards Lifesciences Corp	Consumer, Non-cyclical	27,801	3,716,161	0.78%
CME Group Inc	Financial	22,215	3,691,230	0.78%
Cintas Corp	Consumer, Non-cyclical	21,372	3,647,289	0.77%
NVIDIA Corp	Technology	14,678	3,552,187	0.75%
Arthur J Gallagher & Co	Financial	51,021	3,526,090	0.74%
Boston Properties Inc	Financial	29,618	3,520,691	0.74%
McCormick & Co Inc/MD	Consumer, Non-cyclical	32,833	3,505,873	0.74%

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

February 28, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Common Stocks	Sector	Shares	Value	Weight
Boston Scientific Corp	Consumer, Non-cyclical	127,766	3,482,897	0.73%
Stryker Corp	Consumer, Non-cyclical	21,424	3,474,039	0.73%
Analog Devices Inc	Technology	38,518	3,472,393	0.73%
Entergy Corp	Utilities	45,775	3,470,662	0.73%
Abbott Laboratories	Consumer, Non-cyclical	56,773	3,425,137	0.72%

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At February 28, 2018, the Portfolio had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
EQO TOPIX Index	Citibank NA	17.70	05/07/2018	10,240,740	$10,240,740	$613,467	$2,659,042	$(2,045,575)
EQO AMLP Index	MS & Co. Int. PLC	10.89	04/19/2018	6,577,267	6,577,267	370,564	2,630,907	(2,260,343)
Total Purchased option contracts					$16,818,007	$984,031	$5,289,949	$(4,305,918)
Written option contracts
Puts
EQO AMLP Index	MS & Co. Int. PLC	10.89	04/19/2018	(6,577,267)	(6,577,267)	(5,367,648)	(3,956,884)	(1,410,764)

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Statement of Assets and Liabilities(a)

February 28, 2018 (Unaudited)

Assets:
Investments of unaffiliated issuers, at value (cost $2,777,344,310)(b)	$2,806,807,276
Investments of affiliated issuers, at value (cost $1,813,876,597)	1,814,503,637
Investments in securities lending reinvestment vehicle — affiliated issuer, at value which equals cost	84,768,886
Purchased options, at value (cost $5,289,949)	984,031
Cash	84,456,872
Foreign currencies, at value (cost $7,880,387)	2,537,037
Unrealized gain on swap contracts	16,660,294
Unrealized gain on forward foreign currency exchange contracts	28,397,153
Receivables:
Collateral on certain derivative contracts(c)	148,402,274
Dividends and interest	9,450,932
Portfolio shares sold	2,132,537
Foreign tax reclaims	93,603
Securities lending income	13,141
Reimbursement from investment adviser	3,269
Other assets	159,972
Total assets	4,999,370,914

Liabilities:
Unrealized loss on forward foreign currency exchange contracts	68,831,427
Variation margin on future contracts	7,228,795
Variation margin on swap contracts	765,634
Written option contracts, at value (premium received $3,956,884)	5,367,648
Payables:
Payable upon return of securities loaned	84,768,886
Investments purchased	15,065,261
Collateral on certain derivative contracts(d)	13,510,000
Portfolio shares redeemed	4,708,072
Management fees	2,557,933
Transfer Agency fees	146,467
Accrued expenses	163,583
Total liabilities	203,113,706

Net Assets:
Paid-in capital	4,976,417,854
Undistributed net investment income	22,868,418
Accumulated net realized loss	(209,926,028)
Net unrealized gain	6,896,964
NET ASSETS	$4,796,257,208
Net Assets:
Institutional	$4,468,723,170
Class R6	327,534,038
Total Net Assets	$4,796,257,208
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	458,133,149
Class R6	33,605,141
Net asset value, offering and redemption price per share:
Institutional	$9.75
Class R6	9.75

(a)	Statement of Assets and Liabilities for the Portfolio is consolidated and includes the balances of a wholly owned subsidiary, Cayman Commodity — TTIF, Ltd. Accordingly, all interfund balances and transactions have been eliminated.
(b)	Includes loaned securities having a market value of $81,496,347.
(c)	Includes amounts segregated for initial margin requirements and/or collateral on futures, forward foreign currency exchange contracts and swaps of $57,340,000, $62,870,000, and $28,192,274 respectively.
(d)	Includes amounts segregated for initial margin requirements and/or collateral on swaps of $13,510,000.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Statement of Operations(a)

For the Six Months Ended February 28, 2018 (Unaudited)

Investment income:
Dividends — unaffiliated issuers	$8,899,467
Dividends — affiliated issuers	14,280,250
Interest	28,196,855
Securities lending income — affiliated issuer	157,775
Total investment income	51,534,347

Expenses:
Management fees	17,648,061
Transfer Agency fees(b)	996,445
Custody, accounting and administrative services	165,001
Professional fees	80,973
Registration fees	26,017
Printing and mailing costs	19,321
Trustee fees	14,256
Other	74,985
Total expenses	19,025,059
Less — expense reductions	(1,787,962)
Net expenses	17,237,097
NET INVESTMENT INCOME	34,297,250

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investments — unaffiliated issuers	15,404,450
Investment — affiliated issuers	(4,064,083)
Purchased options	(14,758,319)
Futures contracts	(15,206,571)
Written options	20,153,562
Swap contracts	8,801,412
Forward foreign currency exchange contracts	1,410,369
Foreign currency transactions	4,587,857
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	(12,933,879)
Investment — affiliated issuers	3,615,160
Purchased options	(752,923)
Futures contracts	6,615,958
Written options	(693,887)
Swap contracts	20,560,017
Forward foreign currency exchange contracts	2,652,226
Foreign currency translation	(5,361,417)
Net realized and unrealized gain	30,029,932
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$64,327,182

(a)	Statement of Operations for the Portfolio is consolidated and includes the balances of a wholly owned subsidiary, Cayman Commodity — TTIF, Ltd. Accordingly, all interfund balances and transactions have been eliminated.
(b)	Class specific Transfer Agency fees were as follows:

Transfer Agency Fees
Institutional	Class R6(c)
$990,790	$5,655

(c)	Commenced operations on December 29, 2017

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Statements of Changes in Net Assets(a)

February 28, 2018 (Unaudited)

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Period November 1, 2016- August 31, 2017(b)	For the Fiscal Year Ended October 31, 2016
From operations:
Net investment income	$34,297,250	$49,910,860	$57,341,246
Net realized gain (loss)	16,328,677	100,749,497	(283,400,665)
Net change in unrealized gain (loss)	13,701,255	(108,786,521)	206,720,215
Net increase (decrease) in net assets resulting from operations	64,327,182	41,873,836	(19,339,204)

Distributions to shareholders:
From net investment income
Institutional Shares	(45,296,029)	(94,407,307)	(216,014,287)
Total distributions to shareholders	(45,296,029)	(94,407,307)	(216,014,287)

From share transactions:
Proceeds from sales of shares	868,775,028	1,091,408,140	1,527,879,564
Reinvestment of distributions	45,296,029	94,407,307	216,014,287
Cost of shares redeemed	(1,379,773,069)	(1,105,199,452)	(958,354,546)
Net increase (decrease) in net assets resulting from share transactions	(465,702,012)	80,615,995	785,539,305
TOTAL INCREASE (DECREASE)	(446,670,859)	28,082,524	550,185,814

Net assets:
Beginning of period	5,242,928,067	5,214,845,543	4,664,659,729
End of period	$4,796,257,208	$5,242,928,067	$5,214,845,543
Undistributed net investment income	$22,868,418	$33,867,197	$74,789,723

(a)	Statements of Changes in Net Assets for the Portfolio is consolidated and includes the balances of a wholly owned subsidiary, Cayman Commodity — TTIF, Ltd. Accordingly, all interfund balances and transactions have been eliminated.
(b)	The Portfolio changed its fiscal year end from October 31 to August 31.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from Investment Operations
Year - Share Class	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - Institutional	$9.73	$0.07	$0.04	$0.11	$(0.09)
2018 - Class R6 (Commenced December 29, 2017)	9.81	0.04	(0.10)	(0.06)	—

FOR THE PERIOD NOVEMBER 1, 2016 - AUGUST 31,*
2017 - Institutional	9.83	0.09	(0.01)	0.08	(0.18)

FOR THE FISCAL YEAR ENDED OCTOBER 31,
2016 - Institutional	10.40	0.11	(0.22)	(0.11)	(0.46)
2015 - Institutional	9.87	0.18	0.46	0.64	(0.11)

FOR THE PERIOD ENDED OCTOBER 31,
2014 - Institutional	10.00	0.04	(0.17)	(0.13)	—

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.
(e)	Annualized.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets(c)		Ratio of total expenses to average net assets(c)		Ratio of net investment income to average net assets		Portfolio turnover rate(d)

$9.75	1.25%	$4,468,723	0.69	%(e)	0.76	%(e)	1.37	%(e)	18%
9.75	(0.61)	327,534	0.73	(e)	0.76	(e)	2.32	(e)	18

9.73	0.82	5,242,928	0.62	(e)	0.75	(e)	1.10	(e)	28

9.83	(0.96)	5,214,846	0.59		0.77		1.15		48
10.40	6.57	4,664,660	0.52		0.79		1.77		81

9.87	(1.30)	1,522,551	0.63	(e)	0.86	(e)	1.63	(e)	45

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Notes to Financial Statements

February 28, 2018 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Goldman Sachs Tactical Tilt Overlay Fund (the “Portfolio”) is a diversified fund and currently offers two classes of shares — Institutional and Class R6 Shares. Class R6 Shares commenced operations on December 29, 2017. Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Portfolio pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Basis of Consolidation for Goldman Sachs Tactical Tilt Overlay Fund — The Cayman Commodity – TTIF, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 31, 2014 and is currently a wholly-owned subsidiary of the Portfolio. The Subsidiary acts as an investment vehicle for the Portfolio to enable the Portfolio to gain exposure to certain types of commodity-linked derivative instruments. The Portfolio is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of July 31, 2014, and it is intended that the Portfolio will remain the sole shareholder and will continue to control the Subsidiary. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of February 28, 2018, the Portfolio’s net assets were $4,796,257,208, of which, $356,141,403, or 7.4%, represented the Subsidiary’s net assets.

B.  Investment Valuation — The Portfolio’s valuation policy is to value investments at fair value.

C.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Portfolio may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. The Portfolio records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Consolidated Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting interest rate swaps whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

D.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), and non-class specific expenses of the Portfolio are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Portfolio are charged to the Portfolio, while such expenses incurred by the Trust are allocated across the Portfolio

24

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class-specific expenses, where applicable, are borne by the respective share classes and include Transfer Agency fees.

E.  Federal Taxes and Distributions to Shareholders — It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Portfolio is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Portfolio’s net assets on the Consolidated Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F.  Foreign Currency Translation — The accounting records and reporting currency of the Portfolio are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Consolidated Statement of Operations within net change in unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolio’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

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GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the investments held by the Portfolio, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolio’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private Investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The investment manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolio invests in Underlying Funds that fluctuate in value, the Portfolio’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio and cash collateral received, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Portfolio, if any, is noted in the Consolidated Schedule of Investments.

iii.  Options — When the Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Bilateral swap contracts are agreements in which the Portfolio and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Portfolio and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Portfolio is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a

27

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Portfolio’s investment in credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Portfolio buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Portfolio, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Portfolio may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Portfolio generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Portfolio sells protection through a credit default swap, the Portfolio could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Portfolio, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Portfolio may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Portfolio is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Portfolio bought credit protection.

A total return swap is an agreement that gives the Portfolio the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Portfolio may also be required to pay the dollar value of that decline to the counterparty.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Portfolio’s investments and derivatives classified in the fair value hierarchy as of February 28, 2018:

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$180,841,284	$—
Common Stock and/or Other Equity Investments(a)
North America	1,682,176	19,275,323	—
Exchange Traded Funds	346,531,047	—	—
Investment Companies	1,814,503,637	—	—
Short-term Investments	—	2,258,477,447	—
Securities Lending Reinvestment Vehicle	84,768,886	—	—
Total	$2,247,485,746	$2,458,594,054	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$28,397,153	$—
Futures Contracts(b)	7,232,524	—	—
Interest Rate Swap Contracts(b)	—	2,043,262	—
Credit Default Swap Contracts(b)	—	3,940,716	—
Total Return Swap Contracts(b)	—	16,660,294	—
Options Purchased	—	984,031	—
Total	$7,232,524	$52,025,456	$—
Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(68,831,427)	$—
Futures Contracts(b)	(1,585,918)	—	—
Written Options Contracts	—	(5,367,649)	—
Total	$(1,585,918)	$(74,199,076)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile. The Portfolio utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

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GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purpose) as of February 28, 2018. These instruments were used as part of the Portfolio’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Portfolio’s net exposure.

Risk	Consolidated Statement of Assets and Liabilities	Assets		Consolidated Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures and swap contracts	$2,184,377	(a)	—	$—
Credit	Receivable for unrealized gain on swap contracts	3,940,716	(a)	—	—
Commodity	Receivable for unrealized gain on swap contracts	16,660,294		—	—
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	28,397,153		Payable for unrealized loss on forward foreign currency exchange contracts	(68,831,427)
Equity	Variation margin on futures contracts; Purchased options, at value	8,075,440	(a)	Variation margin on futures contracts; Written options, at value	(6,953,567)	(a)
Total		$59,257,980			$(75,784,994)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The following table sets forth, by certain risk types, the Portfolio’s gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2018. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Consolidated Statement of Operations:

Risk	Consolidated Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from futures contracts and swap contracts /Net change in unrealized gain (loss) on futures contracts	$(7,034,543)	$1,949,692	3,041
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	1,893,423	1,856,461	1
Commodity	Net change in unrealized gain (loss) on futures contracts	—	20,634,104	1
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	1,410,369	2,652,226	27
Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	4,131,206	1,288,907	11,292
Total		$400,455	$28,381,390	14,632

(a)	Average number of contracts is based on the average of month end balances for the period February 28, 2018.

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4. INVESTMENTS IN DERIVATIVES (continued)

In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty. Additionally, the Portfolio may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Portfolio, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolio attempts to mitigate counterparty risk by only entering into agreements with counterparties that the Investment Adviser believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

The following table sets forth the Portfolio’s net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of February 28, 2018:

	Derivative Assets(a)				Derivative Liabilities(a)			Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(a)	Net Amount(b)
Counterparty	Options Purchased	Swaps	Forward Currency Contracts	Total	Forward Currency Contracts	Options Written	Total
Citibank NA	$613,467	$—	$—	$613,467	$—	$—	$—	$613,467	$(540,000)	$73,467
JPMorgan Securities, Inc.	—	16,660,294	—	16,660,294	—	—	—	16,660,294	(7,820,000)	8,840,294
MS & Co. Int. PLC	370,564	—	28,397,153	28,767,717	(68,831,427)	(5,367,649)	(74,199,076)	(45,431,359)	45,431,359	—
Total	$984,031	$16,660,294	$28,397,153	$46,041,478	$(68,831,427)	$(5,367,649)	$(74,199,076)	$(28,157,598)	$37,071,359	$8,913,761

(a)	Gross amounts available for offset but not netted in the Consolidated Statement of Assets and Liabilities.
(b)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

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Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Portfolio, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolio’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Portfolio’s average daily net assets. For the six months ended February 28, 2018, contractual and effective net management fees with GSAM were at the following rates:

Contractual Management Rate
First $2 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Management Fee Rate	Effective Net Management Fee Rate*^(a)
0.75%	0.68%	0.64%	0.62%	0.70%	0.65%

*	GSAM has agreed to waive a portion of its management fee payable by the Portfolio in an amount equal to any management fees it earns as an investment adviser to any of the affiliated underlying funds in which the Portfolio invests through at least December 29, 2018. Prior to such date GSAM may not terminate the arrangement without the approval of the Trustees.
^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
(a)	Reflects combined management fees paid to GSAM under the Agreement and the Subsidiary Agreement as defined below after waivers.

The Portfolio invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”) and the Goldman Sachs High Yield Floating Rate Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Portfolio in an amount equal to the management fee it earns as an investment adviser to any of the affiliated Underlying Funds in which the Portfolio invests, except those management fees it earns from the Portfolio’s investment of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the six months ended February 28, 2018, GSAM waived $1,761,037 of the Portfolio’s management fee.

GSAM also provides management services to the Subsidiary pursuant to a Subsidiary Management Agreement (the “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of the Subsidiary’s average daily net assets. In consideration of the Subsidiary’s management fee, and for as long as the Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of the Portfolio’s management fee in an amount equal to the management fee accrued and paid to GSAM by the Subsidiary under the Subsidiary Agreement. For the six months ended February 28, 2018, GSAM waived $740,078 of the Portfolio’s management fee. This waiver represents an inter-fund transaction and, accordingly, has been eliminated in consolidation.

B.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolio for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates of 0.04% of the average daily net assets of Institutional Shares and 0.03% of the average daily net assets of Class R6 Shares.

C.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expenses” of the Portfolio (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolio is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the Portfolio is 0.164%. The Other Expense limitation will remain in place through at least February 28, 2018, and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees. In addition, the Portfolio has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Portfolio’s expenses and are received irrespective of the application of the “Other Expense” limitation described above.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 28, 2018, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions
$1,761,037	$26,925	$1,787,962

D.  Line of Credit Facility — As of February 28, 2018, the Portfolio participated in a $1,100,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolio based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2018, the Portfolio did not have any borrowings under the facility.

E.  Other Transactions with Affiliates — For the six months ended February 28, 2018 , Goldman Sachs earned $87,193, in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Portfolio.

The Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. For the six months ended February 28, 2018, the purchases at cost with an affiliated fund in compliance with Rule 17a-7 for the Portfolio were $3,850,000

The table below shows the transactions in and earnings from investments in the Underlying Funds for the six months ended February 28, 2018:

Affiliated Investment Companies	Beginning Value as of August 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales of Affiliated Investment Companies	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of February 28, 2018	Shares as of February 28, 2018	Dividend Income from Affiliated Investment Companies
Goldman Sachs Financial Square Government Fund	$1,695,818,753	$1,289,106,230	$(1,331,919,123)	$—	$—	$1,653,005,860	1,653,005,860	$8,930,581
Goldman Sachs High Yield Floating Rate Fund	368,545,426	6,670,235	(213,268,961)	(4,064,083)	3,615,160	161,497,777	16,666,437	5,349,669
Total	$2,064,364,179	$1,295,776,465	$(1,545,188,084)	$(4,064,083)	$3,615,160	$1,814,503,637		$14,280,250

As of February 28, 2018, the following Fund of Funds Portfolios were the benefiical owners of 5% or more of total outstanding shares of the Portfolio:

Goldman Sachs Tax-Advantaged Global Equity Portfolio	5%

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2018, were $165,422,595 and $494,255,975 respectively.

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Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

7. SECURITIES LENDING

The Portfolio may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Portfolio’s securities lending procedures, the Portfolio receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Portfolio, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Portfolio on the next business day. As with other extensions of credit, the Portfolio may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Portfolio or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Consolidated Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Portfolio invests the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% (prior to February 21, 2018, GSAM may have received a management fee upto 0.205%) on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Portfolio whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Portfolio by paying the Portfolio an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Portfolio’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Portfolio’s overnight and continuous agreements represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2018, are disclosed as “Payable upon return of securities loaned” on the Consolidated Statement of Assets and Liabilities, where applicable.

Both the Portfolio and BNYM received compensation relating to the lending of the Portfolio’s securities. The amounts earned, if any, by the Portfolio’s for the six months ended February 28, 2018, are reported under Investment Income on the Consolidated Statement of Operations.

The following table provides information about the Portfolio’s investment in the Government Money Market Fund for the six months ended February 28, 2018.

Beginning Value as of August 31, 2017	Purchases at Cost	Proceeds from Sales	Ending Value as of February 28, 2018
$155,454,690	$776,023,855	$(846,709,647)	$84,768,886

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8. TAX INFORMATION

As of the Portfolio’s most recent fiscal year end, August 31, 2017, the Portfolio’s capital loss carryforwards were as follows:

Capital loss carryforwards:
Perpetual Short-term	$(195,779,673)
Perpetual Long-term	(60,213,884)
Total capital loss carryforwards	$(255,993,557)

As of February 28, 2018, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$4,639,442,532
Gross unrealized gain	94,076,092
Gross unrealized loss	(27,438,824)
Net unrealized security gain	$66,637,268

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures, net mark to market gains/(losses) on foreign currency contracts, differences in the tax treatment of swap transactions, underlying fund investments and consent fees.

GSAM has reviewed the Portfolio’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Portfolio’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Portfolio’s risks include, but are not limited to, the following:

Derivatives Risk — The Portfolio’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolio. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets being hedged, if any.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. The imposition of exchange controls, (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolio has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Portfolio also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

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Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

9. OTHER RISKS (continued)

Foreign Custody Risk — If the Portfolio invests in foreign securities, the Portfolio may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Portfolio’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Portfolio’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If the Portfolio focuses its investments in securities of issuers located in a particular country or geographic region, it will subject the Portfolio, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Portfolio will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Portfolio’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

Investments in Other Investment Companies — As a shareholder of another investment company, including an, ETF the Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Investments in the Underlying Funds — The investments of the Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. The Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Large Shareholder Transactions Risk — The Portfolio may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Portfolio in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the

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9. OTHER RISKS (continued)

lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

Sector Risk — To the extent the Portfolio focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Portfolio may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Tax Risk — The Portfolio will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The Portfolio has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. The IRS also recently issued proposed regulations that, if finalized, would generally treat the Portfolio’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. The Portfolio has obtained an opinion of counsel that the Portfolio’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Portfolio’s income from such investments was not “qualifying income,” in which case the Portfolio would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Portfolio failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Portfolio’s shareholders.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events after the Consolidated Statement of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Period Ended August 31, 2017(a)		For the Fiscal Year Ended October 31, 2016
	Shares	Dollars	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	54,590,043	$537,824,857	111,043,563	$1,091,408,140	159,963,476	$1,527,879,564
Reinvestment of distributions	4,617,332	45,296,029	9,613,779	94,407,307	22,361,727	216,014,287
Shares redeemed	(140,073,777)	(1,379,482,212)	(112,301,237)	(1,105,199,452)	(100,184,535)	(958,354,546)
	(80,866,402)	(796,361,326)	8,356,105	80,615,995	82,140,668	785,539,305
Class R6(b)
Shares sold	33,634,875	330,950,171	—	—	—	—
Shares redeemed	(29,734)	(290,857)	—	—	—	—
	33,605,141	330,659,314	—	—	—	—
NET INCREASE (DECREASE)	(47,261,261)	$(465,702,012)	8,356,105	$80,615,995	82,140,668	$785,539,305

(a)	The Portfolio changed its fiscal year end from October 31 to August 31.
(b)	Commenced operations on December 29, 2017.

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Portfolio Expenses — Six Month Period Ended February 28, 2018 (Unaudited)

As a shareholder of Institutional and Class R6 Shares of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Institutional and Class R6 Shares of the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2017 through February 28, 2018, which represents a period of 181 and 58 days in a 365 day year for Institutional and Class R6 Shares.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs

Share Class	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*
Institutional Shares
Actual	$1,000.00	$1,012.50		$3.44
Hypothetical 5% return	1,000.00	1,021.37	+	3.46
Class R6 Shares(a)
Actual	1,000.00	993.90		1.16
Hypothetical 5% return	1,000.00	1,006.79	+	1.16

(a)	Commenced operations on December 29, 2017.
+	Hypothetical expenses are based on the Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*	Expenses are calculated using the Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2018. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period was 0.69% for Institutional Shares and 0.73% for Class R6 Shares.

39

FUND PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.29 trillion in assets under supervision as of December 31, 2017, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund
∎	Total Emerging Markets Income Fund[4]

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund[5]
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund[6]
∎	Concentrated Growth Fund[7]
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund[8]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund[9]
∎	International Equity ESG Fund[10]
∎	Asia Equity Fund
∎	Emerging Markets Equity Fund
∎	N-11 Equity Fund
∎	ESG Emerging Markets Equity Fund

Select Satellite

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund[11]
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Absolute Return Multi-Asset Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Equity Growth Strategy Portfolio
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date 2020 Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
∎	Tactical Exposure Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on December 26, 2017, the Goldman Sachs Dynamic Emerging Markets Debt Fund was renamed the Goldman Sachs Total Emerging Markets Income Fund.
[5]	Effective on June 20, 2017, the Goldman Sachs Growth and Income Fund was renamed the Goldman Sachs Equity Income Fund.
[6]	Effective after the close of business on August 31, 2017, the Goldman Sachs Flexible Cap Growth Fund was renamed the Goldman Sachs Flexible Cap Fund.
[7]	Effective on July 28, 2017, the Goldman Sachs Focused Growth Fund was reorganized with and into the Goldman Sachs Concentrated Growth Fund.
[8]	Effective after the close of business on October 31, 2017, the Goldman Sachs Dynamic U.S. Equity Fund was renamed the Goldman Sachs Blue Chip Fund.
[9]	Effective after the close of business on February 27, 2018, the Goldman Sachs Strategic International Equity Fund was renamed the Goldman Sachs International Equity Income Fund.
[10]	Effective after the close of business on February 27, 2018, the Goldman Sachs Focused International Equity Fund was renamed the Goldman Sachs International Equity ESG Fund.
[11]	Effective after the close of business on October 30, 2017, the Goldman Sachs Dynamic Allocation Fund was renamed the Goldman Sachs Alternative Premia Fund. Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES	OFFICERS
Jessica Palmer, Chair Kathryn A. Cassidy Diana M. Daniels Herbert J. Markley James A. McNamara Roy W. Templin Gregory G. Weaver

James A. McNamara, President

Scott M. McHugh, Treasurer, Senior Vice President and

Principal Financial Officer

Joseph F. DiMaria, Assistant Treasurer

and Principal Accounting Officer

Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Portfolio included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolio in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolio, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolio. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities and information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (I) without charge, upon request by calling 1-800-526-7384; and (II) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Forms N-Q. The Portfolio’s Forms N-Q are available on the SEC’s web site at http://www.sec.gov within 60 days after the Portfolio’s first and third fiscal quarters. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Form N-Qs may be obtained upon request and without charge by calling 1-800-621-2550 (for Institutional Shareholders).

Portfolio holdings and allocations shown are as of February 28, 2018 and may not be representative of future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect a series of assumptions and judgments as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

THIS MATERIAL IS FOR INFORMATIONAL PURPOSES ONLY AND IS PROVIDED SOLELY ON THE BASIS THAT IT WILL NOT CONSTITUTE INVESTMENT OR OTHER ADVICE OR A RECOMMENDATION RELATING TO ANY PERSON’S OR PLAN’S INVESTMENT OR OTHER DECISIONS, AND GOLDMAN SACHS IS NOT A FIDUCIARY OR ADVISOR WITH RESPECT TO ANY PERSON OR PLAN BY REASON OF PROVIDING THE MATERIAL OR CONTENT HEREIN INCLUDING UNDER THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974 OR DEPARTMENT OF LABOR REGULATIONS. PLAN SPONSORS AND OTHER FIDUCIARIES SHOULD CONSIDER THEIR OWN CIRCUMSTANCES IN ASSESSING ANY POTENTIAL COURSE OF ACTION.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider the Portfolio’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about the Portfolio and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

© 2018 Goldman Sachs. All rights reserved. 126469-OTU-744317 TACTSAR-18/1,275

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d) A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Gregory G. Weaver is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 12(a)(1) of the registrant’s Form N-CSR filed on July 8, 2015 for its International Equity Insights Funds.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	May 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	May 2, 2018

By:	/s/ Scott McHugh

Scott McHugh
Principal Financial Officer
Goldman Sachs Trust

Date:	May 2, 2018